                   VINTAGE 3(SM) VARIABLE ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This Prospectus describes VINTAGE 3 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:

AMERICAN FUNDS INSURANCE SERIES -- CLASS 2                          MET INVESTORS SERIES TRUST
   American Funds Global Growth Fund                                   Dreman Small-Cap Value Portfolio -- Class A+
   American Funds Growth Fund                                          Harris Oakmark International Portfolio -- Class A+
   American Funds Growth-Income Fund                                   Janus Capital Appreciation Portfolio -- Class A+
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST --
   CLASS 2                                                             Lord Abbett Growth and Income Portfolio -- Class B+
   Franklin Income Securities Fund                                     Lord Abbett Mid-Cap Value Portfolio -- Class B+
   Templeton Developing Markets Securities Fund                        Mercury Large-Cap Core Portfolio -- Class A+
   Templeton Foreign Securities Fund                                   Met/AIM Capital Appreciation Portfolio -- Class A+
JANUS ASPEN SERIES -- SERVICE SHARES                                   Met/AIM Small Cap Growth Portfolio -- Class A+
   Mid Cap Growth Portfolio                                            MFS(R) Value Portfolio -- Class A+
LAZARD RETIREMENT SERIES, INC.                                         Neuberger Berman Real Estate Portfolio -- Class A+
   Lazard Retirement Small Cap Portfolio                               Pioneer Fund Portfolio -- Class A+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. --  CLASS I+           Pioneer Mid-Cap Value Portfolio -- Class A+
   Legg Mason Partners Variable Investors Portfolio+                   Pioneer Strategic Income Portfolio -- Class A+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+                            Third Avenue Small Cap Value Portfolio -- Class B+
   Legg Mason Partners Variable Appreciation Portfolio+             METROPOLITAN SERIES FUND, INC.
   Legg Mason Partners Variable Equity Index Portfolio --
     Class II+                                                         BlackRock Aggressive Growth Portfolio -- Class D+
   Legg Mason Partners Variable Fundamental Value Portfolio+           BlackRock Bond Income Portfolio -- Class E+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+                     Capital Guardian U.S. Equity Portfolio -- Class A+
   Legg Mason Partners Variable Adjustable Rate Income
     Portfolio+                                                        FI Large Cap Portfolio -- Class A+
   Legg Mason Partners Variable Aggressive Growth Portfolio+           FI Value Leaders Portfolio -- Class D+
   Legg Mason Partners Variable High Income Portfolio+                 MFS(R) Total Return Portfolio -- Class F+
   Legg Mason Partners Variable Large Cap Growth Portfolio+            Oppenheimer Global Equity Portfolio -- Class B+
   Legg Mason Partners Variable Mid Cap Core Portfolio+             PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
   Legg Mason Partners Variable Money Market Portfolio+                Real Return Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+                            Total Return Portfolio
   Legg Mason Partners Variable Multiple Discipline Portfolio --    PUTNAM VARIABLE TRUST -- CLASS IB
     All Cap Growth and Value+                                         Putnam VT Small Cap Value Fund
   Legg Mason Partners Variable Multiple Discipline Portfolio --    VARIABLE INSURANCE PRODUCTS FUND
     Balanced All Cap Growth and Value+                                VIP Contrafund(R) Portfolio -- Service Class
   Legg Mason Partners Variable Multiple Discipline Portfolio --       VIP Mid Cap Portfolio -- Service Class 2
     Global All Cap Growth and Value+                               METROPOLITAN SERIES FUND, INC. -- ASSET ALLOCATION PORTFOLIOS --
                                                                    CLASS B
   Legg Mason Partners Variable Multiple Discipline Portfolio --       MetLife Conservative Allocation Portfolio+
     Large Cap Growth and Value+                                       MetLife Conservative to Moderate Allocation Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+                             MetLife Moderate Allocation Portfolio+
   Legg Mason Partners Variable Small Cap Growth Opportunities         MetLife Moderate to Aggressive Allocation Portfolio+
     Portfolio+                                                        MetLife Aggressive Allocation Portfolio+

----------
(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.

*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

The Contract, certain Contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum St., 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary................................................    3
Summary.................................................    4
Fee Table...............................................    8
Condensed Financial Information.........................   15
The Annuity Contract....................................   15
   Contract Owner Inquiries.............................   16
   Purchase Payments....................................   16
   Accumulation Units...................................   16
   The Variable Funding Options.........................   17
The Fixed Account.......................................   23
Charges and Deductions..................................   23
   General..............................................   23
   Withdrawal Charge....................................   24
   Free Withdrawal Allowance............................   25
   Transfer Charge......................................   25
   Administrative Charges...............................   25
   Mortality and Expense Risk Charge....................   25
   Guaranteed Minimum Withdrawal Benefit Charge.........   26
   Enhanced Stepped-Up Provision Charge.................   26
   Variable Liquidity Benefit Charge....................   26
   Variable Funding Option Expenses.....................   26
   Premium Tax..........................................   26
   Changes in Taxes Based upon Premium or Value.........   26
Transfers...............................................   26
Market Timing/Excessive Trading.........................   27
   Dollar Cost Averaging................................   29
Access to Your Money....................................   29
   Guaranteed Minimum Withdrawal Benefit................   30
   Systematic Withdrawals...............................   35
   Loans................................................   36
Ownership Provisions....................................   36
   Types of Ownership...................................   36
     Contract Owner.....................................   36
     Beneficiary........................................   36
     Annuitant..........................................   36
Death Benefit...........................................   37
   Death Proceeds before the Maturity Date..............   37
   Enhanced Stepped-Up Provision........................   38
   Payment of Proceeds..................................   38
   Spousal Contract Continuation........................   40
   Beneficiary Contract Continuance.....................   40
   Planned Death Benefit................................   41
   Death Proceeds after the Maturity Date...............   41
   The Annuity Period...................................   41
Maturity Date...........................................   41
   Allocation of Annuity................................   42
   Variable Annuity.....................................   42
   Fixed Annuity........................................   42
Payment Options.........................................   43
   Election of Options..................................   43
   Annuity Options......................................   43
   Variable Liquidity Benefit...........................   43
Miscellaneous Contract Provisions.......................   44
   Right to Return......................................   44
   Termination..........................................   44
   Required Reports.....................................   44
   Suspension of Payments...............................   44
The Separate Accounts...................................   45
   Performance Information..............................   45
Federal Tax Considerations..............................   46
   General Taxation of Annuities........................   46
   Types of Contracts: Qualified and Non-qualified......   46
   Qualified Annuity Contracts..........................   46
   Taxation of Qualified Annuity Contracts..............   47
   Mandatory Distributions for Qualified Plans..........   47
   Non-qualified Annuity Contracts......................   49
   Diversification Requirements for Variable Annuities..   50
   Ownership of the Investments.........................   50
   Taxation of Death Benefit Proceeds...................   50
   Other Tax Considerations.............................   50
   Treatment of Charges for Optional Benefits...........   50
   Puerto Rico Tax Considerations.......................   51
   Non-Resident Aliens..................................   51
   Other Information....................................   51
The Insurance Companies.................................   51
Financial Statements....................................   52
   Distribution of Variable Annuity Contracts...........   52
   Conformity with State and Federal Laws...............   53
   Voting Rights........................................   53
   Restrictions on Financial Transactions...............   53
   Legal Proceedings....................................   53
Appendix A: Condensed Financial Information
   for MetLife of CT Separate Account Nine..............   A-1
Appendix B: Condensed Financial Information
   for MetLife of CT Separate Account Ten...............   B-1
Appendix C: The Fixed Account...........................   C-1
Appendix D: Contents of the Statement of
   Additional Information...............................   D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                           VINTAGE 3 VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this Prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options (annuity period). You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This product is available to owners and Annuitants under the age of 75 as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.70%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after three full years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals -- Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.........................................................         6%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE...........................................................       $ 10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE..........................................        6%(3)

(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.....................................      $ 30(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years              6%
         1 years               2 years              5%
         2 years               3 years              4%
        3 + years                                   0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:

  YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years              6%
         1 years               2 years              5%
         2 years               3 years              4%
        3 + years                                   0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:

Mortality and Expense Risk Charge............................      1.70%(5)
Administrative Expense Charge................................      0.15%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH NO OPTIONAL FEATURES SELECTED...................      1.85%
Optional E.S.P. Charge.......................................      0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. ONLY SELECTED....................................      2.05%
Optional GMWB I Charge (maximum upon reset)..................      1.00%(6)
Optional GMWB II Charge (maximum upon reset).................      1.00%(6)
Optional GMWB III Charge.....................................      0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB I ONLY SELECTED....................................      2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB II ONLY SELECTED...................................      2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB III ONLY SELECTED..................................      2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB I SELECTED..............................      3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB II SELECTED.............................      3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB III SELECTED............................      2.30%

----------

(5) We are waiving the Mortality and Expense charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.

(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                              MINIMUM    MAXIMUM
                                                              -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying
Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses).....     0.47%      4.47%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                              DISTRIBUTION
                                                 AND/OR                                 CONTRACTUAL FEE    NET TOTAL
                                             SERVICE (12b-               TOTAL ANNUAL        WAIVER         ANNUAL
                                MANAGEMENT         1)           OTHER      OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                    FEE           FEES        EXPENSES      EXPENSES     REIMBURSEMENT    EXPENSES**
-----------------------------   ----------   -------------    --------   ------------   ---------------   -------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund
     -- Series I+............      0.60%           --           0.27%        0.87%             --           0.87%(1)
AMERICAN FUNDS INSURANCE
   SERIES
   American Funds Global
     Growth Fund --
     Class 2*................      0.58%         0.25%          0.04%        0.87%             --           0.87%
   American Funds Growth
     Fund -- Class 2*........      0.33%         0.25%          0.02%        0.60%             --           0.60%
   American Funds
     Growth-Income Fund --
     Class 2*................      0.28%         0.25%          0.01%        0.54%             --           0.54%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Income
     Securities Fund --
     Class 2*................      0.46%         0.25%          0.02%        0.73%             --           0.73%(2)(3)
   Franklin Small-Mid Cap
     Growth Securities Fund
     -- Class 2*+............      0.48%         0.25%          0.28%        1.01%           0.02%          0.99%(3)(4)
   Templeton Developing
     Markets Securities Fund
     -- Class 2*.............      1.24%         0.25%          0.29%        1.78%             --           1.78%
   Templeton Foreign
     Securities Fund --
     Class 2*................      0.65%         0.25%          0.17%        1.07%           0.05%          1.02%(4)
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio
     -- Service Shares*......      0.64%         0.25%          0.03%        0.92%             --           0.92%
LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement Small
     Cap Portfolio*..........      0.75%         0.25%          0.22%        1.22%             --           1.22%
LEGG MASON PARTNERS
   INVESTMENT SERIES
   Legg Mason Partners
     Variable Dividend
     Strategy Portfolio+++...      0.65%           --           0.21%        0.86%             --           0.86%
   Legg Mason Partners
     Variable Premier
     Selections All Cap
     Growth Portfolio+++.....      0.75%           --           0.19%        0.94%             --           0.94%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio --
     Class I+................      0.75%           --           0.07%        0.82%             --           0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio --
     Class I.................      0.65%           --           0.06%        0.71%             --           0.71%
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio --
     Class I+................      0.75%           --           0.22%        0.97%             --           0.97%

                                              DISTRIBUTION
                                                 AND/OR                                 CONTRACTUAL FEE    NET TOTAL
                                             SERVICE (12b-               TOTAL ANNUAL        WAIVER         ANNUAL
                                MANAGEMENT         1)           OTHER      OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                    FEE           FEES        EXPENSES      EXPENSES     REIMBURSEMENT    EXPENSES**
-----------------------------   ----------   -------------    --------   ------------   ---------------   -------------
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Appreciation
     Portfolio...............      0.70%           --           0.02%        0.72%             --           0.72%
   Legg Mason Partners
     Variable Diversified
     Strategic Income
     Portfolio+..............      0.65%           --           0.12%        0.77%             --           0.77%
   Legg Mason Partners
     Variable Equity Index
     Portfolio --
     Class II*...............      0.31%         0.25%          0.03%        0.59%             --           0.59%
   Legg Mason Partners
     Variable Fundamental
     Value Portfolio.........      0.75%           --           0.03%        0.78%             --           0.78%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income
     Portfolio*++............      0.55%         0.25%          0.28%        1.08%             --           1.08%(5)
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio++......      0.75%           --           0.02%        0.77%             --           0.77%(5)
   Legg Mason Partners
     Variable High Income
     Portfolio++.............      0.60%           --           0.06%        0.66%             --           0.66%
   Legg Mason Partners
     Variable International
     All Cap Growth
     Portfolio+++............      0.85%           --           0.15%        1.00%             --           1.00%(5)
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio++......      0.75%           --           0.04%        0.79%             --           0.79%(5)
   Legg Mason Partners
     Variable Large Cap
     Value Portfolio+++......      0.60%           --           0.05%        0.65%             --           0.65%
   Legg Mason Partners
     Variable Mid Cap Core
     Portfolio++.............      0.75%           --           0.07%        0.82%             --           0.82%
   Legg Mason Partners
     Variable Money Market
     Portfolio++.............      0.45%           --           0.02%        0.47%             --           0.47%(5)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     All Cap Growth and
     Value*..................      0.75%         0.25%          0.06%        1.06%             --           1.06%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     Balanced All Cap Growth
     and Value*..............      0.75%         0.25%          0.06%        1.06%             --           1.06%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     Global All Cap Growth
     and Value*..............      0.75%         0.25%          0.15%        1.15%             --           1.15%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     Large Cap Growth and
     Value*..................      0.75%         0.25%          0.24%        1.24%             --           1.24%

                                              DISTRIBUTION
                                                 AND/OR                                 CONTRACTUAL FEE    NET TOTAL
                                             SERVICE (12b-               TOTAL ANNUAL        WAIVER         ANNUAL
                                MANAGEMENT         1)           OTHER      OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                    FEE           FEES        EXPENSES      EXPENSES     REIMBURSEMENT    EXPENSES**
-----------------------------   ----------   -------------    --------   ------------   ---------------   -------------
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners
     Variable Small Cap
     Growth Opportunities
     Portfolio...............      0.75%           --           0.30%        1.05%             --           1.05%
LORD ABBETT SERIES FUND, INC.
   Growth and Income
     Portfolio -- Class
     VC+.....................      0.48%           --           0.41%        0.89%             --           0.89%(14)
   Mid-Cap Value Portfolio
     -- Class VC+............      0.74%           --           0.38%        1.12%             --           1.12%(14)
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value
     Portfolio -- Class A....      0.83%           --           3.64%        4.47%           3.37%          1.10%(6)
   Harris Oakmark
     International Portfolio
     -- Class A..............      0.82%           --           0.13%        0.95%             --           0.95%
   Janus Capital
     Appreciation Portfolio
     -- Class A..............      0.65%           --           0.09%        0.74%             --           0.74%(6)

   Lord Abbett Growth and
     Income Portfolio --
     Class B*................      0.50%         0.25%          0.04%        0.79%             --           0.79%(6)
   Lord Abbett Mid-Cap Value
     Portfolio -- Class B*...      0.68%         0.25%          0.08%        1.01%             --           1.01%
   Mercury Large-Cap Core
     Portfolio -- Class A....      0.78%           --           0.12%        0.90%             --           0.90%(6)
   Met/AIM Capital
     Appreciation Portfolio
     -- Class A..............      0.76%           --           0.05%        0.81%             --           0.81%(6)
   Met/AIM Small Cap Growth
     Portfolio -- Class A....      0.90%           --           0.10%        1.00%             --           1.00%(6)
   MFS(R) Value Portfolio --
     Class A.................      0.73%           --           0.24%        0.97%             --           0.97%(6)
   Neuberger Berman Real
     Estate Portfolio --
     Class A.................      0.67%           --           0.03%        0.70%             --           0.70%
   Pioneer Fund Portfolio --
     Class A.................      0.75%           --           0.28%        1.03%           0.03%          1.00%(6)
   Pioneer Mid-Cap Value
     Portfolio -- Class A....      0.75%           --           2.84%        3.59%           2.59%          1.00%(6)
   Pioneer Strategic Income
     Portfolio -- Class A....      0.73%           --           0.09%        0.82%             --           0.82%(6)
   Third Avenue Small Cap
     Value Portfolio --
     Class B*................      0.75%         0.25%          0.05%        1.05%             --           1.05%
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Aggressive
     Growth Portfolio --
     Class D*................      0.73%         0.10%          0.06%        0.89%             --           0.89%
   BlackRock Bond Income
     Portfolio -- Class E*...      0.40%         0.15%          0.07%        0.62%             --           0.62%(7)
   Capital Guardian U.S.
     Equity Portfolio --
     Class A.................      0.67%           --           0.06%        0.73%             --           0.73%

                                              DISTRIBUTION
                                                 AND/OR                                 CONTRACTUAL FEE    NET TOTAL
                                             SERVICE (12b-               TOTAL ANNUAL        WAIVER         ANNUAL
                                MANAGEMENT         1)           OTHER      OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                    FEE           FEES        EXPENSES      EXPENSES     REIMBURSEMENT    EXPENSES**
-----------------------------   ----------   -------------    --------   ------------   ---------------   -------------
   FI Large Cap Portfolio --
     Class A.................      0.80%           --           0.06%        0.86%            --            0.86%(8)
   FI Value Leaders
     Portfolio -- Class D*...      0.66%         0.10%          0.07%        0.83%            --            0.83%
   MFS(R) Total Return
     Portfolio -- Class F*...      0.57%         0.20%          0.16%        0.93%            --            0.93%(9)
   Oppenheimer Global Equity
     Portfolio -- Class B*...      0.60%         0.25%          0.33%        1.18%            --            1.18%
   T. Rowe Price Large Cap
     Growth Portfolio --
     Class B*+...............      0.60%         0.25%          0.12%        0.97%            --            0.97%(10)
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio --
     Administrative Class....      0.25%           --           0.41%        0.66%            --            0.66%(11)
   Total Return Portfolio --
     Administrative Class....      0.25%           --           0.40%        0.65%            --            0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund -- Class
     IB*+....................      0.70%         0.25%          0.47%        1.42%            --            1.42%
   Putnam VT International
     Equity Fund -- Class
     IB*+....................      0.75%         0.25%          0.18%        1.18%            --            1.18%
   Putnam VT Small Cap Value
     Fund -- Class IB*.......      0.76%         0.25%          0.08%        1.09%            --            1.09%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
      -- Class I+............      0.70%           --           0.07%        0.77%            --            0.77%
VARIABLE INSURANCE PRODUCTS
   FUND
   VIP Contrafund(R)
     Portfolio -- Service
     Class*..................      0.57%         0.10%          0.09%        0.76%            --            0.76%
   VIP Mid Cap Portfolio --
     Service Class 2*........      0.57%         0.25%          0.12%        0.94%            --            0.94%

                                                                                                                       NET TOTAL
                                                                                                                        ANNUAL
                                                                                                                       OPERATING
                                                                                                                       EXPENSES
                                              DISTRIBUTION                                                             INCLUDING
                                                 AND/OR                                  CONTRACTUAL     NET TOTAL        NET
                                                 SERVICE                TOTAL ANNUAL     FEE WAIVER       ANNUAL      EXPENSES OF
                                 MANAGEMENT      (12b-1)       OTHER     OPERATING     AND/OR EXPENSE    OPERATING     UNDERLYING
UNDERLYING FUND:                    FEE           FEES       EXPENSES     EXPENSES      REIMBURSEMENT   EXPENSES**     PORTFOLIOS
------------------------------   ----------   ------------   --------   ------------   --------------   ----------   ---------------
  METROPOLITAN SERIES FUND,
   INC.
  MetLife Conservative
   Allocation Portfolio --
   Class B*...................     0.10%         0.25%         0.95%      1.30%            0.95%          0.35%       0.98%(12)(13)
  MetLife Conservative to
   Moderate Allocation
   Portfolio -- Class B*......     0.10%         0.25%         0.31%      0.66%            0.31%          0.35%       1.00%(12)(13)
  MetLife Moderate Allocation
   Portfolio -- Class B*......     0.10%         0.25%         0.19%      0.54%            0.19%          0.35%       1.04%(12)(13)
  MetLife Moderate to
   Aggressive Allocation
   Portfolio -- Class B*......     0.10%         0.25%         0.24%      0.59%            0.24%          0.35%       1.06%(12)(13)
  MetLife Aggressive
   Allocation Portfolio --
   Class B*...................     0.10%         0.25%         1.66%      2.01%            1.66%          0.35%       1.07%(12)(13)

----------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+     Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES
(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.

(2)   The Fund administration fee is paid indirectly through the management fee.

(3) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(4) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(5) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.

(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.

(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(8) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(9) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on May 1, 2006.

(10) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(11) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(12) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

(13) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable expense limitations) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

(14) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on January 1, 2006.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).

                                             IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                    END OF PERIOD SHOWN              ANNUITIZED AT END OF PERIOD SHOWN
                FUNDING                    -------------------------------------   -------------------------------------
                 OPTION                    1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------   ------   -------   -------   --------   ------   -------   -------   --------
Underlying Fund with Maximum Total
   Annual Operating Expenses............    1321      2719      3961      6574       721     2119       3461      6574
Underlying Fund with Minimum Total
   Annual Operating Expenses............     928      1597      2181      3467       328      997       1681      3467

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Vintage 3 Variable Annuity is a Contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the "Maturity Date." The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants under the age of 75 on the Contract Date.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate.

The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

                FUNDING                                 INVESTMENT                                 INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------     ----------------------------------------     -----------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund -- Series     Seeks to provide  growth of capital.         A I M Advisors, Inc.
     I+*
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund       Seeks capital appreciation through           Capital Research and Management
     -- Class 2                            stocks.                                      Company
   American Funds Growth Fund -- Class     Seeks capital appreciation through           Capital Research and Management
     2                                     stocks.                                      Company
   American Funds Growth-Income Fund       Seeks both capital appreciation and          Capital Research and Management
     -- Class 2                            income.                                      Company
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund --      Seeks to maximize income while               Franklin Advisers, Inc.
     Class 2                               maintaining prospects for capital
                                           appreciation.
   Franklin Small-Mid Cap Growth           Seeks long-term capital growth.              Franklin Advisers, Inc.
     Securities Fund -- Class 2+
   Templeton Developing Markets            Seeks long-term capital appreciation.        Templeton Asset Management Ltd.
     Securities Fund -- Class 2
   Templeton Foreign Securities Fund       Seeks long-term capital growth.              Templeton Investment Counsel, LLC
     -- Class 2                                                                         Subadviser: Franklin Templeton
                                                                                        Investment Management Limited
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio -- Service     Seeks long-term growth of capital.           Janus Capital Management LLC
     Shares
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.        Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES
   Legg Mason Partners Variable            Seeks capital appreciation, principally      Smith Barney Fund Management LLC
     Dividend Strategy Portfolio+*         through investments in dividend-paying
                                           stocks.
   Legg Mason Partners Variable            Seeks long-term capital growth.              Smith Barney Fund Management LLC
     Premier Selections All Cap Growth
     Portfolio+*
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All        Seeks capital appreciation through           Salomon Brothers Asset Management
     Cap Portfolio -- Class I+*            investments.                                 Inc
   Legg Mason Partners Variable            Seeks long-term growth of capital, with      Salomon Brothers Asset Management
     Investors Portfolio                   growth of current income as a secondary      Inc
                                           objective.
   Legg Mason Partners Variable Small      Seeks long-term growth of capital.           Salomon Brothers Asset Management
     Cap Growth Portfolio+*                                                             Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable            Seeks long-term appreciation of capital.     Smith Barney Fund Management LLC
     Appreciation Portfolio
   Legg Mason Partners Variable            Seeks high current income.                   Smith Barney Fund Management LLC
     Diversified Strategic Income                                                       Subadviser: Citigroup Asset
     Portfolio+*                                                                        Management Ltd.

                FUNDING                                 INVESTMENT                                 INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------     ----------------------------------------     -----------------------------------
   Legg Mason Partners Variable Equity     Seeks to correspond to the price and         TIMCO Asset Management, Inc.
     Index Portfolio -- Class II*          yield performance of the S&P 500 Index.
   Legg Mason Partners Variable            Seeks long-term capital growth.  Current     Smith Barney Fund Management LLC
     Fundamental Value Portfolio           income is a secondary consideration.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable            Seeks to provide high current income and     Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio      to limit the degree of fluctuation of
                                           its net asset value resulting from
                                           movements in interest rates.
   Legg Mason Partners Variable            Seeks long-term capital appreciation.        Smith Barney Fund Management LLC
     Aggressive Growth Portfolio
   Legg Mason Partners Variable High       Seeks high current income. Secondarily,      Smith Barney Fund Management LLC
     Income Portfolio                      seeks capital appreciation.
   Legg Mason Partners Variable            Seeks total return on assets from growth     Smith Barney Fund Management LLC
     International All Cap Growth          of capital and income.
     Portfolio+*
   Legg Mason Partners Variable Large      Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Cap Growth Portfolio
   Legg Mason Partners Variable Large      Seeks long-term growth of capital with       Smith Barney Fund Management LLC
     Cap Value Portfolio+*                 current income as a secondary objective.
   Legg Mason Partners Variable Mid        Seeks long-term growth of capital.            Smith Barney Fund Management LLC
     Cap Core Portfolio
   Legg Mason Partners Variable Money      Seeks to maximize current income             Smith Barney Fund Management LLC
     Market Portfolio                      consistent with preservation of capital.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV
   Legg Mason Partners Variable            Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     All Cap Growth and Value
   Legg Mason Partners Variable            Seeks a balance between long-term growth     Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --      of capital and principal preservation.
     Balanced All Cap Growth and Value
   Legg Mason Partners Variable            Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     Global All Cap Growth and Value
   Legg Mason Partners Variable            Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     Large Cap Growth and Value
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners Variable Small      Seeks long-term capital growth.              Smith Barney Fund Management LLC
     Cap Growth Opportunities
     Portfolio
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio --          Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
     Class VC+                             income without excessive fluctuations in
                                           market value.
   Mid-Cap Value Portfolio --
   Class VC+                               Seeks capital appreciation through           Lord, Abbett & Co. LLC
                                           investments, primarily in equity
                                           securities, which are believed to be
                                           undervalued in the marketplace.
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio --     Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Dreman Value Management
                                                                                        L.L.C.
   Harris Oakmark International            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                                               Subadviser: Harris Associates L.P.
   Janus Capital Appreciation              Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio -- Class A                                                               Subadviser: Janus Capital
                                                                                        Management LLC

                FUNDING                               INVESTMENT                                INVESTMENT
                OPTION                                 OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------   ----------------------------------------    -----------------------------------
   Lord Abbett Growth and Income         Seeks growth of capital and current         Met Investors Advisory, LLC
     Portfolio -- Class B                income without excessive fluctuations in    Subadviser: Lord, Abbett & Co. LLC
                                         the market value.
   Lord Abbett Mid-Cap Value Portfolio   Seeks capital appreciation through          Met Investors Advisory, LLC
     -- Class B                          investment, primarily in equity             Subadviser: Lord, Abbett & Co. LLC
                                         securities which are believed to be
                                         undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio --   Seeks long-term capital growth.             Met Investors Advisory, LLC
     Class A                                                                         Subadviser: Merrill Lynch
                                                                                     Investment Managers, L.P.
   Met/AIM Capital Appreciation          Seeks capital appreciation.                 Met Investors Advisory, LLC
     Portfolio -- Class A                                                            Subadviser:  AIM Capital
                                                                                     Management, Inc.
   Met/AIM Small Cap Growth Portfolio    Seeks long-term growth of capital.          Met Investors Advisory, LLC
     -- Class A                                                                      Subadviser:  AIM Capital
                                                                                     Management, Inc.
   MFS(R) Value Portfolio -- Class A     Seeks capital appreciation and              Met Investors Advisory, LLC
                                         reasonable income.                          Subadviser: Massachusetts Financial
                                                                                     Services Company.
   Neuberger Berman Real Estate          Seeks to provide total return through       Met Investors Advisory, LLC
     Portfolio -- Class A                investment in real estate securities,       Subadviser: Neuberger Berman
                                         emphasizing both capital appreciation       Management, Inc.
                                         and current income.
   Pioneer Fund Portfolio -- Class A     Seeks reasonable income and capital         Met Investors Advisory, LLC
                                         growth.
                                                                                     Subadviser: Pioneer Investment
                                                                                     Management, Inc.
   Pioneer Mid-Cap Value Portfolio --    Seeks capital appreciation.                 Met Investors Advisory, LLC
     Class A                                                                         Subadviser: Pioneer Investment
                                                                                     Management, Inc.
   Pioneer Strategic Income Portfolio    Seeks a high level of current income.       Met Investors Advisory, LLC
     -- Class A                                                                      Subadviser: Pioneer Investment
                                                                                     Management, Inc.
   Third Avenue Small Cap Value          Seeks long-term capital appreciation.       Met Investors Advisory, LLC
     Portfolio -- Class B                                                            Subadviser: Third Avenue Management
                                                                                     LLC
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth           Seeks maximum capital appreciation.         MetLife Advisers, LLC
     Portfolio -- Class D                                                            Subadviser: BlackRock Advisors, Inc.
   BlackRock Bond Income Portfolio --    Seeks competitive total return primarily    MetLife Advisers, LLC
     Class E                             from investing in fixed-income              Subadviser: BlackRock Advisors, Inc.
                                         securities.
   Capital Guardian U.S. Equity          Seeks long-term growth of capital.          MetLife Advisers, LLC
     Portfolio -- Class A                                                            Subadviser: Capital Guardian Trust
                                                                                     Company
   FI Large Cap Portfolio -- Class A     Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                     Subadviser: Fidelity Management &
                                                                                     Research Company
   FI Value Leaders Portfolio -- Class   Seeks long-term growth of capital.          MetLife Advisers, LLC
     D                                                                               Subadviser: Fidelity Management &
                                                                                     Research Company
   MetLife Aggressive Allocation         Seeks growth of capital.                    MetLife Advisers, LLC
     Portfolio -- Class B
   MetLife Conservative Allocation       Seeks a high level of current income,       MetLife Advisers, LLC
     Portfolio -- Class B                with growth of capital as a secondary
                                         objective.
   MetLife Conservative to Moderate        Seeks high total return in the form of    MetLife Advisers, LLC
     Allocation Portfolio -- Class B       income and growth of capital, with a
                                           greater emphasis on income.
   MetLife Moderate Allocation             Seeks a balance between a high level of   MetLife Advisers, LLC
     Portfolio -- Class B                  current income and growth of capital,
                                           with a greater emphasis on growth of
                                           capital.
   MetLife Moderate to Aggressive          Seeks growth of capital.                  MetLife Advisers, LLC
     Allocation Portfolio -- Class B

                FUNDING                                 INVESTMENT                                 INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------     ----------------------------------------     -----------------------------------
   MFS(R) Total Return Portfolio --        Seeks a favorable total return through       MetLife Advisers, LLC
     Class F                               investment in a diversified portfolio.       Subadviser: Massachusetts Financial
                                                                                        Services Company
   Oppenheimer Global Equity Portfolio     Seeks capital appreciation.                  MetLife Advisers, LLC
     -- Class B                                                                         Subadviser: OppenheimerFunds, Inc.
   T.Rowe Price Large Cap Growth           Seeks long-term growth of capital and,       MetLife Advisers, LLC
     Portfolio -- Class B+*                secondarily, dividend income.                Subadviser: T. Rowe Price
                                                                                        Associates Inc.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of capital and prudent     Company LLC
                                           investment management.
   Total Return Portfolio --               Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of capital and prudent     Company LLC
                                           investment management.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital.           Putnam Investment Management, LLC
     Class IB+
   Putnam VT International Equity Fund     Seeks capital appreciation.                  Putnam Investment Management, LLC
     -- Class IB+
   Putnam VT Small Cap Value Fund --       Seeks capital appreciation.                  Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio -- Class      Seeks capital appreciation.                  Van Kampen Asset Management
     I+
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio --          Seeks long-term capital appreciation.        Fidelity Management & Research
     Service Class                                                                      Company
   VIP Mid Cap Portfolio -- Service        Seeks long-term growth of capital.           Fidelity Management & Research
     Class 2                                                                            Company

----------
+     Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:
UNDERLYING FUND NAME CHANGES

                       FORMER NAME                                                          NEW NAME
------------------------------------------------------------         ---------------------------------------------------------
GREENWICH STREET SERIES FUND                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                              Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                              Legg Mason Partners Variable Diversified Strategic
                                                                       Income
                                                                          Portfolio
   Equity Index Portfolio                                              Legg Mason Partners Variable Equity Index Portfolio
   Fundamental Value Portfolio                                         Legg Mason Partners Variable Fundamental Value
                                                                       Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                        Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                      Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                               Legg Mason Partners Variable Small Cap Growth Portfolio
SMITH BARNEY INVESTMENT SERIES                                       LEGG MASON PARTNERS INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                            Legg Mason Partners Variable Dividend Strategy
                                                                       Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio            Legg Mason Partners Variable Premier Selections All
                                                                       Cap
                                                                          Growth Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                               LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio-All Cap Growth and Value              Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio --
                                                                          All  Cap Growth and Value
   Multiple Discipline Portfolio-Balanced All Cap Growth and           Legg Mason Partners Variable Multiple Discipline
     Value                                                             Portfolio --
                                                                          Balanced All Cap Growth and Value
   Multiple Discipline Portfolio-Global All Cap Growth and             Legg Mason Partners Variable Multiple Discipline
     Value                                                             Portfolio --
                                                                          Global All Cap Growth and Value
   Multiple Discipline Portfolio-Large Cap Growth and Value            Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio --
                                                                          Large Cap Growth and Value
TRAVELERS SERIES FUND INC.                                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                 Legg Mason Partners Variable Adjustable Rate Income
                                                                          Portfolio
   Smith Barney Aggressive Growth Portfolio                            Legg Mason Partners Variable Aggressive Growth
                                                                       Portfolio
   Smith Barney High Income Portfolio                                  Legg Mason Partners Variable High Income Portfolio
   Smith Barney International All Cap Growth Portfolio                 Legg Mason Partners Variable International All Cap
                                                                       Growth
                                                                          Portfolio
   Smith Barney Large Capitalization Growth Portfolio                  Legg Mason Partners Variable Large Cap Growth
                                                                       Portfolio
   Smith Barney Large Cap Value Portfolio                              Legg Mason Partners Variable Large Cap Value Portfolio
   Smith Barney Mid Cap Core Portfolio                                 Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                                 Legg Mason Partners Variable Money Market Portfolio
VARIABLE ANNUITY PORTFOLIOS                                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio               Legg Mason Partners Variable Small Cap Growth
                                                                          Opportunities Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.

                      FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
------------------------------------------------------------         ---------------------------------------------------------
 --                                                                  MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                              Janus Capital Appreciation Portfolio
AIM VARIABLE INSURANCE FUND                                          AIM VARIABLE INSURANCE FUND
   AIM VI Premier Equity Fund                                           AIM VI Core Equity Fund
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
   AIM Capital Appreciation Portfolio                                  MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
   Equity Income Portfolio                                             FI Value Leaders Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
   Large Cap Portfolio                                                 FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Aggressive Portfolio                     MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Conservative Portfolio                   MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate-Conservative
   Portfolio                                                           MetLife Conservative to Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate-Aggressive Portfolio            MetLife Moderate to Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate Portfolio                       MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
   Mercury Large Cap Core Portfolio                                    Mercury Large-Cap Core Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.

                 FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
------------------------------------------------------------         ---------------------------------------------------------
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Mid Cap Growth Portfolio                                   BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Total Return Portfolio                                     MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     MFS(R) Value Portfolio                                            MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Fund Portfolio                                            Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Mid-Cap Value Portfolio                                   Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Strategic Income Portfolio                                Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Strategic Equity Portfolio                                        FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Growth Portfolio                    MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Value Portfolio                     Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Travelers Managed Income Portfolio                                BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Van Kampen Enterprise Portfolio                                   Capital Guardian U.S. Equity Portfolio

UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.

                 FORMER UNDERLYING FUND                                               NEW UNDERLYING FUND
------------------------------------------------------------         ---------------------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio                       Lord Abbett Growth and Income Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio                        T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                                   MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                            Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                                       METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                                 Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                                       MET INVESTORS SERIES TRUST
   Mercury Value Opportunities VI Fund                                 Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                                       Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                                    Oppenheimer Global Equity Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      -     administration of the annuity options available under the Contracts,

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

YEARS SINCE PURCHASE PAYMENT
           MADE
----------------------------
GREATER THAN OR     BUT LESS     WITHDRAWAL
   EQUAL TO            THAN        CHARGE
--------------      --------     ----------
   0 years           1 year          6%
   1 year            2 years         5%
   2 years           3 years         4%
  3+ years                           0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies, then

      (a)   any Purchase Payment to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun

      -     under the Managed Distribution Program

      - if you elect Annuity Payments for a fixed period of at least five years, or

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun, or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.70% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

    YEARS SINCE INITIAL PURCHASE PAYMENT
---------------------------------------------
GREATER THAN OR EQUAL
         TO                     BUT LESS THAN          WITHDRAWAL CHARGE
---------------------           -------------          -----------------
      0 years                      1 year                      6%
       1 year                      2 years                     5%
      2 years                      3 years                     4%
      3+ years                                                 0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Growth Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the

Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:                  GMWB I                                GMWB II                               GMWB III
-------------          ----------------------                   ---------------------               --------------------------
                              Principal                              Principal
ALSO CALLED:                  Guarantee                              Guarantee                      Principal Guarantee Value
-------------          ----------------------                   ---------------------               --------------------------
                          Not available for
                        purchase on or after
                       March 28, 2005, unless                   Available on or after                   Available on or after
                          GMWB II is not                          March 28, 2005 if                     March 28,2005 if
                          approved in your                      approved in your                        approved in your
AVAILABILITY:                    state                                  state                                   state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                GMWB I            GMWB II           GMWB III
                                                             ----------         ----------         ----------
If you make your first withdrawal BEFORE the 3rd
anniversary after you purchase GMWB:.................         5% of RBB          5% of RBB         5% of RBB

If you make your first withdrawal AFTER the 3rd .
anniversary after you purchase GMWB:.................        10% of RBB         10% of RBB         5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current WITHDRAWAL.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                         ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
                                         ------------------------------                        ------------------------------
                           CONTRACT                                               CONTRACT
                            VALUE             RBB                AWB (5%)           VALUE           RBB               AWB (5%)
                        --------------  ------------------   -----------------    --------   -----------------  --------------------
VALUES AS OF
INITIAL GMWB PURCHASE      $100,000          $100,000             $5,000          $100,000        $100,000             $5,000
IMMEDIATELY PRIOR TO
WITHDRAWAL                 $110,000          $100,000             $5,000          $90,000         $100,000             $5,000
PARTIAL WITHDRAWAL           N/A             (100,000          [5,000 x (1-         N/A           (100,000            [5,000 x
REDUCTION (PWR)                         x 10,000/110,000)=   90,000/100,000)]=               x 10,000/90,000)=  (1-88,889/100,000)]=
                                               9,091                500                           $11,111               $556
GREATER OF PWR OR THE                         $10,000                                             $11,111
DOLLAR AMOUNT OF THE
WITHDRAWAL                                (10,000>9,091)                                      (11,111>10,000)
CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)                 $10,000            $10,000              $500           $10,000         $11,111               $556
VALUE IMMEDIATELY
AFTER WITHDRAWAL           $100,000           $90,000             $4,500          $80,000         $88,889              $4,444

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                    ASSUMES 10% GAIN ON INVESTMENT                          ASSUMES 10% LOSS ON INVESTMENT
                                    ------------------------------                          ------------------------------
                           CONTRACT                                              CONTRACT
                            VALUE              RBB                AWB (5%)        VALUE             RBB               AWB (5%)
                           --------      -------------------  -----------------  --------    ----------------    -----------------
VALUES AS OF
INITIAL GMWB PURCHASE      $100,000            $100,000            $5,000        $100,000         $100,000             $5,000
IMMEDIATELY PRIOR TO
WITHDRAWAL                 $110,000            $100,000            $5,000        $90,000          $100,000             $5,000
IMMEDIATELY AFTER          $100,000             $90,909            $4,545        $80,000          $88,889              $4,444
WITHDRAWAL
                                         [100,000 -               [(5,000                      [100,000 --           [5,000 x
                                             (100,000         x90,909/100,000)]                  (100,000        (88,889/100,000)]
                                           x10,000/110,000)]                                 x10,000/90,000)]
CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)                 $10,000              $9,091              $455         $10,000          $11,111              $556

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified

Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            -     a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -- 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding
Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.

                                                     GMWB I                           GMWB II                            GMWB III
                                                     ------                           -------                            --------
 Current Annual Charge..................             0.40%                             0.50%                              0.25%
 Maximum Annual Charge After a Reset....             1.00%                             1.00%                               N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                          GMWB I                          GMWB II                      GMWB III
                                  ----------------------         ----------------------          -------------------
AWB                                 5% of RBB if first             5% of RBB if first
                                   withdrawal before 3rd         withdrawal before 3rd
                                        anniversary                     anniversary
                                   10% of RBB if first             10% of RBB if first
                                  withdrawal after 3rd             withdrawal after 3rd
                                     anniversary                     anniversary                     5% of RBB
ANNUAL CHARGE                            0.40%                          0.50%                           0.25%
RESET                                     Yes                            Yes                             No

                                          GMWB I                          GMWB II                      GMWB III
                                  ----------------------         ----------------------          -------------------
                                                                    Yes, after the 5th            Yes, after the 5th
                                                                    anniversary of GMWB          anniversary of GMWB
CAN I CANCEL MY GMWB?                     No                         purchase                          purchase
INVESTMENT RESTRICTIONS                   No                             Yes                             Yes
WAIVER OF RECALCULATION OF                No                             Yes                             Yes
AWB FOR DISTRIBUTIONS FROM
TAX-QUALIFIED PLANS

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date"). The death benefit is reduced by any applicable premium tax, outstanding loans or withdrawals not previously deducted.

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT
The death benefit will
be the greatest of:           -     the Contract Value on the Death Report Date

                              -     the total Purchase Payments less the
                                    total amount of any withdrawals made
                                    under this Contract; or

                              -     the Step-Up Value, if any, as described
                                    below

STEP-UP VALUE. A Step-Up Value will be established on each Contract Date anniversary that occurs on or before the Death Report Date. The Step-Up Value will initially equal the Contract Value on that anniversary. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the step-up value in effect immediately before the reduction for withdrawal, multiplied by
(2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:
        50,000 x (10,000/55,000) = $9,090
Your new Step-Up Value would be $50,000 -- $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:
        50,000 x (10,000/30,000) = $16,666
Your new Step-Up Value would be $50,000 -- $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

      50,000 x (10,000/55,000) = $9,090

You new modified Purchase Payment would be 50,000 -- 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

      50,000 x (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

                                                                                                                        MANDATORY
       BEFORE THE MATURITY DATE,                THE COMPANY WILL                                                      PAYOUT RULES
         UPON THE DEATH OF THE                PAY THE PROCEEDS TO:       UNLESS. . .                                    APPLY*
---------------------------------------   ----------------------------   -----------------------------------------   ---------------
OWNER (WHO IS NOT THE ANNUITANT) (WITH    The beneficiary (ies), or if   Unless the beneficiary elects to continue   Yes
NO JOINT OWNER)                           none, to the Contract          the Contract rather than receive the
                                          Owner's estate.                distribution.

OWNER (WHO IS THE ANNUITANT) (WITH NO     The beneficiary (ies), or if   Unless the beneficiary elects to continue   Yes
JOINT OWNER)                              none, to the Contract          the Contract rather than receive the
                                          Owner's estate.                distribution.

NON-SPOUSAL JOINT OWNER (WHO IS NOT THE   The surviving joint owner.                                                 Yes
ANNUITANT)

NON-SPOUSAL JOINT OWNER (WHO IS THE       The beneficiary (ies), or,     Unless the beneficiary elects to continue   Yes
ANNUITANT)                                if none, to the surviving      the Contract rather than receive a
                                          joint owner.                   distribution.

SPOUSAL JOINT OWNER (WHO IS NOT THE       The surviving joint owner.     Unless the spouse elects to continue the    Yes
ANNUITANT)                                                               Contract.

SPOUSAL JOINT OWNER (WHO IS THE           The beneficiary (ies), or,     Unless the spouse elects to continue the    Yes
ANNUITANT)                                if none, to the surviving      Contract.
                                          joint owner.
                                                                         A
                                                                         spouse who is not the
                                                                         beneficiary may decline to
                                                                         continue the Contract and
                                                                         instruct the Company to pay the
                                                                         beneficiary.

ANNUITANT (WHO IS NOT THE CONTRACT        The beneficiary (ies), or if   Unless the beneficiary elects to continue   Yes
OWNER)                                    none, to the Contract Owner.   the Contract rather than receive the
                                                                         distribution.

                                                                         But, if there is a Contingent
                                                                         Annuitant, then the Contingent
                                                                         Annuitant becomes the
                                                                         Annuitant and the Contract
                                                                         continues in effect(generally
                                                                         using the original Maturity Date).
                                                                         The proceeds will then be paid
                                                                         upon the death of the
                                                                         Contingent Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT OWNER)     See death of "owner who is                                                 Yes
                                          the Annuitant" above.


ANNUITANT (WHERE OWNER IS A NON-NATURAL   The beneficiary (ies), or if                                               Yes (Death of
ENTITY/TRUST)                             none, to the owner.                                                        Annuitant is
                                                                                                                     treated as
                                                                                                                     death of the
                                                                                                                     owner in these
                                                                                                                     circumstances.)

CONTINGENT ANNUITANT (ASSUMING            No death proceeds are                                                        N/A
ANNUITANT IS STILL ALIVE)                 payable; Contract continues.

BENEFICIARY                               No death proceeds are                                                        N/A
                                          payable; Contract continues.

                                                                                                                        MANDATORY
       BEFORE THE MATURITY DATE,                THE COMPANY WILL                                                      PAYOUT RULES
         UPON THE DEATH OF THE                PAY THE PROCEEDS TO:       UNLESS. . .                                     APPLY*
---------------------------------------   ----------------------------   -----------------------------------------   ---------------
CONTINGENT BENEFICIARY                    No death proceeds are                                                        N/A
                                          payable; Contract continues.

                               QUALIFIED CONTRACTS

                                                                                                                        MANDATORY
       BEFORE THE MATURITY DATE,                THE COMPANY WILL                                                      PAYOUT RULES
         UPON THE DEATH OF THE                PAY THE PROCEEDS TO:       UNLESS. . .                                     APPLY*
---------------------------------------   ----------------------------   -----------------------------------------   ---------------
OWNER / ANNUITANT                         The beneficiary (ies), or      Unless the beneficiary elects to continue    Yes
                                          if none, to the Contract       the Contract rather than receive the
                                          Owner's estate.                distribution.

BENEFICIARY                               No death proceeds are                                                       N/A
                                          payable; Contract continues.

CONTINGENT BENEFICIARY                    No death proceeds are                                                       N/A
                                          payable; Contract continues.

--------------
  * Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy, or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a Planned Death Benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among annuity options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life, (b) for life with a minimum number of payments, (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period Without Life Contingency. We will make periodic payments for the period selected.

Option 6 -- Other Annuity Options -- We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with "Payments for Fixed Period Option without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

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TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any

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repayment with respect to such loan occurs during a period beginning on
September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There

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are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

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Annuity Payments are subject to an "excludable amount" or "exclusion ratio"
which determines how much of each payment is treated as:

      -     a non-taxable return of your purchase payment; or

      -     a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

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The tax law treats all non-qualified deferred annuities issued after October 21,
1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

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GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

Vintage 3 is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance

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business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of

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compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.117           1.297                  69,464
                                                               2004        0.952           1.117                  10,285
                                                               2003        0.777           0.952                   5,296
                                                               2002        1.000           0.777                   6,000

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2005        0.997           1.034                  78,144
                                                               2004        0.960           0.997                 119,229
                                                               2003        0.782           0.960                 137,323
                                                               2002        1.142           0.782                  12,403
                                                               2001        1.000           1.142                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (6/02)...................................................   2005        1.113           1.143                 433,246
                                                               2004        1.019           1.113                 206,918
                                                               2003        0.786           1.019                 134,576
                                                               2002        1.000           0.786                  70,619

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/02)...................................................   2005        1.034           1.166                  95,999
                                                               2004        0.973           1.034                  75,694
                                                               2003        0.803           0.973                  40,191
                                                               2002        1.183           0.803                   4,743
                                                               2001        1.000           1.183                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/02)..............   2005        1.473           1.649               1,392,866
                                                               2004        1.322           1.473                 689,281
                                                               2003        0.995           1.322                 338,279

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Global Growth Fund -- Class 2 Shares (continued).........   2002        1.188           0.995                 108,035
                                                               2001        1.000           1.188                      --

   Growth Fund -- Class 2 Shares (12/01)....................   2005        1.362           1.553               5,108,335
                                                               2004        1.233           1.362               3,022,506
                                                               2003        0.918           1.233               1,910,413
                                                               2002        1.238           0.918                 519,111
                                                               2001        1.000           1.238                   5,663

   Growth-Income Fund -- Class 2 Shares (12/01).............   2005        1.291           1.341               5,384,780
                                                               2004        1.191           1.291               3,748,375
                                                               2003        0.916           1.191               2,541,469
                                                               2002        1.143           0.916                 825,826
                                                               2001        1.000           1.143                   6,095

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.618           1.703                 444,721
                                                               2004        1.255           1.618                 282,289
                                                               2003        0.953           1.255                 261,390
                                                               2002        1.000           0.953                 110,495

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.204           1.302                 230,497
                                                               2004        1.074           1.204                  45,466
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.202           1.299                 372,761
                                                               2004        1.067           1.202                  73,290
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares (5/05).   2005        1.000           1.032                 360,823
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (5/02)............................................   2005        1.267           1.303                 828,548
                                                               2004        1.158           1.267                 703,458
                                                               2003        0.859           1.158                 247,570

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (continued).......................................   2002        1.228           0.859                  73,361
                                                               2001        1.000           1.228                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.144           1.242               1,920,497
                                                               2004        1.035           1.144                 911,365
                                                               2003        0.842           1.035                 482,403
                                                               2002        1.000           0.842                 112,568

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.767           2.211                 453,826
                                                               2004        1.444           1.767                  74,045
                                                               2003        1.000           1.444                   6,032

   Templeton Foreign Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.369           1.481               1,323,471
                                                               2004        1.177           1.369                 672,403
                                                               2003        0.907           1.177                 254,384
                                                               2002        1.134           0.907                 136,180
                                                               2001        1.000           1.134                      --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2005        1.166           1.246                 699,854
                                                               2004        1.024           1.166                 204,395
                                                               2003        0.789           1.024                  96,803
                                                               2002        1.000           0.789                  58,188

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2005        1.202           1.231               2,791,436
                                                               2004        1.125           1.202               2,527,277
                                                               2003        0.920           1.125               2,308,725
                                                               2002        1.137           0.920                 523,480
                                                               2001        1.000           1.137                      --

   Diversified Strategic Income Portfolio (3/02)............   2005        1.197           1.205               1,763,130
                                                               2004        1.142           1.197               1,620,778
                                                               2003        1.041           1.142                 729,132
                                                               2002        1.012           1.041                 144,253
                                                               2001        1.000           1.012                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Equity Index Portfolio -- Class II Shares (6/02).........   2005        1.180           1.208               2,001,890
                                                               2004        1.091           1.180               1,576,990
                                                               2003        0.870           1.091               1,068,257
                                                               2002        1.141           0.870                 208,514
                                                               2001        1.000           1.141                      --

   Fundamental Value Portfolio (2/02).......................   2005        1.310           1.347               2,282,236
                                                               2004        1.233           1.310               2,104,693
                                                               2003        0.906           1.233               1,683,561
                                                               2002        1.173           0.906                 528,533
                                                               2001        1.000           1.173                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (4/02)........   2005        1.279           1.406                 122,864
                                                               2004        1.081           1.279                 131,294
                                                               2003        0.817           1.081                 131,035
                                                               2002        1.158           0.817                  43,642
                                                               2001        1.000           1.158                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.502           1.534                 386,440
                                                               2004        1.332           1.502                 112,428
                                                               2003        1.000           1.332                 101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.372           1.391                 516,959
                                                               2004        1.241           1.372                 439,996
                                                               2003        1.000           1.241                   9,795

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.529           1.625                 891,248
                                                               2004        1.256           1.529                 337,639
                                                               2003        1.000           1.256                 171,217

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.117           1.119               2,555,183
                                                               2004        1.045           1.117                 974,468
                                                               2003        1.000           1.045                 233,173

   Total Return Portfolio -- Administrative Class (2/02)....   2005        1.140           1.146              12,289,203
                                                               2004        1.107           1.140              11,093,565
                                                               2003        1.074           1.107              10,441,947

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Total Return Portfolio -- Administrative Class
   (continued)..............................................   2002        1.003           1.074               3,411,930
                                                               2001        1.000           1.003                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (1/00)   2005        1.167           1.228                  33,342
                                                               2004        1.105           1.167                 111,087
                                                               2003        0.853           1.105                 111,092
                                                               2002        1.233           0.853                  39,946
                                                               2001        1.000           1.233                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/02)...................................................   2005        1.323           1.458                 188,294
                                                               2004        1.160           1.323                 191,672
                                                               2003        0.919           1.160                 186,378
                                                               2002        1.138           0.919                  63,610
                                                               2001        1.000           1.138                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/02).   2005        1.783           1.874                 418,626
                                                               2004        1.439           1.783                 396,956
                                                               2003        0.980           1.439                 376,864
                                                               2002        1.221           0.980                 182,271
                                                               2001        1.000           1.221                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2005        1.204           1.229               1,548,293
                                                               2004        1.132           1.204               1,643,520
                                                               2003        0.829           1.132               1,213,718
                                                               2002        1.127           0.829                 482,311
                                                               2001        1.000           1.127                   6,229

   Investors Fund -- Class I (2/02).........................   2005        1.205           1.261               1,014,142
                                                               2004        1.112           1.205               1,069,597
                                                               2003        0.856           1.112                 738,841
                                                               2002        1.134           0.856                 316,814
                                                               2001        1.000           1.134                      --

   Small Cap Growth Fund -- Class I (5/02)..................   2005        1.329           1.369                 467,037
                                                               2004        1.176           1.329                 436,895
                                                               2003        0.805           1.176                 267,896

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Small Cap Growth Fund -- Class I (continued).............   2002        1.255           0.805                  20,161
                                                               2001        1.000           1.255                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)..........   2005        1.008           0.988                 274,180
                                                               2004        0.993           1.008                 129,017
                                                               2003        0.819           0.993                  60,101
                                                               2002        1.128           0.819                  13,026
                                                               2001        1.000           1.128                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (4/02)...................................................   2005        1.146           1.196                  44,833
                                                               2004        1.135           1.146                  46,001
                                                               2003        0.861           1.135                  33,703
                                                               2002        1.198           0.861                  24,619
                                                               2001        1.000           1.198                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.432           1.480               2,931,737
                                                               2004        1.368           1.432               1,902,696
                                                               2003        1.060           1.368               1,000,414
                                                               2002        1.000           1.060                 228,011

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.280           1.310               6,959,628
                                                               2004        1.242           1.280               4,117,282
                                                               2003        1.037           1.242               1,860,167
                                                               2002        1.000           1.037                 367,255

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.500           1.569               1,001,500
                                                               2004        1.386           1.500                 388,786
                                                               2003        1.073           1.386                 193,380
                                                               2002        1.000           1.073                  27,934

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.417           1.441                 941,155
                                                               2004        1.353           1.417                 596,551
                                                               2003        1.068           1.353                 416,126
                                                               2002        1.000           1.068                  43,322

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)................   2005        1.196           1.277                 190,318
                                                               2004        1.144           1.196                 375,673
                                                               2003        0.901           1.144                 277,176
                                                               2002        1.206           0.901                  89,349
                                                               2001        1.000           1.206                      --

   Equity Income Portfolio (5/02)...........................   2005        1.326           1.360               2,433,988
                                                               2004        1.229           1.326               2,231,165
                                                               2003        0.955           1.229               1,497,940
                                                               2002        1.130           0.955                 132,792
                                                               2001        1.000           1.130                      --

   Large Cap Portfolio (6/02)...............................   2005        1.103           1.177                 305,074
                                                               2004        1.055           1.103                 587,004
                                                               2003        0.862           1.055                 525,495
                                                               2002        1.138           0.862                  71,115
                                                               2001        1.000           1.138                      --

   Managed Allocation Series: Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.108                   4,537

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.019                  25,289

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.053                  49,057

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.086                  44,275

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.030                   4,434

   Mercury Large Cap Core Portfolio (8/02)..................   2005        1.145           1.259                 382,840
                                                               2004        1.006           1.145                 528,392
                                                               2003        0.846           1.006                 438,531
                                                               2002        1.151           0.846                  27,272
                                                               2001        1.000           1.151                      --

   MFS(R) Emerging Growth Portfolio (8/02)..................   2005        1.104           1.070                      --
                                                               2004        0.997           1.104                 180,941

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   MFS(R) Emerging Growth Portfolio (continued).............   2003        0.787           0.997                 112,048
                                                               2002        1.219           0.787                  33,294
                                                               2001        1.000           1.219                      --

   MFS(R) Mid Cap Growth Portfolio (3/02)...................   2005        0.827           0.837                 363,071
                                                               2004        0.738           0.827                 197,288
                                                               2003        0.549           0.738                  79,566
                                                               2002        1.000           0.549                   6,056

   MFS(R) Total Return Portfolio (2/02).....................   2005        1.258           1.271               5,187,440
                                                               2004        1.150           1.258               4,470,787
                                                               2003        1.005           1.150               3,403,681
                                                               2002        1.081           1.005                 458,806
                                                               2001        1.000           1.081                      --

   MFS(R) Value Portfolio (5/04)............................   2005        1.119           1.169                 425,726
                                                               2004        1.000           1.119                  22,370

   Mondrian International Stock Portfolio (3/02)............   2005        1.209           1.300                 476,199
                                                               2004        1.064           1.209                 377,856
                                                               2003        0.843           1.064                  45,040
                                                               2002        1.000           0.843                   7,884

   Pioneer Fund Portfolio (5/03)............................   2005        1.324           1.377                 109,545
                                                               2004        1.213           1.324                  68,258
                                                               2003        1.000           1.213                  14,955

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.038                   2,664

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.092           1.112               1,908,893
                                                               2004        1.000           1.092                 828,053

   Strategic Equity Portfolio (4/02)........................   2005        1.054           1.056                 229,625
                                                               2004        0.974           1.054                 192,976
                                                               2003        0.749           0.974                 137,627
                                                               2002        1.148           0.749                  83,170
                                                               2001        1.000           1.148                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.113                   8,406

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.109                  15,029

   Travelers Managed Income Portfolio (3/02)................   2005        1.057           1.052               3,723,014
                                                               2004        1.047           1.057               3,291,375
                                                               2003        0.984           1.047               2,134,736
                                                               2002        0.981           0.984                 483,229
                                                               2001        1.000           0.981                      --

   Van Kampen Enterprise Portfolio (1/00)...................   2005        1.041           1.102                 258,617
                                                               2004        1.021           1.041                 124,503
                                                               2003        0.828           1.021                  78,814
                                                               2002        1.194           0.828                      --
                                                               2001        1.000           1.194                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.991           0.996                 337,114
                                                               2004        0.998           0.991                  90,836
                                                               2003        1.000           0.998                   2,550

   Smith Barney Aggressive Growth Portfolio (12/01).........   2005        1.143           1.253               3,688,212
                                                               2004        1.059           1.143               3,272,963
                                                               2003        0.802           1.059               2,216,985
                                                               2002        1.213           0.802                 741,620
                                                               2001        1.000           1.213                   5,724

   Smith Barney High Income Portfolio (3/02)................   2005        1.337           1.347               1,752,598
                                                               2004        1.234           1.337               1,653,614
                                                               2003        0.985           1.234               1,341,664
                                                               2002        1.037           0.985                 201,900
                                                               2001        1.000           1.037                      --

   Smith Barney International All Cap Growth Portfolio
   (8/02)...................................................   2005        1.234           1.354                  28,486
                                                               2004        1.067           1.234                  29,358
                                                               2003        0.853           1.067                  29,538
                                                               2002        1.169           0.853                  11,018
                                                               2001        1.000           1.169                      --

   Smith Barney Large Cap Value Portfolio (2/02)............   2005        1.097           1.147                 133,892
                                                               2004        1.010           1.097                 177,762

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                             UNIT VALUE AT                        NUMBER OF UNITS
                                                                             BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                       YEAR        YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------------    ----    -------------   --------------       ---------------
   Smith Barney Large Cap Value Portfolio (continued)............    2003        0.806           1.010                 188,000
                                                                     2002        1.101           0.806                 170,168
                                                                     2001        1.000           1.101                      --

   Smith Barney Large Capitalization Growth Portfolio (2/02).....    2005        1.245           1.286               1,397,017
                                                                     2004        1.264           1.245               1,352,456
                                                                     2003        0.872           1.264               1,110,282
                                                                     2002        1.181           0.872                 384,417
                                                                     2001        1.000           1.181                      --

   Smith Barney Mid Cap Core Portfolio (2/02)....................    2005        1.352           1.437                 576,586
                                                                     2004        1.247           1.352                 654,161
                                                                     2003        0.979           1.247                 544,924
                                                                     2002        1.233           0.979                 270,753
                                                                     2001        1.000           1.233                      --

   Smith Barney Money Market Portfolio (4/02)....................    2005        0.973           0.982               2,876,757
                                                                     2004        0.983           0.973               3,211,212
                                                                     2003        0.995           0.983               2,901,484
                                                                     2002        1.000           0.995               2,395,570
                                                                     2001        1.000           1.000                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/02)............    2005        0.987           1.046                 126,788
                                                                     2004        0.940           0.987                  96,939
                                                                     2003        0.752           0.940                  68,581
                                                                     2002        1.134           0.752                  28,027
                                                                     2001        1.000           1.134                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (6/02)........................................................    2005        1.403           1.445                 342,386
                                                                     2004        1.236           1.403                 292,379
                                                                     2003        0.887           1.236                 145,645
                                                                     2002        1.215           0.887                  36,890
                                                                     2001        1.000           1.215                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/02)...............    2005        1.419           1.628               2,046,688
                                                                     2004        1.254           1.419               1,366,552

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Contrafund(R) Portfolio -- Service Class (continued).....   2003        0.995           1.254                 855,032
                                                               2002        1.119           0.995                 157,173
                                                               2001        1.000           1.119                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.418           1.643               1,993,749
                                                               2004        1.159           1.418               1,597,208
                                                               2003        0.854           1.159               1,203,368
                                                               2002        1.000           0.854                 289,347

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.55%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.168           1.346                      --
                                                               2004        1.000           1.168                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2005        1.049           1.080                      --
                                                               2004        1.000           1.049                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (6/02)...................................................   2005        1.080           1.101                      --
                                                               2004        1.000           1.080                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/02)...................................................   2005        1.057           1.184                      --
                                                               2004        1.000           1.057                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/02)..............   2005        1.112           1.237                  13,476
                                                               2004        1.000           1.112                      --

   Growth Fund -- Class 2 Shares (12/01)....................   2005        1.085           1.229                 299,256
                                                               2004        1.000           1.085                  33,273

   Growth-Income Fund -- Class 2 Shares (12/01).............   2005        1.064           1.097                 325,048
                                                               2004        1.000           1.064                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.286           1.344                  13,433
                                                               2004        1.000           1.286                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.116           1.198                   1,287
                                                               2004        1.000           1.116                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.118           1.200                  89,941
                                                               2004        1.000           1.118                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares (5/05).   2005        1.000           1.027                   5,741

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (5/02)............................................   2005        1.084           1.107                  19,784
                                                               2004        1.000           1.084                   9,872

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.099           1.184                  50,654
                                                               2004        1.000           1.099                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.260           1.566                      --
                                                               2004        1.000           1.260                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.155           1.240                  30,423
                                                               2004        1.000           1.155                      --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2005        1.118           1.187                  83,827
                                                               2004        1.000           1.118                      --

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2005        1.055           1.073                  49,206
                                                               2004        1.000           1.055                  33,887

   Diversified Strategic Income Portfolio (3/02)............   2005        1.069           1.069                      --
                                                               2004        1.000           1.069                      --

   Equity Index Portfolio -- Class II Shares (6/02).........   2005        1.069           1.086                      --
                                                               2004        1.000           1.069                      --

   Fundamental Value Portfolio (2/02).......................   2005        1.057           1.079                     728
                                                               2004        1.000           1.057                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (4/02)........   2005        1.129           1.233                      --
                                                               2004        1.000           1.129                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.125           1.140                   3,786
                                                               2004        1.000           1.125                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.098           1.106                  21,268
                                                               2004        1.000           1.098                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.159           1.223                  84,335
                                                               2004        1.000           1.159                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.066           1.061                 234,345
                                                               2004        1.000           1.066                      --

   Total Return Portfolio -- Administrative Class (2/02)....   2005        1.043           1.042                 357,636
                                                               2004        1.000           1.043                  56,684

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (1/00)   2005        1.066           1.114                      --
                                                               2004        1.000           1.066                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/02)...................................................   2005        1.158           1.266                      --
                                                               2004        1.000           1.158                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/02).   2005        1.192           1.243                   2,876
                                                               2004        1.000           1.192                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2005        1.056           1.071                      --
                                                               2004        1.000           1.056                      --

   Investors Fund -- Class I (2/02).........................   2005        1.078           1.120                  15,002
                                                               2004        1.000           1.078                      --

   Small Cap Growth Fund -- Class I (5/02)..................   2005        1.165           1.191                      --
                                                               2004        1.000           1.165                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)..........   2005        1.015           0.987                      --
                                                               2004        1.000           1.015                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (4/02)...................................................   2005        1.025           1.062                      --
                                                               2004        1.000           1.025                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.038           1.065                 376,920
                                                               2004        1.000           1.038                  26,690

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.030           1.047                  52,916
                                                               2004        1.000           1.030                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.065           1.107                 406,369
                                                               2004        1.000           1.065                 103,866

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.032           1.041                  20,662
                                                               2004        1.000           1.032                  10,329

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)................   2005        1.053           1.117                      --
                                                               2004        1.000           1.053                      --

   Equity Income Portfolio (5/02)...........................   2005        1.101           1.121                  18,454
                                                               2004        1.000           1.101                      --

   Large Cap Portfolio (6/02)...............................   2005        1.047           1.110                      --
                                                               2004        1.000           1.047                      --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.103                      --

   Managed Allocation Series: Conservative Portfolio (7/05).   2005        1.006           1.015                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.007           1.049                      --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.081                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.026                      --

   Mercury Large Cap Core Portfolio (8/02)..................   2005        1.123           1.227                      --
                                                               2004        1.000           1.123                      --

   MFS(R) Emerging Growth Portfolio (8/02)..................   2005        1.080           1.047                      --
                                                               2004        1.000           1.080                      --

   MFS(R) Mid Cap Growth Portfolio (3/02)...................   2005        1.072           1.077                      --
                                                               2004        1.000           1.072                      --

   MFS(R) Total Return Portfolio (2/02).....................   2005        1.095           1.099                 186,486
                                                               2004        1.000           1.095                      --

   MFS(R) Value Portfolio (5/04)............................   2005        1.125           1.168                  27,601
                                                               2004        1.000           1.125                      --

   Mondrian International Stock Portfolio (3/02)............   2005        1.144           1.221                      --
                                                               2004        1.000           1.144                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.092           1.128                      --
                                                               2004        1.000           1.092                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.035           1.034                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.103           1.114                 159,981
                                                               2004        1.000           1.103                      --

   Strategic Equity Portfolio (4/02)........................   2005        1.097           1.091                   2,635
                                                               2004        1.000           1.097                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.109                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.104                     728

   Travelers Managed Income Portfolio (3/02)................   2005        1.028           1.016                   4,104
                                                               2004        1.000           1.028                      --

   Van Kampen Enterprise Portfolio (1/00)...................   2005        1.035           1.088                      --
                                                               2004        1.000           1.035                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.997           0.995                     731
                                                               2004        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (12/01).........   2005        1.065           1.159                   9,552
                                                               2004        1.000           1.065                      --

   Smith Barney High Income Portfolio (3/02)................   2005        1.083           1.084                  12,550
                                                               2004        1.000           1.083                      --

   Smith Barney International All Cap Growth Portfolio
   (8/02)...................................................   2005        1.154           1.257                      --
                                                               2004        1.000           1.154                      --

   Smith Barney Large Cap Value Portfolio (2/02)............   2005        1.080           1.121                      --
                                                               2004        1.000           1.080                      --

   Smith Barney Large Capitalization Growth Portfolio
   (2/02)...................................................   2005        0.989           1.014                  12,501
                                                               2004        1.000           0.989                      --

   Smith Barney Mid Cap Core Portfolio (2/02)...............   2005        1.093           1.154                  19,256
                                                               2004        1.000           1.093                   9,888

   Smith Barney Money Market Portfolio (4/02)...............   2005        0.992           0.995                     734
                                                               2004        1.000           0.992                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/02).......   2005        1.058           1.113                      --
                                                               2004        1.000           1.058                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (6/02)...................................................   2005        1.168           1.194                   2,962
                                                               2004        1.000           1.168                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/02)..........   2005        1.106           1.260                  37,790
                                                               2004        1.000           1.106                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.226           1.410                 117,119
                                                               2004        1.000           1.226                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large -- Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

AllianceBernstein Large-Cap Growth Portfolio is no longer available to new contract owners.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Franklin Small -- Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.117           1.297                 200,941
                                                               2004        0.952           1.117                 274,552
                                                               2003        0.777           0.952                 276,632
                                                               2002        0.877           0.777                 223,435

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (11/01).........   2005        0.997           1.034                 306,578
                                                               2004        0.960           0.997                 445,049
                                                               2003        0.782           0.960                 443,311
                                                               2002        1.142           0.782                 326,594
                                                               2001        1.000           1.142                  72,644

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.113           1.143               1,135,267
                                                               2004        1.019           1.113               1,187,584
                                                               2003        0.786           1.019               1,180,761
                                                               2002        1.000           0.786                 442,063

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/01)..................................................   2005        1.034           1.166                 244,221
                                                               2004        0.973           1.034                 458,633
                                                               2003        0.803           0.973                 483,364
                                                               2002        1.183           0.803                 440,010
                                                               2001        1.000           1.183                  25,673

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (10/01).............   2005        1.473           1.649               1,914,049
                                                               2004        1.322           1.473               1,965,953
                                                               2003        0.995           1.322               1,577,762

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Global Growth Fund -- Class 2 Shares (continued).........   2002        1.188           0.995                 579,448
                                                               2001        1.000           1.188                  53,009

   Growth Fund -- Class 2 Shares (10/01)....................   2005        1.362           1.553               6,908,813
                                                               2004        1.233           1.362               7,498,271
                                                               2003        0.918           1.233               6,289,036
                                                               2002        1.238           0.918               2,672,503
                                                               2001        1.000           1.238                 328,550

   Growth-Income Fund -- Class 2 Shares (10/01).............   2005        1.291           1.341               6,617,005
                                                               2004        1.191           1.291               7,869,519
                                                               2003        0.916           1.191               6,886,746
                                                               2002        1.143           0.916               3,517,428
                                                               2001        1.000           1.143                 483,056

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.618           1.703                 399,140
                                                               2004        1.255           1.618                 534,356
                                                               2003        0.953           1.255                 420,706
                                                               2002        1.046           0.953                 169,208

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.204           1.302                  60,422
                                                               2004        1.074           1.204                  34,482
                                                               2003        1.000           1.074                   5,122

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.202           1.299                 117,915
                                                               2004        1.067           1.202                  26,373
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares (5/05).   2005        0.984           1.032                 156,613

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (10/01)...........................................   2005        1.267           1.303                 683,312
                                                               2004        1.158           1.267                 909,411
                                                               2003        0.859           1.158                 907,594

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (continued).......................................   2002        1.228           0.859                 479,572
                                                               2001        1.000           1.228                  19,240

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.144           1.242               1,734,260
                                                               2004        1.035           1.144               1,999,529
                                                               2003        0.842           1.035               1,608,369
                                                               2002        1.000           0.842                 719,789

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.767           2.211                 838,387
                                                               2004        1.444           1.767                 538,483
                                                               2003        1.000           1.444                  73,437

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/01)..................................................   2005        1.369           1.481               2,258,919
                                                               2004        1.177           1.369               1,963,706
                                                               2003        0.907           1.177               1,293,188
                                                               2002        1.134           0.907                 589,742
                                                               2001        1.000           1.134                  29,133

   Templeton Growth Securities Fund -- Class 2 Shares (7/02)   2005        1.166           1.246                 439,470
                                                               2004        1.024           1.166                 662,918
                                                               2003        0.789           1.024                 314,762
                                                               2002        0.831           0.789                 130,925

Greenwich Street Series Fund
   Appreciation Portfolio (11/01)...........................   2005        1.202           1.231               2,572,298
                                                               2004        1.125           1.202               3,204,167
                                                               2003        0.920           1.125               3,133,227
                                                               2002        1.137           0.920               1,845,981
                                                               2001        1.000           1.137                 203,714

   Diversified Strategic Income Portfolio (10/01)...........   2005        1.197           1.205               1,348,770
                                                               2004        1.142           1.197               1,817,440
                                                               2003        1.041           1.142               1,747,167
                                                               2002        1.012           1.041                 662,115
                                                               2001        1.000           1.012                 523,138

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Equity Index Portfolio -- Class II Shares (10/01)........   2005        1.180           1.208               1,239,450
                                                               2004        1.091           1.180               2,117,905
                                                               2003        0.870           1.091               2,036,010
                                                               2002        1.141           0.870                 903,725
                                                               2001        1.000           1.141                  46,322

   Fundamental Value Portfolio (10/01)......................   2005        1.310           1.347               4,177,163
                                                               2004        1.233           1.310               5,355,555
                                                               2003        0.906           1.233               4,860,962
                                                               2002        1.173           0.906               3,156,979
                                                               2001        1.000           1.173                 387,824

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (11/01).......   2005        1.279           1.406                  90,671
                                                               2004        1.081           1.279                 158,448
                                                               2003        0.817           1.081                 160,435
                                                               2002        1.158           0.817                 125,487
                                                               2001        1.000           1.158                  17,376

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.502           1.534                 237,592
                                                               2004        1.332           1.502                 247,135
                                                               2003        1.000           1.332                  80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.372           1.391                 395,149
                                                               2004        1.241           1.372                 374,495
                                                               2003        1.000           1.241                 244,664

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.529           1.625                 961,887
                                                               2004        1.256           1.529                 710,264
                                                               2003        1.000           1.256                 316,447

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.117           1.119               1,495,964
                                                               2004        1.045           1.117               2,231,285
                                                               2003        1.000           1.045               1,039,141

   Total Return Portfolio -- Administrative Class (10/01)...   2005        1.140           1.146              10,573,072
                                                               2004        1.107           1.140              14,158,270

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Total Return Portfolio -- Administrative Class
   (continued)..............................................   2003        1.074           1.107              14,489,686
                                                               2002        1.003           1.074               8,698,076
                                                               2001        1.000           1.003                 284,980

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (12/01)..................................................   2005        1.167           1.228                  84,952
                                                               2004        1.105           1.167                 165,358
                                                               2003        0.853           1.105                 176,949
                                                               2002        1.233           0.853                 126,575
                                                               2001        1.000           1.233                  19,152

   Putnam VT International Equity Fund -- Class IB Shares
   (10/01)..................................................   2005        1.323           1.458                 375,153
                                                               2004        1.160           1.323                 516,700
                                                               2003        0.919           1.160                 603,425
                                                               2002        1.138           0.919                 285,369
                                                               2001        1.000           1.138                  52,475

   Putnam VT Small Cap Value Fund -- Class IB Shares (11/01)   2005        1.783           1.874                 844,247
                                                               2004        1.439           1.783               1,134,138
                                                               2003        0.980           1.439               1,081,087
                                                               2002        1.221           0.980                 712,422
                                                               2001        1.000           1.221                  16,781

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/01)..........................   2005        1.204           1.229               2,575,093
                                                               2004        1.132           1.204               3,132,904
                                                               2003        0.829           1.132               2,830,329
                                                               2002        1.127           0.829               1,972,141
                                                               2001        1.000           1.127                 277,708

   Investors Fund -- Class I (10/01)........................   2005        1.205           1.261               1,173,271
                                                               2004        1.112           1.205               1,380,340
                                                               2003        0.856           1.112                 997,741
                                                               2002        1.134           0.856                 806,373
                                                               2001        1.000           1.134                  76,156

   Small Cap Growth Fund -- Class I (11/01).................   2005        1.329           1.369                 983,324
                                                               2004        1.176           1.329               1,076,083

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Small Cap Growth Fund -- Class I (continued).............   2003        0.805           1.176               1,094,670
                                                               2002        1.255           0.805                 354,038
                                                               2001        1.000           1.255                   3,283

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (10/01).........   2005        1.008           0.988                 275,476
                                                               2004        0.993           1.008                 282,385
                                                               2003        0.819           0.993                 237,783
                                                               2002        1.128           0.819                  29,741
                                                               2001        1.000           1.128                  29,747

   Smith Barney Premier Selections All Cap Growth Portfolio
   (12/01)..................................................   2005        1.146           1.196                 774,217
                                                               2004        1.135           1.146                 819,997
                                                               2003        0.861           1.135                 822,579
                                                               2002        1.198           0.861                 536,721
                                                               2001        1.000           1.198                   1,868

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.432           1.480               5,606,393
                                                               2004        1.368           1.432               6,521,502
                                                               2003        1.060           1.368               5,312,500
                                                               2002        1.000           1.060                 964,512

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.280           1.310               6,280,057
                                                               2004        1.242           1.280               6,827,909
                                                               2003        1.037           1.242               5,886,565
                                                               2002        1.000           1.037                 849,098

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.500           1.569               2,589,383
                                                               2004        1.386           1.500               2,421,419
                                                               2003        1.073           1.386                 374,914
                                                               2002        1.000           1.073                  74,562

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.417           1.441                 442,064
                                                               2004        1.353           1.417                 491,432
                                                               2003        1.068           1.353                 261,444
                                                               2002        1.000           1.068                  54,967

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)...............   2005        1.196           1.277                 434,982
                                                               2004        1.144           1.196                 595,498
                                                               2003        0.901           1.144                 327,479
                                                               2002        1.206           0.901                  82,566
                                                               2001        1.000           1.206                   3,553

   Equity Income Portfolio (11/01)..........................   2005        1.326           1.360               2,251,835
                                                               2004        1.229           1.326               2,433,328
                                                               2003        0.955           1.229               1,969,032
                                                               2002        1.130           0.955                 718,818
                                                               2001        1.000           1.130                  27,813

   Large Cap Portfolio (10/01)..............................   2005        1.103           1.177               1,103,383
                                                               2004        1.055           1.103                 915,748
                                                               2003        0.862           1.055                 794,841
                                                               2002        1.138           0.862                 226,191
                                                               2001        1.000           1.138                  36,628

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.045           1.108                      --

   Managed Allocation Series: Conservative Portfolio (5/05).   2005        1.000           1.019                  86,058

   Managed Allocation Series: Moderate Portfolio (5/05).....   2005        1.000           1.053                  78,054

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.017           1.086               3,561,326

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05).........................................   2005        1.011           1.030                      --

   Mercury Large Cap Core Portfolio (12/01).................   2005        1.145           1.259                 194,233
                                                               2004        1.006           1.145                 273,915
                                                               2003        0.846           1.006                 172,694
                                                               2002        1.151           0.846                 159,360
                                                               2001        1.000           1.151                     614

   MFS(R) Emerging Growth Portfolio (11/01).................   2005        1.104           1.070                      --
                                                               2004        0.997           1.104                 424,267

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   MFS(R) Emerging Growth Portfolio (continued).............   2003        0.787           0.997                 275,657
                                                               2002        1.219           0.787                 179,610
                                                               2001        1.000           1.219                   4,324

   MFS(R) Mid Cap Growth Portfolio (6/02)...................   2005        0.827           0.837               1,016,433
                                                               2004        0.738           0.827                 768,481
                                                               2003        0.549           0.738                 783,843
                                                               2002        0.626           0.549                 222,429

   MFS(R) Total Return Portfolio (10/01)....................   2005        1.258           1.271               9,648,193
                                                               2004        1.150           1.258              10,625,367
                                                               2003        1.005           1.150               9,375,765
                                                               2002        1.081           1.005               4,154,038
                                                               2001        1.000           1.081                 348,528

   MFS(R) Value Portfolio (5/04)............................   2005        1.119           1.169                 108,277
                                                               2004        0.972           1.119                      --

   Mondrian International Stock Portfolio (8/02)............   2005        1.209           1.300                 424,780
                                                               2004        1.064           1.209                 404,686
                                                               2003        0.843           1.064                 261,140
                                                               2002        0.845           0.843                  35,971

   Pioneer Fund Portfolio (5/03)............................   2005        1.324           1.377                  25,462
                                                               2004        1.213           1.324                  30,145
                                                               2003        1.000           1.213                  22,941

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.000           1.038                     209

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.092           1.112                 176,162
                                                               2004        0.983           1.092                   7,354

   Strategic Equity Portfolio (11/01).......................   2005        1.054           1.056                 738,970
                                                               2004        0.974           1.054                 840,779
                                                               2003        0.749           0.974                 875,861
                                                               2002        1.148           0.749                 654,693
                                                               2001        1.000           1.148                 122,403

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.113                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.005           1.109                      --

   Travelers Managed Income Portfolio (10/01)...............   2005        1.057           1.052               2,208,312
                                                               2004        1.047           1.057               3,414,689
                                                               2003        0.984           1.047               4,096,730
                                                               2002        0.981           0.984               2,197,709
                                                               2001        1.000           0.981                  86,039

   Van Kampen Enterprise Portfolio (11/01)..................   2005        1.041           1.102                 216,442
                                                               2004        1.021           1.041                 216,807
                                                               2003        0.828           1.021                  65,519
                                                               2002        1.194           0.828                  50,164
                                                               2001        1.000           1.194                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.991           0.996                 453,573
                                                               2004        0.998           0.991                 429,944
                                                               2003        1.000           0.998                 109,660

   Smith Barney Aggressive Growth Portfolio (10/01).........   2005        1.143           1.253               4,973,640
                                                               2004        1.059           1.143               6,336,022
                                                               2003        0.802           1.059               6,029,951
                                                               2002        1.213           0.802               3,744,111
                                                               2001        1.000           1.213                 395,035

   Smith Barney High Income Portfolio (10/01)...............   2005        1.337           1.347               2,011,733
                                                               2004        1.234           1.337               2,626,527
                                                               2003        0.985           1.234               2,202,057
                                                               2002        1.037           0.985                 807,357
                                                               2001        1.000           1.037                  54,303

   Smith Barney International All Cap Growth Portfolio
   (11/01)..................................................   2005        1.234           1.354                 410,909
                                                               2004        1.067           1.234                 311,483
                                                               2003        0.853           1.067                 329,999
                                                               2002        1.169           0.853               2,340,496
                                                               2001        1.000           1.169                      --

   Smith Barney Large Cap Value Portfolio (11/01)...........   2005        1.097           1.147               1,029,899
                                                               2004        1.010           1.097               1,389,777

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Smith Barney Large Cap Value Portfolio (continued).......   2003        0.806           1.010               1,356,296
                                                               2002        1.101           0.806               1,102,306
                                                               2001        1.000           1.101                 140,595

   Smith Barney Large Capitalization Growth Portfolio
   (10/01)..................................................   2005        1.245           1.286               1,588,431
                                                               2004        1.264           1.245               1,826,099
                                                               2003        0.872           1.264               2,146,063
                                                               2002        1.181           0.872                 959,386
                                                               2001        1.000           1.181                 220,733

   Smith Barney Mid Cap Core Portfolio (10/01)..............   2005        1.352           1.437               1,184,951
                                                               2004        1.247           1.352               1,428,209
                                                               2003        0.979           1.247               1,440,600
                                                               2002        1.233           0.979                 736,476
                                                               2001        1.000           1.233                 106,957

   Smith Barney Money Market Portfolio (10/01)..............   2005        0.973           0.982               2,976,424
                                                               2004        0.983           0.973               2,990,206
                                                               2003        0.995           0.983               7,405,805
                                                               2002        1.000           0.995               8,019,286
                                                               2001        1.000           1.000               4,696,068

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (10/01)......   2005        0.987           1.046                 220,369
                                                               2004        0.940           0.987                 331,269
                                                               2003        0.752           0.940                 350,888
                                                               2002        1.134           0.752                 217,610
                                                               2001        1.000           1.134                  81,986

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (11/01)..................................................   2005        1.403           1.445                 629,540
                                                               2004        1.236           1.403                 853,139
                                                               2003        0.887           1.236                 793,268
                                                               2002        1.215           0.887                 191,027
                                                               2001        1.000           1.215                  20,517

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (10/01).........   2005        1.419           1.628               1,117,054
                                                               2004        1.254           1.419                 871,719
                                                               2003        0.995           1.254                 733,222
                                                               2002        1.119           0.995                 494,365
                                                               2001        1.000           1.119                  61,062

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.418           1.643               1,771,018
                                                               2004        1.159           1.418               1,933,959
                                                               2003        0.854           1.159               1,521,044
                                                               2002        1.000           0.854                 558,775

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.55%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.168           1.346                      --
                                                               2004        1.000           1.168                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (11/01).........   2005        1.049           1.080                      --
                                                               2004        1.000           1.049                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.080           1.101                  20,275
                                                               2004        1.000           1.080                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/01)..................................................   2005        1.057           1.184                      --
                                                               2004        1.000           1.057                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (10/01).............   2005        1.112           1.237                      --
                                                               2004        1.000           1.112                      --

   Growth Fund -- Class 2 Shares (10/01)....................   2005        1.085           1.229                 111,863
                                                               2004        1.000           1.085                     758

   Growth-Income Fund -- Class 2 Shares (10/01).............   2005        1.064           1.097                  20,129
                                                               2004        1.000           1.064                     766

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.286           1.344                      --
                                                               2004        1.000           1.286                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.116           1.198                      --
                                                               2004        1.000           1.116                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.118           1.200                   7,071
                                                               2004        1.000           1.118                     740

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares (5/05).   2005        0.984           1.027                      --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (10/01)...........................................   2005        1.084           1.107                     554
                                                               2004        1.000           1.084                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.099           1.184                  12,050
                                                               2004        1.000           1.099                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.260           1.566                  10,108
                                                               2004        1.000           1.260                  11,772

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/01)..................................................   2005        1.155           1.240                 106,151
                                                               2004        1.000           1.155                  63,377

   Templeton Growth Securities Fund -- Class 2 Shares
   (7/02)...................................................   2005        1.118           1.187                  59,083
                                                               2004        1.000           1.118                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/01)...........................   2005        1.055           1.073                      --
                                                               2004        1.000           1.055                      --

   Diversified Strategic Income Portfolio (10/01)...........   2005        1.069           1.069                      --
                                                               2004        1.000           1.069                      --

   Equity Index Portfolio -- Class II Shares (10/01)........   2005        1.069           1.086                      --
                                                               2004        1.000           1.069                      --

   Fundamental Value Portfolio (10/01)......................   2005        1.057           1.079                      --
                                                               2004        1.000           1.057                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (11/01).......   2005        1.129           1.233                      --
                                                               2004        1.000           1.129                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.125           1.140                  85,885
                                                               2004        1.000           1.125                  64,090

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.098           1.106                   7,639
                                                               2004        1.000           1.098                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.159           1.223                  77,371
                                                               2004        1.000           1.159                  63,332

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.066           1.061                  64,499
                                                               2004        1.000           1.066                  60,172

   Total Return Portfolio -- Administrative Class (10/01)...   2005        1.043           1.042                     261
                                                               2004        1.000           1.043                     249

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (12/01)..................................................   2005        1.066           1.114                      --
                                                               2004        1.000           1.066                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (10/01)..................................................   2005        1.158           1.266                      --
                                                               2004        1.000           1.158                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (11/01)   2005        1.192           1.243                  16,915
                                                               2004        1.000           1.192                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/01)..........................   2005        1.056           1.071                      --
                                                               2004        1.000           1.056                      --

   Investors Fund -- Class I (10/01)........................   2005        1.078           1.120                      --
                                                               2004        1.000           1.078                      --

   Small Cap Growth Fund -- Class I (11/01).................   2005        1.165           1.191                      --
                                                               2004        1.000           1.165                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (10/01).........   2005        1.015           0.987                      --
                                                               2004        1.000           1.015                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (12/01)..................................................   2005        1.025           1.062                      --
                                                               2004        1.000           1.025                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.038           1.065                 101,872
                                                               2004        1.000           1.038                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.030           1.047                      --
                                                               2004        1.000           1.030                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.065           1.107                      --
                                                               2004        1.000           1.065                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.032           1.041                      --
                                                               2004        1.000           1.032                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)...............   2005        1.053           1.117                      --
                                                               2004        1.000           1.053                      --

   Equity Income Portfolio (11/01)..........................   2005        1.101           1.121                      --
                                                               2004        1.000           1.101                      --

   Large Cap Portfolio (10/01)..............................   2005        1.047           1.110                      --
                                                               2004        1.000           1.047                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.044           1.103                  26,398

   Managed Allocation Series: Conservative Portfolio (5/05).   2005        1.000           1.015                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Managed Allocation Series: Moderate Portfolio (5/05).....   2005        1.000           1.049                      --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.017           1.081                 456,630

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05).........................................   2005        1.010           1.026                      --

   Mercury Large Cap Core Portfolio (12/01).................   2005        1.123           1.227                  79,209
                                                               2004        1.000           1.123                      --

   MFS(R) Emerging Growth Portfolio (11/01).................   2005        1.080           1.047                      --
                                                               2004        1.000           1.080                      --

   MFS(R) Mid Cap Growth Portfolio (6/02)...................   2005        1.072           1.077                      --
                                                               2004        1.000           1.072                      --

   MFS(R) Total Return Portfolio (10/01)....................   2005        1.095           1.099                  82,443
                                                               2004        1.000           1.095                     983

   MFS(R) Value Portfolio (5/04)............................   2005        1.125           1.168                      --
                                                               2004        1.000           1.125                      --

   Mondrian International Stock Portfolio (8/02)............   2005        1.144           1.221                      --
                                                               2004        1.000           1.144                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.092           1.128                      --
                                                               2004        1.000           1.092                      --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.000           1.034                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.103           1.114                      --
                                                               2004        1.000           1.103                      --

   Strategic Equity Portfolio (11/01).......................   2005        1.097           1.091                      --
                                                               2004        1.000           1.097                      --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.109                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.004           1.104                      --

   Travelers Managed Income Portfolio (10/01)...............   2005        1.028           1.016                      --
                                                               2004        1.000           1.028                      --

   Van Kampen Enterprise Portfolio (11/01)..................   2005        1.035           1.088                      --
                                                               2004        1.000           1.035                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.997           0.995                      --
                                                               2004        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (10/01).........   2005        1.065           1.159                      --
                                                               2004        1.000           1.065                      --

   Smith Barney High Income Portfolio (10/01)...............   2005        1.083           1.084                      --
                                                               2004        1.000           1.083                      --

   Smith Barney International All Cap Growth Portfolio
   (11/01)..................................................   2005        1.154           1.257                      --
                                                               2004        1.000           1.154                      --

   Smith Barney Large Cap Value Portfolio (11/01)...........   2005        1.080           1.121                      --
                                                               2004        1.000           1.080                      --

   Smith Barney Large Capitalization Growth Portfolio
   (10/01)..................................................   2005        0.989           1.014                      --
                                                               2004        1.000           0.989                      --

   Smith Barney Mid Cap Core Portfolio (10/01)..............   2005        1.093           1.154                      --
                                                               2004        1.000           1.093                      --

   Smith Barney Money Market Portfolio (10/01)..............   2005        0.992           0.995                      --
                                                               2004        1.000           0.992                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (10/01)......   2005        1.058           1.113                      --
                                                               2004        1.000           1.058                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   --------------       ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (11/01)..................................................   2005        1.168           1.194                      --
                                                               2004        1.000           1.168                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (10/01).........   2005        1.106           1.260                      --
                                                               2004        1.000           1.106                      --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.226           1.410                  46,585
                                                               2004        1.000           1.226                  19,636

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

AllianceBernstein Large-Cap Growth Portfolio is no longer available to new contract owners.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Franklin Small -- Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                    The Insurance Company
                    Principal Underwriter
                    Distribution and Principal Underwriting Agreement Valuation of Assets
                    Federal Tax Considerations
                    Independent Registered Public Accounting Firm
                    Condensed Financial Information
                    Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum St., 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.

Name:    _______________________________________________

Address: _______________________________________________

CHECK BOX:

[  ]  MIC-Book-04-08-81-82-83

[  ]  MLAC-Book-04-08-81-82-83

                       THIS PAGE INTENTIONALLY LEFT BLANK.

               PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This Prospectus describes Portfolio Architect 3 Variable Annuity, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:

AMERICAN FUNDS INSURANCE SERIES -- CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES
   Dreyfus Variable Investment Fund -- Appreciation Portfolio Dreyfus Variable Investment Fund -- Developing Leaders
     Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES -- SERVICE SHARES
   Global Technology Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. -- CLASS I+
   Legg Mason Partners Variable All Cap Portfolio+
   Legg Mason Partners Variable Investors Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Small Cap Growth Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Aggressive Growth Portfolio --
     Class I+
   Legg Mason Partners Variable Equity Index Portfolio --
     Class II+
   Legg Mason Partners Variable Growth and Income Portfolio --
     Class I+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income
     Portfolio+
   Legg Mason Partners Variable Social Awareness Stock
     Portfolio+
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock Portfolio -- Class A+
     Portfolio -- Class A+
   Federated High Yield Portfolio -- Class A+
   Harris Oakmark International Portfolio -- Class A+
   Janus Capital Appreciation Portfolio -- Class A+
   Legg Mason Partners Managed Assets Portfolio -- Class A+
   Lord Abbett Bond Debenture Portfolio --  Class A+
   Portfolio+ Lord Abbett Growth and Income Portfolio -- Class B+ Lord Abbett Mid-Cap Value Portfolio -- Class B+
   Mercury Large-Cap Core Portfolio -- Class A+
   Met/AIM Capital Appreciation Portfolio -- Class A+
   Met/AIM Small Cap Growth Portfolio -- Class A+
   MFS(R) Value Portfolio -- Class A+
   Neuberger Berman Real Estate Portfolio -- Class A+
   Pioneer Fund Portfolio -- Class A+
   Pioneer Mid-Cap Value Portfolio -- Class A+

   Pioneer Strategic Income Portfolio -- Class A+
   Third Avenue Small Cap Value Portfolio -- Class B+
 METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio -- Class D+
   BlackRock Bond Income Portfolio -- Class A+
   BlackRock Money Market Portfolio -- Class A+
   FI Large Cap Portfolio -- Class A+
   FI Value Leaders Portfolio -- Class D+
   MFS(R) Total Return Portfolio -- Class F+
   Oppenheimer Global Equity Portfolio -- Class B+
   Western Asset Management High Yield Bond Portfolio --
     Class A+
   Western Asset Management U.S. Government Portfolio --
     Class A+
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA -- Service Shares+
 PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
   Real Return Portfolio
   Total Return Portfolio
 PUTNAM VARIABLE TRUST -- CLASS IB
   Putnam VT Small Cap Value Fund
 VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio -- Class II Dreman Small-Cap Value
 VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
 VIP Contrafund(R) Portfolio
   VIP Mid Cap Portfolio
 METROPOLITAN SERIES FUND, INC. -- ASSET ALLOCATION
   PORTFOLIOS -- CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+

-----------
(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.

*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum St., 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary.................................................         3
Summary..................................................         5
Fee Table................................................         9
Condensed Financial Information..........................        16
The Annuity Contract.....................................        16
   Contract Owner Inquiries..............................        17
   Purchase Payments.....................................        17
   Accumulation Units....................................        18
   The Variable Funding Options..........................        18
The Fixed Account........................................        24
Charges and Deductions...................................        24
   General...............................................        24
   Withdrawal Charge.....................................        25
   Free Withdrawal Allowance.............................        26
   Transfer Charge.......................................        26
   Administrative Charges................................        26
   Mortality and Expense Risk Charge.....................        26
   Enhanced Stepped-Up Provision Charge..................        26
   Guaranteed Minimum Withdrawal
      Benefit Charge.....................................        27
   Variable Liquidity Benefit Charges....................        27
   Variable Funding Option Expenses......................        27
   Premium Tax...........................................        27
   Changes in Taxes Based upon Premium or Value..........        27
Transfers................................................        27
   Market Timing/Excessive Trading.......................        28
   Dollar Cost Averaging.................................        29
Access to Your Money.....................................        30
   Guaranteed Minimum Withdrawal Benefit.................        31
   Systematic Withdrawals................................        36
   Loans.................................................        36
Ownership Provisions.....................................        36
   Types of Ownership....................................        36
     Contract Owner......................................        36
     Beneficiary.........................................        37
     Annuitant...........................................        37
Death Benefit............................................        37
   Death Proceeds before the Maturity Date...............        38
   Enhanced Stepped-Up Provision.........................        38
   Payment of Proceeds...................................        39
   Spousal Contract Continuance..........................        41
   Beneficiary Contract Continuance......................        41
   Planned Death Benefit.................................        41
   Death Proceeds after Maturity Date....................        42
The Annuity Period.......................................        42
   Maturity Date.........................................        42
   Allocation of Annuity.................................        42
   Variable Annuity......................................        42
   Fixed Annuity.........................................        43
Payment Options..........................................        43
   Election of Options...................................        43
   Annuity Options.......................................        43
   Variable Liquidity Benefit............................        44
Miscellaneous Contract Provisions........................        44
   Right to Return.......................................        44
   Termination...........................................        45
   Required Reports......................................        45
   Suspension of Payments................................        45
The Separate Accounts....................................        45
   Performance Information...............................        46
Federal Tax Considerations...............................        46
   General Taxation of Annuities.........................        46
   Types of Contracts: Qualified and Non-qualified.......        47
   Qualified Annuity Contracts...........................        47
     Taxation of Qualified Annuity Contracts.............        47
     Mandatory Distributions for Qualified Plans.........        48
   Non-qualified Annuity Contracts.......................        49
     Diversification Requirements for
       Variable Annuities................................        50
     Ownership of the Investments........................        51
     Taxation of Death Benefit Proceeds..................        51
   Other Tax Considerations..............................        51
     Treatment of Charges for Optional Benefits..........        51
     Puerto Rico Tax Considerations......................        51
     Non-Resident Aliens.................................        52
Other Information........................................        52
   The Insurance Companies...............................        52
   Financial Statements..................................        52
   Distribution of Variable Annuity Contracts............        52
   Conformity with State and Federal Laws................        54
   Voting Rights.........................................        54
   Restrictions on Financial Transactions................        55
   Legal Proceedings.....................................        55
Appendix A: Condensed Financial Information:
   MetLife of CT Separate Account Nine
   for Variable Annuities................................       A-1
Appendix B: Condensed Financial Information:
   MetLife of CT Separate Account Ten
   for Variable Annuities................................       B-1
Appendix C: The Fixed Account............................       C-1
Appendix D: Contents of the Statement of
   Additional Information................................       D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                     PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under Qualified Contracts, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under Non-qualified Contracts, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed).

We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.70%. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after three full years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals -- Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.

       - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.............................................. 6%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE................................................ $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE.............................. 6%(3)

(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.................................  $30(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:

      YEARS SINCE PURCHASE PAYMENT MADE
-------------------------------------------
GREATER THAN OR EQUAL TO      BUT LESS THAN        WITHDRAWAL CHARGE
------------------------      -------------        -----------------
         0 years                  1 years                 6%
         1 years                  2 years                 5%
         2 years                  3 years                 4%
        3 + years                                         0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:

    YEARS SINCE INITIAL PURCHASE PAYMENT
-------------------------------------------
GREATER THAN OR EQUAL TO      BUT LESS THAN        WITHDRAWAL CHARGE
------------------------      -------------        -----------------
         0 years                 1 years                  6%
         1 years                 2 years                  5%
         2 years                 3 years                  4%
        3 + years                                         0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:

Mortality and Expense Risk Charge.........................    1.70%(5)
Administrative Expense Charge.............................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED.........................................    1.85%
Optional E.S.P. Charge....................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED..................................................    2.05%
Optional GMWB I Charge(maximum upon reset)................    1.00%(6)
Optional GMWB II Charge(maximum upon reset)...............    1.00%(6)
Optional GMWB III Charge..................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED..................................................    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
SELECTED..................................................    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
SELECTED..................................................    2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB I SELECTED...........................................    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB II SELECTED..........................................    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB III SELECTED.........................................    2.30%

--------------
(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc., an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust and an amount equal to the underlying fund expenses that are in excess of 0.59% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                                         MINIMUM                        MAXIMUM
                                                                                         -------                        -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying
Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)                                     0.42%                          4.47%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION
                                                 AND/OR                               CONTRACTUAL FEE        NET TOTAL
                                             SERVICE (12b-             TOTAL ANNUAL       WAIVER              ANNUAL
                               MANAGEMENT          1)         OTHER      OPERATING     AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                  FEE             FEES       EXPENSES     EXPENSES     REIMBURSEMENT        EXPENSES**
----------------               ----------    ------------    --------  ------------   ---------------       ----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity
     Fund -- Series I+......      0.60%            --         0.27%        0.87%            --                 0.87%(1)
AMERICAN FUNDS INSURANCE
   SERIES
   American Funds Global
     Growth Fund -- Class 2*      0.58%          0.25%        0.04%        0.87%            --                 0.87%
   American Funds Growth
     Fund -- Class 2*.......      0.33%          0.25%        0.02%        0.60%            --                 0.60%
   American Funds
     Growth-Income Fund --
     Class 2*...............      0.28%          0.25%        0.01%        0.54%            --                 0.54%
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Markets
     Portfolio+.............      1.25%            --         0.44%        1.69%            --                 1.69%
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio
     -- Initial Shares......      0.75%            --         0.05%        0.80%            --                 0.80%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares.................      0.75%            --         0.06%        0.81%            --                 0.81%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Templeton Developing
     Markets Securities
     Fund -- Class 2*.......      1.24%          0.25%        0.29%        1.78%            --                 1.78%
   Templeton Foreign
     Securities Fund --
     Class 2*...............      0.65%          0.25%        0.17%        1.07%          0.05%                1.02%(2)
JANUS ASPEN SERIES
   Global Life Sciences
     Portfolio -- Service
     Shares*+...............      0.64%          0.25%        0.31%        1.20%            --                 1.20%
   Global Technology
     Portfolio Service
     Shares*................      0.64%          0.25%        0.09%        0.98%            --                 0.98%
   Worldwide Growth
     Portfolio  Service
     Shares*+...............      0.60%          0.25%        0.01%        0.86%            --                 0.86%(3)
LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement Small
     Cap Portfolio*.........      0.75%          0.25%        0.22%        1.22%            --                 1.22%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS I,
   INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio -- Class I...      0.75%            --         0.07%        0.82%            --                 0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio -- Class I...      0.65%            --         0.06%        0.71%            --                 0.71%
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio --
     Class I................      0.75%            --         0.72%        1.47%            --                 1.47%
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio --
     Class I................      0.75%            --         0.22%        0.97%            --                 0.97%

                                                 DISTRIBUTION
                                                     AND/OR                               CONTRACTUAL FEE        NET TOTAL
                                                 SERVICE (12b-             TOTAL ANNUAL       WAIVER              ANNUAL
                                   MANAGEMENT          1)         OTHER      OPERATING     AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                      FEE             FEES       EXPENSES     EXPENSES     REIMBURSEMENT        EXPENSES**
----------------                   ----------    ------------    --------  ------------   ---------------       ----------
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS II
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio --
     Class I....................       0.75%            --          0.18%       0.93%             --                0.93%(4)
   Legg Mason Partners
     Variable Equity Index
     Portfolio -- Class II*.....       0.31%          0.25%         0.03%       0.59%             --                0.59%
   Legg Mason Partners
     Variable Growth and
     Income Portfolio --
     Class I....................       0.65%            --          0.52%       1.17%             --                1.17%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income Portfolio*++...       0.55%          0.25%         0.28%       1.08%             --                1.08%(5)
   Legg Mason Partners
     Variable Social
     Awareness Stock
     Portfolio++................       0.71%            --          0.04%       0.75%             --                0.75%(6)
LORD ABBETT SERIES FUND, INC.
   Growth and Income
     Portfolio -- Class VC+.....       0.48%            --          0.41%       0.89%             --                0.89%(16)
   Mid-Cap Value Portfolio
     -- Class VC+...............       0.74%            --          0.38%       1.12%             --                1.12%(16)
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap
     Stock Portfolio --
     Class A....................       0.70%            --          0.10%       0.80%             --                0.80%(7)
   Dreman Small-Cap Value
     Portfolio -- Class A.......       0.83%            --          3.64%       4.47%           3.37%               1.10%(7)
   Federated High Yield
     Portfolio -- Class A.......       0.60%            --          0.21%       0.81%             --                0.81%(7)
   Harris Oakmark
     International Portfolio
     -- Class A.................       0.82%            --          0.13%       0.95%             --                0.95%
   Janus Capital
     Appreciation Portfolio
     -- Class A.................       0.65%            --          0.09%       0.74%             --                0.74%(7)
   Legg Mason Partners
     Managed Assets
     Portfolio -- Class A.......       0.50%            --          0.09%       0.59%             --                0.59%(7)
   Lord Abbett Bond
     Debenture Portfolio --
     Class A....................       0.51%            --          0.05%       0.56%             --                0.56%
   Lord Abbett Growth and
     Income Portfolio --
     Class B*...................       0.50%          0.25%         0.04%       0.79%             --                0.79%(7)
   Lord Abbett Mid-Cap Value
     Portfolio -- Class B*......       0.68%          0.25%         0.08%       1.01%             --                1.01%
   Mercury Large-Cap Core
     Portfolio -- Class A.......       0.78%            --          0.12%       0.90%             --                0.90%(7)
   Met/AIM Capital
     Appreciation Portfolio
     -- Class A.................       0.76%            --          0.05%       0.81%             --                0.81%(7)
   Met/AIM Small Cap Growth
     Portfolio -- Class A.......       0.90%            --          0.10%       1.00%             --                1.00%(7)
   MFS(R) Value Portfolio --
     Class A....................       0.73%            --          0.24%       0.97%             --                0.97%(7)
   Neuberger Berman Real
     Estate Portfolio --
     Class A....................       0.67%            --          0.03%       0.70%             --                0.70%
   Pioneer Fund Portfolio --
     Class A....................       0.75%            --          0.28%       1.03%           0.03%               1.00%(7)

                                             DISTRIBUTION
                                                 AND/OR                               CONTRACTUAL FEE        NET TOTAL
                                             SERVICE (12b-             TOTAL ANNUAL       WAIVER              ANNUAL
                               MANAGEMENT          1)         OTHER      OPERATING     AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                  FEE             FEES       EXPENSES     EXPENSES     REIMBURSEMENT        EXPENSES**
----------------               ----------    ------------    --------  ------------   ---------------       ----------
   Pioneer Mid-Cap Value
     Portfolio -- Class A....      0.75%            --          2.84%       3.59%           2.59%               1.00%(7)
   Pioneer Strategic Income
     Portfolio -- Class A....      0.73%            --          0.09%       0.82%             --                0.82%(7)
   Third Avenue Small Cap
     Value Portfolio --
     Class B*................      0.75%          0.25%         0.05%       1.05%             --                1.05%
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Aggressive
     Growth Portfolio --
     Class D*................      0.73%          0.10%         0.06%       0.89%             --                0.89%
   BlackRock Bond Income
     Portfolio -- Class A....      0.40%            --          0.07%       0.47%             --                0.47%(8)
   BlackRock Money Market
     Portfolio -- Class A....      0.35%            --          0.07%       0.42%           0.01%               0.41%(9)
   FI Large Cap Portfolio --
     Class A.................      0.80%            --          0.06%       0.86%             --                0.86%(10)
   FI Value Leaders
     Portfolio -- Class D*...      0.66%          0.10%         0.07%       0.83%             --                0.83%
   MFS(R) Total Return
     Portfolio -- Class F*...      0.57%          0.20%         0.16%       0.93%             --                0.93%(11)
   Oppenheimer Global Equity
     Portfolio -- Class B*...      0.60%          0.25%         0.33%       1.18%             --                1.18%
   T. Rowe Price Large Cap
     Growth Portfolio --
     Class B*+...............      0.60%          0.25%         0.12%       0.97%             --                0.97%(12)
   Western Asset Management
     High Yield Bond
     Portfolio -- Class A....      0.48%            --          0.12%       0.60%             --                0.60%(10)
   Western Asset Management
     U.S. Government
     Portfolio -- Class A....      0.54%            --          0.07%       0.61%             --                0.61%
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Main Street
     Fund/VA -- Service
     Shares*.................      0.65%          0.25%         0.01%       0.91%             --                0.91%
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio --
     Administrative Class....      0.25%            --          0.41%       0.66%             --                0.66%(13)
   Total Return Portfolio --
     Administrative Class....      0.25%            --          0.40%       0.65%             --                0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund -- Class
     IB*+....................      0.70%          0.25%         0.47%       1.42%             --                1.42%
   Putnam VT International
     Equity Fund -- Class
     IB*+....................      0.75%          0.25%         0.18%       1.18%             --                1.18%
   Putnam VT Small Cap Value
     Fund -- Class IB*.......      0.76%          0.25%         0.08%       1.09%             --                1.09%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio --
     Class II*...............      0.56%          0.25%         0.03%       0.84%             --                0.84%
   Enterprise Portfolio --
     Class II*+..............      0.50%          0.25%         0.18%       0.93%             --                0.93%

                                             DISTRIBUTION
                                                 AND/OR                               CONTRACTUAL FEE        NET TOTAL
                                             SERVICE (12b-             TOTAL ANNUAL       WAIVER              ANNUAL
                               MANAGEMENT          1)         OTHER      OPERATING     AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                  FEE             FEES       EXPENSES     EXPENSES     REIMBURSEMENT        EXPENSES**
----------------               ----------    ------------    --------  ------------   ---------------       ----------
VARIABLE INSURANCE PRODUCTS
   FUND
   VIP Contrafund(R)
     Portfolio -- Service
     Class 2*................      0.57%          0.25%         0.09%       0.91%             --                 0.91%
   VIP Dynamic Capital
     Appreciation Portfolio
     -- Service Class 2*+....      0.57%          0.25%         0.36%       1.18%             --                 1.18%
   VIP Mid Cap Portfolio --
     Service Class 2*........      0.57%          0.25%         0.12%       0.94%             --                 0.94%

                                                                                                                 NET TOTAL
                                                                                                                  ANNUAL
                                                                                                                 OPERATING
                                                                                                                 EXPENSES
                                             DISTRIBUTION                          CONTRACTUAL                    INCLUDING
                                                AND/OR                  TOTAL       FEE WAIVER      NET TOTAL        NET
                                               SERVICE                  ANNUAL        AND/OR         ANNUAL      EXPENSES OF
                               MANAGEMENTT     (12b-1)      OTHER     OPERATING       EXPENSE       OPERATING    UNDERLYING
UNDERLYING FUND:                  FEE            FEES      EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES**    PORTFOLIOS
-----------------------------   --------     ------------  --------   ---------    -------------    ----------   ------------
METROPOLITAN SERIES FUND,
   INC.
  MetLife Conservative
   Allocation Portfolio --
   Class B*...................    0.10%        0.25%         0.95%      1.30%          0.95%            0.35%     0.98%(14)(15)
  MetLife Conservative to
   Moderate Allocation
   Portfolio -- Class B*......    0.10%        0.25%         0.31%      0.66%          0.31%            0.35%     1.00%(14)(15)
  MetLife Moderate Allocation
   Portfolio -- Class B*......    0.10%        0.25%         0.19%      0.54%          0.19%            0.35%     1.04%(14)(15)
  MetLife Moderate to
   Aggressive Allocation
   Portfolio -- Class B*......    0.10%        0.25%         0.24%      0.59%          0.24%            0.35%     1.06%(14)(15)
  MetLife Aggressive
   Allocation Portfolio --
   Class B*...................    0.10%        0.25%         1.66%      2.01%          1.66%            0.35%     1.07%(14)(15)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+     Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization. Effective upon the closing of the Reorganization, the advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.91% of average daily net assets excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007.

(2) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(3) Effective February 1, 2006, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the performance fees are included in the Management Expenses section of the Janus Aspen Series Prospectus with further description in the Portfolio's Statement of Additional Information.

(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on December 1, 2005.

(5) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.

(6) Prior to December 1, 2005, the fund had an investment advisory fee of 0.65% and a separate administration fee of 0.06%. The Management Fee in the table has been restated to reflect a new fee schedule that became effective on December 1, 2005.

(7) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Batterymarch Mid-Cap Stock Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Janus Capital Appreciation Portfolio, Legg Mason Partners Variable Managed Assets Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolion and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.

(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.

(10) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(11) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on May 1, 2006.

(12) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(13) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(14) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

(15) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable expense limitations) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

(16) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on January 1, 2006.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge for the Guaranteed Minimum Withdrawal Benefit
(GMWB) applies.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies in all Contract Years).

                                            IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                                 AT END OF PERIOD SHOWN:              END OF PERIOD SHOWN: ANNUITIZED
                                           ------------------------------------    --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS    5 YEARS   10 YEARS
--------------                             ------   -------   -------  --------    ------   -------    -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses................   1350      2598      3579     6753       750       2198       3579      6753
Underlying Fund with Minimum Total
Annual Operating Expenses................    953      1470      1802      3702      353       1070       1802      3702

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Portfolio Architect 3 Variable Annuity is a Contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract

Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                              MAXIMUM AGE BASED ON THE OLDER OF THE OWNER
DEATH BENEFIT/OPTIONAL FEATURE                                  AND ANNUITANT ON THE CONTRACT/RIDER DATE
------------------------------                                ------------------------------------------
Annual Step-Up Death Benefit                                                     Age 80
Enhanced Stepped-Up Provision (E.S.P.)                                           Age 75

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

Administrative, Marketing and Support Service Fees. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9368 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

                FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
                ------                                    ---------                             ------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund -- Series     Seeks to provide growth of capital.          A I M Advisors, Inc.
     I+*
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund       Seeks capital appreciation through           Capital Research and Management
     -- Class 2                            stocks.                                      Company
   American Funds Growth Fund -- Class     Seeks capital appreciation through           Capital Research and Management
     2                                     stocks.                                      Company
   American Funds Growth-Income Fund       Seeks both capital appreciation and          Capital Research and Management
     -- Class 2                            income.                                      Company

                FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
                ------                                    ---------                             ------------------
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging            Seeks long-term growth of capital.           Credit Suisse Asset Management, LLC
     Markets Portfolio+                                                                 Subadviser: Credit Suisse Asset
                                                                                        Management Limited (U.K.),
                                                                                        (Australia)
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --     Seeks long-term capital growth               The Dreyfus Corporation
     Appreciation Portfolio -- Initial     consistent with the preservation of          Subadviser: Fayez Sarofim & Co.
     Shares                                capital with growth of current income
                                           is a secondary objective.
   Dreyfus Variable Investment Fund --     Seeks capital growth.                        The Dreyfus Corporation
     Developing Leaders Portfolio --
     Initial Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Templeton Developing Markets            Seeks long-term capital appreciation.        Templeton Asset Management Ltd.
     Securities Fund -- Class 2
   Templeton Foreign Securities Fund       Seeks long-term capital growth.              Templeton Investment Counsel, LLC
     -- Class 2                                                                         Subadviser: Franklin Templeton
                                                                                        Investment Management Limited
JANUS ASPEN SERIES
   Global Life Sciences Portfolio --       Seeks long-term growth of capital.           Janus Capital Management LLC
     Service Shares+
   Global Technology Portfolio --          Seeks long-term capital growth.              Janus Capital Management LLC
     Service Shares
   Worldwide Growth Portfolio --           Seeks long-term growth of capital in a       Janus Capital Management LLC
     Service Shares+                       manner consistent with the preservation
                                           of capital.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.        Lazard Asset Management LLC
     Portfolio

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All        Seeks capital appreciation through           Salomon Brothers Asset Management
     Cap Portfolio -- Class I              investments.                                 Inc
   Legg Mason Partners Variable            Seeks long-term growth of capital, with      Salomon Brothers Asset Management
     Investors Portfolio -- Class I        growth of current income as a secondary      Inc
                                           objective.
   Legg Mason Partners Variable Large      Seeks long-term growth of capital.           Salomon Brothers Asset Management
     Cap Growth Portfolio -- Class I                                                    Inc
   Legg Mason Partners Variable Small      Seeks long-term growth of capital.           Salomon Brothers Asset Management
     Cap Growth Portfolio -- Class I                                                    Inc

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II

   Legg Mason Partners Variable            Seeks capital appreciation.                  Salomon Brothers Asset Management
     Aggressive Growth Portfolio --                                                     Inc
     Class I

   Legg Mason Partners Variable Equity     Seeks investment results that before         TIMCO Asset Management, Inc.
     Index Portfolio -- Class II           expenses, correspond to the price and
                                           yield performance of the S&P 500 Index.
   Legg Mason Partners Variable Growth     Seeks income and long-term capital           Salomon Brothers Asset Management
     and Income Portfolio -- Class I       growth.                                      Inc

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable            Seeks capital appreciation.                  Salomon Brothers Asset Management
     Aggressive Growth Portfolio --                                                     Inc
     Class I
   Legg Mason Partners Variable Equity     Seeks investment results that before         TIMCO Asset Management, Inc.
     Index Portfolio -- Class II           expenses, correspond to the price and
                                           yield performance of the S&P 500 Index.
   Legg Mason Partners Variable Growth     Seeks income and long-term capital           Salomon Brothers Asset Management
     and Income Portfolio -- Class I       growth.                                      Inc

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable            Seeks to provide high current income         Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio      and to limit the degree of fluctuation
                                           of its net asset value resulting from
                                           movements in interest rates.
   Legg Mason Partners Variable Social     Seeks long-term capital appreciation         Smith Barney Fund Management LLC
     Awareness Stock Portfolio             and retention of net investment income.

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio  --         Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
     Class VC+                             income without excessive fluctuations
                                           in market value.
   Mid-Cap Value Portfolio -- Class VC+    Seeks capital appreciation through           Lord, Abbett & Co. LLC
                                           investments, primarily in equity
                                           securities, which are believed to be
                                           undervalued in the marketplace.

                FUNDING                                 INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
------------------------------------    ---------------------------------------      ---------------------------------------
MET INVESTOR SERIES TRUST

Batterymarch Mid-Cap Stock              Seeks growth of capital.                     Met Investors Advisory, LLC
  Portfolio -- Class A                                                               Subadviser: Batterymarch Financial
                                                                                     Management, Inc.
Dreman Small-Cap Value Portfolio --     Seeks capital appreciation.                  Met Investors Advisory, LLC
  Class A                                                                            Subadviser: Dreman Value
                                                                                     Management L.L.C.
Federated High Yield Portfolio --       Seeks high current income.                   Met Investors Advisory, LLC
  Class A                                                                            Subadviser: Federated Investment
                                                                                     Management Company
Harris Oakmark International            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                               Subadviser: Harris Associates L.P.

Janus Capital Appreciation              Seeks capital appreciation.                  Met Investors Advisory, LLC
  Portfolio -- Class A                                                               Subadviser: Janus Capital
                                                                                     Management LLC
Legg Mason Partners Managed Assets      Seeks high total return.                     Met Investors Advisory, LLC
  Portfolio*                                                                         Subadviser: Legg Mason Capital
                                                                                     Management, Inc.
Lord Abbett Bond Debenture              Seeks high current income and the            Met Investors Advisory, LLC
  Portfolio -- Class A                  opportunity for capital appreciation to      Subadviser: Lord, Abbett & Co. LLC
                                        produce a high total return.
Lord Abbett Growth and Income           Seeks growth of capital and current          Met Investors Advisory, LLC
  Portfolio -- Class B                  income without excessive fluctuations        Subadviser: Lord, Abbett & Co. LLC
                                        in the market value.
Lord Abbett Mid-Cap Value Portfolio     Seeks capital appreciation through           Met Investors Advisory, LLC
  -- Class B                            investments, primarily in equity             Subadviser: Lord, Abbett & Co. LLC
                                        securities which are believed to be
                                        undervalued in the marketplace.
Mercury Large-Cap Core Portfolio --     Seeks long-term capital growth.              Met Investors Advisory, LLC
  Class A                                                                            Subadviser: Merrill Lynch
                                                                                     Investment Managers, L.P.
Met/AIM Capital Appreciation            Seeks capital appreciation.                  Met Investors Advisory, LLC
  Portfolio -- Class A                                                               Subadviser:  AIM Capital
                                                                                     Management, Inc.
Met/AIM Small Cap Growth Portfolio      Seeks long-term growth of capital.           Met Investors Advisory, LLC
  -- Class A                                                                         Subadviser:  AIM Capital
                                                                                     Management, Inc.
MFS(R) Value Portfolio -- Class A       Seeks capital appreciation and               Met Investors Advisory, LLC
                                        reasonable income.                           Subadviser: Massachusetts
                                                                                     Financial Services Company
Neuberger Berman Real Estate            Seeks to provide total return through        Met Investors Advisory, LLC
  Portfolio -- Class A                  investment in real estate securities,        Subadviser: Neuberger Berman
                                        emphasizing both capital appreciation        Management, Inc.
                                        and current income.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital          Met Investors Advisory, LLC
                                        growth.                                      Subadviser: Pioneer Investment
                                                                                     Management, Inc.
Pioneer Mid-Cap Value Portfolio --      Seeks capital appreciation.                  Met Investors Advisory, LLC
  Class A                                                                            Subadviser: Pioneer Investment
                                                                                     Management, Inc.
Pioneer Strategic Income Portfolio      Seeks a high level of current income.        Met Investors Advisory, LLC
  -- Class A                                                                         Subadviser: Pioneer Investment
                                                                                     Management, Inc.
Third Avenue Small Cap Value            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B                                                               Subadviser: Third Avenue
                                                                                     Management LLC
METROPOLITAN SERIES FUND, INC.

BlackRock Aggressive Growth             Seeks maximum capital appreciation.          MetLife Advisers, LLC
     Portfolio -- Class D                                                            Subadviser: BlackRock Advisors,
                                                                                     Inc.
BlackRock Bond Income Portfolio --      Seeks competitive total return               MetLife Advisers, LLC
     Class A                            primarily from investing in                  Subadviser: BlackRock Advisors,
                                        fixed-income securities.                     Inc.

                FUNDING                                 INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
------------------------------------       ---------------------------------------      ---------------------------------------
   BlackRock Money Market Portfolio --     Seeks a high level of current income         MetLife Advisers, LLC
     Class A                               consistent with preservation of capital.     Subadviser: BlackRock Advisors,
                                                                                        Inc.
   FI Large Cap Portfolio -- Class A       Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company
   FI Value Leaders Portfolio -- Class     Seeks long-term growth of capital.           MetLife Advisers, LLC
     D                                                                                  Subadviser: Fidelity Management &
                                                                                        Research Company
   MetLife Aggressive Allocation           Seeks growth of capital.                     MetLife Advisers, LLC
     Portfolio -- Class B

   MetLife Conservative Allocation         Seeks a high level of current income,        MetLife Advisers, LLC
     Portfolio -- Class B                  with growth of capital as a secondary
                                           objective.
   MetLife Conservative to Moderate        Seeks high total return in the form of       MetLife Advisers, LLC
     Allocation Portfolio -- Class B       income and growth of capital, with a
                                           greater emphasis on income.
   MetLife Moderate Allocation             Seeks a balance between a high level of      MetLife Advisers, LLC
     Portfolio -- Class B                  current income and growth of capital,
                                           with a greater emphasis on growth of
                                           capital.
   MetLife Moderate to Aggressive          Seeks growth of capital.                     MetLife Advisers, LLC
     Allocation Portfolio -- Class B
   MFS(R) Total Return Portfolio --        Seeks a favorable total return through       MetLife Advisers, LLC
     Class F                               investment in a diversified portfolio.       Subadviser: Massachusetts
                                                                                        Financial Services Company
   Oppenheimer Global Equity Portfolio     Seeks capital appreciation.                  MetLife Advisers, LLC
     -- Class B*                                                                        Subadviser: OppenheimerFunds, Inc.

   T. Rowe Price Large Cap Growth          Seeks long-term growth of capital and,       MetLife Advisers, LLC
     Portfolio -- Class B+*                secondarily, dividend income.                Subadviser: T. Rowe Price
                                                                                        Associates Inc.
   Western Asset Management High Yield     Seeks high current income.                   MetLife Advisers, LLC
     Bond Portfolio -- Class A                                                          Subadviser: Western Asset
                                                                                        Management Company
   Western Asset Management U.S.           Seeks to maximize total return               MetLife Advisers, LLC
     Government Portfolio -- Class A       consistent with preservation of capital      Subadviser: Western Asset
                                           and maintenance of liquidity.                Management Company
OPPENHEIMER VARIABLE ACCOUNT FUNDS

   Oppenheimer Main Street Fund/VA --      Seeks high total return (which includes      OppenheimerFunds, Inc.
     Service Shares*                       growth in the value of its shares as
                                           well as current income) from equity and
                                           debt securities.
PIMCO VARIABLE INSURANCE TRUST

   Real Return Portfolio --                Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of  capital and            Company LLC
                                           prudent investment management.
   Total Return Portfolio --               Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of capital and             Company LLC
                                           prudent investment management.
PUTNAM VARIABLE TRUST

   Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital.           Putnam Investment Management, LLC
     Class IB+
   Putnam VT International Equity Fund     Seeks capital appreciation.                  Putnam Investment Management, LLC
     -- Class IB+
   Putnam VT Small Cap Value Fund --       Seeks capital appreciation.                  Putnam Investment Management, LLC
     Class IB

VAN KAMPEN LIFE INVESTMENT TRUST

   Comstock Portfolio -- Class II          Seeks capital growth and income through      Van Kampen Asset Management
                                           investments in equity securities,
                                           including common stocks, preferred
                                           stocks and securities convertible into
                                           common and preferred stocks.
   Enterprise Portfolio -- Class II+       Seeks capital appreciation through           Van Kampen Asset Management
                                           investments in securities believed by
                                           the portfolio's investment adviser to
                                           have above-average potential for
                                           capital appreciation.

                FUNDING                                 INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
------------------------------------       ---------------------------------------      ---------------------------------------
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio --          Seeks long-term capital appreciation.        Fidelity Management & Research
     Service Class 2                                                                    Company
   VIP Dynamic Capital Appreciation        Seeks capital appreciation.                  Fidelity Management & Research
     Portfolio -- Service Class 2+                                                      Company
   VIP Mid Cap Portfolio -- Service        Seeks long-term growth of capital.           Fidelity Management & Research
     Class 2                                                                            Company

--------------
+     Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:

Underlying Fund Name Changes


                         FORMER NAME                                                        NEW NAME
                         -----------                                                        --------
GREENWICH STREET SERIES FUND                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Equity Index Portfolio                                              Legg Mason Partners Variable Equity Index Portfolio
   Salomon Brothers Variable Aggressive Growth Fund                    Legg Mason Partners Variable Aggressive Growth
                                                                       Portfolio
   Salomon Brothers Variable Growth & Income Fund                      Legg Mason Partners Variable Growth and Income
                                                                       Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC.                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                        Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                      Legg Mason Partners Variable Investors Portfolio
   Large Cap Growth Fund                                               Legg Mason Partners Variable Large Cap Growth
                                                                       Portfolio
   Small Cap Growth Fund                                               Legg Mason Partners Variable Small Cap Growth
                                                                       Portfolio
TRAVELERS SERIES FUND INC.                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                  Legg Mason Partners Variable Adjustable Rate Income
                                                                          Portfolio
   Social Awareness Stock Portfolio                                     Legg Mason Partners Variable Social Awareness Stock
                                                                          Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS

The former Underlying Funds were merged with and into the new Underlying Funds.

        FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
        ----------------------                                             -------------------
 --                                                                MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                             Janus Capital Appreciation Portfolio
 --                                                                METROPOLITAN SERIES FUND, INC.
HIGH YIELD BOND TRUST                                                 Western Asset Management High Yield Bond Portfolio
 --                                                                MET INVESTORS SERIES TRUST
MANAGED ASSETS TRUST                                                  Legg Mason Partners Managed Assets Portfolio
 --                                                                METROPOLITAN SERIES FUND, INC.
MONEY MARKET PORTFOLIO                                                BlackRock Money Market Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Pioneer Strategic Income Portfolio                                 Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Travelers Quality Bond Portfolio                                   BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   U.S. Government Securities Portfolio                               Western Asset Management U.S. Government Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Convertible Securities Portfolio                                   Lord Abbett Bond Debenture Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Mercury Large Cap Core Portfolio                                   Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   MFS(R) Mid Cap Growth Portfolio                                    BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   MFS(R) Total Return Portfolio                                      MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Pioneer Fund Portfolio                                             Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Pioneer Mid-Cap Value Portfolio                                    Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Strategic Equity Portfolio                                         FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Style Focus Series: Small Cap Growth Portfolio                     MET/AIM Small Cap Growth Portfolio

           FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
           ----------------------                                             -------------------
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Style Focus Series: Small Cap Value Portfolio                      Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   AIM Capital Appreciation Portfolio                                 MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Disciplined Mid Cap Stock Portfolio                                Batterymarch Mid-Cap Stock Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Equity Income Portfolio                                            FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Federated High Yield Portfolio                                     Federated High Yield Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Federated Stock Portfolio                                          Lord Abbett Growth and Income Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Large Cap Portfolio                                                FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate Portfolio                      MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Aggressive Portfolio                    MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Conservative Portfolio                  MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate-Aggressive Portfolio           MetLife Moderate to Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate-Conservative Portfolio         MetLife Conservative to Moderate Allocation
                                                                        Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   MFS(R) Value Portfolio                                             MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Mondrian International Stock Portfolio                             Harris Oakmark International Portfolio
AIM VARIABLE INSURANCE FUND                                        AIM VARIABLE INSURANCE FUND
   AIM VI Premier Equity Fund                                         AIM V.I. Core Equity Fund

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

        FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
        ----------------------                                             -------------------
FRANKLIN TEMPLETON VIP TRUST                                      METROPOLITAN SERIES FUND, INC.
  Templeton Growth Securities Fund                                  Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                                    METROPOLITAN SERIES FUND, INC.
  Mercury Global Allocation Portfolio                               Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                                    MET INVESTORS SERIES TRUST
  Mercury Value Opportunities V.I. Fund                             Third Avenue Small Cap Value Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                  METROPOLITAN SERIES FUND, INC.
  AllianceBernstein Large Cap Growth Portfolio                      T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                                MET INVESTORS SERIES TRUST
  Delaware VIP REIT Series                                          Neuberger Berman Real Estate Portfolio
FRANKLIN TEMPLETON VIP TRUST                                      MET INVESTORS SERIES TRUST
  Mutual Shares Securities Fund                                     Lord Abbett Growth and Income Portfolio
JANUS ASPEN SERIES                                                METROPOLITAN SERIES FUND, INC.
  Janus Aspen Balanced Portfolio                                    MFS(R) Total Return Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      -     administration of the annuity options available under the Contracts

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent o other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

      - that the amount of the death benefit will be greater than the Contract Value o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
----------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN      WITHDRAWAL CHARGE
------------------------   -------------      -----------------
        0 years               1 year                 6%
         1 year               2 years                5%
        2 years               3 years                4%
        3+ years                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun

      -     under the Managed Distribution Program

      - if you elect Annuity Payments for a fixed period of at least five years, or

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun, or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.70% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

YEARS SINCE INITIAL PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN      WITHDRAWAL CHARGE
------------------------   -------------      -----------------
        0 years               1 year                 6%
         1 year               2 years                5%
        2 years               3 years                4%
        3+ years                                     0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Credit Suisse Trust -- Emerging Market Portfolio, Dreyfus Variable Investment Fund -- Developing Leaders Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Series -- Global Technology Portfolio, Janus Aspen Series -- Worldwide Growth Portfolio, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Western Asset Management High Yield Bond Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the

Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss. You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program. In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

Availability and Eligibility We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:                GMWB I                          GMWB II                          GMWB III
--------------                ------                          -------                          --------
  ALSO CALLED:              Principal                        Principal                        Principal
                            Guarantee                        Guarantee                     Guarantee Value
 AVAILABILITY:      Not available for purchase         Available on or after            Available on or after
                   on or after March 21, 2005,       March 21, 2005 if approved       March 21, 2005 if approved
                      unless GMWB II is not                in your state                    in your state
                      approved in your state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

Annual Withdrawal Benefit ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                      GMWB I               GMWB II             GMWB III
                                                                      ------               -------             --------
If you make your first withdrawal BEFORE the 3rd anniversary
after you purchase GMWB:........................................     5% of RBB            5% of RBB           5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary
after you purchase GMWB:........................................    10% of RBB            10% of RBB          5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount
            of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

            We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

            WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
                                 ------------------------------                        ------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                        -----             ---                --------          -----             ---              --------
VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
IMMEDIATELY PRIOR
TO WITHDRAWAL         $110,000          $100,000              $5,000          $90,000         $100,000             $5,000
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 x (1-         N/A           (100,000            [5,000 x
REDUCTION (PWR)                    x 10,000/110,000)=    90,000/100,000)]=                x 10,000/90,000)=   (1-88,889/100,000)]=
                                         9,091                  500                            $11,111              $556
GREATER OF PWR OR                       $10,000                                                $11,111
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>9,091)                                        (11,111>10,000)
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,111              $556
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $100,000          $90,000               $4,500          $80,000          $88,889             $4,444

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
                                 ------------------------------                        ------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE            RBB               AWB (5%)
                        -----             ---                --------          -----            ---               --------
VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
IMMEDIATELY PRIOR
TO WITHDRAWAL         $110,000          $100,000              $5,000          $90,000         $100,000             $5,000
IMMEDIATELY AFTER
WITHDRAWAL            $100,000          $90,909               $4,545          $80,000         $88,889              $4,444
                                  [100,000 - (100,000         [(5,000                        [100,000 -           [5,000 x
                                   x10,000/110,000)]     x90,909/100,000)]                    (100,000       (88,889/100,000)]
                                                                                          x10,000/90,000)]
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $9,091                $455           $10,000         $11,111               $556

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

              -   a qualified retirement plan (Code Section 401),

              -   a tax-sheltered annuity (Code Section 403(b)),

              -   an individual retirement account (Code Sections 408(a)),

              -   an individual retirement annuity (Code Section 408(b)), or

              -   a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.

                                                          GMWB I                  GMWB II                  GMWB III
                                                          ------                  -------                  --------
Current Annual Charge..............................        0.40%                    0.50%                    0.25%
Maximum Annual Charge After a Reset................        1.00%                    1.00%                     N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                       GMWB I                          GMWB II                         GMWB III
                                       ------                          -------                         --------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%
RESET                                    Yes                             Yes                              No
CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase
INVESTMENT RESTRICTIONS                  No                              Yes                             Yes
WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS

FROM TAX-QUALIFIED PLANS

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge.

To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-Qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

The death benefit will be the greatest of, less any        -    the Contract Value on the Death Report Date
applicable premium tax and outstanding loans:

                                                           -    the total Purchase Payments less the total amount of any
                                                                withdrawals made under this Contract; or

                                                           -    the Step-Up Value, if any, as described below

STEP-UP VALUE A Step-Up Value will be established on each Contract Date anniversary which occurs on or prior to the Death Report Date. The Step-Up Value will initially equal the Contract Value on that anniversary. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the death benefit value in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

      50,000 X (10,000/55,000) = $9,090

Your new Step-Up Value would be $50,000 -- $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

      50,000 X (10,000/30,000) = $16,666

Your new Step-Up Value would be $50,000 -- $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER of: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report DATE.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

      50,000 X (10,000/55,000) = $9,090

You new modified Purchase Payment would be 50,000 -- 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

      50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                               MANDATORY PAYOUT
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS                                  RULES APPLY*
       ---------------------             --------------------       ------                                  ------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary(ies),        Unless the beneficiary elects to            Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT) (WITH     The beneficiary(ies),        Unless the beneficiary elects to             Yes
NO JOINT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                       Yes
NOT THE ANNUITANT)                     owner.

NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary(ies),        Unless the beneficiary elects to             Yes
THE ANNUITANT)                         or if none, to the           continue the Contract rather than
                                       surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue         Yes
THE ANNUITANT)                         owner.                       the Contract.

SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary(ies),        Unless the spouse elects to continue         Yes
ANNUITANT)                             or if none, to the           the Contract
                                       surviving joint owner.

                                                                    A spouse who is not the beneficiary may
                                                                    decline to receive the proceeds or to
                                                                    continue the Contract and instruct the
                                                                    Company to pay the beneficiary.

                                                                                                                   MANDATORY
     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                      PAYOUT RULES
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO:          UNLESS                                       APPLY*
       ---------------------             --------------------          ------                                       ------
ANNUITANT (WHO IS NOT THE CONTRACT     The beneficiary(ies),        Unless the beneficiary elects to             Yes
OWNER)                                 or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive a distribution.

                                                                    But, if there is a Contingent Annuitant,
                                                                    then the Contingent Annuitant becomes
                                                                    the Annuitant and the Contract continues
                                                                    in effect (generally using the original
                                                                    Maturity Date). The proceeds will then
                                                                    be paid upon the death of the Contingent
                                                                    Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                   Yes
OWNER)                                 is the Annuitant" above.

ANNUITANT (WHERE OWNER IS              The beneficiary(ies),                                                     Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                                                        Annuitant is
                                       Contract Owner.                                                           treated as death
                                                                                                                 of the owner in
                                                                                                                 these
                                                                                                                 circumstances.)

CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                     N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

BENEFICIARY                            No death proceeds are                                                     N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                     N/A
                                       payable; Contract
                                       continues.

                               QUALIFIED CONTRACTS

                                                                                                               MANDATORY
     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                   PAYOUT RULES
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO:          UNLESS                                   APPLY*
       ---------------------             --------------------          ------                                   ------
OWNER/ANNUITANT                        The beneficiary(ies),        Unless the beneficiary elects to                 Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.

BENEFICIARY                            No death proceeds are                                                         N/A
                                       payable; Contract
                                       continues.

SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary(ies), or     Unless the spouse elects to continue             Yes
ANNUITANT)                             if none, to the              the Contract.
                                       surviving joint owner.

                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and instruct
                                                                    the Company to pay the beneficiary.

--------------
* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

Option 6 -- Other Annuity Options -- We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Accounts) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Accounts, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding

Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date

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for any repayment with respect to such loan occurs during a period beginning on
September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There

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are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

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

Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      -     a non-taxable return of your purchase payment; or

      -     a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

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

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

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

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other

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financial services to individual and institutional customers. The Company's Home
Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered

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

representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.

The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise

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

these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a `gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.117           1.297                  69,464
                                                               2004        0.952           1.117                  10,285
                                                               2003        0.777           0.952                   5,296
                                                               2002        1.000           0.777                   6,000

   High Yield Bond Trust (5/04).............................   2005        1.067           1.061                     706
                                                               2004        1.000           1.067                  37,259

   Managed Assets Trust (5/04)..............................   2005        1.075           1.096                      --
                                                               2004        1.000           1.075                      --

   Money Market Portfolio (3/02)............................   2005        0.977           0.987                 697,307
                                                               2004        0.986           0.977                 810,036
                                                               2003        0.996           0.986                 146,533
                                                               2002        1.000           0.996                 503,034

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2005        0.997           1.034                  78,144
                                                               2004        0.960           0.997                 119,229
                                                               2003        0.782           0.960                 137,323
                                                               2002        1.142           0.782                  12,403
                                                               2001        1.000           1.142                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/02)...................................................   2005        1.034           1.166                  95,999
                                                               2004        0.973           1.034                  75,694
                                                               2003        0.803           0.973                  40,191

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (continued)..............................................   2002        1.183           0.803                   4,743
                                                               2001        1.000           1.183                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.473           1.649               1,392,866
                                                               2004        1.322           1.473                 689,281
                                                               2003        0.995           1.322                 338,279
                                                               2002        1.188           0.995                 108,035
                                                               2001        1.000           1.188                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.362           1.553               5,108,335
                                                               2004        1.233           1.362               3,022,506
                                                               2003        0.918           1.233               1,910,413
                                                               2002        1.238           0.918                 519,111
                                                               2001        1.000           1.238                   5,663

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.291           1.341               5,384,780
                                                               2004        1.191           1.291               3,748,375
                                                               2003        0.916           1.191               2,541,469
                                                               2002        1.143           0.916                 825,826
                                                               2001        1.000           1.143                   6,095

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (3/02)....   2005        1.377           1.730                   9,238
                                                               2004        1.123           1.377                  10,858
                                                               2003        0.801           1.123                   9,290
                                                               2002        1.000           0.801                   1,000

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.618           1.703                 444,721
                                                               2004        1.255           1.618                 282,289
                                                               2003        0.953           1.255                 261,390
                                                               2002        1.000           0.953                 110,495

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        0.981           1.005                 136,376
                                                               2004        0.951           0.981                 157,298

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (continued)..............................................   2003        0.799           0.951                 147,390
                                                               2002        1.000           0.799                  27,841

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.063           1.104                  72,545
                                                               2004        0.972           1.063                  68,322
                                                               2003        0.752           0.972                  47,049
                                                               2002        1.000           0.752                  13,673

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.204           1.302                 230,497
                                                               2004        1.074           1.204                  45,466
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.202           1.299                 372,761
                                                               2004        1.067           1.202                  73,290
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.144           1.242               1,920,497
                                                               2004        1.035           1.144                 911,365
                                                               2003        0.842           1.035                 482,403
                                                               2002        1.000           0.842                 112,568

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.767           2.211                 453,826
                                                               2004        1.444           1.767                  74,045
                                                               2003        1.000           1.444                   6,032

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.369           1.481               1,323,471
                                                               2004        1.177           1.369                 672,403
                                                               2003        0.907           1.177                 254,384
                                                               2002        1.134           0.907                 136,180
                                                               2001        1.000           1.134                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   Templeton Growth Securities Fund -- Class 2 Shares (8/02)   2005        1.166           1.246                 699,854
                                                               2004        1.024           1.166                 204,395
                                                               2003        0.789           1.024                  96,803
                                                               2002        1.000           0.789                  58,188

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/02).........   2005        1.180           1.208               2,001,890
                                                               2004        1.091           1.180               1,576,990
                                                               2003        0.870           1.091               1,068,257
                                                               2002        1.141           0.870                 208,514
                                                               2001        1.000           1.141                      --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (1/00)....................................   2005        1.113           1.200                  12,355
                                                               2004        1.039           1.113                  12,359
                                                               2003        0.755           1.039                   9,531
                                                               2002        1.000           0.755                      --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (1/00)..........................................   2005        1.085           1.103                 110,014
                                                               2004        1.019           1.085                 115,405
                                                               2003        0.798           1.019                 118,746
                                                               2002        1.000           0.798                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.082           1.144                 785,415
                                                               2004        1.018           1.082               1,043,236
                                                               2003        0.912           1.018                 936,861
                                                               2002        1.000           0.912                  75,931

   Global Life Sciences Portfolio -- Service Shares (3/02)..   2005        1.020           1.125                  12,486
                                                               2004        0.910           1.020                  12,839
                                                               2003        0.734           0.910                  10,786
                                                               2002        1.000           0.734                   1,969

   Global Technology Portfolio -- Service Shares (3/02).....   2005        0.885           0.970                  35,248
                                                               2004        0.897           0.885                  26,300
                                                               2003        0.624           0.897                  73,480
                                                               2002        1.000           0.624                  73,481

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                         UNIT VALUE AT                         NUMBER OF UNITS
                                                                         BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                   ----    -------------    -------------        ---------------
   Worldwide Growth Portfolio -- Service Shares (3/02)........   2005        0.921           0.955                  30,274
                                                                 2004        0.898           0.921                  33,578
                                                                 2003        0.739           0.898                  12,190
                                                                 2002        1.000           0.739                   3,000

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)...............   2005        1.502           1.534                 386,440
                                                                 2004        1.332           1.502                 112,428
                                                                 2003        1.000           1.332                 101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).........................   2005        1.372           1.391                 516,959
                                                                 2004        1.241           1.372                 439,996
                                                                 2003        1.000           1.241                   9,795

   Mid-Cap Value Portfolio (5/03).............................   2005        1.529           1.625                 891,248
                                                                 2004        1.256           1.529                 337,639
                                                                 2003        1.000           1.256                 171,217

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04)...   2005        1.071           1.111                   4,459
                                                                 2004        1.000           1.071                   4,344

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).......   2005        1.117           1.119               2,555,183
                                                                 2004        1.045           1.117                 974,468
                                                                 2003        1.000           1.045                 233,173

   Total Return Portfolio -- Administrative Class (2/02)......   2005        1.140           1.146              12,289,203
                                                                 2004        1.107           1.140              11,093,565
                                                                 2003        1.074           1.107              10,441,947
                                                                 2002        1.003           1.074               3,411,930
                                                                 2001        1.000           1.003                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (1/00)     2005        1.167           1.228                  33,342
                                                                 2004        1.105           1.167                 111,087
                                                                 2003        0.853           1.105                 111,092

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (continued)..............................................   2002        1.233           0.853                  39,946
                                                               2001        1.000           1.233                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/02)...................................................   2005        1.323           1.458                 188,294
                                                               2004        1.160           1.323                 191,672
                                                               2003        0.919           1.160                 186,378
                                                               2002        1.138           0.919                  63,610
                                                               2001        1.000           1.138                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/02).   2005        1.783           1.874                 418,626
                                                               2004        1.439           1.783                 396,956
                                                               2003        0.980           1.439                 376,864
                                                               2002        1.221           0.980                 182,271
                                                               2001        1.000           1.221                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2005        1.204           1.229               1,548,293
                                                               2004        1.132           1.204               1,643,520
                                                               2003        0.829           1.132               1,213,718
                                                               2002        1.127           0.829                 482,311
                                                               2001        1.000           1.127                   6,229

   Investors Fund -- Class I (2/02).........................   2005        1.205           1.261               1,014,142
                                                               2004        1.112           1.205               1,069,597
                                                               2003        0.856           1.112                 738,841
                                                               2002        1.134           0.856                 316,814
                                                               2001        1.000           1.134                      --

   Large Cap Growth Fund -- Class I (8/02)..................   2005        1.117           1.154                  38,363
                                                               2004        1.132           1.117                  38,402
                                                               2003        0.798           1.132                  31,304
                                                               2002        1.000           0.798                  15,441

   Small Cap Growth Fund -- Class I (5/02)..................   2005        1.329           1.369                 467,037
                                                               2004        1.176           1.329                 436,895
                                                               2003        0.805           1.176                 267,896

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   Small Cap Growth Fund -- Class I  (continued)............   2002        1.255           0.805                  20,161
                                                               2001        1.000           1.255                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)................   2005        1.196           1.277                 190,318
                                                               2004        1.144           1.196                 375,673
                                                               2003        0.901           1.144                 277,176
                                                               2002        1.206           0.901                  89,349
                                                               2001        1.000           1.206                      --

   Convertible Securities Portfolio (3/02)..................   2005        1.211           1.193                 874,457
                                                               2004        1.160           1.211               1,867,255
                                                               2003        0.936           1.160               1,506,911
                                                               2002        1.000           0.936                  71,159

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2005        1.191           1.314                 145,447
                                                               2004        1.042           1.191                 154,508
                                                               2003        0.793           1.042                  85,024
                                                               2002        1.000           0.793                  12,568

   Equity Income Portfolio (5/02)...........................   2005        1.326           1.360               2,433,988
                                                               2004        1.229           1.326               2,231,165
                                                               2003        0.955           1.229               1,497,940
                                                               2002        1.130           0.955                 132,792
                                                               2001        1.000           1.130                      --

   Federated High Yield Portfolio (3/02)....................   2005        1.291           1.300                 144,173
                                                               2004        1.191           1.291                 148,509
                                                               2003        0.991           1.191                 117,943
                                                               2002        1.000           0.991                  35,619

   Federated Stock Portfolio (3/02).........................   2005        1.064           1.100                 143,924
                                                               2004        0.980           1.064                 186,769
                                                               2003        0.782           0.980                 159,882
                                                               2002        1.000           0.782                  39,368

   Large Cap Portfolio (6/02)...............................   2005        1.103           1.177                 305,074
                                                               2004        1.055           1.103                 587,004
                                                               2003        0.862           1.055                 525,495

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                          UNIT VALUE AT                         NUMBER OF UNITS
                                                                          BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                    ----    -------------    -------------        ---------------
   Large Cap Portfolio  (continued)...........................    2002        1.138           0.862                  71,115
                                                                  2001        1.000           1.138                      --

   Managed Allocation Series: Aggressive Portfolio (5/05).....    2005        1.000           1.108                   4,537

   Managed Allocation Series: Conservative Portfolio (7/05)...    2005        1.007           1.019                  25,289

   Managed Allocation Series: Moderate Portfolio (6/05).......    2005        1.008           1.053                  49,057

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05).....................................................    2005        1.000           1.086                  44,275

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)...........................................    2005        1.000           1.030                   4,434

   Mercury Large Cap Core Portfolio (8/02)....................    2005        1.145           1.259                 382,840
                                                                  2004        1.006           1.145                 528,392
                                                                  2003        0.846           1.006                 438,531
                                                                  2002        1.151           0.846                  27,272
                                                                  2001        1.000           1.151                      --

   MFS(R) Emerging Growth Portfolio (8/02)....................    2005        1.104           1.070                      --
                                                                  2004        0.997           1.104                 180,941
                                                                  2003        0.787           0.997                 112,048
                                                                  2002        1.219           0.787                  33,294
                                                                  2001        1.000           1.219                      --

   MFS(R) Mid Cap Growth Portfolio (3/02).....................    2005        0.827           0.837                 363,071
                                                                  2004        0.738           0.827                 197,288
                                                                  2003        0.549           0.738                  79,566
                                                                  2002        1.000           0.549                   6,056

   MFS(R) Total Return Portfolio (2/02).......................    2005        1.258           1.271               5,187,440
                                                                  2004        1.150           1.258               4,470,787
                                                                  2003        1.005           1.150               3,403,681
                                                                  2002        1.081           1.005                 458,806
                                                                  2001        1.000           1.081                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   MFS(R) Value Portfolio (5/04)............................   2005        1.119           1.169                 425,726
                                                               2004        1.000           1.119                  22,370

   Mondrian International Stock Portfolio (3/02)............   2005        1.209           1.300                 476,199
                                                               2004        1.064           1.209                 377,856
                                                               2003        0.843           1.064                  45,040
                                                               2002        1.000           0.843                   7,884

   Pioneer Fund Portfolio (5/03)............................   2005        1.324           1.377                 109,545
                                                               2004        1.213           1.324                  68,258
                                                               2003        1.000           1.213                  14,955

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.038                   2,664

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.092           1.112               1,908,893
                                                               2004        1.000           1.092                 828,053

   Strategic Equity Portfolio (4/02)........................   2005        1.054           1.056                 229,625
                                                               2004        0.974           1.054                 192,976
                                                               2003        0.749           0.974                 137,627
                                                               2002        1.148           0.749                  83,170
                                                               2001        1.000           1.148                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.113                   8,406

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.109                  15,029

   Travelers Quality Bond Portfolio (3/02)..................   2005        1.124           1.121                 368,729
                                                               2004        1.108           1.124                 426,060
                                                               2003        1.055           1.108                 631,330
                                                               2002        1.000           1.055                 157,635

   U.S. Government Securities Portfolio (5/04)..............   2005        1.049           1.075                      --
                                                               2004        1.000           1.049                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.991           0.996                 337,114
                                                               2004        0.998           0.991                  90,836
                                                               2003        1.000           0.998                   2,550

   Social Awareness Stock Portfolio (5/04)..................   2005        1.080           1.107                      --
                                                               2004        1.000           1.080                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.133           1.158                 455,555
                                                               2004        0.983           1.133                 360,935
                                                               2003        0.766           0.983                 472,048
                                                               2002        1.000           0.766                 182,669

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        0.909           0.963                      --
                                                               2004        0.893           0.909                   2,000
                                                               2003        0.723           0.893                   2,000
                                                               2002        1.000           0.723                   2,000

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.233           1.412                 507,515
                                                               2004        1.091           1.233                 413,003
                                                               2003        0.867           1.091                 328,539
                                                               2002        1.000           0.867                 101,822

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/02).................................................   2005        1.053           1.247                  26,031
                                                               2004        1.059           1.053                  29,168
                                                               2003        0.863           1.059                  13,751
                                                               2002        1.000           0.863                   1,000

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.418           1.643               1,993,749
                                                               2004        1.159           1.418               1,597,208
                                                               2003        0.854           1.159               1,203,368
                                                               2002        1.000           0.854                 289,347

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.55%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.168           1.346                      --
                                                               2004        1.000           1.168                      --

   High Yield Bond Trust (5/04).............................   2005        1.075           1.061                   7,106
                                                               2004        1.000           1.075                      --

   Managed Assets Trust (5/04)..............................   2005        1.070           1.084                      --
                                                               2004        1.000           1.070                      --

   Money Market Portfolio (3/02)............................   2005        0.993           0.996                  39,858
                                                               2004        1.000           0.993                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2005        1.049           1.080                      --
                                                               2004        1.000           1.049                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/02)...................................................   2005        1.057           1.184                      --
                                                               2004        1.000           1.057                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.112           1.237                  13,476
                                                               2004        1.000           1.112                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.085           1.229                 299,256
                                                               2004        1.000           1.085                  33,273

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.064           1.097                 325,048
                                                               2004        1.000           1.064                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (3/02)....   2005        1.285           1.603                      --
                                                               2004        1.000           1.285                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.286           1.344                  13,433
                                                               2004        1.000           1.286                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                           UNIT VALUE AT                         NUMBER OF UNITS
                                                                           BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                     ----    -------------    -------------        ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)......................................................    2005        1.021           1.039                      --
                                                                   2004        1.000           1.021                      --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)...............................................    2005        1.092           1.127                      --
                                                                   2004        1.000           1.092                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)....    2005        1.116           1.198                   1,287
                                                                   2004        1.000           1.116                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03).....................................................    2005        1.118           1.200                  89,941
                                                                   2004        1.000           1.118                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)......    2005        1.099           1.184                  50,654
                                                                   2004        1.000           1.099                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)...............................................    2005        1.260           1.566                      --
                                                                   2004        1.000           1.260                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)......................................................    2005        1.155           1.240                  30,423
                                                                   2004        1.000           1.155                      --

   Templeton Growth Securities Fund -- Class 2 Shares (8/02)...    2005        1.118           1.187                  83,827
                                                                   2004        1.000           1.118                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/02)............    2005        1.069           1.086                      --
                                                                   2004        1.000           1.069                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                          UNIT VALUE AT                         NUMBER OF UNITS
                                                                          BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                    ----    -------------    -------------        ---------------
   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (1/00)......................................    2005        1.053           1.128                  29,935
                                                                  2004        1.000           1.053                      --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (1/00)............................................    2005        1.064           1.075                      --
                                                                  2004        1.000           1.064                      --

Janus Aspen Series

   Balanced Portfolio -- Service Shares (3/02)................    2005        1.067           1.120                      --
                                                                  2004        1.000           1.067                      --

   Global Life Sciences Portfolio -- Service Shares (3/02)....    2005        1.038           1.136                      --
                                                                  2004        1.000           1.038                      --

   Global Technology Portfolio -- Service Shares (3/02).......    2005        1.051           1.143                      --
                                                                  2004        1.000           1.051                      --

   Worldwide Growth Portfolio -- Service Shares (3/02)........    2005        1.086           1.117                      --
                                                                  2004        1.000           1.086                      --

Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)...............    2005        1.125           1.140                   3,786
                                                                  2004        1.000           1.125                      --

Lord Abbett Series Fund, Inc.

   Growth and Income Portfolio (5/03).........................    2005        1.098           1.106                  21,268
                                                                  2004        1.000           1.098                      --

   Mid-Cap Value Portfolio (5/03).............................    2005        1.159           1.223                  84,335
                                                                  2004        1.000           1.159                      --

Oppenheimer Variable Account Funds

   Oppenheimer Main Street Fund/VA -- Service Shares (5/04)...    2005        1.062           1.094                      --
                                                                  2004        1.000           1.062                      --

PIMCO Variable Insurance Trust

   Real Return Portfolio -- Administrative Class (5/03).......    2005        1.066           1.061                 234,345
                                                                  2004        1.000           1.066                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                              UNIT VALUE AT                         NUMBER OF UNITS
                                                                              BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                        ----    -------------    -------------        ---------------
   Total Return Portfolio -- Administrative Class (2/02).......       2005        1.043           1.042                 357,636
                                                                      2004        1.000           1.043                  56,684

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (1/00)...       2005        1.066           1.114                      --
                                                                      2004        1.000           1.066                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/02)......................................................       2005        1.158           1.266                      --
                                                                      2004        1.000           1.158                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/02)....       2005        1.192           1.243                   2,876
                                                                      2004        1.000           1.192                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01).............................       2005        1.056           1.071                      --
                                                                      2004        1.000           1.056                      --

   Investors Fund -- Class I (2/02)............................       2005        1.078           1.120                  15,002
                                                                      2004        1.000           1.078                      --

   Large Cap Growth Fund -- Class I (8/02).....................       2005        0.990           1.015                      --
                                                                      2004        1.000           0.990                      --

   Small Cap Growth Fund -- Class I (5/02).....................       2005        1.165           1.191                      --
                                                                      2004        1.000           1.165                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)...................       2005        1.053           1.117                      --
                                                                      2004        1.000           1.053                      --

   Convertible Securities Portfolio (3/02).....................       2005        1.041           1.019                      --
                                                                      2004        1.000           1.041                      --

   Disciplined Mid Cap Stock Portfolio (3/02)..................       2005        1.118           1.225                      --
                                                                      2004        1.000           1.118                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                         NUMBER OF UNITS
                                                                            BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                      ----    -------------    -------------        ---------------
   Equity Income Portfolio (5/02).............................      2005        1.101           1.121                  18,454
                                                                    2004        1.000           1.101                      --

   Federated High Yield Portfolio (3/02)......................      2005        1.077           1.077                      --
                                                                    2004        1.000           1.077                      --

   Federated Stock Portfolio (3/02)...........................      2005        1.078           1.107                      --
                                                                    2004        1.000           1.078                      --

   Large Cap Portfolio (6/02).................................      2005        1.047           1.110                      --
                                                                    2004        1.000           1.047                      --

   Managed Allocation Series: Aggressive Portfolio (5/05).....      2005        1.000           1.103                      --

   Managed Allocation Series: Conservative Portfolio (7/05)...      2005        1.006           1.015                      --

   Managed Allocation Series: Moderate Portfolio (6/05).......      2005        1.007           1.049                      --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05).....................................................      2005        1.000           1.081                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)...........................................      2005        1.000           1.026                      --

   Mercury Large Cap Core Portfolio (8/02)....................      2005        1.123           1.227                      --
                                                                    2004        1.000           1.123                      --

   MFS(R) Emerging Growth Portfolio (8/02)....................      2005        1.080           1.047                      --
                                                                    2004        1.000           1.080                      --

   MFS(R) Mid Cap Growth Portfolio (3/02).....................      2005        1.072           1.077                      --
                                                                    2004        1.000           1.072                      --

   MFS(R) Total Return Portfolio (2/02).......................      2005        1.095           1.099                 186,486
                                                                    2004        1.000           1.095                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                           UNIT VALUE AT                         NUMBER OF UNITS
                                                                           BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                     ----    -------------    -------------        ---------------
   MFS(R) Value Portfolio (5/04)............................       2005        1.125           1.168                  27,601
                                                                   2004        1.000           1.125                      --

   Mondrian International Stock Portfolio (3/02)............       2005        1.144           1.221                      --
                                                                   2004        1.000           1.144                      --

   Pioneer Fund Portfolio (5/03)............................       2005        1.092           1.128                      --
                                                                   2004        1.000           1.092                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................       2005        1.035           1.034                      --

   Pioneer Strategic Income Portfolio (5/04)................       2005        1.103           1.114                 159,981
                                                                   2004        1.000           1.103                      --

   Strategic Equity Portfolio (4/02)........................       2005        1.097           1.091                   2,635
                                                                   2004        1.000           1.097                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....       2005        1.026           1.109                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....       2005        1.000           1.104                     728

   Travelers Quality Bond Portfolio (3/02)..................       2005        1.031           1.021                      --
                                                                   2004        1.000           1.031                      --

   U.S. Government Securities Portfolio (5/04)..............       2005        1.071           1.090                      --
                                                                   2004        1.000           1.071                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................       2005        0.997           0.995                     731
                                                                   2004        1.000           0.997                      --

   Social Awareness Stock Portfolio (5/04)..................       2005        1.074           1.093                      --
                                                                   2004        1.000           1.074                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............       2005        1.130           1.147                      --
                                                                   2004        1.000           1.130                      --



                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        1.036           1.090                      --
                                                               2004        1.000           1.036                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.106           1.258                  85,343
                                                               2004        1.000           1.106                      --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/02).................................................   2005        1.039           1.222                      --
                                                               2004        1.000           1.039                      --
                                                                                                                      --
   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.226           1.410                 117,119
                                                               2004        1.000           1.226                      --
                                                                                                                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Federated Stock Portfolio is no longer available to new contract owners.

Fidelity VIP Dynamic Capital Appreciation Portfolio -- Service Class 2 is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Janus Aspen Series Balanced Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Series Global Life Sciences Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Series Worldwide Growth Portfolio -- Service Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Van Kampen LIT Enterprise Portfolio -- Class II Shares is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.117           1.297                 200,941
                                                               2004        0.952           1.117                 274,552
                                                               2003        0.777           0.952                 276,632
                                                               2002        1.000           0.777                 223,435

   High Yield Bond Trust (5/04).............................   2005        1.067           1.061                  55,179
                                                               2004        0.989           1.067                      --

   Managed Assets Trust (9/04)..............................   2005        1.075           1.096                      --
                                                               2004        1.015           1.075                      --

   Money Market Portfolio (5/02)............................   2005        0.977           0.987                 150,830
                                                               2004        0.986           0.977                 673,304
                                                               2003        0.996           0.986                 855,860
                                                               2002        1.000           0.996                 802,446

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (11/01).........   2005        0.997           1.034                 306,578
                                                               2004        0.960           0.997                 445,049
                                                               2003        0.782           0.960                 443,311
                                                               2002        1.142           0.782                 326,594
                                                               2001        1.000           1.142                  72,644

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/01)..................................................   2005        1.034           1.166                 244,221
                                                               2004        0.973           1.034                 458,633
                                                               2003        0.803           0.973                 483,364

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (continued)..............................................   2002        1.183           0.803                 440,010
                                                               2001        1.000           1.183                  25,673

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.473           1.649               1,914,049
                                                               2004        1.322           1.473               1,965,953
                                                               2003        0.995           1.322               1,577,762
                                                               2002        1.188           0.995                 579,448
                                                               2001        1.000           1.188                  53,009

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.362           1.553               6,908,813
                                                               2004        1.233           1.362               7,498,271
                                                               2003        0.918           1.233               6,289,036
                                                               2002        1.238           0.918               2,672,503
                                                               2001        1.000           1.238                 328,550

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.291           1.341               6,617,005
                                                               2004        1.191           1.291               7,869,519
                                                               2003        0.916           1.191               6,886,746
                                                               2002        1.143           0.916               3,517,428
                                                               2001        1.000           1.143                 483,056

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/02)....   2005        1.377           1.730                  49,971
                                                               2004        1.123           1.377                 102,493
                                                               2003        0.801           1.123                 107,770
                                                               2002        1.000           0.801                  50,280

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.618           1.703                 399,140
                                                               2004        1.255           1.618                 534,356
                                                               2003        0.953           1.255                 420,706
                                                               2002        1.000           0.953                 169,208

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (7/02)...................................................   2005        0.981           1.005                 113,162
                                                               2004        0.951           0.981                 113,107

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (continued)..............................................   2003        0.799           0.951                 229,583
                                                               2002        1.000           0.799                 136,153

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (6/02)............................................   2005        1.063           1.104                 610,789
                                                               2004        0.972           1.063                 811,595
                                                               2003        0.752           0.972                 795,333
                                                               2002        1.000           0.752                 429,565

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.204           1.302                  60,422
                                                               2004        1.074           1.204                  34,482
                                                               2003        1.000           1.074                   5,122

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.202           1.299                 117,915
                                                               2004        1.067           1.202                  26,373
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.144           1.242               1,734,260
                                                               2004        1.035           1.144               1,999,529
                                                               2003        0.842           1.035               1,608,369
                                                               2002        1.000           0.842                 719,789

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.767           2.211                 838,387
                                                               2004        1.444           1.767                 538,483
                                                               2003        1.000           1.444                  73,437

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)..................................................   2005        1.369           1.481               2,258,919
                                                               2004        1.177           1.369               1,963,706
                                                               2003        0.907           1.177               1,293,188
                                                               2002        1.134           0.907                 589,742
                                                               2001        1.000           1.134                  29,133

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   Templeton Growth Securities Fund -- Class 2 Shares (7/02)   2005        1.166           1.246                 439,470
                                                               2004        1.024           1.166                 662,918
                                                               2003        0.789           1.024                 314,762
                                                               2002        1.000           0.789                 130,925

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (10/01)........   2005        1.180           1.208               1,239,450
                                                               2004        1.091           1.180               2,117,905
                                                               2003        0.870           1.091               2,036,010
                                                               2002        1.141           0.870                 903,725
                                                               2001        1.000           1.141                  46,322

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (1/00)....................................   2005        1.113           1.200                  56,448
                                                               2004        1.039           1.113                  65,449
                                                               2003        0.755           1.039                  48,254
                                                               2002        1.000           0.755                   2,659

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (9/02)..........................................   2005        1.085           1.103                  17,623
                                                               2004        1.019           1.085                  19,509
                                                               2003        0.798           1.019                  31,671
                                                               2002        1.000           0.798                  16,195

Janus Aspen Series
   Balanced Portfolio -- Service Shares (8/02)..............   2005        1.082           1.144                 224,786
                                                               2004        1.018           1.082                 232,165
                                                               2003        0.912           1.018                 226,801
                                                               2002        1.000           0.912                 192,627

   Global Life Sciences Portfolio -- Service Shares (9/02)..   2005        1.020           1.125                  12,895
                                                               2004        0.910           1.020                  13,043
                                                               2003        0.734           0.910                  12,999
                                                               2002        1.000           0.734                   2,339

   Global Technology Portfolio -- Service Shares (8/02).....   2005        0.885           0.970                  17,017
                                                               2004        0.897           0.885                 107,994
                                                               2003        0.624           0.897                 111,827
                                                               2002        1.000           0.624                   9,994

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR      YEAR          END OF YEAR           END OF YEAR
--------------                                                   ----  -------------    -------------        ---------------
   Worldwide Growth Portfolio -- Service Shares (8/02)........   2005      0.921           0.955                  37,932
                                                                 2004      0.898           0.921                  70,179
                                                                 2003      0.739           0.898                  71,689
                                                                 2002      1.000           0.739                 102,057

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)...............   2005      1.502           1.534                 237,592
                                                                 2004      1.332           1.502                 247,135
                                                                 2003      1.000           1.332                  80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).........................   2005      1.372           1.391                 395,149
                                                                 2004      1.241           1.372                 374,495
                                                                 2003      1.000           1.241                 244,664

   Mid-Cap Value Portfolio (5/03).............................   2005      1.529           1.625                 961,887
                                                                 2004      1.256           1.529                 710,264
                                                                 2003      1.000           1.256                 316,447

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (9/04)...   2005      1.071           1.111                      --
                                                                 2004      0.987           1.071                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).......   2005      1.117           1.119               1,495,964
                                                                 2004      1.045           1.117               2,231,285
                                                                 2003      1.000           1.045               1,039,141

   Total Return Portfolio -- Administrative Class (10/01).....   2005      1.140           1.146              10,573,072
                                                                 2004      1.107           1.140              14,158,270
                                                                 2003      1.074           1.107              14,489,686
                                                                 2002      1.003           1.074               8,698,076
                                                                 2001      1.000           1.003                 284,980

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (12/01)....................................................   2005      1.167           1.228                  84,952
                                                                 2004      1.105           1.167                 165,358
                                                                 2003      0.853           1.105                 176,949

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (continued)..............................................   2002        1.233           0.853                 126,575
                                                               2001        1.000           1.233                  19,152

   Putnam VT International Equity Fund -- Class IB Shares
   (10/01)..................................................   2005        1.323           1.458                 375,153
                                                               2004        1.160           1.323                 516,700
                                                               2003        0.919           1.160                 603,425
                                                               2002        1.138           0.919                 285,369
                                                               2001        1.000           1.138                  52,475

   Putnam VT Small Cap Value Fund -- Class IB Shares (11/01)   2005        1.783           1.874                 844,247
                                                               2004        1.439           1.783               1,134,138
                                                               2003        0.980           1.439               1,081,087
                                                               2002        1.221           0.980                 712,422
                                                               2001        1.000           1.221                  16,781

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/01)..........................   2005        1.204           1.229               2,575,093
                                                               2004        1.132           1.204               3,132,904
                                                               2003        0.829           1.132               2,830,329
                                                               2002        1.127           0.829               1,972,141
                                                               2001        1.000           1.127                 277,708

   Investors Fund -- Class I (10/01)........................   2005        1.205           1.261               1,173,271
                                                               2004        1.112           1.205               1,380,340
                                                               2003        0.856           1.112                 997,741
                                                               2002        1.134           0.856                 806,373
                                                               2001        1.000           1.134                  76,156

   Large Cap Growth Fund -- Class I (9/02)..................   2005        1.117           1.154                 153,668
                                                               2004        1.132           1.117                 294,225
                                                               2003        0.798           1.132                  90,125
                                                               2002        1.000           0.798                  14,568

   Small Cap Growth Fund -- Class I (11/01).................   2005        1.329           1.369                 983,324
                                                               2004        1.176           1.329               1,076,083
                                                               2003        0.805           1.176               1,094,670

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   Small Cap Growth Fund -- Class I  (continued)............   2002        1.255           0.805                 354,038
                                                               2001        1.000           1.255                   3,283

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)...............   2005        1.196           1.277                 434,982
                                                               2004        1.144           1.196                 595,498
                                                               2003        0.901           1.144                 327,479
                                                               2002        1.206           0.901                  82,566
                                                               2001        1.000           1.206                   3,553

   Convertible Securities Portfolio (6/02)..................   2005        1.211           1.193                 311,252
                                                               2004        1.160           1.211               2,407,328
                                                               2003        0.936           1.160                 639,427
                                                               2002        1.000           0.936                 170,593

   Disciplined Mid Cap Stock Portfolio (6/02)...............   2005        1.191           1.314                 256,661
                                                               2004        1.042           1.191                 266,416
                                                               2003        0.793           1.042                 313,401
                                                               2002        1.000           0.793                  58,105

   Equity Income Portfolio (11/01)..........................   2005        1.326           1.360               2,251,835
                                                               2004        1.229           1.326               2,433,328
                                                               2003        0.955           1.229               1,969,032
                                                               2002        1.130           0.955                 718,818
                                                               2001        1.000           1.130                  27,813

   Federated High Yield Portfolio (8/02)....................   2005        1.291           1.300                 745,362
                                                               2004        1.191           1.291                 991,656
                                                               2003        0.991           1.191                 960,744
                                                               2002        1.000           0.991                  93,591

   Federated Stock Portfolio (9/02).........................   2005        1.064           1.100                  77,154
                                                               2004        0.980           1.064                  79,394
                                                               2003        0.782           0.980                  84,271
                                                               2002        1.000           0.782                  17,425

   Large Cap Portfolio (10/01)..............................   2005        1.103           1.177               1,103,383
                                                               2004        1.055           1.103                 915,748
                                                               2003        0.862           1.055                 794,841

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR      YEAR          END OF YEAR           END OF YEAR
--------------                                                   ----  -------------    -------------        ---------------
   Large Cap Portfolio  (continued)...........................   2002      1.138           0.862                 226,191
                                                                 2001      1.000           1.138                  36,628

   Managed Allocation Series: Aggressive Portfolio (6/05).....   2005      1.045           1.108                      --

   Managed Allocation Series: Conservative Portfolio (5/05)...   2005      1.000           1.019                  86,058

   Managed Allocation Series: Moderate Portfolio (5/05).......   2005      1.000           1.053                  78,054

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05).....................................................   2005      1.017           1.086               3,561,326

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)...........................................   2005      1.011           1.030                      --

   Mercury Large Cap Core Portfolio (12/01)...................   2005      1.145           1.259                 194,233
                                                                 2004      1.006           1.145                 273,915
                                                                 2003      0.846           1.006                 172,694
                                                                 2002      1.151           0.846                 159,360
                                                                 2001      1.000           1.151                     614

   MFS(R) Emerging Growth Portfolio (11/01)...................   2005      1.104           1.070                      --
                                                                 2004      0.997           1.104                 424,267
                                                                 2003      0.787           0.997                 275,657
                                                                 2002      1.219           0.787                 179,610
                                                                 2001      1.000           1.219                   4,324

   MFS(R) Mid Cap Growth Portfolio (6/02).....................   2005      0.827           0.837               1,016,433
                                                                 2004      0.738           0.827                 768,481
                                                                 2003      0.549           0.738                 783,843
                                                                 2002      1.000           0.549                 222,429

   MFS(R) Total Return Portfolio (10/01)......................   2005      1.258           1.271               9,648,193
                                                                 2004      1.150           1.258              10,625,367
                                                                 2003      1.005           1.150               9,375,765
                                                                 2002      1.081           1.005               4,154,038
                                                                 2001      1.000           1.081                 348,528

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   MFS(R) Value Portfolio (5/04)............................   2005        1.119           1.169                 108,277
                                                               2004        0.972           1.119                      --

   Mondrian International Stock Portfolio (8/02)............   2005        1.209           1.300                 424,780
                                                               2004        1.064           1.209                 404,686
                                                               2003        0.843           1.064                 261,140
                                                               2002        1.000           0.843                  35,971

   Pioneer Fund Portfolio (5/03)............................   2005        1.324           1.377                  25,462
                                                               2004        1.213           1.324                  30,145
                                                               2003        1.000           1.213                  22,941

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.000           1.038                     209

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.092           1.112                 176,162
                                                               2004        0.983           1.092                   7,354

   Strategic Equity Portfolio (11/01).......................   2005        1.054           1.056                 738,970
                                                               2004        0.974           1.054                 840,779
                                                               2003        0.749           0.974                 875,861
                                                               2002        1.148           0.749                 654,693
                                                               2001        1.000           1.148                 122,403

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.113                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.005           1.109                      --

   Travelers Quality Bond Portfolio (6/02)..................   2005        1.124           1.121                 760,051
                                                               2004        1.108           1.124               1,333,327
                                                               2003        1.055           1.108               1,212,574
                                                               2002        1.000           1.055                 544,484

   U.S. Government Securities Portfolio (5/04)..............   2005        1.049           1.075                   4,894
                                                               2004        0.984           1.049                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.991           0.996                 453,573
                                                               2004        0.998           0.991                 429,944
                                                               2003        1.000           0.998                 109,660

   Social Awareness Stock Portfolio (3/05)..................   2005        1.080           1.107                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/02).............   2005        1.133           1.158                 784,448
                                                               2004        0.983           1.133               1,107,608
                                                               2003        0.766           0.983               1,094,511
                                                               2002        1.000           0.766                 665,542

   Enterprise Portfolio -- Class II Shares (7/02)...........   2005        0.909           0.963                  66,019
                                                               2004        0.893           0.909                  66,034
                                                               2003        0.723           0.893                  71,388
                                                               2002        1.000           0.723                  78,186

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (6/02)........   2005        1.233           1.412                 537,353
                                                               2004        1.091           1.233                 796,095
                                                               2003        0.867           1.091                 530,106
                                                               2002        1.000           0.867                 290,464

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (7/02).................................................   2005        1.053           1.247                 173,750
                                                               2004        1.059           1.053                 191,175
                                                               2003        0.863           1.059                 189,423
                                                               2002        1.000           0.863                 163,295

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.418           1.643               1,771,018
                                                               2004        1.159           1.418               1,933,959
                                                               2003        0.854           1.159               1,521,044
                                                               2002        1.000           0.854                 558,775

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.55%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.168           1.346                      --
                                                               2004        1.000           1.168                      --

   High Yield Bond Trust (5/04).............................   2005        1.075           1.061                     257
                                                               2004        1.000           1.075                     246

   Managed Assets Trust (9/04)..............................   2005        1.070           1.084                      --
                                                               2004        1.013           1.070                      --

   Money Market Portfolio (5/02)............................   2005        0.993           0.996                      --
                                                               2004        1.000           0.993                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (11/01).........   2005        1.049           1.080                      --
                                                               2004        1.000           1.049                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/01)..................................................   2005        1.057           1.184                      --
                                                               2004        1.000           1.057                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.112           1.237                      --
                                                               2004        1.000           1.112                      --

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.085           1.229                 111,863
                                                               2004        1.000           1.085                     758

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.064           1.097                  20,129
                                                               2004        1.000           1.064                     766

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/02)....   2005        1.285           1.603                      --
                                                               2004        1.000           1.285                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.286           1.344                      --
                                                               2004        1.000           1.286                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (7/02)...................................................   2005        1.021           1.039                      --
                                                               2004        1.000           1.021                      --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (6/02)............................................   2005        1.092           1.127                   6,832
                                                               2004        1.000           1.092                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.116           1.198                      --
                                                               2004        1.000           1.116                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.118           1.200                   7,071
                                                               2004        1.000           1.118                     740

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.099           1.184                  12,050
                                                               2004        1.000           1.099                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.260           1.566                  10,108
                                                               2004        1.000           1.260                  11,772

   Templeton Foreign Securities Fund -- Class 2 Shares

   (11/99)..................................................   2005        1.155           1.240                 106,151
                                                               2004        1.000           1.155                  63,377

   Templeton Growth Securities Fund -- Class 2 Shares (7/02)   2005        1.118           1.187                  59,083
                                                               2004        1.000           1.118                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (10/01)........   2005        1.069           1.086                      --
                                                               2004        1.000           1.069                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (1/00)....................................   2005        1.053           1.128                      --
                                                               2004        1.000           1.053                      --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (9/02)..........................................   2005        1.064           1.075                      --
                                                               2004        1.000           1.064                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (8/02)..............   2005        1.067           1.120                      --
                                                               2004        1.000           1.067                      --

   Global Life Sciences Portfolio -- Service Shares (9/02)..   2005        1.038           1.136                      --
                                                               2004        1.000           1.038                      --

   Global Technology Portfolio -- Service Shares (8/02).....   2005        1.051           1.143                      --
                                                               2004        1.000           1.051                      --

   Worldwide Growth Portfolio -- Service Shares (8/02)......   2005        1.086           1.117                      --
                                                               2004        1.000           1.086                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.125           1.140                  85,885
                                                               2004        1.000           1.125                  64,090

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.098           1.106                   7,639
                                                               2004        1.000           1.098                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.159           1.223                  77,371
                                                               2004        1.000           1.159                  63,332

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (9/04).   2005        1.062           1.094                      --
                                                               2004        0.981           1.062                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.066           1.061                  64,499
                                                               2004        1.000           1.066                  60,172

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   Total Return Portfolio -- Administrative Class (10/01)...   2005        1.043           1.042                     261
                                                               2004        1.000           1.043                     249

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (12/01)..................................................   2005        1.066           1.114                      --
                                                               2004        1.000           1.066                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (10/01)..................................................   2005        1.158           1.266                      --
                                                               2004        1.000           1.158                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (11/01)   2005        1.192           1.243                  16,915
                                                               2004        1.000           1.192                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/01)..........................   2005        1.056           1.071                      --
                                                               2004        1.000           1.056                      --

   Investors Fund -- Class I (10/01)........................   2005        1.078           1.120                      --
                                                               2004        1.000           1.078                      --

   Large Cap Growth Fund -- Class I (9/02)..................   2005        0.990           1.015                      --
                                                               2004        1.000           0.990                      --

   Small Cap Growth Fund -- Class I (11/01).................   2005        1.165           1.191                      --
                                                               2004        1.000           1.165                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)...............   2005        1.053           1.117                      --
                                                               2004        1.000           1.053                      --

   Convertible Securities Portfolio (6/02)..................   2005        1.041           1.019                      --
                                                               2004        1.000           1.041                      --

   Disciplined Mid Cap Stock Portfolio (6/02)...............   2005        1.118           1.225                      --
                                                               2004        1.000           1.118                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   Equity Income Portfolio (11/01)..........................   2005        1.101           1.121                      --
                                                               2004        1.000           1.101                      --

   Federated High Yield Portfolio (8/02)....................   2005        1.077           1.077                      --
                                                               2004        1.000           1.077                      --

   Federated Stock Portfolio (9/02).........................   2005        1.078           1.107                      --
                                                               2004        1.000           1.078                      --

   Large Cap Portfolio (10/01)..............................   2005        1.047           1.110                      --
                                                               2004        1.000           1.047                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.044           1.103                  26,398

   Managed Allocation Series: Conservative Portfolio (5/05).   2005        1.000           1.015                      --

   Managed Allocation Series: Moderate Portfolio (5/05).....   2005        1.000           1.049                      --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.017           1.081                 456,630

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05).........................................   2005        1.010           1.026                      --

   Mercury Large Cap Core Portfolio (12/01).................   2005        1.123           1.227                  79,209
                                                               2004        1.000           1.123                      --

   MFS(R) Emerging Growth Portfolio (11/01).................   2005        1.080           1.047                      --
                                                               2004        1.000           1.080                      --

   MFS(R) Mid Cap Growth Portfolio (6/02)...................   2005        1.072           1.077                      --
                                                               2004        1.000           1.072                      --

   MFS(R) Total Return Portfolio (10/01)....................   2005        1.095           1.099                  82,443
                                                               2004        1.000           1.095                     983

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   MFS(R) Value Portfolio (5/04)............................   2005        1.125           1.168                      --
                                                               2004        1.000           1.125                      --

   Mondrian International Stock Portfolio (8/02)............   2005        1.144           1.221                      --
                                                               2004        1.000           1.144                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.092           1.128                      --
                                                               2004        1.000           1.092                      --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.000           1.034                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.103           1.114                      --
                                                               2004        1.000           1.103                      --

   Strategic Equity Portfolio (11/01).......................   2005        1.097           1.091                      --
                                                               2004        1.000           1.097                      --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.109                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.004           1.104                      --

   Travelers Quality Bond Portfolio (6/02)..................   2005        1.031           1.021                      --
                                                               2004        1.000           1.031                      --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.071           1.090                     252
                                                               2004        1.000           1.071                     242

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.997           0.995                      --
                                                               2004        1.000           0.997                      --

   Social Awareness Stock Portfolio (3/05)..................   2005        1.023           1.093                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/02).............   2005        1.130           1.147                  80,902
                                                               2004        1.000           1.130                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
--------------                                                 ----    -------------    -------------        ---------------
   Enterprise Portfolio -- Class II Shares (7/02)...........   2005        1.036           1.090                      --
                                                               2004        1.000           1.036                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (6/02)........   2005        1.106           1.258                  54,738
                                                               2004        1.000           1.106                      --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (7/02).................................................   2005        1.039           1.222                      --
                                                               2004        1.000           1.039                      --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.226           1.410                  46,585
                                                               2004        1.000           1.226                  19,636

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Federated Stock Portfolio is no longer available to new contract owners.

Fidelity VIP Dynamic Capital Appreciation Portfolio -- Service Class 2 is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Janus Aspen Series Balanced Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Series Global Life Sciences Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Series Worldwide Growth Portfolio -- Service Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Van Kampen LIT Enterprise Portfolio -- Class II Shares is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

            The Insurance Company
            Principal Underwriter
            Distribution and Principal Underwriting Agreement
            Valuation of Assets
            Federal Tax Considerations
            Independent Registered Public Accounting Firm
            Condensed Financial Information
            Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum St., 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.

Name:    ______________________________________

Address: ______________________________________

CHECK BOX:

[  ]  MIC-Book-04-08-81-82-83

[  ]  MLAC-Book-04-08-81-82-83

Book 08                                                              May 1, 2006

               PORTFOLIO ARCHITECT L VARIABLE ANNUITY PROSPECTUS:

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This Prospectus describes PORTFOLIO ARCHITECT L VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life Insurance Company and The Travelers Life and Annuity Company).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:

AMERICAN FUNDS INSURANCE SERIES -- CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES
   Dreyfus Variable Investment Fund -- Appreciation Portfolio
   Dreyfus Variable Investment Fund -- Developing Leaders Portfolio+ FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES -- SERVICE SHARES
   Global Technology Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. -- CLASS I+
   Legg Mason Partners Variable All Cap Portfolio+
   Legg Mason Partners Variable Investors Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Small Cap Growth Portfolio+

LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Aggressive Growth Portfolio -- Class I+ Legg Mason Partners Variable Equity Index Portfolio -- Class II+
   Legg Mason Partners Variable Growth and Income Portfolio -- Class I+ LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Social Awareness Stock Portfolio+
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock Portfolio -- Class A+
   Dreman Small-Cap Value Portfolio -- Class A+
   Federated High Yield Portfolio -- Class A+
   Harris Oakmark International Portfolio -- Class A+
   Janus Capital Appreciation Portfolio -- Class A+
   Legg Mason Partners Managed Assets Portfolio -- Class A+
   Lord Abbett Bond Debenture Portfolio -- Class A+
   Lord Abbett Growth and Income Portfolio -- Class B+
   Lord Abbett Mid-Cap Value Portfolio -- Class B+
   Mercury Large-Cap Core Portfolio -- Class A+
   Met/AIM Capital Appreciation Portfolio -- Class A+
   Met/AIM Small Cap Growth Portfolio -- Class A+
   MFS(R) Value Portfolio -- Class A+
   Neuberger Berman Real Estate Portfolio -- Class A+
   Pioneer Fund Portfolio -- Class A+
   Pioneer Mid-Cap Value Portfolio -- Class A+
   Pioneer Strategic Income Portfolio -- Class A+
   Third Avenue Small Cap Value Portfolio -- Class B+
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio -- Class D+
   BlackRock Bond Income Portfolio -- Class A+
   BlackRock Money Market Portfolio -- Class A+
   FI Large Cap Portfolio -- Class A+
   FI Value Leaders Portfolio -- Class D+
   MFS(R) Total Return Portfolio -- Class F+
   Oppenheimer Global Equity Portfolio -- Class B+
   Western Asset Management High Yield Bond Portfolio -- Class A+ Western Asset Management U.S. Government Portfolio -- Class A+
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
   Real Return Portfolio
   Total Return Portfolio
PUTNAM VARIABLE TRUST -- CLASS IB
   Putnam VT Small Cap Value Fund
VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
   Comstock Portfolio
VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
   VIP Contrafund(R) Portfolio
   VIP Mid Cap Portfolio
METROPOLITAN SERIES FUND, INC. -- ASSET ALLOCATION PORTFOLIOS -- CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+

----------
(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract--The Variable Funding Options" for more information.

*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum St., 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary...........................................     3
Summary............................................     5
Fee Table..........................................     9
Condensed Financial Information....................    16
The Annuity Contract...............................    16
   Contract Owner Inquiries........................    17
   Purchase Payments...............................    17
   Accumulation Units..............................    18
   The Variable Funding Options....................    18
The Fixed Account..................................    24
Charges and Deductions.............................    24
   General.........................................    24
   Withdrawal Charge...............................    25
   Free Withdrawal Allowance.......................    26
   Transfer Charge.................................    26
   Administrative Charges..........................    26
   Mortality and Expense Risk Charge...............    26
   Enhanced Stepped-Up Provision Charge............    27
   Guaranteed Minimum Withdrawal Benefit
    Charge.........................................    27
   Guaranteed Minimum Accumulation Benefit
    Charge.........................................    27
   Variable Liquidity Benefit Charge...............    27
   Variable Funding Option Expenses................    27
   Premium Tax.....................................    27
   Changes in Taxes Based upon Premium
     or Value......................................    27
Transfers..........................................    28
   Market Timing/Excessive Trading.................    28
   Dollar Cost Averaging...........................    30
Access to Your Money...............................    30
   Systematic Withdrawals..........................    31
Ownership Provisions...............................    31
   Types of Ownership..............................    31
     Contract Owner................................    31
     Beneficiary...................................    32
     Annuitant.....................................    32
Death Benefit......................................    32
   Death Proceeds before the Maturity Date.........    32
   Enhanced Stepped-Up Provision...................    35
   Payment of Proceeds.............................    35
   Spousal Contract Continuance....................    37
   Beneficiary Contract Continuance................    37
   Planned Death Benefit...........................    38
   Death Proceeds after Maturity Date..............    38
 Living Benefits...................................    38
   Guaranteed Minimum Withdrawal Benefit...........    38
   Guaranteed Minimum Accumulation Benefit.........    43
The Annuity Period.................................    49
   Maturity Date...................................    49
   Allocation of Annuity...........................    49
   Variable Annuity................................    50
   Fixed Annuity...................................    50
Payment Options....................................    50
   Election of Options.............................    50
   Annuity Options.................................    51
   Variable Liquidity Benefit......................    51
Miscellaneous Contract Provisions..................    51
   Right to Return.................................    51
   Termination.....................................    52
   Required Reports................................    52
   Suspension of Payments..........................    52
The Separate Accounts..............................    52
   Performance Information.........................    53
Federal Tax Considerations.........................    53

   General Taxation of Annuities...................    53
   Types of Contracts: Qualified and Non-
       qualified...................................    54
   Qualified Annuity Contracts.....................    54

     Taxation of Qualified Annuity Contracts.......    54
     Mandatory Distributions for Qualified Plans...    55
   Non-qualified Annuity Contracts.................    56
     Diversification Requirements for
       Variable Annuities..........................    58
     Ownership of the Investments..................    58
     Taxation of Death Benefit Proceeds............    58
   Other Tax Considerations........................    58
     Treatment of Charges for Optional Benefits....    58
     Puerto Rico Tax Considerations................    59
     Non-Resident Aliens...........................    59
Other Information..................................    59
   The Insurance Companies.........................    59
   Financial Statements............................    59
   Distribution of Variable Annuity Contracts......    59
   Conformity with State and Federal Laws..........    61
   Voting Rights...................................    62
   Restrictions on Financial Transactions..........    62

   Legal Proceedings...............................    62
Appendix A: Condensed Financial Information
   for MetLife of CT Separate Account Nine.........   A-1
Appendix B: Condensed Financial Information
   for MetLife of CT Separate Account Ten..........   B-1
Appendix C: The Fixed Account......................   C-1
Appendix D: Contents of the Statement of
   Additional Information..........................   D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                     PORTFOLIO ARCHITECT L VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under Qualified Contracts, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under Non-qualified Contracts, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The Contract is available to owners and Annuitants under age 80 as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.60% for the Deferred Annual Step-Up, 1.70% for the Annual Step-Up and 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than

$40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after four full years. .

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money--Systematic Withdrawals--Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

      - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.........................................      6%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE...........................................    $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE.........................      6%(3)
(As a percentage of the present value of the remaining
Annuity Payments that are surrendered. The interest rate
used to calculate this present value is 1% higher than
the Assumed (Daily) Net Investment Factor used to
calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE......................   $30(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN     WITHDRAWAL CHARGE
------------------------    -------------     -----------------
         0 years               1 year                 6%
         1 year                2 years                5%
         2 years               3 years                4%
         3 years               4 years                3%
        4+ years                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

  YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN      WITHDRAWAL CHARGE
------------------------    -------------      -----------------
         0 years               1 year                 6%
         1 year                2 years                5%
         2 years               3 years                4%
         3 years               4 years                3%
        4+ years                                      0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.60% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                             DEFERRED ANNUAL
                                                              STEP UP DEATH        ANNUAL STEP-UP        ROLL-UP DEATH
                                                           BENEFIT "STANDARD"       DEATH BENEFIT           BENEFIT
                                                           ------------------      --------------        --------------
Mortality and Expense Risk Charge......................           1.60%(5)             1.70%(5)               1.90%(5)
Administrative Expense Charge..........................           0.15%                0.15%                  0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED......................................           1.75%                1.85%                  2.05%
Optional E.S.P. Charge.................................           0.20%                0.20%                  0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. ONLY SELECTED...................................           1.95%                2.05%                  2.25%
Optional GMAB Charge...................................           0.50%                0.50%                  0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMAB ONLY SELECTED.....................................           2.25%                2.35%                  2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMAB SELECTED(6)                                       2.45%                2.55%                  2.75%
Optional GMWB I Charge (maximum upon reset)............           1.00%(7)             1.00%(7)               1.00%(7)
Optional GMWB II Charge (maximum upon reset)...........           1.00%(7)             1.00%(7)               1.00%(7)
Optional GMWB III Charge...............................           0.25%                0.25%                  0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB I ONLY SELECTED...................................           2.75%                2.85%                  3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB II ONLY SELECTED..................................           2.75%                2.85%                  3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB III ONLY SELECTED.................................           2.00%                2.10%                  2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB I SELECTED.............................           2.95%                3.05%                  3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB II SELECTED............................           2.95%                3.05%                  3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB III SELECTED...........................           2.20%                2.30%                  2.50%

--------------
(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc., an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust and an amount equal to the underlying fund expenses that are in excess of 0.59% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust.

(6)   GMAB and GMWB cannot both be elected.

(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                               MINIMUM    MAXIMUM
                                                               -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that
are deducted from Underlying Fund assets, including
management fees, distribution and/or service fees (12b-1)
fees, and other expenses)...................................    0.42%      4.47%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                               SERVICE (12b               TOTAL ANNUAL      WAIVER            ANNUAL
UNDERLYING                      MANAGEMENT          -1)         OTHER      OPERATING    AND/OR EXPENSE       OPERATING
FUND:                               FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT      EXPENSES**
-----------------------------   ----------     ------------    --------   ------------  ---------------     ----------
AMERICAN FUNDS INSURANCE
SERIES -- CLASS 2
   American Funds Global
     Growth Fund*............      0.58%           0.25%        0.04%        0.87%             --              0.87%
   American Funds Growth
     Fund*...................      0.33%           0.25%        0.02%        0.60%             --              0.60%
   American Funds
     Growth-Income Fund*.....      0.28%           0.25%        0.01%        0.54%             --              0.54%
DREYFUS VARIABLE INVESTMENT
   FUND -- INITIAL SHARES
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio..      0.75%             --         0.05%        0.80%             --              0.80%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio...............      0.75%             --         0.06%        0.81%             --              0.81%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   -- CLASS 2
   Templeton Developing
     Markets Securities Fund*      1.24%           0.25%        0.29%        1.78%             --              1.78%
   Templeton Foreign
     Securities Fund*........      0.65%           0.25%        0.17%        1.07%           0.05%             1.02%(1)
JANUS ASPEN SERIES --
   SERVICE SHARES
   Global Life Sciences
     Portfolio*+.............      0.64%           0.25%        0.31%        1.20%             --              1.20%
   Global Technology
     Portfolio*..............      0.64%           0.25%        0.09%        0.98%             --              0.98%
   Worldwide Growth
     Portfolio*+.............      0.60%           0.25%        0.01%        0.86%             --              0.86%(2)
LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement Small
     Cap Portfolio*..........      0.75%           0.25%        0.22%        1.22%             --              1.22%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio -- Class I....      0.75%             --         0.07%        0.82%             --              0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio --
     Class I.................      0.65%             --         0.06%        0.71%             --              0.71%
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio --
     Class I.................      0.75%             --         0.72%        1.47%             --              1.47%(3)
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio --
     Class I.................      0.75%             --         0.22%        0.97%             --              0.97%

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                               SERVICE (12b               TOTAL ANNUAL      WAIVER            ANNUAL
UNDERLYING                      MANAGEMENT          -1)         OTHER      OPERATING    AND/OR EXPENSE       OPERATING
FUND:                               FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT      EXPENSES**
-----------------------------   ----------     ------------    --------   ------------  ---------------     ----------
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio --
     Class I.................      0.75%             --         0.18%        0.93%             --              0.93%(5)
   Legg Mason Partners
     Variable Equity Index
     Portfolio -- Class II*..      0.31%           0.25%        0.03%        0.59%             --              0.59%
   Legg Mason Partners
     Variable Growth and
     Income Portfolio --
     Class I.................      0.65%             --         0.52%        1.17%             --              1.17%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income
     Portfolio*++............      0.55%           0.25%        0.28%        1.08%             --              1.08%(4)
   Legg Mason Partners
     Variable Social
     Awareness Stock
     Portfolio++.............      0.71%             --         0.04%        0.75%             --              0.75%(5)
LORD ABBETT SERIES FUND, INC.
   Growth and Income
     Portfolio -- Class VC+..      0.48%             --         0.41%        0.89%             --              0.89%(15)
   Mid-Cap Value Portfolio
     -- Class VC+............      0.74%             --         0.38%        1.12%             --              1.12%(15)
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap
     Stock Portfolio --
     Class A.................      0.70%             --         0.10%        0.80%             --              0.80%(6)
   Dreman Small-Cap Value
     Portfolio -- Class A....      0.83%             --         3.64%        4.47%           3.37%             1.16%(6)
   Federated High Yield
     Portfolio -- Class A....      0.60%             --         0.21%        0.81%             --              0.81%(6)
   Harris Oakmark
     International Portfolio
     -- Class A..............      0.82%             --         0.13%        0.95%             --              0.95%
   Janus Capital
     Appreciation Portfolio
     -- Class A..............      0.65%             --         0.09%        0.74%             --              0.74%(6)
   Legg Mason Partners
     Managed Assets
     Portfolio -- Class A....      0.50%             --         0.09%        0.59%             --              0.59%(6)
   Lord Abbett Bond
     Debenture Portfolio --
     Class A.................      0.51%             --         0.05%        0.56%             --              0.56%
   Lord Abbett Growth and
     Income Portfolio --
     Class B*................      0.50%           0.25%        0.04%        0.79%             --              0.79%(6)
   Lord Abbett Mid-Cap Value
     Portfolio -- Class B*...      0.68%           0.25%        0.08%        1.01%             --              1.01%
   Mercury Large-Cap Core
     Portfolio -- Class A....      0.78%             --         0.12%        0.90%             --              0.90%(6)
   Met/AIM Capital
     Appreciation Portfolio
     -- Class A..............      0.76%             --         0.05%        0.81%             --              0.81%(6)
   Met/AIM Small Cap Growth
     Portfolio -- Class A....      0.90%             --         0.10%        1.00%             --              1.00%(6)
   MFS(R) Value Portfolio --
     Class A.................      0.73%             --         0.24%        0.97%             --              0.97%(6)
   Neuberger Berman Real
     Estate Portfolio --
     Class A.................      0.67%             --         0.03%        0.70%             --              0.70%
   Pioneer Fund Portfolio --
     Class A.................      0.75%             --         0.28%        1.03%           0.03%             1.00%(6)
   Pioneer Mid-Cap Value
     Portfolio -- Class A....      0.75%             --         2.84%        3.59%           2.59%             1.00%(6)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                               SERVICE (12b               TOTAL ANNUAL      WAIVER            ANNUAL
UNDERLYING                      MANAGEMENT          -1)         OTHER      OPERATING    AND/OR EXPENSE       OPERATING
FUND:                               FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT      EXPENSES**
-----------------------------   ----------     ------------    --------   ------------  ---------------     ----------
   Pioneer Strategic Income        0.73%             --         0.09%        0.82%             --             0.82%(6)
     Portfolio -- Class A....
   Third Avenue Small Cap
     Value Portfolio --
     Class B*................      0.75%           0.25%        0.05%        1.05%             --             1.05%
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Aggressive
     Growth Portfolio --
     Class D*................      0.73%           0.10%        0.06%        0.89%             --             0.89%
   BlackRock Bond Income
     Portfolio -- Class A....      0.40%             --         0.07%        0.47%             --             0.47%(7)
   BlackRock Money Market
     Portfolio -- Class A....      0.35%             --         0.07%        0.42%           0.01%            0.41%(8)
   FI Large Cap Portfolio --
     Class A.................      0.80%             --         0.06%        0.86%             --             0.86%(9)
   FI Value Leaders
     Portfolio -- Class D*...      0.66%           0.10%        0.07%        0.83%             --             0.83%
   MFS(R) Total Return
     Portfolio -- Class F*...      0.57%           0.20%        0.16%        0.93%             --             0.93%(10)
   Oppenheimer Global Equity
     Portfolio -- Class B*...      0.60%           0.25%        0.33%        1.18%             --             1.18%
   T. Rowe Price Large Cap
     Growth Portfolio --
     Class B*+...............      0.60%           0.25%        0.12%        0.97%             --             0.97%(11)
   Western Asset Management
     High Yield Bond
     Portfolio -- Class A....      0.48%             --         0.12%        0.60%             --             0.60%(9)
   Western Asset Management
     U.S. Government
     Portfolio -- Class A....      0.54%             --         0.07%        0.61%             --             0.61%
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio --
     Administrative Class....      0.25%             --         0.41%        0.66%             --             0.66%(12)
   Total Return Portfolio --
     Administrative Class....      0.25%             --         0.40%        0.65%             --             0.65%
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund -- Class
     IB*+....................      0.75%           0.25%        0.18%        1.18%             --             1.18%
   Putnam VT Small Cap Value
     Fund -- Class IB*.......      0.76%           0.25%        0.08%        1.09%             --             1.09%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II*.....................      0.56%           0.25%        0.03%        0.84%             --             0.84%
   Enterprise Portfolio
     Class II*+..............      0.50%           0.25%        0.18%        0.93%             --             0.93%
VARIABLE INSURANCE PRODUCTS
   FUND -- SERVICE CLASS 2
   VIP Contrafund(R)
     Portfolio*..............      0.57%           0.25%        0.09%        0.91%             --             0.91%
   VIP Dynamic Capital
     Appreciation
     Portfolio*+.............      0.57%           0.25%        0.36%        1.18%             --             1.18%
   VIP Mid Cap Portfolio*....      0.57%           0.25%        0.12%        0.94%             --             0.94%

                                                                                                                NET TOTAL
                                                                                                                 ANNUAL
                                                                                                                OPERATING
                                                                                                                 EXPENSES
                                            DISTRIBUTION                           CONTRACTUAL                  INCLUDING
                                               AND/OR                  TOTAL       FEE WAIVER    NET TOTAL         NET
                                              SERVICE                  ANNUAL        AND/OR       ANNUAL       EXPENSES OF
UNDERLYING                      MANAGEMENT    (12b-1)       OTHER    OPERATING       EXPENSE     OPERATING      UNDERLYING
FUND:                              FEE          FEES      EXPENSES    EXPENSES    REIMBURSEMENT  EXPENSES**     PORTFOLIOS
------------------------------  ----------  ------------  --------   ---------   --------------  ----------   --------------
  METROPOLITAN SERIES FUND,
   INC.
  MetLife Conservative
   Allocation Portfolio --
   Class B*...................    0.10%        0.25%        0.95%      1.30%          0.95%          0.35%     0.98%(13)(14)
  MetLife Conservative to
   Moderate Allocation
   Portfolio -- Class B*......    0.10%        0.25%        0.31%      0.66%          0.31%          0.35%     1.00%(13)(14)
  MetLife Moderate Allocation
   Portfolio -- Class B*......    0.10%        0.25%        0.19%      0.54%          0.19%          0.35%     1.04%(13)(14)
  MetLife Moderate to
   Aggressive Allocation
   Portfolio -- Class B*......    0.10%        0.25%        0.24%      0.59%          0.24%          0.35%     1.06%(13)(14)
  MetLife Aggressive
   Allocation Portfolio --
   Class B*...................    0.10%        0.25%        1.66%      2.01%          1.66%          0.35%     1.07%(13)(14)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus, or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+     Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(2) Effective February 1, 2006, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the performance fees are included in the Management Expenses section of the Janus Aspen Series Prospectus with further description in the Portfolio's Statement of Additional Information.

(3) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on October 1, 2005.

(4) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on November 1, 2005.

(5) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on December 1, 2005.

(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Batterymarch Mid-Cap Stock Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Janus Capital Appreciation Portfolio, Legg Mason Partners Variable Managed Assets Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.

(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.

(9) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(10) The Management fee in the table has been restated to reflect a new fee schedule which became effective on May 1, 2006.

(11) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(12) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(13) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

(14) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

(15) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on January 1, 2006.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example do not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies in all Contract Years).

                                             IF CONTRACT IS SURRENDERED AT THE END
                                                               OF                        IF CONTRACT IS NOT SURRENDERED OR
                                                          PERIOD SHOWN:               ANNUITIZED AT THE END OF PERIOD SHOWN**:
                                             ---------------------------------------- ----------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------  ------   -------    -------   --------   ------    -------    -------    --------
Underlying Fund with Maximum Total Annual     1369      2651       3658      6873       769       2251       3658       6873
Operating Expenses.........................
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    973      1530       1901      3891       373       1130       1901       3891

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Portfolio Architect L Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is available to owners and Annuitants age 80 or under as of the Contract Date.

                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
        DEATH BENEFIT/OPTIONAL FEATURE          ANNUITANT ON THE CONTRACT/RIDER DATE
--------------------------------------    -----------------------------------------------
Deferred Annual Step Up Death Benefit                           75
Annual Step Up Death Benefit                                    80
Roll Up Death Benefit                                           75
Enhanced Stepped-Up Provision (E.S.P.)                          75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other
Information--Distribution of Variable Annuity Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9368 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

                FUNDING                                INVESTMENT                             INVESTMENT
                OPTION                                  OBJECTIVE                         ADVISER/SUBADVISER
--------------------------------------     -----------------------------------     -------------------------------
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund       Seeks capital appreciation through      Capital Research and Management
     -- Class 2                            stocks.                                 Company
   American Funds Growth Fund --           Seeks capital appreciation through      Capital Research and Management
     Class 2                               stocks.                                 Company
   American Funds Growth-Income Fund       Seeks both capital appreciation and     Capital Research and Management
     -- Class 2                            income.                                 Company

                FUNDING                                   INVESTMENT                              INVESTMENT
                OPTION                                     OBJECTIVE                           ADVISER/SUBADVISER
--------------------------------------     ---------------------------------------      ---------------------------------
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --     Seeks long-term capital growth               The Dreyfus Corporation
     Appreciation Portfolio -- Initial     consistent                                   Subadviser: Fayez Sarofim & Co.
     Shares                                with the preservation of capital,
                                           with growth of current income as
                                           a secondary objective.
   Dreyfus Variable Investment Fund        Seeks capital growth.                        The Dreyfus Corporation
     -- Developing Leaders Portfolio
     -- Initial Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Templeton Developing Markets            Seeks long-term capital appreciation.        Templeton Asset Management Ltd.
     Securities Fund -- Class 2
   Templeton Foreign Securities Fund       Seeks long-term capital growth.              Templeton Investment Counsel, LLC
     -- Class 2                                                                         Subadviser: Franklin Templeton
                                                                                        Investment Management Limited
JANUS ASPEN SERIES
   Global Life Sciences Portfolio --       Seeks long-term growth of capital.           Janus Capital Management LLC
     Service Shares+
   Global Technology Portfolio --          Seeks long-term capital growth.              Janus Capital Management LLC
     Service Shares
   Worldwide Growth Portfolio --           Seeks long-term growth of capital in a       Janus Capital Management LLC
     Service Shares+                       manner consistent with the preservation
                                           of capital.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.        Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.*
   Legg Mason Partners Variable All        Seeks capital appreciation through           Salomon Brothers Asset Management
     Cap Portfolio -- Class I*             investments.                                 Inc
   Legg Mason Partners Variable            Seeks long-term growth of capital, with      Salomon Brothers Asset Management
     Investors Portfolio -- Class I*       growth of current income as a secondary      Inc
                                           objective.
   Legg Mason Partners Variable Large      Seeks long-term growth of capital.           Salomon Brothers Asset Management
     Cap Growth Portfolio -- Class I*                                                   Inc
   Legg Mason Partners Variable Small      Seeks long-term growth of capital.           Salomon Brothers Asset Management
     Cap Growth Portfolio -- Class I*                                                   Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II*
   Legg Mason Partners Variable            Seeks capital appreciation.                  Salomon Brothers Asset Management
     Aggressive Growth Portfolio --                                                     Inc
     Class I*
   Legg Mason Partners Variable Equity     Seeks investment results that before         TIMCO Asset Management, Inc.
     Index Portfolio -- Class II*          expenses, correspond to the price and
                                           yield performance of the S&P 500 Index.
   Legg Mason Partners Variable Growth     Seeks income and long-term capital           Salomon Brothers Asset Management
     and Income Portfolio -- Class I*      growth.                                      Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.*
   Legg Mason Partners Variable            Seeks to provide high current income and     Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio*     to limit the degree of fluctuation of
                                           its net asset value resulting from
                                           movements in interest rates.
   Legg Mason Partners Variable            Seeks long-term capital appreciation         Smith Barney Fund Management LLC
     Social Awareness Stock Portfolio*     and retention of net investment income.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio --          Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
     Class VC+                             income without excessive fluctuations
                                           in market value.

   Mid-Cap Value Portfolio -- Class VC+    Seeks capital appreciation through           Lord, Abbett & Co. LLC
                                           investments, primarily in equity
                                           securities, which are believed to
                                           be undervalued in the marketplace.


                FUNDING                                   INVESTMENT                                 INVESTMENT
                OPTION                                     OBJECTIVE                             ADVISER/SUBADVISER
----------------------------------------   ------------------------------------------   -------------------------------------
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock              Seeks growth of capital.                     Met Investors Advisory, LLC
     Portfolio -- Class A*                                                              Subadviser: Batterymarch Financial
                                                                                        Management, Inc.
   Dreman Small-Cap Value Portfolio --     Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A*                                                                           Subadviser: Dreman Value
                                                                                        Management L.L.C.
   Federated High Yield Portfolio --       Seeks high current income.                   Met Investors Advisory, LLC
     Class A*                                                                           Subadviser: Federated Investment
                                                                                        Management Company
   Harris Oakmark International            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A*                                                              Subadviser: Harris Associates L.P.
   Janus Capital Appreciation              Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio -- Class A*                                                              Subadviser: Janus Capital
                                                                                        Management LLC
   Legg Mason Partners Managed Assets      Seeks high total return.                     Met Investors Advisory, LLC
     Portfolio -- Class A*                                                              Subadviser: Legg Mason Capital
                                                                                        Management, Inc.
   Lord Abbett Bond Debenture              Seeks high current income and the            Met Investors Advisory, LLC
     Portfolio -- Class A*                 opportunity for capital appreciation to      Subadviser: Lord, Abbett & Co. LLC
                                           produce a high total return.
   Lord Abbett Growth and Income           Seeks growth of capital and current          Met Investors Advisory, LLC
     Portfolio -- Class B*                 income without excessive fluctuations in     Subadviser: Lord, Abbett & Co. LLC
                                           the market value.
   Lord Abbett Mid-Cap Value Portfolio     Seeks capital appreciation through           Met Investors Advisory, LLC
     -- Class B*                           investment, primarily in equity              Subadviser: Lord, Abbett & Co. LLC
                                           securities which are believed to be
                                           undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio --     Seeks long-term capital growth.              Met Investors Advisory, LLC
     Class A*                                                                           Subadviser: Merrill Lynch
                                                                                        Investment
                                                                                        Managers, L.P.
   Met/AIM Capital Appreciation            Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio -- Class A*                                                              Subadviser:  AIM Capital
                                                                                        Management, Inc.
   Met/AIM Small Cap Growth Portfolio      Seeks long-term growth of capital.           Met Investors Advisory, LLC
     -- Class A*                                                                        Subadviser:  AIM Capital
                                                                                        Management, Inc.
   MFS(R) Value Portfolio -- Class A*      Seeks capital appreciation and               Met Investors Advisory, LLC
                                           reasonable income.                           Subadviser: Massachusetts Financial
                                                                                        Services Company.
   Neuberger Berman Real Estate            Seeks to provide total return through        Met Investors Advisory, LLC
     Portfolio -- Class A*                 investment in real estate securities,        Subadviser: Neuberger Berman
                                           emphasizing both capital appreciation        Management, Inc.
                                           and current income.
   Pioneer Fund Portfolio -- Class A*      Seeks reasonable income and capital          Met Investors Advisory, LLC
                                           growth.
                                                                                        Subadviser:PioneerInvestment
                                                                                        Management, Inc.
   Pioneer Mid-Cap Value Portfolio --      Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A*                                                                           Subadviser: Pioneer Investment
                                                                                        Management, Inc.
   Pioneer Strategic Income Portfolio      Seeks a high level of current income.        Met Investors Advisory, LLC
     -- Class A*                                                                        Subadviser: Pioneer Investment
                                                                                        Management, Inc.
   Third Avenue Small Cap Value            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class B*                                                              Subadviser: Third Avenue
                                                                                        Management LLC
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth             Seeks maximum capital appreciation.          MetLife Advisers, LLC
     Portfolio -- Class D*                                                              Subadviser: BlackRock Advisors, Inc.
   BlackRock Bond Income Portfolio --      Seeks competitive total return primarily     MetLife Advisers, LLC
     Class A*                              from investing in fixed-income               Subadviser: BlackRock Advisors, Inc.
                                           securities.

                FUNDING                                   INVESTMENT                                 INVESTMENT
                OPTION                                     OBJECTIVE                             ADVISER/SUBADVISER
----------------------------------------   ------------------------------------------   ------------------------------------
   BlackRock Money Market Portfolio --     Seeks a high level of current income         MetLife Advisers, LLC
     Class A*                              consistent with preservation of capital.     Subadviser: BlackRock Advisors, Inc.
   FI Large Cap Portfolio -- Class A*      Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company
   FI Value Leaders Portfolio --           Seeks long-term growth of capital.           MetLife Advisers, LLC
     Class D*                                                                          Subadviser: Fidelity Management &
                                                                                        Research Company
   MetLife Aggressive Allocation           Seeks growth of capital.                     MetLife Advisers, LLC
     Portfolio -- Class B*
   MetLife Conservative Allocation         Seeks a high level of current income,        MetLife Advisers, LLC
     Portfolio -- Class B*                 with
                                           growth of capital as a secondary
                                           objective.
   MetLife Conservative to Moderate        Seeks high total return in the form of       MetLife Advisers, LLC
     Allocation Portfolio -- Class B*      income and growth of capital, with a
                                           greater emphasis on income.
   MetLife Moderate Allocation             Seeks a balance between a high level of      MetLife Advisers, LLC
     Portfolio -- Class B*                 current income and growth of capital,
                                           with a greater emphasis on growth of
                                           capital.
   MetLife Moderate to Aggressive          Seeks growth of capital.                     MetLife Advisers, LLC
     Allocation Portfolio -- Class B*
   MFS(R) Total Return Portfolio --        Seeks a favorable total return through       MetLife Advisers, LLC
     MetLife Advisers, LLC Class F*        investment in a diversified portfolio.       Subadviser: Massachusetts Financial
                                                                                        Services Company
   Oppenheimer Global Equity Portfolio     Seeks capital appreciation.                  MetLife Advisers, LLC
     -- Class B*                                                                        Subadviser: OppenheimerFunds, Inc.
   T.Rowe Price Large Cap Growth           Seeks long-term growth of capital and,       MetLife
     Advisers Portfolio -- Class B+*       secondarily, dividend income.                Subadviser:
                                                                                        T. Rowe Price
                                                                                        Associates Inc.
   Western Asset Management High Yield     Seeks high current income.                   MetLife Advisers, LLC
     Bond Portfolio -- Class A*                                                         Subadviser: Western Asset
                                                                                        Management Company
   Western Asset Management U.S.           Seeks to maximize total return               MetLife Advisers, LLC
     Government Portfolio -- Class A*      consistent                                   Subadviser: Western Asset
                                           with preservation of capital and             Management Company
                                           maintenance of liquidity.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of  capital and            Company LLC
                                           prudent
                                           investment management.
   Total Return Portfolio --               Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of capital and prudent     Company LLC
                                           investment management.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity Fund     Seeks capital appreciation.                  Putnam Investment Management,
     -- Class IB+                                                                       LLC
   Putnam VT Small Cap Value Fund --       Seeks capital appreciation.                  Putnam Investment Management,
     Class IB                                                                           LLC
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II             Seeks capital growth and income through      Van Kampen Asset Management
                                           investments in equity securities,
                                           including
                                           common stocks, preferred stocks and
                                           securities convertible into common and
                                           preferred stocks.
   Enterprise Portfolio Class II+          Seeks capital appreciation through           Van Kampen Asset Management
                                           investments in securities believed by
                                           the
                                           portfolio's investment adviser to have
                                           above-average potential for capital
                                           appreciation.
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio --          Seeks long-term capital appreciation.        Fidelity Management & Research
     Service Class 2                                                                    Company
   VIP Dynamic Capital Appreciation        Seeks capital appreciation.                  Fidelity Management & Research
     Portfolio -- Service Class 2+                                                      Company
   VIP Mid Cap Portfolio -- Service        Seeks long-term growth of capital.           Fidelity Management & Research
     Class 2                                                                            Company

--------------
+     Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:

UNDERLYING FUND NAME CHANGES

                         FORMER NAME                                                        NEW NAME
---------------------------------------------------------------      ---------------------------------------------------------
GREENWICH STREET SERIES FUND                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Equity Index Portfolio                                              Legg Mason Partners Variable Equity Index Portfolio
   Salomon Brothers Variable Growth & Income Fund                      Legg Mason Partners Variable Growth and Income Value
                                                                          Portfolio
   Salomon Brothers Variable Aggressive Growth Fund                    Legg Mason Partners Variable Aggressive Growth
                                                                       Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                        Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                      Legg Mason Partners Variable Investors Portfolio
   Large Cap Growth Fund                                               Legg Mason Partners Variable Large Cap Growth Portfolio
   Small Cap Growth Fund                                               Legg Mason Partners Variable Small Cap Growth Portfolio
TRAVELERS SERIES FUND INC.                                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                 Legg Mason Partners Variable Adjustable Rate Income
                                                                          Portfolio
   Social Awareness Stock Portfolio                                    Legg Mason Partners Variable Social Awareness Stock
                                                                          Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.


                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
-----------------------------------------------------------------    ------------------------------------------------------
--                                                                   MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                              Janus Capital Appreciation Portfolio
--                                                                   METROPOLITAN SERIES FUND, INC.
HIGH YIELD BOND TRUST                                                  Western Asset Management High Yield Bond Portfolio
--                                                                   MET INVESTORS SERIES TRUST
MANAGED ASSETS TRUST                                                   Legg Mason Partners Managed Assets Portfolio
--                                                                   METROPOLITAN SERIES FUND, INC.
MONEY MARKET PORTFOLIO                                                 BlackRock Money Market Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
   AIM Capital Appreciation Portfolio                                  MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
   Convertible Securities Portfolio                                    Lord Abbett Bond Debenture Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
   Disciplined Mid Cap Stock Portfolio                                 Batterymarch Mid-Cap Stock Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
   Equity Income Portfolio                                             FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
   Federated High Yield Portfolio                                      Federated High Yield Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
   Federated Stock Portfolio                                           Lord Abbett Growth and Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
   Large Cap Portfolio                                                 FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Conservative Portfolio                   MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate-Conservative Portfolio          MetLife Conservative to Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate Portfolio                       MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate-Aggressive Portfolio            MetLife Moderate to Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Aggressive Portfolio                     MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
   Mercury Large Cap Core Portfolio                                    Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
   MFS(R) Mid Cap Growth Portfolio                                     BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
   MFS(R) Total Return Portfolio                                       MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
   MFS(R) Value Portfolio                                              MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
   Mondrian International Stock Portfolio                              Harris Oakmark International Portfolio

                FORMER UNDERLYING FUND                                                        NEW UNDERLYING FUND
------------------------------------------------------------                ------------------------------------------------------
TRAVELERS SERIES TRUST                                                      MET INVESTORS SERIES TRUST
    Pioneer Fund Portfolio                                                      Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                                      MET INVESTORS SERIES TRUST
    Pioneer Mid-Cap Value Portfolio                                             Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                                      MET INVESTORS SERIES TRUST
    Pioneer Strategic Income Portfolio                                          Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                                      METROPOLITAN SERIES FUND, INC.
    Strategic Equity Portfolio                                                  FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                                      MET INVESTORS SERIES TRUST
    Style Focus Series: Small Cap Growth Portfolio                              MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                                      MET INVESTORS SERIES TRUST
    Style Focus Series: Small Cap Value Portfolio                               Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                                      METROPOLITAN SERIES FUND, INC.
    Travelers Quality Bond Portfolio                                            BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                                      METROPOLITAN SERIES FUND, INC.
    U.S. Government Securities Portfolio                                        Western Asset Management U.S. Government Portfolio

UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.

                FORMER UNDERLYING FUND                                                        NEW UNDERLYING FUND
------------------------------------------------------------                ------------------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                            METROPOLITAN SERIES FUND, INC.
    AllianceBernstein Large Cap Growth Portfolio                               T. Rowe Price Large Cap Growth
DELAWARE VIP TRUST                                                          MET INVESTORS SERIES TRUST
    Delaware VIP REIT Series                                                   Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                                              METROPOLITAN SERIES FUND, INC.
    Mercury Global Allocation V.I. Portfolio                                   Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                                              MET INVESTORS SERIES TRUST
    Mercury Value Opportunities V.I. Fund                                      Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                                                MET INVESTORS SERIES TRUST
    Mutual Shares Securities Fund                                              Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                                                METROPOLITAN SERIES FUND, INC.
    Templeton Growth Securities Fund                                           Oppenheimer Global Equity Portfolio
JANUS ASPEN SERIES                                                          METROPOLITAN SERIES FUND, INC.
    Janus Aspen Balanced Portfolio                                             MFS(R) Total Return Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                          MET INVESTORS SERIES TRUST
    Oppenheimer Main Street Fund/VA                                            Lord Abbett Growth and Income Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit that is paid on the first death of the Contract Owner(s) or Annuitant

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     -    administration of the annuity options available under the Contracts

     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your sales agent

     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract Value

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:


          YEARS SINCE PURCHASE
              PAYMENT MADE
-------------------------------------
GREATER THAN OR EQUAL                   WITHDRAWAL
         TO             BUT LESS THAN     CHARGE
---------------------   -------------   ----------
       0 years             1 year           6%
       1 year              2 years          5%
       2 years             3 years          4%
       3 years             4 years          3%
      4+ years                              0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a)  any Purchase Payment to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     -    if a lifetime annuity payout has begun

     -    under the Managed Distribution Program, or

     - if you elect Annuity Payments for a fixed period of at least five years.

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will add the amount of the applicable taxes and charges to your requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds

     (2)  after an annuity payout has begun, or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Deferred Annual Step-Up Death Benefit the M&E charge is 1.60% annually. If you choose the Annual Step-Up Death Benefit the M&E charge is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E charge is 1.90%. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected (available during the annuitization phase only), there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


       YEARS SINCE INITIAL PURCHASE
               PAYMENT MADE
-------------------------------------
GREATER THAN OR EQUAL                   WITHDRAWAL
          TO            BUT LESS THAN     CHARGE
---------------------   -------------   ----------
       0 years             1 year           6%
       1 year              2 years          5%
       2 years             3 years          4%
       3 years             4 years          3%
      4 +years                              0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your

Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Dreyfus Variable Investment Fund -- Developing Leaders Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Series -- Global Technology Portfolio, Janus Aspen Series -- Worldwide Growth Portfolio, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Western Asset Management High Yield Bond Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

     - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program (we may not always offer all of these Programs). The Programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all

Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the business day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender

Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, Annuitants, and beneficiaries, and consult your agent if you have any questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2)  your Adjusted Purchase Payment (see below) or*

     (3)  the Step-Up Value (if any, as described below)

ANNUAL STEP-UP DEATH BENEFIT

(ONLY DEATH BENEFIT OPTION AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2)  your Adjusted Purchase Payment (see below) or*

     (3)  the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

If the Annuitant dies before age 80, the        -  the Contract Value on the Death Report Date;

death benefit will be the greatest of:          -  your adjusted Purchase Payment (see below)*;

                                                -  the Step-Up Value, if any, as described below

                                                -  the Roll-Up Death Benefit Value (as described below)

If the Annuitant dies on or after age 80,       -  the Contract Value on the Death Report Date;

the death benefit will be the greatest of:      -  your adjusted Purchase Payment (see below) or*

                                                -  the Step-Up Value, if any, as described below, or

                                                -  the Roll-Up Death Benefit Value (as described below)
                                                   on the Annuitant's 80th birthday, plus any additional
                                                   Purchase Payments and minus any partial surrender
                                                   reductions (as described below) that occur after the
                                                   Annuitant's 80th birthday.

--------------
* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR DEFERRED ANNUAL STEP-UP DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the fourth Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below.

The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the fourth Contract Date Anniversary, there is no Step-Up Value.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)   is any Purchase Payment made during the previous Contract Year

     c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

--------------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

     50,000 X (10,000/55,000) = 9,090

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000 -- 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

     50,000 X (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000 -- 16,666, or $33,334.

If you have elected GMWB, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable Partial Surrender Reduction, the Partial Surrender Reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your Contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

     50,000 X (10,000/55,000) = $9,090

You new modified Purchase Payment would be 50,000 -- 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

     50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                     MANDATORY
   BEFORE THE MATURITY DATE,        THE COMPANY WILL                                               PAYOUT RULES
     UPON THE DEATH OF THE         PAY THE PROCEEDS TO:      UNLESS. . .                              APPLY*
-------------------------------    -----------------------   ---------------------------------   -----------------
OWNER (WHO IS NOT THE ANNUITANT)   The beneficiary (ies),    Unless the beneficiary elects to     Yes
(WITH NO JOINT OWNER)              or if none, to the        continue the Contract rather than
                                   Contract Owner's estate.  receive the distribution.


OWNER (WHO IS THE ANNUITANT)       The beneficiary (ies),    Unless the beneficiary elects to     Yes
 (WITH NO JOINT OWNER)             or if none, to the        continue the Contract rather
                                   Contract Owner's          than receive the distribution.
                                   estate.

NON-SPOUSAL JOINT OWNER            The surviving joint                                            Yes
(WHO IS NOT THE ANNUITANT)         owner.

NON-SPOUSAL JOINT OWNER            The beneficiary (ies),    Unless the beneficiary elects        Yes
(WHO IS THE ANNUITANT)             or if none, to the        to continue the Contract rather
                                   surviving joint owner.    than receive a distribution.

SPOUSAL JOINT OWNER                The surviving joint .     Unless the spouse elects to          Yes
(WHO IS THE ANNUITANT)             owner                     continue the Contract.

SPOUSAL JOINT OWNER                The beneficiary (ies),    Unless the spouse elects to          Yes
(WHO IS NOT THE ANNUITANT)         or if none, to the        continue the Contract
                                   surviving joint owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay the
                                                             beneficiary.

ANNUITANT (WHO IS NOT              The beneficiary (ies),    Unless the beneficiary elects to     Yes
THE CONTRACT OWNER)                or if none, to the        continue the Contract rather
                                   Contract Owner's estate.  than receive a distribution.

                                                             But, if there is a Contingent
                                                             Annuitant, then the Contingent
                                                             Annuitant becomes the Annuitant
                                                             and the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid upon
                                                             the death of the Contingent
                                                             Annuitant or owner.

ANNUITANT (WHO IS                  See death of "owner                                            Yes
THE CONTRACT OWNER)                who is the Annuitant"
                                   above.

ANNUITANT (WHERE OWNER             The beneficiary (ies),                                         Yes (Death of
IS NON-NATURAL ENTITY/TRUST)       or if none, to the
                                   Contract Owner.                                                Annuitant is
                                                                                                  treated as death
                                                                                                  of the owner in
                                                                                                  these
                                                                                                  circumstances.)

CONTINGENT ANNUITANT               No death proceeds are                                          N/A
(ASSUMING ANNUITANT IS STILL       payable; Contract
ALIVE)                             continues.

BENEFICIARY                        No death proceeds are                                          N/A
                                   payable; Contract
                                   continues.

CONTINGENT BENEFICIARY             No death proceeds are                                          N/A
                                   payable; Contract
                                   continues.

                               QUALIFIED CONTRACTS

                                                                                                 MANDATORY
BEFORE THE MATURITY DATE,       THE COMPANY WILL                                               PAYOUT RULES
  UPON THE DEATH OF THE       PAY THE PROCEEDS TO:        UNLESS. . .                             APPLY*
-------------------------    -------------------------    ---------------------------------    ------------
OWNER/ANNUITANT              The beneficiary (ies), or    Unless the beneficiary elects to
                             if none, to the Contract     continue the Contract rather than
                             Owner's estate.              receive a distribution.              Yes

BENEFICIARY                  No death proceeds are
                             payable; Contract
                             continues.                                                        N/A

CONTINGENT BENEFICIARY       No death proceeds are
                             payable; Contract
                             continues.                                                        N/A

-----------
* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSEIS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract

Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:                   GMWB I                                GMWB II                          GMWB III
                               Principal                              Principal                         Principal
ALSO CALLED:                   Guarantee                              Guarantee                         Guarantee
--------------    ------------------------------------    ---------------------------------    --------------------------
AVAILABILITY:       Not available for purchase on or            Available on or after             Available on or after
                  after March 21, 2005, unless GMWB II    March 21, 2005 if approved in your   March 21, 2005 if approved
                     is not approved in your state                      state                         in your state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                            GMWB I          GMWB II       GMWB III
                                                                          ----------      ----------     ----------
If you make your first withdrawal BEFORE the 3rd anniversary after you
   purchase GMWB:                                                         5% of RBB        5% of RBB     5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary after you
   purchase GMWB:                                                         10% of RBB      10% of RBB     5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                ASSUMES 10% GAIN ON INVESTMENT                       ASSUMES 10% LOSS ON INVESTMENT
                                ------------------------------                       ------------------------------
                         CONTRACT                                              CONTRACT
                           VALUE           RBB              AWB (5%)             VALUE             RBB                AWB (5%)
                         --------   ------------------   -----------------    ---------    -----------------   --------------------
VALUES AS OF
INITIAL GMWB PURCHASE    $100,000        $100,000             $5,000           $100,000         $100,000              $5,000

IMMEDIATELY PRIOR TO     $110,000        $100,000             $5,000           $90,000          $100,000              $5,000
WITHDRAWAL

PARTIAL WITHDRAWAL         N/A           (100,000          [5,000 x (1-          N/A            (100,000             [5,000 x
REDUCTION (PWR)                     x 10,000/110,000)=   90,000/100,000)]=                 x 10,000/90,000)=   (1-88,889/100,000)]=
                                           9,091                500                             $11,111                $556

GREATER OF PWR OR THE                     $10,000                                               $11,111
DOLLAR AMOUNT OF THE
WITHDRAWAL                            (10,000>9,091)                                        (11,111>10,000)

CHANGE IN VALUE DUE      $10,000          $10,000              $500            $10,000          $11,111                $556
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)

VALUE IMMEDIATELY        $100,000         $90,000             $4,500           $80,000          $88,889               $4,444
AFTER WITHDRAWAL

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                ASSUMES 10% GAIN ON INVESTMENT                       ASSUMES 10% LOSS ON INVESTMENT
                                ------------------------------                       ------------------------------
                         CONTRACT                                              CONTRACT
                           VALUE            RBB             AWB (5%)             VALUE             RBB                AWB (5%)
                         --------   -------------------  -----------------    ---------   -------------------   -------------------
VALUES AS OF
INITIAL GMWB PURCHASE    $100,000        $100,000             $5,000          $100,000          $100,000              $5,000

IMMEDIATELY PRIOR TO
WITHDRAWAL               $110,000        $100,000             $5,000          $90,000           $100,000              $5,000

IMMEDIATELY AFTER
WITHDRAWAL               $100,000         $90,909             $4,545          $80,000            $88,889              $4,444

                                    [100,000 - (100,000       [(5,000                     [100,000 - (100,000       [5,000 x
                                     x10,000/110,000)]   x90,909/100,000)]                  x10,000/90,000)]    (88,889/100,000)]
CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)               $10,000          $9,091               $455           $10,000            $11,111               $556

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                  -     a qualified retirement plan (Code Section 401),

                  -     a tax-sheltered annuity (Code Section 403(b)),

                  -     an individual retirement account (Code Sections 408(a)),

                  - an individual retirement annuity (Code Section 408(b)), or

                  -     a qualified deferred compensation plan (Code Section
                        457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.

                                                          GMWB I                    GMWB II                  GMWB III
                                                          ------                    -------                  --------
Current Annual Charge.............................         0.40%                     0.50%                    0.25%
Maximum Annual Charge After a Reset...............         1.00%                     1.00%                     N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                         GMWB I                          GMWB II                         GMWB III
                             ------------------------------   -----------------------------    ----------------------------
  AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                                 before 3rd anniversary           before 3rd anniversary
                             10% of RBB if first withdrawal        10% of RBB if first
                                  after 3rd anniversary            withdrawal after 3rd
                                                                       anniversary

                                         GMWB I                          GMWB II                         GMWB III
                             ------------------------------   -----------------------------    ----------------------------
  ANNUAL CHARGE                           0.40%                           0.50%                           0.25%
  RESET                                    Yes                             Yes                              No
  CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                               anniversary of GMWB purchase    anniversary of GMWB purchase
  INVESTMENT RESTRICTIONS                  No                              Yes                             Yes
  WAIVER OF RECALCULATION                  No                              Yes                             Yes
  OF AWB FOR DISTRIBUTIONS
  FROM TAX-QUALIFIED PLANS

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

      - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.

      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                          EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                     --------------------------------------------------    -------------------------------------------------
                                             BASE                                                 BASE
                                          CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT        BENEFIT BASE
                      --------------      -----------     ------------     --------------      -----------     -------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      Not Applicable      $100,000           $100,000       Not Applicable
VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000         $ 85,000           $100,000          $100,000
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                              $      0(1)                       $ 15,000(2)

 (1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

 (2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

              EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON
                            BASE CALCULATION AMOUNT

                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                      ------------------------------------------------     -------------------------------------------------
                                                              BASE                                                  BASE
                                           PURCHASE        CALCULATION                          PURCHASE        CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
                      --------------    --------------     -----------     --------------    --------------     -----------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                                                      ASSUMING INCREASING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                               CONTRACT     BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
                              ---------     ----------------    ------------------    -----------------    ------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $ 90,000              $10,000               $8,696               $10,000

                                                            ASSUMING DECLINING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
                              ---------     ----------------    ------------------    -----------------    ------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $ 85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $ 75,000          $ 88,235              $10,000              $11,765               $11,765

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contact Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.

      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Class B Subaccounts that are currently offered under the Contract. The remaining Subaccounts are classified as Class A.

    CLASS B SUBACCOUNTS/UNDERLYING FUNDS
    LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
       Legg Mason Partners Variable Adjustable Rate Income
         Portfolio
    MET INVESTORS SERIES TRUST
       Federated High Yield Portfolio

       Pioneer Strategic Income Portfolio
    METROPOLITAN SERIES FUND, INC.
       BlackRock Money Market Portfolio
       BlackRock Bond Income Portfolio
       Western Asset Management U.S. Government Portfolio
       Western Asset Management High Yield Bond Portfolio
    PIMCO VARIABLE INSURANCE TRUST
       Real Return Portfolio
       Total Return Portfolio

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

- Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

- If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

- Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

- If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number

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of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each

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funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person.

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You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected (see Variable Liquidity Benefit below).

Option 6 -- Other Annuity Options -- We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

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REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Accounts) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

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We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

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STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts,

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including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be

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effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on

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Purchase Payments, but you will not be taxed on increases in the value of your
Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludable from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      -     a non-taxable return of your purchase payment; or

      -     a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.

The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities

Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a `gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.121           1.302             36,894
                                                               2004        0.954           1.121             20,151
                                                               2003        0.777           0.954             14,371
                                                               2002        1.000           0.777                 --

   High Yield Bond Trust (5/04).............................   2005        1.067           1.063             20,761
                                                               2004        1.000           1.067              7,175

   Managed Assets Trust (5/04)..............................   2005        1.076           1.098             11,212
                                                               2004        1.000           1.076             14,156

   Money Market Portfolio (3/02)............................   2005        0.980           0.991             14,838
                                                               2004        0.987           0.980             20,771
                                                               2003        0.997           0.987                 --
                                                               2002        1.000           0.997                 --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        0.776           0.876              2,359
                                                               2004        0.729           0.776              2,370
                                                               2003        0.601           0.729              2,374
                                                               2002        0.885           0.601                 --
                                                               2001        1.000           0.885                 --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.110           1.244            189,172
                                                               2004        0.995           1.110             86,407
                                                               2003        0.749           0.995                 --
                                                               2002        0.893           0.749                 --
                                                               2001        1.000           0.893                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Growth Fund -- Class 2 Shares (2/00).....................   2005        0.961           1.097            318,044
                                                               2004        0.869           0.961            142,633
                                                               2003        0.647           0.869                939
                                                               2002        0.871           0.647                 --
                                                               2001        1.000           0.871                 --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.084           1.127            484,514
                                                               2004        0.999           1.084            471,293
                                                               2003        0.768           0.999                 --
                                                               2002        0.957           0.768                 --
                                                               2001        1.000           0.957                 --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.623           1.709             82,644
                                                               2004        1.257           1.623             59,655
                                                               2003        0.954           1.257             21,110
                                                               2002        1.000           0.954                 --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        0.983           1.009             57,547
                                                               2004        0.953           0.983             47,720
                                                               2003        0.800           0.953              9,791
                                                               2002        1.000           0.800                 --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.066           1.108             86,036
                                                               2004        0.974           1.066             43,035
                                                               2003        0.753           0.974                 --
                                                               2002        1.000           0.753                 --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.205           1.305             14,627
                                                               2004        1.074           1.205                 --
                                                               2003        1.000           1.074                 --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.203           1.302              4,729
                                                               2004        1.067           1.203                 --
                                                               2003        1.000           1.067                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.147           1.246             89,615
                                                               2004        1.036           1.147             60,112
                                                               2003        0.843           1.036                 --
                                                               2002        1.000           0.843                 --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.770           2.217             60,250
                                                               2004        1.444           1.770             12,110
                                                               2003        1.000           1.444              1,599

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.082           1.172             17,880
                                                               2004        0.929           1.082                 --
                                                               2003        0.715           0.929                 --
                                                               2002        0.894           0.715                 --
                                                               2001        1.000           0.894                 --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2005        1.169           1.251            127,988
                                                               2004        1.026           1.169             71,930
                                                               2003        0.790           1.026                 --
                                                               2002        1.000           0.790                 --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        0.946           0.969            283,227
                                                               2004        0.873           0.946            169,018
                                                               2003        0.695           0.873             46,366
                                                               2002        0.912           0.695                 --
                                                               2001        1.000           0.912                 --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.116           1.205             86,829
                                                               2004        1.041           1.116             79,033
                                                               2003        0.756           1.041                 --
                                                               2002        1.000           0.756                 --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.087           1.107              6,345
                                                               2004        1.021           1.087              6,486

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares  (continued)....................................   2003        0.798           1.021              1,109
                                                               2002        1.000           0.798                 --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.085           1.148                 --
                                                               2004        1.020           1.085                 --
                                                               2003        0.913           1.020                 --
                                                               2002        1.000           0.913                 --

   Global Life Sciences Portfolio -- Service Shares (3/02)..   2005        1.023           1.129                 --
                                                               2004        0.911           1.023                 --
                                                               2003        0.735           0.911                 --
                                                               2002        1.000           0.735                 --

   Global Technology Portfolio -- Service Shares (3/02).....   2005        0.888           0.973                 --
                                                               2004        0.898           0.888                 --
                                                               2003        0.624           0.898                 --
                                                               2002        1.000           0.624                 --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        0.924           0.958             39,609
                                                               2004        0.899           0.924             26,988
                                                               2003        0.740           0.899             15,086
                                                               2002        1.000           0.740                 --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.505           1.538             35,017
                                                               2004        1.333           1.505             32,700
                                                               2003        1.000           1.333              4,014

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.374           1.394             53,274
                                                               2004        1.242           1.374             31,692
                                                               2003        1.000           1.242              5,319

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.532           1.629             66,229
                                                               2004        1.257           1.532             49,838
                                                               2003        1.000           1.257              5,215

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04)..  2005        1.071           1.113              4,369
                                                               2004        1.000           1.071              2,000

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005        1.119           1.122            225,080
                                                               2004        1.045           1.119            230,481
                                                               2003        1.000           1.045                 --

   Total Return Portfolio -- Administrative Class (5/01).....  2005        1.187           1.195            160,259
                                                               2004        1.151           1.187             69,698
                                                               2003        1.115           1.151                 --
                                                               2002        1.041           1.115                 --
                                                               2001        1.000           1.041                 --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005        1.046           1.153                 --
                                                               2004        0.916           1.046                 --
                                                               2003        0.725           0.916                 --
                                                               2002        0.897           0.725                 --
                                                               2001        1.000           0.897                 --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2005        1.507           1.585             55,446
                                                               2004        1.215           1.507              8,394
                                                               2003        0.826           1.215                 --
                                                               2002        1.029           0.826                 --
                                                               2001        1.000           1.029                 --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)............................  2005        1.006           1.029             91,691
                                                               2004        0.946           1.006             69,554
                                                               2003        0.692           0.946                867
                                                               2002        0.940           0.692                 --
                                                               2001        1.000           0.940                 --

   Investors Fund -- Class I (1/01)..........................  2005        0.991           1.038             12,123
                                                               2004        0.914           0.991             11,028
                                                               2003        0.703           0.914                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Investors Fund -- Class I  (continued)...................   2002        0.929           0.703                 --
                                                               2001        1.000           0.929                 --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.120           1.158             72,253
                                                               2004        1.134           1.120             43,196
                                                               2003        0.799           1.134             19,756
                                                               2002        1.000           0.799                 --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        0.990           1.021             47,768
                                                               2004        0.875           0.990             19,847
                                                               2003        0.598           0.875              3,414
                                                               2002        0.933           0.598                 --
                                                               2001        1.000           0.933                 --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.877           0.938             19,283
                                                               2004        0.838           0.877             12,441
                                                               2003        0.660           0.838                 --
                                                               2002        0.882           0.660                 --
                                                               2001        1.000           0.882                 --

   Convertible Securities Portfolio (3/02)..................   2005        1.214           1.197            210,951
                                                               2004        1.162           1.214            304,688
                                                               2003        0.937           1.162                960
                                                               2002        1.000           0.937                 --

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2005        1.194           1.319             27,733
                                                               2004        1.043           1.194             10,427
                                                               2003        0.794           1.043                 --
                                                               2002        1.000           0.794                 --

   Equity Income Portfolio (10/00)..........................   2005        1.102           1.132            117,232
                                                               2004        1.021           1.102            217,227
                                                               2003        0.792           1.021              1,123
                                                               2002        0.936           0.792                 --
                                                               2001        1.000           0.936                 --

   Federated High Yield Portfolio (3/02)....................   2005        1.294           1.304            110,378
                                                               2004        1.193           1.294             63,731
                                                               2003        0.992           1.193                 --
                                                               2002        1.000           0.992                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Federated Stock Portfolio (3/02).........................      2005        1.066           1.104              4,791
                                                               2004        0.982           1.066            135,468
                                                               2003        0.783           0.982                 --
                                                               2002        1.000           0.783                 --

Large Cap Portfolio (6/00)...............................      2005        0.856           0.914             27,487
                                                               2004        0.818           0.856             24,729
                                                               2003        0.668           0.818             24,729
                                                               2002        0.880           0.668                 --
                                                               2001        1.000           0.880                 --

Managed Allocation Series: Aggressive Portfolio (5/05)...      2005        1.000           1.109                 --

Managed Allocation Series: Conservative Portfolio (7/05).      2005        1.007           1.020                 --

Managed Allocation Series: Moderate Portfolio (6/05).....      2005        1.008           1.054             24,396

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.000           1.087             67,304

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.030              6,911

Mercury Large Cap Core Portfolio (6/00)..................      2005        0.861           0.948             24,001
                                                               2004        0.756           0.861              4,740
                                                               2003        0.635           0.756                 --
                                                               2002        0.863           0.635                 --
                                                               2001        1.000           0.863                 --

MFS(R) Emerging Growth Portfolio (2/00)..................      2005        0.759           0.736                 --
                                                               2004        0.685           0.759             14,735
                                                               2003        0.540           0.685              4,808
                                                               2002        0.835           0.540                 --
                                                               2001        1.000           0.835                 --

MFS(R) Mid Cap Growth Portfolio (3/02)...................      2005        0.829           0.840             36,089
                                                               2004        0.740           0.829             18,766
                                                               2003        0.549           0.740              1,104
                                                               2002        1.000           0.549                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
MFS(R) Total Return Portfolio (7/00).....................      2005        1.137           1.150            280,001
                                                               2004        1.038           1.137            366,021
                                                               2003        0.906           1.038              4,840
                                                               2002        0.973           0.906                 --
                                                               2001        1.000           0.973                 --

MFS(R) Value Portfolio (5/04)............................      2005        1.120           1.171             40,963
                                                               2004        1.000           1.120             29,551

Mondrian International Stock Portfolio (3/02)............      2005        1.212           1.305             14,258
                                                               2004        1.066           1.212                 --
                                                               2003        0.843           1.066                 --
                                                               2002        1.000           0.843                 --

Pioneer Fund Portfolio (5/03)............................      2005        1.326           1.381             18,377
                                                               2004        1.214           1.326             17,677
                                                               2003        1.000           1.214                 --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.036           1.039              3,410

Pioneer Strategic Income Portfolio (5/04)................      2005        1.093           1.114             22,766
                                                               2004        1.000           1.093                 --

Strategic Equity Portfolio (6/00)........................      2005        0.782           0.784             19,848
                                                               2004        0.722           0.782             19,856
                                                               2003        0.554           0.722              1,584
                                                               2002        0.849           0.554                 --
                                                               2001        1.000           0.849                 --

Style Focus Series: Small Cap Growth Portfolio (6/05)....      2005        1.027           1.114                 --

Style Focus Series: Small Cap Value Portfolio (5/05).....      2005        1.000           1.110                 --

Travelers Quality Bond Portfolio (3/02)..................      2005        1.127           1.126            232,922
                                                               2004        1.110           1.127            213,616
                                                               2003        1.056           1.110                 --
                                                               2002        1.000           1.056                 --

U.S. Government Securities Portfolio (5/04)..............      2005        1.050           1.076             10,989
                                                               2004        1.000           1.050              2,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.992           0.998             34,886
                                                               2004        0.998           0.992             12,693
                                                               2003        1.000           0.998                 --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.081           1.109                 --
                                                               2004        1.000           1.081              3,000

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.136           1.162             72,327
                                                               2004        0.985           1.136             37,765
                                                               2003        0.766           0.985                 --
                                                               2002        1.000           0.766                 --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        0.912           0.967                 --
                                                               2004        0.894           0.912                 --
                                                               2003        0.724           0.894                 --
                                                               2002        1.000           0.724                 --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (3/02)..........  2005        1.237           1.418            110,785
                                                               2004        1.093           1.237             64,992
                                                               2003        0.867           1.093                 --
                                                               2002        1.000           0.867                 --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/02).................................................   2005        1.055           1.252                 --
                                                               2004        1.061           1.055                 --
                                                               2003        0.864           1.061                 --
                                                               2002        1.000           0.864                 --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.422           1.650            164,487
                                                               2004        1.161           1.422            102,705
                                                               2003        0.855           1.161                710
                                                               2002        1.000           0.855                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.75%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.167           1.342             21,166
                                                               2004        1.000           1.167                 --

   High Yield Bond Trust (5/04).............................   2005        1.073           1.058                 --
                                                               2004        1.000           1.073                 --

   Managed Assets Trust (5/04)..............................   2005        1.069           1.080                 --
                                                               2004        1.000           1.069                 --

   Money Market Portfolio (3/02)............................   2005        0.992           0.993             12,874
                                                               2004        1.000           0.992                 --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.056           1.180                 --
                                                               2004        1.000           1.056                 --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.111           1.233                 --
                                                               2004        1.000           1.111                 --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.083           1.225                 --
                                                               2004        1.000           1.083                 --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.063           1.094              3,617
                                                               2004        1.000           1.063                 --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.285           1.340             10,634
                                                               2004        1.000           1.285                 --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        1.020           1.036             10,171
                                                               2004        1.000           1.020                 --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.091           1.123                 --
                                                               2004        1.000           1.091                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                                    BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                                YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                           ----    -------------   -------------    ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)...      2005        1.114           1.195              3,401
                                                                    2004        1.000           1.114                 --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)....................................................      2005        1.117           1.197                 --
                                                                    2004        1.000           1.117                 --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02).....      2005        1.098           1.181                 --
                                                                    2004        1.000           1.098                 --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)..............................................      2005        1.259           1.561              7,876
                                                                    2004        1.000           1.259                 --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00).....................................................      2005        1.154           1.236              9,241
                                                                    2004        1.000           1.154                 --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)..      2005        1.117           1.183                 --
                                                                    2004        1.000           1.117                 --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00)...........      2005        1.067           1.083                 --
                                                                    2004        1.000           1.067                 --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)......................................      2005        1.052           1.125                 --
                                                                    2004        1.000           1.052                 --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)............................................      2005        1.063           1.072                 --
                                                                    2004        1.000           1.063                 --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)................      2005        1.066           1.117                 --
                                                                    2004        1.000           1.066                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Global Life Sciences Portfolio -- Service Shares (3/02)..   2005        1.036           1.133                 --
                                                               2004        1.000           1.036                 --

   Global Technology Portfolio -- Service Shares (3/02).....   2005        1.050           1.140                 --
                                                               2004        1.000           1.050                 --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        1.085           1.114                 --
                                                               2004        1.000           1.085                 --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.123           1.137                 --
                                                               2004        1.000           1.123                 --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.097           1.102                 --
                                                               2004        1.000           1.097                 --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.158           1.219              3,259
                                                               2004        1.000           1.158                 --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04).   2005        1.060           1.091                 --
                                                               2004        1.000           1.060                 --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.065           1.058              3,160
                                                               2004        1.000           1.065                 --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.042           1.039                 --
                                                               2004        1.000           1.042                 --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.157           1.263                 --
                                                               2004        1.000           1.157                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2005        1.190           1.240                 --
                                                               2004        1.000           1.190                 --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.055           1.068                 --
                                                               2004        1.000           1.055                 --

   Investors Fund -- Class I (1/01).........................   2005        1.077           1.116                 --
                                                               2004        1.000           1.077                 --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        0.988           1.012                 --
                                                               2004        1.000           0.988                 --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.163           1.187              8,856
                                                               2004        1.000           1.163                 --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.052           1.113             25,212
                                                               2004        1.000           1.052                 --

   Convertible Securities Portfolio (3/02)..................   2005        1.040           1.016                 --
                                                               2004        1.000           1.040                 --

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2005        1.116           1.221                 --
                                                               2004        1.000           1.116                 --

   Equity Income Portfolio (10/00)..........................   2005        1.100           1.118                 --
                                                               2004        1.000           1.100                 --

   Federated High Yield Portfolio (3/02)....................   2005        1.076           1.074                 --
                                                               2004        1.000           1.076                 --

   Federated Stock Portfolio (3/02).........................   2005        1.077           1.104                 --
                                                               2004        1.000           1.077                 --

   Large Cap Portfolio (6/00)...............................   2005        1.046           1.106                 --
                                                               2004        1.000           1.046                 --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.102                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Managed Allocation Series: Conservative Portfolio (7/05).      2005        1.006           1.014                 --

Managed Allocation Series: Moderate Portfolio (6/05).....      2005        1.007           1.047                 --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.000           1.080                 --

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.025                 --

Mercury Large Cap Core Portfolio (6/00)..................      2005        1.122           1.223                 --
                                                               2004        1.000           1.122                 --

MFS(R) Emerging Growth Portfolio (2/00)..................      2005        1.079           1.045                 --
                                                               2004        1.000           1.079                 --

MFS(R) Mid Cap Growth Portfolio (3/02)...................      2005        1.071           1.074                 --
                                                               2004        1.000           1.071                 --

MFS(R) Total Return Portfolio (7/00).....................      2005        1.093           1.095                 --
                                                               2004        1.000           1.093                 --

MFS(R) Value Portfolio (5/04)............................      2005        1.124           1.164                 --
                                                               2004        1.000           1.124                 --

Mondrian International Stock Portfolio (3/02)............      2005        1.143           1.217                 --
                                                               2004        1.000           1.143                 --

Pioneer Fund Portfolio (5/03)............................      2005        1.091           1.125                 --
                                                               2004        1.000           1.091                 --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.035           1.033                 --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.101           1.111                 --
                                                               2004        1.000           1.101                 --

Strategic Equity Portfolio (6/00)........................      2005        1.095           1.087                 --
                                                               2004        1.000           1.095                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.107                 --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.103                 --

   Travelers Quality Bond Portfolio (3/02)..................   2005        1.029           1.018                 --
                                                               2004        1.000           1.029                 --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.070           1.086                 --
                                                               2004        1.000           1.070                 --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.996           0.992                 --
                                                               2004        1.000           0.996                 --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.073           1.090                 --
                                                               2004        1.000           1.073                 --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.129           1.143              3,427
                                                               2004        1.000           1.129                 --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        1.035           1.087                 --
                                                               2004        1.000           1.035                 --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (3/02)..........   2005        1.105           1.254                 --
                                                               2004        1.000           1.105                 --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/02).................................................   2005        1.038           1.218                 --
                                                               2004        1.000           1.038                 --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.224           1.406                 --
                                                               2004        1.000           1.224                 --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

Janus Aspen Series: Balanced Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Series: Global Life Science Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Series: World Wide Growth Portfolio -- Service Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares is no longer available to new contract owners.

Janus Aspen Balanced Portfolio Service Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Federated Stock Portfolio is no longer available to new contract owners.

Fidelity VIP Dynamic Capital Appreciation Portfolio -- Service Class 2 is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Capital Appreciation Fund (6/02).........................   2005        1.121           1.302             57,366
                                                               2004        0.954           1.121             46,565
                                                               2003        0.777           0.954                 --
                                                               2002        0.877           0.777                 --

   High Yield Bond Trust (5/04).............................   2005        1.067           1.063             13,265
                                                               2004        0.989           1.067              6,226

   Managed Assets Trust (9/04)..............................   2005        1.076           1.098             12,888
                                                               2004        1.015           1.076                 --

   Money Market Portfolio (5/02)............................   2005        0.980           0.991             38,099
                                                               2004        0.987           0.980             33,673
                                                               2003        0.997           0.987                 --
                                                               2002        0.999           0.997                 --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        0.776           0.876                 --
                                                               2004        0.729           0.776                 --
                                                               2003        0.601           0.729                 --
                                                               2002        0.885           0.601                 --
                                                               2001        1.000           0.885                 --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.110           1.244            262,928
                                                               2004        0.995           1.110            193,859
                                                               2003        0.749           0.995             44,490
                                                               2002        0.893           0.749             28,091
                                                               2001        1.000           0.893             24,696

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Growth Fund -- Class 2 Shares (11/99)....................   2005        0.961           1.097            649,471
                                                               2004        0.869           0.961            573,303
                                                               2003        0.647           0.869            282,266
                                                               2002        0.871           0.647            273,031
                                                               2001        1.000           0.871            140,369

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.084           1.127            629,208
                                                               2004        0.999           1.084            592,766
                                                               2003        0.768           0.999            346,058
                                                               2002        0.957           0.768            234,659
                                                               2001        1.000           0.957            115,327

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2005        1.623           1.709             87,314
                                                               2004        1.257           1.623             24,865
                                                               2003        0.954           1.257                 --
                                                               2002        1.047           0.954                 --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (7/02)...................................................   2005        0.983           1.009             25,668
                                                               2004        0.953           0.983             25,669
                                                               2003        0.800           0.953                 --
                                                               2002        0.838           0.800                 --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (6/02)............................................   2005        1.066           1.108            154,337
                                                               2004        0.974           1.066            140,472
                                                               2003        0.753           0.974                 --
                                                               2002        0.935           0.753                 --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.205           1.305             11,937
                                                               2004        1.074           1.205                692
                                                               2003        1.000           1.074                 --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.203           1.302              5,851
                                                               2004        1.067           1.203              5,851
                                                               2003        1.000           1.067                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.147           1.246             87,293
                                                               2004        1.036           1.147             51,019
                                                               2003        0.843           1.036                 --
                                                               2002        0.999           0.843                 --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.770           2.217             26,621
                                                               2004        1.444           1.770              2,155
                                                               2003        1.000           1.444                 --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)..................................................   2005        1.082           1.172             61,169
                                                               2004        0.929           1.082             77,269
                                                               2003        0.715           0.929             77,269
                                                               2002        0.894           0.715             77,269
                                                               2001        1.000           0.894            142,176

   Templeton Growth Securities Fund -- Class 2 Shares (7/02)   2005        1.169           1.251            248,697
                                                               2004        1.026           1.169            179,247
                                                               2003        0.790           1.026             34,635
                                                               2002        0.831           0.790                 --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (11/99)........   2005        0.946           0.969             85,338
                                                               2004        0.873           0.946             70,424
                                                               2003        0.695           0.873                 --
                                                               2002        0.912           0.695                 --
                                                               2001        1.000           0.912                 --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (10/02)...................................   2005        1.116           1.205             38,952
                                                               2004        1.041           1.116             33,080
                                                               2003        0.756           1.041                 --
                                                               2002        0.778           0.756                 --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (9/02)..........................................   2005        1.087           1.107                 --
                                                               2004        1.021           1.087                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares  (continued)....................................   2003        0.798           1.021                 --
                                                               2002        0.760           0.798                 --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (8/02)..............   2005        1.085           1.148              2,461
                                                               2004        1.020           1.085              2,464
                                                               2003        0.913           1.020                 --
                                                               2002        0.923           0.913                 --

   Global Life Sciences Portfolio -- Service Shares (9/02)..   2005        1.023           1.129                 --
                                                               2004        0.911           1.023                 --
                                                               2003        0.735           0.911                 --
                                                               2002        0.774           0.735                 --

   Global Technology Portfolio -- Service Shares (8/02).....   2005        0.888           0.973                 --
                                                               2004        0.898           0.888                 --
                                                               2003        0.624           0.898                 --
                                                               2002        0.657           0.624                 --

   Worldwide Growth Portfolio -- Service Shares (8/02)......   2005        0.924           0.958                 --
                                                               2004        0.899           0.924                 --
                                                               2003        0.740           0.899                 --
                                                               2002        0.747           0.740                 --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.505           1.538             16,559
                                                               2004        1.333           1.505              4,699
                                                               2003        1.000           1.333                 --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.374           1.394             19,911
                                                               2004        1.242           1.374             19,918
                                                               2003        1.000           1.242                 --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.532           1.629             68,305
                                                               2004        1.257           1.532             57,869
                                                               2003        1.000           1.257                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (9/04)..  2005        1.071           1.113             49,877
                                                               2004        0.987           1.071                 --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005        1.119           1.122            119,102
                                                               2004        1.045           1.119             53,989
                                                               2003        1.000           1.045                 --

   Total Return Portfolio -- Administrative Class (5/01).....  2005        1.187           1.195            507,386
                                                               2004        1.151           1.187            473,378
                                                               2003        1.115           1.151            311,064
                                                               2002        1.041           1.115            172,708
                                                               2001        1.000           1.041             68,142

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005        1.046           1.153            153,053
                                                               2004        0.916           1.046            140,081
                                                               2003        0.725           0.916             97,804
                                                               2002        0.897           0.725            102,304
                                                               2001        1.000           0.897             16,745

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2005        1.507           1.585             63,741
                                                               2004        1.215           1.507             50,198
                                                               2003        0.826           1.215             16,949
                                                               2002        1.029           0.826              3,058
                                                               2001        1.000           1.029                 --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2005        1.006           1.029            144,661
                                                               2004        0.946           1.006            173,299
                                                               2003        0.692           0.946             96,506
                                                               2002        0.940           0.692             99,440
                                                               2001        1.000           0.940             95,599

   Investors Fund -- Class I (11/99).........................  2005        0.991           1.038            264,206
                                                               2004        0.914           0.991            249,886
                                                               2003        0.703           0.914            178,682

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Investors Fund -- Class I  (continued)...................   2002        0.929           0.703            180,225
                                                               2001        1.000           0.929            180,225

   Large Cap Growth Fund -- Class I (9/02)..................   2005        1.120           1.158             30,148
                                                               2004        1.134           1.120             30,151
                                                               2003        0.799           1.134                 --
                                                               2002        0.756           0.799                 --

   Small Cap Growth Fund -- Class I (11/99).................   2005        0.990           1.021            124,171
                                                               2004        0.875           0.990            117,830
                                                               2003        0.598           0.875             84,031
                                                               2002        0.933           0.598             15,870
                                                               2001        1.000           0.933                 --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)................   2005        0.877           0.938              7,374
                                                               2004        0.838           0.877              7,395
                                                               2003        0.660           0.838              7,409
                                                               2002        0.882           0.660              2,329
                                                               2001        1.000           0.882                 --

   Convertible Securities Portfolio (6/02)..................   2005        1.214           1.197            137,370
                                                               2004        1.162           1.214            201,884
                                                               2003        0.937           1.162                 --
                                                               2002        0.975           0.937                 --

   Disciplined Mid Cap Stock Portfolio (6/02)...............   2005        1.194           1.319            164,934
                                                               2004        1.043           1.194            138,810
                                                               2003        0.794           1.043                 --
                                                               2002        0.882           0.794                 --

   Equity Income Portfolio (11/99)..........................   2005        1.102           1.132            123,450
                                                               2004        1.021           1.102            130,364
                                                               2003        0.792           1.021             30,906
                                                               2002        0.936           0.792             14,899
                                                               2001        1.000           0.936                 --

   Federated High Yield Portfolio (8/02)....................   2005        1.294           1.304             33,403
                                                               2004        1.193           1.294             28,155
                                                               2003        0.992           1.193                 --
                                                               2002        0.941           0.992                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Federated Stock Portfolio (9/02)..........................     2005        1.066           1.104              1,305
                                                               2004        0.982           1.066              1,306
                                                               2003        0.783           0.982                 --
                                                               2002        0.788           0.783                 --

Large Cap Portfolio (11/99)...............................     2005        0.856           0.914             82,606
                                                               2004        0.818           0.856             66,923
                                                               2003        0.668           0.818              4,899
                                                               2002        0.880           0.668                 --
                                                               2001        1.000           0.880                 --

Managed Allocation Series: Aggressive Portfolio (6/05)....     2005        1.045           1.109                 --

Managed Allocation Series: Conservative Portfolio (5/05)..     2005        1.000           1.020                 --

Managed Allocation Series: Moderate Portfolio (5/05)......     2005        1.000           1.054                 --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)....................................................     2005        1.017           1.087             48,151

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)..........................................     2005        1.011           1.030                 --

Mercury Large Cap Core Portfolio (11/99)..................     2005        0.861           0.948              1,237
                                                               2004        0.756           0.861              1,294
                                                               2003        0.635           0.756                 --
                                                               2002        0.863           0.635                 --
                                                               2001        1.000           0.863                 --

MFS(R) Emerging Growth Portfolio (11/99)..................     2005        0.759           0.736                 --
                                                               2004        0.685           0.759                 --
                                                               2003        0.540           0.685                 --
                                                               2002        0.835           0.540                 --
                                                               2001        1.000           0.835                 --

MFS(R) Mid Cap Growth Portfolio (6/02)....................     2005        0.829           0.840             68,041
                                                               2004        0.740           0.829             58,073
                                                               2003        0.549           0.740                 --
                                                               2002        0.626           0.549                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
MFS(R) Total Return Portfolio (11/99)....................      2005        1.137           1.150            399,510
                                                               2004        1.038           1.137            406,698
                                                               2003        0.906           1.038             30,718
                                                               2002        0.973           0.906             23,468
                                                               2001        1.000           0.973             19,775

MFS(R) Value Portfolio (5/04)............................      2005        1.120           1.171             21,492
                                                               2004        0.972           1.120             21,044

Mondrian International Stock Portfolio (8/02)............      2005        1.212           1.305             49,849
                                                               2004        1.066           1.212             37,016
                                                               2003        0.843           1.066                 --
                                                               2002        0.845           0.843                 --

Pioneer Fund Portfolio (5/03)............................      2005        1.326           1.381             22,198
                                                               2004        1.214           1.326             16,831
                                                               2003        1.000           1.214                 --

Pioneer Mid Cap Value Portfolio (6/05)...................      2005        1.000           1.039                 --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.093           1.114             18,943
                                                               2004        0.983           1.093              2,053

Strategic Equity Portfolio (11/99).......................      2005        0.782           0.784             19,256
                                                               2004        0.722           0.782             51,790
                                                               2003        0.554           0.722             51,790
                                                               2002        0.849           0.554             51,790
                                                               2001        1.000           0.849             51,817

Style Focus Series: Small Cap Growth Portfolio (5/05)....      2005        1.000           1.114              2,967

Style Focus Series: Small Cap Value Portfolio (5/05).....      2005        1.005           1.110              5,889

Travelers Quality Bond Portfolio (6/02)..................      2005        1.127           1.126            250,416
                                                               2004        1.110           1.127            243,251
                                                               2003        1.056           1.110             56,643
                                                               2002        1.015           1.056                 --

U.S. Government Securities Portfolio (5/04)..............      2005        1.050           1.076              4,226
                                                               2004        0.984           1.050              4,241

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.992           0.998            110,118
                                                               2004        0.998           0.992            139,310
                                                               2003        1.000           0.998                 --

   Social Awareness Stock Portfolio (3/05)..................   2005        1.081           1.109                 --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/02).............   2005        1.136           1.162             39,335
                                                               2004        0.985           1.136             29,215
                                                               2003        0.766           0.985                 --
                                                               2002        0.907           0.766                 --

   Enterprise Portfolio -- Class II Shares (7/02)...........   2005        0.912           0.967                 --
                                                               2004        0.894           0.912                 --
                                                               2003        0.724           0.894                 --
                                                               2002        0.789           0.724                 --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (6/02)........   2005        1.237           1.418            138,818
                                                               2004        1.093           1.237            120,389
                                                               2003        0.867           1.093                 --
                                                               2002        0.985           0.867                 --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (7/02).................................................   2005        1.055           1.252                 --
                                                               2004        1.061           1.055                 --
                                                               2003        0.864           1.061                 --
                                                               2002        0.778           0.864                 --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.422           1.650             95,919
                                                               2004        1.161           1.422             80,189
                                                               2003        0.855           1.161             29,607
                                                               2002        0.993           0.855              4,541

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.75%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Capital Appreciation Fund (6/02)..........................  2005        1.167           1.342                 --
                                                               2004        1.000           1.167                 --

   High Yield Bond Trust (5/04)..............................  2005        1.073           1.058                 --
                                                               2004        1.000           1.073                 --

   Managed Assets Trust (9/04)...............................  2005        1.069           1.080                 --
                                                               2004        1.012           1.069                 --

   Money Market Portfolio (5/02).............................  2005        0.992           0.993              5,333
                                                               2004        1.000           0.992                 --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)...................................................  2005        1.056           1.180                 --
                                                               2004        1.000           1.056                 --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)..............  2005        1.111           1.233                 --
                                                               2004        1.000           1.111                 --

   Growth Fund -- Class 2 Shares (11/99).....................  2005        1.083           1.225                 --
                                                               2004        1.000           1.083                 --

   Growth-Income Fund -- Class 2 Shares (11/99)..............  2005        1.063           1.094                 --
                                                               2004        1.000           1.063                 --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02).........  2005        1.285           1.340                 --
                                                               2004        1.000           1.285                 --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (7/02)....................................................  2005        1.020           1.036                 --
                                                               2004        1.000           1.020                 --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (6/02).............................................  2005        1.091           1.123                 --
                                                               2004        1.000           1.091                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                          UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                                  BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                              YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                         ----    -------------   -------------    ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)...    2005        1.114           1.195                 --
                                                                  2004        1.000           1.114                 --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)....................................................    2005        1.117           1.197                 --
                                                                  2004        1.000           1.117                 --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02).....    2005        1.098           1.181                 --
                                                                  2004        1.000           1.098                 --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)..............................................    2005        1.259           1.561                 --
                                                                  2004        1.000           1.259                 --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)....................................................    2005        1.154           1.236                 --
                                                                  2004        1.000           1.154                 --

   Templeton Growth Securities Fund -- Class 2 Shares (7/02)..    2005        1.117           1.183                 --
                                                                  2004        1.000           1.117                 --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (11/99)..........    2005        1.067           1.083                 --
                                                                  2004        1.000           1.067                 --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (10/02).....................................    2005        1.052           1.125                 --
                                                                  2004        1.000           1.052                 --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (9/02)............................................    2005        1.063           1.072                 --
                                                                  2004        1.000           1.063                 --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (8/02)................    2005        1.066           1.117                 --
                                                                  2004        1.000           1.066                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Global Life Sciences Portfolio -- Service Shares (9/02)...  2005        1.036           1.133                 --
                                                               2004        1.000           1.036                 --

   Global Technology Portfolio -- Service Shares (8/02)......  2005        1.050           1.140                 --
                                                               2004        1.000           1.050                 --

   Worldwide Growth Portfolio -- Service Shares (8/02).......  2005        1.085           1.114                 --
                                                               2004        1.000           1.085                 --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005        1.123           1.137                 --
                                                               2004        1.000           1.123                 --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005        1.097           1.102                 --
                                                               2004        1.000           1.097                 --

   Mid-Cap Value Portfolio (5/03)............................  2005        1.158           1.219                 --
                                                               2004        1.000           1.158                 --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (9/04)..  2005        1.060           1.091                 --
                                                               2004        0.980           1.060                 --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)......  2005        1.065           1.058                 --
                                                               2004        1.000           1.065                 --

   Total Return Portfolio -- Administrative Class (5/01).....  2005        1.042           1.039                 --
                                                               2004        1.000           1.042                 --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)....................................................  2005        1.157           1.263                 --
                                                               2004        1.000           1.157                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..  2005        1.190           1.240                 --
                                                               2004        1.000           1.190                 --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)...........................  2005        1.055           1.068                 --
                                                               2004        1.000           1.055                 --

   Investors Fund -- Class I (11/99).........................  2005        1.077           1.116                 --
                                                               2004        1.000           1.077                 --

   Large Cap Growth Fund -- Class I (9/02)...................  2005        0.988           1.012                 --
                                                               2004        1.000           0.988                 --

   Small Cap Growth Fund -- Class I (11/99)..................  2005        1.163           1.187                 --
                                                               2004        1.000           1.163                 --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01).................  2005        1.052           1.113                 --
                                                               2004        1.000           1.052                 --

   Convertible Securities Portfolio (6/02)...................  2005        1.040           1.016                 --
                                                               2004        1.000           1.040                 --

   Disciplined Mid Cap Stock Portfolio (6/02)................  2005        1.116           1.221                 --
                                                               2004        1.000           1.116                 --

   Equity Income Portfolio (11/99)...........................  2005        1.100           1.118                 --
                                                               2004        1.000           1.100                 --

   Federated High Yield Portfolio (8/02).....................  2005        1.076           1.074                 --
                                                               2004        1.000           1.076                 --

   Federated Stock Portfolio (9/02).........................   2005        1.077           1.104                 --
                                                               2004        1.000           1.077                 --

   Large Cap Portfolio (11/99)..............................   2005        1.046           1.106                 --
                                                               2004        1.000           1.046                 --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.044           1.102                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
Managed Allocation Series: Conservative Portfolio (5/05)..     2005        1.000           1.014                 --

Managed Allocation Series: Moderate Portfolio (5/05)......     2005        1.000           1.047                 --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)....................................................    2005        1.016           1.080                 --

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)..........................................     2005        1.010           1.025                 --

Mercury Large Cap Core Portfolio (11/99)..................     2005        1.122           1.223                 --
                                                               2004        1.000           1.122                 --

MFS(R) Emerging Growth Portfolio (11/99)..................     2005        1.079           1.045                 --
                                                               2004        1.000           1.079                 --

MFS(R) Mid Cap Growth Portfolio (6/02)....................     2005        1.071           1.074                 --
                                                               2004        1.000           1.071                 --

MFS(R) Total Return Portfolio (11/99).....................     2005        1.093           1.095                 --
                                                               2004        1.000           1.093                 --

MFS(R) Value Portfolio (5/04).............................     2005        1.124           1.164                 --
                                                               2004        1.000           1.124                 --

Mondrian International Stock Portfolio (8/02).............     2005        1.143           1.217                 --
                                                               2004        1.000           1.143                 --

Pioneer Fund Portfolio (5/03).............................     2005        1.091           1.125                 --
                                                               2004        1.000           1.091                 --

Pioneer Mid Cap Value Portfolio (6/05)....................     2005        1.000           1.033                 --

Pioneer Strategic Income Portfolio (5/04).................     2005        1.101           1.111                 --
                                                               2004        1.000           1.101                 --

Strategic Equity Portfolio (11/99)........................     2005        1.095           1.087                 --
                                                               2004        1.000           1.095                 --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------                                                      ----    -------------   -------------    ---------------
   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.107                 --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.004           1.103                 --

   Travelers Quality Bond Portfolio (6/02)..................   2005        1.029           1.018                 --
                                                               2004        1.000           1.029                 --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.070           1.086                 --
                                                               2004        1.000           1.070                 --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.996           0.992                 --
                                                               2004        1.000           0.996                 --

   Social Awareness Stock Portfolio (3/05)..................   2005        1.073           1.090                 --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/02).............   2005        1.129           1.143                 --
                                                               2004        1.000           1.129                 --

   Enterprise Portfolio -- Class II Shares (7/02)...........   2005        1.035           1.087                 --
                                                               2004        1.000           1.035                 --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (6/02)..........  2005        1.105           1.254                 --
                                                               2004        1.000           1.105                 --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (7/02).................................................   2005        1.038           1.218                 --
                                                               2004        1.000           1.038                 --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2005        1.224           1.406                 --
                                                               2004        1.000           1.224                 --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

Janus Aspen Series: Balanced Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Series: Global Life Science Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Series: World Wide Growth Portfolio -- Service Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares is no longer available to new contract owners.

Janus Aspen Balanced Portfolio Service Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Federated Stock Portfolio is no longer available to new contract owners.

Fidelity VIP Dynamic Capital Appreciation Portfolio -- Service Class 2 is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                            The Insurance Company
                            Principal Underwriter
                            Distribution and Principal Underwriting Agreement Valuation of Assets
                            Federal Tax Considerations
                            Independent Registered Public Accounting Firm Condensed Financial Information
                            Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum St., 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.

Name:    ________________________________________

Address: ________________________________________

CHECK BOX:

[ ]  MIC-Book-04-08-81-82-83

[ ]  MLAC-Book-04-08-81-82-83

Book 81

                                                                     May 1, 2006

                   VINTAGE L(SM) VARIABLE ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This Prospectus describes VINTAGE L VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut(formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:

AMERICAN FUNDS INSURANCE SERIES -- CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
   Franklin Income Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES -- SERVICE SHARES
   Mid Cap Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - CLASS I+
   Legg Mason Partners Variable Investors Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Appreciation Portfolio+
   Legg Mason Partners Variable Equity Index Portfolio -- Class II+ Legg Mason Partners Variable Fundamental Value Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+ Legg Mason Partners Variable Aggressive Growth Portfolio+
   Legg Mason Partners Variable High Income Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Mid Cap Core Portfolio+
   Legg Mason Partners Variable Money Market Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
   Legg Mason Partners Variable Multiple Discipline Portfolio --
     All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio --
     Balanced All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio --
     Global All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio --
     Large Cap Growth and Value+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
   Legg Mason Partners Variable Small Cap Growth Opportunities
     Portfolio+
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio -- Class A+
   Harris Oakmark International Portfolio -- Class A+
   Janus Capital Appreciation Portfolio -- Class A+
   Lord Abbett Growth and Income Portfolio -- Class B+
   Lord Abbett Mid-Cap Value Portfolio -- Class B+
   Mercury Large-Cap Core Portfolio -- Class A+
   Met/AIM Capital Appreciation Portfolio -- Class A+
   Met/AIM Small Cap Growth Portfolio -- Class A+
   MFS(R) Value Portfolio -- Class A+
   Neuberger Berman Real Estate Portfolio -- Class A+
   Pioneer Fund Portfolio -- Class A+
   Pioneer Mid-Cap Value Portfolio -- Class A+
   Pioneer Strategic Income Portfolio -- Class A+
   Third Avenue Small Cap Value Portfolio -- Class B+
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio -- Class D+
   BlackRock Bond Income Portfolio -- Class E+
   Capital Guardian U.S. Equity Portfolio -- Class A+

   FI Large Cap Portfolio -- Class A+

   FI Value Leaders Portfolio -- Class D+
   MFS(R) Total Return Portfolio -- Class F+
   Oppenheimer Global Equity Portfolio -- Class B+
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
   Real Return Portfolio
   Total Return Portfolio
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value Fund -- Class IB
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -- Service Class
   VIP Mid Cap Portfolio -- Service Class 2
METROPOLITAN SERIES FUND, INC. -- ASSET ALLOCATION PORTFOLIOS
   -- CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+

----------
(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.

*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum St., 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary................................................     3
Summary.................................................     4
Fee Table...............................................     8
Condensed Financial Information.........................    15
The Annuity Contract....................................    15
   Contract Owner Inquiries.............................    16
   Purchase Payments....................................    16
   Accumulation Units...................................    17
   The Variable Funding Options.........................    17
The Fixed Account.......................................    23
Charges and Deductions..................................    23
   General..............................................    23
   Withdrawal Charge....................................    24
   Free Withdrawal Allowance............................    25
   Transfer Charge......................................    25
   Administrative Charges...............................    25
   Mortality and Expense Risk Charge....................    25
   Guaranteed Minimum Withdrawal Benefit Charge.........    26
   Guaranteed Minimum Accumulation Benefit Charge.......    26
   Enhanced Stepped-Up Provision Charge.................    26
   Variable Liquidity Benefit Charge....................    26
   Variable Funding Option Expenses.....................    26
   Premium Tax..........................................    26
   Changes in Taxes Based upon Premium or Value.........    26
Transfers...............................................    26
   Market Timing/Excessive Trading......................    27
   Dollar Cost Averaging................................    29
Access to Your Money....................................    29
   Systematic Withdrawals...............................    30
Ownership Provisions....................................    30
   Types of Ownership...................................    30
     Contract Owner.....................................    30
     Beneficiary........................................    31
     Annuitant..........................................    31
Death Benefit...........................................    31
   Death Proceeds before the Maturity Date..............    31
   Enhanced Stepped-Up Provision........................    33
   Payment of Proceeds..................................    34
   Spousal Contract Continuance.........................    35
   Beneficiary Contract Continuance.....................    36
   Planned Death Benefit................................    36
   Death Proceeds after the Maturity Date...............    36
 Living Benefits........................................    37
   Guaranteed Minimum Withdrawal Benefit................    37
   Guaranteed Minimum Accumulation Benefit..............    42
The Annuity Period......................................    48
   Maturity Date........................................    48
   Allocation of Annuity................................    48
   Variable Annuity.....................................    48
   Fixed Annuity........................................    49
Payment Options.........................................    49
   Election of Options..................................    49
   Annuity Options......................................    50
   Variable Liquidity Benefit...........................    50
Miscellaneous Contract Provisions.......................    50
   Right to Return......................................    50
   Termination..........................................    51
   Required Reports.....................................    51
   Suspension of Payments...............................    51
The Separate Accounts...................................    51
   Performance Information..............................    52
Federal Tax Considerations..............................    52
   General Taxation of Annuities........................    52
   Types of Contracts: Qualified and Non-qualified......    53
   Qualified Annuity Contracts..........................    53
     Taxation of Qualified Annuity Contracts............    53
     Mandatory Distributions for Qualified Plans........    54
   Non-qualified Annuity Contracts......................    55
     Diversification Requirements for Variable
     Annuities..........................................    57
     Ownership of the Investments.......................    57
     Taxation of Death Benefit Proceeds.................    57
   Other Tax Considerations.............................    57
     Treatment of Charges for Optional Benefits.........    57
     Puerto Rico Tax Considerations.....................    58
     Non-Resident Aliens................................    58
Other Information.......................................    58
   The Insurance Companies..............................    58
     MetLife Insurance Company of Connecticut...........    58
     MetLife Life and Annuity Company of Connecticut....    58
   Financial Statements.................................    58
   Distribution of Variable Annuity Contracts...........    59
   Voting Rights........................................    60
   Restrictions on Financial Transactions...............    60
   Legal Proceedings....................................    60
Appendix A: Condensed Financial Information for
   MetLife of CT Separate Account Nine...................   A-1
Appendix B: Condensed Financial Information
   for MetLife of CT Separate Account Ten................   B-1
Appendix C: The Fixed Account............................   C-1
Appendix D: Contents of the Statement of
   Additional Information................................   D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                           VINTAGE L VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this Prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options (annuity period). You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This product is available to owners and Annuitants age 75 or under as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.70% for the Annual Step-Up Benefit or 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in Contract Years five and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals -- Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

      - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE.........................................6%(1)
      (as a percentage of the Purchase Payments withdrawn)

      TRANSFER CHARGE............................................$10(2)
      (assessed on transfers that exceed 12 per year)

      VARIABLE LIQUIDITY BENEFIT CHARGE..........................6%(3)
      (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE......................$30(4)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

                                                      WITHDRAWAL
    YEARS SINCE INITIAL PURCHASE PAYMENT                CHARGE
-------------------------------------------           ----------
GREATER THAN OR EQUAL TO      BUT LESS THAN
------------------------      -------------
          0 years                 1 year                 6%
           1 year                2 years                 5%
          2 years                3 years                 4%
          3 years                4 years                 3%
        4 + years                                        0%

----------
(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

                                                     WITHDRAWAL
    YEARS SINCE INITIAL PURCHASE PAYMENT               CHARGE
-------------------------------------------          ----------
GREATER THAN OR EQUAL TO      BUT LESS THAN
------------------------      -------------
        0 years                   1 year                 6%
         1 year                  2 years                 5%
        2 years                  3 years                 4%
        3 years                  4 years                 3%
      4 + years                                          0%

----------
(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II , and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                               ANNUAL STEP-UP             ROLL-UP DEATH
                                                                DEATH BENEFIT                BENEFIT
                                                               --------------             -------------
Mortality and Expense Risk ("M&E") Charge................           1.70%(5)                  1.90%(5)
Administrative Expense Charge............................           0.15%                     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED........................................           1.85%                     2.05%
Optional E.S.P. Charge...................................           0.15%                     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED.................................................           2.00%                     2.20%
Optional GMAB Charge.....................................           0.50%                     0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED(6)..............................................           2.35%                     2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMAB SELECTED............................................           2.50%                     2.70%
Optional GMWB I Charge (maximum upon reset)..............           1.00%(7)                  1.00%(7)
Optional GMWB II Charge (maximum upon reset).............           1.00%(7)                  1.00%(7)
Optional GMWB III Charge.................................           0.25%                     0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED.................................................           2.85%                     3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
SELECTED.................................................           2.85%                     3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
SELECTED.................................................           2.10%                     2.30
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB I SELECTED..........................................           3.00%                     3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB II SELECTED.........................................           3.00%                     3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB III SELECTED........................................           2.25%                     2.45%

----------
(5) We are waiving the M&E charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.

(6)   GMAB and GMWB cannot both be elected.

(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                        MINIMUM                        MAXIMUM
                                                                        -------                        -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying
Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses).....               0.47%                          4.47%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE     NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
UNDERLYING                      MANAGEMENT       (12B-1)        OTHER      OPERATING    AND/OR EXPENSE      OPERATING
FUND:                              FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT      EXPENSES**
----------                      ----------     ------------   --------   ------------   ---------------    ----------
AMERICAN FUNDS INSURANCE
SERIES

   American Funds Global
     Growth Fund -- Class 2*.      0.58%          0.25%         0.04%        0.87%             --             0.87%

   American Funds Growth
     Fund -- Class 2*........      0.33%          0.25%         0.02%        0.60%             --             0.60%

   American Funds
     Growth-Income Fund --
     Class 2*................      0.28%          0.25%         0.01%        0.54%             --             0.54%

FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST

   Franklin Income
     Securities Fund --
     Class 2*................      0.46%          0.25%         0.02%        0.73%             --             0.73%(1)(2)

   Franklin Small-Mid Cap
     Growth Securities Fund
     -- Class 2*+............      0.48%          0.25%         0.28%        1.01%           0.02%            0.99%(2)(3)

   Templeton Developing
     Markets Securities Fund
     -- Class 2*.............      1.24%          0.25%         0.29%        1.78%             --             1.78%

   Templeton Foreign
     Securities Fund --
     Class 2*................      0.65%          0.25%         0.17%        1.07%           0.05%            1.02%(3)

JANUS ASPEN SERIES

   Mid Cap Growth Portfolio
     -- Service Shares*......      0.64%          0.25%         0.03%        0.92%             --             0.92%

LAZARD RETIREMENT SERIES,
   INC.

   Lazard Retirement Small
     Cap Portfolio*..........      0.75%          0.25%         0.22%        1.22%             --             1.22%

LEGG MASON PARTNERS
   INVESTMENT SERIES

   Legg Mason Partners
     Variable Dividend
     Strategy Portfolio+++....     0.65%            --          0.21%        0.86%             --             0.86%

   Legg Mason Partners
     Variable Premier
     Selections All Cap
     Growth Portfolio+++......     0.75%            --          0.19%        0.94%             --             0.94%

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.

   Legg Mason Partners
     Variable All Cap
     Portfolio --
     Class I+................      0.75%            --          0.07%        0.82%             --             0.82%

   Legg Mason Partners
     Variable Investors
     Portfolio --
     Class I.................      0.65%            --          0.06%        0.71%             --             0.71%

   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio --
     Class I+................      0.75%            --          0.22%        0.97%             --             0.97%

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II

   Legg Mason Partners
     Variable Appreciation
     Portfolio...............      0.70%            --          0.02%        0.72%             --             0.72%

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
UNDERLYING                      MANAGEMENT       (12b-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
FUND:                              FEE            FEES         EXPENSES    EXPENSES      REIMBURSEMENT      EXPENSES**
----------                      ----------     ------------   --------   ------------   ---------------    ----------
   Legg Mason Partners
     Variable Diversified
     Strategic Income
     Portfolio+..............      0.65%            --          0.12%        0.77%             --             0.77%

   Legg Mason Partners
     Variable Equity Index
     Portfolio -- Class II*..      0.31%          0.25%         0.03%        0.59%             --             0.59%

   Legg Mason Partners
     Variable Fundamental
     Value Portfolio.........      0.75%            --          0.03%        0.78%             --             0.78%

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.

   Legg Mason Partners
     Variable Adjustable
     Rate Income Portfolio*++..    0.55%          0.25%         0.28%        1.08%             --             1.08%(4)

   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio++.......     0.75%            --          0.02%        0.77%             --             0.77%(4)

   Legg Mason Partners
     Variable High Income
     Portfolio++..............     0.60%            --          0.06%        0.66%             --             0.66%

   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio++.......     0.75%            --          0.04%        0.79%             --             0.79%(4)

   Legg Mason Partners
     Variable Mid Cap Core
     Portfolio++..............     0.75%            --          0.07%        0.82%             --             0.82%

   Legg Mason Partners
     Variable Money Market
     Portfolio++..............     0.45%            --          0.02%        0.47%             --             0.47%(4)

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV

   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     All Cap Growth and
     Value*..................      0.75%          0.25%         0.06%        1.06%             --             1.06%

   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     Balanced All Cap Growth
     and Value*..............      0.75%          0.25%         0.06%        1.06%             --             1.06%

   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     Global All Cap Growth
     and Value*..............      0.75%          0.25%         0.15%        1.15%             --             1.15%

   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     Large Cap Growth and
     Value*..................      0.75%          0.25%         0.24%        1.24%             --             1.24%

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V

   Legg Mason Partners
     Variable Small Cap
     Growth Opportunities
     Portfolio...............      0.75%            --          0.30%        1.05%             --             1.05%

LORD ABBETT SERIES FUND, INC.

   Growth and Income
     Portfolio -- Class VC+..      0.48%            --          0.41%        0.89%             --             0.89%(13)

   Mid-Cap Value Portfolio
     -- Class VC+............      0.74%            --          0.38%        1.12%             --             1.12%(13)

MET INVESTORS SERIES TRUST

   Dreman Small-Cap Value
     Portfolio -- Class A....      0.83%            --          3.64%        4.47%           3.37%            1.10%(5)

   Harris Oakmark
     International Portfolio
     -- Class A..............      0.82%            --          0.13%        0.95%             --             0.95%

   Janus Capital
     Appreciation Portfolio
     -- Class A..............      0.65%            --          0.09%        0.74%             --             0.74%(5)

   Lord Abbett Growth and
     Income Portfolio --
     Class B*................      0.50%          0.25%         0.04%        0.79%             --             0.79%(5)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE     NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
UNDERLYING                      MANAGEMENT       (12B-1)       OTHER      OPERATING     AND/OR EXPENSE      OPERATING
FUND:                              FEE            FEES        EXPENSES    EXPENSES       REIMBURSEMENT     EXPENSES**
----------                      ----------     ------------   --------   ------------   ---------------    ----------
   Lord Abbett Mid-Cap Value
     Portfolio -- Class B*...      0.68%          0.25%         0.08%        1.01%             --             1.01%

   Mercury Large-Cap Core
     Portfolio -- Class A....      0.78%            --          0.12%        0.90%             --             0.90%(5)

   Met/AIM Capital
     Appreciation Portfolio
     -- Class A..............      0.76%            --          0.05%        0.81%             --             0.81%(5)

   Met/AIM Small Cap Growth
     Portfolio -- Class A....      0.90%            --          0.10%        1.00%             --             1.00%(5)

   MFS(R) Value Portfolio --
     Class A.................      0.73%            --          0.24%        0.97%             --             0.97%(5)

   Neuberger Berman Real
     Estate Portfolio --
     Class A.................      0.67%            --          0.03%        0.70%             --             0.70%

   Pioneer Fund Portfolio --
     Class A.................      0.75%            --          0.28%        1.03%           0.03%            1.00%(5)

   Pioneer Mid-Cap Value
     Portfolio -- Class A....      0.75%            --          2.84%        3.59%           2.59%            1.00%(5)

   Pioneer Strategic Income
     Portfolio -- Class A....      0.73%            --          0.09%        0.82%             --             0.82%(5)

   Third Avenue Small Cap
     Value Portfolio --
     Class B*................      0.75%          0.25%         0.05%        1.05%             --             1.05%

METROPOLITAN SERIES FUND,
   INC.

   BlackRock Aggressive
     Growth Portfolio --
     Class D*................      0.73%          0.10%         0.06%        0.89%             --             0.89%

   BlackRock Bond Income
     Portfolio -- Class E*...      0.40%          0.15%         0.07%        0.62%             --             0.62%(6)

   Capital Guardian U.S.
     Equity Portfolio --
     Class A.................      0.67%            --          0.06%        0.73%             --             0.73%

   FI Large Cap Portfolio --
     Class A.................      0.80%            --          0.06%        0.86%             --             0.86%(7)

   FI Value Leaders
     Portfolio -- Class D*...      0.66%          0.10%         0.07%        0.83%             --             0.83%

   MFS(R) Total Return
     Portfolio -- Class F*...      0.57%          0.20%         0.16%        0.93%             --             0.93%(8)

   Oppenheimer Global Equity
     Portfolio -- Class B*...      0.60%          0.25%         0.33%        1.18%             --             1.18%

   T. Rowe Price Large Cap
     Growth Portfolio --
     Class B*+...............      0.60%          0.25%         0.12%        0.97%             --             0.97%(9)

PIMCO VARIABLE INSURANCE
   TRUST

   Real Return Portfolio --
     Administrative Class....      0.25%            --          0.41%        0.66%             --             0.66%(10)

   Total Return Portfolio --
     Administrative Class....      0.25%            --          0.40%        0.65%             --             0.65%

PUTNAM VARIABLE TRUST

   Putnam VT International
     Equity Fund -- Class
     IB*+....................      0.75%          0.25%         0.18%        1.18%             --             1.18%

   Putnam VT Small Cap Value
     Fund -- Class IB*.......      0.76%          0.25%         0.08%        1.09%             --             1.09%

VAN KAMPEN LIFE INVESTMENT
   TRUST

   Emerging Growth Portfolio
     -- Class I+.............      0.70%            --          0.07%        0.77%             --             0.77%

VARIABLE INSURANCE PRODUCTS
   FUND

   VIP Contrafund(R)
     Portfolio -- Service
     Class*..................      0.57%          0.10%         0.09%        0.76%             --             0.76%

   VIP Mid Cap Portfolio --
     Service Class 2*........      0.57%          0.25%         0.12%        0.94%             --             0.94%

                                                                                                                  NET TOTAL
                                                                                                                    ANNUAL
                                                                                                                   OPERATING
                                                                                                                   EXPENSES
                                            DISTRIBUTION                                                           INCLUDING
                                              AND/OR                                 CONTRACTUAL     NET TOTAL   NET EXPENSES
                                              SERVICE               TOTAL ANNUAL     FEE WAIVER       ANNUAL          OF
UNDERLYING                      MANAGEMENT    (12B-1)       OTHER    OPERATING     AND/OR EXPENSE    OPERATING    UNDERLYING
FUND:                              FEE         FEES       EXPENSES    EXPENSES      REIMBURSEMENT   EXPENSES**    PORTFOLIOS
----------                      ----------  ------------  --------  ------------   --------------   ----------   ------------
METROPOLITAN SERIES FUND, INC.

MetLife Conservative
   Allocation Portfolio --
   Class B*...................    0.10%        0.25%        0.95%      1.30%            0.95%          0.35%         0.98%(11)(12)

MetLife Conservative to
   Moderate Allocation
   Portfolio -- Class B*......    0.10%        0.25%        0.31%      0.66%            0.31%          0.35%         1.00%(11)(12)

MetLife Moderate Allocation
   Portfolio -- Class B*......    0.10%        0.25%        0.19%      0.54%            0.19%          0.35%         1.04%(11)(12)

MetLife Moderate to
   Aggressive Allocation
   Portfolio --
   Class B*...................    0.10%        0.25%        0.24%      0.59%            0.24%          0.35%         1.06%(11)(12)

MetLife Aggressive Allocation
   Portfolio -- Class B*......    0.10%        0.25%        1.66%      2.01%            1.66%          0.35%         1.07%(11)(12)

----------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+     Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1)   The Fund administration fee is paid indirectly through the management fee.

(2) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.

(5) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.

(6) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(7) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(8) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on May 1, 2006.

(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(10) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(11) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

(12) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

(13) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on January 1, 2006.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).

                                             IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                                    END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                           -------------------------------------   --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS    5 YEARS   10 YEARS
--------------                             ------   -------   -------   --------   ------   -------    -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses................    1365     2638      3639      6845       765      2238      3639       6845
Underlying Fund with Minimum Total
Annual Operating Expenses................     974     1531      1901      3892       374      1131      1901       3892

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Vintage L Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the "Maturity Date." The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is available for purchase to owners and Annuitants age 75 or under as of the Contract Date.

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the

Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                               INVESTMENT                                  INVESTMENT
                OPTION                               OBJECTIVE                               ADVISER/SUBADVISER
               -------                               ----------                              ------------------
AMERICAN FUNDS INSURANCE SERIES

   American Funds Global Growth Fund      Seeks capital appreciation through          Capital Research and Management
     -- Class 2                           stocks.                                     Company

   American Funds Growth Fund  --         Seeks capital appreciation through          Capital Research and Management
     Class 2                              stocks.                                     Company

   American Funds Growth-Income Fund      Seeks both capital appreciation and         Capital Research and Management
     -- Class 2                           income.                                     Company

               FUNDING                               INVESTMENT                                  INVESTMENT
                OPTION                               OBJECTIVE                               ADVISER/SUBADVISER
               -------                               ----------                              ------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST

   Franklin Income Securities Fund --     Seeks to maximize income while              Franklin Advisers, Inc.
     Class 2                              maintaining prospects for capital
                                          appreciation. The Fund normally
                                          invests in both equity and debt
                                          securities.

   Franklin Small-Mid Cap Growth          Seeks long-term capital growth.             Franklin Advisers, Inc.
     Securities Fund -- Class 2+

   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2

   Templeton Foreign Securities Fund      Seeks long-term capital growth.             Templeton Investment Counsel, LLC
     -- Class 2                                                                       Subadviser: Franklin Templeton
                                                                                      Investment Management Limited
JANUS ASPEN SERIES

   Mid Cap Growth Portfolio --            Seeks long-term growth of capital.          Janus Capital Management LLC
     Service Shares

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management LLC
     Portfolio

LEGG MASON PARTNERS INVESTMENT SERIES*

   Legg Mason Partners Variable           Seeks capital appreciation, principally     Smith Barney Fund Management LLC
     Dividend Strategy Portfolio+*        through investments in dividend-paying
                                          stocks.

   Legg Mason Partners Variable           Seeks long-term capital growth.             Smith Barney Fund Management LLC
     Premier Selections All Cap
     Growth Portfolio+*

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.*

   Legg Mason Partners Variable All       Seeks capital appreciation through          Salomon Brothers Asset Management
     Cap Portfolio -- Class I+*           investments.                                Inc

   Legg Mason Partners Variable           Seeks long-term growth of capital, with     Salomon Brothers Asset Management
     Investors Portfolio*                 growth of current income as a secondary     Inc
                                          objective.

   Legg Mason Partners Variable Small     Seeks long term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio+*                                                           Inc

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II*

   Legg Mason Partners Variable           Seeks long-term appreciation of capital.    Smith Barney Fund Management LLC
     Appreciation Portfolio*

   Legg Mason Partners Variable           Seeks high current income.                  Smith Barney Fund Management LLC
     Diversified Strategic Income                                                     Subadviser: Citigroup Asset
     Portfolio+*                                                                      Management Ltd.

   Legg Mason Partners Variable           Seeks to correspond to the price and        TIMCO Asset Management, Inc.
     Equity Index Portfolio -- Class      yield performance of the S&P 500 Index.
     II*

   Legg Mason Partners Variable           Seeks long-term capital growth. Current     Smith Barney Fund Management LLC
     Fundamental Value Portfolio*         income is a secondary consideration.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.*

   Legg Mason Partners Variable           Seeks to provide high current income        Smith Barney Fund Management LLC
     Adjustable Rate Income               and to limit the degree of fluctuation
     Portfolio*                           of its net asset value resulting from
                                          movements in interest rates.

   Legg Mason Partners Variable           Seeks long-term capital appreciation.       Smith Barney Fund Management LLC
     Aggressive Growth Portfolio*

   Legg Mason Partners Variable High      Seeks high current income. Secondarily,     Smith Barney Fund Management LLC
     Income Portfolio*                    seeks capital appreciation.

   Legg Mason Partners Variable Large     Seeks long term growth of capital.          Smith Barney Fund Management LLC
     Cap Growth Portfolio*

   Legg Mason Partners Variable Mid       Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Cap Core Portfolio*

   Legg Mason Partners Variable Money     Seeks to maximize current income            Smith Barney Fund Management
     Market Portfolio*                    consistent with preservation of capital.    LLC


               FUNDING                               INVESTMENT                                  INVESTMENT
                OPTION                               OBJECTIVE                               ADVISER/SUBADVISER
               -------                               ----------                              ------------------
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV*

   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     All Cap Growth and Value*

   Legg Mason Partners Variable           Seeks a balance between long-term           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --     growth of capital and principal
     Balanced All Cap Growth and          preservation.
     Value*

   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     Global All Cap Growth and Value*

   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     Large Cap Growth and Value*

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V*

   Legg Mason Partners Variable Small     Seeks long term capital growth.             Smith Barney Fund Management LLC
     Cap Growth Opportunities
     Portfolio*

LORD ABBETT SERIES FUND, INC.

   Growth and Income Portfolio --         Seeks long-term growth of capital and       Lord, Abbett & Co. LLC
     Class VC+                            income without excessive fluctuations
                                          in market value.

   Mid-Cap Value Portfolio -- Class       Seeks capital appreciation through          Lord, Abbett & Co. LLC
     VC+                                  investments, primarily in equity
                                          securities, which are believed to be
                                          undervalued in the marketplace.

MET INVESTORS SERIES TRUST

   Dreman Small-Cap Value Portfolio       Seeks capital appreciation.                 Met Investors Advisory LLC
     -- Class A*                                                                      Subadviser: Dreman Value
                                                                                      Management L.L.C.
   Harris Oakmark International           Seeks long-term capital appreciation.       Met Investors Advisory LLC
     Portfolio -- Class A*                                                            Subadviser: Harris Associates L.P.

   Janus Capital Appreciation             Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio -- Class A*                                                            Subadviser: Janus Capital
                                                                                      Management LLC

   Lord Abbett Growth and Income          Seeks growth of capital and current         Met Investors Advisory LLC
     Portfolio -- Class B*                income without excessive fluctuations       Subadviser: Lord, Abbett & Co. LLC
                                          in the market value.

   Lord Abbett Mid-Cap Value              Seeks capital appreciation through          Met Investors Advisory LLC
     Portfolio -- Class B*                investments primarily in equity             Subadviser: Lord, Abbett & Co. LLC
                                          securities which are believed to be
                                          undervalued in the marketplace.

   Mercury Large-Cap Core Portfolio       Seeks long-term capital growth.             Met Investors Advisory LLC
     -- Class A*                                                                      Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.

   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio -- Class A*                                                            Subadviser:  AIM Capital
                                                                                      Management, Inc.

   Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital.          Met Investors Advisory LLC
     -- Class A*                                                                      Subadviser:  AIM Capital
                                                                                      Management, Inc.

   MFS(R) Value Portfolio -- Class A*     Seeks capital appreciation and              Met Investors Advisory LLC
                                          reasonable income.                          Subadviser: Massachusetts
                                                                                      Financial Services Company

   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory LLC
     Portfolio -- Class A*                investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income

   Pioneer Fund Portfolio -- Class A*     Seeks reasonable income and capital         Met Investors Advisory LLC
                                          growth.                                     Subadviser: Pioneer Investment
                                                                                      Management, Inc.

   Pioneer Mid-Cap Value Portfolio --     Seeks capital appreciation.                 Met Investors Advisory LLC
     Class A*                                                                         Subadviser: Pioneer Investment
                                                                                      Management, Inc.

               FUNDING                               INVESTMENT                               INVESTMENT
                OPTION                               OBJECTIVE                            ADVISER/SUBADVISER
               -------                               ----------                           ------------------
   Pioneer Strategic Income Portfolio     Seeks a high level of current income.       Met Investors Advisory LLC
     -- Class A*                                                                      Subadviser: Pioneer Investment
                                                                                      Management, Inc.

   Third Avenue Small Cap Value           Seeks long-term capital appreciation.       Met Investors Advisory LLC
     Portfolio -- Class B*                                                            Subadviser: Third Avenue
                                                                                      Management LLC

METROPOLITAN SERIES FUND, INC.

   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers LLC
     Portfolio -- Class D*                                                            Subadviser: BlackRock Advisors,
                                                                                      Inc.

   BlackRock Bond Income Portfolio --     Seeks competitive total return              MetLife Advisers LLC
     Class E*                             primarily from investing in                 Subadviser: BlackRock Advisors,
                                          fixed-income securities.                    Inc.

   Capital Guardian U.S. Equity           Seeks long-term growth of capital.          MetLife Advisers, LLC
     Portfolio -- Class A*                                                            Subadviser: Capital Guardian Trust
                                                                                      Company

   FI Large Cap Portfolio -- Class A*     Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company

   FI Value Leaders Portfolio --          Seeks long-term growth of capital.          MetLife Advisers, LLC
     Class D*                                                                         Subadviser: Fidelity Management &
                                                                                      Research Company

   MetLife Aggressive Allocation          Seeks growth of capital.                    MetLife Advisers, LLC
     Portfolio -- Class B*

   MetLife Conservative Allocation        Seeks a high level of current income,       MetLife Advisers, LLC
     Portfolio -- Class B*                with growth of capital as a secondary
                                          objective.

   MetLife Conservative to Moderate       Seeks high total return in the form of      MetLife Advisers, LLC
     Allocation Portfolio -- Class B*     income and growth of capital, with a
                                          greater emphasis on income.

   MetLife Moderate Allocation            Seeks a balance between a high level of     MetLife Advisers, LLC
     Portfolio -- Class B*                current income and growth of capital,
                                          with a greater emphasis on growth of
                                          capital.

   MetLife Moderate to Aggressive         Seeks growth of capital.                    MetLife Advisers, LLC
     Allocation Portfolio -- Class B*

   MFS(R) Total Return Portfolio --       Seeks a favorable total return through      MetLife Advisers, LLC
     Class F*                             investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company

   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio -- Class B*                                                            Subadviser: OppenheimerFunds, Inc.

   T.Rowe Price Large Cap Growth          Seeks long-term growth of capital and,      MetLife Advisers, LLC
     Portfolio -- Class B+*               secondarily, dividend income.               Subadviser: T. Rowe Price
                                                                                      Associates Inc.

PIMCO VARIABLE INSURANCE TRUST

   Real Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of  capital and           Company LLC
                                          prudent investment management.

   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management.

PUTNAM VARIABLE TRUST

   Putnam VT International Equity         Seeks capital appreciation.                 Putnam Investment Management, LLC
     Fund -- Class IB+

   Putnam VT Small Cap Value Fund --      Seeks capital appreciation.                 Putnam Investment Management, LLC
     Class IB

VAN KAMPEN LIFE INVESTMENT TRUST

   Emerging Growth Portfolio -- Class     Seeks capital appreciation.                 Van Kampen Asset Management
     I+

VARIABLE INSURANCE PRODUCTS FUND

   VIP Contrafund(R) Portfolio --         Seeks long-term capital appreciation.       Fidelity Management & Research
     Service Class                                                                    Company

   VIP Mid Cap Portfolio --               Seeks long-term growth of capital.          Fidelity Management & Research
     Service Class 2                                                                  Company

----------
+     Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:

UNDERLYING FUND NAME CHANGES

                         FORMER NAME                                                   NEW NAME
-------------------------------------------------------------    -----------------------------------------------------
GREENWICH STREET SERIES FUND                                     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                          Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                          Legg Mason Partners Variable Diversified Strategic
                                                                     Income Portfolio
   Equity Index Portfolio                                          Legg Mason Partners Variable Equity Index Portfolio
   Fundamental Value Portfolio                                     Legg Mason Partners Variable Fundamental Value
                                                                     Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                    Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                  Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                           Legg Mason Partners Variable Small Cap Growth
                                                                     Portfolio
SMITH BARNEY INVESTMENT SERIES                                   LEGG MASON PARTNERS INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                        Legg Mason Partners Variable Dividend Strategy
                                                                     Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio        Legg Mason Partners Variable Premier Selections All
                                                                     Cap Growth Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio-All Cap Growth and Value          Legg Mason Partners Variable Multiple Discipline
                                                                     Portfolio -- All Cap Growth and Value
   Multiple Discipline Portfolio -- Balanced All Cap Growth        Legg Mason Partners Variable Multiple Discipline
     and Value                                                       Portfolio -- Balanced All Cap Growth and Value
   Multiple Discipline Portfolio -- Global All Cap Growth          Legg Mason Partners Variable Multiple Discipline
     and Value                                                       Portfolio -- Global All Cap Growth and Value
   Multiple Discipline Portfolio -- Large Cap Growth and           Legg Mason Partners Variable Multiple Discipline
   Value                                                             Portfolio -- Large Cap Growth and Value
TRAVELERS SERIES FUND INC.                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                             Legg Mason Partners Variable Adjustable Rate Income
                                                                     Portfolio
   Smith Barney Aggressive Growth Portfolio                        Legg Mason Partners Variable Aggressive Growth
                                                                     Portfolio
   Smith Barney High Income Portfolio                              Legg Mason Partners Variable High Income Portfolio
   Smith Barney Large Capitalization Growth Portfolio              Legg Mason Partners Variable Large Cap Growth
                                                                      Portfolio
   Smith Barney Mid Cap Core Portfolio                              Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                              Legg Mason Partners Variable Money Market Portfolio
VARIABLE ANNUITY PORTFOLIOS                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio            Legg Mason Partners Variable Small Cap Growth
                                                                      Opportunities Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.

                FORMER UNDERLYING FUND                                     NEW UNDERLYING FUND
------------------------------------------------------   --------------------------------------------------------
--                                                       MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                   Janus Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                   MET INVESTORS SERIES TRUST
   AIM Capital Appreciation Portfolio                       MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                   METROPOLITAN SERIES FUND, INC.
   Equity Income Portfolio                                  FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                   METROPOLITAN SERIES FUND, INC.
   Large Cap Portfolio                                      FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                   METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Aggressive Portfolio          MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                   METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Conservative Portfolio        MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                   METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate -- Conservative      MetLife Conservative to Moderate Allocation Portfolio
     Portfolio
TRAVELERS SERIES TRUST                                   METROPOLITAN SERIES FUND, INC.

   Managed Allocation Series: Moderate -- Aggressive       MetLife Moderate to Aggressive Allocation Portfolio
     Portfolio
TRAVELERS SERIES TRUST                                  METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate Portfolio           MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                  MET INVESTORS SERIES TRUST
   Mercury Large Cap Core Portfolio                        Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                  METROPOLITAN SERIES FUND, INC.
   MFS(R) Mid Cap Growth Portfolio                         BlackRock Aggressive Growth Portfolio

            FORMER UNDERLYING FUND                               NEW UNDERLYING FUND
-----------------------------------------------      -----------------------------------------
TRAVELERS SERIES TRUST                               METROPOLITAN SERIES FUND, INC.
   MFS(R) Total Return Portfolio                        MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                               MET INVESTORS SERIES TRUST
   MFS(R) Value Portfolio                               MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                               MET INVESTORS SERIES TRUST
   Mondrian International Stock Portfolio               Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                               MET INVESTORS SERIES TRUST
   Pioneer Fund Portfolio                               Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                               MET INVESTORS SERIES TRUST
   Pioneer Mid-Cap Value Portfolio                      Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                               MET INVESTORS SERIES TRUST
   Pioneer Strategic Income Portfolio                   Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                               METROPOLITAN SERIES FUND, INC.
   Strategic Equity Portfolio                           FI Large Cap Portfolio
TRAVELERS SERIES TRUST                               MET INVESTORS SERIES TRUST
   Style Focus Series: Small Cap Growth Portfolio         MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                               MET INVESTORS SERIES TRUST
   Style Focus Series: Small Cap Value Portfolio          Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                               METROPOLITAN SERIES FUND, INC.
   Travelers Managed Income Portfolio                   BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                               METROPOLITAN SERIES FUND, INC.
   Van Kampen Enterprise Portfolio                      Capital Guardian U.S. Equity Portfolio

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

            FORMER UNDERLYING FUND                                NEW UNDERLYING FUND
------------------------------------------------      -------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND      MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio         Lord Abbett Growth and Income Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND      METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio          T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                    MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                              Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                        METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                   Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                        MET INVESTORS SERIES TRUST
   Mercury Value Opportunities VI Fund                   Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                          MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                         Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                          METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                      Oppenheimer Global Equity Portfolio

 FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit that is paid on the first death of the Contract Owner(s) or Annuitant

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      -     administration of the annuity options available under the Contracts

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your registered representative

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

     YEARS SINCE PURCHASE PAYMENT MADE
 -----------------------------------------
 GREATER THAN OR EQUAL                              WITHDRAWAL
          TO                 BUT LESS THAN            CHARGE
 ---------------------       -------------          ----------
        0 years                  1 year                 6%
        1 year                  2 years                 5%
        2 years                 3 years                 4%
        3 years                 4 years                 3%
       4+ years                                         0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun

      -     under the Managed Distribution Program

      - if you elect Annuity Payments for a fixed period of at least five years

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of the applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available free withdrawal allowance as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun, or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Annual Step-Up Death Benefit the M&E charge is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E charge is 1.90% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected (available during the annuitization phase only), there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

 YEARS SINCE INITIAL PURCHASE PAYMENT
--------------------------------------
GREATER THAN OR EQUAL         BUT LESS            WITHDRAWAL
         TO                     THAN                CHARGE
---------------------         --------            ----------
       0  years                1  year                6%
       1   year                2 years                5%
       2  years                3 years                4%
       3  years                4 years                3%
      4 + years                                       0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your

Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value

Fund--the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the

Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that, transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the business day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period. Outstanding loans will reduce values and benefits under the Contract.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, Annuitants, and beneficiaries, and consult your agent if you have any questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

If the Annuitant dies before              the Contract Value on the Death Report
age 80, the death benefit will       -    Date;
be the greatest of:                  -    your adjusted Purchase Payment (see
                                          below);*
                                     -    the Step-Up Value, if any, as
                                          described below
                                     -    the Roll-Up Death Benefit Value (as
                                          described below)

If the Annuitant dies on                  the Contract Value on the Death Report
or after age 80, the death           -    Date;
benefit will be the greatest of:     -    your adjusted Purchase Payment (see
                                          below) or*
                                     -    the Step-Up Value, if any, as
                                          described below, or
                                     -    the Roll-Up Death Benefit Value (as
                                          described below)on the Annuitant's
                                          80th birthday, plus any additional
                                          Purchase Payments and minus any
                                          partial surrender reductions (as
                                          described below) that occur after the
                                          Annuitant's 80th birthday.

--------------
* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made during the previous Contract Year

      c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made since the previous Contract Date anniversary

      c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

--------------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

      50,000 X (10,000/55,000) = $9,090

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

      50,000 X (10,000/30,000) = $16,666

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

      50,000 X (10,000/55,000) = $9,090

You new modified Purchase Payment would be 50,000 -- 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

      50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                       MANDATORY
  BEFORE THE MATURITY DATE,              THE COMPANY WILL                                            PAYOUT RULES
    UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                UNLESS                        APPLY*
------------------------------         ----------------------       --------------------------      --------------
OWNER (WHO IS NOT THE                  The beneficiary (ies),       Unless the beneficiary          Yes
ANNUITANT) (WITH NO JOINT              or if none, to the           elects to continue the
OWNER)                                 Contract Owner's             Contract rather than
                                       estate.                      receive the distribution.

OWNER (WHO IS THE                      The beneficiary (ies),       Unless the beneficiary          Yes
ANNUITANT) (WITH NO                    or if none, to the           elects to continue
JOINT OWNER)                           Contract Owner's             the Contract rather
                                       estate.                      than receive the
                                                                    distribution.

NON-SPOUSAL JOINT OWNER                The surviving joint                                          Yes
(WHO IS NOT THE ANNUITANT)             owner.

NON-SPOUSAL JOINT OWNER                The beneficiary (ies),       Unless the beneficiary          Yes
(WHO IS THE ANNUITANT)                 or, if none, to the          elects to continue the
                                       surviving joint owner.       Contract rather
                                                                    than receive a
                                                                    distribution.

SPOUSAL JOINT OWNER                    The surviving joint          Unless the spouse               Yes
(WHO IS NOT THE                        owner.                       elects to continue
ANNUITANT)                                                          the Contract.

SPOUSAL JOINT OWNER                    The beneficiary (ies),       Unless the spouse               Yes
(WHO IS THE ANNUITANT)                 or, if none, to the          elects to continue the
                                       surviving joint owner.       Contract.

                                                                    A spouse who is not the
                                                                    beneficiary may decline
                                                                    to continue the Contract
                                                                    and instruct the
                                                                    Company to pay the
                                                                    beneficiary.

ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary          Yes
CONTRACT OWNER)                        or if none, to the           elects to continue the
                                       Contract Owner.              Contract rather than
                                                                    receive the distribution.

                                                                    But, if there is a
                                                                    Contingent Annuitant,
                                                                    then the Contingent
                                                                    Annuitant becomes the
                                                                    Annuitant and the
                                                                    Contract continues in
                                                                    effect (generally using
                                                                    the original Maturity
                                                                    Date). The proceeds
                                                                    will then be paid upon
                                                                    the death of the
                                                                    Contingent Annuitant
                                                                    or owner.

ANNUITANT (WHO IS THE CONTRACT         See death of "owner                                          Yes
OWNER)                                 who is the Annuitant"
                                       above.

ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                       Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                                           Annuitant is
                                       owner.                                                       treated as
                                                                                                    death of the
                                                                                                    owner in
                                                                                                    these
                                                                                                    circumstances.)

CONTINGENT ANNUITANT (ASSUMING         No death proceeds                                            N/A
ANNUITANT IS STILL ALIVE)              are payable;
                                       Contract continues.

                                                                                           MANDATORY
  BEFORE THE MATURITY DATE,        THE COMPANY WILL                                      PAYOUT RULES
    UPON THE DEATH OF THE        PAY THE PROCEEDS TO:             UNLESS                    APPLY*
------------------------------   ----------------------    --------------------------   --------------
BENEFICIARY                      No death proceeds                                      N/A
                                 are payable;
                                 Contract continues.

CONTINGENT BENEFICIARY           No death proceeds                                      N/A
                                 are payable;
                                 Contract continues.

                               QUALIFIED CONTRACTS


                                     THE COMPANY WILL                                      MANDATORY
  BEFORE THE MATURITY DATE,          PAY THE PROCEEDS                                    PAYOUT RULES
    UPON THE DEATH OF THE                   TO:                    UNLESS                    APPLY*
------------------------------    ----------------------   --------------------------   --------------
OWNER/ANNUITANT                   The beneficiary (ies),   Unless the beneficiary       Yes
                                  or if none, to the       elects to continue the
                                  Contract Owner's         Contract rather than
                                  estate.                  receive the distribution.

BENEFICIARY                       No death proceeds                                     N/A
                                  are payable;
                                  Contract continues.

CONTINGENT BENEFICIARY            No death proceeds                                     N/A
                                  are payable;
                                  Contract continues.

--------------
* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy, or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:            GMWB I                   GMWB II                 GMWB III
--------------   -----------------------   ----------------------   ----------------------
ALSO CALLED:            Principal                 Principal                Principal
                        Guarantee                 Guarantee             Guarantee Value

AVAILABILITY:       Not available for       Available on or after    Available on or after
                   purchase on or after       March 28, 2005 if        March 28, 2005 if
                  March 28, 2005, unless   approved in your state   approved in your state
                 GMWB II is not approved
                      in your state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                    GMWB I      GMWB II   GMWB III
                                                                  ----------  ----------  ---------
If you make your first withdrawal BEFORE the 3rd anniversary
after you purchase GMWB:........................................  5% of  RBB   5% of RBB   5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary
after you purchase GMWB:........................................  10% of RBB  10% of RBB  5% of  RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III


                                 ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
                      ----------------------------------------------------    ------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                      --------     ------------------    -----------------    --------    -----------------   ----------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY
PRIOR TO
WITHDRAWAL            $110,000          $100,000              $5,000          $90,000         $100,000             $5,000

PARTIAL                  N/A            (100,000           [5,000 x (1-         N/A           (100,000          [5,000 x (1-
WITHDRAWAL                         x 10,000/110,000)=    90,000/100,000)]=                x 10,000/90,000)=   88,889/100,000)]
REDUCTION (PWR)                          9,091                  500                            $11,111             = $556

GREATER OF PWR                          $10,000                                                $11,111
OR THE DOLLAR
AMOUNT OF THE                        (10,000>9,091)                                        (11,111>10,000)
WITHDRAWAL

CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,111              $556

VALUE
IMMEDIATELY
AFTER WITHDRAWAL      $100,000          $90,000               $4,500          $80,000          $88,889             $4,444

                          WITHDRAWAL EXAMPLE FOR GMWB I



                                 ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
                      ----------------------------------------------------    ------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                      --------     ------------------    -----------------    --------    -----------------   ----------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY
PRIOR TO
WITHDRAWAL            $110,000          $100,000              $5,000          $90,000         $100,000             $5,000

IMMEDIATELY           $100,000          $90,909               $4,545          $80,000         $88,889              $4,444
AFTER
WITHDRAWAL                            [100,000 -              [(5,000                        [100,000 -           [5,000 x
                                        (100,000         x90,909/100,000)]                    (100,000       (88,889/100,000)]
                                   x10,000/110,000)]                                       x10,000/90,000)]

CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)            $10,000           $9,091                $455           $10,000         $11,111               $556

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                  -     a qualified retirement plan (Code Section 401),

                  -     a tax-sheltered annuity (Code Section 403(b)),

                  -     an individual retirement account (Code Sections 408(a)),

                  - an individual retirement annuity (Code Section 408(b)), or

                  -     a qualified deferred compensation plan (Code Section
                        457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004--9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

       - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                          GMWB I  GMWB II  GMWB III
                                          ------  -------  --------
Current Annual Charge..................   0.40%    0.50%     0.25%
Maximum Annual Charge After a Reset....   1.00%    1.00%     N/A

 MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death (if available with your Contract), and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                        GMWB I                          GMWB II                       GMWB III
                           ------------------------------   -----------------------------    ----------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary

ANNUAL CHARGE                           0.40%                           0.50%                           0.25%

RESET                                    Yes                             Yes                              No

CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th

                                                             anniversary of GMWB purchase    anniversary of GMWB purchase

INVESTMENT RESTRICTIONS                  No                              Yes                             Yes

WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB

Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase Payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, of on the Rider Maturity Date the Contract Value, which included all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.

     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                           INCREASING CONTRACT VALUE                      DECLINING CONTRACT VALUE
                                 -------------------------------------------   -------------------------------------------
                                                      BASE                                         BASE
                                                  CALCULATION                                   CALCULATION
                                 CONTRACT VALUE      AMOUNT     BENEFIT BASE   CONTRACT VALUE      AMOUNT     BENEFIT BASE
                                 --------------   -----------   ------------   --------------   -----------  -------------
                                                                    Not                                           Not
VALUE AS OF GMAB RIDER              $100,000        $100,000     Applicable       $100,000       $100,000      Applicable
EFFECTIVE DATE

VALUE AS OF RIDER MATURITY          $115,000        $100,000      $100,000        $ 85,000       $100,000       $100,000
DATE

AMOUNT APPLIED TO CONTRACT                          $      0(1)                   $ 15,000(2)
VALUE DUE TO GMAB RIDER

1 If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

2 If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT

                                ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS   ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                                 -----------------------------------------------------------------------------------------
                                                                   BASE                                            BASE
                                                   PURCHASE     CALCULATION                      PURCHASE      CALCULATION
                                 CONTRACT VALUE    PAYMENT         AMOUNT      CONTRACT VALUE    PAYMENT          AMOUNT
                                 --------------   -----------   -----------    --------------   -----------   ------------
VALUE AS OF GMAB RIDER              $100,000        $100,000     $100,000         $100,000       $100,000       $100,000
EFFECTIVE DATE
                                                       Not                                          Not
VALUE BEFORE ADDITIONAL             $120,000        Applicable   $100,000         $120,000       Applicable     $100,000
PURCHASE PAYMENT

VALUE AFTER ADDITIONAL              $130,000        $ 10,000     $110,000         $130,000       $ 10,000       $100,000
PURCHASE PAYMENT

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

       EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT

                                                                 ASSUMING INCREASING CONTRACT VALUE
                                 ------------------------------------------------------------------------------------------------
                                                                                                                REDUCTION TO BASE
                                                    BASE CALCULATION   PARTIAL WITHDRAWAL   PARTIAL SURRENDER      CALCULATION
                                   CONTRACT VALUE        AMOUNT              AMOUNT             REDUCTION             AMOUNT
                                 ----------------   ----------------   ------------------   -----------------   -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE DATE                $100,000            $100,000         Not Applicable      Not Applicable      Not Applicable

VALUE IMMEDIATELY
PRIOR TO PARTIAL                    $115,000            $100,000         Not Applicable      Not Applicable      Not Applicable
WITHDRAWAL

VALUE IMMEDIATELY
FOLLOWING PARTIAL                   $105,000            $ 90,000            $10,000              $8,696             $10,000
WITHDRAWAL


                                                                 ASSUMING INCREASING CONTRACT VALUE
                                 ------------------------------------------------------------------------------------------------
                                                                                                                REDUCTION TO BASE
                                                    BASE CALCULATION   PARTIAL WITHDRAWAL   PARTIAL SURRENDER      CALCULATION
                                   CONTRACT VALUE        AMOUNT              AMOUNT             REDUCTION             AMOUNT
                                 ----------------   ----------------   ------------------   -----------------   -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE DATE                $100,000            $100,000         Not Applicable      Not Applicable      Not Applicable

VALUE IMMEDIATELY
PRIOR TO PARTIAL                    $ 85,000            $100,000         Not Applicable      Not Applicable      Not Applicable
WITHDRAWAL

VALUE IMMEDIATELY
FOLLOWING PARTIAL                   $ 75,000            $ 88,235            $10,000             $11,765             $11,765
WITHDRAWAL

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

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     -    You may allocate your Contract Value in one or more of the Class B
          Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.

     - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Class B Subaccounts that are currently offered under the Contract. The remaining Subaccounts are classified as Class A.

                 CLASS B SUBACCOUNTS/
                  UNDERLYING FUNDS
-------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    Franklin Income Securities Fund
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
    Legg Mason Partners Variable Adjustable Rate Income Portfolio
    Legg Mason Partners Variable High Income Portfolio
    Legg Mason Partners Variable Money Market Portfolio
MET INVESTORS SERIES TRUST
    Pioneer Strategic Income Portfolio
METROPOLITAN SERIES FUND, INC.
    BlackRock Bond Income Portfolio
PIMCO VARIABLE INSURANCE TRUST
    Real Return Portfolio
    Total Return Portfolio

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You

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must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

     Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

     Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described

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

above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

- If loans are available with your Contract, your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

- If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

- Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

- If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among annuity options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life,
(b) for life with a minimum number of payments, (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date,

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

you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity --

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

Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency (see Variable Liquidity Benefit below). We will make periodic payments for the period selected.

Option 6 -- Other Annuity Options -- We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with "Payments for Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to

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be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

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

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

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

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated

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beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans

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
 and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

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

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the

Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your purchase payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

Vintage L is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.

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

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer

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

firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are

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

required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

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

                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                     ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
    Capital Appreciation Fund (3/02)..........................................  2005       1.117         1.297            69,464
                                                                                2004       0.952         1.117            10,285
                                                                                2003       0.777         0.952             5,296
                                                                                2002       1.000         0.777             6,000

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Growth and Income Portfolio -- Class B (5/02)...........  2005       1.113         1.143           433,246
                                                                                2004       1.019         1.113           206,918
                                                                                2003       0.786         1.019           134,576
                                                                                2002       1.000         0.786            70,619

    AllianceBernstein Large-Cap Growth Portfolio -- Class B (2/00)............  2005       1.034         1.166            95,999
                                                                                2004       0.973         1.034            75,694
                                                                                2003       0.803         0.973            40,191
                                                                                2002       1.183         0.803             4,743
                                                                                2001       1.000         1.183                --

American Funds Insurance Series
    Global Growth Fund -- Class 2 Shares (2/00)...............................  2005       1.473         1.649         1,392,866
                                                                                2004       1.322         1.473           689,281
                                                                                2003       0.995         1.322           338,279
                                                                                2002       1.188         0.995           108,035
                                                                                2001       1.000         1.188                --

    Growth Fund -- Class 2 Shares (2/00)......................................  2005       1.362         1.553         5,108,335
                                                                                2004       1.233         1.362         3,022,506
                                                                                2003       0.918         1.233         1,910,413
                                                                                2002       1.238         0.918           519,111
                                                                                2001       1.000         1.238             5,663

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
    Growth-Income Fund -- Class 2 Shares (2/00)...............................  2005       1.291         1.341         5,384,780
                                                                                2004       1.191         1.291         3,748,375
                                                                                2003       0.916         1.191         2,541,469
                                                                                2002       1.143         0.916           825,826
                                                                                2001       1.000         1.143             6,095

Delaware VIP Trust
    Delaware VIP REIT Series -- Standard Class (3/02).........................  2005       1.618         1.703           444,721
                                                                                2004       1.255         1.618           282,289
                                                                                2003       0.953         1.255           261,390
                                                                                2002       1.000         0.953           110,495

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund -- Class III (11/03)..................  2005       1.204         1.302           230,497
                                                                                2004       1.074         1.204            45,466
                                                                                2003       1.000         1.074                --

    Mercury Value Opportunities V.I. Fund -- Class III (11/03)................  2005       1.202         1.299           372,761
                                                                                2004       1.067         1.202            73,290
                                                                                2003       1.000         1.067                --

Franklin Templeton Variable Insurance Products Trust
    Franklin Income Securities Fund -- Class 2 Shares (5/05)..................  2005       1.000         1.032           360,823

    Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares (2/00)....  2005       1.267         1.303           828,548
                                                                                2004       1.158         1.267           703,458
                                                                                2003       0.859         1.158           247,570
                                                                                2002       1.228         0.859            73,361
                                                                                2001       1.000         1.228                --

    Mutual Shares Securities Fund -- Class 2 Shares (5/02)....................  2005       1.144         1.242         1,920,497
                                                                                2004       1.035         1.144           911,365
                                                                                2003       0.842         1.035           482,403
                                                                                2002       1.000         0.842           112,568

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
    Templeton Developing Markets Securities Fund -- Class 2 Shares (5/03).....  2005       1.767         2.211           453,826
                                                                                2004       1.444         1.767            74,045
                                                                                2003       1.000         1.444             6,032

    Templeton Foreign Securities Fund -- Class 2 Shares (2/00)................  2005       1.369         1.481         1,323,471
                                                                                2004       1.177         1.369           672,403
                                                                                2003       0.907         1.177           254,384
                                                                                2002       1.134         0.907           136,180
                                                                                2001       1.000         1.134                --

    Templeton Growth Securities Fund -- Class 2 Shares (5/02).................  2005       1.166         1.246           699,854
                                                                                2004       1.024         1.166           204,395
                                                                                2003       0.789         1.024            96,803
                                                                                2002       1.000         0.789            58,188

Greenwich Street Series Fund
    Appreciation Portfolio (6/00).............................................  2005       1.202         1.231         2,791,436
                                                                                2004       1.125         1.202         2,527,277
                                                                                2003       0.920         1.125         2,308,725
                                                                                2002       1.137         0.920           523,480
                                                                                2001       1.000         1.137                --

    Diversified Strategic Income Portfolio (7/00).............................  2005       1.197         1.205         1,763,130
                                                                                2004       1.142         1.197         1,620,778
                                                                                2003       1.041         1.142           729,132
                                                                                2002       1.012         1.041           144,253
                                                                                2001       1.000         1.012                --

    Equity Index Portfolio -- Class II Shares (6/00)..........................  2005       1.180         1.208         2,001,890
                                                                                2004       1.091         1.180         1,576,990
                                                                                2003       0.870         1.091         1,068,257
                                                                                2002       1.141         0.870           208,514
                                                                                2001       1.000         1.141                --

    Fundamental Value Portfolio (6/00)........................................  2005       1.310         1.347         2,282,236
                                                                                2004       1.233         1.310         2,104,693
                                                                                2003       0.906         1.233         1,683,561
                                                                                2002       1.173         0.906           528,533
                                                                                2001       1.000         1.173                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
Janus Aspen Series
    Mid Cap Growth Portfolio -- Service Shares (5/00).........................  2005       1.279         1.406           122,864
                                                                                2004       1.081         1.279           131,294
                                                                                2003       0.817         1.081           131,035
                                                                                2002       1.158         0.817            43,642
                                                                                2001       1.000         1.158                --

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)..............................  2005       1.502         1.534           386,440
                                                                                2004       1.332         1.502           112,428
                                                                                2003       1.000         1.332           101,266

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)........................................  2005       1.372         1.391           516,959
                                                                                2004       1.241         1.372           439,996
                                                                                2003       1.000         1.241             9,795

    Mid-Cap Value Portfolio (5/03)............................................  2005       1.529         1.625           891,248
                                                                                2004       1.256         1.529           337,639
                                                                                2003       1.000         1.256           171,217

PIMCO Variable Insurance Trust
    Real Return Portfolio -- Administrative Class (5/03)......................  2005       1.117         1.119         2,555,183
                                                                                2004       1.045         1.117           974,468
                                                                                2003       1.000         1.045           233,173

    Total Return Portfolio -- Administrative Class (5/01).....................  2005       1.140         1.146        12,289,203
                                                                                2004       1.107         1.140        11,093,565
                                                                                2003       1.074         1.107        10,441,947
                                                                                2002       1.003         1.074         3,411,930
                                                                                2001       1.000         1.003                --

Putnam Variable Trust
    Putnam VT International Equity Fund -- Class IB Shares (5/01).............  2005       1.323         1.458           188,294
                                                                                2004       1.160         1.323           191,672
                                                                                2003       0.919         1.160           186,378
                                                                                2002       1.138         0.919            63,610
                                                                                2001       1.000         1.138                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
    Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..................  2005       1.783         1.874           418,626
                                                                                2004       1.439         1.783           396,956
                                                                                2003       0.980         1.439           376,864
                                                                                2002       1.221         0.980           182,271
                                                                                2001       1.000         1.221                --

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund -- Class I (6/00)............................................  2005       1.204         1.229         1,548,293
                                                                                2004       1.132         1.204         1,643,520
                                                                                2003       0.829         1.132         1,213,718
                                                                                2002       1.127         0.829           482,311
                                                                                2001       1.000         1.127             6,229

    Investors Fund -- Class I (1/01)..........................................  2005       1.205         1.261         1,014,142
                                                                                2004       1.112         1.205         1,069,597
                                                                                2003       0.856         1.112           738,841
                                                                                2002       1.134         0.856           316,814
                                                                                2001       1.000         1.134                --

    Small Cap Growth Fund -- Class I (3/00)...................................  2005       1.329         1.369           467,037
                                                                                2004       1.176         1.329           436,895
                                                                                2003       0.805         1.176           267,896
                                                                                2002       1.255         0.805            20,161
                                                                                2001       1.000         1.255                --

Smith Barney Investment Series
    Smith Barney Dividend Strategy Portfolio (5/01)...........................  2005       1.008         0.988           274,180
                                                                                2004       0.993         1.008           129,017
                                                                                2003       0.819         0.993            60,101
                                                                                2002       1.128         0.819            13,026
                                                                                2001       1.000         1.128                --

    Smith Barney Premier Selections All Cap Growth Portfolio (5/01)...........  2005       1.146         1.196            44,833
                                                                                2004       1.135         1.146            46,001
                                                                                2003       0.861         1.135            33,703
                                                                                2002       1.198         0.861            24,619
                                                                                2001       1.000         1.198                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
Smith Barney Multiple Discipline Trust
    Multiple Discipline Portfolio -- All Cap Growth and Value (10/02).........  2005       1.432         1.480         2,931,737
                                                                                2004       1.368         1.432         1,902,696
                                                                                2003       1.060         1.368         1,000,414
                                                                                2002       1.000         1.060           228,011

    Multiple Discipline Portfolio -- Balanced All Cap Growth and Value
    (10/02)...................................................................  2005       1.280         1.310         6,959,628
                                                                                2004       1.242         1.280         4,117,282
                                                                                2003       1.037         1.242         1,860,167
                                                                                2002       1.000         1.037           367,255

    Multiple Discipline Portfolio -- Global All Cap Growth and Value (10/02)..  2005       1.500         1.569         1,001,500
                                                                                2004       1.386         1.500           388,786
                                                                                2003       1.073         1.386           193,380
                                                                                2002       1.000         1.073            27,934

    Multiple Discipline Portfolio -- Large Cap Growth and Value (10/02).......  2005       1.417         1.441           941,155
                                                                                2004       1.353         1.417           596,551
                                                                                2003       1.068         1.353           416,126
                                                                                2002       1.000         1.068            43,322

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (5/01).................................  2005       1.196         1.277           190,318
                                                                                2004       1.144         1.196           375,673
                                                                                2003       0.901         1.144           277,176
                                                                                2002       1.206         0.901            89,349
                                                                                2001       1.000         1.206                --

    Equity Income Portfolio (10/00)...........................................  2005       1.326         1.360         2,433,988
                                                                                2004       1.229         1.326         2,231,165
                                                                                2003       0.955         1.229         1,497,940
                                                                                2002       1.130         0.955           132,792
                                                                                2001       1.000         1.130                --

    Large Cap Portfolio (6/00)................................................  2005       1.103         1.177           305,074
                                                                                2004       1.055         1.103           587,004
                                                                                2003       0.862         1.055           525,495

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
    Large Cap Portfolio  (continued)..........................................  2002       1.138         0.862            71,115
                                                                                2001       1.000         1.138                --

    Managed Allocation Series: Aggressive Portfolio (5/05)....................  2005       1.000         1.108             4,537

    Managed Allocation Series: Conservative Portfolio (7/05)..................  2005       1.007         1.019            25,289

    Managed Allocation Series: Moderate Portfolio (6/05)......................  2005       1.008         1.053            49,057

    Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)...........  2005       1.000         1.086            44,275

    Managed Allocation Series: Moderate-Conservative Portfolio (6/05).........  2005       1.000         1.030             4,434

    Mercury Large Cap Core Portfolio (6/00)...................................  2005       1.145         1.259           382,840
                                                                                2004       1.006         1.145           528,392
                                                                                2003       0.846         1.006           438,531
                                                                                2002       1.151         0.846            27,272
                                                                                2001       1.000         1.151                --

    MFS(R) Emerging Growth Portfolio (2/00)...................................  2005       1.104         1.070                --
                                                                                2004       0.997         1.104           180,941
                                                                                2003       0.787         0.997           112,048
                                                                                2002       1.219         0.787            33,294
                                                                                2001       1.000         1.219                --

    MFS(R) Mid Cap Growth Portfolio (3/02)....................................  2005       0.827         0.837           363,071
                                                                                2004       0.738         0.827           197,288
                                                                                2003       0.549         0.738            79,566
                                                                                2002       1.000         0.549             6,056

    MFS(R) Total Return Portfolio (7/00)......................................  2005       1.258         1.271         5,187,440
                                                                                2004       1.150         1.258         4,470,787
                                                                                2003       1.005         1.150         3,403,681
                                                                                2002       1.081         1.005           458,806
                                                                                2001       1.000         1.081                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
    MFS(R) Value Portfolio (5/04).............................................  2005       1.119         1.169           425,726
                                                                                2004       1.000         1.119            22,370

    Mondrian International Stock Portfolio (3/02).............................  2005       1.209         1.300           476,199
                                                                                2004       1.064         1.209           377,856
                                                                                2003       0.843         1.064            45,040
                                                                                2002       1.000         0.843             7,884

    Pioneer Fund Portfolio (5/03).............................................  2005       1.324         1.377           109,545
                                                                                2004       1.213         1.324            68,258
                                                                                2003       1.000         1.213            14,955

    Pioneer Mid Cap Value Portfolio (7/05)....................................  2005       1.036         1.038             2,664

    Pioneer Strategic Income Portfolio (5/04).................................  2005       1.092         1.112         1,908,893
                                                                                2004       1.000         1.092           828,053

    Strategic Equity Portfolio (6/00).........................................  2005       1.054         1.056           229,625
                                                                                2004       0.974         1.054           192,976
                                                                                2003       0.749         0.974           137,627
                                                                                2002       1.148         0.749            83,170
                                                                                2001       1.000         1.148                --

    Style Focus Series: Small Cap Growth Portfolio (6/05).....................  2005       1.027         1.113             8,406

    Style Focus Series: Small Cap Value Portfolio (5/05)......................  2005       1.000         1.109            15,029

    Travelers Managed Income Portfolio (7/00).................................  2005       1.057         1.052         3,723,014
                                                                                2004       1.047         1.057         3,291,375
                                                                                2003       0.984         1.047         2,134,736
                                                                                2002       0.981         0.984           483,229
                                                                                2001       1.000         0.981                --

    Van Kampen Enterprise Portfolio (4/00)....................................  2005       1.041         1.102           258,617
                                                                                2004       1.021         1.041           124,503
                                                                                2003       0.828         1.021            78,814
                                                                                2002       1.194         0.828                --
                                                                                2001       1.000         1.194                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio -- Class I Shares (9/03)..............  2005       0.991         0.996           337,114
                                                                                2004       0.998         0.991            90,836
                                                                                2003       1.000         0.998             2,550

    Smith Barney Aggressive Growth Portfolio (3/00)...........................  2005       1.143         1.253         3,688,212
                                                                                2004       1.059         1.143         3,272,963
                                                                                2003       0.802         1.059         2,216,985
                                                                                2002       1.213         0.802           741,620
                                                                                2001       1.000         1.213             5,724

    Smith Barney High Income Portfolio (8/00).................................  2005       1.337         1.347         1,752,598
                                                                                2004       1.234         1.337         1,653,614
                                                                                2003       0.985         1.234         1,341,664
                                                                                2002       1.037         0.985           201,900
                                                                                2001       1.000         1.037                --

    Smith Barney Large Capitalization Growth Portfolio (2/00).................  2005       1.245         1.286         1,397,017
                                                                                2004       1.264         1.245         1,352,456
                                                                                2003       0.872         1.264         1,110,282
                                                                                2002       1.181         0.872           384,417
                                                                                2001       1.000         1.181                --

    Smith Barney Mid Cap Core Portfolio (4/00)................................  2005       1.352         1.437           576,586
                                                                                2004       1.247         1.352           654,161
                                                                                2003       0.979         1.247           544,924
                                                                                2002       1.233         0.979           270,753
                                                                                2001       1.000         1.233                --

    Smith Barney Money Market Portfolio (2/00)................................  2005       0.973         0.982         2,876,757
                                                                                2004       0.983         0.973         3,211,212
                                                                                2003       0.995         0.983         2,901,484
                                                                                2002       1.000         0.995         2,395,570
                                                                                2001       1.000         1.000                --

Van Kampen Life Investment Trust
    Emerging Growth Portfolio -- Class I Shares (2/00)........................  2005       0.987         1.046           126,788
                                                                                2004       0.940         0.987            96,939
                                                                                2003       0.752         0.940            68,581

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
    Emerging Growth Portfolio -- Class I Shares  (continued)..................  2002       1.134         0.752            28,027
                                                                                2001       1.000         1.134                --

Variable Annuity Portfolios
    Smith Barney Small Cap Growth Opportunities Portfolio (5/01)..............  2005       1.403         1.445           342,386
                                                                                2004       1.236         1.403           292,379
                                                                                2003       0.887         1.236           145,645
                                                                                2002       1.215         0.887            36,890
                                                                                2001       1.000         1.215                --

Variable Insurance Products Fund
    Contrafund<< Portfolio -- Service Class (5/00)............................  2005       1.419         1.628         2,046,688
                                                                                2004       1.254         1.419         1,366,552
                                                                                2003       0.995         1.254           855,032
                                                                                2002       1.119         0.995           157,173
                                                                                2001       1.000         1.119                --

    Mid Cap Portfolio -- Service Class 2 (3/02)...............................  2005       1.418         1.643         1,993,749
                                                                                2004       1.159         1.418         1,597,208
                                                                                2003       0.854         1.159         1,203,368
                                                                                2002       1.000         0.854           289,347

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.70%

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
    Capital Appreciation Fund (3/02)..........................................  2005       1.167         1.343                --
                                                                                2004       1.000         1.167                --

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Growth and Income Portfolio -- Class B (5/02)...........  2005       1.079         1.099                --
                                                                                2004       1.000         1.079                --

    AllianceBernstein Large-Cap Growth Portfolio -- Class B (2/00)............  2005       1.056         1.181                --
                                                                                2004       1.000         1.056                --

American Funds Insurance Series
    Global Growth Fund -- Class 2 Shares (2/00)...............................  2005       1.111         1.234             4,830
                                                                                2004       1.000         1.111                --

    Growth Fund -- Class 2 Shares (2/00)......................................  2005       1.084         1.226            14,444
                                                                                2004       1.000         1.084                --

    Growth-Income Fund -- Class 2 Shares (2/00)...............................  2005       1.063         1.095            28,099
                                                                                2004       1.000         1.063                --

Delaware VIP Trust
    Delaware VIP REIT Series -- Standard Class (3/02).........................  2005       1.285         1.341                --
                                                                                2004       1.000         1.285                --

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund -- Class III (11/03)..................  2005       1.115         1.196             4,422
                                                                                2004       1.000         1.115                --

    Mercury Value Opportunities V.I. Fund -- Class III (11/03)................  2005       1.117         1.197            28,051
                                                                                2004       1.000         1.117                --

Franklin Templeton Variable Insurance Products Trust
    Franklin Income Securities Fund -- Class 2 Shares (5/05)..................  2005       1.000         1.026                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
    Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares (2/00)....  2005       1.083         1.105                --
                                                                                2004       1.000         1.083                --

    Mutual Shares Securities Fund -- Class 2 Shares (5/02)....................  2005       1.098         1.182                --
                                                                                2004       1.000         1.098                --

    Templeton Developing Markets Securities Fund -- Class 2 Shares (5/03).....  2005       1.259         1.562             1,944
                                                                                2004       1.000         1.259                --

    Templeton Foreign Securities Fund -- Class 2 Shares (2/00)................  2005       1.154         1.237             4,762
                                                                                2004       1.000         1.154                --

    Templeton Growth Securities Fund -- Class 2 Shares (5/02).................  2005       1.117         1.184                --
                                                                                2004       1.000         1.117                --

Greenwich Street Series Fund
    Appreciation Portfolio (6/00).............................................  2005       1.055         1.071            31,278
                                                                                2004       1.000         1.055                --

    Diversified Strategic Income Portfolio (7/00).............................  2005       1.068         1.066                --
                                                                                2004       1.000         1.068                --

    Equity Index Portfolio -- Class II Shares (6/00)..........................  2005       1.068         1.084                --
                                                                                2004       1.000         1.068                --

    Fundamental Value Portfolio (6/00)........................................  2005       1.056         1.077             5,857
                                                                                2004       1.000         1.056                --

Janus Aspen Series
    Mid Cap Growth Portfolio -- Service Shares (5/00).........................  2005       1.128         1.230                --
                                                                                2004       1.000         1.128                --

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)..............................  2005       1.124         1.138                --
                                                                                2004       1.000         1.124                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)........................................  2005       1.098         1.103                --
                                                                                2004       1.000         1.098                --

    Mid-Cap Value Portfolio (5/03)............................................  2005       1.158         1.220            13,558
                                                                                2004       1.000         1.158                --

PIMCO Variable Insurance Trust
    Real Return Portfolio -- Administrative Class (5/03)......................  2005       1.065         1.059            12,485
                                                                                2004       1.000         1.065                --

    Total Return Portfolio -- Administrative Class (5/01).....................  2005       1.042         1.039            22,918
                                                                                2004       1.000         1.042                --

Putnam Variable Trust
    Putnam VT International Equity Fund -- Class IB Shares (5/01).............  2005       1.157         1.264                --
                                                                                2004       1.000         1.157                --

    Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..................  2005       1.191         1.241                --
                                                                                2004       1.000         1.191                --

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund -- Class I (6/00)............................................  2005       1.055         1.069                --
                                                                                2004       1.000         1.055                --

    Investors Fund -- Class I (1/01)..........................................  2005       1.077         1.117                --
                                                                                2004       1.000         1.077                --

    Small Cap Growth Fund -- Class I (3/00)...................................  2005       1.164         1.188                --
                                                                                2004       1.000         1.164                --

Smith Barney Investment Series
    Smith Barney Dividend Strategy Portfolio (5/01)...........................  2005       1.014         0.985                --
                                                                                2004       1.000         1.014                --

    Smith Barney Premier Selections All Cap Growth Portfolio (5/01)...........  2005       1.024         1.060                --
                                                                                2004       1.000         1.024                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
Smith Barney Multiple Discipline Trust
    Multiple Discipline Portfolio -- All Cap Growth and Value (10/02).........  2005       1.037         1.062                --
                                                                                2004       1.000         1.037                --

    Multiple Discipline Portfolio -- Balanced All Cap Growth and Value
    (10/02)...................................................................  2005       1.029         1.044           146,523
                                                                                2004       1.000         1.029                --

    Multiple Discipline Portfolio -- Global All Cap Growth and Value (10/02)..  2005       1.065         1.104                --
                                                                                2004       1.000         1.065                --

    Multiple Discipline Portfolio -- Large Cap Growth and Value (10/02).......  2005       1.031         1.039                --
                                                                                2004       1.000         1.031                --

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (5/01).................................  2005       1.053         1.114            68,471
                                                                                2004       1.000         1.053                --

    Equity Income Portfolio (10/00)...........................................  2005       1.100         1.119                --
                                                                                2004       1.000         1.100                --

    Large Cap Portfolio (6/00)................................................  2005       1.046         1.107                --
                                                                                2004       1.000         1.046                --

    Managed Allocation Series: Aggressive Portfolio (5/05)....................  2005       1.000         1.102                --

    Managed Allocation Series: Conservative Portfolio (7/05)..................  2005       1.006         1.014                --

    Managed Allocation Series: Moderate Portfolio (6/05)......................  2005       1.007         1.048           117,297

    Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)...........  2005       1.000         1.080                --

    Managed Allocation Series: Moderate-Conservative Portfolio (6/05).........  2005       1.000         1.025                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
    Mercury Large Cap Core Portfolio (6/00)...................................  2005       1.122         1.224                --
                                                                                2004       1.000         1.122                --

    MFS(R) Emerging Growth Portfolio (2/00)...................................  2005       1.080         1.046                --
                                                                                2004       1.000         1.080                --

    MFS(R) Mid Cap Growth Portfolio (3/02)....................................  2005       1.071         1.075             4,744
                                                                                2004       1.000         1.071                --

    MFS(R) Total Return Portfolio (7/00)......................................  2005       1.094         1.096           157,897
                                                                                2004       1.000         1.094                --

    MFS(R) Value Portfolio (5/04).............................................  2005       1.124         1.165            22,336
                                                                                2004       1.000         1.124                --

    Mondrian International Stock Portfolio (3/02).............................  2005       1.143         1.218                --
                                                                                2004       1.000         1.143                --

    Pioneer Fund Portfolio (5/03).............................................  2005       1.091         1.126                --
                                                                                2004       1.000         1.091                --

    Pioneer Mid Cap Value Portfolio (7/05)....................................  2005       1.035         1.033                --

    Pioneer Strategic Income Portfolio (5/04).................................  2005       1.102         1.112            16,285
                                                                                2004       1.000         1.102                --

    Strategic Equity Portfolio (6/00).........................................  2005       1.096         1.088                --
                                                                                2004       1.000         1.096                --

    Style Focus Series: Small Cap Growth Portfolio (6/05).....................  2005       1.026         1.108                --

    Style Focus Series: Small Cap Value Portfolio (5/05)......................  2005       1.000         1.103                --

    Travelers Managed Income Portfolio (7/00).................................  2005       1.027         1.013           163,216
                                                                                2004       1.000         1.027                --

    Van Kampen Enterprise Portfolio (4/00)....................................  2005       1.034         1.086                --
                                                                                2004       1.000         1.034                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio -- Class I Shares (9/03)..............  2005       0.996         0.992             6,323
                                                                                2004       1.000         0.996                --

    Smith Barney Aggressive Growth Portfolio (3/00)...........................  2005       1.064         1.156            71,280
                                                                                2004       1.000         1.064                --

    Smith Barney High Income Portfolio (8/00).................................  2005       1.083         1.081                --
                                                                                2004       1.000         1.083                --

    Smith Barney Large Capitalization Growth Portfolio (2/00).................  2005       0.988         1.012                --
                                                                                2004       1.000         0.988                --

    Smith Barney Mid Cap Core Portfolio (4/00)................................  2005       1.092         1.152             8,686
                                                                                2004       1.000         1.092                --

    Smith Barney Money Market Portfolio (2/00)................................  2005       0.992         0.992            23,155
                                                                                2004       1.000         0.992                --

Van Kampen Life Investment Trust
    Emerging Growth Portfolio -- Class I Shares (2/00)........................  2005       1.057         1.110                --
                                                                                2004       1.000         1.057                --

Variable Annuity Portfolios
    Smith Barney Small Cap Growth Opportunities Portfolio (5/01)..............  2005       1.167         1.192                --
                                                                                2004       1.000         1.167                --

Variable Insurance Products Fund
    Contrafund(R) Portfolio -- Service Class (5/00)...........................  2005       1.105         1.257                --
                                                                                2004       1.000         1.105                --

    Mid Cap Portfolio -- Service Class 2 (3/02)...............................  2005       1.225         1.407             2,809
                                                                                2004       1.000         1.225                --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B Shares is no longer available to new contract owners.

Franklin Small-Mid Cap Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Primier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
    Capital Appreciation Fund (6/02)..........................................  2005       1.117         1.297           200,941
                                                                                2004       0.952         1.117           274,552
                                                                                2003       0.777         0.952           276,632
                                                                                2002       0.877         0.777           223,435

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Growth and Income Portfolio -- Class B (5/02)...........  2005       1.113         1.143         1,135,267
                                                                                2004       1.019         1.113         1,187,584
                                                                                2003       0.786         1.019         1,180,761
                                                                                2002       0.980         0.786           442,063

    AllianceBernstein Large-Cap Growth Portfolio -- Class B (11/99)...........  2005       1.034         1.166           244,221
                                                                                2004       0.973         1.034           458,633
                                                                                2003       0.803         0.973           483,364
                                                                                2002       1.183         0.803           440,010
                                                                                2001       1.000         1.183            25,673

American Funds Insurance Series
    Global Growth Fund -- Class 2 Shares (11/99)..............................  2005       1.473         1.649         1,914,049
                                                                                2004       1.322         1.473         1,965,953
                                                                                2003       0.995         1.322         1,577,762
                                                                                2002       1.188         0.995           579,448
                                                                                2001       1.000         1.188            53,009

    Growth Fund -- Class 2 Shares (11/99).....................................  2005       1.362         1.553         6,908,813
                                                                                2004       1.233         1.362         7,498,271
                                                                                2003       0.918         1.233         6,289,036
                                                                                2002       1.238         0.918         2,672,503
                                                                                2001       1.000         1.238           328,550

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
    Growth-Income Fund -- Class 2 Shares (11/99)..............................  2005       1.291         1.341         6,617,005
                                                                                2004       1.191         1.291         7,869,519
                                                                                2003       0.916         1.191         6,886,746
                                                                                2002       1.143         0.916         3,517,428
                                                                                2001       1.000         1.143           483,056

Delaware VIP Trust
    Delaware VIP REIT Series -- Standard Class (6/02).........................  2005       1.618         1.703           399,140
                                                                                2004       1.255         1.618           534,356
                                                                                2003       0.953         1.255           420,706
                                                                                2002       1.046         0.953           169,208

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund -- Class III (11/03)..................  2005       1.204         1.302            60,422
                                                                                2004       1.074         1.204            34,482
                                                                                2003       1.000         1.074             5,122

    Mercury Value Opportunities V.I. Fund -- Class III (11/03)................  2005       1.202         1.299           117,915
                                                                                2004       1.067         1.202            26,373
                                                                                2003       1.000         1.067                --

Franklin Templeton Variable Insurance Products Trust
    Franklin Income Securities Fund -- Class 2 Shares (5/05)..................  2005       0.984         1.032           156,613

    Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares (11/99)...  2005       1.267         1.303           683,312
                                                                                2004       1.158         1.267           909,411
                                                                                2003       0.859         1.158           907,594
                                                                                2002       1.228         0.859           479,572
                                                                                2001       1.000         1.228            19,240

    Mutual Shares Securities Fund -- Class 2 Shares (5/02)....................  2005       1.144         1.242         1,734,260
                                                                                2004       1.035         1.144         1,999,529
                                                                                2003       0.842         1.035         1,608,369
                                                                                2002       0.999         0.842           719,789

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
    Templeton Developing Markets Securities Fund -- Class 2 Shares (5/03).....  2005       1.767         2.211           838,387
                                                                                2004       1.444         1.767           538,483
                                                                                2003       1.000         1.444            73,437

    Templeton Foreign Securities Fund -- Class 2 Shares (11/99)...............  2005       1.369         1.481         2,258,919
                                                                                2004       1.177         1.369         1,963,706
                                                                                2003       0.907         1.177         1,293,188
                                                                                2002       1.134         0.907           589,742
                                                                                2001       1.000         1.134            29,133

    Templeton Growth Securities Fund -- Class 2 Shares (7/02).................  2005       1.166         1.246           439,470
                                                                                2004       1.024         1.166           662,918
                                                                                2003       0.789         1.024           314,762
                                                                                2002       0.831         0.789           130,925

Greenwich Street Series Fund
    Appreciation Portfolio (11/99)............................................  2005       1.202         1.231         2,572,298
                                                                                2004       1.125         1.202         3,204,167
                                                                                2003       0.920         1.125         3,133,227
                                                                                2002       1.137         0.920         1,845,981
                                                                                2001       1.000         1.137           203,714

    Diversified Strategic Income Portfolio (11/99)............................  2005       1.197         1.205         1,348,770
                                                                                2004       1.142         1.197         1,817,440
                                                                                2003       1.041         1.142         1,747,167
                                                                                2002       1.012         1.041           662,115
                                                                                2001       1.000         1.012           523,138

    Equity Index Portfolio -- Class II Shares (11/99).........................  2005       1.180         1.208         1,239,450
                                                                                2004       1.091         1.180         2,117,905
                                                                                2003       0.870         1.091         2,036,010
                                                                                2002       1.141         0.870           903,725
                                                                                2001       1.000         1.141            46,322

    Fundamental Value Portfolio (12/99).......................................  2005       1.310         1.347         4,177,163
                                                                                2004       1.233         1.310         5,355,555
                                                                                2003       0.906         1.233         4,860,962
                                                                                2002       1.173         0.906         3,156,979
                                                                                2001       1.000         1.173           387,824

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
Janus Aspen Series
    Mid Cap Growth Portfolio -- Service Shares (5/00).........................  2005       1.279         1.406            90,671
                                                                                2004       1.081         1.279           158,448
                                                                                2003       0.817         1.081           160,435
                                                                                2002       1.158         0.817           125,487
                                                                                2001       1.000         1.158            17,376

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)..............................  2005       1.502         1.534           237,592
                                                                                2004       1.332         1.502           247,135
                                                                                2003       1.000         1.332            80,414

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)........................................  2005       1.372         1.391           395,149
                                                                                2004       1.241         1.372           374,495
                                                                                2003       1.000         1.241           244,664

    Mid-Cap Value Portfolio (5/03)............................................  2005       1.529         1.625           961,887
                                                                                2004       1.256         1.529           710,264
                                                                                2003       1.000         1.256           316,447

PIMCO Variable Insurance Trust
    Real Return Portfolio -- Administrative Class (5/03)......................  2005       1.117         1.119         1,495,964
                                                                                2004       1.045         1.117         2,231,285
                                                                                2003       1.000         1.045         1,039,141

    Total Return Portfolio -- Administrative Class (5/01).....................  2005       1.140         1.146        10,573,072
                                                                                2004       1.107         1.140        14,158,270
                                                                                2003       1.074         1.107        14,489,686
                                                                                2002       1.003         1.074         8,698,076
                                                                                2001       1.000         1.003           284,980

Putnam Variable Trust
    Putnam VT International Equity Fund -- Class IB Shares (5/01).............  2005       1.323         1.458           375,153
                                                                                2004       1.160         1.323           516,700
                                                                                2003       0.919         1.160           603,425
                                                                                2002       1.138         0.919           285,369
                                                                                2001       1.000         1.138            52,475

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
    Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..................  2005       1.783         1.874           844,247
                                                                                2004       1.439         1.783         1,134,138
                                                                                2003       0.980         1.439         1,081,087
                                                                                2002       1.221         0.980           712,422
                                                                                2001       1.000         1.221            16,781

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund -- Class I (11/99)...........................................  2005       1.204         1.229         2,575,093
                                                                                2004       1.132         1.204         3,132,904
                                                                                2003       0.829         1.132         2,830,329
                                                                                2002       1.127         0.829         1,972,141
                                                                                2001       1.000         1.127           277,708

    Investors Fund -- Class I (11/99).........................................  2005       1.205         1.261         1,173,271
                                                                                2004       1.112         1.205         1,380,340
                                                                                2003       0.856         1.112           997,741
                                                                                2002       1.134         0.856           806,373
                                                                                2001       1.000         1.134            76,156

    Small Cap Growth Fund -- Class I (11/99)..................................  2005       1.329         1.369           983,324
                                                                                2004       1.176         1.329         1,076,083
                                                                                2003       0.805         1.176         1,094,670
                                                                                2002       1.255         0.805           354,038
                                                                                2001       1.000         1.255             3,283

Smith Barney Investment Series
    Smith Barney Dividend Strategy Portfolio (5/01)...........................  2005       1.008         0.988           275,476
                                                                                2004       0.993         1.008           282,385
                                                                                2003       0.819         0.993           237,783
                                                                                2002       1.128         0.819            29,741
                                                                                2001       1.000         1.128            29,747

    Smith Barney Premier Selections All Cap Growth Portfolio (5/01)...........  2005       1.146         1.196           774,217
                                                                                2004       1.135         1.146           819,997
                                                                                2003       0.861         1.135           822,579
                                                                                2002       1.198         0.861           536,721
                                                                                2001       1.000         1.198             1,868

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
Smith Barney Multiple Discipline Trust
    Multiple Discipline Portfolio -- All Cap Growth and Value (10/02).........  2005       1.432         1.480         5,606,393
                                                                                2004       1.368         1.432         6,521,502
                                                                                2003       1.060         1.368         5,312,500
                                                                                2002       1.000         1.060           964,512

    Multiple Discipline Portfolio -- Balanced All Cap Growth and Value
    (10/02)...................................................................  2005       1.280         1.310         6,280,057
                                                                                2004       1.242         1.280         6,827,909
                                                                                2003       1.037         1.242         5,886,565
                                                                                2002       1.000         1.037           849,098

    Multiple Discipline Portfolio -- Global All Cap Growth and Value (10/02)..  2005       1.500         1.569         2,589,383
                                                                                2004       1.386         1.500         2,421,419
                                                                                2003       1.073         1.386           374,914
                                                                                2002       1.000         1.073            74,562

    Multiple Discipline Portfolio -- Large Cap Growth and Value (10/02).......  2005       1.417         1.441           442,064
                                                                                2004       1.353         1.417           491,432
                                                                                2003       1.068         1.353           261,444
                                                                                2002       1.000         1.068            54,967

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (6/01).................................  2005       1.196         1.277           434,982
                                                                                2004       1.144         1.196           595,498
                                                                                2003       0.901         1.144           327,479
                                                                                2002       1.206         0.901            82,566
                                                                                2001       1.000         1.206             3,553

    Equity Income Portfolio (11/99)...........................................  2005       1.326         1.360         2,251,835
                                                                                2004       1.229         1.326         2,433,328
                                                                                2003       0.955         1.229         1,969,032
                                                                                2002       1.130         0.955           718,818
                                                                                2001       1.000         1.130            27,813

    Large Cap Portfolio (11/99)...............................................  2005       1.103         1.177         1,103,383
                                                                                2004       1.055         1.103           915,748
                                                                                2003       0.862         1.055           794,841

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
    Large Cap Portfolio  (continued)..........................................  2002       1.138         0.862           226,191
                                                                                2001       1.000         1.138            36,628

    Managed Allocation Series: Aggressive Portfolio (6/05)....................  2005       1.045         1.108                --

    Managed Allocation Series: Conservative Portfolio (5/05)..................  2005       1.000         1.019            86,058

    Managed Allocation Series: Moderate Portfolio (5/05)......................  2005       1.000         1.053            78,054

    Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)...........  2005       1.017         1.086         3,561,326

    Managed Allocation Series: Moderate-Conservative Portfolio (8/05).........  2005       1.011         1.030                --

    Mercury Large Cap Core Portfolio (11/99)..................................  2005       1.145         1.259           194,233
                                                                                2004       1.006         1.145           273,915
                                                                                2003       0.846         1.006           172,694
                                                                                2002       1.151         0.846           159,360
                                                                                2001       1.000         1.151               614

    MFS(R) Emerging Growth Portfolio (11/99)..................................  2005       1.104         1.070                --
                                                                                2004       0.997         1.104           424,267
                                                                                2003       0.787         0.997           275,657
                                                                                2002       1.219         0.787           179,610
                                                                                2001       1.000         1.219             4,324

    MFS(R) Mid Cap Growth Portfolio (6/02)....................................  2005       0.827         0.837         1,016,433
                                                                                2004       0.738         0.827           768,481
                                                                                2003       0.549         0.738           783,843
                                                                                2002       0.626         0.549           222,429

    MFS(R) Total Return Portfolio (11/99).....................................  2005       1.258         1.271         9,648,193
                                                                                2004       1.150         1.258        10,625,367
                                                                                2003       1.005         1.150         9,375,765
                                                                                2002       1.081         1.005         4,154,038
                                                                                2001       1.000         1.081           348,528

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
    MFS(R) Value Portfolio (5/04).............................................  2005       1.119         1.169           108,277
                                                                                2004       0.972         1.119                --

    Mondrian International Stock Portfolio (8/02).............................  2005       1.209         1.300           424,780
                                                                                2004       1.064         1.209           404,686
                                                                                2003       0.843         1.064           261,140
                                                                                2002       0.845         0.843            35,971

    Pioneer Fund Portfolio (5/03).............................................  2005       1.324         1.377            25,462
                                                                                2004       1.213         1.324            30,145
                                                                                2003       1.000         1.213            22,941

    Pioneer Mid Cap Value Portfolio (6/05)....................................  2005       1.000         1.038               209

    Pioneer Strategic Income Portfolio (5/04).................................  2005       1.092         1.112           176,162
                                                                                2004       0.983         1.092             7,354

    Strategic Equity Portfolio (11/99)........................................  2005       1.054         1.056           738,970
                                                                                2004       0.974         1.054           840,779
                                                                                2003       0.749         0.974           875,861
                                                                                2002       1.148         0.749           654,693
                                                                                2001       1.000         1.148           122,403

    Style Focus Series: Small Cap Growth Portfolio (5/05).....................  2005       1.000         1.113                --

    Style Focus Series: Small Cap Value Portfolio (5/05)......................  2005       1.005         1.109                --

    Travelers Managed Income Portfolio (11/99)................................  2005       1.057         1.052         2,208,312
                                                                                2004       1.047         1.057         3,414,689
                                                                                2003       0.984         1.047         4,096,730
                                                                                2002       0.981         0.984         2,197,709
                                                                                2001       1.000         0.981            86,039

    Van Kampen Enterprise Portfolio (11/99)...................................  2005       1.041         1.102           216,442
                                                                                2004       1.021         1.041           216,807
                                                                                2003       0.828         1.021            65,519
                                                                                2002       1.194         0.828            50,164
                                                                                2001       1.000         1.194                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio -- Class I Shares (9/03)..............  2005       0.991         0.996           453,573
                                                                                2004       0.998         0.991           429,944
                                                                                2003       1.000         0.998           109,660

    Smith Barney Aggressive Growth Portfolio (11/99)..........................  2005       1.143         1.253         4,973,640
                                                                                2004       1.059         1.143         6,336,022
                                                                                2003       0.802         1.059         6,029,951
                                                                                2002       1.213         0.802         3,744,111
                                                                                2001       1.000         1.213           395,035

    Smith Barney High Income Portfolio (11/99)................................  2005       1.337         1.347         2,011,733
                                                                                2004       1.234         1.337         2,626,527
                                                                                2003       0.985         1.234         2,202,057
                                                                                2002       1.037         0.985           807,357
                                                                                2001       1.000         1.037            54,303

    Smith Barney Large Capitalization Growth Portfolio (11/99)................  2005       1.245         1.286         1,588,431
                                                                                2004       1.264         1.245         1,826,099
                                                                                2003       0.872         1.264         2,146,063
                                                                                2002       1.181         0.872           959,386
                                                                                2001       1.000         1.181           220,733

    Smith Barney Mid Cap Core Portfolio (11/99)...............................  2005       1.352         1.437         1,184,951
                                                                                2004       1.247         1.352         1,428,209
                                                                                2003       0.979         1.247         1,440,600
                                                                                2002       1.233         0.979           736,476
                                                                                2001       1.000         1.233           106,957

    Smith Barney Money Market Portfolio (11/99)...............................  2005       0.973         0.982         2,976,424
                                                                                2004       0.983         0.973         2,990,206
                                                                                2003       0.995         0.983         7,405,805
                                                                                2002       1.000         0.995         8,019,286
                                                                                2001       1.000         1.000         4,696,068

Van Kampen Life Investment Trust
    Emerging Growth Portfolio -- Class I Shares (11/99).......................  2005       0.987         1.046           220,369
                                                                                2004       0.940         0.987           331,269
                                                                                2003       0.752         0.940           350,888

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
    Emerging Growth Portfolio -- Class I Shares  (continued)..................  2002       1.134         0.752           217,610
                                                                                2001       1.000         1.134            81,986

Variable Annuity Portfolios
    Smith Barney Small Cap Growth Opportunities Portfolio (5/01)..............  2005       1.403         1.445           629,540
                                                                                2004       1.236         1.403           853,139
                                                                                2003       0.887         1.236           793,268
                                                                                2002       1.215         0.887           191,027
                                                                                2001       1.000         1.215            20,517

Variable Insurance Products Fund
    Contrafund<< Portfolio -- Service Class (11/99)...........................  2005       1.419         1.628         1,117,054
                                                                                2004       1.254         1.419           871,719
                                                                                2003       0.995         1.254           733,222
                                                                                2002       1.119         0.995           494,365
                                                                                2001       1.000         1.119            61,062

    Mid Cap Portfolio -- Service Class 2 (5/02)...............................  2005       1.418         1.643         1,771,018
                                                                                2004       1.159         1.418         1,933,959
                                                                                2003       0.854         1.159         1,521,044
                                                                                2002       0.993         0.854           558,775

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.70%

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
    Capital Appreciation Fund (6/02)..........................................  2005       1.167         1.343                --
                                                                                2004       1.000         1.167                --

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Growth and Income Portfolio -- Class B (5/02)...........  2005       1.079         1.099                --
                                                                                2004       1.000         1.079                --

    AllianceBernstein Large-Cap Growth Portfolio -- Class B (11/99)...........  2005       1.056         1.181                --
                                                                                2004       1.000         1.056                --

American Funds Insurance Series
    Global Growth Fund -- Class 2 Shares (11/99)..............................  2005       1.111         1.234                --
                                                                                2004       1.000         1.111                --

    Growth Fund -- Class 2 Shares (11/99).....................................  2005       1.084         1.226             2,617
                                                                                2004       1.000         1.084                --

    Growth-Income Fund -- Class 2 Shares (11/99)..............................  2005       1.063         1.095             2,813
                                                                                2004       1.000         1.063                --

Delaware VIP Trust
    Delaware VIP REIT Series -- Standard Class (6/02).........................  2005       1.285         1.341                --
                                                                                2004       1.000         1.285                --

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund -- Class III (11/03)..................  2005       1.115         1.196                --
                                                                                2004       1.000         1.115                --

    Mercury Value Opportunities V.I. Fund -- Class III (11/03)................  2005       1.117         1.197                --
                                                                                2004       1.000         1.117                --

Franklin Templeton Variable Insurance Products Trust
    Franklin Income Securities Fund -- Class 2 Shares (5/05)..................  2005       0.984         1.026                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
    Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares (11/99)...  2005       1.083         1.105                --
                                                                                2004       1.000         1.083                --

    Mutual Shares Securities Fund -- Class 2 Shares (5/02)....................  2005       1.098         1.182             2,646
                                                                                2004       1.000         1.098                --

    Templeton Developing Markets Securities Fund -- Class 2 Shares (5/03).....  2005       1.259         1.562             1,067
                                                                                2004       1.000         1.259                --

    Templeton Foreign Securities Fund -- Class 2 Shares (11/99)...............  2005       1.154         1.237                --
                                                                                2004       1.000         1.154                --

    Templeton Growth Securities Fund -- Class 2 Shares (7/02).................  2005       1.117         1.184                --
                                                                                2004       1.000         1.117                --

Greenwich Street Series Fund
    Appreciation Portfolio (11/99)............................................  2005       1.055         1.071                --
                                                                                2004       1.000         1.055                --

    Diversified Strategic Income Portfolio (11/99)............................  2005       1.068         1.066                --
                                                                                2004       1.000         1.068                --

    Equity Index Portfolio -- Class II Shares (11/99).........................  2005       1.068         1.084                --
                                                                                2004       1.000         1.068                --

    Fundamental Value Portfolio (12/99).......................................  2005       1.056         1.077                --
                                                                                2004       1.000         1.056                --

Janus Aspen Series
    Mid Cap Growth Portfolio -- Service Shares (5/00).........................  2005       1.128         1.230                --
                                                                                2004       1.000         1.128                --

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)..............................  2005       1.124         1.138                --
                                                                                2004       1.000         1.124                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)........................................  2005       1.098         1.103                --
                                                                                2004       1.000         1.098                --

    Mid-Cap Value Portfolio (5/03)............................................  2005       1.158         1.220               880
                                                                                2004       1.000         1.158                --

PIMCO Variable Insurance Trust
    Real Return Portfolio -- Administrative Class (5/03)......................  2005       1.065         1.059                --
                                                                                2004       1.000         1.065                --

    Total Return Portfolio -- Administrative Class (5/01).....................  2005       1.042         1.039             2,145
                                                                                2004       1.000         1.042                --

Putnam Variable Trust
    Putnam VT International Equity Fund -- Class IB Shares (5/01).............  2005       1.157         1.264                --
                                                                                2004       1.000         1.157                --

    Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..................  2005       1.191         1.241                --
                                                                                2004       1.000         1.191                --

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund -- Class I (11/99)...........................................  2005       1.055         1.069                --
                                                                                2004       1.000         1.055                --

    Investors Fund -- Class I (11/99).........................................  2005       1.077         1.117                --
                                                                                2004       1.000         1.077                --

    Small Cap Growth Fund -- Class I (11/99)..................................  2005       1.164         1.188                --
                                                                                2004       1.000         1.164                --

Smith Barney Investment Series
    Smith Barney Dividend Strategy Portfolio (5/01)...........................  2005       1.014         0.985                --
                                                                                2004       1.000         1.014                --

    Smith Barney Premier Selections All Cap Growth Portfolio (5/01)...........  2005       1.024         1.060                --
                                                                                2004       1.000         1.024                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
Smith Barney Multiple Discipline Trust
    Multiple Discipline Portfolio -- All Cap Growth and Value (10/02).........  2005       1.037         1.062            41,632
                                                                                2004       1.000         1.037                --

    Multiple Discipline Portfolio -- Balanced All Cap Growth and Value
    (10/02)...................................................................  2005       1.029         1.044            45,241
                                                                                2004       1.000         1.029                --

    Multiple Discipline Portfolio -- Global All Cap Growth and Value (10/02)..  2005       1.065         1.104                --
                                                                                2004       1.000         1.065                --

    Multiple Discipline Portfolio -- Large Cap Growth and Value (10/02).......  2005       1.031         1.039                --
                                                                                2004       1.000         1.031                --

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (6/01).................................  2005       1.053         1.114                --
                                                                                2004       1.000         1.053                --

    Equity Income Portfolio (11/99)...........................................  2005       1.100         1.119                --
                                                                                2004       1.000         1.100                --

    Large Cap Portfolio (11/99)...............................................  2005       1.046         1.107                --
                                                                                2004       1.000         1.046                --

    Managed Allocation Series: Aggressive Portfolio (6/05)....................  2005       1.044         1.102                --

    Managed Allocation Series: Conservative Portfolio (5/05)..................  2005       1.000         1.014                --

    Managed Allocation Series: Moderate Portfolio (5/05)......................  2005       1.000         1.048                --

    Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)...........  2005       1.016         1.080                --

    Managed Allocation Series: Moderate-Conservative Portfolio (8/05).........  2005       1.010         1.025                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
    Mercury Large Cap Core Portfolio (11/99)..................................  2005       1.122         1.224                --
                                                                                2004       1.000         1.122                --

    MFS(R) Emerging Growth Portfolio (11/99)..................................  2005       1.080         1.046                --
                                                                                2004       1.000         1.080                --

    MFS(R) Mid Cap Growth Portfolio (6/02)....................................  2005       1.071         1.075             1,155
                                                                                2004       1.000         1.071                --

    MFS(R) Total Return Portfolio (11/99).....................................  2005       1.094         1.096                --
                                                                                2004       1.000         1.094                --

    MFS(R) Value Portfolio (5/04).............................................  2005       1.124         1.165                --
                                                                                2004       1.000         1.124                --

    Mondrian International Stock Portfolio (8/02).............................  2005       1.143         1.218                --
                                                                                2004       1.000         1.143                --

    Pioneer Fund Portfolio (5/03).............................................  2005       1.091         1.126                --
                                                                                2004       1.000         1.091                --

    Pioneer Mid Cap Value Portfolio (6/05)....................................  2005       1.000         1.033                --

    Pioneer Strategic Income Portfolio (5/04).................................  2005       1.102         1.112                --
                                                                                2004       1.000         1.102                --

    Strategic Equity Portfolio (11/99)........................................  2005       1.096         1.088                --
                                                                                2004       1.000         1.096                --

    Style Focus Series: Small Cap Growth Portfolio (5/05).....................  2005       1.000         1.108                --

    Style Focus Series: Small Cap Value Portfolio (5/05)......................  2005       1.004         1.103                --

    Travelers Managed Income Portfolio (11/99)................................  2005       1.027         1.013                --
                                                                                2004       1.000         1.027                --

    Van Kampen Enterprise Portfolio (11/99)...................................  2005       1.034         1.086                --
                                                                                2004       1.000         1.034                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                                                  ----  -------------  -------------  ---------------
Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio -- Class I Shares (9/03)..............  2005       0.996         0.992                --
                                                                                2004       1.000         0.996                --

    Smith Barney Aggressive Growth Portfolio (11/99)..........................  2005       1.064         1.156                --
                                                                                2004       1.000         1.064                --

    Smith Barney High Income Portfolio (11/99)................................  2005       1.083         1.081                --
                                                                                2004       1.000         1.083                --

    Smith Barney Large Capitalization Growth Portfolio (11/99)................  2005       0.988         1.012                --
                                                                                2004       1.000         0.988                --

    Smith Barney Mid Cap Core Portfolio (11/99)...............................  2005       1.092         1.152                --
                                                                                2004       1.000         1.092                --

    Smith Barney Money Market Portfolio (11/99)...............................  2005       0.992         0.992                --
                                                                                2004       1.000         0.992                --

Van Kampen Life Investment Trust
    Emerging Growth Portfolio -- Class I Shares (11/99).......................  2005       1.057         1.110                --
                                                                                2004       1.000         1.057                --

Variable Annuity Portfolios
    Smith Barney Small Cap Growth Opportunities Portfolio (5/01)..............  2005       1.167         1.192                --
                                                                                2004       1.000         1.167                --

Variable Insurance Products Fund
    Contrafund(R) Portfolio -- Service Class (11/99)..........................  2005       1.105         1.257                --
                                                                                2004       1.000         1.105                --

    Mid Cap Portfolio -- Service Class 2 (5/02)...............................  2005       1.225         1.407                --
                                                                                2004       1.000         1.225                --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B Shares is no longer available to new contract owners.

Franklin Small-Mid Cap Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

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

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

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                         The Insurance Company
                         Principal Underwriter
                         Distribution and Principal Underwriting Agreement Valuation of Assets
                         Federal Tax Considerations
                         Independent Registered Public Accounting Firm Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum St., 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.

Name:
      -----------------------------------------------
Address:
        ---------------------------------------------

CHECK BOX:

[ ]  MIC-Book-04-08-81-82-83

[ ]  MLAC-Book-04-08-81-82-83

Book 82                                                              May 1, 2006

              PIONEER ANNUISTAR(SM) FLEX VARIABLE ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This Prospectus describes PIONEER ANNUISTARSM FLEX VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

 AIM VARIABLE INSURANCE FUNDS -- SERIES II
   AIM V.I. Capital Appreciation Fund
   AIM V.I. Mid Cap Core Equity Fund
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST --
 CLASS 2
   Franklin Rising Dividends Securities Fund
   Franklin Small-Mid Cap Growth Securities Fund
   Templeton Foreign Securities Fund
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. -- CLASS II+
   Legg Mason Partners Variable All Cap Portfolio+
   Legg Mason Partners Variable Total Return Portfolio+
 LEGG MASON PARTNERS VARIABLE PORTFOLIOS II -- CLASS II+
   Legg Mason Partners Variable Aggressive Growth Portfolio+ MET INVESTORS SERIES TRUST -- CLASS B
   Oppenheimer Capital Appreciation Portfolio+
 METROPOLITAN SERIES FUND, INC.
   Blackrock Money Market Portfolio -- Class A+
   Oppenheimer Global Equity Portfolio -- Class B+
 PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
   Pioneer America Income VCT Portfolio
   Pioneer AmPac Growth VCT Portfolio
   Pioneer Balanced VCT Portfolio
   Pioneer Cullen Value VCT Portfolio
   Pioneer Emerging Markets VCT Portfolio
   Pioneer Equity Income VCT Portfolio
   Pioneer Equity Opportunity VCT Portfolio
   Pioneer Europe VCT Portfolio
   Pioneer Fund VCT Portfolio
   Pioneer Global High Yield VCT Portfolio
   Pioneer Growth Shares VCT Portfolio
   Pioneer High Yield VCT Portfolio
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio Pioneer Ibbotson Growth Allocation VCT Portfolio
   Pioneer Ibbotson Moderate Allocation VCT Portfolio
   Pioneer International Value VCT Portfolio
   Pioneer Mid Cap Value VCT Portfolio
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio
   Pioneer Real Estate Shares VCT Portfolio
   Pioneer Small and Mid Cap Growth VCT Portfolio
   Pioneer Small Cap Value VCT Portfolio+
   Pioneer Small Company VCT Portfolio+
   Pioneer Strategic Income VCT Portfolio
   Pioneer Value VCT Portfolio

-------

(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.

------------

*THE TRAVELERS LIFE INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

The Contract, certain contract features and/or some of the funding options may not be available in all states.

This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus To request a copy, write to us at One Cityplace, 185 Asylum St., 3CP, Hartford, Connecticut 06103-3415, call 1-866-547-3793 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary...........................................       3
Summary............................................       5
Fee Table..........................................       9
Condensed Financial Information....................      15
The Annuity Contract...............................      15
   Contract Owner Inquiries........................      16
   Purchase Payments...............................      16
   Accumulation Units..............................      16
   The Variable Funding Options....................      17
The Fixed Account..................................      20
Charges and Deductions.............................      21
   General.........................................      21
   Withdrawal Charge...............................      21
   Free Withdrawal Allowance.......................      22
   Transfer Charge.................................      22
   Administrative Charges..........................      22
   Mortality and Expense Risk Charge...............      23
   Enhanced Stepped-Up Provision Charge............      23
   Guaranteed Minimum Withdrawal
    Benefit Charge.................................      23
   Guaranteed Minimum Accumulation
    Benefit Charge.................................      23
   Variable Liquidity Benefit Charge...............      23
   Variable Funding Option Expenses................      24
   Premium Tax.....................................      24
   Changes in Taxes Based upon Premium
     or Value......................................      24
Transfers..........................................      24
   Market Timing/Excessive Trading.................      24
   Dollar Cost Averaging...........................      26
Access to Your Money...............................      27
   Systematic Withdrawals..........................      27
Ownership Provisions...............................      28
   Types of Ownership..............................      28
     Contract Owner................................      28
     Beneficiary...................................      28
     Annuitant.....................................      28
Death Benefit......................................      29
   Death Proceeds before the Maturity Date.........      29
   Enhanced Stepped-Up Provision...................      31
   Payment of Proceeds.............................      31
   Spousal Contract Continuance....................      33
   Beneficiary Contract Continuance................      33
   Planned Death Benefit...........................      34
   Death Proceeds after Maturity Date..............      34
 Living Benefits...................................      34
   Guaranteed Minimum Withdrawal Benefit...........      34
   Guaranteed Minimum Accumulation
     Benefit.......................................      49
 The Annuity Period................................      54
    Maturity Date..................................      54
    Allocation of Annuity..........................      55
    Variable Annuity...............................      55
    Fixed Annuity..................................      55
 Payment Options...................................      56
    Election of Options............................      56
    Annuity Options................................      56
    Variable Liquidity Benefit.....................      56
 Miscellaneous Contract Provisions.................      57
    Right to Return................................      57
    Termination....................................      57
    Required Reports...............................      57
    Suspension of Payments.........................      57
 The Separate Accounts.............................      58
    Performance Information........................      58
 Federal Tax Considerations........................      59
    General Taxation of Annuities..................      59
    Types of Contracts: Qualified and
      Non-qualified................................      60
    Qualified Annuity Contracts....................      60
    Mandatory Distributions for Qualified Plans....      60
    Non-qualified Annuity Contracts................      62
    Diversification Requirements for Variable
      Annuities....................................      63
    Ownership of the Investments...................      63
    Taxation of Death Benefit Proceeds.............      63
    Puerto Rico Tax Considerations.................      64
    Non-Resident Aliens............................      64
    Other Information..............................      64
    The Insurance Companies........................      64
 Financial Statements..............................      65
    Distribution of Variable Annuity Contracts.....      65
    Conformity with State and Federal Laws.........      67
    Voting Rights..................................      67
    Restrictions on Financial Transactions.........      67
    Legal Proceedings..............................      67
 Appendix A: Condensed Financial
    Information for MetLife Insurance
      Company of CT Separate Account Nine..........     A-1
 Appendix B: Condensed Financial
    Information for MetLife Life and Annuity            B-1
      Company of CT Separate Account Ten ..........
 Appendix C: The Fixed Account.....................     C-1
 Appendix D: Waiver of Withdrawal Charge
    for Nursing Home Confinement...................     D-1
 Appendix E: Contents of the Statement of
    Additional Information.........................     E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                     PIONEER ANNUISTAR FLEX VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under Qualified Contracts, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under Non-qualified Contracts, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The Contract is not available for purchase if the owner or Annuitant is age 81 or older. The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.70% for the Annual Step-Up and 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after four full years. If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are four GMWB rider options. The current charge for GMWB I, II and III, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you elect the Guaranteed Minimum Withdrawal Benefit for Life (`GMWB for Life") rider, a charge will be deducted daily from amounts in the Variable Funding Options. The charge depends on whether you purchase the Single Life Option or the Joint Life Option. The current charge, on an annual basis, is 0.65% for the Single Life Option and 0.80% for the Joint Life Option. The charge can increase but will never exceed 1.50%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals -- Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE"). For an additional charge, we will guarantee a fixed level if income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year. The guarantee is based on Purchase Payments received within two years of your initial purchase. Depending on when you elect to take your first withdrawal, the maximum amount of your investment that you may receive each year is 5%, 6%, or 7%. Payments are guaranteed for your life when you reach age 59-1/2 if you purchase the benefit alone (the "Single Life Option"), or guaranteed for the life of both you and your spouse (the "Joint Life Option") when both you and your spouse reach age 65 if you purchase the benefit with your spouse. The base guarantee increases each year automatically on your anniversary if your Contract Value is greater than the base guarantee. The guarantee is subject to restrictions on withdrawals, and you are required to remain invested in a limited number of specified Variable Funding Options. Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract, and once you purchase the GMWB for Life rider, you cannot cancel it. Guaranteed withdrawals are also available before the qualifying age, however these payments are not guaranteed for life. There is also a guaranteed lump sum feature available after ten years in lieu of guaranteed periodic payments.

      - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB" OR "ACCUMULATION ADVANTAGE"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.......................................  6%(1)

      (as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE.........................................  $10(2)

      (assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE.......................  6%(3)

      (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................  $30(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

       YEARS SINCE PURCHASE PAYMENT MADE   WITHDRAWAL CHARGE
----------------------------------------   -----------------
Greater than or Equal to   But less than
         0 years               1 year            6%
         1  year              2 years            5%
         2 years              3 years            4%
         3 years              4 years            3%
        4+ years                                 0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

    YEARS SINCE INITIAL PURCHASE PAYMENT  WITHDRAWAL CHARGE
----------------------------------------  ------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0  years               1  year            6%
        1   year               2 years            5%
        2  years               3 years            4%
        3  years               4 years            3%
        4 +years                                  0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense ("M&E") risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all Contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, a 0.25% charge for GMWB III, a 0.65% current charge (maximum of 1.50% upon reset) for GMWB for Life (Single Life Option), and a 0.80% current charge (maximum of 1.50% upon reset) for GMWB for Life (Joint Life Option). Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:

                                                                               STANDARD       ENHANCED
                                                                             DEATH BENEFIT  DEATH BENEFIT
                                                                             -------------  -------------
Mortality and Expense Risk Charge..........................................     1.70%          1.90%
Administrative Expense Charge..............................................     0.15%          0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED...     1.85%          2.05%
Optional E.S.P. Charge.....................................................     0.20%          0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED............     2.05%          2.25%
Optional GMAB Charge.......................................................     0.50%          0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED..............     2.35%          2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5).....     2.55%          2.75%
Optional GMWB I Charge (maximum upon reset)................................     1.00%(6)       1.00%(6)
Optional GMWB II Charge (maximum upon reset)...............................     1.00%(6)       1.00%(6)
Optional GMWB III Charge...................................................     0.25%          0.25%
Optional GMWB for Life (Single Life Option) Charge (maximum upon reset)....     1.50%(6)       1.50%(6)
Optional GMWB for Life (Joint Life Option) Charge (maximum upon reset).....     1.50%(6)       1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED............     2.85%          3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...........     2.85%          3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..........     2.10%          2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (SINGLE LIFE
OPTION) ONLY SELECTED......................................................     3.35%          3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (JOINT LIFE
OPTION) ONLY SELECTED......................................................     3.35%          3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED......     3.05%          3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.....     3.05%          3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED....     2.30%          2.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR LIFE
(SINGLE LIFE OPTION) SELECTED..............................................     3.55%          3.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR LIFE
(JOINT LIFE OPTION) SELECTED...............................................     3.55%          3.75%

---------------------------------
(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are as follows:

GMWB RIDER                          CURRENT CHARGE
----------------------------------  --------------
GMWB I                                  0.40%

GMWB II                                 0.50%

GMWB for Life (Single Life Option)      0.65%

GMWB for Life (Joint Life Option)       0.80%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                      MINIMUM   MAXIMUM
TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Underlying Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)                    0.42%    38.61%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                              CONTRACTUAL FEE    NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL       WAIVER          ANNUAL
UNDERLYING                       MANAGEMENT  SERVICE (12B-1)    OTHER      OPERATING     AND/OR EXPENSE     OPERATING
FUND:                               FEE            FEES        EXPENSES      EXPENSES     REIMBURSEMENT    EXPENSES**
-------------------------------- ----------  ---------------  ---------  --------------  ---------------  -----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital
     Appreciation Fund --
     Series II*.................   0.61%          0.25%          0.29%        1.15%             --               1.15%(1)
   AIM V.I. Mid Cap Core
     Equity Fund -- Series
     II*........................   0.72%          0.25%          0.31%        1.28%             --               1.28%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends
     Securities Fund --
     Class 2*...................   0.62%          0.25%          0.02%        0.89%           0.02%              0.87%(2)(3)
   Franklin Small-Mid Cap
     Growth Securities Fund
     -- Class 2*................   0.48%          0.25%          0.28%        1.01%           0.02%              0.99%(2)(3)
   Templeton Foreign
     Securities Fund --
     Class 2*...................   0.65%          0.25%          0.17%        1.07%           0.05%              1.02%(3)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio --
     Class II*..................   0.75%          0.25%          0.07%        1.07%             --               1.07%
   Legg Mason Partners
     Variable Total Return
     Portfolio -- Class II*.....   0.75%          0.25%          0.30%        1.30%             --               1.30%(4)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio --
     Class II*..................   0.75%          0.25%          0.18%        1.18%             --               1.18%(4)
MET INVESTORS SERIES TRUST
   Oppenheimer Capital             0.59%          0.25%          0.10%        0.94%             --               0.94%(5)

                                               DISTRIBUTION                              CONTRACTUAL FEE    NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL       WAIVER          ANNUAL
UNDERLYING                       MANAGEMENT  SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE     OPERATING
FUND:                               FEE            FEES        EXPENSES      EXPENSES     REIMBURSEMENT    EXPENSES**
-------------------------------- ----------  ---------------  ---------  --------------  ---------------  -----------
     Appreciation Portfolio
     -- Class B*................
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Money Market
     Portfolio -- Class A....      0.35%            --           0.07%        0.42%           0.01%              0.41%(6)
   Oppenheimer Global Equity
     Portfolio -- Class B*......   0.60%          0.25%          0.33%        1.18%             --               1.18%
PIONEER VARIABLE CONTRACTS
  TRUST
   Pioneer America Income
     VCT Portfolio -- Class
     II*........................   0.50%          0.25%          0.28%        1.03%             --               1.03%
   Pioneer AmPac Growth VCT
     Portfolio -- Class II*.....   0.75%          0.25%          5.62%        6.62%           5.67%              0.95%(7)
   Pioneer Balanced VCT
     Portfolio -- Class II*.....   0.65%          0.25%          0.29%        1.19%             --               1.19%
   Pioneer Cullen Value VCT
     Portfolio -- Class II*.....   0.70%          0.25%          4.76%        5.71%           4.71%              1.00%(7)
   Pioneer Emerging Markets
     VCT Portfolio -- Class
     II*........................   1.15%          0.25%          0.59%        1.99%             --               1.99%
   Pioneer Equity Income VCT
     Portfolio -- Class II*.....   0.65%          0.25%          0.06%        0.96%             --               0.96%
   Pioneer Equity
     Opportunity VCT
     Portfolio -- Class II*.....   0.75%          0.25%         37.61%       38.61%          37.36%              1.25%(7)
   Pioneer Europe VCT
     Portfolio -- Class II*.....   0.85%          0.25%          0.76%        1.86%             --               1.86%
   Pioneer Fund VCT
     Portfolio -- Class II*.....   0.65%          0.25%          0.05%        0.95%             --               0.95%
   Pioneer Global High Yield
     VCT Portfolio -- Class
     II*........................   0.65%          0.25%          4.75%        5.65%           4.65%              1.00%(7)
   Pioneer Growth Shares VCT
     Portfolio -- Class II*.....   0.70%          0.25%          0.29%        1.24%             --               1.24%
   Pioneer High Yield VCT
     Portfolio -- Class II*.....   0.65%          0.25%          0.12%        1.02%             --               1.02%
   Pioneer International
     Value VCT Portfolio --
     Class II*..................   0.85%          0.25%          0.59%        1.69%             --               1.69%
   Pioneer Mid Cap Value VCT
     Portfolio -- Class II*.....   0.65%          0.25%          0.05%        0.95%             --               0.95%
   Pioneer Oak Ridge Large
     Cap Growth VCT
     Portfolio -- Class II*.....   0.75%          0.25%          0.93%        1.93%           0.98%              0.95%(7)
   Pioneer Real Estate
     Shares VCT Portfolio --
     Class II*..................   0.80%          0.25%          0.13%        1.18%             --               1.18%
   Pioneer Small and Mid Cap
     Growth VCT Portfolio --
     Class II*..................   0.75%          0.25%          2.25%        3.25%           2.25%              1.00%(7)
   Pioneer Small Cap Value
     VCT Portfolio -- Class
     II*........................   0.75%          0.25%          0.39%        1.39%             --               1.39%
   Pioneer Small Company VCT
     Portfolio -- Class II*.....   0.75%          0.25%          0.83%        1.83%             --               1.83%(8)
   Pioneer Strategic Income
     VCT Portfolio -- Class
     II*........................   0.65%          0.25%          0.24%        1.14%             --               1.14%
   Pioneer Value VCT
     Portfolio -- Class II*.....   0.75%          0.25%          0.43%        1.43%           0.13%              1.30%(7)


                                                                                                          NET TOTAL
                                                                                                             ANNUAL
                                                                                                           OPERATING
                                           DISTRIBUTION                       CONTRACTUAL                   EXPENSES
                                              AND/OR                 TOTAL     FEE WAIVER     NET TOTAL  INCLUDING NET
                                             SERVICE                 ANNUAL      AND/OR        ANNUAL     EXPENSES OF
UNDERLYING                     MANAGEMENT    (12b-1)      OTHER    OPERATING     EXPENSE      OPERATING    UNDERLYING
FUND:                             FEE          FEES      EXPENSES   EXPENSES  REIMBURSEMENT  EXPENSES**    PORTFOLIOS
------------------------------ ----------  ------------  --------  ---------  -------------  ----------  -------------
PIONEER VARIABLE
   CONTRACTS TRUST
Pioneer Ibbotson
   Aggressive Allocation
   VCT Portfolio -- Class
   II*........................   0.17%        0.25%        0.70%     1.12%        0.38%         0.74%     1.62%(7)(9)(10)
Pioneer Ibbotson Growth
   Allocation VCT Portfolio
   -- Class II*...............   0.17%        0.25%        0.32%     0.74%          --          0.74%     1.57%(9)(10)
Pioneer Ibbotson Moderate
   Allocation VCT Portfolio
   -- Class II*...............   0.17%        0.25%        0.32%     0.74%          --          0.74%     1.53%(9)(10)

---
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

NOTES

(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.

(2) While the maximum amount payable under the Fund's Class rule 12b-1 plan is 0.35% per year of the Fund's Class average annual net assets, the Board has set the current rate at 0.25% per year.

(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC) .

(4) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on November 1, 2005 for the Legg Mason Partners Variable Total Return Portfolio and October 1, 2005 for the Legg Mason Partners Variable Aggressive Growth Portfolio.

(5) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.00%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.05%.

(6) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.

(7) Net Total Annual Operating Expenses reflect a contractual expense limitation in effect through May 1, 2007 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to the percentages of the average daily net assets attributable to Class II shares listed in the table below. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2007. See the statement of additional information for the Underlying Fund for details regarding the expense limitation agreement.

                                                                    CONTRACTUAL FEE
                                                                        AND/OR
                                                                        EXPENSE
VARIABLE FUNDING OPTION                                               LIMITATION
------------------------------------------------------------------  ------------
Pioneer AmPac Growth VCT Portfolio................................      0.95%
Pioneer Cullen Value VCT Portfolio................................      1.00%
Pioneer Equity Opportunity VCT Portfolio..........................      1.25%
Pioneer Global High Yield VCT Portfolio...........................      1.00%
Pioneer Oak Ridge Large Cap Growth VCT Portfolio..................      0.95%
Pioneer Small and Mid Cap Growth VCT Portfolio....................      1.00%
Pioneer Value VCT Portfolio.......................................      1.50%
Pioneer Ibbotson Aggressive Allocation VCT Portfolio..............      0.74%

(8) Pioneer Small Company VCT Portfolio is expected to merge into Pioneer Small Cap Value VCT Portfolio as of approximately May 24, 2006.

(9) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer Investment Management, Inc. ("Pioneer") and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets.

(10) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios ("underlying portfolios"). In addition to their own operating expenses, these portfolios indirectly pay a portion of the expenses incurred by the underlying portfolios. The average expense ratio of underlying portfolios below is an estimate based upon (i) Ibbotson Associates, LLC's ("Ibbotson's") initial target allocation of the portfolios' assets among underlying portfolios and (ii) the historical expense ratio of the underlying portfolios based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of this Prospectus. The actual indirect expenses incurred by a shareholder will vary based upon the portfolios' actual allocation of its assets and the actual expenses of the underlying portfolios. Certain of the underlying portfolios have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying portfolio. The average expense ratio of underlying portfolios is estimated to be 0.88% for the Pioneer Ibbotson Aggressive Allocation VCT Portfolio, 0.83% for the Pioneer Ibbotson Growth Allocation VCT Portfolio and 0.79% for the Pioneer Ibbotson Moderate Allocation VCT Portfolio, in each case based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying portfolios and (ii) the historical gross expense ratio of the underlying portfolios for their most recent fiscal year. The portfolios only invest in class shares of the underlying portfolios that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying portfolio, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying portfolios ranges from 0.51% -- 1.40% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying portfolio, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying portfolios ranges from 0.51% -- 1.40% of average daily net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit for Life rider (assuming the maximum 1.50% charge applies in all Contract Years).

                                        IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                               END OF PERIOD SHOWN:             ANNUITIZED AT THE END OF PERIOD SHOWN**:
                                        -----------------------------------   ------------------------------------------
FUNDING
OPTION                                  1 YEAR   3 YEARS  5 YEARS  10 YEARS   1 YEAR  3YEARS  5 YEARS     10 YEARS
--------------------------------------  -------  -------  -------  --------   ------  ------  -------  -----------------
Underlying Fund with Minimum Total
Annual Operating Expenses.............      994     1639     2354      4056      394    1189     1994        4056
Underlying Fund with Maximum Total
Annual Operating Expenses.............     4165     8237    10192     11394     3565    7787     9832       11394

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Pioneer AnnuiStar Flex Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                        MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
       DEATH BENEFIT/OPTIONAL FEATURE           ANNUITANT ON THE CONTRACT DATE
--------------------------------------  -----------------------------------------------
Annual Step Up Death Benefit                                   80
Roll Up Death Benefit                                          75
Enhanced Stepped-Up Provision (E.S.P.)                         75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-547-3793.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in you Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both.

However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-866-547-3793 or through your financial advisor. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

                FUNDING                               INVESTMENT               INVESTMENT
                OPTION                                 OBJECTIVE            ADVISER/SUBADVISER
-------------------------------------  ----------------------------------  --------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital Appreciation Fund  The Fund's investment objective is  A I M Advisors, Inc.
     -- Series II                      growth of capital.
   AIM V.I. Mid Cap Core Equity Fund   The Fund's investment objective is  A I M Advisors, Inc.
     -- Series II                      long-term growth of capital.

                FUNDING                               INVESTMENT                    INVESTMENT
                OPTION                                 OBJECTIVE                 ADVISER/SUBADVISER
-------------------------------------  ----------------------------------------  ----------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Rising Dividends           Seeks long-term capital appreciation,     Franklin Advisory Services, LLC
     Securities Fund -- Class 2        with preservation of capital as an
                                       important consideration.
   Franklin Small-Mid Cap Growth       Seeks long-term capital growth.           Franklin Advisers, Inc.
     Securities Fund -- Class 2
   Templeton Foreign Securities Fund   Seeks long-term capital growth.           Templeton Investment Counsel, LLC
     -- Class 2                                                                  Subadviser: Franklin Templeton
                                                                                 Investment Management Limited
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All    Seeks capital appreciation through        Salomon Brothers Asset Management
     Cap Portfolio -- Class II         investments.                              Inc
   Legg Mason Partners Variable Total  Seeks to obtain above-average income.     Salomon Brothers Asset Management
     Return Portfolio -- Class II                                                Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable        Seeks capital appreciation.               Salomon Brothers Asset Management
     Aggressive Growth Portfolio --                                              Inc
     Class II

MET INVESTORS SERIES TRUST
   Oppenheimer Capital Appreciation    Seeks capital appreciation.               Met Investors Advisory LLC
     Portfolio -- Class B                                                        Subadviser: OppenheimerFunds, Inc.
METROPOLITAN SERIES FUND, INC.
   BlackRock Money Market Portfolio -- Seeks a high level of current income      MetLife Advisers, LLC
     Class A                           consistent with preservation of capital.  Subadviser: BlackRock Advisors, Inc.
   Oppenheimer Global Equity Portfolio Seeks capital appreciation.               MetLife Advisers, LLC
     -- Class B                                                                  Subadviser: OppenheimerFunds, Inc.
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT          Seeks as high a level of current income   Pioneer Investment Management, Inc.
     Portfolio -- Class II             as is consistent with preservation of
                                       capital.
   Pioneer AmPac Growth VCT Portfolio  Seeks long-term capital growth.           Pioneer Investment Management, Inc.
     -- Class II                                                                 Subadviser: L. Roy Papp &
                                                                                 Associates, LLP
   Pioneer Balanced VCT Portfolio  --  Seeks capital growth and current income   Pioneer Investment Management, Inc.
      Class II                         by actively managing investments in a
                                       diversified portfolio of equity
                                       securities.
   Pioneer Cullen Value VCT Portfolio  Seeks capital appreciation, with current  Pioneer Investment Management, Inc.
     -- Class II                       income as a secondary objective.          Subadviser: Cullen Capital
                                                                                 Management, Inc.
   Pioneer Emerging Markets VCT        Seeks long-term growth of capital.        Pioneer Investment Management, Inc.
     Portfolio -- Class II
   Pioneer Equity Income VCT Portfolio Seeks current income and long-term        Pioneer Investment Management, Inc.
     -- Class II                       growth of capital from a portfolio
                                       consisting primarily of income producing
                                       equity securities of U.S. corporations.
   Pioneer Equity Opportunity VCT      Seeks long-term capital growth. As a      Pioneer Investment Management, Inc.
     Portfolio -- Class II             secondary objective, the portfolio may
                                       seek income.
   Pioneer Europe VCT Portfolio --     Seeks long-term growth of capital.        Pioneer Investment Management, Inc.
     Class II
   Pioneer Fund VCT Portfolio -- Class Seeks reasonable income and capital       Pioneer Investment Management, Inc.
     II                                growth.
   Pioneer Global High Yield VCT       Seeks to maximize total return through a  Pioneer Investment Management, Inc.
     Portfolio -- Class II             combination of income and capital
                                       appreciation.
   Pioneer Growth Shares VCT Portfolio Seeks appreciation of capital.            Pioneer Investment Management, Inc.
     -- Class II

                FUNDING                              INVESTMENT                              INVESTMENT
                OPTION                                OBJECTIVE                          ADVISER/SUBADVISER
-----------------------------------        ----------------------------------------  -------------------------------------
Pioneer High Yield VCT Portfolio --        Seeks to maximize total return through a  Pioneer Investment Management, Inc.
  Class II                                 combination of income and capital
                                           appreciation.
Pioneer Ibbotson Aggressive                Seeks long-term capital growth.           Pioneer Investment Management, Inc.
  Allocation VCT Portfolio -- Class II                                               Subadviser: Ibbotson Associates, LLC
  Pioneer Ibbotson Growth Allocation       Seeks long-term capital growth and        Pioneer Investment Management, Inc.
  VCT Portfolio -- Class II                current income.                           Subadviser: Ibbotson Associates, LLC
Pioneer Ibbotson Moderate                  Seeks long-term capital growth and        Pioneer Investment Management, Inc.
  Allocation VCT Portfolio -- Class II     current income.                           Subadviser: Ibbotson Associates, LLC
  Pioneer International Value VCT          Seeks long-term growth of capital.        Pioneer Investment Management, Inc.
  Portfolio -- Class II
Pioneer Mid Cap Value VCT Portfolio        Seeks capital appreciation by investing   Pioneer Investment Management, Inc.
  -- Class II                              in a diversified portfolio of securities
                                           consisting primarily of common stocks.
Pioneer Oak Ridge Large Cap Growth         Seeks capital appreciation.               Pioneer Investment Management, Inc.
  VCT Portfolio -- Class II                                                          Subadviser: Oak Ridge Investments, LLC
Pioneer Real Estate Shares VCT             Seeks long-term growth of capital.        Pioneer Investment Management, Inc.
  Portfolio -- Class II                    Current income is the portfolio's         Subadviser: AEW Management and
                                           secondary investment objective.           Advisors, L.P.
Pioneer Small and Mid Cap Growth           Seeks long-term capital growth.           Pioneer Investment Management, Inc.
  VCT Portfolio -- Class II                                                          Subadviser: L. Roy Papp &
                                                                                     Associates, LLP
Pioneer Small Cap Value VCT                Seeks capital growth by investing in a    Pioneer Investment Management, Inc.
  Portfolio -- Class II                    diversified portfolio of securities,
                                           consisting primarily of common stocks.

             FUNDING                                INVESTMENT                            INVESTMENT
             OPTION                                  OBJECTIVE                        ADVISER/SUBADVISER
-----------------------------------  --------------------------------------  -----------------------------------
Pioneer Small Company VCT Portfolio  Seeks capital growth by investing in a  Pioneer Investment Management, Inc.
                                     diversified portfolio of securities,
                                     consisting primarily of common stocks.
Pioneer Strategic Income VCT         Seeks a high level of current income.   Pioneer Investment Management, Inc.
  Portfolio -- Class II
Pioneer Value VCT Portfolio --       Seeks reasonable income and capital     Pioneer Investment Management, Inc.
  Class II                           growth.

"Salomon Brothers" is a service mark of Citigroup, Inc. licensed for use by Legg Mason as the names of funds and investment advisers. Legg Mason and its affiliates, as well as the fund's investment manager, are not affiliated with Citigroup, Inc.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:

UNDERLYING FUND NAME CHANGES

                         FORMER NAME                                          NEW NAME
---------------------------------------------------  -----------------------------------------------------------
GREENWICH STREET SERIES FUND                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Salomon Brothers Variable Aggressive Growth Fund     Legg Mason Partners Variable Aggressive Growth Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                         Legg Mason Partners Variable All Cap Portfolio
   Total Return Fund                                    Legg Mason Partners Variable Total Return Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.

               FORMER UNDERLYING FUND                       NEW UNDERLYING FUND
---------------------------------------------------  -------------------------------------
 --                                                  METROPOLITAN SERIES FUND, INC.
Money Market Portfolio                                  BlackRock Money Market Portfolio
PIONEER VARIABLE CONTRACTS TRUST                     PIONEER VARIABLE CONTRACTS TRUST
   Pioneer Small Company VCT Portfolio*                 Pioneer Small Cap Value Portfolio*

UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.

                   FORMER UNDERLYING FUND                         NEW UNDERLYING FUND
---------------------------------------------------  ---------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS                   MET INVESTORS SERIES TRUST
   Oppenheimer Capital Appreciation Fund/VA             Oppenheimer Capital Appreciation Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS                   METROPOLITAN SERIES FUND, INC.
   Oppenheimer Global Securities Fund/VA                Oppenheimer Global Equity Portfolio

* Pioneer Small Company VCT Portfolio is expected to merge into Pioneer Small Cap Value VCT Portfolio as of approximately May 24, 2006.

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit that is paid on the first death of the Contract Owner(s) or Annuitant

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      -     administration of the annuity options available under the Contracts

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE      WITHDRAWAL CHARGE
----------------------------------------   ----------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               1 year              6%
        1  year               2 years             5%
        2 years               3 years             4%
        3 years               4 years             3%
        4+ years                                  0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun, after the first Contract
            Year

      -     under the Managed Distribution Program, or

      - if you elect Annuity Payments for a fixed period of at least five years after the first Contract Year.

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of the applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun, or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Annual Step-Up Death Benefit the M&E charge is equal to 1.70% annually. If you choose the Roll-Up Death Benefit the M&E charge is equal to 1.90%. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE CHARGE

If you elect the GMWB for Life rider, a charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is 0.65% if you select the Single Life Option, or 0.80% if you select the Joint Life Option. Your current charge may increase when your benefits automatically reset, unless you notify us not to reset your benefits (see "Living Benefits -- Guaranteed Minimum Withdrawal Benefit for Life" ). The charge will never exceed 1.50%. The charge will continue until termination of the rider or Contract. You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination").

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected (available during the annuitization phase only), there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT  WITHDRAWAL CHARGE
---------------------------------------  -----------------
GREATER THAN OR EQUAL TO  BUT LESS THAN
        0 years              1 year            6%
        1  year              2 years           5%
        2 years              3 years           4%
        3 years              4 years           3%
        4 +years                               0%

Please refer to Payment Options for a description of this benefit

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, Oppenheimer Global Equity Portfolio, Pioneer AmPac Growth VCT Portfolio, Pioneer Emerging Markets VCT Portfolio, Pioneer Europe VCT Portfolio, Pioneer Global High Yield VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer International Value VCT Portfolio, Pioneer Small and Mid Cap Growth VCT Portfolio, Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio and Pioneer Strategic Income VCT Portfolio -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program (we may not always offer all of these programs). The programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the business day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, Annuitants, and beneficiaries, and consult your agent if you have any questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your Adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80, the death
benefit will be the greatest of:                     -  the Contract Value on the Death Report Date;

                                                     -  your adjusted Purchase Payment (see below);*

                                                     -  the Step-Up Value, if any, as described below

                                                     -  the Roll-Up Death Benefit Value (as described below)

If the Annuitant dies on or after age 80, the death
benefit will be the greatest of:
                                                     -  the Contract Value on the Death Report Date;

                                                     -  your adjusted Purchase Payment (see below) or*

                                                     -  the Step-Up Value, if any, as described below, or

                                                     -  the Roll-Up Death Benefit Value (as described below) on the Annuitant's 80th birthday, plus any additional
                                                        Purchase Payments and minus any partial surrender
                                                        reductions (as described below) that occur after the
                                                        Annuitant's 80th birthday.

-----------------
* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider. If you purchased the GMWB for Life rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described below, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB for Life rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b)    is any Purchase Payment made during the previous Contract Year

      c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made since the previous Contract Date anniversary

      c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

----------------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

      50,0000 x (10,000/55,000) = $9,090

Your new Adjusted Purchase Payment would be 50,000 - 9,090, or $40, 910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

      50,0000 x (10,000/30,000) = $16,666

Your new Adjusted Purchase Payment would be 50,000 - 16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

      50,0000 x (10,000/55,000) = $9,090

Your new Step-Up Value would be 50,000 - 9,090, or $40, 910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

      50,0000 x (10,000/30,000) = $16,666

Your new Step-Up Value would be 50,000 - 16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

      50,000 x (10,000/55,000) = $9,090

You new modified Purchase Payment would be 50,000 -- 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

      50,000 x (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                        THE COMPANY WILL                                                        MANDATORY
    BEFORE THE MATURITY DATE,            PAY THE PROCEEDS                                                        PAYOUT
      UPON THE DEATH OF THE                   TO:                               UNLESS. . .                   RULES APPLY*
-------------------------------       ------------------------     -----------------------------------     -------------------

OWNER (WHO IS NOT THE ANNUITANT)      The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)          The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS       The surviving joint                                                  Yes
NOT THE ANNUITANT)                    owner.

NON-SPOUSAL JOINT OWNER (WHO IS       The beneficiary (ies),       Unless the beneficiary elects to        Yes
THE ANNUITANT)                        or if none, to the           continue the Contract rather than
                                      surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS THE       The surviving joint          Unless the spouse elects to             Yes
ANNUITANT)                            owner.                       continue the Contract.
SPOUSAL JOINT OWNER (WHO IS NOT       The beneficiary (ies),       Unless the spouse elects to             Yes
THE ANNUITANT)                        or if none, to the           continue the Contract
                                      surviving joint owner.
                                                                   A spouse who is not the
                                                                   beneficiary may decline to
                                                                   continue the Contract and instruct
                                                                   the Company to pay the beneficiary.

ANNUITANT (WHO IS NOT THE             The beneficiary (ies),       Unless the beneficiary elects to        Yes
CONTRACT OWNER)                       or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive a distribution.

                                                                   But, if there is a Contingent
                                                                   Annuitant, then the Contingent
                                                                   Annuitant becomes the Annuitant
                                                                   and the Contract continues in
                                                                   effect (generally using the
                                                                   original Maturity Date). The
                                                                   proceeds will then be paid upon
                                                                   the death of the Contingent
                                                                   Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT        See death of "owner who                                              Yes
OWNER)                                is the Annuitant" above.

ANNUITANT (WHERE OWNER IS             The beneficiary (ies),                                               Yes (Death of
NON-NATURAL ENTITY/TRUST)             or if none, to the                                                   Annuitant is
                                      Contract Owner.                                                      treated as death of
                                                                                                           the owner in these
                                                                                                           circumstances.)

CONTINGENT ANNUITANT (ASSUMING        No death proceeds are                                                N/A
ANNUITANT IS STILL ALIVE)             payable; Contract
                                      continues.

BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.

                               QUALIFIED CONTRACTS

                                        THE COMPANY WILL                                                        MANDATORY
  BEFORE THE MATURITY DATE,              PAY THE PROCEEDS                                                        PAYOUT
    UPON THE DEATH OF THE                      TO:                             UNLESS. . .                    RULES APPLY*
-------------------------------       ------------------------     -----------------------------------     -------------------
Owner/Annuitant                       The beneficiary (ies),       Unless the beneficiary elects to        Yes
                                      or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive a distribution.

Beneficiary                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.

Contingent Beneficiary                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.

______________

* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers four different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", "GMWB III" and "GMWB for Life" (described separately below); we may refer to any one of these as GMWB. The availability of each rider is shown below.

NAME OF RIDER:                GMWB I                           GMWB II                          GMWB III
--------------    -------------------------------     ----------------------------     ----------------------------

ALSO CALLED:      Principal                           Principal                        Principal
                  Guarantee                           Guarantee 5/10                   Guarantee 5

                  Not available for purchase on
                  or after March 21, 2005, unless     Available on or after March      Available on or after March
AVAILABILITY:     GMWB II is not approved in your     21, 2005 if approved in your     21, 2005 if approved in your
                  state                               state                            state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                            GMWB I             GMWB II          GMWB III
                                                                          ----------          ----------        ---------
If you make your first withdrawal BEFORE the 3rd anniversary after        5% of RBB           5% of RBB         5% of RBB
you purchase GMWB:

If you make your first withdrawal AFTER the 3rd anniversary after         10% of RBB          10% of RBB        5% of RBB
you purchase GMWB:

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                ASSUMES 10% GAIN ON INVESTMENT                             ASSUMES 10% LOSS ON INVESTMENT
                      CONTRACT                                                   CONTRACT
                       VALUE             RBB                   AWB (5%)           VALUE             RBB               AWB (5%)
                      --------     ------------------      ----------------     -------------  -----------------   ----------------

VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000     $          100,000      $          5,000     $     100,000  $         100,000   $          5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $110,000     $          100,000      $          5,000     $      90,000  $         100,000   $          5,000

PARTIAL WITHDRAWAL      N/A                  (100,000           [5,000 x (1-          N/A               (100,000       [5,000 x (1-
REDUCTION (PWR)                      x 10,000/110,000)=      90,000/100,000))=                   x 10,000/90,000)= 88,889/100,000))
                                                9,091                   500                    $          11,111   =$          556

GREATER OF PWR OR                  $           10,000                                          $          11,111
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                       (10,000>9,091)                                            (11,111>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000     $           10,000      $            500     $      10,000  $          11,111   $            556

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $100,000     $           90,000      $          4,500     $      80,000  $          88,889   $          4,444

WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 10% GAIN ON INVESTMENT                             ASSUMES 10% LOSS ON INVESTMENT
                      CONTRACT                                                    CONTRACT
                       VALUE             RBB                   AWB (5%)            VALUE             RBB               AWB (5%)
                      --------     ------------------      ----------------     -------------  -----------------   ----------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000     $          100,000      $          5,000     $     100,000  $         100,000   $          5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $110,000     $          100,000      $          5,000     $      90,000  $         100,000   $          5,000

IMMEDIATELY AFTER     $100,000     $           90,909      $          4,545     $      80,000  $          88,889   $          4,444
WITHDRAWAL
                                  [100,000 - (100,000               [(5,000                           [100,000 -           [5,000 x
                                    x10,000/110,000)]       x90,909/100,000)]                           (100,000   (88,889/100,000)]
                                                                                                  x10,000/90,000)]

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000     $            9,091      $            455     $      10,000  $          11,111   $            556

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

            - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code")
                  Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            -       a qualified retirement plan (Code Section 401),

            -       a tax-sheltered annuity (Code Section 403(b)),

            -       an individual retirement account (Code Sections 408(a)),

            -       an individual retirement annuity (Code Section 408(b)), or

            -       a qualified deferred compensation plan (Code Section 457).

      Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation
      Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

- Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code
      Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

- Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

- Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.

                                        GMWB I                          GMWB II                         GMWB III
                                        ------                         --------                         --------
Current Annual Charge                    0.40%                           0.50%                           0.25%

Maximum Annual Charge                    1.00%                           1.00%                            N/A
After a Reset

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently, you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                         GMWB I                          GMWB II                         GMWB III
AWB                           5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                                 before 3rd anniversary           before 3rd anniversary
                                   10% of RBB if first             10% of RBB if first
                                  withdrawal after 3rd             withdrawal after 3rd
                                       anniversary                     anniversary
------------------------      -----------------------------   -----------------------------    ----------------------------
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%

RESET                                    Yes                             Yes                              No

CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                               anniversary of GMWB purchase    anniversary of GMWB purchase

INVESTMENT RESTRICTIONS                  No                              Yes                             Yes

WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE")

SUMMARY OF BENEFITS At the time your purchase the Contract, for an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit for Life, or "GMWB for Life". The GMWB for Life rider is designed to protect your investment from poor market performance. The GMWB for Life rider:

      - Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year;

      -     Can be purchased for you alone or with your spouse;

      -     Can accommodate tax-qualified distributions from your Contract;

      - Increases in value on each anniversary if your Contract Value increases through an automatic reset feature;

      - Can provide an income until your guaranteed amount is recovered if your circumstances change before you reach the minimum age to begin lifetime income, as long as you do not withdraw more than a certain amount from your Contract each year;

      - Offers the option to receive a lump sum after a period of years in lieu of the guarantee to take periodic payments if your circumstances change.

You must continue to meet several restrictions and conditions in order to receive the benefits of the GMWB for Life rider. Withdrawals that exceed the allowable annual maximum will more rapidly decrease the guarantees under the rider. Also, to be eligible for the guarantees you are permitted to invest only in a limited number of specified Variable Funding Options. Only Purchase Payments that you make within two years of purchase are eligible for the guarantees. See below for details.

Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. In the future we may allow Contract Owners to add the rider after purchase. You may not elect the GMWB for Life rider if you have also elected the GMWB or GMAB rider offered under this Contract. The GMWB for Life rider many not be available in all states. You may not elect the GMWB for Life rider if you have a loan outstanding, and you may not take out a loan once you elect the GMWB for Life rider. Once you purchase the GMWB for Life rider, you cannot cancel it.

In written materials other than this Prospectus, we may refer to the GMWB for Life rider using different names. These names are "Living Income Guarantee" and "Living Income Guarantee for 2". These names refer to the same GMWB for Life rider described in this Prospectus.

SINGLE LIFE OPTION OR JOINT LIFE OPTION The GMWB for Life rider is designed for use by you alone (the "Single Life Option"), or you and your spouse (the "Joint Life Option"). You must select either the Single Life Option or the Joint Life Option at the time you elect the GMWB for Life rider.

The Single Life Option is available to all Contract Owners. However, if you select the Single Life Option and your Contract is jointly owned, the age of the older joint owner will determine when you are eligible for lifetime benefits under the rider, and income is guaranteed only over the lifetime of the older joint owner.

The Joint Life Option is only available if you name your spouse as the joint owner or sole beneficiary of your Contract. Under the Joint Life Option, income is guaranteed over the joint lifetime of both you and your spouse. Under the Joint Life Option, the age of the younger spouse determines when you are eligible for lifetime benefits under the rider. This means you and your spouse will have to wait until the younger of you reaches the minimum age to qualify for the lifetime benefit.

REMAINING BENEFIT BASE ("RBB") The guarantees under the GMWB for Life rider are determined by applying an annual percentage to a base amount that we calculate called the "remaining benefit base" or "RBB."

Your initial RBB is equal to your initial Purchase Payment if you elect GMWB for Life when you purchase your Contract. If in the future we permit the rider to be added after the Contract is issued, then your initial RBB is equal to your Contract Value when you elect the rider. The RBB is not a lump sum guarantee, rather, it is used to determine the amount that we return to you through a series of payments that annually do not exceed a percentage of your RBB.

Your RBB is subject to a maximum of $5,000,000 for all deferred variable annuities issued by us to you.

LIFETIME WITHDRAWAL BENEFIT ("LWB") The annual percentage of your RBB that is available for withdrawal is called the "Lifetime Withdrawal Benefit" or "LWB. " Each year you may take withdrawals that do not exceed your LWB.

The level of your initial LWB payment depends on whether your GMWB for Life rider was issued under the Single Life Option or the Joint Life Option, and the timing of your first withdrawal from your Contract. You are eligible to receive payments under the LWB after you attain a certain age as shown below. Under the Joint Life Option, the age of the younger spouse determines eligibility. Under the Single Life Option, if your Contract is jointly owned, the age of the older joint owner determines eligibility.

                              MINIMUM AGE TO BE ELIGIBLE TO
                                       RECEIVE LWB
                              -----------------------------
Single Life Option                    59-1/2 years

Joint Life Option                         65 years

Your initial LWB is calculated as a percentage of the RBB immediately before your first withdrawal:

SINGLE LIFE OPTION                                                                                              LWB
---------------------------------------------------------------------------------------------------          ----------
If you make your first withdrawal BEFORE the 5th anniversary after you purchase GMWB for Life:               5% of RBB

If you make your first withdrawal ON OR AFTER the 5th anniversary, but before the 10th anniversary:          6% of RBB

If you make your first withdrawal ON OR AFTER the 10th anniversary:                                          7% of RBB

JOINT LIFE OPTION

If you make your first withdrawal BEFORE the 8th anniversary after you purchase GMWB for Life:               5% of RBB

If you make your first withdrawal ON OR AFTER the 8th anniversary, but before the 15th anniversary:          6% of RBB

If you make your first withdrawal ON OR AFTER the 15th anniversary:                                          7% of RBB

You should carefully choose when you take your first withdrawal from your Contract, because it will determine your LWB annual percentage which will not change for the life of your Contract. For example, if you take your first withdrawal before the 5th anniversary, your LWB will be 5% of RBB for the life of your Contract, and you will never qualify for a 6% or 7% of RBB.

As long as your total annual withdrawals do not exceed your LWB amount, you may continue to take your LWB payments until death, even if the aggregate payments exceed your RBB. Under the Joint Life Option, payments cease upon the death of the last surviving spouse. Under the Single Life Option, payments cease upon your death, or the death of the older joint owner.

You may adjust the amount and frequency of payments during the year. Each year you may take your LWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your LWB without affecting your guarantee. If you choose to receive only a part of, or none of, your LWB in any given year, your LWB in any subsequent year will not be increased. In certain circumstances we may limit the frequency of LWB payments to annual, such as payments under our Managed Distribution Program, payments to a beneficiary after your death, or if your Contract Value reduces to zero (see below).

ADDITIONAL PREMIUM Additional Purchase Payments made within two years after you purchase the GMWB for Life rider will increase your RBB, which will serve to increase your LWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new LWB is equal to the LWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original LWB as shown above.

Additional Purchase Payments made more than two years after you purchase the GMWB for Life rider will not be included in your RBB, and will be excluded from the guarantees under your rider. However, additional Purchase Payments will be added to your Contract Value and would be reflected in ay reset of the RBB (see the Reset section below).

WITHDRAWALS When you make a withdrawal, your LWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase of GMWB for Life (or "GMWB for Life Anniversary"), including the current withdrawal, does not exceed your LWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB for Life Anniversary, including the current withdrawal, exceeds your LWB immediately prior to the current withdrawal, we will recalculate your RBB and LWB.

To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a proportional "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

To recalculate your LWB, we reduce your LWB by a partial withdrawal reduction, which is equal to 1) the LWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.

These recalculations magnify the effect of a withdrawal when your Contract Value is less than your RBB, as shown in the example below.

WITHDRAWAL EXAMPLE The following example is intended to illustrate the effect of withdrawals on your RBB and LWB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is greater than 65, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                               WITHDRAWAL EXAMPLE

                                ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                LWB (5%)         VALUE            RBB               LWB (5%)
                      --------    -------------------     -------------      ---------      ----------        -------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000    $           100,000     $       5,000      $ 100,000      $  100,000        $       5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL AND
AFTER THE FIRST
GMWB ANNIVERSARY      $110,000    $          110,000      $       5,500      $  90,000      $  100,000        $       5,000

PARTIAL WITHDRAWAL      n/a            $10,000            $         500            n/a      $   11,111        $         556
REDUCTION
                                  $110,000 x ($10,000     $5,500 x (1 -                     $100,000 x        $5,000 x (1 -
                                           / $110,000)      ($100,000 /                     ($10,000 /           ($88,889 /
                                                               $110,000))                   $   90,000)       $     100,000)

GREATER OF PWR OR                 $            10,000                                       $   11,111
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                  ($10,000 = $10,000)                                      ($ 11,111 >
                                                                                            $   10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000    $            10,000     $         500      $  10,000      $   11,111        $         556

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $100,000    $           100,000     $       5,000      $  80,000      $   88,889        $       4,444


RESET On each anniversary after you purchase the GMWB for Life rider, we will automatically reset your RBB, under our Automatic RBB Reset Program, to an amount equal to 100% of the then Contract Value. We will not automatically reset your RBB if the Contract Value on your anniversary is less than your current RBB, or, if you (or you and your spouse) are over age 85.

You may choose to opt out of the Automatic RBB Reset Program, if a reset of your RBB would cause the charge for your rider to increase. This can happen since the rate you pay for the rider will be changed to the rate in effect at the time of reset and that may be higher than the rate before the reset. We will send you advance notice if the charge for your rider would increase upon reset in order to give you the opportunity to opt out of the Automatic RBB Reset Program. In order to opt out of the Automatic RBB Reset Program, you must notify us in writing which we must receive by the 7th calendar day prior to the scheduled reset. Your rider will no longer be reset for the life of the rider unless you subsequently elect in writing to opt back into the Automatic RBB Reset Program. Your opt back in election will go into effect upon the next GMWB for Life Anniversary following the receipt of your request.

Upon reset, the LWB will be recalculated as the greater of the a) LWB prior to the reset, or b) a percentage of the Reset RBB value. The percentage will equal the percentage of the RBB (e.g. 5%) used in determining the initial LWB.

GUARANTEED PRINCIPAL OPTION If your circumstances change and you no longer want the lifetime features of the GMWB for Life rider, you may wish to opt out and receive an adjustment to your Contract Value. In this case, once you have held the rider for ten (10) years or more you will have the option each year to elect the Guaranteed Principal Option. Each year you will have a 30-day window period during which you may elect the option. You may only elect the option once, as your GMWB for Life rider will terminate when you exercise the option.

The Guaranteed Principal Option will be paid to you as a positive adjustment to your Contract Value. The adjustment is equal to (a) minus (b):

      a) Purchase Payments credited within 120 days after you purchase the GMWB for Life rider, reduced by a "Percentage Reduction in the Contract Value" attributable to any partial withdrawals taken.

            We compute the "Percentage Reduction in Contract Value" attributable to a partial withdrawal by dividing the dollar amount of the withdrawal, plus any applicable withdrawal charges, by the Contract Value immediately preceding such withdrawal. We apply the Percentage Reduction in the Contract Value as a factor equal to 1 minus the percentage reduction.

      b) Your Contract Value on the GMWB Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For example, assume you make a single Purchase Payment of $100,000 and elect the GMWB for Life rider. Also assume that you make no withdrawals, and that ten years later your Contract Value has declined to $80,000. If you elect to receive the Guaranteed Principal Option, we will apply $20,000 to your Contract Value to restore it to $100,000.

To exercise the Guaranteed Principal Option you must notify us in writing within 30 days following any anniversary of your purchase of the GMWB for Life rider, on or after the tenth (10th) anniversary of your purchase of the rider. We will adjust your Contract Value at the end of the 30-day window period.

The adjustment will be added to each Variable Funding Option in the ratio that the Contract Value in such Variable Funding Option bears to the total Contract Value in all Variable Funding Options. The adjustment will never be less than zero.

If you exercise the Guaranteed Principal Option, the GMWB for Life rider will terminate on the date the adjustment is added to your Contract Value.

Only Purchase Payments made within 120 days after you purchase the GMWB for Life rider are taken into consideration in determining the amount paid under the Guaranteed Principal Option. If you anticipate making Purchase Payments after the 120-day period, you should understand that such payments will not increase the amount paid under the Guaranteed Principal Option. However, Purchase Payments credited after 120 days are added to your Contract Value and will impact whether or not any benefit is due. Therefore, GMWB for Life may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMWB for Life rider for this feature.

REQUIRED ALLOCATION OF YOUR CONTRACT VALUE AND PREMIUM PAYMENTS If you elect the GMWB for Life rider, you will be required to invest in a limited number of specific Variable Funding Options, and you will be foreclosed from investing in all the other Variable Funding Options that would otherwise be available to you while the rider is in effect. In addition, you may not allocate any portion of your Contract Value or Premium Payments to the Fixed Account.

You will be required to allocate 100% of your Contract Value or Purchase Payments to one or more of the following Variable Funding Options. Some of these Variable Funding Options invest in mutual funds that invest in other mutual funds, also known as "funds of funds." Please see the section in this Prospectus entitled "Variable Funding Options" for a description of the investment objectives of these Variable Funding Options, as well as the section entitled "FEE TABLE" for the charges associated with the Variable Funding Options.

PERMITTED VARIABLE FUNDING OPTIONS:

            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

                  Legg Mason Partners Variable Total Return Portfolio

            METROPOLITAN SERIES FUND, INC.

                  BlackRock Money Market Portfolio

            PIONEER VARIABLE CONTRACTS TRUST

                  Pioneer Ibbotson Growth Allocation VCT Portfolio

                  Pioneer Ibbotson Moderate Allocation VCT Portfolio

                  Pioneer America Income VCT Portfolio

                  Pioneer Global High Yield VCT Portfolio

                  Pioneer Strategic Income VCT Portfolio

                  Pioneer High Yield VCT Portfolio

                  Pioneer Balanced VCT Portfolio

We will reject any request by you to transfer Contract Value or allocate Purchase Payments to a Variable Funding Option other than the permitted Variable Funding Options listed above. You will be required to re-submit your request to comply with the above restrictions. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the above restrictions.

We may make additions to or deletions from the list of permitted Variable Funding Options.

GMWB FOR LIFE CHARGE The charge for your GMWB for Life rider depends on whether you purchase the Single Life Option or the Joint Life Option. The charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is shown below. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" above). The charge may increase to the charge applicable to current Contract purchases at the time of reset but will never exceed 1.50%.

                                                         CURRENT CHARGE
                                                         --------------
GMWB for Life (Single Life Option)                           0.65%

GMWB for Life (Joint Life Option)                            0.80%

ANNUAL WITHDRAWAL BENEFIT ("AWB") If your circumstances change, you may wish to take guaranteed withdrawals even though you have not yet reached the minimum age to be eligible for lifetime payments under LWB. In this case, you can take an "Annual Withdrawal Benefit" or "AWB" which allows you to withdraw an amount each year until your RBB is depleted. AWB payments are not guaranteed for life.

The level of your AWB is determined in the same manner as the level of your LWB as described in the above section entitled "Lifetime Withdrawal Benefit ("LWB")", except that there is no minimum age to be eligible to receive AWB payments. Additional Premium Payments affect your AWB in the same manner as they do the LWB as described in the "Additional Premium Payments" section above. The reset of your RBB will affect your AWB in the same manner as it affects the LWB as described in the "Reset" section above.

Withdrawals affect your AWB in the same manner as your LWB as described in the "Withdrawals" section above, with the following exception. If you begin taking AWB withdrawals before you reach the minimum age to qualify for payments under LWB, when you reach the minimum age any withdrawals in excess of your LWB amount will subject your LWB and RBB to a partial withdrawal reduction, even if your withdrawal does not exceed your AWB. This could serve to decrease the amount of your future monthly payments under LWB, and the length of the time period during which you may continue to take payments under AWB.

SHOULD I TAKE WITHDRAWALS UNDER LWB OR AWB? The GMWB for Life rider works best, and is designed, for the Contract Owner who can wait until the minimum age is attained to qualify for LWB payments. If you take your first withdrawal after you have reached the minimum age to qualify for LWB payments, payments under AWB or LWB are equal and the same. However, if you take your first withdrawal before you have reached the minimum age to qualify for LWB payments, the AWB or LWB payments available to you when you reach the minimum age may not be equal.

AWB is designed for the Contract Owner who has undergone a change in circumstances and wants to take withdrawals before reaching the minimum age to qualify for LWB payments.

If you choose to take AWB payments before you qualify for LWB payments, you should consider that the charges for the GMWB for Life rider are designed to support LWB payments for life, and that you may be paying a higher charge without receiving the full benefit.

IF YOU CONTINUE TO MAKE WITHDRAWALS IN EXCESS OF THE LWB ONCE THE MINIMUM AGE TO QUALIFY FOR LWB HAS BEEN REACHED, YOU MAY EVENTUALLY LOSE ANY BENEFIT UNDER LWB.

Whether you choose to access your money using the LWB, AWB, or Guaranteed Principal Option depends on your individual financial circumstances and the performance of your Contract. You should consult with your financial adviser to determine which method is best for you.

TAX-QUALIFIED DISTRIBUTION PROGRAMS Subject to certain limitations and restrictions, your LWB and AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, but will not affect the LWB or AWB. The following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      1) distributions relating to this Contract intended to satisfy the required minimum distribution rules under Section 401(a)(9) of the Code and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code Section 403(b)), an individual retirement annuity (Code Section 408(b)), or an eligible deferred compensation plan (Code Section 457(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation
            Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate, or as otherwise required to be calculated under the Code and the regulations thereunder;

      2) distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a non-qualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life, or over a period no longer than the remaining life expectancy, of a designated beneficiary relating to this Contract;

      3) distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of such participant and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract; or

      4) distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from non-qualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract.

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB for Life rider, however your RBB, LWB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB for Life Anniversary, and you may only make the change during the 30-day period after your GMWB for Life Anniversary. At the time you purchase GMWB for Life, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB for Life Anniversary.

You are advised to take your required distributions prior to purchasing GMWB for Life in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB for Life, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

ANY WITHDRAWALS OUTSIDE THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB for Life (a "GMWB for Life Year"). If during any GMWB for Life Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB for Life rider, however for the remainder of the GMWB for Life Year your RBB, LWB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

DISTRIBUTIONS UNDER THE TAX-QUALIFIED DISTRIBUTION PROGRAM WILL BE DETERMINED AS IF YOUR CONTRACT UNDER WHICH YOUR GMWB FOR LIFE RIDER WAS ISSUED WERE THE ONLY CONTRACT SUBJECT TO THE ABOVE TAX RULES.

TERMINATION Once you purchase the GMWB for Life rider, you cannot cancel it. However, the rider will automatically terminate when:

      - you make a full withdrawal of your Contract Value (outside the program);

      -     you apply all of your Contract Value to an Annuity Option;

      - the Contract Owner dies and a death benefit under your Contract becomes payable, unless the Contract is continued by the beneficiary;

      - the Annuitant dies and the Annuitant is not the person whose life is used to determine guaranteed payments;

      - you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option;

      -     you opt to take the Guaranteed Principal Option; or

      -     you terminate your Contract.

Charges for the rider cease upon termination.

OTHER INFORMATION You should also consider the following before you purchase the GMWB for Life rider:

      - The charge for the GMWB for Life rider continues for the life of the rider, even if you never need nor exercise the guarantees under the rider.

      - Withdrawals that are greater than your LWB or AWB will erode your guarantee by serving to more rapidly deplete your RBB.

      - The GMWB for Life rider is not transferable; if you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option, the rider terminates automatically.

      - If you only plan to take AWB, or take the Guaranteed Principal Option, you should consider the higher cost of the GMWB for Life rider which is designed to support payments for life under LWB.

      - If you continue to take AWB once eligible for LWB, you may eventually lose any benefit under LWB.

EFFECT ON THE DEATH BENEFIT The GMWB for Life rider terminates when a death benefit under your Contract becomes payable, except in certain circumstances when the beneficiary may continue the Contract along with the GMWB for Life rider (see "Contract Continuation by Beneficiary" and "Contract Value Reduces to Zero" below).

However, if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described in the "Death Benefit" section, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

If the Annuitant dies before the Contract Owner(s), then the GMWB for Life rider will terminate and the beneficiary cannot continue the rider.

Under the Joint Life Option, if the spousal beneficiary predeceases the Contract Owner, the rider continues and no death benefit is paid out; the Contract Owner may then name a new beneficiary for the purposes of the death benefit provisions under the Contract, but not for purposes of the GMWB for Life rider.

Notwithstanding anything in the GMWB for Life rider to the contrary:

      a) In order to comply with section 72(s) of the Code, if the GMWB for Life rider is purchased with respect to a non-qualified annuity contract, any death benefit paid out under the terms of the GMWB for Life rider to a non-spousal Beneficiary upon the death of the owner (or to a payee other than the spouse of the Annuitant on the death of the Annuitant, where the Contract is owned by a non-natural person) (including payments made under the "Contract Continuation by the Beneficiary" provision, "Contract Value Reset to Zero" provision, and any other payments of the AWB and RBB otherwise made after a death) will be paid out in non-increasing annual installments over a period no longer than the remaining single life expectancy of the Beneficiary under the appropriate IRS life expectancy table under Code Section 72 and the regulation thereunder or as otherwise provided under the tax law for non-qualified annuities and under Code Section 72(s). Such payments must begin within 12 months of the date of death in all cases.

      b) Where the Beneficiary or other payee under paragraph (a) is not a natural person, such period may not extend beyond the fifth anniversary of the date of the death.

      c) If the GMWB for Life rider is issued under a Qualified Contract and the death occurs on or after the Required Beginning Date of distributions to the participant under Code Section 401(a)(9), the period for the payments described in paragraph (a) above may not exceed the longer of: (i) the Beneficiary's or other payee's remaining life expectancy or (ii) the deceased Annuitant's remaining life expectancy in the year of his or her death, reduced by one for each calendar year thereafter.

      d) Where under other sections of the GMWB for Life rider, any payment described in this section ("Effect on Death Benefits") is payable over a shorter period of time, required to begin at an earlier date, or would otherwise be paid more rapidly than under this section ("Effect on Death Benefit"), then such payment will be made under the terms of such other provision.

If annual payments must exceed the AWB in order to comply with these requirements, then these payments will not result in a Partial Withdrawal Reduction to the RBB and AWB as described in the RBB and AWB sections of the GMWB for Life rider. Each withdrawal will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

You should consult with your tax advisor prior to purchasing a variable annuity contract and optional rider such as the GMWB for Life rider.

CONTRACT CONTINUATION BY THE BENEFICIARY Under the Joint Life Option, if the spousal beneficiary elects to continue the Contract instead of receiving the death benefit, the GMWB for Life rider will also continue for the benefit of the spouse. Upon the death of the spouse, the LWB will terminate. However, if there are any remaining AWB payments, such payments may be continued by a surviving beneficiary instead of receiving a death benefit. In such case payments will be made annually on the next rider anniversary, no further resets will be made of the RBB, and the RBB will be reduced by the amount of each payment. Upon the death of such beneficiary, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

Under the Single Life Option, the LWB terminates when a death benefit becomes payable under the Contract, regardless of whether the Contract is continued by a beneficiary. If a non-spousal beneficiary continues the Contract, even under the Joint Life Option, the LWB terminates. However, if there are any remaining AWB payments, such payments may also be continued by a surviving beneficiary as described in the preceding paragraph.

Payments made under the Continuation by the Beneficiary provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner (or upon the death of the Annuitant where the owner is not a natural person), the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

For riders issued under a Qualified Contract, the payments under the Continuation by the Beneficiary provision of the GMWB for Life rider must be paid out at regular intervals in non-increasing annual payments made over a period no longer than that permitted under Code Section 401(a)(9) and the regulations thereunder.

Payments to the Beneficiary or to the owner's estate on the death of the owner, or payments to the Beneficiary's estate (or to the successor beneficiary) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

CONTRACT VALUE REDUCES TO ZERO If your Contract Value reduces to zero for reasons other than you making 1) a withdrawal that exceeds your AWB or LWB or 2) a full withdrawal of your Contract Value, and the minimum age has already been reached to be eligible to receive LWB payments, then we will automatically begin paying you annual payments equal to the LWB as long as you (or you or your spouse under the Joint Life Option) are alive unless you elect to receive annual payments equal to the AWB as set forth below. Payments will be made once a year on each rider effective date anniversary starting with the next anniversary. Each payment will reduce the RBB by the amount of the payment. Alternatively, you have the option to elect in writing to instead receive annual payments equal to the current AWB, as of the date your written election is received in good order at our Home Office, until the RBB is depleted. Upon such election, we will begin paying you the AWB starting on the next rider effective date anniversary following the date your written election is received in good order in our Home Office.

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

If the minimum age to be eligible for LWB payments has not yet been reached, and the RBB is greater than zero, we will automatically begin paying you annual payments equal to the AWB until the RBB is depleted. All other rights under your Contract cease, we will no longer accept subsequent Purchase Payments and no future resets will be allowed. All other optional endorsements are terminated without value.

Upon your death (or your or your spouse's death under the Joint Life Option), your Beneficiary(s) will receive the following:

      1) Under the Single Life Option, the LWB will be set to $0.00 and the beneficiary(s) will receive annual payments equal to the current AWB until the RBB is depleted. No other death benefit or Enhanced Stepped-Up Provision (if any) will be paid if the RBB is already equal to zero upon the owner's death. The death benefit under the Contract is cancelled. Upon the beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

      2) Under the Joint Life Option, the terms of the rider continue and we will continue to your spouse annual payments equal to either the LWB or AWB according to your election prior to your death and the terms described above. The death benefit under the Contract is cancelled. Upon the spouse's death, the LWB will be set to $0.00 and the spousal beneficiary's estate or Beneficiary, as applicable, will receive annual payments equal to the current AWB until the RBB is depleted. Upon that beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

      3) Payments made under the "Contract value reduces to Zero" provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner, the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

      4) For riders issued under a Contract that is issued to an Individual Retirement Account under Code Section 408(a), an Individual Retirement Annuity under Code Section 408(b), a Roth IRA annuity under Code Section 408A, a SIMPLE IRA annuity under Code Section 408(p) or any other annuity under an employer's retirement plan that is subject to the required minimum distribution rules under Code
            Section 401(a)(9), including the after-death distribution rules under Code Section 401(a)(9)(B) ("Qualified Contracts"), The payments under this provision of the GMWB for Life rider will be adjusted as required to be paid out in a non-increasing annual payments over a period no longer than permitted under Code Section 401(a)(9).

Payments to the Beneficiary (or to the owner's estate on the death of the owner), or payments to the successor beneficiary (or to the Beneficiary's estate) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB" OR "ACCUMULATION ADVANTAGE")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected a GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

      - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.

      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial

            Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                   INCREASING CONTRACT VALUE                            DECLINING CONTRACT VALUE
                          ---------------------------------------------    --------------------------------------------------
                                             BASE                                                 BASE
                          CONTRACT       CALCULATION                                          CALCULATION
                            VALUE           AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
                          --------       -----------     --------------    --------------    ------------      --------------
VALUE AS OF GMAB
RIDER EFFECTIVE DATE      $100,000       $100,000        Not Applicable       $100,000        $100,000         Not Applicable

VALUE AS OF RIDER
MATURITY DATE             $115,000       $100,000           $100,000          $ 85,000        $100,000          $100,000

AMOUNT APPLIED TO
CONTRACT VALUE DUE TO
GMAB RIDER                               $      0(1)                                          $ 15,000(2)

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT

                          ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                          --------------------------------------------     ------------------------------------------------
                                                              BASE                                                  BASE
                          CONTRACT         PURCHASE        CALCULATION                          PURCHASE        CALCULATION
                           VALUE            PAYMENT           AMOUNT       CONTRACT VALUE        PAYMENT           AMOUNT
                          --------         --------        -----------     --------------       --------        -----------
VALUE AS OF GMAB
RIDER EFFECTIVE DATE      $100,000         $100,000         $100,000          $100,000          $100,000          $100,000

VALUE BEFORE
ADDITIONAL PURCHASE
PAYMENT                   $120,000      Not Applicable      $100,000          $120,000       Not Applicable       $100,000

VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT          $130,000         $ 10,000         $110,000          $130,000          $ 10,000          $100,000

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

       EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT

                                                            ASSUMING INCREASING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                                                                                                            REDUCTION TO BASE
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER        CALCULATION
                                VALUE            AMOUNT               AMOUNT              REDUCTION              AMOUNT
                              --------      ----------------    ------------------    -----------------     -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $ 90,000              $10,000               $8,696               $10,000

                                                            ASSUMING DECLINING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                                                                                                            REDUCTION TO BASE
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER        CALCULATION
                                VALUE            AMOUNT               AMOUNT              REDUCTION              AMOUNT
                              --------      ----------------    ------------------    -----------------     -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
PRIOR TO
PARTIAL WITHDRAWAL            $ 85,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $ 75,000          $ 88,235             $10,000               $11,765               $11,765

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.

      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

Below is a list of the Class B Subaccounts that are currently offered under the Contract. The remaining Subaccounts are classified as Class A.

         CLASS B SUBACCOUNTS/
           UNDERLYING FUNDS
------------------------------------------
METROPOLITAN SERIES FUND, INC.
   BlackRock Money Market Portfolio
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT Portfolio
   Pioneer Global High Yield VCT Portfolio
   Pioneer High Yield VCT Portfolio
   Pioneer Strategic Income VCT Portfolio

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option - If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

      - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

      - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

      - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

      - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your a net investment rate of 3.0% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected (see Variable Liquidity Benefit below).

Option 6 -- Other Annuity Options - We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. References to "Separate Account" refer either to Separate Account Nine or Separate Account Ten, depending on the issuer of the Contract. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Accounts, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or

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legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

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TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

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MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon
the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

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ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      -     a non-taxable return of your purchase payment; or

      -     a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will

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administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

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OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also

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subject to U.S. income tax on all income other than income sourced to Puerto
Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and the Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions

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payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the Statement of Additional Information -- "DISTRIBUTION AND

PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received additional compensation during 2005, as well as the range of additional compensation paid.

The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC, Met Investors Advisory LLC and Pioneer Investment Management, Inc. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a `gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                          UNIT VALUE AT                        NUMBER OF UNITS
                                                                          BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR         END OF YEAR            END OF YEAR
---------------------------------------------------------------   ----    -------------   -------------        ---------------
   Money Market Portfolio (3/02)...............................   2005        0.977           0.987                 697,307
                                                                  2004        0.986           0.977                 810,036
                                                                  2003        0.996           0.986                 146,533
                                                                  2002        1.000           0.996                 503,034

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series II (11/03).....   2005        1.077           1.148                 311,523
                                                                  2004        1.032           1.077                 184,576
                                                                  2003        1.000           1.032                      --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (11/03)......   2005        1.163           1.225                  63,045
                                                                  2004        1.043           1.163                  50,867
                                                                  2003        1.000           1.043                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (11/03)..............................................   2005        1.125           1.143                 613,332
                                                                  2004        1.033           1.125                 283,469
                                                                  2003        1.000           1.033                      --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)...............................................   2005        1.267           1.303                 828,548
                                                                  2004        1.158           1.267                 703,458
                                                                  2003        0.859           1.158                 247,570
                                                                  2002        1.228           0.859                  73,361
                                                                  2001        1.000           1.228                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.369           1.481               1,323,471
                                                               2004        1.177           1.369                 672,403
                                                               2003        0.907           1.177                 254,384
                                                               2002        1.134           0.907                 136,180
                                                               2001        1.000           1.134                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (11/03)..................................   2005        1.128           1.215                 373,581
                                                               2004        1.057           1.128                 232,001
                                                               2003        1.000           1.057                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (11/03)...........................................   2005        1.101           1.134                 483,869
                                                               2004        1.052           1.101                 345,115
                                                               2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA -- Service Shares
   (11/03)..................................................   2005        1.261           1.412                 514,105
                                                               2004        1.080           1.261                 255,642
                                                               2003        1.000           1.080                      --

Pioneer Variable Contracts Trust
   Pioneer AmPac Growth VCT Portfolio -- Class II (3/04)....   2005        0.999           0.993                     462
                                                               2004        1.000           0.999                      --

   Pioneer America Income VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.014           1.013                 482,425
                                                               2004        1.002           1.014                 339,787
                                                               2003        1.000           1.002                      --

   Pioneer Balanced VCT Portfolio -- Class II Shares (11/03)   2005        1.061           1.080                 218,844
                                                               2004        1.033           1.061                 126,383
                                                               2003        1.000           1.033                      --

   Pioneer Bond VCT Portfolio -- Class II Shares (1/70).....   2005        1.000           1.000                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                           UNIT VALUE AT                        NUMBER OF UNITS
                                                                           BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR         END OF YEAR            END OF YEAR
---------------------------------------------------------------    ----    -------------   -------------        ---------------
   Pioneer Cullen Value VCT Portfolio -- Class II Shares
   (3/05)......................................................    2005        1.000           1.099                  95,526

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)..............................................    2005        1.311           1.771                  32,531
                                                                   2004        1.125           1.311                   5,170
                                                                   2003        1.000           1.125                      --

   Pioneer Equity Income VCT Portfolio -- Class II Shares
   (11/03).....................................................    2005        1.212           1.255                 456,853
                                                                   2004        1.064           1.212                 213,388
                                                                   2003        1.000           1.064                      --

   Pioneer Equity Opportunity VCT Portfolio -- Class II
   Shares (8/05)...............................................    2005        1.000           0.999                   1,630

   Pioneer Europe VCT Portfolio -- Class II Shares (11/03).....    2005        1.270           1.344                  20,166
                                                                   2004        1.094           1.270                   7,246
                                                                   2003        1.000           1.094                      --

   Pioneer Fund VCT Portfolio -- Class II Shares (11/03).......    2005        1.147           1.193                  35,851
                                                                   2004        1.053           1.147                  34,036
                                                                   2003        1.000           1.053                      --

   Pioneer Global High Yield VCT Portfolio -- Class II
   Shares (4/05)...............................................    2005        1.000           1.045                 233,120

   Pioneer Growth Shares VCT Portfolio -- Class II Shares
   (11/03).....................................................    2005        1.075           1.089                  26,122
                                                                   2004        1.030           1.075                  26,797
                                                                   2003        1.000           1.030                      --

   Pioneer High Yield VCT Portfolio -- Class II Shares
   (11/03).....................................................    2005        1.084           1.082                 674,991
                                                                   2004        1.025           1.084                 431,399
                                                                   2003        1.000           1.025                      --

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio --
   Class II Shares (5/05)......................................    2005        1.000           1.086                  16,812

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Pioneer Ibbotson Growth Allocation VCT Portfolio --
   Class II Shares (5/05)...................................   2005        1.000           1.070                      --

   Pioneer Ibbotson Moderate Allocation VCT Portfolio --
   Class II Shares (7/05)...................................   2005        1.003           1.049                      --

   Pioneer International Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.270           1.437                 148,345
                                                               2004        1.093           1.270                 121,874
                                                               2003        1.000           1.093                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.257           1.328                 440,871
                                                               2004        1.051           1.257                 203,225
                                                               2003        1.000           1.051                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (3/04)...................................   2005        1.093           1.161                 164,716
                                                               2004        1.000           1.093                  10,877

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.388           1.565                  98,701
                                                               2004        1.044           1.388                  50,021
                                                               2003        1.000           1.044                      --

   Pioneer Small and Mid Cap Growth VCT Portfolio -- Class
   II (3/04)................................................   2005        1.071           1.100                  17,942
                                                               2004        1.000           1.071                  11,558

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.250           1.363                 134,394
                                                               2004        1.062           1.250                   8,762
                                                               2003        1.000           1.062                      --

   Pioneer Small Company VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.154           1.152                  14,718
                                                               2004        1.038           1.154                   5,951
                                                               2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.105           1.112                 678,216
                                                               2004        1.024           1.105                 177,857
                                                               2003        1.000           1.024                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                          UNIT VALUE AT                        NUMBER OF UNITS
                                                                          BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR         END OF YEAR            END OF YEAR
---------------------------------------------------------------   ----    -------------   -------------        ---------------
   Pioneer Value VCT Portfolio -- Class II Shares (11/03)......   2005        1.161           1.193                 111,712
                                                                  2004        1.062           1.161                  92,827
                                                                  2003        1.000           1.062                      --

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund -- Class II (5/05)...   2005        1.000           1.067                     587

   Total Return Fund -- Class II (11/03).......................   2005        1.106           1.118                  95,435
                                                                  2004        1.038           1.106                  21,743
                                                                  2003        1.000           1.038                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.75%

                                                                          UNIT VALUE AT                        NUMBER OF UNITS
                                                                          BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR         END OF YEAR            END OF YEAR
---------------------------------------------------------------   ----    -------------   -------------        ---------------
   Money Market Portfolio (3/02)...............................   2005        0.992           0.993                  12,874
                                                                  2004        1.000           0.992                      --

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series II (11/03).....   2005        1.052           1.112                      --
                                                                  2004        1.000           1.052                      --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (11/03)......   2005        1.063           1.109                      --
                                                                  2004        1.000           1.063                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (11/03)..............................................   2005        1.070           1.077                      --
                                                                  2004        1.000           1.070                      --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)...............................................   2005        1.083           1.104                      --
                                                                  2004        1.000           1.083                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)......................................................   2005        1.154           1.236                   9,241
                                                                  2004        1.000           1.154                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (11/03).....................................   2005        1.050           1.121                      --
                                                                  2004        1.000           1.050                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (11/03)..............................................   2005        1.045           1.066                      --
                                                                  2004        1.000           1.045                      --

   Oppenheimer Global Securities Fund/VA -- Service Shares
   (11/03).....................................................   2005        1.166           1.295                      --
                                                                  2004        1.000           1.166                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                           UNIT VALUE AT                        NUMBER OF UNITS
                                                                           BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR         END OF YEAR            END OF YEAR
---------------------------------------------------------------    ----    -------------   -------------        ---------------
Pioneer Variable Contracts Trust
   Pioneer AmPac Growth VCT Portfolio -- Class II (3/04).......    2005        0.990           0.975                      --
                                                                   2004        1.000           0.990                      --

   Pioneer America Income VCT Portfolio -- Class II Shares
   (11/03).....................................................    2005        1.030           1.020                      --
                                                                   2004        1.000           1.030                      --

   Pioneer Balanced VCT Portfolio -- Class II Shares (11/03)...    2005        1.024           1.033                      --
                                                                   2004        1.000           1.024                      --

   Pioneer Bond VCT Portfolio -- Class II Shares (1/70)........    2005        1.000           1.000                      --

   Pioneer Cullen Value VCT Portfolio -- Class II Shares
   (3/05)......................................................    2005        1.000           1.092                      --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)..............................................    2005        1.293           1.731                      --
                                                                   2004        1.000           1.293                      --

   Pioneer Equity Income VCT Portfolio -- Class II Shares
   (11/03).....................................................    2005        1.123           1.153                      --
                                                                   2004        1.000           1.123                      --

   Pioneer Equity Opportunity VCT Portfolio -- Class II
   Shares (8/05)...............................................    2005        1.000           0.996                      --

   Pioneer Europe VCT Portfolio -- Class II Shares (11/03).....    2005        1.175           1.233                      --
                                                                   2004        1.000           1.175                      --

   Pioneer Fund VCT Portfolio -- Class II Shares (11/03).......    2005        1.088           1.121                      --
                                                                   2004        1.000           1.088                      --

   Pioneer Global High Yield VCT Portfolio -- Class II
   Shares (4/05)...............................................    2005        1.000           1.039                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Pioneer Growth Shares VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.079           1.083                      --
                                                               2004        1.000           1.079                      --

   Pioneer High Yield VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.083           1.071                      --
                                                               2004        1.000           1.083                      --

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio --
   Class II Shares (5/05)...................................   2005        1.000           1.080                      --

   Pioneer Ibbotson Growth Allocation VCT Portfolio --
   Class II Shares (5/05)...................................   2005        1.000           1.065                      --

   Pioneer Ibbotson Moderate Allocation VCT Portfolio --
   Class II Shares (7/05)...................................   2005        1.003           1.044                      --

   Pioneer International Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.168           1.309                      --
                                                               2004        1.000           1.168                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.141           1.195                      --
                                                               2004        1.000           1.141                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (3/04)...................................   2005        1.068           1.124                      --
                                                               2004        1.000           1.068                      --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.305           1.459                      --
                                                               2004        1.000           1.305                      --

   Pioneer Small and Mid Cap Growth VCT Portfolio -- Class
   II (3/04)................................................   2005        1.008           1.026                      --
                                                               2004        1.000           1.008                      --

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.151           1.245                      --
                                                               2004        1.000           1.151                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                          UNIT VALUE AT                        NUMBER OF UNITS
                                                                          BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR         END OF YEAR            END OF YEAR
---------------------------------------------------------------   ----    -------------   -------------        ---------------
   Pioneer Small Company VCT Portfolio -- Class II Shares
   (11/03).....................................................   2005        1.106           1.093                      --
                                                                  2004        1.000           1.106                      --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (11/03)..............................................   2005        1.096           1.093                      --
                                                                  2004        1.000           1.096                      --

   Pioneer Value VCT Portfolio -- Class II Shares (11/03)......   2005        1.084           1.104                      --
                                                                  2004        1.000           1.084                      --

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund -- Class II (5/05)...   2005        1.000           1.061                      --

   Total Return Fund -- Class II (11/03).......................   2005        1.051           1.053                      --
                                                                  2004        1.000           1.051                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 08/05: Pioneer Papp Small and Mid Cap Growth VCT Portfolio -- Class II Shares changed its name to Pioneer Small and Mid Cap Growth VCT -- Class II Shares.

Effective 08/05: Pioneer Papp America -- Pacific Rim Fund VCT -- Class II Shares changed its name to Pioneer AmPac Growth VCT Portfolio -- Class II Shares.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                           UNIT VALUE AT                        NUMBER OF UNITS
                                                                           BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR         END OF YEAR            END OF YEAR
---------------------------------------------------------------    ----    -------------   -------------        ---------------
   Money Market Portfolio (5/02)...............................    2O05        0.977           0.987                 150,830
                                                                   2004        0.986           0.977                 673,304
                                                                   2003        0.996           0.986                 855,860
                                                                   2002        0.999           0.996                 802,446

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series II (11/03).....    2005        1.077           1.148                  77,021
                                                                   2004        1.032           1.077                  47,287
                                                                   2003        1.000           1.032                      --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (11/03)......    2005        1.163           1.225                  21,026
                                                                   2004        1.043           1.163                  15,653
                                                                   2003        1.000           1.043                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (11/03)..............................................    2005        1.125           1.143                 100,659
                                                                   2004        1.033           1.125                  46,550
                                                                   2003        1.000           1.033                      --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)..............................................    2005        1.267           1.303                 683,312
                                                                   2004        1.158           1.267                 909,411
                                                                   2003        0.859           1.158                 907,594
                                                                   2002        1.228           0.859                 479,572
                                                                   2001        1.000           1.228                  19,240

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                           UNIT VALUE AT                        NUMBER OF UNITS
                                                                           BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR         END OF YEAR            END OF YEAR
---------------------------------------------------------------    ----    -------------   -------------        ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99).....................................................    2005        1.369           1.481               2,258,919
                                                                   2004        1.177           1.369               1,963,706
                                                                   2003        0.907           1.177               1,293,188
                                                                   2002        1.134           0.907                 589,742
                                                                   2001        1.000           1.134                  29,133

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (12/03).....................................    2005        1.128           1.215                  58,534
                                                                   2004        1.057           1.128                  36,753
                                                                   2003        1.000           1.057                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (11/03)..............................................    2005        1.101           1.134                   6,481
                                                                   2004        1.052           1.101                     257
                                                                   2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA -- Service Shares
   (11/03).....................................................    2005        1.261           1.412                  66,606
                                                                   2004        1.080           1.261                  34,230
                                                                   2003        1.000           1.080                      --

Pioneer Variable Contracts Trust
   Pioneer AmPac Growth VCT Portfolio -- Class II (1/70).......    2005        0.999           0.993                      --
                                                                   2004        1.000           0.999                      --

   Pioneer America Income VCT Portfolio -- Class II Shares
   (11/03).....................................................    2005        1.014           1.013                  98,883
                                                                   2004        1.002           1.014                 104,018
                                                                   2003        1.000           1.002                      --

   Pioneer Balanced VCT Portfolio -- Class II Shares (11/03)...    2005        1.061           1.080                  26,998
                                                                   2004        1.033           1.061                   9,421
                                                                   2003        1.000           1.033                      --

   Pioneer Bond VCT Portfolio -- Class II Shares (1/70)........    2005        1.000           1.000                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                          UNIT VALUE AT                        NUMBER OF UNITS
                                                                          BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR         END OF YEAR            END OF YEAR
---------------------------------------------------------------   ----    -------------   -------------        ---------------
   Pioneer Cullen Value VCT Portfolio -- Class II Shares
   (4/05)......................................................   2005        0.990           1.099                      --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)..............................................   2005        1.311           1.771                   2,693
                                                                  2004        1.125           1.311                   2,258
                                                                  2003        1.000           1.125                      --

   Pioneer Equity Income VCT Portfolio -- Class II Shares
   (11/03).....................................................   2005        1.212           1.255                 112,338
                                                                  2004        1.064           1.212                  46,366
                                                                  2003        1.000           1.064                      --

   Pioneer Equity Opportunity VCT Portfolio -- Class II
   Shares (1/70)...............................................   2005        1.000           0.999                      --

   Pioneer Europe VCT Portfolio -- Class II Shares (11/03).....   2005        1.270           1.344                  14,289
                                                                  2004        1.094           1.270                  14,289
                                                                  2003        1.000           1.094                      --

   Pioneer Fund VCT Portfolio -- Class II Shares (12/03).......   2005        1.147           1.193                  67,099
                                                                  2004        1.053           1.147                  60,415
                                                                  2003        1.000           1.053                      --

   Pioneer Global High Yield VCT Portfolio -- Class II
   Shares (6/05)...............................................   2005        1.011           1.045                   4,870

   Pioneer Growth Shares VCT Portfolio -- Class II Shares
   (11/03).....................................................   2005        1.075           1.089                      --
                                                                  2004        1.030           1.075                      --
                                                                  2003        1.000           1.030                      --

   Pioneer High Yield VCT Portfolio -- Class II Shares
   (12/03).....................................................   2005        1.084           1.082                 360,478
                                                                  2004        1.025           1.084                 234,397
                                                                  2003        1.000           1.025                      --

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio --
   Class II Shares (8/05)......................................   2005        1.057           1.086                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Pioneer Ibbotson Growth Allocation VCT Portfolio --
   Class II Shares (8/05)...................................   2005        1.036           1.070                      --

   Pioneer Ibbotson Moderate Allocation VCT Portfolio --
   Class II Shares (6/05)...................................   2005        1.000           1.049                  50,495

   Pioneer International Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.270           1.437                      --
                                                               2004        1.093           1.270                      --
                                                               2003        1.000           1.093                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.257           1.328                  46,642
                                                               2004        1.051           1.257                  10,917
                                                               2003        1.000           1.051                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)...................................   2005        1.093           1.161                 115,364
                                                               2004        1.039           1.093                  17,469

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.388           1.565                  61,693
                                                               2004        1.044           1.388                  26,252
                                                               2003        1.000           1.044                      --

   Pioneer Small and Mid Cap Growth VCT Portfolio -- Class
   II (5/04)................................................   2005        1.071           1.100                  40,971
                                                               2004        1.041           1.071                      --

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.250           1.363                  30,867
                                                               2004        1.062           1.250                   4,495
                                                               2003        1.000           1.062                      --

   Pioneer Small Company VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.154           1.152                  24,585
                                                               2004        1.038           1.154                   8,427
                                                               2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.105           1.112                 210,034
                                                               2004        1.024           1.105                 122,491
                                                               2003        1.000           1.024                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Pioneer Value VCT Portfolio -- Class II Shares (11/03)...   2005        1.161           1.193                  15,707
                                                               2004        1.062           1.161                  19,453
                                                               2003        1.000           1.062                      --

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund --
   Class II (6/05)..........................................   2005        1.026           1.067                      --

   Total Return Fund -- Class II (12/03)....................   2005        1.106           1.118                  53,918
                                                               2004        1.038           1.106                  47,717
                                                               2003        1.000           1.038                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.75%

                                                                           UNIT VALUE AT                        NUMBER OF UNITS
                                                                           BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR         END OF YEAR            END OF YEAR
---------------------------------------------------------------    ----    -------------   -------------        ---------------
   Money Market Portfolio (5/02)...............................    2005        0.992           0.993                   5,333
                                                                   2004        1.000           0.992                      --

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series II (11/03).....    2005        1.052           1.112                      --
                                                                   2004        1.000           1.052                      --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (11/03)......    2005        1.063           1.109                      --
                                                                   2004        1.000           1.063                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (11/03)..............................................    2005        1.070           1.077                      --
                                                                   2004        1.000           1.070                      --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)..............................................    2005        1.083           1.104                   1,686
                                                                   2004        1.000           1.083                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99).....................................................    2005        1.154           1.236                      --
                                                                   2004        1.000           1.154                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (12/03).....................................    2005        1.050           1.121                      --
                                                                   2004        1.000           1.050                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (11/03)..............................................    2005        1.045           1.066                      --
                                                                   2004        1.000           1.045                      --

   Oppenheimer Global Securities Fund/VA -- Service Shares
   (11/03).....................................................    2005        1.166           1.295                      --
                                                                   2004        1.000           1.166                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                           UNIT VALUE AT                        NUMBER OF UNITS
                                                                           BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR         END OF YEAR            END OF YEAR
---------------------------------------------------------------    ----    -------------   -------------        ---------------
Pioneer Variable Contracts Trust
   Pioneer AmPac Growth VCT Portfolio -- Class II (1/70).......    2005        0.990           0.975                      --
                                                                   2004        1.000           0.990                      --

   Pioneer America Income VCT Portfolio -- Class II Shares
   (11/03).....................................................    2005        1.030           1.020                   8,535
                                                                   2004        1.000           1.030                      --

   Pioneer Balanced VCT Portfolio -- Class II Shares (11/03)...    2005        1.024           1.033                      --
                                                                   2004        1.000           1.024                      --

   Pioneer Bond VCT Portfolio -- Class II Shares (1/70)........    2005        1.000           1.000                      --

   Pioneer Cullen Value VCT Portfolio -- Class II Shares
   (4/05)......................................................    2005        0.990           1.092                   1,708

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)..............................................    2005        1.293           1.731                   1,311
                                                                   2004        1.000           1.293                      --

   Pioneer Equity Income VCT Portfolio -- Class II Shares
   (11/03).....................................................    2005        1.123           1.153                      --
                                                                   2004        1.000           1.123                      --

   Pioneer Equity Opportunity VCT Portfolio -- Class II
   Shares (1/70)...............................................    2005        1.000           0.996                      --

   Pioneer Europe VCT Portfolio -- Class II Shares (11/03).....    2005        1.175           1.233                      --
                                                                   2004        1.000           1.175                      --

   Pioneer Fund VCT Portfolio -- Class II Shares (12/03).......    2005        1.088           1.121                      --
                                                                   2004        1.000           1.088                      --

   Pioneer Global High Yield VCT Portfolio -- Class II
   Shares (6/05)...............................................    2005        1.010           1.039                   8,716

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Pioneer Growth Shares VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.079           1.083                      --
                                                               2004        1.000           1.079                      --

   Pioneer High Yield VCT Portfolio -- Class II Shares
   (12/03)..................................................   2005        1.083           1.071                      --
                                                               2004        1.000           1.083                      --

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio --
   Class II Shares (8/05)...................................   2005        1.055           1.080                      --

   Pioneer Ibbotson Growth Allocation VCT Portfolio --
   Class II Shares (8/05)...................................   2005        1.033           1.065                  35,696

   Pioneer Ibbotson Moderate Allocation VCT Portfolio --
   Class II Shares (6/05)...................................   2005        1.000           1.044                  24,183

   Pioneer International Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.168           1.309                   1,584
                                                               2004        1.000           1.168                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.141           1.195                   1,489
                                                               2004        1.000           1.141                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (4/04)...................................   2005        1.068           1.124                   1,664
                                                               2004        1.000           1.068                      --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.305           1.459                      --
                                                               2004        1.000           1.305                      --

   Pioneer Small and Mid Cap Growth VCT Portfolio -- Class
   II (5/04)................................................   2005        1.008           1.026                      --
                                                               2004        1.000           1.008                      --

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.151           1.245                      --
                                                               2004        1.000           1.151                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Pioneer Small Company VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.106           1.093                      --
                                                               2004        1.000           1.106                      --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.096           1.093                   8,066
                                                               2004        1.000           1.096                      --

   Pioneer Value VCT Portfolio -- Class II Shares (11/03)...   2005        1.084           1.104                      --
                                                               2004        1.000           1.084                      --

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund --
   Class II (6/05)..........................................   2005        1.025           1.061                   1,716

   Total Return Fund -- Class II (12/03)....................   2005        1.051           1.053                      --
                                                               2004        1.000           1.051                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 08/05: Pioneer Papp Small and Mid Cap Growth VCT Portfolio -- Class II Shares changed its name to Pioneer Small and Mid Cap Growth VCT Portfolio -- Class II Shares.

Effective 08/05: Pioneer Papp America -- Pacific Rim Fund VCT -- Class II Shares changed its name to Pioneer AmPac Growth VCT Portfolio -- Class II Shares.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
          (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE
                            THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

      (a)   is Medicare approved as a provider of skilled nursing care services;
            and

      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

      (a) is licensed as a nursing care facility by the state in which it is licensed;

      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

      (d) provides, as a primary function, nursing care and room and board; and charges for these services;

      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

      (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

      (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

      (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

      (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

      (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following our receipt of proper written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

              The Insurance Company
              Principal Underwriter
              Distribution and Principal Underwriting Agreement
              Valuation of Assets
              Federal Tax Considerations
              Independent Registered Public Accounting Firm
              Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.

Name: _________________________________________

Address: ______________________________________

CHECK BOX:

[ ] MIC-Book-04-08-81-82-83

[ ] MLAC-Book-04-08-81-82-83

Book 83                                                              May 1, 2006

                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3
                              PORTFOLIO ARCHITECT L
                                    VINTAGE L
                           PIONEER ANNUISTAR(SM) FLEX

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 1, 2006

                                       FOR

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT*

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9325 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                    PAGE
THE INSURANCE COMPANY.........................................        2
PRINCIPAL UNDERWRITER.........................................        2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.............        2
VALUATION OF ASSETS...........................................        4
FEDERAL TAX CONSIDERATIONS....................................        5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................        9
CONDENSED FINANCIAL INFORMATION...............................       10
FINANCIAL STATEMENTS..........................................        1

* The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. MetLife of CT Separate Account Nine for Variable Annuities (formerly known as The Travelers Separate Account Nine for Variable Annuities) (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut.

MLIDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.

                        MLIDLLC UNDERWRITING COMMISSIONS

                                                  UNDERWRITING COMMISSIONS PAID TO            AMOUNT OF UNDERWRITING
                    YEAR                               MLIDLLC BY THE COMPANY            COMMISSIONS RETAINED BY MLIDLLC
--------------------------------------------      --------------------------------       -------------------------------
2005........................................                $132,588,671                                $0
2004........................................                $132,410,000                                $0
2003........................................                $ 73,233,000                                $0

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,366,257 to $8,402. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $29,851,648 to $438,893. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $33,217,905 to $273,717.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.)

Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a Smith Barney)
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

            (a) = investment income plus capital gains and losses (whether realized or unrealized);

            (b) = any deduction for applicable taxes (presently zero); and

            (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) - 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.
AUV Change = Current AUV - Prior AUV.
Contract Charge Adjustment = Average AUV x Period Charge.
Average AUV = (Current AUV + Prior AUV) / 2.
Period Charge = Annual Contract Fee x (7/365).
Prior AUV = Unit value as of 7 days prior.
Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

FOREIGN TAX CREDIT

To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70-1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59-1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

      (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

      (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

      (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

      (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Travelers Separate Account Nine for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Insurance Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of Travelers Separate Account Nine for Variable Annuities for the year or lesser periods ended December 31, 2004, and financial highlights for each of the years or lesser periods in the four-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for variable interest entities in 2003.

                                    VINTAGE 3

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.111           1.287                  --
                                                               2004        0.949           1.111                  --
                                                               2003        0.775           0.949                  --
                                                               2002        1.000           0.775                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2005        0.991           1.025                  --
                                                               2004        0.956           0.991                  --
                                                               2003        0.780           0.956                  --
                                                               2002        1.142           0.780                  --
                                                               2001        1.000           1.142                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (6/02)...........................................   2005        1.107           1.135                  --
                                                               2004        1.016           1.107                  --
                                                               2003        0.785           1.016                  --
                                                               2002        1.000           0.785                  --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (5/02)...........................................   2005        1.028           1.156               2,023
                                                               2004        0.968           1.028                  --
                                                               2003        0.801           0.968                  --
                                                               2002        1.182           0.801                  --
                                                               2001        1.000           1.182                  --

American Funds Insurance Series
   Global Growth Fund --
   Class 2 Shares (2/02)....................................   2005        1.463           1.635              92,526
                                                               2004        1.316           1.463              45,727
                                                               2003        0.993           1.316                  --
                                                               2002        1.187           0.993                  --
                                                               2001        1.000           1.187                  --

   Growth Fund -- Class 2 Shares (12/01)....................   2005        1.353           1.540             339,051
                                                               2004        1.227           1.353             224,757
                                                               2003        0.916           1.227              13,689
                                                               2002        1.237           0.916                  --
                                                               2001        1.000           1.237                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Growth-Income Fund -- Class 2 Shares (12/01).............   2005        1.282           1.330             210,374
                                                               2004        1.186           1.282             141,724
                                                               2003        0.914           1.186              88,389
                                                               2002        1.143           0.914                  --
                                                               2001        1.000           1.143                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.609           1.690                  --
                                                               2004        1.250           1.609                  --
                                                               2003        0.952           1.250                  --
                                                               2002        1.000           0.952                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
  Class III (11/03).........................................   2005        1.201           1.297                  --
                                                               2004        1.074           1.201                  --
                                                               2003        1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.294               6,383
                                                               2004        1.067           1.199               1,538
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund --
   Class II Shares (5/05)...................................   2005        1.000           1.031                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (5/02)............................................   2005        1.259           1.292              13,854
                                                               2004        1.153           1.259               7,904
                                                               2003        0.857           1.153                  --
                                                               2002        1.227           0.857                  --
                                                               2001        1.000           1.227                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.138           1.233             113,725
                                                               2004        1.031           1.138              62,851
                                                               2003        0.841           1.031                  --
                                                               2002        1.000           0.841                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.761           2.199              34,370
                                                               2004        1.442           1.761              27,878
                                                               2003        1.000           1.442               4,181

   Templeton Foreign Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.361           1.469              98,761
                                                               2004        1.172           1.361              66,369
                                                               2003        0.904           1.172              10,166
                                                               2002        1.134           0.904                  --
                                                               2001        1.000           1.134                  --

   Templeton Growth Securities Fund -- Class 2
   Shares (5/02)............................................   2005        1.160           1.237               5,511
                                                               2004        1.020           1.160               1,140
                                                               2003        0.788           1.020                  --
                                                               2002        1.000           0.788                  --

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2005        1.194           1.220             119,527
                                                               2004        1.120           1.194              96,922
                                                               2003        0.918           1.120                  --
                                                               2002        1.136           0.918                  --
                                                               2001        1.000           1.136                  --

   Diversified Strategic Income Portfolio (3/02)............   2005        1.189           1.195              62,261
                                                               2004        1.137           1.189              41,948
                                                               2003        1.039           1.137                  --
                                                               2002        1.011           1.039                  --
                                                               2001        1.000           1.011                  --

   Equity Index Portfolio -- Class II Shares (6/02).........   2005        1.173           1.198              32,169
                                                               2004        1.086           1.173              24,381
                                                               2003        0.867           1.086                  --
                                                               2002        1.141           0.867                  --
                                                               2001        1.000           1.141                  --

   Fundamental Value Portfolio (2/02).......................   2005        1.301           1.336             107,320
                                                               2004        1.227           1.301              78,557
                                                               2003        0.904           1.227                  --
                                                               2002        1.172           0.904                  --
                                                               2001        1.000           1.172                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (4/02)........   2005        1.270           1.394                  --
                                                               2004        1.076           1.270                  --
                                                               2003        0.815           1.076                  --
                                                               2002        1.158           0.815                  --
                                                               2001        1.000           1.158                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.497           1.525              11,493
                                                               2004        1.330           1.497              11,540
                                                               2003        1.000           1.330                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.368           1.383              70,546
                                                               2004        1.239           1.368              69,261
                                                               2003        1.000           1.239              71,566

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.524           1.616              78,565
                                                               2004        1.254           1.524              66,625
                                                               2003        1.000           1.254              13,602

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.113           1.113             288,960
                                                               2004        1.043           1.113             171,050
                                                               2003        1.000           1.043              78,471

   Total Return Portfolio -- Administrative Class (2/02)....   2005        1.132           1.137             388,412
                                                               2004        1.102           1.132             164,259
                                                               2003        1.071           1.102                  --
                                                               2002        1.002           1.071                  --
                                                               2001        1.000           1.002                  --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (1/00)............................................   2005        1.159           1.218                  --
                                                               2004        1.100           1.159                  --
                                                               2003        0.850           1.100                  --
                                                               2002        1.233           0.850                  --
                                                               2001        1.000           1.233                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Putnam VT International Equity Fund -- Class IB Shares
   (5/02)...................................................   2005        1.315           1.445                  --
                                                               2004        1.155           1.315                  --
                                                               2003        0.917           1.155                  --
                                                               2002        1.137           0.917                  --
                                                               2001        1.000           1.137                  --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (3/02)............................................   2005        1.771           1.858              34,614
                                                               2004        1.433           1.771              15,588
                                                               2003        0.977           1.433                  --
                                                               2002        1.220           0.977                  --
                                                               2001        1.000           1.220                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2005        1.196           1.219              30,618
                                                               2004        1.127           1.196               9,549
                                                               2003        0.827           1.127                  --
                                                               2002        1.127           0.827                  --
                                                               2001        1.000           1.127                  --

   Investors Fund -- Class I (2/02).........................   2005        1.197           1.250              18,740
                                                               2004        1.107           1.197               9,435
                                                               2003        0.854           1.107                  --
                                                               2002        1.133           0.854                  --
                                                               2001        1.000           1.133                  --

   Small Cap Growth Fund -- Class I (5/02)..................   2005        1.320           1.357              57,267
                                                               2004        1.171           1.320              56,224
                                                               2003        0.802           1.171                  --
                                                               2002        1.255           0.802                  --
                                                               2001        1.000           1.255                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)..........   2005        1.001           0.979                  --
                                                               2004        0.989           1.001                  --
                                                               2003        0.817           0.989                  --
                                                               2002        1.127           0.817                  --
                                                               2001        1.000           1.127                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio
   (4/02)...................................................   2005        1.139           1.186                  --
                                                               2004        1.130           1.139                  --
                                                               2003        0.859           1.130                  --
                                                               2002        1.197           0.859                  --
                                                               2001        1.000           1.197                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.426           1.470             189,544
                                                               2004        1.365           1.426             159,891
                                                               2003        1.060           1.365              79,503
                                                               2002        1.000           1.060                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.274           1.301             421,372
                                                               2004        1.238           1.274             273,574
                                                               2003        1.037           1.238              34,419
                                                               2002        1.000           1.037                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.493           1.559             159,791
                                                               2004        1.382           1.493             130,088
                                                               2003        1.073           1.382                  --
                                                               2002        1.000           1.073                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.411           1.432              57,253
                                                               2004        1.349           1.411              24,670
                                                               2003        1.068           1.349                  --
                                                               2002        1.000           1.068                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)................   2005        1.189           1.266                  --
                                                               2004        1.139           1.189                  --
                                                               2003        0.899           1.139                  --
                                                               2002        1.206           0.899                  --
                                                               2001        1.000           1.206                  --

   Equity Income Portfolio (5/02)...........................   2005        1.317           1.348              74,242
                                                               2004        1.224           1.317              52,584
                                                               2003        0.952           1.224              35,771

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Equity Income Portfolio (continued)........................    2002        1.129           0.952                  --
                                                               2001        1.000           1.129                  --

Large Cap Portfolio (6/02).................................    2005        1.096           1.167                  --
                                                               2004        1.050           1.096                  --
                                                               2003        0.860           1.050                  --
                                                               2002        1.137           0.860                  --
                                                               2001        1.000           1.137                  --

Managed Allocation Series: Aggressive Portfolio (5/05).....    2005        1.000           1.107                  --

Managed Allocation Series: Conservative Portfolio (7/05)...    2005        1.007           1.018                  --

Managed Allocation Series: Moderate Portfolio (6/05).......    2005        1.008           1.052              14,308

Managed Allocation Series: Moderate-Aggressive Portfolio
  (5/05)...................................................    2005        1.000           1.085                  --

Managed Allocation Series: Moderate-Conservative Portfolio
  (6/05)...................................................    2005        1.000           1.029                  --

Mercury Large Cap Core Portfolio (8/02)....................    2005        1.137           1.249              39,338
                                                               2004        1.002           1.137              33,831
                                                               2003        0.844           1.002                  --
                                                               2002        1.151           0.844                  --
                                                               2001        1.000           1.151                  --

MFS Emerging Growth Portfolio (8/02).......................    2005        1.096           1.063                  --
                                                               2004        0.993           1.096                  --
                                                               2003        0.785           0.993                  --
                                                               2002        1.218           0.785                  --
                                                               2001        1.000           1.218                  --

MFS Mid Cap Growth Portfolio (3/02)........................    2005        0.822           0.830              10,540
                                                               2004        0.736           0.822              10,388
                                                               2003        0.548           0.736                  --
                                                               2002        1.000           0.548                  --

MFS Total Return Portfolio (2/02)..........................    2005        1.250           1.261              80,510
                                                               2004        1.144           1.250              46,257
                                                               2003        1.002           1.144              74,835

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
MFS Total Return Portfolio  (continued).....................   2002        1.080           1.002                  --
                                                               2001        1.000           1.080                  --

MFS Value Portfolio (5/04)..................................   2005        1.117           1.165              19,960
                                                               2004        1.000           1.117               8,567

Mondrian International Stock Portfolio (3/02)...............   2005        1.202           1.290              47,848
                                                               2004        1.060           1.202              30,586
                                                               2003        0.842           1.060                  --
                                                               2002        1.000           0.842                  --

Pioneer Fund Portfolio (5/03)...............................   2005        1.319           1.370               2,908
                                                               2004        1.212           1.319               1,735
                                                               2003        1.000           1.212                  --

Pioneer Mid Cap Value Portfolio (7/05)......................   2005        1.036           1.037                  --

Pioneer Strategic Income Portfolio (5/04)...................   2005        1.091           1.108              52,692
                                                               2004        1.000           1.091              30,316

Strategic Equity Portfolio (4/02)...........................   2005        1.047           1.047                  --
                                                               2004        0.970           1.047                  --
                                                               2003        0.747           0.970                  --
                                                               2002        1.148           0.747                  --
                                                               2001        1.000           1.148                  --

Style Focus Series: Small Cap Growth Portfolio (6/05).......   2005        1.027           1.112                  --

Style Focus Series: Small Cap Value Portfolio (5/05)........   2005        1.000           1.108                  --

Travelers Managed Income Portfolio (3/02)...................   2005        1.050           1.043             155,816
                                                               2004        1.042           1.050             117,811
                                                               2003        0.981           1.042                  --
                                                               2002        0.980           0.981                  --
                                                               2001        1.000           0.980                  --

Van Kampen Enterprise Portfolio (1/00)......................   2005        1.034           1.092                  --
                                                               2004        1.016           1.034                  --
                                                               2003        0.826           1.016                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Van Kampen Enterprise Portfolio  (continued).............   2002        1.193           0.826                  --
                                                               2001        1.000           1.193                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.989           0.991              30,100
                                                               2004        0.997           0.989                  --
                                                               2003        1.000           0.997                  --

   Smith Barney Aggressive Growth Portfolio (12/01).........   2005        1.136           1.242             149,332
                                                               2004        1.054           1.136              92,170
                                                               2003        0.800           1.054                  --
                                                               2002        1.212           0.800                  --
                                                               2001        1.000           1.212                  --

   Smith Barney High Income Portfolio (3/02)................   2005        1.329           1.336              27,070
                                                               2004        1.228           1.329              18,983
                                                               2003        0.983           1.228                  --
                                                               2002        1.037           0.983                  --
                                                               2001        1.000           1.037                  --

   Smith Barney International All Cap Growth Portfolio
   (8/02)...................................................   2005        1.226           1.342                  --
                                                               2004        1.062           1.226                  --
                                                               2003        0.850           1.062                  --
                                                               2002        1.168           0.850                  --
                                                               2001        1.000           1.168                  --

   Smith Barney Large Cap Value Portfolio (2/02)............   2005        1.090           1.137                  --
                                                               2004        1.005           1.090                  --
                                                               2003        0.804           1.005                  --
                                                               2002        1.101           0.804                  --
                                                               2001        1.000           1.101                  --

   Smith Barney Large Capitalization Growth
   Portfolio (2/02).........................................   2005        1.237           1.275             130,235
                                                               2004        1.258           1.237             112,011
                                                               2003        0.870           1.258                  --
                                                               2002        1.181           0.870                  --
                                                               2001        1.000           1.181                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Smith Barney Mid Cap Core Portfolio (2/02)...............   2005        1.343           1.425              14,845
                                                               2004        1.241           1.343              14,847
                                                               2003        0.976           1.241                  --
                                                               2002        1.232           0.976                  --
                                                               2001        1.000           1.232                  --

   Smith Barney Money Market Portfolio (4/02)...............   2005        0.967           0.974             132,472
                                                               2004        0.978           0.967              32,120
                                                               2003        0.992           0.978                  --
                                                               2002        1.000           0.992                  --
                                                               2001        1.000           1.000                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/02).......   2005        0.981           1.037                  --
                                                               2004        0.935           0.981                  --
                                                               2003        0.750           0.935                  --
                                                               2002        1.134           0.750                  --
                                                               2001        1.000           1.134                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (6/02)...................................................   2005        1.394           1.432              16,170
                                                               2004        1.231           1.394              15,034
                                                               2003        0.885           1.231                  --
                                                               2002        1.215           0.885                  --
                                                               2001        1.000           1.215                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/02)..........   2005        1.410           1.614              18,005
                                                               2004        1.248           1.410              13,584
                                                               2003        0.992           1.248              13,584
                                                               2002        1.118           0.992                  --
                                                               2001        1.000           1.118                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.411           1.631              89,979
                                                               2004        1.155           1.411              46,989
                                                               2003        0.853           1.155                  --
                                                               2002        1.000           0.853                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.340           1.551                 159
                                                               2004        1.145           1.340                  --
                                                               2003        1.000           1.145                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2005        1.152           1.191                  --
                                                               2004        1.112           1.152                  --
                                                               2003        1.000           1.112                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (6/02)...................................................   2005        1.220           1.249               5,093
                                                               2004        1.120           1.220                  --
                                                               2003        1.000           1.120                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/02)...................................................   2005        1.159           1.304                  --
                                                               2004        1.093           1.159                  --
                                                               2003        1.000           1.093                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/02)..............   2005        1.319           1.474              33,810
                                                               2004        1.187           1.319              20,425
                                                               2003        1.000           1.187                  --

   Growth Fund -- Class 2 Shares (12/01)....................   2005        1.266           1.440             495,689
                                                               2004        1.149           1.266             102,273
                                                               2003        1.000           1.149                  --

   Growth-Income Fund -- Class 2 Shares (12/01).............   2005        1.239           1.284             278,103
                                                               2004        1.147           1.239             107,765
                                                               2003        1.000           1.147                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.470           1.543               1,987
                                                               2004        1.143           1.470                  --
                                                               2003        1.000           1.143                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
  (11/03)...................................................   2005        1.201           1.295               2,632
                                                               2004        1.074           1.201                  --
                                                               2003        1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.293             118,685
                                                               2004        1.067           1.199                  --
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        1.000           1.031             141,388

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (5/02)............................................   2005        1.302           1.336              21,578
                                                               2004        1.192           1.302              20,936
                                                               2003        1.000           1.192                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.232           1.334             156,547
                                                               2004        1.117           1.232              32,618
                                                               2003        1.000           1.117                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.542           1.924              26,812
                                                               2004        1.263           1.542                  --
                                                               2003        1.000           1.263                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.364           1.472             111,621
                                                               2004        1.175           1.364              10,115
                                                               2003        1.000           1.175                  --

   Templeton Growth Securities Fund -- Class 2
   Shares (5/02)............................................   2005        1.319           1.406             121,975
                                                               2004        1.161           1.319                  --
                                                               2003        1.000           1.161                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2005        1.192           1.218              25,336
                                                               2004        1.119           1.192                  --
                                                               2003        1.000           1.119                  --

   Diversified Strategic Income Portfolio (3/02)............   2005        1.105           1.110              24,652
                                                               2004        1.057           1.105              45,255
                                                               2003        1.000           1.057                  --

   Equity Index Portfolio -- Class II Shares (6/02).........   2005        1.219           1.245              56,720
                                                               2004        1.130           1.219              54,008
                                                               2003        1.000           1.130                  --

   Fundamental Value Portfolio (2/02).......................   2005        1.238           1.271              19,317
                                                               2004        1.169           1.238                  --
                                                               2003        1.000           1.169                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (4/02)........   2005        1.347           1.478              33,744
                                                               2004        1.142           1.347                  --
                                                               2003        1.000           1.142                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.320           1.344              44,697
                                                               2004        1.173           1.320               4,856
                                                               2003        1.000           1.173                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.258           1.272               5,316
                                                               2004        1.140           1.258                  --
                                                               2003        1.000           1.140                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.404           1.488              87,302
                                                               2004        1.156           1.404              16,199
                                                               2003        1.000           1.156                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.115           1.115             185,851
                                                               2004        1.046           1.115              10,245
                                                               2003        1.000           1.046                  --

   Total Return Portfolio -- Administrative Class (2/02)....   2005        1.052           1.056             470,959
                                                               2004        1.024           1.052               4,979
                                                               2003        1.000           1.024                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (1/00)............................................   2005        1.186           1.246                  --
                                                               2004        1.126           1.186                  --
                                                               2003        1.000           1.126                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/02)...................................................   2005        1.343           1.475                  --
                                                               2004        1.180           1.343                  --
                                                               2003        1.000           1.180                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/02)...................................................   2005        1.528           1.601                  --
                                                               2004        1.236           1.528                  --
                                                               2003        1.000           1.236                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2005        1.241           1.264                  --
                                                               2004        1.170           1.241                  --
                                                               2003        1.000           1.170                  --

   Investors Fund -- Class I (2/02).........................   2005        1.240           1.293               5,937
                                                               2004        1.147           1.240                  --
                                                               2003        1.000           1.147                  --

   Small Cap Growth Fund -- Class I (5/02)..................   2005        1.394           1.432                  --
                                                               2004        1.236           1.394                  --
                                                               2003        1.000           1.236                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)..........   2005        1.115           1.090                  --
                                                               2004        1.101           1.115                  --
                                                               2003        1.000           1.101                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (4/02)...................................................   2005        1.160           1.207                  --
                                                               2004        1.151           1.160                  --
                                                               2003        1.000           1.151                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.179           1.215             589,302
                                                               2004        1.129           1.179             241,112
                                                               2003        1.000           1.129                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.120           1.143             142,759
                                                               2004        1.089           1.120             102,335
                                                               2003        1.000           1.089                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.231           1.284              30,949
                                                               2004        1.140           1.231                  --
                                                               2003        1.000           1.140                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.173           1.189              69,100
                                                               2004        1.122           1.173              23,773
                                                               2003        1.000           1.122                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)................   2005        1.185           1.262                  --
                                                               2004        1.136           1.185                  --
                                                               2003        1.000           1.136                  --

   Equity Income Portfolio (5/02)...........................   2005        1.218           1.246              45,518
                                                               2004        1.132           1.218                  --
                                                               2003        1.000           1.132                  --

   Large Cap Portfolio (6/02)...............................   2005        1.172           1.247               1,666
                                                               2004        1.123           1.172                  --
                                                               2003        1.000           1.123                  --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.106                  --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.017                  --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.051                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
 Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.084                  --

 Managed Allocation Series: Moderate-Conservative Portfolio
   (6/05)...................................................   2005        1.000           1.028                  --

 Mercury Large Cap Core Portfolio (8/02)....................   2005        1.236           1.357                  --
                                                               2004        1.090           1.236                  --
                                                               2003        1.000           1.090                  --

 MFS Emerging Growth Portfolio (8/02).......................   2005        1.220           1.183                  --
                                                               2004        1.105           1.220                  --
                                                               2003        1.000           1.105                  --

 MFS Mid Cap Growth Portfolio (3/02)........................   2005        1.264           1.276               6,041
                                                               2004        1.132           1.264                  --
                                                               2003        1.000           1.132                  --

 MFS Total Return Portfolio (2/02)..........................   2005        1.177           1.187              96,384
                                                               2004        1.078           1.177               9,432
                                                               2003        1.000           1.078                  --

 MFS Value Portfolio (5/04).................................   2005        1.117           1.164             125,223
                                                               2004        1.000           1.117                  --

 Mondrian International Stock Portfolio (3/02)..............   2005        1.313           1.408               3,713
                                                               2004        1.158           1.313                  --
                                                               2003        1.000           1.158                  --

 Pioneer Fund Portfolio (5/03)..............................   2005        1.226           1.273                  --
                                                               2004        1.127           1.226                  --
                                                               2003        1.000           1.127                  --

 Pioneer Mid Cap Value Portfolio (7/05).....................   2005        1.036           1.036                  --

 Pioneer Strategic Income Portfolio (5/04)..................   2005        1.091           1.107             119,462
                                                               2004        1.000           1.091                  --

 Strategic Equity Portfolio (4/02)..........................   2005        1.205           1.204                  --
                                                               2004        1.116           1.205                  --
                                                               2003        1.000           1.116                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.112                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.107                  --

   Travelers Managed Income Portfolio (3/02)................   2005        1.036           1.029              27,974
                                                               2004        1.029           1.036              21,513
                                                               2003        1.000           1.029                  --

   Van Kampen Enterprise Portfolio (1/00)...................   2005        1.148           1.212                  --
                                                               2004        1.128           1.148                  --
                                                               2003        1.000           1.128                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.988           0.990              12,201
                                                               2004        0.997           0.988                  --
                                                               2003        1.000           0.997                  --

   Smith Barney Aggressive Growth Portfolio (12/01).........   2005        1.223           1.337             101,312
                                                               2004        1.136           1.223              12,861
                                                               2003        1.000           1.136                  --

   Smith Barney High Income Portfolio (3/02)................   2005        1.191           1.197             129,198
                                                               2004        1.101           1.191              58,956
                                                               2003        1.000           1.101                  --

   Smith Barney International All Cap Growth Portfolio
   (8/02)...................................................   2005        1.354           1.482                  --
                                                               2004        1.173           1.354                  --
                                                               2003        1.000           1.173                  --

   Smith Barney Large Cap Value Portfolio (2/02)............   2005        1.242           1.296                  --
                                                               2004        1.147           1.242                  --
                                                               2003        1.000           1.147                  --

   Smith Barney Large Capitalization Growth Portfolio
   (2/02)...................................................   2005        1.148           1.183               6,605
                                                               2004        1.169           1.148                  --
                                                               2003        1.000           1.169                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Smith Barney Mid Cap Core Portfolio (2/02)...............   2005        1.252           1.328               3,622
                                                               2004        1.158           1.252                  --
                                                               2003        1.000           1.158                  --

   Smith Barney Money Market Portfolio (4/02)...............   2005        0.982           0.989                  --
                                                               2004        0.994           0.982                  --
                                                               2003        1.000           0.994                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/02).......   2005        1.169           1.236                  --
                                                               2004        1.115           1.169                  --
                                                               2003        1.000           1.115                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (6/02)...................................................   2005        1.397           1.436               2,459
                                                               2004        1.234           1.397                  --
                                                               2003        1.000           1.234                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/02)..........   2005        1.288           1.474             120,962
                                                               2004        1.141           1.288              21,572
                                                               2003        1.000           1.141                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.462           1.690              45,068
                                                               2004        1.198           1.462                  --
                                                               2003        1.000           1.198                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.382           1.597             144,490
                                                               2004        1.183           1.382              85,167
                                                               2003        0.968           1.183              62,369
                                                               2002        1.000           0.968                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2005        1.218           1.258               7,238
                                                               2004        1.178           1.218               7,578
                                                               2003        0.963           1.178              10,027
                                                               2002        1.000           0.963                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (6/02)...................................................   2005        1.349           1.380             863,304
                                                               2004        1.241           1.349             671,346
                                                               2003        0.960           1.241             324,534
                                                               2002        1.000           0.960                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/02)...................................................   2005        1.211           1.360             551,459
                                                               2004        1.143           1.211             216,941
                                                               2003        0.948           1.143              66,077
                                                               2002        1.000           0.948                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/02)..............   2005        1.445           1.612           5,479,126
                                                               2004        1.302           1.445           3,301,874
                                                               2003        0.984           1.302             560,403
                                                               2002        1.000           0.984                  --

   Growth Fund -- Class 2 Shares (12/01)....................   2005        1.413           1.606          15,362,612
                                                               2004        1.285           1.413           9,273,858
                                                               2003        0.960           1.285           2,482,245
                                                               2002        1.000           0.960                  --

   Growth-Income Fund -- Class 2 Shares (12/01).............   2005        1.357           1.404          18,636,981
                                                               2004        1.257           1.357          12,269,497
                                                               2003        0.971           1.257           2,985,394
                                                               2002        1.000           0.971                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.692           1.773             621,716
                                                               2004        1.317           1.692             363,487
                                                               2003        1.005           1.317             141,660
                                                               2002        1.000           1.005                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.291             491,266
                                                               2004        1.073           1.199             200,346
                                                               2003        1.000           1.073                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.289             558,937
                                                               2004        1.067           1.197             213,448
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.030             473,972

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (5/02)............................................   2005        1.417           1.452           1,496,822
                                                               2004        1.300           1.417           1,111,279
                                                               2003        0.969           1.300             297,552
                                                               2002        1.000           0.969                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.340           1.448           3,992,826
                                                               2004        1.217           1.340           2,095,459
                                                               2003        0.994           1.217             723,595
                                                               2002        1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.756           2.188           1,505,095
                                                               2004        1.440           1.756             466,250
                                                               2003        1.000           1.440              91,391

   Templeton Foreign Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.481           1.596           4,568,600
                                                               2004        1.278           1.481           2,330,211

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.989           1.278             519,279
                                                               2002        1.000           0.989                  --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2005        1.431           1.524           2,064,621
                                                               2004        1.262           1.431             594,562
                                                               2003        0.976           1.262             206,659
                                                               2002        1.000           0.976                  --

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2005        1.265           1.290           5,012,226
                                                               2004        1.190           1.265           4,141,171
                                                               2003        0.977           1.190           1,561,246
                                                               2002        1.000           0.977                  --

   Diversified Strategic Income Portfolio (3/02)............   2005        1.152           1.155           3,581,641
                                                               2004        1.103           1.152           2,920,201
                                                               2003        1.010           1.103             887,819
                                                               2002        1.000           1.010                  --

   Equity Index Portfolio -- Class II Shares (6/02).........   2005        1.302           1.327           2,839,502
                                                               2004        1.208           1.302           2,252,137
                                                               2003        0.967           1.208           1,148,700
                                                               2002        1.000           0.967                  --

   Fundamental Value Portfolio (2/02).......................   2005        1.385           1.419           9,239,878
                                                               2004        1.309           1.385           8,216,033
                                                               2003        0.966           1.309           2,834,488
                                                               2002        1.000           0.966                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (4/02)........   2005        1.525           1.671              71,823
                                                               2004        1.295           1.525              17,001
                                                               2003        0.983           1.295               9,106
                                                               2002        1.000           0.983                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.492           1.517             896,870
                                                               2004        1.328           1.492             512,682
                                                               2003        1.000           1.328              58,521

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.363           1.376           2,139,915
                                                               2004        1.237           1.363           1,226,122
                                                               2003        1.000           1.237             154,434

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.519           1.608           2,921,421
                                                               2004        1.252           1.519           1,430,939
                                                               2003        1.000           1.252             131,586

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.110           1.108           4,183,574
                                                               2004        1.042           1.110           2,075,669
                                                               2003        1.000           1.042             364,430

   Total Return Portfolio -- Administrative Class (2/02)....   2005        1.066           1.067          16,295,872
                                                               2004        1.039           1.066          11,030,522
                                                               2003        1.012           1.039           4,444,217
                                                               2002        1.000           1.012                  --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (1/00)...................................................   2005        1.301           1.364                  --
                                                               2004        1.237           1.301                  --
                                                               2003        0.958           1.237                  --
                                                               2002        1.000           0.958                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/02)...................................................   2005        1.420           1.557             503,884
                                                               2004        1.249           1.420             507,731
                                                               2003        0.994           1.249             378,045
                                                               2002        1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/02).   2005        1.764           1.846           1,127,527
                                                               2004        1.429           1.764             802,610
                                                               2003        0.977           1.429             446,380
                                                               2002        1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2005        1.382           1.406           3,274,732
                                                               2004        1.305           1.382           2,835,223

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   All Cap Fund -- Class I  (continued).....................   2003        0.960           1.305           1,303,133
                                                               2002        1.000           0.960                  --

   Investors Fund -- Class I (2/02).........................   2005        1.338           1.394           1,852,362
                                                               2004        1.240           1.338           1,547,557
                                                               2003        0.958           1.240             657,293
                                                               2002        1.000           0.958                  --

   Small Cap Growth Fund -- Class I (5/02)..................   2005        1.589           1.630             758,509
                                                               2004        1.412           1.589             681,109
                                                               2003        0.970           1.412             195,339
                                                               2002        1.000           0.970                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)..........   2005        1.175           1.147             663,758
                                                               2004        1.163           1.175             499,442
                                                               2003        0.963           1.163             171,776
                                                               2002        1.000           0.963                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (4/02)...................................................   2005        1.268           1.318              64,976
                                                               2004        1.260           1.268              30,641
                                                               2003        0.960           1.260              15,353
                                                               2002        1.000           0.960                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.299           1.337          21,918,724
                                                               2004        1.245           1.299          14,950,399
                                                               2003        0.969           1.245           3,309,858
                                                               2002        1.000           0.969                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.199           1.222          19,350,145
                                                               2004        1.168           1.199          13,207,492
                                                               2003        0.979           1.168           2,672,484
                                                               2002        1.000           0.979                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.335           1.390           4,997,367
                                                               2004        1.238           1.335           2,387,094

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value  (continued)...................................   2003        0.962           1.238             490,264
                                                               2002        1.000           0.962                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.266           1.282           3,120,861
                                                               2004        1.213           1.266           1,741,885
                                                               2003        0.961           1.213             576,357
                                                               2002        1.000           0.961                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)................   2005        1.273           1.353             533,485
                                                               2004        1.222           1.273             433,213
                                                               2003        0.967           1.222             173,834
                                                               2002        1.000           0.967                  --

   Equity Income Portfolio (5/02)...........................   2005        1.320           1.349           3,470,760
                                                               2004        1.229           1.320           2,356,302
                                                               2003        0.958           1.229             933,491
                                                               2002        1.000           0.958                  --

   Large Cap Portfolio (6/02)...............................   2005        1.227           1.304             761,388
                                                               2004        1.178           1.227             638,667
                                                               2003        0.966           1.178             246,621
                                                               2002        1.000           0.966                  --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.105                 474

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.017                  --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.050             113,761

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.083             238,769

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.028               8,861

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Mercury Large Cap Core Portfolio (8/02).....................   2005        1.306           1.431             360,257
                                                               2004        1.153           1.306             236,555
                                                               2003        0.973           1.153             123,529
                                                               2002        1.000           0.973                  --

MFS Emerging Growth Portfolio (8/02)........................   2005        1.351           1.310                  --
                                                               2004        1.226           1.351             237,712
                                                               2003        0.971           1.226             131,311
                                                               2002        1.000           0.971                  --

MFS Mid Cap Growth Portfolio (3/02).........................   2005        1.456           1.467             662,001
                                                               2004        1.305           1.456             183,666
                                                               2003        0.974           1.305             138,108
                                                               2002        1.000           0.974                  --

MFS Total Return Portfolio (2/02)...........................   2005        1.224           1.232          12,161,644
                                                               2004        1.123           1.224           8,449,630
                                                               2003        0.986           1.123           3,040,252
                                                               2002        1.000           0.986                  --

MFS Value Portfolio (5/04)..................................   2005        1.116           1.162             692,556
                                                               2004        1.000           1.116             152,817

Mondrian International Stock Portfolio (3/02)...............   2005        1.425           1.526           1,407,512
                                                               2004        1.259           1.425             820,537
                                                               2003        1.001           1.259              85,856
                                                               2002        1.000           1.001                  --

Pioneer Fund Portfolio (5/03)...............................   2005        1.315           1.363             524,811
                                                               2004        1.210           1.315             202,670
                                                               2003        1.000           1.210               4,367

Pioneer Mid Cap Value Portfolio (7/05)......................   2005        1.036           1.036                  --

Pioneer Strategic Income Portfolio (5/04)...................   2005        1.089           1.104           3,120,622
                                                               2004        1.000           1.089             438,335

Strategic Equity Portfolio (4/02)...........................   2005        1.354           1.351             459,855
                                                               2004        1.256           1.354             421,151
                                                               2003        0.969           1.256             331,406
                                                               2002        1.000           0.969                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.111               8,175

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.106                  --

   Travelers Managed Income Portfolio (3/02)................   2005        1.081           1.072           5,358,347
                                                               2004        1.075           1.081           4,415,032
                                                               2003        1.014           1.075           1,389,623
                                                               2002        1.000           1.014                  --

   Van Kampen Enterprise Portfolio (1/00)...................   2005        1.205           1.270             242,757
                                                               2004        1.186           1.205             112,094
                                                               2003        0.966           1.186             157,881
                                                               2002        1.000           0.966                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.986           0.987           2,390,703
                                                               2004        0.997           0.986           1,892,813
                                                               2003        1.000           0.997              14,435

   Smith Barney Aggressive Growth Portfolio (12/01).........   2005        1.344           1.467          11,136,013
                                                               2004        1.250           1.344           8,924,780
                                                               2003        0.951           1.250           2,994,791
                                                               2002        1.000           0.951                  --

   Smith Barney High Income Portfolio (3/02)................   2005        1.356           1.361           5,049,829
                                                               2004        1.256           1.356           3,993,608
                                                               2003        1.007           1.256           1,647,756
                                                               2002        1.000           1.007                  --

   Smith Barney International All Cap Growth Portfolio
   (8/02)...................................................   2005        1.416           1.546              26,594
                                                               2004        1.228           1.416              20,659
                                                               2003        0.986           1.228              16,617
                                                               2002        1.000           0.986                  --

   Smith Barney Large Cap Value Portfolio (2/02)............   2005        1.308           1.362              57,391
                                                               2004        1.209           1.308              58,386
                                                               2003        0.969           1.209              36,575
                                                               2002        1.000           0.969                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Smith Barney Large Capitalization Growth Portfolio
   (2/02)...................................................   2005        1.339           1.378           3,424,059
                                                               2004        1.365           1.339           3,125,256
                                                               2003        0.946           1.365           1,176,777
                                                               2002        1.000           0.946                  --

   Smith Barney Mid Cap Core Portfolio (2/02)...............   2005        1.338           1.417           1,933,083
                                                               2004        1.239           1.338           1,628,496
                                                               2003        0.977           1.239             733,971
                                                               2002        1.000           0.977                  --

   Smith Barney Money Market Portfolio (4/02)...............   2005        0.970           0.975           3,019,588
                                                               2004        0.984           0.970           2,251,784
                                                               2003        0.999           0.984             888,448
                                                               2002        1.000           0.999                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/02).......   2005        1.250           1.319             148,862
                                                               2004        1.195           1.250             104,386
                                                               2003        0.959           1.195              55,188
                                                               2002        1.000           0.959                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (6/02)...................................................   2005        1.529           1.568             449,352
                                                               2004        1.353           1.529             361,221
                                                               2003        0.974           1.353             162,355
                                                               2002        1.000           0.974                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/02)..........   2005        1.403           1.603           6,370,669
                                                               2004        1.244           1.403           3,260,531
                                                               2003        0.991           1.244           1,112,778
                                                               2002        1.000           0.991                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.625           1.875           4,190,757
                                                               2004        1.333           1.625           2,561,023
                                                               2003        0.986           1.333             731,326
                                                               2002        1.000           0.986                  --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.000           1.165                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2005        1.000           1.039                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (6/02)...................................................   2005        1.000           1.008                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/02)...................................................   2005        1.000           1.155                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/02)..............   2005        1.000           1.116                  --

   Growth Fund -- Class 2 Shares (12/01)....................   2005        1.000           1.143               7,957

   Growth-Income Fund -- Class 2 Shares (12/01).............   2005        1.000           1.039                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.000           1.083                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.000           1.076                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.000           1.102                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.029               8,420

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (5/02)............................................   2005        1.000           1.051                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.000           1.079               8,302

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.000           1.207                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.000           1.071                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.000           1.061                  --

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2005        1.000           1.013                  --

   Diversified Strategic Income Portfolio (3/02)............   2005        1.000           0.994                  --

   Equity Index Portfolio -- Class II Shares (6/02).........   2005        1.000           1.025                  --

   Fundamental Value Portfolio (2/02).......................   2005        1.000           1.038                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (4/02)........   2005        1.000           1.103                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.000           1.028                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.000           1.023                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.000           1.073                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.000           0.989                  --

   Total Return Portfolio -- Administrative Class (2/02)....   2005        1.000           0.998              13,117

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (1/00)...................................................   2005        1.000           1.066                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/02)...................................................   2005        1.000           1.095                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/02)...................................................   2005        1.000           1.053                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2005        1.000           1.033                  --

   Investors Fund -- Class I (2/02).........................   2005        1.000           1.045                  --

   Small Cap Growth Fund -- Class I (5/02)..................   2005        1.000           1.074                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)..........   2005        1.000           0.978                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (4/02)...................................................   2005        1.000           1.042                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.000           1.042                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.000           1.028             142,365

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.000           1.052              97,903

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.000           1.017                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)................   2005        1.000           1.079                  --

   Equity Income Portfolio (5/02)...........................   2005        1.000           1.028                  --

   Large Cap Portfolio (6/02)...............................   2005        1.000           1.074                  --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.105                  --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.006           1.016                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.007           1.050                  --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.083                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.027                  --

   Mercury Large Cap Core Portfolio (8/02)..................   2005        1.000           1.089                  --

   MFS Emerging Growth Portfolio (8/02).....................   2005        1.000           0.998                  --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.000           1.045                  --

   MFS Total Return Portfolio (2/02)........................   2005        1.000           1.008                  --

   MFS Value Portfolio (5/04)...............................   2005        1.000           1.034                  --

   Mondrian International Stock Portfolio (3/02)............   2005        1.000           1.067                  --

   Pioneer Fund Portfolio (5/03)............................   2005        1.000           1.043                  --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.035                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.000           1.005                  --

   Strategic Equity Portfolio (4/02)........................   2005        1.000           1.042                  --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.110                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.106                  --

   Travelers Managed Income Portfolio (3/02)................   2005        1.000           0.987                  --

   Van Kampen Enterprise Portfolio (1/00)...................   2005        1.000           1.070                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        1.000           1.000                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Smith Barney Aggressive Growth Portfolio (12/01).........   2005        1.000           1.107                  --

   Smith Barney High Income Portfolio (3/02)................   2005        1.000           0.996                  --

   Smith Barney International All Cap Growth Portfolio
   (8/02)...................................................   2005        1.000           1.086                  --

   Smith Barney Large Cap Value Portfolio (2/02)............   2005        1.000           1.045                  --

   Smith Barney Large Capitalization Growth Portfolio
   (2/02)...................................................   2005        1.000           1.054                  --

   Smith Barney Mid Cap Core Portfolio (2/02)...............   2005        1.000           1.068                  --

   Smith Barney Money Market Portfolio (4/02)...............   2005        1.000           1.005                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/02).......   2005        1.000           1.073                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (6/02)...................................................   2005        1.000           1.074                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/02)..........   2005        1.000           1.132                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.000           1.138                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.335           1.541              68,905
                                                               2004        1.143           1.335                  --
                                                               2003        1.000           1.143                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2005        1.148           1.184                  --
                                                               2004        1.111           1.148                  --
                                                               2003        1.000           1.111                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (6/02)...................................................   2005        1.215           1.242             111,636
                                                               2004        1.119           1.215                  --
                                                               2003        1.000           1.119                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/02)...................................................   2005        1.155           1.296              26,995
                                                               2004        1.092           1.155                  --
                                                               2003        1.000           1.092                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/02)..............   2005        1.315           1.465           1,016,509
                                                               2004        1.186           1.315              12,546
                                                               2003        1.000           1.186                  --

   Growth Fund -- Class 2 Shares (12/01)....................   2005        1.261           1.432           3,527,301
                                                               2004        1.148           1.261             176,039
                                                               2003        1.000           1.148                  --

   Growth-Income Fund -- Class 2 Shares (12/01).............   2005        1.235           1.277           3,353,279
                                                               2004        1.145           1.235             116,974
                                                               2003        1.000           1.145                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.465           1.534             178,945
                                                               2004        1.142           1.465                  --
                                                               2003        1.000           1.142                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.289             105,878
                                                               2004        1.073           1.197               2,361
                                                               2003        1.000           1.073                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.195           1.286             364,009
                                                               2004        1.066           1.195               4,323
                                                               2003        1.000           1.066                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.029           1,574,335

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (5/02)............................................   2005        1.297           1.328              35,814
                                                               2004        1.191           1.297               7,965
                                                               2003        1.000           1.191                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.228           1.326           1,018,600
                                                               2004        1.116           1.228               8,874
                                                               2003        1.000           1.116                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.537           1.913             605,698
                                                               2004        1.261           1.537                  --
                                                               2003        1.000           1.261                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.359           1.463             831,353
                                                               2004        1.174           1.359                  --
                                                               2003        1.000           1.174                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.315           1.398             740,845
                                                               2004        1.160           1.315              13,918
                                                               2003        1.000           1.160                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2005        1.188           1.211             713,566
                                                               2004        1.118           1.188              76,543
                                                               2003        1.000           1.118                  --

   Diversified Strategic Income Portfolio (3/02)............   2005        1.101           1.103              64,928
                                                               2004        1.056           1.101              19,932
                                                               2003        1.000           1.056                  --

   Equity Index Portfolio -- Class II Shares (6/02).........   2005        1.215           1.237             779,368
                                                               2004        1.129           1.215              76,132
                                                               2003        1.000           1.129                  --

   Fundamental Value Portfolio (2/02).......................   2005        1.234           1.263             585,496
                                                               2004        1.167           1.234              44,212
                                                               2003        1.000           1.167                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (4/02)........   2005        1.342           1.469              13,248
                                                               2004        1.140           1.342                  --
                                                               2003        1.000           1.140                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.315           1.336             212,912
                                                               2004        1.172           1.315                  --
                                                               2003        1.000           1.172                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.253           1.264             394,021
                                                               2004        1.139           1.253              23,251
                                                               2003        1.000           1.139                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.399           1.479             780,376
                                                               2004        1.155           1.399              29,210
                                                               2003        1.000           1.155                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.111           1.108             971,586
                                                               2004        1.045           1.111              87,192
                                                               2003        1.000           1.045                  --

   Total Return Portfolio -- Administrative Class (2/02)....   2005        1.048           1.049           2,187,620
                                                               2004        1.023           1.048              92,831
                                                               2003        1.000           1.023                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (1/00)...................................................   2005        1.182           1.238                  --
                                                               2004        1.125           1.182                  --
                                                               2003        1.000           1.125                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/02)...................................................   2005        1.338           1.467                  --
                                                               2004        1.179           1.338                  --
                                                               2003        1.000           1.179                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/02)...................................................   2005        1.523           1.592             237,163
                                                               2004        1.235           1.523                  --
                                                               2003        1.000           1.235                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2005        1.236           1.257                  --
                                                               2004        1.169           1.236                  --
                                                               2003        1.000           1.169                  --

   Investors Fund -- Class I (2/02).........................   2005        1.235           1.285              45,577
                                                               2004        1.146           1.235                  --
                                                               2003        1.000           1.146                  --

   Small Cap Growth Fund -- Class I (5/02)..................   2005        1.389           1.423              24,636
                                                               2004        1.235           1.389               4,834
                                                               2003        1.000           1.235                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)..........   2005        1.111           1.083              59,581
                                                               2004        1.100           1.111                  --
                                                               2003        1.000           1.100                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (4/02)...................................................   2005        1.156           1.200                  --
                                                               2004        1.150           1.156                  --
                                                               2003        1.000           1.150                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.174           1.208           2,300,292
                                                               2004        1.128           1.174              33,414
                                                               2003        1.000           1.128                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.116           1.136           4,734,449
                                                               2004        1.088           1.116             405,533
                                                               2003        1.000           1.088                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.226           1.276           1,206,797
                                                               2004        1.139           1.226              15,706
                                                               2003        1.000           1.139                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.169           1.182             536,248
                                                               2004        1.121           1.169              26,484
                                                               2003        1.000           1.121                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)................   2005        1.181           1.255              49,939
                                                               2004        1.135           1.181               9,847
                                                               2003        1.000           1.135                  --

   Equity Income Portfolio (5/02)...........................   2005        1.214           1.239             623,080
                                                               2004        1.131           1.214              38,632
                                                               2003        1.000           1.131                  --

   Large Cap Portfolio (6/02)...............................   2005        1.168           1.240              60,974
                                                               2004        1.122           1.168                  --
                                                               2003        1.000           1.122                  --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.104             295,809

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.006           1.016              31,450

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.007           1.050             292,696

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.083             132,397

Managed Allocation Series: Moderate-Conservative Portfolio
   (6/05)...................................................   2005        1.000           1.027                  --

Mercury Large Cap Core Portfolio (8/02).....................   2005        1.232           1.349              10,886
                                                               2004        1.088           1.232               6,671
                                                               2003        1.000           1.088                  --

MFS Emerging Growth Portfolio (8/02)........................   2005        1.216           1.178                  --
                                                               2004        1.104           1.216                  --
                                                               2003        1.000           1.104                  --

MFS Mid Cap Growth Portfolio (3/02).........................   2005        1.260           1.269              38,726
                                                               2004        1.131           1.260                  --
                                                               2003        1.000           1.131                  --

MFS Total Return Portfolio (2/02)...........................   2005        1.173           1.180           1,039,277
                                                               2004        1.077           1.173              63,089
                                                               2003        1.000           1.077                  --

MFS Value Portfolio (5/04)..................................   2005        1.115           1.160             365,164
                                                               2004        1.000           1.115                  --

Mondrian International Stock Portfolio (3/02)...............   2005        1.308           1.400             248,371
                                                               2004        1.157           1.308               2,184
                                                               2003        1.000           1.157                  --

Pioneer Fund Portfolio (5/03)...............................   2005        1.222           1.265             121,433
                                                               2004        1.126           1.222                  --
                                                               2003        1.000           1.126                  --

Pioneer Mid Cap Value Portfolio (7/05)......................   2005        1.036           1.035               3,792

Pioneer Strategic Income Portfolio (5/04)...................   2005        1.089           1.102             897,033
                                                               2004        1.000           1.089               8,613

Strategic Equity Portfolio (4/02)...........................   2005        1.201           1.197              26,075
                                                               2004        1.115           1.201                  --
                                                               2003        1.000           1.115                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.110              18,294

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.106              23,495

   Travelers Managed Income Portfolio (3/02)................   2005        1.033           1.023             746,775
                                                               2004        1.028           1.033              53,765
                                                               2003        1.000           1.028                  --

   Van Kampen Enterprise Portfolio (1/00)...................   2005        1.144           1.205               8,031
                                                               2004        1.127           1.144                  --
                                                               2003        1.000           1.127                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.985           0.985             488,307
                                                               2004        0.997           0.985             103,512
                                                               2003        1.000           0.997                  --

   Smith Barney Aggressive Growth Portfolio (12/01).........   2005        1.219           1.329             999,469
                                                               2004        1.135           1.219             115,318
                                                               2003        1.000           1.135                  --

   Smith Barney High Income Portfolio (3/02)................   2005        1.187           1.190             843,903
                                                               2004        1.100           1.187              71,552
                                                               2003        1.000           1.100                  --

   Smith Barney International All Cap Growth Portfolio
   (8/02)...................................................   2005        1.350           1.473                  --
                                                               2004        1.172           1.350                  --
                                                               2003        1.000           1.172                  --

   Smith Barney Large Cap Value Portfolio (2/02)............   2005        1.238           1.288                  --
                                                               2004        1.146           1.238                  --
                                                               2003        1.000           1.146                  --

   Smith Barney Large Capitalization Growth Portfolio
   (2/02)...................................................   2005        1.144           1.176             409,917
                                                               2004        1.167           1.144                  --
                                                               2003        1.000           1.167                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Smith Barney Mid Cap Core Portfolio (2/02)...............   2005        1.248           1.321             621,784
                                                               2004        1.157           1.248             250,879
                                                               2003        1.000           1.157                  --

   Smith Barney Money Market Portfolio (4/02)...............   2005        0.978           0.983              42,742
                                                               2004        0.993           0.978             131,110
                                                               2003        1.000           0.993                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/02).......   2005        1.165           1.228               3,556
                                                               2004        1.114           1.165                  --
                                                               2003        1.000           1.114                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (6/02)...................................................   2005        1.393           1.427              93,979
                                                               2004        1.233           1.393                  --
                                                               2003        1.000           1.233                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/02)..........   2005        1.284           1.466           1,643,270
                                                               2004        1.140           1.284                  --
                                                               2003        1.000           1.140                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.457           1.680             916,237
                                                               2004        1.197           1.457               7,282
                                                               2003        1.000           1.197                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.377           1.588                  --
                                                               2004        1.180           1.377                  --
                                                               2003        0.968           1.180                  --
                                                               2002        1.000           0.968                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2005        1.213           1.251                  --
                                                               2004        1.175           1.213                  --
                                                               2003        0.963           1.175                  --
                                                               2002        1.000           0.963                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (6/02)...................................................   2005        1.344           1.372               3,686
                                                               2004        1.238           1.344               3,990
                                                               2003        0.960           1.238                  --
                                                               2002        1.000           0.960                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/02)...................................................   2005        1.206           1.352                  --
                                                               2004        1.141           1.206                  --
                                                               2003        0.947           1.141                  --
                                                               2002        1.000           0.947                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/02)..............   2005        1.439           1.602             138,235
                                                               2004        1.299           1.439             117,326
                                                               2003        0.984           1.299              27,500
                                                               2002        1.000           0.984                  --

   Growth Fund -- Class 2 Shares (12/01)....................   2005        1.408           1.596             400,790
                                                               2004        1.282           1.408             310,557
                                                               2003        0.960           1.282              18,290
                                                               2002        1.000           0.960                  --

   Growth-Income Fund -- Class 2 Shares (12/01).............   2005        1.352           1.396             698,656
                                                               2004        1.255           1.352             519,464
                                                               2003        0.971           1.255              98,877
                                                               2002        1.000           0.971                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.685           1.763              16,074
                                                               2004        1.314           1.685              15,026
                                                               2003        1.005           1.314                  --
                                                               2002        1.000           1.005                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.196           1.286             121,502
                                                               2004        1.073           1.196              81,602
                                                               2003        1.000           1.073                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.194           1.283              50,696
                                                               2004        1.066           1.194              23,600
                                                               2003        1.000           1.066                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.028                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (5/02)............................................   2005        1.411           1.443              53,779
                                                               2004        1.297           1.411              76,355
                                                               2003        0.968           1.297               4,318
                                                               2002        1.000           0.968                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.334           1.440             109,818
                                                               2004        1.214           1.334              66,367
                                                               2003        0.994           1.214                  --
                                                               2002        1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.750           2.176              77,549
                                                               2004        1.438           1.750              48,873
                                                               2003        1.000           1.438               3,951

   Templeton Foreign Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.475           1.586             319,848
                                                               2004        1.275           1.475             261,521

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.988           1.275              22,009
                                                               2002        1.000           0.988                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.425           1.514              34,123
                                                               2004        1.259           1.425              18,185
                                                               2003        0.976           1.259                  --
                                                               2002        1.000           0.976                  --

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2005        1.260           1.283             206,001
                                                               2004        1.187           1.260             169,184
                                                               2003        0.977           1.187               4,463
                                                               2002        1.000           0.977                  --

   Diversified Strategic Income Portfolio (3/02)............   2005        1.147           1.148              48,239
                                                               2004        1.101           1.147              21,561
                                                               2003        1.010           1.101                  --
                                                               2002        1.000           1.010                  --

   Equity Index Portfolio -- Class II Shares (6/02).........   2005        1.296           1.319              57,517
                                                               2004        1.205           1.296              56,683
                                                               2003        0.967           1.205               4,400
                                                               2002        1.000           0.967                  --

   Fundamental Value Portfolio (2/02).......................   2005        1.379           1.410             222,410
                                                               2004        1.306           1.379             246,905
                                                               2003        0.965           1.306                  --
                                                               2002        1.000           0.965                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (4/02)........   2005        1.519           1.661              12,120
                                                               2004        1.292           1.519               5,260
                                                               2003        0.983           1.292                  --
                                                               2002        1.000           0.983                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.487           1.509             117,932
                                                               2004        1.326           1.487             115,028
                                                               2003        1.000           1.326              16,913

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.358           1.369              72,341
                                                               2004        1.236           1.358              45,415
                                                               2003        1.000           1.236                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.514           1.599             143,324
                                                               2004        1.251           1.514              85,876
                                                               2003        1.000           1.251              33,139

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.106           1.102              90,023
                                                               2004        1.041           1.106              76,552
                                                               2003        1.000           1.041               4,873

   Total Return Portfolio -- Administrative Class (2/02)....   2005        1.061           1.061             438,654
                                                               2004        1.037           1.061             341,573
                                                               2003        1.012           1.037              37,287
                                                               2002        1.000           1.012                  --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (1/00)...................................................   2005        1.295           1.356                  --
                                                               2004        1.234           1.295                  --
                                                               2003        0.958           1.234                  --
                                                               2002        1.000           0.958                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/02)...................................................   2005        1.414           1.548                  --
                                                               2004        1.247           1.414                  --
                                                               2003        0.994           1.247                  --
                                                               2002        1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/02)...................................................   2005        1.756           1.835                  --
                                                               2004        1.426           1.756                  --
                                                               2003        0.977           1.426                  --
                                                               2002        1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2005        1.376           1.397              44,222
                                                               2004        1.302           1.376              56,429

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   All Cap Fund -- Class I  (continued).....................   2003        0.960           1.302                  --
                                                               2002        1.000           0.960                  --

   Investors Fund -- Class I (2/02).........................   2005        1.333           1.386              19,317
                                                               2004        1.238           1.333              14,772
                                                               2003        0.958           1.238                  --
                                                               2002        1.000           0.958                  --

   Small Cap Growth Fund -- Class I (5/02)..................   2005        1.583           1.620               5,170
                                                               2004        1.409           1.583              10,091
                                                               2003        0.969           1.409                  --
                                                               2002        1.000           0.969                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)..........   2005        1.170           1.140              19,018
                                                               2004        1.160           1.170              29,127
                                                               2003        0.963           1.160                  --
                                                               2002        1.000           0.963                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (4/02)...................................................   2005        1.262           1.310                  --
                                                               2004        1.258           1.262                  --
                                                               2003        0.960           1.258                  --
                                                               2002        1.000           0.960                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.293           1.328             798,683
                                                               2004        1.243           1.293             766,304
                                                               2003        0.969           1.243             177,618
                                                               2002        1.000           0.969                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.194           1.215             685,244
                                                               2004        1.165           1.194             335,517
                                                               2003        0.979           1.165              22,380
                                                               2002        1.000           0.979                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.329           1.382             189,170
                                                               2004        1.235           1.329             153,504

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value  (continued)...................................   2003        0.962           1.235                  --
                                                               2002        1.000           0.962                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.261           1.274              29,628
                                                               2004        1.210           1.261              25,430
                                                               2003        0.961           1.210                  --
                                                               2002        1.000           0.961                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)................   2005        1.268           1.345              11,612
                                                               2004        1.220           1.268                  --
                                                               2003        0.967           1.220                  --
                                                               2002        1.000           0.967                  --

   Equity Income Portfolio (5/02)...........................   2005        1.315           1.341              66,824
                                                               2004        1.226           1.315              50,384
                                                               2003        0.958           1.226               4,325
                                                               2002        1.000           0.958                  --

   Large Cap Portfolio (6/02)...............................   2005        1.222           1.296                  --
                                                               2004        1.176           1.222                  --
                                                               2003        0.966           1.176                  --
                                                               2002        1.000           0.966                  --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.104                  --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.006           1.015                  --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.007           1.049                  --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.082                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.027                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Mercury Large Cap Core Portfolio (8/02)....................    2005        1.301           1.422               3,795
                                                               2004        1.150           1.301               3,795
                                                               2003        0.973           1.150                  --
                                                               2002        1.000           0.973                  --

MFS Emerging Growth Portfolio (8/02).......................    2005        1.346           1.304                  --
                                                               2004        1.223           1.346              38,397
                                                               2003        0.971           1.223                  --
                                                               2002        1.000           0.971                  --

MFS Mid Cap Growth Portfolio (3/02)........................    2005        1.450           1.458              58,156
                                                               2004        1.302           1.450              11,068
                                                               2003        0.974           1.302                  --
                                                               2002        1.000           0.974                  --

MFS Total Return Portfolio (2/02)..........................    2005        1.219           1.225             446,074
                                                               2004        1.121           1.219             351,659
                                                               2003        0.986           1.121               4,696
                                                               2002        1.000           0.986                  --

MFS Value Portfolio (5/04).................................    2005        1.114           1.158              23,589
                                                               2004        1.000           1.114               5,161

Mondrian International Stock Portfolio (3/02)..............    2005        1.419           1.516              70,701
                                                               2004        1.256           1.419              51,990
                                                               2003        1.001           1.256               4,334
                                                               2002        1.000           1.001                  --

Pioneer Fund Portfolio (5/03)..............................    2005        1.310           1.355              49,236
                                                               2004        1.208           1.310              50,441
                                                               2003        1.000           1.208                  --

Pioneer Mid Cap Value Portfolio (7/05).....................    2005        1.035           1.034                  --

Pioneer Strategic Income Portfolio (5/04)..................    2005        1.088           1.101              78,141
                                                               2004        1.000           1.088              67,513

Strategic Equity Portfolio (4/02)..........................    2005        1.348           1.343                  --
                                                               2004        1.254           1.348                  --
                                                               2003        0.969           1.254                  --
                                                               2002        1.000           0.969                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.109                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.105                  --

   Travelers Managed Income Portfolio (3/02)................   2005        1.077           1.065              62,950
                                                               2004        1.073           1.077              48,751
                                                               2003        1.014           1.073                  --
                                                               2002        1.000           1.014                  --

   Van Kampen Enterprise Portfolio (1/00)...................   2005        1.200           1.263                  --
                                                               2004        1.184           1.200                  --
                                                               2003        0.966           1.184                  --
                                                               2002        1.000           0.966                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.983           0.982              71,556
                                                               2004        0.996           0.983              27,260
                                                               2003        1.000           0.996                  --

   Smith Barney Aggressive Growth Portfolio (12/01).........   2005        1.339           1.459             193,981
                                                               2004        1.248           1.339             199,978
                                                               2003        0.951           1.248                  --
                                                               2002        1.000           0.951                  --

   Smith Barney High Income Portfolio (3/02)................   2005        1.351           1.352              28,027
                                                               2004        1.253           1.351              24,080
                                                               2003        1.007           1.253              18,529
                                                               2002        1.000           1.007                  --

   Smith Barney International All Cap Growth Portfolio
   (8/02)...................................................   2005        1.410           1.537                  --
                                                               2004        1.226           1.410                  --
                                                               2003        0.985           1.226                  --
                                                               2002        1.000           0.985                  --

   Smith Barney Large Cap Value Portfolio (2/02)............   2005        1.302           1.354                  --
                                                               2004        1.206           1.302                  --
                                                               2003        0.969           1.206                  --
                                                               2002        1.000           0.969                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Smith Barney Large Capitalization Growth Portfolio
   (2/02)...................................................   2005        1.334           1.370              48,819
                                                               2004        1.362           1.334             147,968
                                                               2003        0.946           1.362                  --
                                                               2002        1.000           0.946                  --

   Smith Barney Mid Cap Core Portfolio (2/02)...............   2005        1.332           1.408              76,617
                                                               2004        1.236           1.332             178,711
                                                               2003        0.976           1.236                  --
                                                               2002        1.000           0.976                  --

   Smith Barney Money Market Portfolio (4/02)...............   2005        0.966           0.969              92,177
                                                               2004        0.982           0.966             138,012
                                                               2003        0.999           0.982                  --
                                                               2002        1.000           0.999                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/02).......   2005        1.245           1.311                  --
                                                               2004        1.192           1.245                  --
                                                               2003        0.959           1.192                  --
                                                               2002        1.000           0.959                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (6/02)...................................................   2005        1.523           1.559               2,820
                                                               2004        1.350           1.523               2,820
                                                               2003        0.974           1.350                  --
                                                               2002        1.000           0.974                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/02)..........   2005        1.397           1.594              88,318
                                                               2004        1.242           1.397              82,528
                                                               2003        0.991           1.242                  --
                                                               2002        1.000           0.991                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.618           1.864              87,770
                                                               2004        1.330           1.618              55,163
                                                               2003        0.986           1.330                  --
                                                               2002        1.000           0.986                  --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

AllianceBernstein Large-Cap Growth Portfolio is no longer available to new contract owners.

AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Franklin Small -- Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio is no longer available to new contract owners.

                              PORTFOLIO ARCHITECT 3

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.111           1.287                  --
                                                               2004        0.949           1.111                  --
                                                               2003        0.775           0.949                  --
                                                               2002        1.000           0.775                  --

   High Yield Bond Trust (5/04).............................   2005        1.065           1.057                  --
                                                               2004        1.000           1.065                  --

   Managed Assets Trust (5/04)..............................   2005        1.073           1.092                  --
                                                               2004        1.000           1.073                  --

   Money Market Portfolio (3/02)............................   2005        0.972           0.980                  --
                                                               2004        0.982           0.972                  --
                                                               2003        0.995           0.982                  --
                                                               2002        1.000           0.995                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2005        0.991           1.025                  --
                                                               2004        0.956           0.991                  --
                                                               2003        0.780           0.956                  --
                                                               2002        1.142           0.780                  --
                                                               2001        1.000           1.142                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/02)...................................................   2005        1.028           1.156               2,023
                                                               2004        0.968           1.028                  --
                                                               2003        0.801           0.968                  --
                                                               2002        1.182           0.801                  --
                                                               2001        1.000           1.182                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.463           1.635              92,526
                                                               2004        1.316           1.463              45,727
                                                               2003        0.993           1.316                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Global Growth Fund -- Class 2 Shares (continued).........   2002        1.187           0.993                  --
                                                               2001        1.000           1.187                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.353           1.540             339,051
                                                               2004        1.227           1.353             224,757
                                                               2003        0.916           1.227              13,689
                                                               2002        1.237           0.916                  --
                                                               2001        1.000           1.237                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.282           1.330             210,374
                                                               2004        1.186           1.282             141,724
                                                               2003        0.914           1.186              88,389
                                                               2002        1.143           0.914                  --
                                                               2001        1.000           1.143                  --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (3/02)....   2005        1.370           1.717                  --
                                                               2004        1.119           1.370                  --
                                                               2003        0.799           1.119                  --
                                                               2002        1.000           0.799                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.609           1.690                  --
                                                               2004        1.250           1.609                  --
                                                               2003        0.952           1.250                  --
                                                               2002        1.000           0.952                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        0.975           0.997                  --
                                                               2004        0.948           0.975                  --
                                                               2003        0.798           0.948                  --
                                                               2002        1.000           0.798                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.057           1.096                  --
                                                               2004        0.969           1.057                  --
                                                               2003        0.751           0.969                  --
                                                               2002        1.000           0.751                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.297                  --
                                                               2004        1.074           1.201                  --
                                                               2003        1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.294               6,383
                                                               2004        1.067           1.199               1,538
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.138           1.233             113,725
                                                               2004        1.031           1.138              62,851
                                                               2003        0.841           1.031                  --
                                                               2002        1.000           0.841                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.761           2.199              34,370
                                                               2004        1.442           1.761              27,878
                                                               2003        1.000           1.442               4,181

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.361           1.469              98,761
                                                               2004        1.172           1.361              66,369
                                                               2003        0.904           1.172              10,166
                                                               2002        1.134           0.904                  --
                                                               2001        1.000           1.134                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (8/02)...................................................   2005        1.160           1.237               5,511
                                                               2004        1.020           1.160               1,140
                                                               2003        0.788           1.020                  --
                                                               2002        1.000           0.788                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/02).........   2005        1.173           1.198              32,169
                                                               2004        1.086           1.173              24,381
                                                               2003        0.867           1.086                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Equity Index Portfolio -- Class II Shares  (continued)...   2002        1.141           0.867                  --
                                                               2001        1.000           1.141                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (1/00)....................................   2005        1.107           1.192                  --
                                                               2004        1.035           1.107                  --
                                                               2003        0.754           1.035                  --
                                                               2002        1.000           0.754                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (1/00)..........................................   2005        1.079           1.095                  --
                                                               2004        1.016           1.079                  --
                                                               2003        0.797           1.016                  --
                                                               2002        1.000           0.797                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.076           1.135                  --
                                                               2004        1.015           1.076                  --
                                                               2003        0.911           1.015                  --
                                                               2002        1.000           0.911                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/02)...................................................   2005        1.015           1.117                  --
                                                               2004        0.907           1.015                  --
                                                               2003        0.733           0.907                  --
                                                               2002        1.000           0.733                  --

   Global Technology Portfolio -- Service Shares (3/02).....   2005        0.880           0.962                  --
                                                               2004        0.894           0.880                  --
                                                               2003        0.623           0.894                  --
                                                               2002        1.000           0.623                  --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        0.916           0.947                  --
                                                               2004        0.894           0.916                  --
                                                               2003        0.738           0.894                  --
                                                               2002        1.000           0.738                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.497           1.525              11,493
                                                               2004        1.330           1.497              11,540
                                                               2003        1.000           1.330                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.368           1.383              70,546
                                                               2004        1.239           1.368              69,261
                                                               2003        1.000           1.239              71,566

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.524           1.616              78,565
                                                               2004        1.254           1.524              66,625
                                                               2003        1.000           1.254              13,602

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.069           1.108                  --
                                                               2004        1.000           1.069                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.113           1.113             288,960
                                                               2004        1.043           1.113             171,050
                                                               2003        1.000           1.043              78,471

   Total Return Portfolio -- Administrative Class (2/02)....   2005        1.132           1.137             388,412
                                                               2004        1.102           1.132             164,259
                                                               2003        1.071           1.102                  --
                                                               2002        1.002           1.071                  --
                                                               2001        1.000           1.002                  --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (1/00)...................................................   2005        1.159           1.218                  --
                                                               2004        1.100           1.159                  --
                                                               2003        0.850           1.100                  --
                                                               2002        1.233           0.850                  --
                                                               2001        1.000           1.233                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/02)...................................................   2005        1.315           1.445                  --
                                                               2004        1.155           1.315                  --
                                                               2003        0.917           1.155                  --
                                                               2002        1.137           0.917                  --
                                                               2001        1.000           1.137                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/02)...................................................   2005        1.771           1.858              34,614
                                                               2004        1.433           1.771              15,588
                                                               2003        0.977           1.433                  --
                                                               2002        1.220           0.977                  --
                                                               2001        1.000           1.220                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2005        1.196           1.219              30,618
                                                               2004        1.127           1.196               9,549
                                                               2003        0.827           1.127                  --
                                                               2002        1.127           0.827                  --
                                                               2001        1.000           1.127                  --

   Investors Fund -- Class I (2/02).........................   2005        1.197           1.250              18,740
                                                               2004        1.107           1.197               9,435
                                                               2003        0.854           1.107                  --
                                                               2002        1.133           0.854                  --
                                                               2001        1.000           1.133                  --

   Large Cap Growth Fund -- Class I (8/02)..................   2005        1.111           1.145                  --
                                                               2004        1.128           1.111                  --
                                                               2003        0.797           1.128                  --
                                                               2002        1.000           0.797                  --

   Small Cap Growth Fund -- Class I (5/02)..................   2005        1.320           1.357              57,267
                                                               2004        1.171           1.320              56,224
                                                               2003        0.802           1.171                  --
                                                               2002        1.255           0.802                  --
                                                               2001        1.000           1.255                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)................   2005        1.189           1.266                  --
                                                               2004        1.139           1.189                  --
                                                               2003        0.899           1.139                  --
                                                               2002        1.206           0.899                  --
                                                               2001        1.000           1.206                  --

   Convertible Securities Portfolio (3/02)..................   2005        1.204           1.184                  --
                                                               2004        1.156           1.204                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Convertible Securities Portfolio  (continued)...............   2003        0.935           1.156                  --
                                                               2002        1.000           0.935                  --

Disciplined Mid Cap Stock Portfolio (3/02)..................   2005        1.184           1.304                  --
                                                               2004        1.038           1.184                  --
                                                               2003        0.792           1.038                  --
                                                               2002        1.000           0.792                  --

Equity Income Portfolio (5/02)..............................   2005        1.317           1.348              74,242
                                                               2004        1.224           1.317              52,584
                                                               2003        0.952           1.224              35,771
                                                               2002        1.129           0.952                  --
                                                               2001        1.000           1.129                  --

Federated High Yield Portfolio (3/02).......................   2005        1.284           1.290               4,553
                                                               2004        1.187           1.284               4,376
                                                               2003        0.990           1.187                  --
                                                               2002        1.000           0.990                  --

Federated Stock Portfolio (3/02)............................   2005        1.058           1.091                  --
                                                               2004        0.977           1.058                  --
                                                               2003        0.781           0.977                  --
                                                               2002        1.000           0.781                  --

Large Cap Portfolio (6/02)..................................   2005        1.096           1.167                  --
                                                               2004        1.050           1.096                  --
                                                               2003        0.860           1.050                  --
                                                               2002        1.137           0.860                  --
                                                               2001        1.000           1.137                  --

Managed Allocation Series: Aggressive Portfolio (5/05)......   2005        1.000           1.107                  --

Managed Allocation Series: Conservative Portfolio (7/05)....   2005        1.007           1.018                  --

Managed Allocation Series: Moderate Portfolio (6/05)........   2005        1.008           1.052              14,308

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.085                  --

Managed Allocation Series: Moderate-Conservative Portfolio
   (6/05)...................................................   2005        1.000           1.029                  --

Mercury Large Cap Core Portfolio (8/02).....................   2005        1.137           1.249              39,338
                                                               2004        1.002           1.137              33,831
                                                               2003        0.844           1.002                  --
                                                               2002        1.151           0.844                  --
                                                               2001        1.000           1.151                  --

MFS Emerging Growth Portfolio (8/02)........................   2005        1.096           1.063                  --
                                                               2004        0.993           1.096                  --
                                                               2003        0.785           0.993                  --
                                                               2002        1.218           0.785                  --
                                                               2001        1.000           1.218                  --

MFS Mid Cap Growth Portfolio (3/02).........................   2005        0.822           0.830              10,540
                                                               2004        0.736           0.822              10,388
                                                               2003        0.548           0.736                  --
                                                               2002        1.000           0.548                  --

MFS Total Return Portfolio (2/02)...........................   2005        1.250           1.261              80,510
                                                               2004        1.144           1.250              46,257
                                                               2003        1.002           1.144              74,835
                                                               2002        1.080           1.002                  --
                                                               2001        1.000           1.080                  --

MFS Value Portfolio (5/04)..................................   2005        1.117           1.165              19,960
                                                               2004        1.000           1.117               8,567

Mondrian International Stock Portfolio (3/02)...............   2005        1.202           1.290              47,848
                                                               2004        1.060           1.202              30,586
                                                               2003        0.842           1.060                  --
                                                               2002        1.000           0.842                  --

Pioneer Fund Portfolio (5/03)...............................   2005        1.319           1.370               2,908
                                                               2004        1.212           1.319               1,735
                                                               2003        1.000           1.212                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.037                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.091           1.108              52,692
                                                               2004        1.000           1.091              30,316

   Strategic Equity Portfolio (4/02)........................   2005        1.047           1.047                  --
                                                               2004        0.970           1.047                  --
                                                               2003        0.747           0.970                  --
                                                               2002        1.148           0.747                  --
                                                               2001        1.000           1.148                  --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.112                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.108                  --

   Travelers Quality Bond Portfolio (3/02)..................   2005        1.118           1.113                  --
                                                               2004        1.104           1.118                  --
                                                               2003        1.054           1.104                  --
                                                               2002        1.000           1.054                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.048           1.071                  --
                                                               2004        1.000           1.048                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.989           0.991              30,100
                                                               2004        0.997           0.989                  --
                                                               2003        1.000           0.997                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.078           1.103                  --
                                                               2004        1.000           1.078                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.127           1.149                  --
                                                               2004        0.979           1.127                  --
                                                               2003        0.764           0.979                  --
                                                               2002        1.000           0.764                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        0.904           0.956                  --
                                                               2004        0.889           0.904                  --
                                                               2003        0.722           0.889                  --
                                                               2002        1.000           0.722                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.226           1.402                  --
                                                               2004        1.087           1.226                  --
                                                               2003        0.865           1.087                  --
                                                               2002        1.000           0.865                  --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/02).................................................   2005        1.047           1.238                  --
                                                               2004        1.055           1.047                  --
                                                               2003        0.862           1.055                  --
                                                               2002        1.000           0.862                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.411           1.631              89,979
                                                               2004        1.155           1.411              46,989
                                                               2003        0.853           1.155                  --
                                                               2002        1.000           0.853                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.340           1.551                 159
                                                               2004        1.145           1.340                  --
                                                               2003        1.000           1.145                  --

   High Yield Bond Trust (5/04).............................   2005        1.065           1.057                  --
                                                               2004        1.000           1.065                  --

   Managed Assets Trust (5/04)..............................   2005        1.073           1.091                  --
                                                               2004        1.000           1.073                  --

   Money Market Portfolio (3/02)............................   2005        0.984           0.991                  --
                                                               2004        0.994           0.984                  --
                                                               2003        1.000           0.994                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2005        1.152           1.191                  --
                                                               2004        1.112           1.152                  --
                                                               2003        1.000           1.112                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/02)...................................................   2005        1.159           1.304                  --
                                                               2004        1.093           1.159                  --
                                                               2003        1.000           1.093                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.319           1.474              33,810
                                                               2004        1.187           1.319              20,425
                                                               2003        1.000           1.187                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.266           1.440             495,689
                                                               2004        1.149           1.266             102,273
                                                               2003        1.000           1.149                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.239           1.284             278,103
                                                               2004        1.147           1.239             107,765
                                                               2003        1.000           1.147                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (3/02)....   2005        1.496           1.875                  --
                                                               2004        1.223           1.496                  --
                                                               2003        1.000           1.223                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.470           1.543               1,987
                                                               2004        1.143           1.470                  --
                                                               2003        1.000           1.143                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        1.144           1.169                  --
                                                               2004        1.112           1.144                  --
                                                               2003        1.000           1.112                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.252           1.297                  --
                                                               2004        1.148           1.252                  --
                                                               2003        1.000           1.148                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.295               2,632
                                                               2004        1.074           1.201                  --
                                                               2003        1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.293             118,685
                                                               2004        1.067           1.199                  --
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.232           1.334             156,547
                                                               2004        1.117           1.232              32,618
                                                               2003        1.000           1.117                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.542           1.924              26,812
                                                               2004        1.263           1.542                  --
                                                               2003        1.000           1.263                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.364           1.472             111,621
                                                               2004        1.175           1.364              10,115
                                                               2003        1.000           1.175                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (8/02)...................................................   2005        1.319           1.406             121,975
                                                               2004        1.161           1.319                  --
                                                               2003        1.000           1.161                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/02).........   2005        1.219           1.245              56,720
                                                               2004        1.130           1.219              54,008
                                                               2003        1.000           1.130                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (1/00)....................................   2005        1.223           1.316                  --
                                                               2004        1.145           1.223                  --
                                                               2003        1.000           1.145                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (1/00)..........................................   2005        1.194           1.212                  --
                                                               2004        1.125           1.194                  --
                                                               2003        1.000           1.125                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.142           1.204                  --
                                                               2004        1.077           1.142                  --
                                                               2003        1.000           1.077                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/02)...................................................   2005        1.249           1.374                  --
                                                               2004        1.117           1.249                  --
                                                               2003        1.000           1.117                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Global Technology Portfolio -- Service Shares (3/02).....   2005        1.181           1.290                  --
                                                               2004        1.199           1.181                  --
                                                               2003        1.000           1.199                  --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        1.168           1.208                  --
                                                               2004        1.141           1.168                  --
                                                               2003        1.000           1.141                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.320           1.344              44,697
                                                               2004        1.173           1.320               4,856
                                                               2003        1.000           1.173                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.258           1.272               5,316
                                                               2004        1.140           1.258                  --
                                                               2003        1.000           1.140                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.404           1.488              87,302
                                                               2004        1.156           1.404              16,199
                                                               2003        1.000           1.156                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.069           1.107                  --
                                                               2004        1.000           1.069                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.115           1.115             185,851
                                                               2004        1.046           1.115              10,245
                                                               2003        1.000           1.046                  --

   Total Return Portfolio -- Administrative Class (2/02)....   2005        1.052           1.056             470,959
                                                               2004        1.024           1.052               4,979
                                                               2003        1.000           1.024                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (1/00)...................................................   2005        1.186           1.246                  --
                                                               2004        1.126           1.186                  --
                                                               2003        1.000           1.126                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/02)...................................................   2005        1.343           1.475                  --
                                                               2004        1.180           1.343                  --
                                                               2003        1.000           1.180                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/02)...................................................   2005        1.528           1.601                  --
                                                               2004        1.236           1.528                  --
                                                               2003        1.000           1.236                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2005        1.241           1.264                  --
                                                               2004        1.170           1.241                  --
                                                               2003        1.000           1.170                  --

   Investors Fund -- Class I (2/02).........................   2005        1.240           1.293               5,937
                                                               2004        1.147           1.240                  --
                                                               2003        1.000           1.147                  --

   Large Cap Growth Fund -- Class I (8/02)..................   2005        1.144           1.179                  --
                                                               2004        1.162           1.144                  --
                                                               2003        1.000           1.162                  --

   Small Cap Growth Fund -- Class I (5/02)..................   2005        1.394           1.432                  --
                                                               2004        1.236           1.394                  --
                                                               2003        1.000           1.236                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)................   2005        1.185           1.262                  --
                                                               2004        1.136           1.185                  --
                                                               2003        1.000           1.136                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Convertible Securities Portfolio (3/02)....................    2005        1.148           1.128                  --
                                                               2004        1.103           1.148                  --
                                                               2003        1.000           1.103                  --

Disciplined Mid Cap Stock Portfolio (3/02).................    2005        1.336           1.471                  --
                                                               2004        1.172           1.336                  --
                                                               2003        1.000           1.172                  --

Equity Income Portfolio (5/02).............................    2005        1.218           1.246              45,518
                                                               2004        1.132           1.218                  --
                                                               2003        1.000           1.132                  --

Federated High Yield Portfolio (3/02)......................    2005        1.179           1.184                  --
                                                               2004        1.091           1.179                  --
                                                               2003        1.000           1.091                  --

Federated Stock Portfolio (3/02)...........................    2005        1.241           1.280                  --
                                                               2004        1.146           1.241                  --
                                                               2003        1.000           1.146                  --

Large Cap Portfolio (6/02).................................    2005        1.172           1.247               1,666
                                                               2004        1.123           1.172                  --
                                                               2003        1.000           1.123                  --

Managed Allocation Series: Aggressive Portfolio (5/05).....    2005        1.000           1.106                  --

Managed Allocation Series: Conservative Portfolio (7/05)...    2005        1.007           1.017                  --

Managed Allocation Series: Moderate Portfolio (6/05).......    2005        1.008           1.051                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
  (5/05)...................................................    2005        1.000           1.084                  --

Managed Allocation Series: Moderate-Conservative Portfolio
  (6/05)...................................................    2005        1.000           1.028                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Mercury Large Cap Core Portfolio (8/02).....................   2005        1.236           1.357                  --
                                                               2004        1.090           1.236                  --
                                                               2003        1.000           1.090                  --

MFS Emerging Growth Portfolio (8/02)........................   2005        1.220           1.183                  --
                                                               2004        1.105           1.220                  --
                                                               2003        1.000           1.105                  --

MFS Mid Cap Growth Portfolio (3/02).........................   2005        1.264           1.276               6,041
                                                               2004        1.132           1.264                  --
                                                               2003        1.000           1.132                  --

MFS Total Return Portfolio (2/02)...........................   2005        1.177           1.187              96,384
                                                               2004        1.078           1.177               9,432
                                                               2003        1.000           1.078                  --

MFS Value Portfolio (5/04)..................................   2005        1.117           1.164             125,223
                                                               2004        1.000           1.117                  --

Mondrian International Stock Portfolio (3/02)...............   2005        1.313           1.408               3,713
                                                               2004        1.158           1.313                  --
                                                               2003        1.000           1.158                  --

Pioneer Fund Portfolio (5/03)...............................   2005        1.226           1.273                  --
                                                               2004        1.127           1.226                  --
                                                               2003        1.000           1.127                  --

Pioneer Mid Cap Value Portfolio (7/05)......................   2005        1.036           1.036                  --

Pioneer Strategic Income Portfolio (5/04)...................   2005        1.091           1.107             119,462
                                                               2004        1.000           1.091                  --

Strategic Equity Portfolio (4/02)...........................   2005        1.205           1.204                  --
                                                               2004        1.116           1.205                  --
                                                               2003        1.000           1.116                  --

Style Focus Series: Small Cap Growth Portfolio (6/05).......   2005        1.026           1.112                  --

Style Focus Series: Small Cap Value Portfolio (5/05)........   2005        1.000           1.107                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Travelers Quality Bond Portfolio (3/02)..................   2005        1.036           1.031                  --
                                                               2004        1.024           1.036                  --
                                                               2003        1.000           1.024                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.047           1.070                  --
                                                               2004        1.000           1.047                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.988           0.990              12,201
                                                               2004        0.997           0.988                  --
                                                               2003        1.000           0.997                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.078           1.102                  --
                                                               2004        1.000           1.078                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.306           1.332                  --
                                                               2004        1.136           1.306                  --
                                                               2003        1.000           1.136                  --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        1.151           1.216                  --
                                                               2004        1.133           1.151                  --
                                                               2003        1.000           1.133                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.286           1.469                  --
                                                               2004        1.141           1.286                  --
                                                               2003        1.000           1.141                  --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/02).................................................   2005        1.096           1.295                  --
                                                               2004        1.105           1.096                  --
                                                               2003        1.000           1.105                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.462           1.690              45,068
                                                               2004        1.198           1.462                  --
                                                               2003        1.000           1.198                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.382           1.597             144,490
                                                               2004        1.183           1.382              85,167
                                                               2003        0.968           1.183              62,369
                                                               2002        1.000           0.968                  --

   High Yield Bond Trust (5/04).............................   2005        1.064           1.054             102,822
                                                               2004        1.000           1.064              18,738

   Managed Assets Trust (5/04)..............................   2005        1.072           1.089              58,901
                                                               2004        1.000           1.072               4,897

   Money Market Portfolio (3/02)............................   2005        0.973           0.978             402,325
                                                               2004        0.985           0.973             506,125
                                                               2003        0.999           0.985             175,479
                                                               2002        1.000           0.999                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2005        1.218           1.258               7,238
                                                               2004        1.178           1.218               7,578
                                                               2003        0.963           1.178              10,027
                                                               2002        1.000           0.963                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/02)...................................................   2005        1.211           1.360             551,459
                                                               2004        1.143           1.211             216,941
                                                               2003        0.948           1.143              66,077
                                                               2002        1.000           0.948                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.445           1.612           5,479,126
                                                               2004        1.302           1.445           3,301,874
                                                               2003        0.984           1.302             560,403
                                                               2002        1.000           0.984                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.413           1.606          15,362,612
                                                               2004        1.285           1.413           9,273,858
                                                               2003        0.960           1.285           2,482,245
                                                               2002        1.000           0.960                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.357           1.404          18,636,981
                                                               2004        1.257           1.357          12,269,497
                                                               2003        0.971           1.257           2,985,394
                                                               2002        1.000           0.971                  --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (3/02)....   2005        1.676           2.096                  --
                                                               2004        1.372           1.676                  --
                                                               2003        0.982           1.372                  --
                                                               2002        1.000           0.982                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.692           1.773             621,716
                                                               2004        1.317           1.692             363,487
                                                               2003        1.005           1.317             141,660
                                                               2002        1.000           1.005                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        1.181           1.206             153,428
                                                               2004        1.150           1.181             109,406
                                                               2003        0.971           1.150              52,034
                                                               2002        1.000           0.971                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.369           1.416             105,628
                                                               2004        1.257           1.369              25,547
                                                               2003        0.976           1.257               1,278
                                                               2002        1.000           0.976                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.291             491,266
                                                               2004        1.073           1.199             200,346
                                                               2003        1.000           1.073                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.289             558,937
                                                               2004        1.067           1.197             213,448
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.340           1.448           3,992,826
                                                               2004        1.217           1.340           2,095,459
                                                               2003        0.994           1.217             723,595
                                                               2002        1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.756           2.188           1,505,095
                                                               2004        1.440           1.756             466,250
                                                               2003        1.000           1.440              91,391

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.481           1.596           4,568,600
                                                               2004        1.278           1.481           2,330,211
                                                               2003        0.989           1.278             519,279
                                                               2002        1.000           0.989                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (8/02)...................................................   2005        1.431           1.524           2,064,621
                                                               2004        1.262           1.431             594,562
                                                               2003        0.976           1.262             206,659
                                                               2002        1.000           0.976                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/02).........   2005        1.302           1.327           2,839,502
                                                               2004        1.208           1.302           2,252,137
                                                               2003        0.967           1.208           1,148,700
                                                               2002        1.000           0.967                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (1/00)....................................   2005        1.387           1.491             303,039
                                                               2004        1.300           1.387             304,200
                                                               2003        0.949           1.300             288,920
                                                               2002        1.000           0.949                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (1/00)..........................................   2005        1.304           1.322              41,546
                                                               2004        1.231           1.304              46,141
                                                               2003        0.967           1.231              33,006
                                                               2002        1.000           0.967                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.170           1.232             108,429
                                                               2004        1.105           1.170             131,283
                                                               2003        0.994           1.105              86,032
                                                               2002        1.000           0.994                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/02)...................................................   2005        1.362           1.496                  --
                                                               2004        1.219           1.362                  --
                                                               2003        0.988           1.219                  --
                                                               2002        1.000           0.988                  --

   Global Technology Portfolio -- Service Shares (3/02).....   2005        1.330           1.450              30,242
                                                               2004        1.352           1.330              13,988
                                                               2003        0.944           1.352              10,065
                                                               2002        1.000           0.944                  --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        1.211           1.250               8,044
                                                               2004        1.185           1.211               8,044
                                                               2003        0.980           1.185               8,044
                                                               2002        1.000           0.980                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.492           1.517             896,870
                                                               2004        1.328           1.492             512,682
                                                               2003        1.000           1.328              58,521

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.363           1.376           2,139,915
                                                               2004        1.237           1.363           1,226,122
                                                               2003        1.000           1.237             154,434

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.519           1.608           2,921,421
                                                               2004        1.252           1.519           1,430,939
                                                               2003        1.000           1.252             131,586

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.068           1.104              57,587
                                                               2004        1.000           1.068               8,593

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.110           1.108           4,183,574
                                                               2004        1.042           1.110           2,075,669
                                                               2003        1.000           1.042             364,430

   Total Return Portfolio -- Administrative Class (2/02)....   2005        1.066           1.067          16,295,872
                                                               2004        1.039           1.066          11,030,522
                                                               2003        1.012           1.039           4,444,217
                                                               2002        1.000           1.012                  --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (1/00)...................................................   2005        1.301           1.364                  --
                                                               2004        1.237           1.301                  --
                                                               2003        0.958           1.237                  --
                                                               2002        1.000           0.958                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/02)...................................................   2005        1.420           1.557             503,884
                                                               2004        1.249           1.420             507,731
                                                               2003        0.994           1.249             378,045
                                                               2002        1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/02)...................................................   2005        1.764           1.846           1,127,527
                                                               2004        1.429           1.764             802,610
                                                               2003        0.977           1.429             446,380
                                                               2002        1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2005        1.382           1.406           3,274,732
                                                               2004        1.305           1.382           2,835,223
                                                               2003        0.960           1.305           1,303,133
                                                               2002        1.000           0.960                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Investors Fund -- Class I (2/02).........................   2005        1.338           1.394           1,852,362
                                                               2004        1.240           1.338           1,547,557
                                                               2003        0.958           1.240             657,293
                                                               2002        1.000           0.958                  --

   Large Cap Growth Fund -- Class I (8/02)..................   2005        1.334           1.373             175,193
                                                               2004        1.358           1.334             165,032
                                                               2003        0.961           1.358             134,650
                                                               2002        1.000           0.961                  --

   Small Cap Growth Fund -- Class I (5/02)..................   2005        1.589           1.630             758,509
                                                               2004        1.412           1.589             681,109
                                                               2003        0.970           1.412             195,339
                                                               2002        1.000           0.970                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)................   2005        1.273           1.353             533,485
                                                               2004        1.222           1.273             433,213
                                                               2003        0.967           1.222             173,834
                                                               2002        1.000           0.967                  --

   Convertible Securities Portfolio (3/02)..................   2005        1.277           1.253           1,308,171
                                                               2004        1.229           1.277           1,195,502
                                                               2003        0.995           1.229              86,197
                                                               2002        1.000           0.995                  --

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2005        1.455           1.599              65,195
                                                               2004        1.278           1.455              64,865
                                                               2003        0.977           1.278              54,733
                                                               2002        1.000           0.977                  --

   Equity Income Portfolio (5/02)...........................   2005        1.320           1.349           3,470,760
                                                               2004        1.229           1.320           2,356,302
                                                               2003        0.958           1.229             933,491
                                                               2002        1.000           0.958                  --

   Federated High Yield Portfolio (3/02)....................   2005        1.296           1.300             422,480
                                                               2004        1.201           1.296             306,267
                                                               2003        1.003           1.201             126,472
                                                               2002        1.000           1.003                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Federated Stock Portfolio (3/02)............................   2005        1.318           1.358             119,930
                                                               2004        1.220           1.318             116,006
                                                               2003        0.978           1.220              99,922
                                                               2002        1.000           0.978                  --

Large Cap Portfolio (6/02)..................................   2005        1.227           1.304             761,388
                                                               2004        1.178           1.227             638,667
                                                               2003        0.966           1.178             246,621
                                                               2002        1.000           0.966                  --

Managed Allocation Series: Aggressive Portfolio (5/05)......   2005        1.000           1.105                 474

Managed Allocation Series: Conservative Portfolio (7/05)....   2005        1.007           1.017                  --

Managed Allocation Series: Moderate Portfolio (6/05)........   2005        1.008           1.050             113,761

Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.083             238,769

Managed Allocation Series: Moderate-Conservative Portfolio
   (6/05)...................................................   2005        1.000           1.028               8,861

Mercury Large Cap Core Portfolio (8/02).....................   2005        1.306           1.431             360,257
                                                               2004        1.153           1.306             236,555
                                                               2003        0.973           1.153             123,529
                                                               2002        1.000           0.973                  --

MFS Emerging Growth Portfolio (8/02)........................   2005        1.351           1.310                  --
                                                               2004        1.226           1.351             237,712
                                                               2003        0.971           1.226             131,311
                                                               2002        1.000           0.971                  --

MFS Mid Cap Growth Portfolio (3/02).........................   2005        1.456           1.467             662,001
                                                               2004        1.305           1.456             183,666
                                                               2003        0.974           1.305             138,108
                                                               2002        1.000           0.974                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
MFS Total Return Portfolio (2/02)...........................   2005        1.224           1.232          12,161,644
                                                               2004        1.123           1.224           8,449,630
                                                               2003        0.986           1.123           3,040,252
                                                               2002        1.000           0.986                  --

MFS Value Portfolio (5/04)..................................   2005        1.116           1.162             692,556
                                                               2004        1.000           1.116             152,817

Mondrian International Stock Portfolio (3/02)...............   2005        1.425           1.526           1,407,512
                                                               2004        1.259           1.425             820,537
                                                               2003        1.001           1.259              85,856
                                                               2002        1.000           1.001                  --

Pioneer Fund Portfolio (5/03)...............................   2005        1.315           1.363             524,811
                                                               2004        1.210           1.315             202,670
                                                               2003        1.000           1.210               4,367

Pioneer Mid Cap Value Portfolio (7/05)......................   2005        1.036           1.036                  --

Pioneer Strategic Income Portfolio (5/04)...................   2005        1.089           1.104           3,120,622
                                                               2004        1.000           1.089             438,335

Strategic Equity Portfolio (4/02)...........................   2005        1.354           1.351             459,855
                                                               2004        1.256           1.354             421,151
                                                               2003        0.969           1.256             331,406
                                                               2002        1.000           0.969                  --

Style Focus Series: Small Cap Growth Portfolio (6/05).......   2005        1.026           1.111               8,175

Style Focus Series: Small Cap Value Portfolio (5/05)........   2005        1.000           1.106                  --

Travelers Quality Bond Portfolio (3/02).....................   2005        1.071           1.064             341,277
                                                               2004        1.061           1.071             234,137
                                                               2003        1.014           1.061             143,526
                                                               2002        1.000           1.014                  --

U.S. Government Securities Portfolio (5/04).................   2005        1.046           1.068              44,867
                                                               2004        1.000           1.046              16,481

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.986           0.987           2,390,703
                                                               2004        0.997           0.986           1,892,813
                                                               2003        1.000           0.997              14,435

   Social Awareness Stock Portfolio (5/04)..................   2005        1.077           1.099              44,664
                                                               2004        1.000           1.077              37,480

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.431           1.456             696,614
                                                               2004        1.246           1.431             428,535
                                                               2003        0.974           1.246              89,375
                                                               2002        1.000           0.974                  --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        1.205           1.271                  --
                                                               2004        1.187           1.205                  --
                                                               2003        0.966           1.187                  --
                                                               2002        1.000           0.966                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.398           1.595             986,942
                                                               2004        1.242           1.398             617,309
                                                               2003        0.991           1.242             313,047
                                                               2002        1.000           0.991                  --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/02).................................................   2005        1.153           1.361              30,349
                                                               2004        1.164           1.153              90,383
                                                               2003        0.953           1.164              61,618
                                                               2002        1.000           0.953                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.625           1.875           4,190,757
                                                               2004        1.333           1.625           2,561,023
                                                               2003        0.986           1.333             731,326
                                                               2002        1.000           0.986                  --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.000           1.165                  --

   High Yield Bond Trust (5/04).............................   2005        1.000           0.986                  --

   Managed Assets Trust (5/04)..............................   2005        1.000           1.017                  --

   Money Market Portfolio (3/02)............................   2005        1.000           1.006                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2005        1.000           1.039                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/02)...................................................   2005        1.000           1.155                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.000           1.116                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.000           1.143               7,957

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.000           1.039                  --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (3/02)....   2005        1.000           1.218                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.000           1.083                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        1.000           1.006                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.000           1.057                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.000           1.076                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.000           1.102                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.000           1.079               8,302

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.000           1.207                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.000           1.071                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (8/02)...................................................   2005        1.000           1.061                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/02).........   2005        1.000           1.025                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (1/00)....................................   2005        1.000           1.089                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (1/00)..........................................   2005        1.000           1.026                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.000           1.058                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/02)...................................................   2005        1.000           1.130                  --

   Global Technology Portfolio -- Service Shares (3/02).....   2005        1.000           1.122                  --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        1.000           1.039                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.000           1.028                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.000           1.023                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.000           1.073                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.000           1.040                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.000           0.989                  --

   Total Return Portfolio -- Administrative Class (2/02)....   2005        1.000           0.998              13,117

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (1/00)...................................................   2005        1.000           1.066                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/02)...................................................   2005        1.000           1.095                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/02)...................................................   2005        1.000           1.053                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2005        1.000           1.033                  --

   Investors Fund -- Class I (2/02).........................   2005        1.000           1.045                  --

   Large Cap Growth Fund -- Class I (8/02)..................   2005        1.000           1.054                  --

   Small Cap Growth Fund -- Class I (5/02)..................   2005        1.000           1.074                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)................   2005        1.000           1.079                  --

   Convertible Securities Portfolio (3/02)..................   2005        1.000           0.996                  --

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2005        1.000           1.093                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Equity Income Portfolio (5/02)...........................      2005        1.000           1.028                  --

Federated High Yield Portfolio (3/02)....................      2005        1.000           0.997                  --

Federated Stock Portfolio (3/02).........................      2005        1.000           1.029                  --

Large Cap Portfolio (6/02)...............................      2005        1.000           1.074                  --

Managed Allocation Series: Aggressive Portfolio (5/05)...      2005        1.000           1.105                  --

Managed Allocation Series: Conservative Portfolio
(7/05)...................................................      2005        1.006           1.016                  --

Managed Allocation Series: Moderate Portfolio (6/05).....      2005        1.007           1.050                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.000           1.083                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.027                  --

Mercury Large Cap Core Portfolio (8/02)..................      2005        1.000           1.089                  --

MFS Emerging Growth Portfolio (8/02).....................      2005        1.000           0.998                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.000           1.045                  --

MFS Total Return Portfolio (2/02)........................      2005        1.000           1.008                  --

MFS Value Portfolio (5/04)...............................      2005        1.000           1.034                  --

Mondrian International Stock Portfolio (3/02)............      2005        1.000           1.067                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.000           1.043                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.036           1.035                  --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.000           1.005                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Strategic Equity Portfolio (4/02)........................   2005        1.000           1.042                  --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.110                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.106                  --

   Travelers Quality Bond Portfolio (3/02)..................   2005        1.000           0.989                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.000           0.997                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        1.000           1.000                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.000           1.043                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.000           1.028                  --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        1.000           1.071                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.000           1.130                  --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/02).................................................   2005        1.000           1.176                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.000           1.138                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.335           1.541              68,905
                                                               2004        1.143           1.335                  --
                                                               2003        1.000           1.143                  --

   High Yield Bond Trust (5/04).............................   2005        1.063           1.052              19,271
                                                               2004        1.000           1.063                  --

   Managed Assets Trust (5/04)..............................   2005        1.071           1.087                  --
                                                               2004        1.000           1.071                  --

   Money Market Portfolio (3/02)............................   2005        0.980           0.985              56,970
                                                               2004        0.993           0.980                  --
                                                               2003        1.000           0.993                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2005        1.148           1.184                  --
                                                               2004        1.111           1.148                  --
                                                               2003        1.000           1.111                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/02)...................................................   2005        1.155           1.296              26,995
                                                               2004        1.092           1.155                  --
                                                               2003        1.000           1.092                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.315           1.465           1,016,509
                                                               2004        1.186           1.315              12,546
                                                               2003        1.000           1.186                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.261           1.432           3,527,301
                                                               2004        1.148           1.261             176,039
                                                               2003        1.000           1.148                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.235           1.277           3,353,279
                                                               2004        1.145           1.235             116,974
                                                               2003        1.000           1.145                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (3/02)....   2005        1.491           1.864                  --
                                                               2004        1.222           1.491                  --
                                                               2003        1.000           1.222                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.465           1.534             178,945
                                                               2004        1.142           1.465                  --
                                                               2003        1.000           1.142                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        1.140           1.162                  --
                                                               2004        1.111           1.140                  --
                                                               2003        1.000           1.111                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.247           1.289               7,731
                                                               2004        1.147           1.247                  --
                                                               2003        1.000           1.147                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.289             105,878
                                                               2004        1.073           1.197               2,361
                                                               2003        1.000           1.073                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.195           1.286             364,009
                                                               2004        1.066           1.195               4,323
                                                               2003        1.000           1.066                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.228           1.326           1,018,600
                                                               2004        1.116           1.228               8,874
                                                               2003        1.000           1.116                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.537           1.913             605,698
                                                               2004        1.261           1.537                  --
                                                               2003        1.000           1.261                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.359           1.463             831,353
                                                               2004        1.174           1.359                  --
                                                               2003        1.000           1.174                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (8/02)...................................................   2005        1.315           1.398             740,845
                                                               2004        1.160           1.315              13,918
                                                               2003        1.000           1.160                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/02).........   2005        1.215           1.237             779,368
                                                               2004        1.129           1.215              76,132
                                                               2003        1.000           1.129                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (1/00)....................................   2005        1.219           1.308               5,359
                                                               2004        1.144           1.219               1,649
                                                               2003        1.000           1.144                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (1/00)..........................................   2005        1.190           1.204                  --
                                                               2004        1.124           1.190                  --
                                                               2003        1.000           1.124                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.138           1.196                  --
                                                               2004        1.075           1.138                  --
                                                               2003        1.000           1.075                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/02)...................................................   2005        1.245           1.366                  --
                                                               2004        1.116           1.245                  --
                                                               2003        1.000           1.116                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Global Technology Portfolio -- Service Shares (3/02).....   2005        1.177           1.282                  --
                                                               2004        1.198           1.177                  --
                                                               2003        1.000           1.198                  --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        1.164           1.201                  --
                                                               2004        1.140           1.164                  --
                                                               2003        1.000           1.140                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.315           1.336             212,912
                                                               2004        1.172           1.315                  --
                                                               2003        1.000           1.172                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.253           1.264             394,021
                                                               2004        1.139           1.253              23,251
                                                               2003        1.000           1.139                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.399           1.479             780,376
                                                               2004        1.155           1.399              29,210
                                                               2003        1.000           1.155                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.067           1.102              19,841
                                                               2004        1.000           1.067                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.111           1.108             971,586
                                                               2004        1.045           1.111              87,192
                                                               2003        1.000           1.045                  --

   Total Return Portfolio -- Administrative Class (2/02)....   2005        1.048           1.049           2,187,620
                                                               2004        1.023           1.048              92,831
                                                               2003        1.000           1.023                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (1/00)...................................................   2005        1.182           1.238                  --
                                                               2004        1.125           1.182                  --
                                                               2003        1.000           1.125                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/02)...................................................   2005        1.338           1.467                  --
                                                               2004        1.179           1.338                  --
                                                               2003        1.000           1.179                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/02)...................................................   2005        1.523           1.592             237,163
                                                               2004        1.235           1.523                  --
                                                               2003        1.000           1.235                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2005        1.236           1.257                  --
                                                               2004        1.169           1.236                  --
                                                               2003        1.000           1.169                  --

   Investors Fund -- Class I (2/02).........................   2005        1.235           1.285              45,577
                                                               2004        1.146           1.235                  --
                                                               2003        1.000           1.146                  --

   Large Cap Growth Fund -- Class I (8/02)..................   2005        1.140           1.172                  --
                                                               2004        1.161           1.140                  --
                                                               2003        1.000           1.161                  --

   Small Cap Growth Fund -- Class I (5/02)..................   2005        1.389           1.423              24,636
                                                               2004        1.235           1.389               4,834
                                                               2003        1.000           1.235                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)................   2005        1.181           1.255              49,939
                                                               2004        1.135           1.181               9,847
                                                               2003        1.000           1.135                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Convertible Securities Portfolio (3/02).....................   2005        1.144           1.122                  --
                                                               2004        1.102           1.144                  --
                                                               2003        1.000           1.102                  --

Disciplined Mid Cap Stock Portfolio (3/02)..................   2005        1.332           1.463               4,321
                                                               2004        1.171           1.332                  --
                                                               2003        1.000           1.171                  --

Equity Income Portfolio (5/02)..............................   2005        1.214           1.239             623,080
                                                               2004        1.131           1.214              38,632
                                                               2003        1.000           1.131                  --

Federated High Yield Portfolio (3/02).......................   2005        1.175           1.177              10,587
                                                               2004        1.090           1.175                  --
                                                               2003        1.000           1.090                  --

Federated Stock Portfolio (3/02)............................   2005        1.236           1.272                  --
                                                               2004        1.145           1.236                  --
                                                               2003        1.000           1.145                  --

Large Cap Portfolio (6/02)..................................   2005        1.168           1.240              60,974
                                                               2004        1.122           1.168                  --
                                                               2003        1.000           1.122                  --

Managed Allocation Series: Aggressive Portfolio (5/05)......   2005        1.000           1.104             295,809

Managed Allocation Series: Conservative Portfolio (7/05)....   2005        1.006           1.016              31,450

Managed Allocation Series: Moderate Portfolio (6/05)........   2005        1.007           1.050             292,696

Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.083             132,397

Managed Allocation Series: Moderate-Conservative Portfolio
   (6/05)...................................................   2005        1.000           1.027                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Mercury Large Cap Core Portfolio (8/02).....................   2005        1.232           1.349              10,886
                                                               2004        1.088           1.232               6,671
                                                               2003        1.000           1.088                  --

MFS Emerging Growth Portfolio (8/02)........................   2005        1.216           1.178                  --
                                                               2004        1.104           1.216                  --
                                                               2003        1.000           1.104                  --

MFS Mid Cap Growth Portfolio (3/02).........................   2005        1.260           1.269              38,726
                                                               2004        1.131           1.260                  --
                                                               2003        1.000           1.131                  --

MFS Total Return Portfolio (2/02)...........................   2005        1.173           1.180           1,039,277
                                                               2004        1.077           1.173              63,089
                                                               2003        1.000           1.077                  --

MFS Value Portfolio (5/04)..................................   2005        1.115           1.160             365,164
                                                               2004        1.000           1.115                  --

Mondrian International Stock Portfolio (3/02)...............   2005        1.308           1.400             248,371
                                                               2004        1.157           1.308               2,184
                                                               2003        1.000           1.157                  --

Pioneer Fund Portfolio (5/03)...............................   2005        1.222           1.265             121,433
                                                               2004        1.126           1.222                  --
                                                               2003        1.000           1.126                  --

Pioneer Mid Cap Value Portfolio (7/05)......................   2005        1.036           1.035               3,792

Pioneer Strategic Income Portfolio (5/04)...................   2005        1.089           1.102             897,033
                                                               2004        1.000           1.089               8,613

Strategic Equity Portfolio (4/02)...........................   2005        1.201           1.197              26,075
                                                               2004        1.115           1.201                  --
                                                               2003        1.000           1.115                  --

Style Focus Series: Small Cap Growth Portfolio (6/05).......   2005        1.026           1.110              18,294

Style Focus Series: Small Cap Value Portfolio (5/05)........   2005        1.000           1.106              23,495

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Travelers Quality Bond Portfolio (3/02)..................   2005        1.032           1.025              16,551
                                                               2004        1.023           1.032                  --
                                                               2003        1.000           1.023                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.046           1.066              15,246
                                                               2004        1.000           1.046                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.985           0.985             488,307
                                                               2004        0.997           0.985             103,512
                                                               2003        1.000           0.997                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.076           1.098                  --
                                                               2004        1.000           1.076                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.302           1.324              39,244
                                                               2004        1.135           1.302                  --
                                                               2003        1.000           1.135                  --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        1.147           1.209                  --
                                                               2004        1.131           1.147                  --
                                                               2003        1.000           1.131                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.282           1.461              54,995
                                                               2004        1.140           1.282               1,554
                                                               2003        1.000           1.140                  --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/02).................................................   2005        1.092           1.288                  --
                                                               2004        1.104           1.092                  --
                                                               2003        1.000           1.104                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.457           1.680             916,237
                                                               2004        1.197           1.457               7,282
                                                               2003        1.000           1.197                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.377           1.588                  --
                                                               2004        1.180           1.377                  --
                                                               2003        0.968           1.180                  --
                                                               2002        1.000           0.968                  --

   High Yield Bond Trust (5/04).............................   2005        1.062           1.050               4,730
                                                               2004        1.000           1.062                  --

   Managed Assets Trust (5/04)..............................   2005        1.071           1.085                  --
                                                               2004        1.000           1.071                  --

   Money Market Portfolio (3/02)............................   2005        0.969           0.973               6,880
                                                               2004        0.983           0.969                  --
                                                               2003        0.999           0.983                  --
                                                               2002        1.000           0.999                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2005        1.213           1.251                  --
                                                               2004        1.175           1.213                  --
                                                               2003        0.963           1.175                  --
                                                               2002        1.000           0.963                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/02)...................................................   2005        1.206           1.352                  --
                                                               2004        1.141           1.206                  --
                                                               2003        0.947           1.141                  --
                                                               2002        1.000           0.947                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.439           1.602             138,235
                                                               2004        1.299           1.439             117,326
                                                               2003        0.984           1.299              27,500
                                                               2002        1.000           0.984                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.408           1.596             400,790
                                                               2004        1.282           1.408             310,557
                                                               2003        0.960           1.282              18,290
                                                               2002        1.000           0.960                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.352           1.396             698,656
                                                               2004        1.255           1.352             519,464
                                                               2003        0.971           1.255              98,877
                                                               2002        1.000           0.971                  --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (3/02)....   2005        1.669           2.084                  --
                                                               2004        1.369           1.669                  --
                                                               2003        0.982           1.369                  --
                                                               2002        1.000           0.982                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.685           1.763              16,074
                                                               2004        1.314           1.685              15,026
                                                               2003        1.005           1.314                  --
                                                               2002        1.000           1.005                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        1.177           1.198                  --
                                                               2004        1.148           1.177                  --
                                                               2003        0.971           1.148                  --
                                                               2002        1.000           0.971                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.363           1.407              24,432
                                                               2004        1.254           1.363              13,054
                                                               2003        0.976           1.254                  --
                                                               2002        1.000           0.976                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.196           1.286             121,502
                                                               2004        1.073           1.196              81,602
                                                               2003        1.000           1.073                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.194           1.283              50,696
                                                               2004        1.066           1.194              23,600
                                                               2003        1.000           1.066                  --

Franklin Templeton Variable Insurance Products Trust
  Mutual Shares Securities Fund -- Class 2 Shares (5/02)....   2005        1.334           1.440             109,818
                                                               2004        1.214           1.334              66,367
                                                               2003        0.994           1.214                  --
                                                               2002        1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.750           2.176              77,549
                                                               2004        1.438           1.750              48,873
                                                               2003        1.000           1.438               3,951

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.475           1.586             319,848
                                                               2004        1.275           1.475             261,521
                                                               2003        0.988           1.275              22,009
                                                               2002        1.000           0.988                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (8/02)...................................................   2005        1.425           1.514              34,123
                                                               2004        1.259           1.425              18,185
                                                               2003        0.976           1.259                  --
                                                               2002        1.000           0.976                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/02).........   2005        1.296           1.319              57,517
                                                               2004        1.205           1.296              56,683
                                                               2003        0.967           1.205               4,400
                                                               2002        1.000           0.967                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (1/00)....................................   2005        1.381           1.481                  --
                                                               2004        1.298           1.381                  --
                                                               2003        0.949           1.298                  --
                                                               2002        1.000           0.949                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (1/00)..........................................   2005        1.299           1.314                  --
                                                               2004        1.228           1.299                  --
                                                               2003        0.967           1.228                  --
                                                               2002        1.000           0.967                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.166           1.225                  --
                                                               2004        1.103           1.166                  --
                                                               2003        0.994           1.103                  --
                                                               2002        1.000           0.994                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/02)...................................................   2005        1.356           1.487                  --
                                                               2004        1.217           1.356                  --
                                                               2003        0.988           1.217                  --
                                                               2002        1.000           0.988                  --

   Global Technology Portfolio -- Service Shares (3/02).....   2005        1.324           1.442                  --
                                                               2004        1.350           1.324                  --
                                                               2003        0.944           1.350                  --
                                                               2002        1.000           0.944                  --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        1.206           1.242                  --
                                                               2004        1.182           1.206                  --
                                                               2003        0.980           1.182                  --
                                                               2002        1.000           0.980                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.487           1.509             117,932
                                                               2004        1.326           1.487             115,028
                                                               2003        1.000           1.326              16,913

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.358           1.369              72,341
                                                               2004        1.236           1.358              45,415
                                                               2003        1.000           1.236                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.514           1.599             143,324
                                                               2004        1.251           1.514              85,876
                                                               2003        1.000           1.251              33,139

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.066           1.100              12,321
                                                               2004        1.000           1.066               6,275

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.106           1.102              90,023
                                                               2004        1.041           1.106              76,552
                                                               2003        1.000           1.041               4,873

   Total Return Portfolio -- Administrative Class (2/02)....   2005        1.061           1.061             438,654
                                                               2004        1.037           1.061             341,573
                                                               2003        1.012           1.037              37,287
                                                               2002        1.000           1.012                  --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (1/00)...................................................   2005        1.295           1.356                  --
                                                               2004        1.234           1.295                  --
                                                               2003        0.958           1.234                  --
                                                               2002        1.000           0.958                  --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/02)...................................................   2005        1.414           1.548                  --
                                                               2004        1.247           1.414                  --
                                                               2003        0.994           1.247                  --
                                                               2002        1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/02)...................................................   2005        1.756           1.835                  --
                                                               2004        1.426           1.756                  --
                                                               2003        0.977           1.426                  --
                                                               2002        1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2005        1.376           1.397              44,222
                                                               2004        1.302           1.376              56,429
                                                               2003        0.960           1.302                  --
                                                               2002        1.000           0.960                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Investors Fund -- Class I (2/02).........................   2005        1.333           1.386              19,317
                                                               2004        1.238           1.333              14,772
                                                               2003        0.958           1.238                  --
                                                               2002        1.000           0.958                  --

   Large Cap Growth Fund -- Class I (8/02)..................   2005        1.329           1.364                  --
                                                               2004        1.355           1.329                  --
                                                               2003        0.961           1.355                  --
                                                               2002        1.000           0.961                  --

   Small Cap Growth Fund -- Class I (5/02)..................   2005        1.583           1.620               5,170
                                                               2004        1.409           1.583              10,091
                                                               2003        0.969           1.409                  --
                                                               2002        1.000           0.969                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)................   2005        1.268           1.345              11,612
                                                               2004        1.220           1.268                  --
                                                               2003        0.967           1.220                  --
                                                               2002        1.000           0.967                  --

   Convertible Securities Portfolio (3/02)..................   2005        1.272           1.246              25,974
                                                               2004        1.226           1.272              17,936
                                                               2003        0.995           1.226                  --
                                                               2002        1.000           0.995                  --

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2005        1.449           1.589                  --
                                                               2004        1.275           1.449                  --
                                                               2003        0.977           1.275                  --
                                                               2002        1.000           0.977                  --

   Equity Income Portfolio (5/02)...........................   2005        1.315           1.341              66,824
                                                               2004        1.226           1.315              50,384
                                                               2003        0.958           1.226               4,325
                                                               2002        1.000           0.958                  --

   Federated High Yield Portfolio (3/02)....................   2005        1.291           1.292               7,619
                                                               2004        1.198           1.291               1,188
                                                               2003        1.003           1.198                  --
                                                               2002        1.000           1.003                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Federated Stock Portfolio (3/02)............................   2005        1.313           1.350               4,395
                                                               2004        1.217           1.313               4,395
                                                               2003        0.977           1.217                  --
                                                               2002        1.000           0.977                  --

Large Cap Portfolio (6/02)..................................   2005        1.222           1.296                  --
                                                               2004        1.176           1.222                  --
                                                               2003        0.966           1.176                  --
                                                               2002        1.000           0.966                  --

Managed Allocation Series: Aggressive Portfolio (5/05)......   2005        1.000           1.104                  --

Managed Allocation Series: Conservative Portfolio (7/05)....   2005        1.006           1.015                  --

Managed Allocation Series: Moderate Portfolio (6/05)........   2005        1.007           1.049                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.082                  --

Managed Allocation Series: Moderate-Conservative Portfolio
   (6/05)...................................................   2005        1.000           1.027                  --

Mercury Large Cap Core Portfolio (8/02).....................   2005        1.301           1.422               3,795
                                                               2004        1.150           1.301               3,795
                                                               2003        0.973           1.150                  --
                                                               2002        1.000           0.973                  --

MFS Emerging Growth Portfolio (8/02)........................   2005        1.346           1.304                  --
                                                               2004        1.223           1.346              38,397
                                                               2003        0.971           1.223                  --
                                                               2002        1.000           0.971                  --

MFS Mid Cap Growth Portfolio (3/02).........................   2005        1.450           1.458              58,156
                                                               2004        1.302           1.450              11,068
                                                               2003        0.974           1.302                  --
                                                               2002        1.000           0.974                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
 MFS Total Return Portfolio (2/02)..........................   2005        1.219           1.225             446,074
                                                               2004        1.121           1.219             351,659
                                                               2003        0.986           1.121               4,696
                                                               2002        1.000           0.986                  --

 MFS Value Portfolio (5/04).................................   2005        1.114           1.158              23,589
                                                               2004        1.000           1.114               5,161

 Mondrian International Stock Portfolio (3/02)..............   2005        1.419           1.516              70,701
                                                               2004        1.256           1.419              51,990
                                                               2003        1.001           1.256               4,334
                                                               2002        1.000           1.001                  --

 Pioneer Fund Portfolio (5/03)..............................   2005        1.310           1.355              49,236
                                                               2004        1.208           1.310              50,441
                                                               2003        1.000           1.208                  --

 Pioneer Mid Cap Value Portfolio (7/05).....................   2005        1.035           1.034                  --

 Pioneer Strategic Income Portfolio (5/04)..................   2005        1.088           1.101              78,141
                                                               2004        1.000           1.088              67,513

 Strategic Equity Portfolio (4/02)..........................   2005        1.348           1.343                  --
                                                               2004        1.254           1.348                  --
                                                               2003        0.969           1.254                  --
                                                               2002        1.000           0.969                  --

 Style Focus Series: Small Cap Growth Portfolio (6/05)......   2005        1.026           1.109                  --

 Style Focus Series: Small Cap Value Portfolio (5/05).......   2005        1.000           1.105                  --

 Travelers Quality Bond Portfolio (3/02)....................   2005        1.067           1.058              56,851
                                                               2004        1.058           1.067              30,261
                                                               2003        1.014           1.058                  --
                                                               2002        1.000           1.014                  --

 U.S. Government Securities Portfolio (5/04)................   2005        1.045           1.064              49,859
                                                               2004        1.000           1.045              26,273

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.983           0.982              71,556
                                                               2004        0.996           0.983              27,260
                                                               2003        1.000           0.996                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.076           1.096                  --
                                                               2004        1.000           1.076                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.425           1.447              10,848
                                                               2004        1.243           1.425              10,848
                                                               2003        0.974           1.243                  --
                                                               2002        1.000           0.974                  --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        1.200           1.263                  --
                                                               2004        1.185           1.200                  --
                                                               2003        0.966           1.185                  --
                                                               2002        1.000           0.966                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.393           1.585              27,905
                                                               2004        1.239           1.393              13,101
                                                               2003        0.991           1.239                  --
                                                               2002        1.000           0.991                  --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/02).................................................   2005        1.148           1.352                  --
                                                               2004        1.162           1.148                  --
                                                               2003        0.953           1.162                  --
                                                               2002        1.000           0.953                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.618           1.864              87,770
                                                               2004        1.330           1.618              55,163
                                                               2003        0.986           1.330                  --
                                                               2002        1.000           0.986                  --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio and is no longer available as a funding option.

On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio- Class B is no longer available to new contract owners.

Federated Stock Portfolio is no longer available to new contract owners.

Fidelity VIP Dynamic Capital Appreciation Portfolio -- Service Class 2 is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Janus Aspen Series Balanced Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Series Global Life Sciences Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Series Worldwide Growth Portfolio -- Service Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Van Kampen LIT Enterprise Portfolio -- Class II Shares is no longer available to new contract owners.

                              PORTFOLIO ARCHITECT L

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.117           1.297              69,464
                                                               2004        0.952           1.117              10,285
                                                               2003        0.777           0.952               5,296
                                                               2002        1.000           0.777               6,000

   High Yield Bond Trust (5/04).............................   2005        1.067           1.061                 706
                                                               2004        1.000           1.067              37,259

   Managed Assets Trust (5/04)..............................   2005        1.075           1.096                  --
                                                               2004        1.000           1.075                  --

   Money Market Portfolio (3/02)............................   2005        0.977           0.987             697,307
                                                               2004        0.986           0.977             810,036
                                                               2003        0.996           0.986             146,533
                                                               2002        1.000           0.996             503,034

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.034           1.166              95,999
                                                               2004        0.973           1.034              75,694
                                                               2003        0.803           0.973              40,191
                                                               2002        1.183           0.803               4,743
                                                               2001        1.000           1.183                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.473           1.649           1,392,866
                                                               2004        1.322           1.473             689,281
                                                               2003        0.995           1.322             338,279
                                                               2002        1.188           0.995             108,035
                                                               2001        1.000           1.188                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.362           1.553           5,108,335
                                                               2004        1.233           1.362           3,022,506
                                                               2003        0.918           1.233           1,910,413
                                                               2002        1.238           0.918             519,111
                                                               2001        1.000           1.238               5,663

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.291           1.341           5,384,780
                                                               2004        1.191           1.291           3,748,375
                                                               2003        0.916           1.191           2,541,469
                                                               2002        1.143           0.916             825,826
                                                               2001        1.000           1.143               6,095

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.618           1.703             444,721
                                                               2004        1.255           1.618             282,289
                                                               2003        0.953           1.255             261,390
                                                               2002        1.000           0.953             110,495

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        0.981           1.005             136,376
                                                               2004        0.951           0.981             157,298
                                                               2003        0.799           0.951             147,390
                                                               2002        1.000           0.799              27,841

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.063           1.104              72,545
                                                               2004        0.972           1.063              68,322
                                                               2003        0.752           0.972              47,049
                                                               2002        1.000           0.752              13,673

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.204           1.302             230,497
                                                               2004        1.074           1.204              45,466
                                                               2003        1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.202           1.299             372,761
                                                               2004        1.067           1.202              73,290
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.144           1.242           1,920,497
                                                               2004        1.035           1.144             911,365

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Mutual Shares Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.842           1.035             482,403
                                                               2002        1.000           0.842             112,568

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.767           2.211             453,826
                                                               2004        1.444           1.767              74,045
                                                               2003        1.000           1.444               6,032

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.369           1.481           1,323,471
                                                               2004        1.177           1.369             672,403
                                                               2003        0.907           1.177             254,384
                                                               2002        1.134           0.907             136,180
                                                               2001        1.000           1.134                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.166           1.246             699,854
                                                               2004        1.024           1.166             204,395
                                                               2003        0.789           1.024              96,803
                                                               2002        1.000           0.789              58,188

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.180           1.208           2,001,890
                                                               2004        1.091           1.180           1,576,990
                                                               2003        0.870           1.091           1,068,257
                                                               2002        1.141           0.870             208,514
                                                               2001        1.000           1.141                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.113           1.200              12,355
                                                               2004        1.039           1.113              12,359
                                                               2003        0.755           1.039               9,531
                                                               2002        1.000           0.755                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.085           1.103             110,014
                                                               2004        1.019           1.085             115,405
                                                               2003        0.798           1.019             118,746
                                                               2002        1.000           0.798                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.082           1.144             785,415
                                                               2004        1.018           1.082           1,043,236
                                                               2003        0.912           1.018             936,861
                                                               2002        1.000           0.912              75,931

   Global Life Sciences Portfolio -- Service Shares
   (3/02)...................................................   2005        1.020           1.125              12,486
                                                               2004        0.910           1.020              12,839
                                                               2003        0.734           0.910              10,786
                                                               2002        1.000           0.734               1,969

   Global Technology Portfolio -- Service Shares (3/02).....   2005        0.885           0.970              35,248
                                                               2004        0.897           0.885              26,300
                                                               2003        0.624           0.897              73,480
                                                               2002        1.000           0.624              73,481

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        0.921           0.955              30,274
                                                               2004        0.898           0.921              33,578
                                                               2003        0.739           0.898              12,190
                                                               2002        1.000           0.739               3,000

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.502           1.534             386,440
                                                               2004        1.332           1.502             112,428
                                                               2003        1.000           1.332             101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.372           1.391             516,959
                                                               2004        1.241           1.372             439,996
                                                               2003        1.000           1.241               9,795

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.529           1.625             891,248
                                                               2004        1.256           1.529             337,639
                                                               2003        1.000           1.256             171,217

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.071           1.111               4,459
                                                               2004        1.000           1.071               4,344

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.117           1.119           2,555,183
                                                               2004        1.045           1.117             974,468
                                                               2003        1.000           1.045             233,173

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.140           1.146          12,289,203
                                                               2004        1.107           1.140          11,093,565
                                                               2003        1.074           1.107          10,441,947
                                                               2002        1.003           1.074           3,411,930
                                                               2001        1.000           1.003                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.323           1.458             188,294
                                                               2004        1.160           1.323             191,672
                                                               2003        0.919           1.160             186,378
                                                               2002        1.138           0.919              63,610
                                                               2001        1.000           1.138                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.783           1.874             418,626
                                                               2004        1.439           1.783             396,956
                                                               2003        0.980           1.439             376,864
                                                               2002        1.221           0.980             182,271
                                                               2001        1.000           1.221                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.204           1.229           1,548,293
                                                               2004        1.132           1.204           1,643,520
                                                               2003        0.829           1.132           1,213,718
                                                               2002        1.127           0.829             482,311
                                                               2001        1.000           1.127               6,229

   Investors Fund -- Class I (1/01).........................   2005        1.205           1.261           1,014,142
                                                               2004        1.112           1.205           1,069,597
                                                               2003        0.856           1.112             738,841
                                                               2002        1.134           0.856             316,814
                                                               2001        1.000           1.134                  --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.117           1.154              38,363
                                                               2004        1.132           1.117              38,402

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Large Cap Growth Fund -- Class I  (continued)............   2003        0.798           1.132              31,304
                                                               2002        1.000           0.798              15,441

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.329           1.369             467,037
                                                               2004        1.176           1.329             436,895
                                                               2003        0.805           1.176             267,896
                                                               2002        1.255           0.805              20,161
                                                               2001        1.000           1.255                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.196           1.277             190,318
                                                               2004        1.144           1.196             375,673
                                                               2003        0.901           1.144             277,176
                                                               2002        1.206           0.901              89,349
                                                               2001        1.000           1.206                  --

   Convertible Securities Portfolio (3/02)..................   2005        1.211           1.193             874,457
                                                               2004        1.160           1.211           1,867,255
                                                               2003        0.936           1.160           1,506,911
                                                               2002        1.000           0.936              71,159

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2005        1.191           1.314             145,447
                                                               2004        1.042           1.191             154,508
                                                               2003        0.793           1.042              85,024
                                                               2002        1.000           0.793              12,568

   Equity Income Portfolio (10/00)..........................   2005        1.326           1.360           2,433,988
                                                               2004        1.229           1.326           2,231,165
                                                               2003        0.955           1.229           1,497,940
                                                               2002        1.130           0.955             132,792
                                                               2001        1.000           1.130                  --

   Federated High Yield Portfolio (3/02)....................   2005        1.291           1.300             144,173
                                                               2004        1.191           1.291             148,509
                                                               2003        0.991           1.191             117,943
                                                               2002        1.000           0.991              35,619

   Federated Stock Portfolio (3/02).........................   2005        1.064           1.100             143,924
                                                               2004        0.980           1.064             186,769
                                                               2003        0.782           0.980             159,882
                                                               2002        1.000           0.782              39,368

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Large Cap Portfolio (6/00)..................................   2005        1.103           1.177             305,074
                                                               2004        1.055           1.103             587,004
                                                               2003        0.862           1.055             525,495
                                                               2002        1.138           0.862              71,115
                                                               2001        1.000           1.138                  --

Managed Allocation Series: Aggressive Portfolio (5/05)......   2005        1.000           1.108               4,537

Managed Allocation Series: Conservative Portfolio (7/05)....   2005        1.007           1.019              25,289

Managed Allocation Series: Moderate Portfolio (6/05)........   2005        1.008           1.053              49,057

Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.086              44,275

Managed Allocation Series: Moderate-Conservative Portfolio
   (6/05)...................................................   2005        1.000           1.030               4,434

Mercury Large Cap Core Portfolio (6/00).....................   2005        1.145           1.259             382,840
                                                               2004        1.006           1.145             528,392
                                                               2003        0.846           1.006             438,531
                                                               2002        1.151           0.846              27,272
                                                               2001        1.000           1.151                  --

MFS Emerging Growth Portfolio (2/00)........................   2005        1.104           1.070                  --
                                                               2004        0.997           1.104             180,941
                                                               2003        0.787           0.997             112,048
                                                               2002        1.219           0.787              33,294
                                                               2001        1.000           1.219                  --

MFS Mid Cap Growth Portfolio (3/02).........................   2005        0.827           0.837             363,071
                                                               2004        0.738           0.827             197,288
                                                               2003        0.549           0.738              79,566
                                                               2002        1.000           0.549               6,056

MFS Total Return Portfolio (7/00)...........................   2005        1.258           1.271           5,187,440
                                                               2004        1.150           1.258           4,470,787
                                                               2003        1.005           1.150           3,403,681

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
MFS Total Return Portfolio  (continued)..................      2002        1.081           1.005             458,806
                                                               2001        1.000           1.081                  --

MFS Value Portfolio (5/04)...............................      2005        1.119           1.169             425,726
                                                               2004        1.000           1.119              22,370

Mondrian International Stock Portfolio (3/02)............      2005        1.209           1.300             476,199
                                                               2004        1.064           1.209             377,856
                                                               2003        0.843           1.064              45,040
                                                               2002        1.000           0.843               7,884

Pioneer Fund Portfolio (5/03)............................      2005        1.324           1.377             109,545
                                                               2004        1.213           1.324              68,258
                                                               2003        1.000           1.213              14,955

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.036           1.038               2,664

Pioneer Strategic Income Portfolio (5/04)................      2005        1.092           1.112           1,908,893
                                                               2004        1.000           1.092             828,053

Strategic Equity Portfolio (6/00)........................      2005        1.054           1.056             229,625
                                                               2004        0.974           1.054             192,976
                                                               2003        0.749           0.974             137,627
                                                               2002        1.148           0.749              83,170
                                                               2001        1.000           1.148                  --

Style Focus Series: Small Cap Growth Portfolio (6/05)....      2005        1.027           1.113               8,406

Style Focus Series: Small Cap Value Portfolio (5/05).....      2005        1.000           1.109              15,029

Travelers Quality Bond Portfolio (3/02)..................      2005        1.124           1.121             368,729
                                                               2004        1.108           1.124             426,060
                                                               2003        1.055           1.108             631,330
                                                               2002        1.000           1.055             157,635

U.S. Government Securities Portfolio (5/04)..............      2005        1.049           1.075                  --
                                                               2004        1.000           1.049                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.991           0.996             337,114
                                                               2004        0.998           0.991              90,836
                                                               2003        1.000           0.998               2,550

   Social Awareness Stock Portfolio (5/04)..................   2005        1.080           1.107                  --
                                                               2004        1.000           1.080                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.133           1.158             455,555
                                                               2004        0.983           1.133             360,935
                                                               2003        0.766           0.983             472,048
                                                               2002        1.000           0.766             182,669

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        0.909           0.963                  --
                                                               2004        0.893           0.909               2,000
                                                               2003        0.723           0.893               2,000
                                                               2002        1.000           0.723               2,000

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.233           1.412             507,515
                                                               2004        1.091           1.233             413,003
                                                               2003        0.867           1.091             328,539
                                                               2002        1.000           0.867             101,822

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/02).................................................   2005        1.053           1.247              26,031
                                                               2004        1.059           1.053              29,168
                                                               2003        0.863           1.059              13,751
                                                               2002        1.000           0.863               1,000

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.418           1.643           1,993,749
                                                               2004        1.159           1.418           1,597,208
                                                               2003        0.854           1.159           1,203,368
                                                               2002        1.000           0.854             289,347

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.391           1.612                  --
                                                               2004        1.186           1.391                  --
                                                               2003        0.968           1.186                  --
                                                               2002        1.000           0.968                  --

   High Yield Bond Trust (5/04).............................   2005        1.066           1.059                  --
                                                               2004        1.000           1.066                  --

   Managed Assets Trust (5/04)..............................   2005        1.074           1.094                  --
                                                               2004        1.000           1.074                  --

   Money Market Portfolio (3/02)............................   2005        0.979           0.987                  --
                                                               2004        0.988           0.979                  --
                                                               2003        1.000           0.988                  --
                                                               2002        1.000           1.000                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.218           1.372                  --
                                                               2004        1.147           1.218                  --
                                                               2003        0.948           1.147                  --
                                                               2002        1.000           0.948                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.454           1.626                  --
                                                               2004        1.306           1.454                  --
                                                               2003        0.984           1.306                  --
                                                               2002        1.000           0.984                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.422           1.620               7,510
                                                               2004        1.289           1.422                  --
                                                               2003        0.961           1.289                  --
                                                               2002        1.000           0.961                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.365           1.417                  --
                                                               2004        1.261           1.365                  --
                                                               2003        0.971           1.261                  --
                                                               2002        1.000           0.971                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.702           1.789              10,218
                                                               2004        1.321           1.702                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Delaware VIP REIT Series -- Standard Class (continued)...   2003        1.005           1.321                  --
                                                               2002        1.000           1.005                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        1.189           1.217              19,911
                                                               2004        1.154           1.189                  --
                                                               2003        0.971           1.154                  --
                                                               2002        1.000           0.971                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.377           1.429                  --
                                                               2004        1.261           1.377                  --
                                                               2003        0.976           1.261                  --
                                                               2002        1.000           0.976                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.203           1.299                  --
                                                               2004        1.074           1.203                  --
                                                               2003        1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.297                  --
                                                               2004        1.067           1.201                  --
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.348           1.462              24,185
                                                               2004        1.220           1.348                  --
                                                               2003        0.994           1.220                  --
                                                               2002        1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.764           2.205               5,475
                                                               2004        1.443           1.764                  --
                                                               2003        1.000           1.443                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.490           1.610                  --
                                                               2004        1.282           1.490                  --
                                                               2003        0.989           1.282                  --
                                                               2002        1.000           0.989                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.440           1.537               6,845
                                                               2004        1.265           1.440                  --
                                                               2003        0.976           1.265                  --
                                                               2002        1.000           0.976                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.310           1.339               8,273
                                                               2004        1.211           1.310                  --
                                                               2003        0.967           1.211                  --
                                                               2002        1.000           0.967                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.396           1.504                  --
                                                               2004        1.304           1.396                  --
                                                               2003        0.949           1.304                  --
                                                               2002        1.000           0.949                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.312           1.334                  --
                                                               2004        1.235           1.312                  --
                                                               2003        0.967           1.235                  --
                                                               2002        1.000           0.967                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.178           1.243                  --
                                                               2004        1.109           1.178                  --
                                                               2003        0.994           1.109                  --
                                                               2002        1.000           0.994                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/02)...................................................   2005        1.370           1.510                  --
                                                               2004        1.223           1.370                  --
                                                               2003        0.988           1.223                  --
                                                               2002        1.000           0.988                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Global Technology Portfolio -- Service Shares (3/02).....   2005        1.338           1.464                  --
                                                               2004        1.357           1.338                  --
                                                               2003        0.944           1.357                  --
                                                               2002        1.000           0.944                  --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        1.218           1.261                  --
                                                               2004        1.188           1.218                  --
                                                               2003        0.980           1.188                  --
                                                               2002        1.000           0.980                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.500           1.529               6,970
                                                               2004        1.331           1.500                  --
                                                               2003        1.000           1.331                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.370           1.387                  --
                                                               2004        1.240           1.370                  --
                                                               2003        1.000           1.240                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.527           1.620                  --
                                                               2004        1.255           1.527                  --
                                                               2003        1.000           1.255                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.070           1.110                  --
                                                               2004        1.000           1.070                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.115           1.116                  --
                                                               2004        1.044           1.115                  --
                                                               2003        1.000           1.044                  --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.072           1.077               6,523
                                                               2004        1.042           1.072                  --
                                                               2003        1.012           1.042                  --
                                                               2002        1.000           1.012                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.428           1.572                  --
                                                               2004        1.253           1.428                  --
                                                               2003        0.994           1.253                  --
                                                               2002        1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.774           1.863              11,803
                                                               2004        1.433           1.774                  --
                                                               2003        0.977           1.433                  --
                                                               2002        1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.390           1.419                  --
                                                               2004        1.309           1.390                  --
                                                               2003        0.960           1.309                  --
                                                               2002        1.000           0.960                  --

   Investors Fund -- Class I (1/01).........................   2005        1.347           1.407                  --
                                                               2004        1.244           1.347                  --
                                                               2003        0.959           1.244                  --
                                                               2002        1.000           0.959                  --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.342           1.385                  --
                                                               2004        1.362           1.342                  --
                                                               2003        0.961           1.362                  --
                                                               2002        1.000           0.961                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.599           1.645              13,402
                                                               2004        1.416           1.599                  --
                                                               2003        0.970           1.416                  --
                                                               2002        1.000           0.970                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.281           1.366                  --
                                                               2004        1.226           1.281                  --
                                                               2003        0.967           1.226                  --
                                                               2002        1.000           0.967                  --

   Convertible Securities Portfolio (3/02)..................   2005        1.285           1.265               2,881
                                                               2004        1.233           1.285                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Convertible Securities Portfolio  (continued)............      2003        0.996           1.233                  --
                                                               2002        1.000           0.996                  --

Disciplined Mid Cap Stock Portfolio (3/02)...............      2005        1.464           1.614                  --
                                                               2004        1.282           1.464                  --
                                                               2003        0.977           1.282                  --
                                                               2002        1.000           0.977                  --

Equity Income Portfolio (10/00)..........................      2005        1.329           1.361                  --
                                                               2004        1.233           1.329                  --
                                                               2003        0.958           1.233                  --
                                                               2002        1.000           0.958                  --

Federated High Yield Portfolio (3/02)....................      2005        1.304           1.311                  --
                                                               2004        1.205           1.304                  --
                                                               2003        1.003           1.205                  --
                                                               2002        1.000           1.003                  --

Federated Stock Portfolio (3/02).........................      2005        1.327           1.370                  --
                                                               2004        1.224           1.327                  --
                                                               2003        0.978           1.224                  --
                                                               2002        1.000           0.978                  --

Large Cap Portfolio (6/00)...............................      2005        1.235           1.316                  --
                                                               2004        1.182           1.235                  --
                                                               2003        0.967           1.182                  --
                                                               2002        1.000           0.967                  --

Managed Allocation Series: Aggressive Portfolio (5/05)...      2005        1.000           1.107                  --

Managed Allocation Series: Conservative Portfolio
(7/05)...................................................      2005        1.007           1.018                  --

Managed Allocation Series: Moderate Portfolio (6/05).....      2005        1.008           1.052                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.000           1.085                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.029                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Mercury Large Cap Core Portfolio (6/00)..................      2005        1.314           1.444                  --
                                                               2004        1.156           1.314                  --
                                                               2003        0.973           1.156                  --
                                                               2002        1.000           0.973                  --

MFS Emerging Growth Portfolio (2/00).....................      2005        1.360           1.318                  --
                                                               2004        1.230           1.360                  --
                                                               2003        0.971           1.230                  --
                                                               2002        1.000           0.971                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.465           1.481               5,209
                                                               2004        1.309           1.465                  --
                                                               2003        0.974           1.309                  --
                                                               2002        1.000           0.974                  --

MFS Total Return Portfolio (7/00)........................      2005        1.231           1.243               2,888
                                                               2004        1.127           1.231                  --
                                                               2003        0.986           1.127                  --
                                                               2002        1.000           0.986                  --

MFS Value Portfolio (5/04)...............................      2005        1.118           1.167                  --
                                                               2004        1.000           1.118                  --

Mondrian International Stock Portfolio (3/02)............      2005        1.433           1.540              16,456
                                                               2004        1.263           1.433                  --
                                                               2003        1.001           1.263                  --
                                                               2002        1.000           1.001                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.321           1.373                  --
                                                               2004        1.212           1.321                  --
                                                               2003        1.000           1.212                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.036           1.037                  --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.092           1.110                  --
                                                               2004        1.000           1.092                  --

Strategic Equity Portfolio (6/00)........................      2005        1.362           1.363                  --
                                                               2004        1.260           1.362                  --
                                                               2003        0.969           1.260                  --
                                                               2002        1.000           0.969                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.113                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.108                  --

   Travelers Quality Bond Portfolio (3/02)..................   2005        1.078           1.074                  --
                                                               2004        1.064           1.078                  --
                                                               2003        1.014           1.064                  --
                                                               2002        1.000           1.014                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.049           1.073                  --
                                                               2004        1.000           1.049                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.990           0.994                  --
                                                               2004        0.998           0.990                  --
                                                               2003        1.000           0.998                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.079           1.105                  --
                                                               2004        1.000           1.079                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.439           1.470               7,459
                                                               2004        1.250           1.439                  --
                                                               2003        0.974           1.250                  --
                                                               2002        1.000           0.974                  --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        1.212           1.282                  --
                                                               2004        1.191           1.212                  --
                                                               2003        0.966           1.191                  --
                                                               2002        1.000           0.966                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.407           1.610              21,375
                                                               2004        1.246           1.407                  --
                                                               2003        0.991           1.246                  --
                                                               2002        1.000           0.991                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Dynamic Capital Appreciation Portfolio -- Service Class
2 (3/02).................................................      2005        1.160           1.373                  --
                                                               2004        1.168           1.160                  --
                                                               2003        0.953           1.168                  --
                                                               2002        1.000           0.953                  --

Mid Cap Portfolio -- Service Class 2 (3/02)..............      2005        1.635           1.892              12,281
                                                               2004        1.337           1.635                  --
                                                               2003        0.986           1.337                  --
                                                               2002        1.000           0.986                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.389           1.610                  --
                                                               2004        1.186           1.389                  --
                                                               2003        0.968           1.186                  --
                                                               2002        1.000           0.968                  --

   High Yield Bond Trust (5/04).............................   2005        1.066           1.058              18,869
                                                               2004        1.000           1.066                  --

   Managed Assets Trust (5/04)..............................   2005        1.074           1.093                  --
                                                               2004        1.000           1.074                  --

   Money Market Portfolio (3/02)............................   2005        0.978           0.986                  --
                                                               2004        0.987           0.978                  --
                                                               2003        1.000           0.987                  --
                                                               2002        1.000           1.000                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.217           1.370                  --
                                                               2004        1.146           1.217                  --
                                                               2003        0.948           1.146                  --
                                                               2002        1.000           0.948                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.452           1.624              63,624
                                                               2004        1.305           1.452              16,089
                                                               2003        0.984           1.305                  --
                                                               2002        1.000           0.984                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.420           1.618             258,891
                                                               2004        1.288           1.420              59,168
                                                               2003        0.961           1.288               2,719
                                                               2002        1.000           0.961                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.364           1.415             229,631
                                                               2004        1.261           1.364              71,798
                                                               2003        0.971           1.261              16,467
                                                               2002        1.000           0.971                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.701           1.787                 705
                                                               2004        1.321           1.701                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Delaware VIP REIT Series -- Standard Class (continued)...   2003        1.005           1.321                  --
                                                               2002        1.000           1.005                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        1.187           1.215                  --
                                                               2004        1.153           1.187                  --
                                                               2003        0.971           1.153                  --
                                                               2002        1.000           0.971                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.375           1.427               1,318
                                                               2004        1.260           1.375                  --
                                                               2003        0.976           1.260                  --
                                                               2002        1.000           0.976                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.202           1.298                  --
                                                               2004        1.074           1.202                  --
                                                               2003        1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.200           1.295              34,696
                                                               2004        1.067           1.200               9,982
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.347           1.459              76,699
                                                               2004        1.220           1.347              10,810
                                                               2003        0.994           1.220                  --
                                                               2002        1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.763           2.202              19,456
                                                               2004        1.442           1.763               1,778
                                                               2003        1.000           1.442                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.489           1.608              45,342
                                                               2004        1.281           1.489              29,054
                                                               2003        0.989           1.281              24,859
                                                               2002        1.000           0.989                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.438           1.535              17,765
                                                               2004        1.265           1.438               1,328
                                                               2003        0.976           1.265                  --
                                                               2002        1.000           0.976                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.308           1.337               3,148
                                                               2004        1.211           1.308               3,152
                                                               2003        0.967           1.211                  --
                                                               2002        1.000           0.967                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.394           1.502                  --
                                                               2004        1.304           1.394                  --
                                                               2003        0.949           1.304                  --
                                                               2002        1.000           0.949                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.311           1.332                  --
                                                               2004        1.234           1.311                  --
                                                               2003        0.967           1.234                  --
                                                               2002        1.000           0.967                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.176           1.242                  --
                                                               2004        1.108           1.176                  --
                                                               2003        0.994           1.108                  --
                                                               2002        1.000           0.994                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/02)...................................................   2005        1.369           1.507                  --
                                                               2004        1.223           1.369                  --
                                                               2003        0.988           1.223                  --
                                                               2002        1.000           0.988                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Global Technology Portfolio -- Service Shares (3/02).....   2005        1.337           1.462                  --
                                                               2004        1.356           1.337                  --
                                                               2003        0.944           1.356                  --
                                                               2002        1.000           0.944                  --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        1.217           1.259                  --
                                                               2004        1.188           1.217                  --
                                                               2003        0.980           1.188                  --
                                                               2002        1.000           0.980                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.498           1.527               9,646
                                                               2004        1.330           1.498               2,221
                                                               2003        1.000           1.330                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.369           1.385               4,107
                                                               2004        1.239           1.369                  --
                                                               2003        1.000           1.239                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.525           1.618              35,837
                                                               2004        1.255           1.525               6,621
                                                               2003        1.000           1.255                 574

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.070           1.109                  --
                                                               2004        1.000           1.070                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.114           1.115             151,970
                                                               2004        1.044           1.114              61,268
                                                               2003        1.000           1.044              29,542

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.071           1.076             174,968
                                                               2004        1.042           1.071              31,435
                                                               2003        1.012           1.042              14,239
                                                               2002        1.000           1.012                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.427           1.569                  --
                                                               2004        1.253           1.427                  --
                                                               2003        0.994           1.253                  --
                                                               2002        1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.773           1.860              14,298
                                                               2004        1.433           1.773                  --
                                                               2003        0.977           1.433                  --
                                                               2002        1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.389           1.417                  --
                                                               2004        1.308           1.389                  --
                                                               2003        0.960           1.308                  --
                                                               2002        1.000           0.960                  --

   Investors Fund -- Class I (1/01).........................   2005        1.345           1.405               1,091
                                                               2004        1.243           1.345                  --
                                                               2003        0.958           1.243                  --
                                                               2002        1.000           0.958                  --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.341           1.383                  --
                                                               2004        1.361           1.341                  --
                                                               2003        0.961           1.361                  --
                                                               2002        1.000           0.961                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.597           1.642               2,886
                                                               2004        1.415           1.597               1,205
                                                               2003        0.970           1.415                  --
                                                               2002        1.000           0.970                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.279           1.364                  --
                                                               2004        1.226           1.279                  --
                                                               2003        0.967           1.226                  --
                                                               2002        1.000           0.967                  --

   Convertible Securities Portfolio (3/02)..................   2005        1.284           1.263                  --
                                                               2004        1.232           1.284                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Convertible Securities Portfolio  (continued)............      2003        0.996           1.232                  --
                                                               2002        1.000           0.996                  --

Disciplined Mid Cap Stock Portfolio (3/02)...............      2005        1.462           1.611                  --
                                                               2004        1.281           1.462                  --
                                                               2003        0.977           1.281                  --
                                                               2002        1.000           0.977                  --

Equity Income Portfolio (10/00)..........................      2005        1.327           1.359                 938
                                                               2004        1.232           1.327                  --
                                                               2003        0.958           1.232                  --
                                                               2002        1.000           0.958                  --

Federated High Yield Portfolio (3/02)....................      2005        1.303           1.309               1,397
                                                               2004        1.204           1.303                  --
                                                               2003        1.003           1.204                  --
                                                               2002        1.000           1.003                  --

Federated Stock Portfolio (3/02).........................      2005        1.325           1.368                  --
                                                               2004        1.223           1.325                  --
                                                               2003        0.978           1.223                  --
                                                               2002        1.000           0.978                  --

Large Cap Portfolio (6/00)...............................      2005        1.233           1.314               3,521
                                                               2004        1.181           1.233               3,521
                                                               2003        0.967           1.181                 616
                                                               2002        1.000           0.967                  --

Managed Allocation Series: Aggressive Portfolio (5/05)...      2005        1.000           1.107              23,645

Managed Allocation Series: Conservative Portfolio
(7/05)...................................................      2005        1.007           1.018                  --

Managed Allocation Series: Moderate Portfolio (6/05).....      2005        1.008           1.052                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.000           1.085              11,903

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.029                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Mercury Large Cap Core Portfolio (6/00)..................      2005        1.313           1.442                  --
                                                               2004        1.156           1.313                  --
                                                               2003        0.973           1.156                  --
                                                               2002        1.000           0.973                  --

MFS Emerging Growth Portfolio (2/00).....................      2005        1.358           1.317                  --
                                                               2004        1.229           1.358               1,415
                                                               2003        0.971           1.229                  --
                                                               2002        1.000           0.971                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.463           1.478               3,169
                                                               2004        1.308           1.463                  --
                                                               2003        0.974           1.308                  --
                                                               2002        1.000           0.974                  --

MFS Total Return Portfolio (7/00)........................      2005        1.230           1.242              54,528
                                                               2004        1.126           1.230               3,680
                                                               2003        0.986           1.126                 635
                                                               2002        1.000           0.986                  --

MFS Value Portfolio (5/04)...............................      2005        1.118           1.166              27,311
                                                               2004        1.000           1.118                  --

Mondrian International Stock Portfolio (3/02)............      2005        1.432           1.537               8,336
                                                               2004        1.262           1.432                  --
                                                               2003        1.001           1.262                  --
                                                               2002        1.000           1.001                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.320           1.372                  --
                                                               2004        1.212           1.320                  --
                                                               2003        1.000           1.212                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.036           1.037                  --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.091           1.109              93,381
                                                               2004        1.000           1.091              34,210

Strategic Equity Portfolio (6/00)........................      2005        1.361           1.361                  --
                                                               2004        1.260           1.361                  --
                                                               2003        0.969           1.260                  --
                                                               2002        1.000           0.969                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.112                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.108                  --

   Travelers Quality Bond Portfolio (3/02)..................   2005        1.077           1.073              18,568
                                                               2004        1.063           1.077                  --
                                                               2003        1.014           1.063                  --
                                                               2002        1.000           1.014                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.048           1.072                  --
                                                               2004        1.000           1.048                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.989           0.993               2,511
                                                               2004        0.998           0.989               2,514
                                                               2003        1.000           0.998                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.079           1.104                  --
                                                               2004        1.000           1.079                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.438           1.467                  --
                                                               2004        1.249           1.438                  --
                                                               2003        0.974           1.249                  --
                                                               2002        1.000           0.974                  --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        1.211           1.280                  --
                                                               2004        1.190           1.211                  --
                                                               2003        0.966           1.190                  --
                                                               2002        1.000           0.966                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.406           1.607               1,225
                                                               2004        1.245           1.406                  --
                                                               2003        0.991           1.245                  --
                                                               2002        1.000           0.991                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Dynamic Capital Appreciation Portfolio -- Service Class
2 (3/02)....................................................   2005        1.159           1.371                  --
                                                               2004        1.167           1.159                  --
                                                               2003        0.953           1.167                  --
                                                               2002        1.000           0.953                  --

Mid Cap Portfolio -- Service Class 2 (3/02).................   2005        1.633           1.889              48,261
                                                               2004        1.336           1.633               8,965
                                                               2003        0.986           1.336                 536
                                                               2002        1.000           0.986                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.111           1.287                  --
                                                               2004        0.949           1.111                  --
                                                               2003        0.775           0.949                  --
                                                               2002        1.000           0.775                  --

   High Yield Bond Trust (5/04).............................   2005        1.065           1.057                  --
                                                               2004        1.000           1.065                  --

   Managed Assets Trust (5/04)..............................   2005        1.073           1.092                  --
                                                               2004        1.000           1.073                  --

   Money Market Portfolio (3/02)............................   2005        0.972           0.980                  --
                                                               2004        0.982           0.972                  --
                                                               2003        0.995           0.982                  --
                                                               2002        1.000           0.995                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.028           1.156               2,023
                                                               2004        0.968           1.028                  --
                                                               2003        0.801           0.968                  --
                                                               2002        1.182           0.801                  --
                                                               2001        1.000           1.182                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.463           1.635              92,526
                                                               2004        1.316           1.463              45,727
                                                               2003        0.993           1.316                  --
                                                               2002        1.187           0.993                  --
                                                               2001        1.000           1.187                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.353           1.540             339,051
                                                               2004        1.227           1.353             224,757
                                                               2003        0.916           1.227              13,689
                                                               2002        1.237           0.916                  --
                                                               2001        1.000           1.237                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.282           1.330             210,374
                                                               2004        1.186           1.282             141,724
                                                               2003        0.914           1.186              88,389
                                                               2002        1.143           0.914                  --
                                                               2001        1.000           1.143                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.609           1.690                  --
                                                               2004        1.250           1.609                  --
                                                               2003        0.952           1.250                  --
                                                               2002        1.000           0.952                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        0.975           0.997                  --
                                                               2004        0.948           0.975                  --
                                                               2003        0.798           0.948                  --
                                                               2002        1.000           0.798                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.057           1.096                  --
                                                               2004        0.969           1.057                  --
                                                               2003        0.751           0.969                  --
                                                               2002        1.000           0.751                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.297                  --
                                                               2004        1.074           1.201                  --
                                                               2003        1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.294               6,383
                                                               2004        1.067           1.199               1,538
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.138           1.233             113,725
                                                               2004        1.031           1.138              62,851
                                                               2003        0.841           1.031                  --
                                                               2002        1.000           0.841                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.761           2.199              34,370
                                                               2004        1.442           1.761              27,878
                                                               2003        1.000           1.442               4,181

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.361           1.469              98,761
                                                               2004        1.172           1.361              66,369
                                                               2003        0.904           1.172              10,166
                                                               2002        1.134           0.904                  --
                                                               2001        1.000           1.134                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.160           1.237               5,511
                                                               2004        1.020           1.160               1,140
                                                               2003        0.788           1.020                  --
                                                               2002        1.000           0.788                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.173           1.198              32,169
                                                               2004        1.086           1.173              24,381
                                                               2003        0.867           1.086                  --
                                                               2002        1.141           0.867                  --
                                                               2001        1.000           1.141                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.107           1.192                  --
                                                               2004        1.035           1.107                  --
                                                               2003        0.754           1.035                  --
                                                               2002        1.000           0.754                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.079           1.095                  --
                                                               2004        1.016           1.079                  --
                                                               2003        0.797           1.016                  --
                                                               2002        1.000           0.797                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.076           1.135                  --
                                                               2004        1.015           1.076                  --
                                                               2003        0.911           1.015                  --
                                                               2002        1.000           0.911                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/02)...................................................   2005        1.015           1.117                  --
                                                               2004        0.907           1.015                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Global Life Sciences Portfolio -- Service Shares
   (continued)..............................................   2003        0.733           0.907                  --
                                                               2002        1.000           0.733                  --

   Global Technology Portfolio -- Service Shares (3/02).....   2005        0.880           0.962                  --
                                                               2004        0.894           0.880                  --
                                                               2003        0.623           0.894                  --
                                                               2002        1.000           0.623                  --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        0.916           0.947                  --
                                                               2004        0.894           0.916                  --
                                                               2003        0.738           0.894                  --
                                                               2002        1.000           0.738                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.497           1.525              11,493
                                                               2004        1.330           1.497              11,540
                                                               2003        1.000           1.330                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.368           1.383              70,546
                                                               2004        1.239           1.368              69,261
                                                               2003        1.000           1.239              71,566

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.524           1.616              78,565
                                                               2004        1.254           1.524              66,625
                                                               2003        1.000           1.254              13,602

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.069           1.108                  --
                                                               2004        1.000           1.069                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.113           1.113             288,960
                                                               2004        1.043           1.113             171,050
                                                               2003        1.000           1.043              78,471

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.132           1.137             388,412
                                                               2004        1.102           1.132             164,259

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Total Return Portfolio -- Administrative Class
   (continued)..............................................   2003        1.071           1.102                  --
                                                               2002        1.002           1.071                  --
                                                               2001        1.000           1.002                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.315           1.445                  --
                                                               2004        1.155           1.315                  --
                                                               2003        0.917           1.155                  --
                                                               2002        1.137           0.917                  --
                                                               2001        1.000           1.137                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.771           1.858              34,614
                                                               2004        1.433           1.771              15,588
                                                               2003        0.977           1.433                  --
                                                               2002        1.220           0.977                  --
                                                               2001        1.000           1.220                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.196           1.219              30,618
                                                               2004        1.127           1.196               9,549
                                                               2003        0.827           1.127                  --
                                                               2002        1.127           0.827                  --
                                                               2001        1.000           1.127                  --

   Investors Fund -- Class I (1/01).........................   2005        1.197           1.250              18,740
                                                               2004        1.107           1.197               9,435
                                                               2003        0.854           1.107                  --
                                                               2002        1.133           0.854                  --
                                                               2001        1.000           1.133                  --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.111           1.145                  --
                                                               2004        1.128           1.111                  --
                                                               2003        0.797           1.128                  --
                                                               2002        1.000           0.797                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.320           1.357              57,267
                                                               2004        1.171           1.320              56,224
                                                               2003        0.802           1.171                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Small Cap Growth Fund -- Class I  (continued)............   2002        1.255           0.802                  --
                                                               2001        1.000           1.255                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.189           1.266                  --
                                                               2004        1.139           1.189                  --
                                                               2003        0.899           1.139                  --
                                                               2002        1.206           0.899                  --
                                                               2001        1.000           1.206                  --

   Convertible Securities Portfolio (3/02)..................   2005        1.204           1.184                  --
                                                               2004        1.156           1.204                  --
                                                               2003        0.935           1.156                  --
                                                               2002        1.000           0.935                  --

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2005        1.184           1.304                  --
                                                               2004        1.038           1.184                  --
                                                               2003        0.792           1.038                  --
                                                               2002        1.000           0.792                  --

   Equity Income Portfolio (10/00)..........................   2005        1.317           1.348              74,242
                                                               2004        1.224           1.317              52,584
                                                               2003        0.952           1.224              35,771
                                                               2002        1.129           0.952                  --
                                                               2001        1.000           1.129                  --

   Federated High Yield Portfolio (3/02)....................   2005        1.284           1.290               4,553
                                                               2004        1.187           1.284               4,376
                                                               2003        0.990           1.187                  --
                                                               2002        1.000           0.990                  --

   Federated Stock Portfolio (3/02).........................   2005        1.058           1.091                  --
                                                               2004        0.977           1.058                  --
                                                               2003        0.781           0.977                  --
                                                               2002        1.000           0.781                  --

   Large Cap Portfolio (6/00)...............................   2005        1.096           1.167                  --
                                                               2004        1.050           1.096                  --
                                                               2003        0.860           1.050                  --
                                                               2002        1.137           0.860                  --
                                                               2001        1.000           1.137                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Managed Allocation Series: Aggressive Portfolio (5/05)......   2005        1.000           1.107                  --

Managed Allocation Series: Conservative Portfolio (7/05)....   2005        1.007           1.018                  --

Managed Allocation Series: Moderate Portfolio (6/05)........   2005        1.008           1.052              14,308

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)......................................................   2005        1.000           1.085                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)............................................   2005        1.000           1.029                  --

Mercury Large Cap Core Portfolio (6/00).....................   2005        1.137           1.249              39,338
                                                               2004        1.002           1.137              33,831
                                                               2003        0.844           1.002                  --
                                                               2002        1.151           0.844                  --
                                                               2001        1.000           1.151                  --

MFS Emerging Growth Portfolio (2/00)........................   2005        1.096           1.063                  --
                                                               2004        0.993           1.096                  --
                                                               2003        0.785           0.993                  --
                                                               2002        1.218           0.785                  --
                                                               2001        1.000           1.218                  --

MFS Mid Cap Growth Portfolio (3/02).........................   2005        0.822           0.830              10,540
                                                               2004        0.736           0.822              10,388
                                                               2003        0.548           0.736                  --
                                                               2002        1.000           0.548                  --

MFS Total Return Portfolio (7/00)...........................   2005        1.250           1.261              80,510
                                                               2004        1.144           1.250              46,257
                                                               2003        1.002           1.144              74,835
                                                               2002        1.080           1.002                  --
                                                               2001        1.000           1.080                  --

MFS Value Portfolio (5/04)..................................   2005        1.117           1.165              19,960
                                                               2004        1.000           1.117               8,567

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Mondrian International Stock Portfolio (3/02)............   2005        1.202           1.290              47,848
                                                               2004        1.060           1.202              30,586
                                                               2003        0.842           1.060                  --
                                                               2002        1.000           0.842                  --

   Pioneer Fund Portfolio (5/03)............................   2005        1.319           1.370               2,908
                                                               2004        1.212           1.319               1,735
                                                               2003        1.000           1.212                  --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.037                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.091           1.108              52,692
                                                               2004        1.000           1.091              30,316

   Strategic Equity Portfolio (6/00)........................   2005        1.047           1.047                  --
                                                               2004        0.970           1.047                  --
                                                               2003        0.747           0.970                  --
                                                               2002        1.148           0.747                  --
                                                               2001        1.000           1.148                  --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.112                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.108                  --

   Travelers Quality Bond Portfolio (3/02)..................   2005        1.118           1.113                  --
                                                               2004        1.104           1.118                  --
                                                               2003        1.054           1.104                  --
                                                               2002        1.000           1.054                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.048           1.071                  --
                                                               2004        1.000           1.048                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.989           0.991              30,100
                                                               2004        0.997           0.989                  --
                                                               2003        1.000           0.997                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.078           1.103                  --
                                                               2004        1.000           1.078                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.127           1.149                  --
                                                               2004        0.979           1.127                  --
                                                               2003        0.764           0.979                  --
                                                               2002        1.000           0.764                  --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        0.904           0.956                  --
                                                               2004        0.889           0.904                  --
                                                               2003        0.722           0.889                  --
                                                               2002        1.000           0.722                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.226           1.402                  --
                                                               2004        1.087           1.226                  --
                                                               2003        0.865           1.087                  --
                                                               2002        1.000           0.865                  --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/02).................................................   2005        1.047           1.238                  --
                                                               2004        1.055           1.047                  --
                                                               2003        0.862           1.055                  --
                                                               2002        1.000           0.862                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.411           1.631              89,979
                                                               2004        1.155           1.411              46,989
                                                               2003        0.853           1.155                  --
                                                               2002        1.000           0.853                  --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.340           1.551                 159
                                                               2004        1.145           1.340                  --
                                                               2003        1.000           1.145                  --

   High Yield Bond Trust (5/04).............................   2005        1.065           1.057                  --
                                                               2004        1.000           1.065                  --

   Managed Assets Trust (5/04)..............................   2005        1.073           1.091                  --
                                                               2004        1.000           1.073                  --

   Money Market Portfolio (3/02)............................   2005        0.984           0.991                  --
                                                               2004        0.994           0.984                  --
                                                               2003        1.000           0.994                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.159           1.304                  --
                                                               2004        1.093           1.159                  --
                                                               2003        1.000           1.093                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.319           1.474              33,810
                                                               2004        1.187           1.319              20,425
                                                               2003        1.000           1.187                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.266           1.440             495,689
                                                               2004        1.149           1.266             102,273
                                                               2003        1.000           1.149                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.239           1.284             278,103
                                                               2004        1.147           1.239             107,765
                                                               2003        1.000           1.147                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.470           1.543               1,987
                                                               2004        1.143           1.470                  --
                                                               2003        1.000           1.143                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                                 BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                              YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------      ----    -------------   -------------    ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)......................................................   2005        1.144           1.169                  --
                                                                  2004        1.112           1.144                  --
                                                                  2003        1.000           1.112                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)...............................................   2005        1.252           1.297                  --
                                                                  2004        1.148           1.252                  --
                                                                  2003        1.000           1.148                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03).....................................................   2005        1.201           1.295               2,632
                                                                  2004        1.074           1.201                  --
                                                                  2003        1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03).....................................................   2005        1.199           1.293             118,685
                                                                  2004        1.067           1.199                  --
                                                                  2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)......   2005        1.232           1.334             156,547
                                                                  2004        1.117           1.232              32,618
                                                                  2003        1.000           1.117                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)...............................................   2005        1.542           1.924              26,812
                                                                  2004        1.263           1.542                  --
                                                                  2003        1.000           1.263                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)......................................................   2005        1.364           1.472             111,621
                                                                  2004        1.175           1.364              10,115
                                                                  2003        1.000           1.175                  --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)...   2005        1.319           1.406             121,975
                                                                  2004        1.161           1.319                  --
                                                                  2003        1.000           1.161                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.219           1.245              56,720
                                                               2004        1.130           1.219              54,008
                                                               2003        1.000           1.130                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.223           1.316                  --
                                                               2004        1.145           1.223                  --
                                                               2003        1.000           1.145                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.194           1.212                  --
                                                               2004        1.125           1.194                  --
                                                               2003        1.000           1.125                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.142           1.204                  --
                                                               2004        1.077           1.142                  --
                                                               2003        1.000           1.077                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/02)...................................................   2005        1.249           1.374                  --
                                                               2004        1.117           1.249                  --
                                                               2003        1.000           1.117                  --

   Global Technology Portfolio -- Service Shares (3/02).....   2005        1.181           1.290                  --
                                                               2004        1.199           1.181                  --
                                                               2003        1.000           1.199                  --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        1.168           1.208                  --
                                                               2004        1.141           1.168                  --
                                                               2003        1.000           1.141                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.320           1.344              44,697
                                                               2004        1.173           1.320               4,856
                                                               2003        1.000           1.173                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.258           1.272               5,316
                                                               2004        1.140           1.258                  --
                                                               2003        1.000           1.140                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.404           1.488              87,302
                                                               2004        1.156           1.404              16,199
                                                               2003        1.000           1.156                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.069           1.107                  --
                                                               2004        1.000           1.069                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.115           1.115             185,851
                                                               2004        1.046           1.115              10,245
                                                               2003        1.000           1.046                  --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.052           1.056             470,959
                                                               2004        1.024           1.052               4,979
                                                               2003        1.000           1.024                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.343           1.475                  --
                                                               2004        1.180           1.343                  --
                                                               2003        1.000           1.180                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.528           1.601                  --
                                                               2004        1.236           1.528                  --
                                                               2003        1.000           1.236                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.241           1.264                  --
                                                               2004        1.170           1.241                  --
                                                               2003        1.000           1.170                  --

   Investors Fund -- Class I (1/01).........................   2005        1.240           1.293               5,937
                                                               2004        1.147           1.240                  --
                                                               2003        1.000           1.147                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.144           1.179                  --
                                                               2004        1.162           1.144                  --
                                                               2003        1.000           1.162                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.394           1.432                  --
                                                               2004        1.236           1.394                  --
                                                               2003        1.000           1.236                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.185           1.262                  --
                                                               2004        1.136           1.185                  --
                                                               2003        1.000           1.136                  --

   Convertible Securities Portfolio (3/02)..................   2005        1.148           1.128                  --
                                                               2004        1.103           1.148                  --
                                                               2003        1.000           1.103                  --

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2005        1.336           1.471                  --
                                                               2004        1.172           1.336                  --
                                                               2003        1.000           1.172                  --

   Equity Income Portfolio (10/00)..........................   2005        1.218           1.246              45,518
                                                               2004        1.132           1.218                  --
                                                               2003        1.000           1.132                  --

   Federated High Yield Portfolio (3/02)....................   2005        1.179           1.184                  --
                                                               2004        1.091           1.179                  --
                                                               2003        1.000           1.091                  --

   Federated Stock Portfolio (3/02).........................   2005        1.241           1.280                  --
                                                               2004        1.146           1.241                  --
                                                               2003        1.000           1.146                  --

   Large Cap Portfolio (6/00)...............................   2005        1.172           1.247               1,666
                                                               2004        1.123           1.172                  --
                                                               2003        1.000           1.123                  --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.106                  --

   Managed Allocation Series: Conservative Portfolio
  (7/05)....................................................   2005        1.007           1.017                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Managed Allocation Series: Moderate Portfolio (6/05).....      2005        1.008           1.051                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.000           1.084                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.028                  --

Mercury Large Cap Core Portfolio (6/00)..................      2005        1.236           1.357                  --
                                                               2004        1.090           1.236                  --
                                                               2003        1.000           1.090                  --

MFS Emerging Growth Portfolio (2/00).....................      2005        1.220           1.183                  --
                                                               2004        1.105           1.220                  --
                                                               2003        1.000           1.105                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.264           1.276               6,041
                                                               2004        1.132           1.264                  --
                                                               2003        1.000           1.132                  --

MFS Total Return Portfolio (7/00)........................      2005        1.177           1.187              96,384
                                                               2004        1.078           1.177               9,432
                                                               2003        1.000           1.078                  --

MFS Value Portfolio (5/04)...............................      2005        1.117           1.164             125,223
                                                               2004        1.000           1.117                  --

Mondrian International Stock Portfolio (3/02)............      2005        1.313           1.408               3,713
                                                               2004        1.158           1.313                  --
                                                               2003        1.000           1.158                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.226           1.273                  --
                                                               2004        1.127           1.226                  --
                                                               2003        1.000           1.127                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.036           1.036                  --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.091           1.107             119,462
                                                               2004        1.000           1.091                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Strategic Equity Portfolio (6/00)........................   2005        1.205           1.204                  --
                                                               2004        1.116           1.205                  --
                                                               2003        1.000           1.116                  --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.112                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.107                  --

   Travelers Quality Bond Portfolio (3/02)..................   2005        1.036           1.031                  --
                                                               2004        1.024           1.036                  --
                                                               2003        1.000           1.024                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.047           1.070                  --
                                                               2004        1.000           1.047                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.988           0.990              12,201
                                                               2004        0.997           0.988                  --
                                                               2003        1.000           0.997                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.078           1.102                  --
                                                               2004        1.000           1.078                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.306           1.332                  --
                                                               2004        1.136           1.306                  --
                                                               2003        1.000           1.136                  --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        1.151           1.216                  --
                                                               2004        1.133           1.151                  --
                                                               2003        1.000           1.133                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.286           1.469                  --
                                                               2004        1.141           1.286                  --
                                                               2003        1.000           1.141                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Dynamic Capital Appreciation Portfolio -- Service Class
2 (3/02).................................................      2005        1.096           1.295                  --
                                                               2004        1.105           1.096                  --
                                                               2003        1.000           1.105                  --

Mid Cap Portfolio -- Service Class 2 (3/02)..............      2005        1.462           1.690              45,068
                                                               2004        1.198           1.462                  --
                                                               2003        1.000           1.198                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.385           1.602             106,587
                                                               2004        1.184           1.385              33,175
                                                               2003        0.968           1.184                  --
                                                               2002        1.000           0.968                  --

   High Yield Bond Trust (5/04).............................   2005        1.065           1.056             162,457
                                                               2004        1.000           1.065              45,170

   Managed Assets Trust (5/04)..............................   2005        1.073           1.090              27,047
                                                               2004        1.000           1.073              26,657

   Money Market Portfolio (3/02)............................   2005        0.975           0.981             564,024
                                                               2004        0.986           0.975              75,548
                                                               2003        0.999           0.986                  --
                                                               2002        1.000           0.999                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.213           1.364              99,481
                                                               2004        1.144           1.213              91,022
                                                               2003        0.948           1.144                  --
                                                               2002        1.000           0.948                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.448           1.616             642,170
                                                               2004        1.303           1.448             440,414
                                                               2003        0.984           1.303              55,238
                                                               2002        1.000           0.984                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.416           1.611           1,532,708
                                                               2004        1.286           1.416           1,059,551
                                                               2003        0.960           1.286              99,932
                                                               2002        1.000           0.960                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.360           1.409           1,424,925
                                                               2004        1.259           1.360             945,214
                                                               2003        0.971           1.259              66,778
                                                               2002        1.000           0.971                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.696           1.779             297,881
                                                               2004        1.319           1.696             259,924

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Delaware VIP REIT Series -- Standard Class (continued)...   2003        1.005           1.319              37,864
                                                               2002        1.000           1.005                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        1.184           1.209              42,039
                                                               2004        1.151           1.184              17,366
                                                               2003        0.971           1.151                  --
                                                               2002        1.000           0.971                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.371           1.420              64,073
                                                               2004        1.258           1.371              28,245
                                                               2003        0.976           1.258               3,319
                                                               2002        1.000           0.976                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.200           1.294              88,966
                                                               2004        1.073           1.200              73,133
                                                               2003        1.000           1.073                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.198           1.291             257,968
                                                               2004        1.067           1.198             139,483
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.342           1.453             273,728
                                                               2004        1.218           1.342             164,481
                                                               2003        0.994           1.218               6,136
                                                               2002        1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.759           2.193             191,267
                                                               2004        1.441           1.759             141,585
                                                               2003        1.000           1.441              54,560

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.484           1.601             126,678
                                                               2004        1.279           1.484              93,506
                                                               2003        0.989           1.279                  --
                                                               2002        1.000           0.989                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.434           1.528             377,836
                                                               2004        1.263           1.434             331,135
                                                               2003        0.976           1.263             124,930
                                                               2002        1.000           0.976                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.304           1.331             418,030
                                                               2004        1.209           1.304             393,773
                                                               2003        0.967           1.209             143,964
                                                               2002        1.000           0.967                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.390           1.495             239,561
                                                               2004        1.302           1.390             170,170
                                                               2003        0.949           1.302              15,395
                                                               2002        1.000           0.949                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.307           1.326              11,078
                                                               2004        1.232           1.307               4,238
                                                               2003        0.967           1.232                  --
                                                               2002        1.000           0.967                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.173           1.236               2,435
                                                               2004        1.106           1.173               2,441
                                                               2003        0.994           1.106               2,442
                                                               2002        1.000           0.994                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/02)...................................................   2005        1.365           1.500                  --
                                                               2004        1.221           1.365                  --
                                                               2003        0.988           1.221                  --
                                                               2002        1.000           0.988                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Global Technology Portfolio -- Service Shares (3/02).....   2005        1.332           1.455              46,971
                                                               2004        1.354           1.332              42,662
                                                               2003        0.944           1.354              29,485
                                                               2002        1.000           0.944                  --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        1.213           1.254                  --
                                                               2004        1.186           1.213                  --
                                                               2003        0.980           1.186                  --
                                                               2002        1.000           0.980                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.495           1.521             145,348
                                                               2004        1.329           1.495             113,336
                                                               2003        1.000           1.329                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.365           1.380             279,776
                                                               2004        1.238           1.365             163,189
                                                               2003        1.000           1.238               6,050

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.522           1.612             216,566
                                                               2004        1.253           1.522             114,516
                                                               2003        1.000           1.253                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.068           1.106              85,465
                                                               2004        1.000           1.068              61,540

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.111           1.110             464,685
                                                               2004        1.043           1.111             214,161
                                                               2003        1.000           1.043                  --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.068           1.071           1,035,472
                                                               2004        1.040           1.068             714,714
                                                               2003        1.012           1.040              27,193
                                                               2002        1.000           1.012                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.422           1.562               3,198
                                                               2004        1.251           1.422               3,198
                                                               2003        0.994           1.251                  --
                                                               2002        1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.767           1.851             238,322
                                                               2004        1.431           1.767             203,643
                                                               2003        0.977           1.431              82,176
                                                               2002        1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.385           1.410             260,182
                                                               2004        1.306           1.385             267,262
                                                               2003        0.960           1.306              59,804
                                                               2002        1.000           0.960                  --

   Investors Fund -- Class I (1/01).........................   2005        1.341           1.398             151,318
                                                               2004        1.241           1.341              70,944
                                                               2003        0.958           1.241                  --
                                                               2002        1.000           0.958                  --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.337           1.377              76,614
                                                               2004        1.359           1.337              52,362
                                                               2003        0.961           1.359               3,237
                                                               2002        1.000           0.961                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.592           1.635             145,079
                                                               2004        1.413           1.592             156,147
                                                               2003        0.970           1.413               9,472
                                                               2002        1.000           0.970                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.275           1.357             164,676
                                                               2004        1.224           1.275             122,713
                                                               2003        0.967           1.224               2,233
                                                               2002        1.000           0.967                  --

   Convertible Securities Portfolio (3/02)..................   2005        1.280           1.257             118,022
                                                               2004        1.230           1.280              95,886

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Convertible Securities Portfolio  (continued)............      2003        0.995           1.230                  --
                                                               2002        1.000           0.995                  --

Disciplined Mid Cap Stock Portfolio (3/02)...............      2005        1.458           1.604             249,664
                                                               2004        1.279           1.458             188,222
                                                               2003        0.977           1.279             112,924
                                                               2002        1.000           0.977                  --

Equity Income Portfolio (10/00)..........................      2005        1.323           1.353             284,705
                                                               2004        1.230           1.323             207,293
                                                               2003        0.958           1.230              36,353
                                                               2002        1.000           0.958                  --

Federated High Yield Portfolio (3/02)....................      2005        1.299           1.304             142,773
                                                               2004        1.202           1.299              82,674
                                                               2003        1.003           1.202                  --
                                                               2002        1.000           1.003                  --

Federated Stock Portfolio (3/02).........................      2005        1.321           1.362             112,118
                                                               2004        1.221           1.321             107,094
                                                               2003        0.978           1.221                  --
                                                               2002        1.000           0.978                  --

Large Cap Portfolio (6/00)...............................      2005        1.230           1.308              27,397
                                                               2004        1.179           1.230              71,256
                                                               2003        0.967           1.179                  --
                                                               2002        1.000           0.967                  --

Managed Allocation Series: Aggressive Portfolio (5/05)...      2005        1.000           1.106                  --

Managed Allocation Series: Conservative Portfolio
(7/05)...................................................      2005        1.007           1.017                  --

Managed Allocation Series: Moderate Portfolio (6/05).....      2005        1.008           1.051              45,691

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.000           1.084             244,231

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.028              38,806

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Mercury Large Cap Core Portfolio (6/00)..................      2005        1.309           1.435             100,404
                                                               2004        1.154           1.309              66,131
                                                               2003        0.973           1.154                  --
                                                               2002        1.000           0.973                  --

MFS Emerging Growth Portfolio (2/00).....................      2005        1.354           1.313                  --
                                                               2004        1.227           1.354              12,107
                                                               2003        0.971           1.227                  --
                                                               2002        1.000           0.971                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.459           1.472             158,902
                                                               2004        1.306           1.459              94,124
                                                               2003        0.974           1.306               9,691
                                                               2002        1.000           0.974                  --

MFS Total Return Portfolio (7/00)........................      2005        1.226           1.236           1,333,686
                                                               2004        1.124           1.226           1,076,462
                                                               2003        0.986           1.124              63,220
                                                               2002        1.000           0.986                  --

MFS Value Portfolio (5/04)...............................      2005        1.117           1.163              85,935
                                                               2004        1.000           1.117               9,859

Mondrian International Stock Portfolio (3/02)............      2005        1.428           1.530             220,015
                                                               2004        1.260           1.428             157,537
                                                               2003        1.001           1.260                  --
                                                               2002        1.000           1.001                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.317           1.366              10,001
                                                               2004        1.211           1.317               3,791
                                                               2003        1.000           1.211                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.036           1.036                  --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.090           1.106             256,417
                                                               2004        1.000           1.090             103,830

Strategic Equity Portfolio (6/00)........................      2005        1.357           1.355              24,192
                                                               2004        1.258           1.357              23,249
                                                               2003        0.969           1.258                  --
                                                               2002        1.000           0.969                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.111                 270

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.107                 272

   Travelers Quality Bond Portfolio (3/02)..................   2005        1.073           1.068             267,585
                                                               2004        1.062           1.073             229,252
                                                               2003        1.014           1.062              22,570
                                                               2002        1.000           1.014                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.047           1.069             125,156
                                                               2004        1.000           1.047              20,109

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.987           0.989             154,164
                                                               2004        0.997           0.987              96,297
                                                               2003        1.000           0.997                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.078           1.101                  --
                                                               2004        1.000           1.078                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.433           1.461             263,132
                                                               2004        1.247           1.433             116,832
                                                               2003        0.974           1.247                  --
                                                               2002        1.000           0.974                  --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        1.207           1.275               1,722
                                                               2004        1.188           1.207               1,722
                                                               2003        0.966           1.188                  --
                                                               2002        1.000           0.966                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.401           1.600             290,329
                                                               2004        1.243           1.401             141,891
                                                               2003        0.991           1.243                  --
                                                               2002        1.000           0.991                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Dynamic Capital Appreciation Portfolio -- Service Class
2 (3/02).................................................      2005        1.155           1.365              19,851
                                                               2004        1.166           1.155              20,400
                                                               2003        0.953           1.166                  --
                                                               2002        1.000           0.953                  --

Mid Cap Portfolio -- Service Class 2 (3/02)..............      2005        1.628           1.881             434,766
                                                               2004        1.334           1.628             257,511
                                                               2003        0.986           1.334                  --
                                                               2002        1.000           0.986                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.338           1.547                  --
                                                               2004        1.144           1.338                  --
                                                               2003        1.000           1.144                  --

   High Yield Bond Trust (5/04).............................   2005        1.064           1.055                  --
                                                               2004        1.000           1.064                  --

   Managed Assets Trust (5/04)..............................   2005        1.072           1.089                  --
                                                               2004        1.000           1.072                  --

   Money Market Portfolio (3/02)............................   2005        0.982           0.989                  --
                                                               2004        0.994           0.982                  --
                                                               2003        1.000           0.994                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.158           1.301                  --
                                                               2004        1.092           1.158                  --
                                                               2003        1.000           1.092                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.318           1.471              23,759
                                                               2004        1.187           1.318               8,440
                                                               2003        1.000           1.187                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.264           1.437              81,944
                                                               2004        1.148           1.264              16,435
                                                               2003        1.000           1.148                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.238           1.281             108,452
                                                               2004        1.146           1.238              22,121
                                                               2003        1.000           1.146                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.468           1.540                  --
                                                               2004        1.142           1.468                  --
                                                               2003        1.000           1.142                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        1.142           1.166                  --
                                                               2004        1.112           1.142                  --
                                                               2003        1.000           1.112                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.250           1.294                  --
                                                               2004        1.148           1.250                  --
                                                               2003        1.000           1.148                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.293                  --
                                                               2004        1.073           1.199                  --
                                                               2003        1.000           1.073                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.290             115,865
                                                               2004        1.067           1.197              23,905
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.230           1.331              32,524
                                                               2004        1.117           1.230                  --
                                                               2003        1.000           1.117                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.540           1.920                  --
                                                               2004        1.262           1.540                  --
                                                               2003        1.000           1.262                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.362           1.468               8,678
                                                               2004        1.175           1.362                  --
                                                               2003        1.000           1.175                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.317           1.403                  --
                                                               2004        1.161           1.317                  --
                                                               2003        1.000           1.161                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.218           1.242                  --
                                                               2004        1.129           1.218                  --
                                                               2003        1.000           1.129                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.221           1.313                  --
                                                               2004        1.144           1.221                  --
                                                               2003        1.000           1.144                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.192           1.209                  --
                                                               2004        1.124           1.192                  --
                                                               2003        1.000           1.124                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.140           1.201                  --
                                                               2004        1.076           1.140                  --
                                                               2003        1.000           1.076                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/02)...................................................   2005        1.247           1.371                  --
                                                               2004        1.116           1.247                  --
                                                               2003        1.000           1.116                  --

   Global Technology Portfolio -- Service Shares (3/02).....   2005        1.179           1.287                  --
                                                               2004        1.199           1.179                  --
                                                               2003        1.000           1.199                  --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        1.167           1.205                  --
                                                               2004        1.141           1.167                  --
                                                               2003        1.000           1.141                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.318           1.341                  --
                                                               2004        1.172           1.318                  --
                                                               2003        1.000           1.172                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.256           1.269               4,048
                                                               2004        1.140           1.256                  --
                                                               2003        1.000           1.140                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.402           1.484               3,535
                                                               2004        1.155           1.402                  --
                                                               2003        1.000           1.155                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.068           1.105                  --
                                                               2004        1.000           1.068                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.114           1.112              27,563
                                                               2004        1.045           1.114                  --
                                                               2003        1.000           1.045                  --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.051           1.053               4,393
                                                               2004        1.024           1.051               4,240
                                                               2003        1.000           1.024                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.341           1.472                  --
                                                               2004        1.180           1.341                  --
                                                               2003        1.000           1.180                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.526           1.598                  --
                                                               2004        1.236           1.526                  --
                                                               2003        1.000           1.236                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.239           1.261               8,725
                                                               2004        1.169           1.239               8,725
                                                               2003        1.000           1.169                  --

   Investors Fund -- Class I (1/01).........................   2005        1.238           1.290              19,376
                                                               2004        1.146           1.238                  --
                                                               2003        1.000           1.146                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.142           1.176                  --
                                                               2004        1.162           1.142                  --
                                                               2003        1.000           1.162                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.392           1.428                  --
                                                               2004        1.236           1.392                  --
                                                               2003        1.000           1.236                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.184           1.259                  --
                                                               2004        1.136           1.184                  --
                                                               2003        1.000           1.136                  --

   Convertible Securities Portfolio (3/02)..................   2005        1.147           1.126                  --
                                                               2004        1.103           1.147                  --
                                                               2003        1.000           1.103                  --

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2005        1.335           1.468                  --
                                                               2004        1.172           1.335                  --
                                                               2003        1.000           1.172                  --

   Equity Income Portfolio (10/00)..........................   2005        1.217           1.243                  --
                                                               2004        1.132           1.217                  --
                                                               2003        1.000           1.132                  --

   Federated High Yield Portfolio (3/02)....................   2005        1.177           1.181                  --
                                                               2004        1.090           1.177                  --
                                                               2003        1.000           1.090                  --

   Federated Stock Portfolio (3/02).........................   2005        1.239           1.276                  --
                                                               2004        1.146           1.239                  --
                                                               2003        1.000           1.146                  --

   Large Cap Portfolio (6/00)...............................   2005        1.170           1.244                  --
                                                               2004        1.123           1.170                  --
                                                               2003        1.000           1.123                  --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.105                  --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.017                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Managed Allocation Series: Moderate Portfolio (6/05).....      2005        1.008           1.051                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.000           1.084                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.028                  --

Mercury Large Cap Core Portfolio (6/00)..................      2005        1.235           1.353                  --
                                                               2004        1.089           1.235                  --
                                                               2003        1.000           1.089                  --

MFS Emerging Growth Portfolio (2/00).....................      2005        1.218           1.181                  --
                                                               2004        1.105           1.218                  --
                                                               2003        1.000           1.105                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.263           1.273                  --
                                                               2004        1.131           1.263                  --
                                                               2003        1.000           1.131                  --

MFS Total Return Portfolio (7/00)........................      2005        1.176           1.184              69,872
                                                               2004        1.078           1.176               4,470
                                                               2003        1.000           1.078                  --

MFS Value Portfolio (5/04)...............................      2005        1.116           1.163                  --
                                                               2004        1.000           1.116                  --

Mondrian International Stock Portfolio (3/02)............      2005        1.311           1.405                  --
                                                               2004        1.158           1.311                  --
                                                               2003        1.000           1.158                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.225           1.270                  --
                                                               2004        1.126           1.225                  --
                                                               2003        1.000           1.126                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.036           1.036                  --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.090           1.105               6,615
                                                               2004        1.000           1.090               7,982

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Strategic Equity Portfolio (6/00)........................   2005        1.203           1.201                  --
                                                               2004        1.116           1.203                  --
                                                               2003        1.000           1.116                  --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.111                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.107                  --

   Travelers Quality Bond Portfolio (3/02)..................   2005        1.034           1.028                  --
                                                               2004        1.024           1.034                  --
                                                               2003        1.000           1.024                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.047           1.068                  --
                                                               2004        1.000           1.047                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.987           0.988               6,103
                                                               2004        0.997           0.987               7,585
                                                               2003        1.000           0.997                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.077           1.100                  --
                                                               2004        1.000           1.077                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.304           1.329                  --
                                                               2004        1.136           1.304                  --
                                                               2003        1.000           1.136                  --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        1.150           1.213                  --
                                                               2004        1.132           1.150                  --
                                                               2003        1.000           1.132                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.285           1.466                  --
                                                               2004        1.140           1.285                  --
                                                               2003        1.000           1.140                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Dynamic Capital Appreciation Portfolio -- Service Class
2 (3/02).................................................      2005        1.095           1.292                  --
                                                               2004        1.105           1.095                  --
                                                               2003        1.000           1.105                  --

Mid Cap Portfolio -- Service Class 2 (3/02)..............      2005        1.460           1.686                  --
                                                               2004        1.197           1.460                  --
                                                               2003        1.000           1.197                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.382           1.597             144,490
                                                               2004        1.183           1.382              85,167
                                                               2003        0.968           1.183              62,369
                                                               2002        1.000           0.968                  --

   High Yield Bond Trust (5/04).............................   2005        1.064           1.054             102,822
                                                               2004        1.000           1.064              18,738

   Managed Assets Trust (5/04)..............................   2005        1.072           1.089              58,901
                                                               2004        1.000           1.072               4,897

   Money Market Portfolio (3/02)............................   2005        0.973           0.978             402,325
                                                               2004        0.985           0.973             506,125
                                                               2003        0.999           0.985             175,479
                                                               2002        1.000           0.999                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.211           1.360             551,459
                                                               2004        1.143           1.211             216,941
                                                               2003        0.948           1.143              66,077
                                                               2002        1.000           0.948                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.445           1.612           5,479,126
                                                               2004        1.302           1.445           3,301,874
                                                               2003        0.984           1.302             560,403
                                                               2002        1.000           0.984                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.413           1.606          15,362,612
                                                               2004        1.285           1.413           9,273,858
                                                               2003        0.960           1.285           2,482,245
                                                               2002        1.000           0.960                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.357           1.404          18,636,981
                                                               2004        1.257           1.357          12,269,497
                                                               2003        0.971           1.257           2,985,394
                                                               2002        1.000           0.971                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.692           1.773             621,716
                                                               2004        1.317           1.692             363,487

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Delaware VIP REIT Series -- Standard Class (continued)...   2003        1.005           1.317             141,660
                                                               2002        1.000           1.005                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        1.181           1.206             153,428
                                                               2004        1.150           1.181             109,406
                                                               2003        0.971           1.150              52,034
                                                               2002        1.000           0.971                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.369           1.416             105,628
                                                               2004        1.257           1.369              25,547
                                                               2003        0.976           1.257               1,278
                                                               2002        1.000           0.976                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.291             491,266
                                                               2004        1.073           1.199             200,346
                                                               2003        1.000           1.073                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.289             558,937
                                                               2004        1.067           1.197             213,448
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.340           1.448           3,992,826
                                                               2004        1.217           1.340           2,095,459
                                                               2003        0.994           1.217             723,595
                                                               2002        1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.756           2.188           1,505,095
                                                               2004        1.440           1.756             466,250
                                                               2003        1.000           1.440              91,391

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.481           1.596           4,568,600
                                                               2004        1.278           1.481           2,330,211
                                                               2003        0.989           1.278             519,279
                                                               2002        1.000           0.989                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.431           1.524           2,064,621
                                                               2004        1.262           1.431             594,562
                                                               2003        0.976           1.262             206,659
                                                               2002        1.000           0.976                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.302           1.327           2,839,502
                                                               2004        1.208           1.302           2,252,137
                                                               2003        0.967           1.208           1,148,700
                                                               2002        1.000           0.967                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.387           1.491             303,039
                                                               2004        1.300           1.387             304,200
                                                               2003        0.949           1.300             288,920
                                                               2002        1.000           0.949                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.304           1.322              41,546
                                                               2004        1.231           1.304              46,141
                                                               2003        0.967           1.231              33,006
                                                               2002        1.000           0.967                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.170           1.232             108,429
                                                               2004        1.105           1.170             131,283
                                                               2003        0.994           1.105              86,032
                                                               2002        1.000           0.994                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/02)...................................................   2005        1.362           1.496                  --
                                                               2004        1.219           1.362                  --
                                                               2003        0.988           1.219                  --
                                                               2002        1.000           0.988                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Global Technology Portfolio -- Service Shares (3/02).....   2005        1.330           1.450              30,242
                                                               2004        1.352           1.330              13,988
                                                               2003        0.944           1.352              10,065
                                                               2002        1.000           0.944                  --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        1.211           1.250               8,044
                                                               2004        1.185           1.211               8,044
                                                               2003        0.980           1.185               8,044
                                                               2002        1.000           0.980                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.492           1.517             896,870
                                                               2004        1.328           1.492             512,682
                                                               2003        1.000           1.328              58,521

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.363           1.376           2,139,915
                                                               2004        1.237           1.363           1,226,122
                                                               2003        1.000           1.237             154,434

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.519           1.608           2,921,421
                                                               2004        1.252           1.519           1,430,939
                                                               2003        1.000           1.252             131,586

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.068           1.104              57,587
                                                               2004        1.000           1.068               8,593

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.110           1.108           4,183,574
                                                               2004        1.042           1.110           2,075,669
                                                               2003        1.000           1.042             364,430

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.066           1.067          16,295,872
                                                               2004        1.039           1.066          11,030,522
                                                               2003        1.012           1.039           4,444,217
                                                               2002        1.000           1.012                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.420           1.557             503,884
                                                               2004        1.249           1.420             507,731
                                                               2003        0.994           1.249             378,045
                                                               2002        1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.764           1.846           1,127,527
                                                               2004        1.429           1.764             802,610
                                                               2003        0.977           1.429             446,380
                                                               2002        1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.382           1.406           3,274,732
                                                               2004        1.305           1.382           2,835,223
                                                               2003        0.960           1.305           1,303,133
                                                               2002        1.000           0.960                  --

   Investors Fund -- Class I (1/01).........................   2005        1.338           1.394           1,852,362
                                                               2004        1.240           1.338           1,547,557
                                                               2003        0.958           1.240             657,293
                                                               2002        1.000           0.958                  --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.334           1.373             175,193
                                                               2004        1.358           1.334             165,032
                                                               2003        0.961           1.358             134,650
                                                               2002        1.000           0.961                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.589           1.630             758,509
                                                               2004        1.412           1.589             681,109
                                                               2003        0.970           1.412             195,339
                                                               2002        1.000           0.970                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.273           1.353             533,485
                                                               2004        1.222           1.273             433,213
                                                               2003        0.967           1.222             173,834
                                                               2002        1.000           0.967                  --

   Convertible Securities Portfolio (3/02)..................   2005        1.277           1.253           1,308,171
                                                               2004        1.229           1.277           1,195,502

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Convertible Securities Portfolio  (continued)............      2003        0.995           1.229              86,197
                                                               2002        1.000           0.995                  --

Disciplined Mid Cap Stock Portfolio (3/02)...............      2005        1.455           1.599              65,195
                                                               2004        1.278           1.455              64,865
                                                               2003        0.977           1.278              54,733
                                                               2002        1.000           0.977                  --

Equity Income Portfolio (10/00)..........................      2005        1.320           1.349           3,470,760
                                                               2004        1.229           1.320           2,356,302
                                                               2003        0.958           1.229             933,491
                                                               2002        1.000           0.958                  --

Federated High Yield Portfolio (3/02)....................      2005        1.296           1.300             422,480
                                                               2004        1.201           1.296             306,267
                                                               2003        1.003           1.201             126,472
                                                               2002        1.000           1.003                  --

Federated Stock Portfolio (3/02).........................      2005        1.318           1.358             119,930
                                                               2004        1.220           1.318             116,006
                                                               2003        0.978           1.220              99,922
                                                               2002        1.000           0.978                  --

Large Cap Portfolio (6/00)...............................      2005        1.227           1.304             761,388
                                                               2004        1.178           1.227             638,667
                                                               2003        0.966           1.178             246,621
                                                               2002        1.000           0.966                  --

Managed Allocation Series: Aggressive Portfolio (5/05)...      2005        1.000           1.105                 474

Managed Allocation Series: Conservative Portfolio
(7/05)...................................................      2005        1.007           1.017                  --

Managed Allocation Series: Moderate Portfolio (6/05).....      2005        1.008           1.050             113,761

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.000           1.083             238,769

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.028               8,861

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Mercury Large Cap Core Portfolio (6/00)..................      2005        1.306           1.431             360,257
                                                               2004        1.153           1.306             236,555
                                                               2003        0.973           1.153             123,529
                                                               2002        1.000           0.973                  --

MFS Emerging Growth Portfolio (2/00).....................      2005        1.351           1.310                  --
                                                               2004        1.226           1.351             237,712
                                                               2003        0.971           1.226             131,311
                                                               2002        1.000           0.971                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.456           1.467             662,001
                                                               2004        1.305           1.456             183,666
                                                               2003        0.974           1.305             138,108
                                                               2002        1.000           0.974                  --

MFS Total Return Portfolio (7/00)........................      2005        1.224           1.232          12,161,644
                                                               2004        1.123           1.224           8,449,630
                                                               2003        0.986           1.123           3,040,252
                                                               2002        1.000           0.986                  --

MFS Value Portfolio (5/04)...............................      2005        1.116           1.162             692,556
                                                               2004        1.000           1.116             152,817

Mondrian International Stock Portfolio (3/02)............      2005        1.425           1.526           1,407,512
                                                               2004        1.259           1.425             820,537
                                                               2003        1.001           1.259              85,856
                                                               2002        1.000           1.001                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.315           1.363             524,811
                                                               2004        1.210           1.315             202,670
                                                               2003        1.000           1.210               4,367

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.036           1.036                  --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.089           1.104           3,120,622
                                                               2004        1.000           1.089             438,335

Strategic Equity Portfolio (6/00)........................      2005        1.354           1.351             459,855
                                                               2004        1.256           1.354             421,151
                                                               2003        0.969           1.256             331,406
                                                               2002        1.000           0.969                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.111               8,175

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.106                  --

   Travelers Quality Bond Portfolio (3/02)..................   2005        1.071           1.064             341,277
                                                               2004        1.061           1.071             234,137
                                                               2003        1.014           1.061             143,526
                                                               2002        1.000           1.014                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.046           1.068              44,867
                                                               2004        1.000           1.046              16,481

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.986           0.987           2,390,703
                                                               2004        0.997           0.986           1,892,813
                                                               2003        1.000           0.997              14,435

   Social Awareness Stock Portfolio (5/04)..................   2005        1.077           1.099              44,664
                                                               2004        1.000           1.077              37,480

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.431           1.456             696,614
                                                               2004        1.246           1.431             428,535
                                                               2003        0.974           1.246              89,375
                                                               2002        1.000           0.974                  --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        1.205           1.271                  --
                                                               2004        1.187           1.205                  --
                                                               2003        0.966           1.187                  --
                                                               2002        1.000           0.966                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.398           1.595             986,942
                                                               2004        1.242           1.398             617,309
                                                               2003        0.991           1.242             313,047
                                                               2002        1.000           0.991                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Dynamic Capital Appreciation Portfolio -- Service Class
2 (3/02).................................................      2005        1.153           1.361              30,349
                                                               2004        1.164           1.153              90,383
                                                               2003        0.953           1.164              61,618
                                                               2002        1.000           0.953                  --

Mid Cap Portfolio -- Service Class 2 (3/02)..............      2005        1.625           1.875           4,190,757
                                                               2004        1.333           1.625           2,561,023
                                                               2003        0.986           1.333             731,326
                                                               2002        1.000           0.986                  --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.000           1.165                  --

   High Yield Bond Trust (5/04).............................   2005        1.000           0.986                  --

   Managed Assets Trust (5/04)..............................   2005        1.000           1.017                  --

   Money Market Portfolio (3/02)............................   2005        1.000           1.006                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.000           1.155                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.000           1.116                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.000           1.143               7,957

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.000           1.039                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.000           1.083                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        1.000           1.006                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.000           1.057                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.000           1.076                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.000           1.102                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.000           1.079               8,302

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.000           1.207                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.000           1.071                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.000           1.061                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.000           1.025                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.000           1.089                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.000           1.026                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.000           1.058                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/02)...................................................   2005        1.000           1.130                  --

   Global Technology Portfolio -- Service Shares (3/02).....   2005        1.000           1.122                  --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        1.000           1.039                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.000           1.028                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.000           1.023                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.000           1.073                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.000           1.040                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.000           0.989                  --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.000           0.998              13,117

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.000           1.095                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.000           1.053                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.000           1.033                  --

   Investors Fund -- Class I (1/01).........................   2005        1.000           1.045                  --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.000           1.054                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.000           1.074                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.000           1.079                  --

   Convertible Securities Portfolio (3/02)..................   2005        1.000           0.996                  --

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2005        1.000           1.093                  --

   Equity Income Portfolio (10/00)..........................   2005        1.000           1.028                  --

   Federated High Yield Portfolio (3/02)....................   2005        1.000           0.997                  --

   Federated Stock Portfolio (3/02).........................   2005        1.000           1.029                  --

   Large Cap Portfolio (6/00)...............................   2005        1.000           1.074                  --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.105                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Managed Allocation Series: Conservative Portfolio
(7/05)...................................................      2005        1.006           1.016                  --

Managed Allocation Series: Moderate Portfolio (6/05).....      2005        1.007           1.050                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.000           1.083                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.027                  --

Mercury Large Cap Core Portfolio (6/00)..................      2005        1.000           1.089                  --

MFS Emerging Growth Portfolio (2/00).....................      2005        1.000           0.998                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.000           1.045                  --

MFS Total Return Portfolio (7/00)........................      2005        1.000           1.008                  --

MFS Value Portfolio (5/04)...............................      2005        1.000           1.034                  --

Mondrian International Stock Portfolio (3/02)............      2005        1.000           1.067                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.000           1.043                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.036           1.035                  --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.000           1.005                  --

Strategic Equity Portfolio (6/00)........................      2005        1.000           1.042                  --

Style Focus Series: Small Cap Growth Portfolio (6/05)....      2005        1.026           1.110                  --

Style Focus Series: Small Cap Value Portfolio (5/05).....      2005        1.000           1.106                  --

Travelers Quality Bond Portfolio (3/02)..................      2005        1.000           0.989                  --

U.S. Government Securities Portfolio (5/04)..............      2005        1.000           0.997                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        1.000           1.000                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.000           1.043                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.000           1.028                  --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        1.000           1.071                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.000           1.130                  --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/02).................................................   2005        1.000           1.176                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.000           1.138                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.335           1.541              68,905
                                                               2004        1.143           1.335                  --
                                                               2003        1.000           1.143                  --

   High Yield Bond Trust (5/04).............................   2005        1.063           1.052              19,271
                                                               2004        1.000           1.063                  --

   Managed Assets Trust (5/04)..............................   2005        1.071           1.087                  --
                                                               2004        1.000           1.071                  --

   Money Market Portfolio (3/02)............................   2005        0.980           0.985              56,970
                                                               2004        0.993           0.980                  --
                                                               2003        1.000           0.993                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.155           1.296              26,995
                                                               2004        1.092           1.155                  --
                                                               2003        1.000           1.092                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.315           1.465           1,016,509
                                                               2004        1.186           1.315              12,546
                                                               2003        1.000           1.186                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.261           1.432           3,527,301
                                                               2004        1.148           1.261             176,039
                                                               2003        1.000           1.148                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.235           1.277           3,353,279
                                                               2004        1.145           1.235             116,974
                                                               2003        1.000           1.145                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.465           1.534             178,945
                                                               2004        1.142           1.465                  --
                                                               2003        1.000           1.142                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        1.140           1.162                  --
                                                               2004        1.111           1.140                  --
                                                               2003        1.000           1.111                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.247           1.289               7,731
                                                               2004        1.147           1.247                  --
                                                               2003        1.000           1.147                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.289             105,878
                                                               2004        1.073           1.197               2,361
                                                               2003        1.000           1.073                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.195           1.286             364,009
                                                               2004        1.066           1.195               4,323
                                                               2003        1.000           1.066                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.228           1.326           1,018,600
                                                               2004        1.116           1.228               8,874
                                                               2003        1.000           1.116                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.537           1.913             605,698
                                                               2004        1.261           1.537                  --
                                                               2003        1.000           1.261                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.359           1.463             831,353
                                                               2004        1.174           1.359                  --
                                                               2003        1.000           1.174                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.315           1.398             740,845
                                                               2004        1.160           1.315              13,918
                                                               2003        1.000           1.160                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.215           1.237             779,368
                                                               2004        1.129           1.215              76,132
                                                               2003        1.000           1.129                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.219           1.308               5,359
                                                               2004        1.144           1.219               1,649
                                                               2003        1.000           1.144                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.190           1.204                  --
                                                               2004        1.124           1.190                  --
                                                               2003        1.000           1.124                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.138           1.196                  --
                                                               2004        1.075           1.138                  --
                                                               2003        1.000           1.075                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/02)...................................................   2005        1.245           1.366                  --
                                                               2004        1.116           1.245                  --
                                                               2003        1.000           1.116                  --

   Global Technology Portfolio -- Service Shares (3/02).....   2005        1.177           1.282                  --
                                                               2004        1.198           1.177                  --
                                                               2003        1.000           1.198                  --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        1.164           1.201                  --
                                                               2004        1.140           1.164                  --
                                                               2003        1.000           1.140                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.315           1.336             212,912
                                                               2004        1.172           1.315                  --
                                                               2003        1.000           1.172                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.253           1.264             394,021
                                                               2004        1.139           1.253              23,251
                                                               2003        1.000           1.139                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.399           1.479             780,376
                                                               2004        1.155           1.399              29,210
                                                               2003        1.000           1.155                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.067           1.102              19,841
                                                               2004        1.000           1.067                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.111           1.108             971,586
                                                               2004        1.045           1.111              87,192
                                                               2003        1.000           1.045                  --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.048           1.049           2,187,620
                                                               2004        1.023           1.048              92,831
                                                               2003        1.000           1.023                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.338           1.467                  --
                                                               2004        1.179           1.338                  --
                                                               2003        1.000           1.179                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.523           1.592             237,163
                                                               2004        1.235           1.523                  --
                                                               2003        1.000           1.235                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.236           1.257                  --
                                                               2004        1.169           1.236                  --
                                                               2003        1.000           1.169                  --

   Investors Fund -- Class I (1/01).........................   2005        1.235           1.285              45,577
                                                               2004        1.146           1.235                  --
                                                               2003        1.000           1.146                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.140           1.172                  --
                                                               2004        1.161           1.140                  --
                                                               2003        1.000           1.161                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.389           1.423              24,636
                                                               2004        1.235           1.389               4,834
                                                               2003        1.000           1.235                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.181           1.255              49,939
                                                               2004        1.135           1.181               9,847
                                                               2003        1.000           1.135                  --

   Convertible Securities Portfolio (3/02)..................   2005        1.144           1.122                  --
                                                               2004        1.102           1.144                  --
                                                               2003        1.000           1.102                  --

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2005        1.332           1.463               4,321
                                                               2004        1.171           1.332                  --
                                                               2003        1.000           1.171                  --

   Equity Income Portfolio (10/00)..........................   2005        1.214           1.239             623,080
                                                               2004        1.131           1.214              38,632
                                                               2003        1.000           1.131                  --

   Federated High Yield Portfolio (3/02)....................   2005        1.175           1.177              10,587
                                                               2004        1.090           1.175                  --
                                                               2003        1.000           1.090                  --

   Federated Stock Portfolio (3/02).........................   2005        1.236           1.272                  --
                                                               2004        1.145           1.236                  --
                                                               2003        1.000           1.145                  --

   Large Cap Portfolio (6/00)...............................   2005        1.168           1.240              60,974
                                                               2004        1.122           1.168                  --
                                                               2003        1.000           1.122                  --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.104             295,809

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.006           1.016              31,450

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Managed Allocation Series: Moderate Portfolio (6/05).....      2005        1.007           1.050             292,696

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.000           1.083             132,397

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.027                  --

Mercury Large Cap Core Portfolio (6/00)..................      2005        1.232           1.349              10,886
                                                               2004        1.088           1.232               6,671
                                                               2003        1.000           1.088                  --

MFS Emerging Growth Portfolio (2/00).....................      2005        1.216           1.178                  --
                                                               2004        1.104           1.216                  --
                                                               2003        1.000           1.104                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.260           1.269              38,726
                                                               2004        1.131           1.260                  --
                                                               2003        1.000           1.131                  --

MFS Total Return Portfolio (7/00)........................      2005        1.173           1.180           1,039,277
                                                               2004        1.077           1.173              63,089
                                                               2003        1.000           1.077                  --

MFS Value Portfolio (5/04)...............................      2005        1.115           1.160             365,164
                                                               2004        1.000           1.115                  --

Mondrian International Stock Portfolio (3/02)............      2005        1.308           1.400             248,371
                                                               2004        1.157           1.308               2,184
                                                               2003        1.000           1.157                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.222           1.265             121,433
                                                               2004        1.126           1.222                  --
                                                               2003        1.000           1.126                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.036           1.035               3,792

Pioneer Strategic Income Portfolio (5/04)................      2005        1.089           1.102             897,033
                                                               2004        1.000           1.089               8,613

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Strategic Equity Portfolio (6/00)........................   2005        1.201           1.197              26,075
                                                               2004        1.115           1.201                  --
                                                               2003        1.000           1.115                  --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.110              18,294

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.106              23,495

   Travelers Quality Bond Portfolio (3/02)..................   2005        1.032           1.025              16,551
                                                               2004        1.023           1.032                  --
                                                               2003        1.000           1.023                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.046           1.066              15,246
                                                               2004        1.000           1.046                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.985           0.985             488,307
                                                               2004        0.997           0.985             103,512
                                                               2003        1.000           0.997                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.076           1.098                  --
                                                               2004        1.000           1.076                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.302           1.324              39,244
                                                               2004        1.135           1.302                  --
                                                               2003        1.000           1.135                  --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        1.147           1.209                  --
                                                               2004        1.131           1.147                  --
                                                               2003        1.000           1.131                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.282           1.461              54,995
                                                               2004        1.140           1.282               1,554
                                                               2003        1.000           1.140                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Dynamic Capital Appreciation Portfolio -- Service Class
2 (3/02).................................................      2005        1.092           1.288                  --
                                                               2004        1.104           1.092                  --
                                                               2003        1.000           1.104                  --

Mid Cap Portfolio -- Service Class 2 (3/02)..............      2005        1.457           1.680             916,237
                                                               2004        1.197           1.457               7,282
                                                               2003        1.000           1.197                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.377           1.588                  --
                                                               2004        1.180           1.377                  --
                                                               2003        0.968           1.180                  --
                                                               2002        1.000           0.968                  --

   High Yield Bond Trust (5/04).............................   2005        1.062           1.050               4,730
                                                               2004        1.000           1.062                  --

   Managed Assets Trust (5/04)..............................   2005        1.071           1.085                  --
                                                               2004        1.000           1.071                  --

   Money Market Portfolio (3/02)............................   2005        0.969           0.973               6,880
                                                               2004        0.983           0.969                  --
                                                               2003        0.999           0.983                  --
                                                               2002        1.000           0.999                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.206           1.352                  --
                                                               2004        1.141           1.206                  --
                                                               2003        0.947           1.141                  --
                                                               2002        1.000           0.947                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.439           1.602             138,235
                                                               2004        1.299           1.439             117,326
                                                               2003        0.984           1.299              27,500
                                                               2002        1.000           0.984                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.408           1.596             400,790
                                                               2004        1.282           1.408             310,557
                                                               2003        0.960           1.282              18,290
                                                               2002        1.000           0.960                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.352           1.396             698,656
                                                               2004        1.255           1.352             519,464
                                                               2003        0.971           1.255              98,877
                                                               2002        1.000           0.971                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.685           1.763              16,074
                                                               2004        1.314           1.685              15,026

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Delaware VIP REIT Series -- Standard Class (continued)...   2003        1.005           1.314                  --
                                                               2002        1.000           1.005                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        1.177           1.198                  --
                                                               2004        1.148           1.177                  --
                                                               2003        0.971           1.148                  --
                                                               2002        1.000           0.971                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.363           1.407              24,432
                                                               2004        1.254           1.363              13,054
                                                               2003        0.976           1.254                  --
                                                               2002        1.000           0.976                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.196           1.286             121,502
                                                               2004        1.073           1.196              81,602
                                                               2003        1.000           1.073                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.194           1.283              50,696
                                                               2004        1.066           1.194              23,600
                                                               2003        1.000           1.066                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.334           1.440             109,818
                                                               2004        1.214           1.334              66,367
                                                               2003        0.994           1.214                  --
                                                               2002        1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.750           2.176              77,549
                                                               2004        1.438           1.750              48,873
                                                               2003        1.000           1.438               3,951

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Templeton Foreign Securities Fund -- Class 2 Shares
(2/00)...................................................      2005        1.475           1.586             319,848
                                                               2004        1.275           1.475             261,521
                                                               2003        0.988           1.275              22,009
                                                               2002        1.000           0.988                  --

Templeton Growth Securities Fund -- Class 2 Shares
(5/02)...................................................      2005        1.425           1.514              34,123
                                                               2004        1.259           1.425              18,185

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.976           1.259                  --
                                                               2002        1.000           0.976                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.296           1.319              57,517
                                                               2004        1.205           1.296              56,683
                                                               2003        0.967           1.205               4,400
                                                               2002        1.000           0.967                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.381           1.481                  --
                                                               2004        1.298           1.381                  --
                                                               2003        0.949           1.298                  --
                                                               2002        1.000           0.949                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.299           1.314                  --
                                                               2004        1.228           1.299                  --
                                                               2003        0.967           1.228                  --
                                                               2002        1.000           0.967                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.166           1.225                  --
                                                               2004        1.103           1.166                  --
                                                               2003        0.994           1.103                  --
                                                               2002        1.000           0.994                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/02)...................................................   2005        1.356           1.487                  --
                                                               2004        1.217           1.356                  --
                                                               2003        0.988           1.217                  --
                                                               2002        1.000           0.988                  --

   Global Technology Portfolio -- Service Shares (3/02).....   2005        1.324           1.442                  --
                                                               2004        1.350           1.324                  --
                                                               2003        0.944           1.350                  --
                                                               2002        1.000           0.944                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        1.206           1.242                  --
                                                               2004        1.182           1.206                  --
                                                               2003        0.980           1.182                  --
                                                               2002        1.000           0.980                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.487           1.509             117,932
                                                               2004        1.326           1.487             115,028
                                                               2003        1.000           1.326              16,913

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.358           1.369              72,341
                                                               2004        1.236           1.358              45,415
                                                               2003        1.000           1.236                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.514           1.599             143,324
                                                               2004        1.251           1.514              85,876
                                                               2003        1.000           1.251              33,139

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.066           1.100              12,321
                                                               2004        1.000           1.066               6,275

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.106           1.102              90,023
                                                               2004        1.041           1.106              76,552
                                                               2003        1.000           1.041               4,873

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.061           1.061             438,654
                                                               2004        1.037           1.061             341,573
                                                               2003        1.012           1.037              37,287
                                                               2002        1.000           1.012                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.414           1.548                  --
                                                               2004        1.247           1.414                  --
                                                               2003        0.994           1.247                  --
                                                               2002        1.000           0.994                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.756           1.835                  --
                                                               2004        1.426           1.756                  --
                                                               2003        0.977           1.426                  --
                                                               2002        1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.376           1.397              44,222
                                                               2004        1.302           1.376              56,429
                                                               2003        0.960           1.302                  --
                                                               2002        1.000           0.960                  --

   Investors Fund -- Class I (1/01).........................   2005        1.333           1.386              19,317
                                                               2004        1.238           1.333              14,772
                                                               2003        0.958           1.238                  --
                                                               2002        1.000           0.958                  --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.329           1.364                  --
                                                               2004        1.355           1.329                  --
                                                               2003        0.961           1.355                  --
                                                               2002        1.000           0.961                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.583           1.620               5,170
                                                               2004        1.409           1.583              10,091
                                                               2003        0.969           1.409                  --
                                                               2002        1.000           0.969                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.268           1.345              11,612
                                                               2004        1.220           1.268                  --
                                                               2003        0.967           1.220                  --
                                                               2002        1.000           0.967                  --

   Convertible Securities Portfolio (3/02)..................   2005        1.272           1.246              25,974
                                                               2004        1.226           1.272              17,936
                                                               2003        0.995           1.226                  --
                                                               2002        1.000           0.995                  --

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2005        1.449           1.589                  --
                                                               2004        1.275           1.449                  --
                                                               2003        0.977           1.275                  --
                                                               2002        1.000           0.977                  --

   Equity Income Portfolio (10/00)..........................   2005        1.315           1.341              66,824
                                                               2004        1.226           1.315              50,384
                                                               2003        0.958           1.226               4,325
                                                               2002        1.000           0.958                  --

   Federated High Yield Portfolio (3/02)....................   2005        1.291           1.292               7,619
                                                               2004        1.198           1.291               1,188
                                                               2003        1.003           1.198                  --
                                                               2002        1.000           1.003                  --

   Federated Stock Portfolio (3/02).........................   2005        1.313           1.350               4,395
                                                               2004        1.217           1.313               4,395
                                                               2003        0.977           1.217                  --
                                                               2002        1.000           0.977                  --

   Large Cap Portfolio (6/00)...............................   2005        1.222           1.296                  --
                                                               2004        1.176           1.222                  --
                                                               2003        0.966           1.176                  --
                                                               2002        1.000           0.966                  --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.104                  --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.006           1.015                  --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.007           1.049                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.000           1.082                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.027                  --

Mercury Large Cap Core Portfolio (6/00)..................      2005        1.301           1.422               3,795
                                                               2004        1.150           1.301               3,795
                                                               2003        0.973           1.150                  --
                                                               2002        1.000           0.973                  --

MFS Emerging Growth Portfolio (2/00).....................      2005        1.346           1.304                  --
                                                               2004        1.223           1.346              38,397
                                                               2003        0.971           1.223                  --
                                                               2002        1.000           0.971                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.450           1.458              58,156
                                                               2004        1.302           1.450              11,068
                                                               2003        0.974           1.302                  --
                                                               2002        1.000           0.974                  --

MFS Total Return Portfolio (7/00)........................      2005        1.219           1.225             446,074
                                                               2004        1.121           1.219             351,659
                                                               2003        0.986           1.121               4,696
                                                               2002        1.000           0.986                  --

MFS Value Portfolio (5/04)...............................      2005        1.114           1.158              23,589
                                                               2004        1.000           1.114               5,161

Mondrian International Stock Portfolio (3/02)............      2005        1.419           1.516              70,701
                                                               2004        1.256           1.419              51,990
                                                               2003        1.001           1.256               4,334
                                                               2002        1.000           1.001                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.310           1.355              49,236
                                                               2004        1.208           1.310              50,441
                                                               2003        1.000           1.208                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.035           1.034                  --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.088           1.101              78,141
                                                               2004        1.000           1.088              67,513

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Strategic Equity Portfolio (6/00)........................   2005        1.348           1.343                  --
                                                               2004        1.254           1.348                  --
                                                               2003        0.969           1.254                  --
                                                               2002        1.000           0.969                  --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.109                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.105                  --

   Travelers Quality Bond Portfolio (3/02)..................   2005        1.067           1.058              56,851
                                                               2004        1.058           1.067              30,261
                                                               2003        1.014           1.058                  --
                                                               2002        1.000           1.014                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.045           1.064              49,859
                                                               2004        1.000           1.045              26,273

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.983           0.982              71,556
                                                               2004        0.996           0.983              27,260
                                                               2003        1.000           0.996                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.076           1.096                  --
                                                               2004        1.000           1.076                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.425           1.447              10,848
                                                               2004        1.243           1.425              10,848
                                                               2003        0.974           1.243                  --
                                                               2002        1.000           0.974                  --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        1.200           1.263                  --
                                                               2004        1.185           1.200                  --
                                                               2003        0.966           1.185                  --
                                                               2002        1.000           0.966                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.393           1.585              27,905
                                                               2004        1.239           1.393              13,101

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Contrafund(R) Portfolio -- Service Class 2 (continued)...      2003        0.991           1.239                  --
                                                               2002        1.000           0.991                  --

Dynamic Capital Appreciation Portfolio -- Service Class
2 (3/02).................................................      2005        1.148           1.352                  --
                                                               2004        1.162           1.148                  --
                                                               2003        0.953           1.162                  --
                                                               2002        1.000           0.953                  --

Mid Cap Portfolio -- Service Class 2 (3/02)..............      2005        1.618           1.864              87,770
                                                               2004        1.330           1.618              55,163
                                                               2003        0.986           1.330                  --
                                                               2002        1.000           0.986                  --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.168           1.347                  --
                                                               2004        1.000           1.168                  --

   High Yield Bond Trust (5/04).............................   2005        1.075           1.062                  --
                                                               2004        1.000           1.075                  --

   Managed Assets Trust (5/04)..............................   2005        1.071           1.084                  --
                                                               2004        1.000           1.071                  --

   Money Market Portfolio (3/02)............................   2005        0.993           0.997                  --
                                                               2004        1.000           0.993                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.057           1.184                  --
                                                               2004        1.000           1.057                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.112           1.238              51,256
                                                               2004        1.000           1.112                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.085           1.230              20,229
                                                               2004        1.000           1.085                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.064           1.098              50,811
                                                               2004        1.000           1.064                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.287           1.345                  --
                                                               2004        1.000           1.287                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        1.022           1.040                  --
                                                               2004        1.000           1.022                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.093           1.128                  --
                                                               2004        1.000           1.093                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.116           1.199                  --
                                                               2004        1.000           1.116                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.118           1.201              14,061
                                                               2004        1.000           1.118                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.099           1.185               5,901
                                                               2004        1.000           1.099                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.260           1.567               1,955
                                                               2004        1.000           1.260                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.155           1.241              40,479
                                                               2004        1.000           1.155               6,678

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.119           1.188               5,883
                                                               2004        1.000           1.119                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.069           1.087                  --
                                                               2004        1.000           1.069                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.053           1.129                  --
                                                               2004        1.000           1.053                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.064           1.076                  --
                                                               2004        1.000           1.064                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.067           1.121                  --
                                                               2004        1.000           1.067                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/02)...................................................   2005        1.038           1.137                  --
                                                               2004        1.000           1.038                  --

   Global Technology Portfolio -- Service Shares (3/02).....   2005        1.052           1.144                  --
                                                               2004        1.000           1.052                  --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        1.086           1.118                  --
                                                               2004        1.000           1.086                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.125           1.141                  --
                                                               2004        1.000           1.125                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.099           1.106              30,282
                                                               2004        1.000           1.099                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.160           1.224              30,129
                                                               2004        1.000           1.160                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.062           1.095                  --
                                                               2004        1.000           1.062                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.067           1.062               2,849
                                                               2004        1.000           1.067                  --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.043           1.043               2,902
                                                               2004        1.000           1.043                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.158           1.267                  --
                                                               2004        1.000           1.158                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.192           1.244                  --
                                                               2004        1.000           1.192                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.056           1.072                  --
                                                               2004        1.000           1.056                  --

   Investors Fund -- Class I (1/01).........................   2005        1.079           1.121                  --
                                                               2004        1.000           1.079                  --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        0.990           1.016                  --
                                                               2004        1.000           0.990                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.165           1.192                  --
                                                               2004        1.000           1.165                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.054           1.118              27,665
                                                               2004        1.000           1.054                  --

   Convertible Securities Portfolio (3/02)..................   2005        1.042           1.019                  --
                                                               2004        1.000           1.042                  --

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2005        1.118           1.226                  --
                                                               2004        1.000           1.118                  --

   Equity Income Portfolio (10/00)..........................   2005        1.101           1.122                  --
                                                               2004        1.000           1.101                  --

   Federated High Yield Portfolio (3/02)....................   2005        1.077           1.078                  --
                                                               2004        1.000           1.077                  --

   Federated Stock Portfolio (3/02).........................   2005        1.078           1.108                  --
                                                               2004        1.000           1.078                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Large Cap Portfolio (6/00)...............................      2005        1.048           1.111               3,154
                                                               2004        1.000           1.048                  --

Managed Allocation Series: Aggressive Portfolio (5/05)...      2005        1.000           1.103                  --

Managed Allocation Series: Conservative Portfolio
(7/05)...................................................      2005        1.006           1.015                  --

Managed Allocation Series: Moderate Portfolio (6/05).....      2005        1.007           1.049              38,334

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.000           1.081                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.026                  --

Mercury Large Cap Core Portfolio (6/00)..................      2005        1.123           1.227                  --
                                                               2004        1.000           1.123                  --

MFS Emerging Growth Portfolio (2/00).....................      2005        1.081           1.047                  --
                                                               2004        1.000           1.081                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.073           1.078                  --
                                                               2004        1.000           1.073                  --

MFS Total Return Portfolio (7/00)........................      2005        1.095           1.099               3,113
                                                               2004        1.000           1.095                  --

MFS Value Portfolio (5/04)...............................      2005        1.125           1.169              73,594
                                                               2004        1.000           1.125                  --

Mondrian International Stock Portfolio (3/02)............      2005        1.144           1.222                  --
                                                               2004        1.000           1.144                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.092           1.129                  --
                                                               2004        1.000           1.092                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.035           1.034               1,448

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Pioneer Strategic Income Portfolio (5/04)................   2005        1.103           1.115              14,747
                                                               2004        1.000           1.103                  --

   Strategic Equity Portfolio (6/00)........................   2005        1.097           1.092               9,511
                                                               2004        1.000           1.097                  --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.109                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.105               3,127

   Travelers Quality Bond Portfolio (3/02)..................   2005        1.031           1.022                  --
                                                               2004        1.000           1.031                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.072           1.090                  --
                                                               2004        1.000           1.072                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.997           0.995              49,181
                                                               2004        1.000           0.997               7,699

   Social Awareness Stock Portfolio (5/04)..................   2005        1.074           1.094                  --
                                                               2004        1.000           1.074                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.130           1.148                  --
                                                               2004        1.000           1.130                  --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        1.037           1.091                  --
                                                               2004        1.000           1.037                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.106           1.259                  --
                                                               2004        1.000           1.106                  --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/02).................................................   2005        1.039           1.223                  --
                                                               2004        1.000           1.039                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.226           1.411               2,517
                                                               2004        1.000           1.226                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.55%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.168           1.346                  --
                                                               2004        1.000           1.168                  --

   High Yield Bond Trust (5/04).............................   2005        1.075           1.061               7,106
                                                               2004        1.000           1.075                  --

   Managed Assets Trust (5/04)..............................   2005        1.070           1.084                  --
                                                               2004        1.000           1.070                  --

   Money Market Portfolio (3/02)............................   2005        0.993           0.996              39,858
                                                               2004        1.000           0.993                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.057           1.184                  --
                                                               2004        1.000           1.057                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.112           1.237              13,476
                                                               2004        1.000           1.112                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.085           1.229             299,256
                                                               2004        1.000           1.085              33,273

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.064           1.097             325,048
                                                               2004        1.000           1.064                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.286           1.344              13,433
                                                               2004        1.000           1.286                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        1.021           1.039                  --
                                                               2004        1.000           1.021                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.092           1.127                  --
                                                               2004        1.000           1.092                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.116           1.198               1,287
                                                               2004        1.000           1.116                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.118           1.200              89,941
                                                               2004        1.000           1.118                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.099           1.184              50,654
                                                               2004        1.000           1.099                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.260           1.566                  --
                                                               2004        1.000           1.260                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.155           1.240              30,423
                                                               2004        1.000           1.155                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.118           1.187              83,827
                                                               2004        1.000           1.118                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.069           1.086                  --
                                                               2004        1.000           1.069                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.053           1.128              29,935
                                                               2004        1.000           1.053                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.064           1.075                  --
                                                               2004        1.000           1.064                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.067           1.120                  --
                                                               2004        1.000           1.067                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Global Life Sciences Portfolio -- Service Shares
   (3/02)...................................................   2005        1.038           1.136                  --
                                                               2004        1.000           1.038                  --

   Global Technology Portfolio -- Service Shares (3/02).....   2005        1.051           1.143                  --
                                                               2004        1.000           1.051                  --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        1.086           1.117                  --
                                                               2004        1.000           1.086                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.125           1.140               3,786
                                                               2004        1.000           1.125                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.098           1.106              21,268
                                                               2004        1.000           1.098                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.159           1.223              84,335
                                                               2004        1.000           1.159                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.062           1.094                  --
                                                               2004        1.000           1.062                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.066           1.061             234,345
                                                               2004        1.000           1.066                  --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.043           1.042             357,636
                                                               2004        1.000           1.043              56,684

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.158           1.266                  --
                                                               2004        1.000           1.158                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.192           1.243               2,876
                                                               2004        1.000           1.192                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.056           1.071                  --
                                                               2004        1.000           1.056                  --

   Investors Fund -- Class I (1/01).........................   2005        1.078           1.120              15,002
                                                               2004        1.000           1.078                  --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        0.990           1.015                  --
                                                               2004        1.000           0.990                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.165           1.191                  --
                                                               2004        1.000           1.165                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.053           1.117                  --
                                                               2004        1.000           1.053                  --

   Convertible Securities Portfolio (3/02)..................   2005        1.041           1.019                  --
                                                               2004        1.000           1.041                  --

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2005        1.118           1.225                  --
                                                               2004        1.000           1.118                  --

   Equity Income Portfolio (10/00)..........................   2005        1.101           1.121              18,454
                                                               2004        1.000           1.101                  --

   Federated High Yield Portfolio (3/02)....................   2005        1.077           1.077                  --
                                                               2004        1.000           1.077                  --

   Federated Stock Portfolio (3/02).........................   2005        1.078           1.107                  --
                                                               2004        1.000           1.078                  --

   Large Cap Portfolio (6/00)...............................   2005        1.047           1.110                  --
                                                               2004        1.000           1.047                  --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.103                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Managed Allocation Series: Conservative Portfolio
(7/05)...................................................      2005        1.006           1.015                  --

Managed Allocation Series: Moderate Portfolio (6/05).....      2005        1.007           1.049                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.000           1.081                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.026                  --

Mercury Large Cap Core Portfolio (6/00)..................      2005        1.123           1.227                  --
                                                               2004        1.000           1.123                  --

MFS Emerging Growth Portfolio (2/00).....................      2005        1.080           1.047                  --
                                                               2004        1.000           1.080                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.072           1.077                  --
                                                               2004        1.000           1.072                  --

MFS Total Return Portfolio (7/00)........................      2005        1.095           1.099             186,486
                                                               2004        1.000           1.095                  --

MFS Value Portfolio (5/04)...............................      2005        1.125           1.168              27,601
                                                               2004        1.000           1.125                  --

Mondrian International Stock Portfolio (3/02)............      2005        1.144           1.221                  --
                                                               2004        1.000           1.144                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.092           1.128                  --
                                                               2004        1.000           1.092                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.035           1.034                  --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.103           1.114             159,981
                                                               2004        1.000           1.103                  --

Strategic Equity Portfolio (6/00)........................      2005        1.097           1.091               2,635
                                                               2004        1.000           1.097                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.109                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.104                 728

   Travelers Quality Bond Portfolio (3/02)..................   2005        1.031           1.021                  --
                                                               2004        1.000           1.031                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.071           1.090                  --
                                                               2004        1.000           1.071                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.997           0.995                 731
                                                               2004        1.000           0.997                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.074           1.093                  --
                                                               2004        1.000           1.074                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.130           1.147                  --
                                                               2004        1.000           1.130                  --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        1.036           1.090                  --
                                                               2004        1.000           1.036                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.106           1.258              85,343
                                                               2004        1.000           1.106                  --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/02).................................................   2005        1.039           1.222                  --
                                                               2004        1.000           1.039                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.226           1.410             117,119
                                                               2004        1.000           1.226                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.65%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.330           1.531                  --
                                                               2004        1.142           1.330                  --
                                                               2003        1.000           1.142                  --

   High Yield Bond Trust (5/04).............................   2005        1.061           1.047                  --
                                                               2004        1.000           1.061                  --

   Managed Assets Trust (5/04)..............................   2005        1.069           1.081                  --
                                                               2004        1.000           1.069                  --

   Money Market Portfolio (3/02)............................   2005        0.976           0.978              40,712
                                                               2004        0.992           0.976              35,314
                                                               2003        1.000           0.992                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.151           1.287                  --
                                                               2004        1.090           1.151                  --
                                                               2003        1.000           1.090                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.309           1.455              21,588
                                                               2004        1.185           1.309              21,588
                                                               2003        1.000           1.185                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.256           1.421              63,288
                                                               2004        1.146           1.256              57,073
                                                               2003        1.000           1.146                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.230           1.268              59,712
                                                               2004        1.144           1.230              54,720
                                                               2003        1.000           1.144                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.459           1.523                  --
                                                               2004        1.140           1.459                  --
                                                               2003        1.000           1.140                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/02)...................................................   2005        1.135           1.154                  --
                                                               2004        1.110           1.135                  --
                                                               2003        1.000           1.110                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2005        1.242           1.280                  --
                                                               2004        1.146           1.242                  --
                                                               2003        1.000           1.146                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.193           1.280                 913
                                                               2004        1.073           1.193                 915
                                                               2003        1.000           1.073                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.191           1.278                 928
                                                               2004        1.066           1.191                 931
                                                               2003        1.000           1.066                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.223           1.317               3,800
                                                               2004        1.115           1.223               1,080
                                                               2003        1.000           1.115                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.530           1.899                  --
                                                               2004        1.260           1.530                  --
                                                               2003        1.000           1.260                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.354           1.453              41,581
                                                               2004        1.173           1.354              39,024
                                                               2003        1.000           1.173                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.309           1.388               3,565
                                                               2004        1.159           1.309               1,018
                                                               2003        1.000           1.159                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.210           1.229                  --
                                                               2004        1.127           1.210                  --
                                                               2003        1.000           1.127                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.214           1.299                  --
                                                               2004        1.142           1.214                  --
                                                               2003        1.000           1.142                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.185           1.196                  --
                                                               2004        1.122           1.185                  --
                                                               2003        1.000           1.122                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2005        1.133           1.188                  --
                                                               2004        1.074           1.133                  --
                                                               2003        1.000           1.074                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/02)...................................................   2005        1.240           1.356                  --
                                                               2004        1.114           1.240                  --
                                                               2003        1.000           1.114                  --

   Global Technology Portfolio -- Service Shares (3/02).....   2005        1.172           1.273                  --
                                                               2004        1.197           1.172                  --
                                                               2003        1.000           1.197                  --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2005        1.159           1.192                  --
                                                               2004        1.139           1.159                  --
                                                               2003        1.000           1.139                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.310           1.326               7,956
                                                               2004        1.170           1.310               5,248
                                                               2003        1.000           1.170                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.248           1.255              13,946
                                                               2004        1.138           1.248               3,532
                                                               2003        1.000           1.138                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.393           1.468               9,077
                                                               2004        1.153           1.393               5,112
                                                               2003        1.000           1.153                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.065           1.097                  --
                                                               2004        1.000           1.065                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.107           1.100               8,327
                                                               2004        1.043           1.107               2,323
                                                               2003        1.000           1.043                  --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.044           1.042               8,800
                                                               2004        1.022           1.044               2,447
                                                               2003        1.000           1.022                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.333           1.456                  --
                                                               2004        1.178           1.333                  --
                                                               2003        1.000           1.178                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.516           1.581                  --
                                                               2004        1.233           1.516                  --
                                                               2003        1.000           1.233                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.231           1.248                  --
                                                               2004        1.167           1.231                  --
                                                               2003        1.000           1.167                  --

   Investors Fund -- Class I (1/01).........................   2005        1.230           1.276                  --
                                                               2004        1.144           1.230                  --
                                                               2003        1.000           1.144                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.135           1.163                  --
                                                               2004        1.160           1.135                  --
                                                               2003        1.000           1.160                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.383           1.413                  --
                                                               2004        1.234           1.383                  --
                                                               2003        1.000           1.234                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.176           1.246                  --
                                                               2004        1.134           1.176                  --
                                                               2003        1.000           1.134                  --

   Convertible Securities Portfolio (3/02)..................   2005        1.140           1.114                  --
                                                               2004        1.101           1.140                  --
                                                               2003        1.000           1.101                  --

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2005        1.326           1.452                  --
                                                               2004        1.170           1.326                  --
                                                               2003        1.000           1.170                  --

   Equity Income Portfolio (10/00)..........................   2005        1.209           1.230              10,684
                                                               2004        1.130           1.209                  --
                                                               2003        1.000           1.130                  --

   Federated High Yield Portfolio (3/02)....................   2005        1.170           1.169                  --
                                                               2004        1.088           1.170                  --
                                                               2003        1.000           1.088                  --

   Federated Stock Portfolio (3/02).........................   2005        1.231           1.263                  --
                                                               2004        1.144           1.231                  --
                                                               2003        1.000           1.144                  --

   Large Cap Portfolio (6/00)...............................   2005        1.163           1.231              14,476
                                                               2004        1.121           1.163               9,804
                                                               2003        1.000           1.121                  --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.102                  --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.006           1.014                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Managed Allocation Series: Moderate Portfolio (6/05).....      2005        1.007           1.048                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.000           1.080                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.025                  --

Mercury Large Cap Core Portfolio (6/00)..................      2005        1.227           1.339                  --
                                                               2004        1.087           1.227                  --
                                                               2003        1.000           1.087                  --

MFS Emerging Growth Portfolio (2/00).....................      2005        1.211           1.173                  --
                                                               2004        1.103           1.211                  --
                                                               2003        1.000           1.103                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.255           1.259                  --
                                                               2004        1.129           1.255                  --
                                                               2003        1.000           1.129                  --

MFS Total Return Portfolio (7/00)........................      2005        1.168           1.171                  --
                                                               2004        1.076           1.168                  --
                                                               2003        1.000           1.076                  --

MFS Value Portfolio (5/04)...............................      2005        1.113           1.154                  --
                                                               2004        1.000           1.113                  --

Mondrian International Stock Portfolio (3/02)............      2005        1.303           1.390                  --
                                                               2004        1.156           1.303                  --
                                                               2003        1.000           1.156                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.217           1.256                  --
                                                               2004        1.124           1.217                  --
                                                               2003        1.000           1.124                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.035           1.033                  --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.087           1.097               4,248
                                                               2004        1.000           1.087               1,191

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Strategic Equity Portfolio (6/00)........................   2005        1.196           1.188                  --
                                                               2004        1.114           1.196                  --
                                                               2003        1.000           1.114                  --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.108                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.103                  --

   Travelers Quality Bond Portfolio (3/02)..................   2005        1.028           1.017                  --
                                                               2004        1.022           1.028                  --
                                                               2003        1.000           1.022                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.044           1.061                  --
                                                               2004        1.000           1.044                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.981           0.978                  --
                                                               2004        0.996           0.981                  --
                                                               2003        1.000           0.996                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.074           1.092                  --
                                                               2004        1.000           1.074                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2005        1.296           1.314                  --
                                                               2004        1.134           1.296                  --
                                                               2003        1.000           1.134                  --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2005        1.142           1.200                  --
                                                               2004        1.130           1.142                  --
                                                               2003        1.000           1.130                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/02)........   2005        1.276           1.450              13,521
                                                               2004        1.138           1.276               1,038
                                                               2003        1.000           1.138                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Dynamic Capital Appreciation Portfolio -- Service Class
2 (3/02).................................................      2005        1.088           1.279                  --
                                                               2004        1.103           1.088                  --
                                                               2003        1.000           1.103                  --

Mid Cap Portfolio -- Service Class 2 (3/02)..............      2005        1.451           1.668                 781
                                                               2004        1.195           1.451                 783
                                                               2003        1.000           1.195                  --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio and is no longer available as a funding option.

On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.

Janus Aspen Series: Balanced Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Series: Global Life Science Portfolio -- Service Shares is no available to new contract owners.

Janus Aspen Series: World Wide Growth Portfolio -- Service Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares is no longer available to new contract owners.

Janus Aspen Balanced Portfolio Service Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Federated Stock Portfolio is no longer available to new contract owners.

Fidelity VIP Dynamic Capital Appreciation Portfolio- Service Class 2 is no longer available to new contract owners.

                                    VINTAGE L

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.389           1.610                  --
                                                               2004        1.186           1.389                  --
                                                               2003        0.968           1.186                  --
                                                               2002        1.000           0.968                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.356           1.391              12,305
                                                               2004        1.244           1.356               7,914
                                                               2003        0.960           1.244                  --
                                                               2002        1.000           0.960                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.217           1.370                  --
                                                               2004        1.146           1.217                  --
                                                               2003        0.948           1.146                  --
                                                               2002        1.000           0.948                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.452           1.624              63,624
                                                               2004        1.305           1.452              16,089
                                                               2003        0.984           1.305                  --
                                                               2002        1.000           0.984                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.420           1.618             258,891
                                                               2004        1.288           1.420              59,168
                                                               2003        0.961           1.288               2,719
                                                               2002        1.000           0.961                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.364           1.415             229,631
                                                               2004        1.261           1.364              71,798
                                                               2003        0.971           1.261              16,467
                                                               2002        1.000           0.971                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.701           1.787                 705
                                                               2004        1.321           1.701                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Delaware VIP REIT Series -- Standard Class (continued)...   2003        1.005           1.321                  --
                                                               2002        1.000           1.005                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.202           1.298                  --
                                                               2004        1.074           1.202                  --
                                                               2003        1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.200           1.295              34,696
                                                               2004        1.067           1.200               9,982
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.031              77,214

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.424           1.463                  --
                                                               2004        1.303           1.424                  --
                                                               2003        0.969           1.303                  --
                                                               2002        1.000           0.969                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.347           1.459              76,699
                                                               2004        1.220           1.347              10,810
                                                               2003        0.994           1.220                  --
                                                               2002        1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.763           2.202              19,456
                                                               2004        1.442           1.763               1,778
                                                               2003        1.000           1.442                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.489           1.608              45,342
                                                               2004        1.281           1.489              29,054
                                                               2003        0.989           1.281              24,859
                                                               2002        1.000           0.989                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.438           1.535              17,765
                                                               2004        1.265           1.438               1,328
                                                               2003        0.976           1.265                  --
                                                               2002        1.000           0.976                  --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.272           1.300              86,807
                                                               2004        1.193           1.272              21,342
                                                               2003        0.977           1.193                  --
                                                               2002        1.000           0.977                  --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.158           1.164               2,316
                                                               2004        1.106           1.158               2,319
                                                               2003        1.010           1.106                  --
                                                               2002        1.000           1.010                  --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.308           1.337               3,148
                                                               2004        1.211           1.308               3,152
                                                               2003        0.967           1.211                  --
                                                               2002        1.000           0.967                  --

   Fundamental Value Portfolio (6/00).......................   2005        1.392           1.430              30,829
                                                               2004        1.312           1.392              15,869
                                                               2003        0.966           1.312                 832
                                                               2002        1.000           0.966                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.533           1.684                  --
                                                               2004        1.298           1.533                  --
                                                               2003        0.983           1.298                  --
                                                               2002        1.000           0.983                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.498           1.527               9,646
                                                               2004        1.330           1.498               2,221
                                                               2003        1.000           1.330                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.369           1.385               4,107
                                                               2004        1.239           1.369                  --
                                                               2003        1.000           1.239                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.525           1.618              35,837
                                                               2004        1.255           1.525               6,621
                                                               2003        1.000           1.255                 574

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.114           1.115             151,970
                                                               2004        1.044           1.114              61,268
                                                               2003        1.000           1.044              29,542

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.071           1.076             174,968
                                                               2004        1.042           1.071              31,435
                                                               2003        1.012           1.042              14,239
                                                               2002        1.000           1.012                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.427           1.569                  --
                                                               2004        1.253           1.427                  --
                                                               2003        0.994           1.253                  --
                                                               2002        1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.773           1.860              14,298
                                                               2004        1.433           1.773                  --
                                                               2003        0.977           1.433                  --
                                                               2002        1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.389           1.417                  --
                                                               2004        1.308           1.389                  --
                                                               2003        0.960           1.308                  --
                                                               2002        1.000           0.960                  --

   Investors Fund -- Class I (1/01).........................   2005        1.345           1.405               1,091
                                                               2004        1.243           1.345                  --
                                                               2003        0.958           1.243                  --
                                                               2002        1.000           0.958                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.597           1.642               2,886
                                                               2004        1.415           1.597               1,205
                                                               2003        0.970           1.415                  --
                                                               2002        1.000           0.970                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.181           1.156                  --
                                                               2004        1.166           1.181                  --
                                                               2003        0.963           1.166                  --
                                                               2002        1.000           0.963                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.274           1.328                  --
                                                               2004        1.263           1.274                  --
                                                               2003        0.960           1.263                  --
                                                               2002        1.000           0.960                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.305           1.347             238,315
                                                               2004        1.249           1.305             167,138
                                                               2003        0.969           1.249             152,451
                                                               2002        1.000           0.969                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.205           1.231             143,709
                                                               2004        1.171           1.205             146,527
                                                               2003        0.979           1.171              72,172
                                                               2002        1.000           0.979                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.341           1.401             222,692
                                                               2004        1.241           1.341             202,906
                                                               2003        0.963           1.241                  --
                                                               2002        1.000           0.963                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.272           1.291                  --
                                                               2004        1.216           1.272                  --
                                                               2003        0.962           1.216                  --
                                                               2002        1.000           0.962                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.279           1.364                  --
                                                               2004        1.226           1.279                  --
                                                               2003        0.967           1.226                  --
                                                               2002        1.000           0.967                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Equity Income Portfolio (10/00)..........................      2005        1.327           1.359                 938
                                                               2004        1.232           1.327                  --
                                                               2003        0.958           1.232                  --
                                                               2002        1.000           0.958                  --

Large Cap Portfolio (6/00)...............................      2005        1.233           1.314               3,521
                                                               2004        1.181           1.233               3,521
                                                               2003        0.967           1.181                 616
                                                               2002        1.000           0.967                  --

Managed Allocation Series: Aggressive Portfolio (5/05)...      2005        1.000           1.107              23,645

Managed Allocation Series: Conservative Portfolio
(7/05)...................................................      2005        1.007           1.018                  --

Managed Allocation Series: Moderate Portfolio (6/05).....      2005        1.008           1.052                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.000           1.085              11,903

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.029                  --

Mercury Large Cap Core Portfolio (6/00)..................      2005        1.313           1.442                  --
                                                               2004        1.156           1.313                  --
                                                               2003        0.973           1.156                  --
                                                               2002        1.000           0.973                  --

MFS Emerging Growth Portfolio (2/00).....................      2005        1.358           1.317                  --
                                                               2004        1.229           1.358               1,415
                                                               2003        0.971           1.229                  --
                                                               2002        1.000           0.971                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.463           1.478               3,169
                                                               2004        1.308           1.463                  --
                                                               2003        0.974           1.308                  --
                                                               2002        1.000           0.974                  --

MFS Total Return Portfolio (7/00)........................      2005        1.230           1.242              54,528
                                                               2004        1.126           1.230               3,680

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
MFS Total Return Portfolio  (continued)..................      2003        0.986           1.126                 635
                                                               2002        1.000           0.986                  --

MFS Value Portfolio (5/04)...............................      2005        1.118           1.166              27,311
                                                               2004        1.000           1.118                  --

Mondrian International Stock Portfolio (3/02)............      2005        1.432           1.537               8,336
                                                               2004        1.262           1.432                  --
                                                               2003        1.001           1.262                  --
                                                               2002        1.000           1.001                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.320           1.372                  --
                                                               2004        1.212           1.320                  --
                                                               2003        1.000           1.212                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.036           1.037                  --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.091           1.109              93,381
                                                               2004        1.000           1.091              34,210

Strategic Equity Portfolio (6/00)........................      2005        1.361           1.361                  --
                                                               2004        1.260           1.361                  --
                                                               2003        0.969           1.260                  --
                                                               2002        1.000           0.969                  --

Style Focus Series: Small Cap Growth Portfolio (6/05)....      2005        1.027           1.112                  --

Style Focus Series: Small Cap Value Portfolio (5/05).....      2005        1.000           1.108                  --

Travelers Managed Income Portfolio (7/00)................      2005        1.087           1.080              39,938
                                                               2004        1.078           1.087              22,533
                                                               2003        1.014           1.078               1,913
                                                               2002        1.000           1.014                  --

Van Kampen Enterprise Portfolio (4/00)...................      2005        1.211           1.280                  --
                                                               2004        1.190           1.211                  --
                                                               2003        0.966           1.190                  --
                                                               2002        1.000           0.966                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.989           0.993               2,511
                                                               2004        0.998           0.989               2,514
                                                               2003        1.000           0.998                  --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.351           1.479              44,546
                                                               2004        1.254           1.351               2,707
                                                               2003        0.951           1.254                  --
                                                               2002        1.000           0.951                  --

   Smith Barney High Income Portfolio (8/00)................   2005        1.363           1.371              62,996
                                                               2004        1.259           1.363              40,792
                                                               2003        1.007           1.259                  --
                                                               2002        1.000           1.007                  --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.346           1.388              10,438
                                                               2004        1.369           1.346               9,394
                                                               2003        0.946           1.369                  --
                                                               2002        1.000           0.946                  --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.345           1.428              27,339
                                                               2004        1.242           1.345              14,742
                                                               2003        0.977           1.242                  --
                                                               2002        1.000           0.977                  --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.975           0.983              48,266
                                                               2004        0.986           0.975              27,896
                                                               2003        1.000           0.986                  --
                                                               2002        1.000           1.000                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.257           1.329                  --
                                                               2004        1.198           1.257                  --
                                                               2003        0.959           1.198                  --
                                                               2002        1.000           0.959                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.537           1.580                  --
                                                               2004        1.356           1.537                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2003        0.974           1.356                  --
                                                               2002        1.000           0.974                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.410           1.615              26,380
                                                               2004        1.247           1.410               2,113
                                                               2003        0.991           1.247                  --
                                                               2002        1.000           0.991                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.633           1.889              48,261
                                                               2004        1.336           1.633               8,965
                                                               2003        0.986           1.336                 536
                                                               2002        1.000           0.986                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.111           1.287                  --
                                                               2004        0.949           1.111                  --
                                                               2003        0.775           0.949                  --
                                                               2002        1.000           0.775                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.107           1.135                  --
                                                               2004        1.016           1.107                  --
                                                               2003        0.785           1.016                  --
                                                               2002        1.000           0.785                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.028           1.156               2,023
                                                               2004        0.968           1.028                  --
                                                               2003        0.801           0.968                  --
                                                               2002        1.182           0.801                  --
                                                               2001        1.000           1.182                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.463           1.635              92,526
                                                               2004        1.316           1.463              45,727
                                                               2003        0.993           1.316                  --
                                                               2002        1.187           0.993                  --
                                                               2001        1.000           1.187                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.353           1.540             339,051
                                                               2004        1.227           1.353             224,757
                                                               2003        0.916           1.227              13,689
                                                               2002        1.237           0.916                  --
                                                               2001        1.000           1.237                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.282           1.330             210,374
                                                               2004        1.186           1.282             141,724
                                                               2003        0.914           1.186              88,389
                                                               2002        1.143           0.914                  --
                                                               2001        1.000           1.143                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.609           1.690                  --
                                                               2004        1.250           1.609                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Delaware VIP REIT Series -- Standard Class (continued)...   2003        0.952           1.250                  --
                                                               2002        1.000           0.952                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.297                  --
                                                               2004        1.074           1.201                  --
                                                               2003        1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.294               6,383
                                                               2004        1.067           1.199               1,538
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.031                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.259           1.292              13,854
                                                               2004        1.153           1.259               7,904
                                                               2003        0.857           1.153                  --
                                                               2002        1.227           0.857                  --
                                                               2001        1.000           1.227                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.138           1.233             113,725
                                                               2004        1.031           1.138              62,851
                                                               2003        0.841           1.031                  --
                                                               2002        1.000           0.841                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.761           2.199              34,370
                                                               2004        1.442           1.761              27,878
                                                               2003        1.000           1.442               4,181

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.361           1.469              98,761
                                                               2004        1.172           1.361              66,369
                                                               2003        0.904           1.172              10,166

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2002        1.134           0.904                  --
                                                               2001        1.000           1.134                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.160           1.237               5,511
                                                               2004        1.020           1.160               1,140
                                                               2003        0.788           1.020                  --
                                                               2002        1.000           0.788                  --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.194           1.220             119,527
                                                               2004        1.120           1.194              96,922
                                                               2003        0.918           1.120                  --
                                                               2002        1.136           0.918                  --
                                                               2001        1.000           1.136                  --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.189           1.195              62,261
                                                               2004        1.137           1.189              41,948
                                                               2003        1.039           1.137                  --
                                                               2002        1.011           1.039                  --
                                                               2001        1.000           1.011                  --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.173           1.198              32,169
                                                               2004        1.086           1.173              24,381
                                                               2003        0.867           1.086                  --
                                                               2002        1.141           0.867                  --
                                                               2001        1.000           1.141                  --

   Fundamental Value Portfolio (6/00).......................   2005        1.301           1.336             107,320
                                                               2004        1.227           1.301              78,557
                                                               2003        0.904           1.227                  --
                                                               2002        1.172           0.904                  --
                                                               2001        1.000           1.172                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.270           1.394                  --
                                                               2004        1.076           1.270                  --
                                                               2003        0.815           1.076                  --
                                                               2002        1.158           0.815                  --
                                                               2001        1.000           1.158                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.497           1.525              11,493
                                                               2004        1.330           1.497              11,540
                                                               2003        1.000           1.330                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.368           1.383              70,546
                                                               2004        1.239           1.368              69,261
                                                               2003        1.000           1.239              71,566

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.524           1.616              78,565
                                                               2004        1.254           1.524              66,625
                                                               2003        1.000           1.254              13,602

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.113           1.113             288,960
                                                               2004        1.043           1.113             171,050
                                                               2003        1.000           1.043              78,471

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.132           1.137             388,412
                                                               2004        1.102           1.132             164,259
                                                               2003        1.071           1.102                  --
                                                               2002        1.002           1.071                  --
                                                               2001        1.000           1.002                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.315           1.445                  --
                                                               2004        1.155           1.315                  --
                                                               2003        0.917           1.155                  --
                                                               2002        1.137           0.917                  --
                                                               2001        1.000           1.137                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.771           1.858              34,614
                                                               2004        1.433           1.771              15,588
                                                               2003        0.977           1.433                  --
                                                               2002        1.220           0.977                  --
                                                               2001        1.000           1.220                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.196           1.219              30,618
                                                               2004        1.127           1.196               9,549
                                                               2003        0.827           1.127                  --
                                                               2002        1.127           0.827                  --
                                                               2001        1.000           1.127                  --

   Investors Fund -- Class I (1/01).........................   2005        1.197           1.250              18,740
                                                               2004        1.107           1.197               9,435
                                                               2003        0.854           1.107                  --
                                                               2002        1.133           0.854                  --
                                                               2001        1.000           1.133                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.320           1.357              57,267
                                                               2004        1.171           1.320              56,224
                                                               2003        0.802           1.171                  --
                                                               2002        1.255           0.802                  --
                                                               2001        1.000           1.255                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.001           0.979                  --
                                                               2004        0.989           1.001                  --
                                                               2003        0.817           0.989                  --
                                                               2002        1.127           0.817                  --
                                                               2001        1.000           1.127                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.139           1.186                  --
                                                               2004        1.130           1.139                  --
                                                               2003        0.859           1.130                  --
                                                               2002        1.197           0.859                  --
                                                               2001        1.000           1.197                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.426           1.470             189,544
                                                               2004        1.365           1.426             159,891
                                                               2003        1.060           1.365              79,503
                                                               2002        1.000           1.060                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.274           1.301             421,372
                                                               2004        1.238           1.274             273,574
                                                               2003        1.037           1.238              34,419
                                                               2002        1.000           1.037                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.493           1.559             159,791
                                                               2004        1.382           1.493             130,088
                                                               2003        1.073           1.382                  --
                                                               2002        1.000           1.073                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.411           1.432              57,253
                                                               2004        1.349           1.411              24,670
                                                               2003        1.068           1.349                  --
                                                               2002        1.000           1.068                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.189           1.266                  --
                                                               2004        1.139           1.189                  --
                                                               2003        0.899           1.139                  --
                                                               2002        1.206           0.899                  --
                                                               2001        1.000           1.206                  --

   Equity Income Portfolio (10/00)..........................   2005        1.317           1.348              74,242
                                                               2004        1.224           1.317              52,584
                                                               2003        0.952           1.224              35,771
                                                               2002        1.129           0.952                  --
                                                               2001        1.000           1.129                  --

   Large Cap Portfolio (6/00)...............................   2005        1.096           1.167                  --
                                                               2004        1.050           1.096                  --
                                                               2003        0.860           1.050                  --
                                                               2002        1.137           0.860                  --
                                                               2001        1.000           1.137                  --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.107                  --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.018                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Managed Allocation Series: Moderate Portfolio (6/05).....      2005        1.008           1.052              14,308

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.000           1.085                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.029                  --

Mercury Large Cap Core Portfolio (6/00)..................      2005        1.137           1.249              39,338
                                                               2004        1.002           1.137              33,831
                                                               2003        0.844           1.002                  --
                                                               2002        1.151           0.844                  --
                                                               2001        1.000           1.151                  --

MFS Emerging Growth Portfolio (2/00).....................      2005        1.096           1.063                  --
                                                               2004        0.993           1.096                  --
                                                               2003        0.785           0.993                  --
                                                               2002        1.218           0.785                  --
                                                               2001        1.000           1.218                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        0.822           0.830              10,540
                                                               2004        0.736           0.822              10,388
                                                               2003        0.548           0.736                  --
                                                               2002        1.000           0.548                  --

MFS Total Return Portfolio (7/00)........................      2005        1.250           1.261              80,510
                                                               2004        1.144           1.250              46,257
                                                               2003        1.002           1.144              74,835
                                                               2002        1.080           1.002                  --
                                                               2001        1.000           1.080                  --

MFS Value Portfolio (5/04)...............................      2005        1.117           1.165              19,960
                                                               2004        1.000           1.117               8,567

Mondrian International Stock Portfolio (3/02)............      2005        1.202           1.290              47,848
                                                               2004        1.060           1.202              30,586
                                                               2003        0.842           1.060                  --
                                                               2002        1.000           0.842                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Pioneer Fund Portfolio (5/03)............................   2005        1.319           1.370               2,908
                                                               2004        1.212           1.319               1,735
                                                               2003        1.000           1.212                  --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.037                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.091           1.108              52,692
                                                               2004        1.000           1.091              30,316

   Strategic Equity Portfolio (6/00)........................   2005        1.047           1.047                  --
                                                               2004        0.970           1.047                  --
                                                               2003        0.747           0.970                  --
                                                               2002        1.148           0.747                  --
                                                               2001        1.000           1.148                  --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.027           1.112                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.108                  --

   Travelers Managed Income Portfolio (7/00)................   2005        1.050           1.043             155,816
                                                               2004        1.042           1.050             117,811
                                                               2003        0.981           1.042                  --
                                                               2002        0.980           0.981                  --
                                                               2001        1.000           0.980                  --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.034           1.092                  --
                                                               2004        1.016           1.034                  --
                                                               2003        0.826           1.016                  --
                                                               2002        1.193           0.826                  --
                                                               2001        1.000           1.193                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.989           0.991              30,100
                                                               2004        0.997           0.989                  --
                                                               2003        1.000           0.997                  --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.136           1.242             149,332
                                                               2004        1.054           1.136              92,170
                                                               2003        0.800           1.054                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Smith Barney Aggressive Growth Portfolio (continued).....   2002        1.212           0.800                  --
                                                               2001        1.000           1.212                  --

   Smith Barney High Income Portfolio (8/00)................   2005        1.329           1.336              27,070
                                                               2004        1.228           1.329              18,983
                                                               2003        0.983           1.228                  --
                                                               2002        1.037           0.983                  --
                                                               2001        1.000           1.037                  --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.237           1.275             130,235
                                                               2004        1.258           1.237             112,011
                                                               2003        0.870           1.258                  --
                                                               2002        1.181           0.870                  --
                                                               2001        1.000           1.181                  --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.343           1.425              14,845
                                                               2004        1.241           1.343              14,847
                                                               2003        0.976           1.241                  --
                                                               2002        1.232           0.976                  --
                                                               2001        1.000           1.232                  --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.967           0.974             132,472
                                                               2004        0.978           0.967              32,120
                                                               2003        0.992           0.978                  --
                                                               2002        1.000           0.992                  --
                                                               2001        1.000           1.000                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        0.981           1.037                  --
                                                               2004        0.935           0.981                  --
                                                               2003        0.750           0.935                  --
                                                               2002        1.134           0.750                  --
                                                               2001        1.000           1.134                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.394           1.432              16,170
                                                               2004        1.231           1.394              15,034
                                                               2003        0.885           1.231                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2002        1.215           0.885                  --
                                                               2001        1.000           1.215                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.410           1.614              18,005
                                                               2004        1.248           1.410              13,584
                                                               2003        0.992           1.248              13,584
                                                               2002        1.118           0.992                  --
                                                               2001        1.000           1.118                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.411           1.631              89,979
                                                               2004        1.155           1.411              46,989
                                                               2003        0.853           1.155                  --
                                                               2002        1.000           0.853                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.338           1.547                  --
                                                               2004        1.144           1.338                  --
                                                               2003        1.000           1.144                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.218           1.246               6,602
                                                               2004        1.119           1.218               6,602
                                                               2003        1.000           1.119                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.158           1.301                  --
                                                               2004        1.092           1.158                  --
                                                               2003        1.000           1.092                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.318           1.471              23,759
                                                               2004        1.187           1.318               8,440
                                                               2003        1.000           1.187                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.264           1.437              81,944
                                                               2004        1.148           1.264              16,435
                                                               2003        1.000           1.148                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.238           1.281             108,452
                                                               2004        1.146           1.238              22,121
                                                               2003        1.000           1.146                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.468           1.540                  --
                                                               2004        1.142           1.468                  --
                                                               2003        1.000           1.142                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.293                  --
                                                               2004        1.073           1.199                  --
                                                               2003        1.000           1.073                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.290             115,865
                                                               2004        1.067           1.197              23,905
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.030                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.300           1.332                  --
                                                               2004        1.192           1.300                  --
                                                               2003        1.000           1.192                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.230           1.331              32,524
                                                               2004        1.117           1.230                  --
                                                               2003        1.000           1.117                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.540           1.920                  --
                                                               2004        1.262           1.540                  --
                                                               2003        1.000           1.262                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.362           1.468               8,678
                                                               2004        1.175           1.362                  --
                                                               2003        1.000           1.175                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.317           1.403                  --
                                                               2004        1.161           1.317                  --
                                                               2003        1.000           1.161                  --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.191           1.215             206,472
                                                               2004        1.119           1.191              44,636
                                                               2003        1.000           1.119                  --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.104           1.107               3,695
                                                               2004        1.057           1.104                  --
                                                               2003        1.000           1.057                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.218           1.242                  --
                                                               2004        1.129           1.218                  --
                                                               2003        1.000           1.129                  --

   Fundamental Value Portfolio (6/00).......................   2005        1.237           1.268              65,639
                                                               2004        1.168           1.237              24,257
                                                               2003        1.000           1.168                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.345           1.474                  --
                                                               2004        1.141           1.345                  --
                                                               2003        1.000           1.141                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.318           1.341                  --
                                                               2004        1.172           1.318                  --
                                                               2003        1.000           1.172                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.256           1.269               4,048
                                                               2004        1.140           1.256                  --
                                                               2003        1.000           1.140                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.402           1.484               3,535
                                                               2004        1.155           1.402                  --
                                                               2003        1.000           1.155                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.114           1.112              27,563
                                                               2004        1.045           1.114                  --
                                                               2003        1.000           1.045                  --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.051           1.053               4,393
                                                               2004        1.024           1.051               4,240
                                                               2003        1.000           1.024                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.341           1.472                  --
                                                               2004        1.180           1.341                  --
                                                               2003        1.000           1.180                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.526           1.598                  --
                                                               2004        1.236           1.526                  --
                                                               2003        1.000           1.236                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.239           1.261               8,725
                                                               2004        1.169           1.239               8,725
                                                               2003        1.000           1.169                  --

   Investors Fund -- Class I (1/01).........................   2005        1.238           1.290              19,376
                                                               2004        1.146           1.238                  --
                                                               2003        1.000           1.146                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.392           1.428                  --
                                                               2004        1.236           1.392                  --
                                                               2003        1.000           1.236                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.113           1.087                  --
                                                               2004        1.101           1.113                  --
                                                               2003        1.000           1.101                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.158           1.204                  --
                                                               2004        1.151           1.158                  --
                                                               2003        1.000           1.151                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.177           1.212                  --
                                                               2004        1.128           1.177                  --
                                                               2003        1.000           1.128                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.118           1.140             203,432
                                                               2004        1.088           1.118              32,569
                                                               2003        1.000           1.088                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.229           1.281             352,330
                                                               2004        1.140           1.229             356,993
                                                               2003        1.000           1.140                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.171           1.187               7,489
                                                               2004        1.122           1.171               7,498
                                                               2003        1.000           1.122                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.184           1.259                  --
                                                               2004        1.136           1.184                  --
                                                               2003        1.000           1.136                  --

   Equity Income Portfolio (10/00)..........................   2005        1.217           1.243                  --
                                                               2004        1.132           1.217                  --
                                                               2003        1.000           1.132                  --

   Large Cap Portfolio (6/00)...............................   2005        1.170           1.244                  --
                                                               2004        1.123           1.170                  --
                                                               2003        1.000           1.123                  --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.105                  --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.017                  --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.051                  --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.084                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.028                  --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.235           1.353                  --
                                                               2004        1.089           1.235                  --
                                                               2003        1.000           1.089                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
MFS Emerging Growth Portfolio (2/00).....................      2005        1.218           1.181                  --
                                                               2004        1.105           1.218                  --
                                                               2003        1.000           1.105                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.263           1.273                  --
                                                               2004        1.131           1.263                  --
                                                               2003        1.000           1.131                  --

MFS Total Return Portfolio (7/00)........................      2005        1.176           1.184              69,872
                                                               2004        1.078           1.176               4,470
                                                               2003        1.000           1.078                  --

MFS Value Portfolio (5/04)...............................      2005        1.116           1.163                  --
                                                               2004        1.000           1.116                  --

Mondrian International Stock Portfolio (3/02)............      2005        1.311           1.405                  --
                                                               2004        1.158           1.311                  --
                                                               2003        1.000           1.158                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.225           1.270                  --
                                                               2004        1.126           1.225                  --
                                                               2003        1.000           1.126                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.036           1.036                  --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.090           1.105               6,615
                                                               2004        1.000           1.090               7,982

Strategic Equity Portfolio (6/00)........................      2005        1.203           1.201                  --
                                                               2004        1.116           1.203                  --
                                                               2003        1.000           1.116                  --

Style Focus Series: Small Cap Growth Portfolio (6/05)....      2005        1.026           1.111                  --

Style Focus Series: Small Cap Value Portfolio (5/05).....      2005        1.000           1.107                  --

Travelers Managed Income Portfolio (7/00)................      2005        1.035           1.026             187,197
                                                               2004        1.029           1.035              20,659
                                                               2003        1.000           1.029                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.146           1.209                  --
                                                               2004        1.128           1.146                  --
                                                               2003        1.000           1.128                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.987           0.988               6,103
                                                               2004        0.997           0.987               7,585
                                                               2003        1.000           0.997                  --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.221           1.334                  --
                                                               2004        1.135           1.221                  --
                                                               2003        1.000           1.135                  --

   Smith Barney High Income Portfolio (8/00)................   2005        1.189           1.194             104,197
                                                               2004        1.101           1.189              86,793
                                                               2003        1.000           1.101                  --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.147           1.180                  --
                                                               2004        1.168           1.147                  --
                                                               2003        1.000           1.168                  --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.251           1.325              20,028
                                                               2004        1.158           1.251                  --
                                                               2003        1.000           1.158                  --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.981           0.986             109,235
                                                               2004        0.994           0.981              29,273
                                                               2003        1.000           0.994                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.167           1.233                  --
                                                               2004        1.115           1.167                  --
                                                               2003        1.000           1.115                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.395           1.432               4,326
                                                               2004        1.234           1.395                  --
                                                               2003        1.000           1.234                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.287           1.471               6,740
                                                               2004        1.140           1.287                  --
                                                               2003        1.000           1.140                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.460           1.686                  --
                                                               2004        1.197           1.460                  --
                                                               2003        1.000           1.197                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.340           1.551                 159
                                                               2004        1.145           1.340                  --
                                                               2003        1.000           1.145                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.220           1.249               5,093
                                                               2004        1.120           1.220                  --
                                                               2003        1.000           1.120                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.159           1.304                  --
                                                               2004        1.093           1.159                  --
                                                               2003        1.000           1.093                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.319           1.474              33,810
                                                               2004        1.187           1.319              20,425
                                                               2003        1.000           1.187                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.266           1.440             495,689
                                                               2004        1.149           1.266             102,273
                                                               2003        1.000           1.149                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.239           1.284             278,103
                                                               2004        1.147           1.239             107,765
                                                               2003        1.000           1.147                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.470           1.543               1,987
                                                               2004        1.143           1.470                  --
                                                               2003        1.000           1.143                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.295               2,632
                                                               2004        1.074           1.201                  --
                                                               2003        1.000           1.074                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.293             118,685
                                                               2004        1.067           1.199                  --
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.031             141,388

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.302           1.336              21,578
                                                               2004        1.192           1.302              20,936
                                                               2003        1.000           1.192                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.232           1.334             156,547
                                                               2004        1.117           1.232              32,618
                                                               2003        1.000           1.117                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.542           1.924              26,812
                                                               2004        1.263           1.542                  --
                                                               2003        1.000           1.263                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.364           1.472             111,621
                                                               2004        1.175           1.364              10,115
                                                               2003        1.000           1.175                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.319           1.406             121,975
                                                               2004        1.161           1.319                  --
                                                               2003        1.000           1.161                  --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.192           1.218              25,336
                                                               2004        1.119           1.192                  --
                                                               2003        1.000           1.119                  --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.105           1.110              24,652
                                                               2004        1.057           1.105              45,255
                                                               2003        1.000           1.057                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.219           1.245              56,720
                                                               2004        1.130           1.219              54,008
                                                               2003        1.000           1.130                  --

   Fundamental Value Portfolio (6/00).......................   2005        1.238           1.271              19,317
                                                               2004        1.169           1.238                  --
                                                               2003        1.000           1.169                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.347           1.478              33,744
                                                               2004        1.142           1.347                  --
                                                               2003        1.000           1.142                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.320           1.344              44,697
                                                               2004        1.173           1.320               4,856
                                                               2003        1.000           1.173                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.258           1.272               5,316
                                                               2004        1.140           1.258                  --
                                                               2003        1.000           1.140                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.404           1.488              87,302
                                                               2004        1.156           1.404              16,199
                                                               2003        1.000           1.156                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.115           1.115             185,851
                                                               2004        1.046           1.115              10,245
                                                               2003        1.000           1.046                  --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.052           1.056             470,959
                                                               2004        1.024           1.052               4,979
                                                               2003        1.000           1.024                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.343           1.475                  --
                                                               2004        1.180           1.343                  --
                                                               2003        1.000           1.180                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.528           1.601                  --
                                                               2004        1.236           1.528                  --
                                                               2003        1.000           1.236                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.241           1.264                  --
                                                               2004        1.170           1.241                  --
                                                               2003        1.000           1.170                  --

   Investors Fund -- Class I (1/01).........................   2005        1.240           1.293               5,937
                                                               2004        1.147           1.240                  --
                                                               2003        1.000           1.147                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.394           1.432                  --
                                                               2004        1.236           1.394                  --
                                                               2003        1.000           1.236                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.115           1.090                  --
                                                               2004        1.101           1.115                  --
                                                               2003        1.000           1.101                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.160           1.207                  --
                                                               2004        1.151           1.160                  --
                                                               2003        1.000           1.151                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.179           1.215             589,302
                                                               2004        1.129           1.179             241,112
                                                               2003        1.000           1.129                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.120           1.143             142,759
                                                               2004        1.089           1.120             102,335
                                                               2003        1.000           1.089                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.231           1.284              30,949
                                                               2004        1.140           1.231                  --
                                                               2003        1.000           1.140                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.173           1.189              69,100
                                                               2004        1.122           1.173              23,773
                                                               2003        1.000           1.122                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.185           1.262                  --
                                                               2004        1.136           1.185                  --
                                                               2003        1.000           1.136                  --

   Equity Income Portfolio (10/00)..........................   2005        1.218           1.246              45,518
                                                               2004        1.132           1.218                  --
                                                               2003        1.000           1.132                  --

   Large Cap Portfolio (6/00)...............................   2005        1.172           1.247               1,666
                                                               2004        1.123           1.172                  --
                                                               2003        1.000           1.123                  --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.106                  --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.007           1.017                  --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.008           1.051                  --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.084                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.028                  --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.236           1.357                  --
                                                               2004        1.090           1.236                  --
                                                               2003        1.000           1.090                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
MFS Emerging Growth Portfolio (2/00).....................      2005        1.220           1.183                  --
                                                               2004        1.105           1.220                  --
                                                               2003        1.000           1.105                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.264           1.276               6,041
                                                               2004        1.132           1.264                  --
                                                               2003        1.000           1.132                  --

MFS Total Return Portfolio (7/00)........................      2005        1.177           1.187              96,384
                                                               2004        1.078           1.177               9,432
                                                               2003        1.000           1.078                  --

MFS Value Portfolio (5/04)...............................      2005        1.117           1.164             125,223
                                                               2004        1.000           1.117                  --

Mondrian International Stock Portfolio (3/02)............      2005        1.313           1.408               3,713
                                                               2004        1.158           1.313                  --
                                                               2003        1.000           1.158                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.226           1.273                  --
                                                               2004        1.127           1.226                  --
                                                               2003        1.000           1.127                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.036           1.036                  --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.091           1.107             119,462
                                                               2004        1.000           1.091                  --

Strategic Equity Portfolio (6/00)........................      2005        1.205           1.204                  --
                                                               2004        1.116           1.205                  --
                                                               2003        1.000           1.116                  --

Style Focus Series: Small Cap Growth Portfolio (6/05)....      2005        1.026           1.112                  --

Style Focus Series: Small Cap Value Portfolio (5/05).....      2005        1.000           1.107                  --

Travelers Managed Income Portfolio (7/00)................      2005        1.036           1.029              27,974
                                                               2004        1.029           1.036              21,513
                                                               2003        1.000           1.029                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.148           1.212                  --
                                                               2004        1.128           1.148                  --
                                                               2003        1.000           1.128                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.988           0.990              12,201
                                                               2004        0.997           0.988                  --
                                                               2003        1.000           0.997                  --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.223           1.337             101,312
                                                               2004        1.136           1.223              12,861
                                                               2003        1.000           1.136                  --

   Smith Barney High Income Portfolio (8/00)................   2005        1.191           1.197             129,198
                                                               2004        1.101           1.191              58,956
                                                               2003        1.000           1.101                  --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.148           1.183               6,605
                                                               2004        1.169           1.148                  --
                                                               2003        1.000           1.169                  --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.252           1.328               3,622
                                                               2004        1.158           1.252                  --
                                                               2003        1.000           1.158                  --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.982           0.989                  --
                                                               2004        0.994           0.982                  --
                                                               2003        1.000           0.994                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.169           1.236                  --
                                                               2004        1.115           1.169                  --
                                                               2003        1.000           1.115                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.397           1.436               2,459
                                                               2004        1.234           1.397                  --
                                                               2003        1.000           1.234                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.288           1.474             120,962
                                                               2004        1.141           1.288              21,572
                                                               2003        1.000           1.141                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.462           1.690              45,068
                                                               2004        1.198           1.462                  --
                                                               2003        1.000           1.198                  --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.382           1.597             144,490
                                                               2004        1.183           1.382              85,167
                                                               2003        0.968           1.183              62,369
                                                               2002        1.000           0.968                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.349           1.380             863,304
                                                               2004        1.241           1.349             671,346
                                                               2003        0.960           1.241             324,534
                                                               2002        1.000           0.960                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.211           1.360             551,459
                                                               2004        1.143           1.211             216,941
                                                               2003        0.948           1.143              66,077
                                                               2002        1.000           0.948                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.445           1.612           5,479,126
                                                               2004        1.302           1.445           3,301,874
                                                               2003        0.984           1.302             560,403
                                                               2002        1.000           0.984                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.413           1.606          15,362,612
                                                               2004        1.285           1.413           9,273,858
                                                               2003        0.960           1.285           2,482,245
                                                               2002        1.000           0.960                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.357           1.404          18,636,981
                                                               2004        1.257           1.357          12,269,497
                                                               2003        0.971           1.257           2,985,394
                                                               2002        1.000           0.971                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.692           1.773             621,716
                                                               2004        1.317           1.692             363,487

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Delaware VIP REIT Series -- Standard Class (continued)...   2003        1.005           1.317             141,660
                                                               2002        1.000           1.005                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.291             491,266
                                                               2004        1.073           1.199             200,346
                                                               2003        1.000           1.073                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.289             558,937
                                                               2004        1.067           1.197             213,448
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.030             473,972

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.417           1.452           1,496,822
                                                               2004        1.300           1.417           1,111,279
                                                               2003        0.969           1.300             297,552
                                                               2002        1.000           0.969                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.340           1.448           3,992,826
                                                               2004        1.217           1.340           2,095,459
                                                               2003        0.994           1.217             723,595
                                                               2002        1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.756           2.188           1,505,095
                                                               2004        1.440           1.756             466,250
                                                               2003        1.000           1.440              91,391

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.481           1.596           4,568,600
                                                               2004        1.278           1.481           2,330,211
                                                               2003        0.989           1.278             519,279
                                                               2002        1.000           0.989                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.431           1.524           2,064,621
                                                               2004        1.262           1.431             594,562
                                                               2003        0.976           1.262             206,659
                                                               2002        1.000           0.976                  --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.265           1.290           5,012,226
                                                               2004        1.190           1.265           4,141,171
                                                               2003        0.977           1.190           1,561,246
                                                               2002        1.000           0.977                  --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.152           1.155           3,581,641
                                                               2004        1.103           1.152           2,920,201
                                                               2003        1.010           1.103             887,819
                                                               2002        1.000           1.010                  --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.302           1.327           2,839,502
                                                               2004        1.208           1.302           2,252,137
                                                               2003        0.967           1.208           1,148,700
                                                               2002        1.000           0.967                  --

   Fundamental Value Portfolio (6/00).......................   2005        1.385           1.419           9,239,878
                                                               2004        1.309           1.385           8,216,033
                                                               2003        0.966           1.309           2,834,488
                                                               2002        1.000           0.966                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.525           1.671              71,823
                                                               2004        1.295           1.525              17,001
                                                               2003        0.983           1.295               9,106
                                                               2002        1.000           0.983                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.492           1.517             896,870
                                                               2004        1.328           1.492             512,682
                                                               2003        1.000           1.328              58,521

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.363           1.376           2,139,915
                                                               2004        1.237           1.363           1,226,122
                                                               2003        1.000           1.237             154,434

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.519           1.608           2,921,421
                                                               2004        1.252           1.519           1,430,939
                                                               2003        1.000           1.252             131,586

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.110           1.108           4,183,574
                                                               2004        1.042           1.110           2,075,669
                                                               2003        1.000           1.042             364,430

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.066           1.067          16,295,872
                                                               2004        1.039           1.066          11,030,522
                                                               2003        1.012           1.039           4,444,217
                                                               2002        1.000           1.012                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.420           1.557             503,884
                                                               2004        1.249           1.420             507,731
                                                               2003        0.994           1.249             378,045
                                                               2002        1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.764           1.846           1,127,527
                                                               2004        1.429           1.764             802,610
                                                               2003        0.977           1.429             446,380
                                                               2002        1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.382           1.406           3,274,732
                                                               2004        1.305           1.382           2,835,223
                                                               2003        0.960           1.305           1,303,133
                                                               2002        1.000           0.960                  --

   Investors Fund -- Class I (1/01).........................   2005        1.338           1.394           1,852,362
                                                               2004        1.240           1.338           1,547,557
                                                               2003        0.958           1.240             657,293
                                                               2002        1.000           0.958                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.589           1.630             758,509
                                                               2004        1.412           1.589             681,109
                                                               2003        0.970           1.412             195,339
                                                               2002        1.000           0.970                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.175           1.147             663,758
                                                               2004        1.163           1.175             499,442
                                                               2003        0.963           1.163             171,776
                                                               2002        1.000           0.963                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.268           1.318              64,976
                                                               2004        1.260           1.268              30,641
                                                               2003        0.960           1.260              15,353
                                                               2002        1.000           0.960                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.299           1.337          21,918,724
                                                               2004        1.245           1.299          14,950,399
                                                               2003        0.969           1.245           3,309,858
                                                               2002        1.000           0.969                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.199           1.222          19,350,145
                                                               2004        1.168           1.199          13,207,492
                                                               2003        0.979           1.168           2,672,484
                                                               2002        1.000           0.979                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.335           1.390           4,997,367
                                                               2004        1.238           1.335           2,387,094
                                                               2003        0.962           1.238             490,264
                                                               2002        1.000           0.962                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.266           1.282           3,120,861
                                                               2004        1.213           1.266           1,741,885
                                                               2003        0.961           1.213             576,357
                                                               2002        1.000           0.961                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.273           1.353             533,485
                                                               2004        1.222           1.273             433,213
                                                               2003        0.967           1.222             173,834
                                                               2002        1.000           0.967                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Equity Income Portfolio (10/00)..........................      2005        1.320           1.349           3,470,760
                                                               2004        1.229           1.320           2,356,302
                                                               2003        0.958           1.229             933,491
                                                               2002        1.000           0.958                  --

Large Cap Portfolio (6/00)...............................      2005        1.227           1.304             761,388
                                                               2004        1.178           1.227             638,667
                                                               2003        0.966           1.178             246,621
                                                               2002        1.000           0.966                  --

Managed Allocation Series: Aggressive Portfolio (5/05)...      2005        1.000           1.105                 474

Managed Allocation Series: Conservative Portfolio
(7/05)...................................................      2005        1.007           1.017                  --

Managed Allocation Series: Moderate Portfolio (6/05).....      2005        1.008           1.050             113,761

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.000           1.083             238,769

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.028               8,861

Mercury Large Cap Core Portfolio (6/00)..................      2005        1.306           1.431             360,257
                                                               2004        1.153           1.306             236,555
                                                               2003        0.973           1.153             123,529
                                                               2002        1.000           0.973                  --

MFS Emerging Growth Portfolio (2/00).....................      2005        1.351           1.310                  --
                                                               2004        1.226           1.351             237,712
                                                               2003        0.971           1.226             131,311
                                                               2002        1.000           0.971                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.456           1.467             662,001
                                                               2004        1.305           1.456             183,666
                                                               2003        0.974           1.305             138,108
                                                               2002        1.000           0.974                  --

MFS Total Return Portfolio (7/00)........................      2005        1.224           1.232          12,161,644
                                                               2004        1.123           1.224           8,449,630

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
MFS Total Return Portfolio (continued)...................      2003        0.986           1.123           3,040,252
                                                               2002        1.000           0.986                  --

MFS Value Portfolio (5/04)...............................      2005        1.116           1.162             692,556
                                                               2004        1.000           1.116             152,817

Mondrian International Stock Portfolio (3/02)............      2005        1.425           1.526           1,407,512
                                                               2004        1.259           1.425             820,537
                                                               2003        1.001           1.259              85,856
                                                               2002        1.000           1.001                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.315           1.363             524,811
                                                               2004        1.210           1.315             202,670
                                                               2003        1.000           1.210               4,367

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.036           1.036                  --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.089           1.104           3,120,622
                                                               2004        1.000           1.089             438,335

Strategic Equity Portfolio (6/00)........................      2005        1.354           1.351             459,855
                                                               2004        1.256           1.354             421,151
                                                               2003        0.969           1.256             331,406
                                                               2002        1.000           0.969                  --

Style Focus Series: Small Cap Growth Portfolio (6/05)....      2005        1.026           1.111               8,175

Style Focus Series: Small Cap Value Portfolio (5/05).....      2005        1.000           1.106                  --

Travelers Managed Income Portfolio (7/00)................      2005        1.081           1.072           5,358,347
                                                               2004        1.075           1.081           4,415,032
                                                               2003        1.014           1.075           1,389,623
                                                               2002        1.000           1.014                  --

Van Kampen Enterprise Portfolio (4/00)...................      2005        1.205           1.270             242,757
                                                               2004        1.186           1.205             112,094
                                                               2003        0.966           1.186             157,881
                                                               2002        1.000           0.966                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.986           0.987           2,390,703
                                                               2004        0.997           0.986           1,892,813
                                                               2003        1.000           0.997              14,435

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.344           1.467          11,136,013
                                                               2004        1.250           1.344           8,924,780
                                                               2003        0.951           1.250           2,994,791
                                                               2002        1.000           0.951                  --

   Smith Barney High Income Portfolio (8/00)................   2005        1.356           1.361           5,049,829
                                                               2004        1.256           1.356           3,993,608
                                                               2003        1.007           1.256           1,647,756
                                                               2002        1.000           1.007                  --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.339           1.378           3,424,059
                                                               2004        1.365           1.339           3,125,256
                                                               2003        0.946           1.365           1,176,777
                                                               2002        1.000           0.946                  --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.338           1.417           1,933,083
                                                               2004        1.239           1.338           1,628,496
                                                               2003        0.977           1.239             733,971
                                                               2002        1.000           0.977                  --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.970           0.975           3,019,588
                                                               2004        0.984           0.970           2,251,784
                                                               2003        0.999           0.984             888,448
                                                               2002        1.000           0.999                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.250           1.319             148,862
                                                               2004        1.195           1.250             104,386
                                                               2003        0.959           1.195              55,188
                                                               2002        1.000           0.959                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.529           1.568             449,352
                                                               2004        1.353           1.529             361,221

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2003        0.974           1.353             162,355
                                                               2002        1.000           0.974                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.403           1.603           6,370,669
                                                               2004        1.244           1.403           3,260,531
                                                               2003        0.991           1.244           1,112,778
                                                               2002        1.000           0.991                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.625           1.875           4,190,757
                                                               2004        1.333           1.625           2,561,023
                                                               2003        0.986           1.333             731,326
                                                               2002        1.000           0.986                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.000           1.165                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.000           1.008                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.000           1.155                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.000           1.116                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.000           1.143               7,957

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.000           1.039                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.000           1.083                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.000           1.076                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.000           1.102                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares (5/05)   2005        1.000           1.029               8,420

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.000           1.051                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.000           1.079               8,302

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.000           1.207                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.000           1.071                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.000           1.061                  --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.000           1.013                  --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.000           0.994                  --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.000           1.025                  --

   Fundamental Value Portfolio (6/00).......................   2005        1.000           1.038                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.000           1.103                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.000           1.028                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.000           1.023                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.000           1.073                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.000           0.989                  --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.000           0.998              13,117

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.000           1.095                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.000           1.053                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.000           1.033                  --

   Investors Fund -- Class I (1/01).........................   2005        1.000           1.045                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.000           1.074                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.000           0.978                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.000           1.042                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.000           1.042                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.000           1.028             142,365

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.000           1.052              97,903

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.000           1.017                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.000           1.079                  --

   Equity Income Portfolio (10/00)..........................   2005        1.000           1.028                  --

   Large Cap Portfolio (6/00)...............................   2005        1.000           1.074                  --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.105                  --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.006           1.016                  --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.007           1.050                  --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.083                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.027                  --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.000           1.089                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   MFS Emerging Growth Portfolio (2/00).....................   2005        1.000           0.998                  --

   MFS Mid Cap Growth Portfolio (3/02)......................   2005        1.000           1.045                  --

   MFS Total Return Portfolio (7/00)........................   2005        1.000           1.008                  --

   MFS Value Portfolio (5/04)...............................   2005        1.000           1.034                  --

   Mondrian International Stock Portfolio (3/02)............   2005        1.000           1.067                  --

   Pioneer Fund Portfolio (5/03)............................   2005        1.000           1.043                  --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.036           1.035                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.000           1.005                  --

   Strategic Equity Portfolio (6/00)........................   2005        1.000           1.042                  --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.026           1.110                  --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.106                  --

   Travelers Managed Income Portfolio (7/00)................   2005        1.000           0.987                  --

   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.000           1.070                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        1.000           1.000                  --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.000           1.107                  --

   Smith Barney High Income Portfolio (8/00)................   2005        1.000           0.996                  --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.000           1.054                  --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.000           1.068                  --

   Smith Barney Money Market Portfolio (2/00)...............   2005        1.000           1.005                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.000           1.073                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.000           1.074                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.000           1.132                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.000           1.138                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.335           1.541              68,905
                                                               2004        1.143           1.335                  --
                                                               2003        1.000           1.143                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.215           1.242             111,636
                                                               2004        1.119           1.215                  --
                                                               2003        1.000           1.119                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.155           1.296              26,995
                                                               2004        1.092           1.155                  --
                                                               2003        1.000           1.092                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.315           1.465           1,016,509
                                                               2004        1.186           1.315              12,546
                                                               2003        1.000           1.186                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.261           1.432           3,527,301
                                                               2004        1.148           1.261             176,039
                                                               2003        1.000           1.148                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.235           1.277           3,353,279
                                                               2004        1.145           1.235             116,974
                                                               2003        1.000           1.145                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.465           1.534             178,945
                                                               2004        1.142           1.465                  --
                                                               2003        1.000           1.142                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.289             105,878
                                                               2004        1.073           1.197               2,361
                                                               2003        1.000           1.073                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.195           1.286             364,009
                                                               2004        1.066           1.195               4,323
                                                               2003        1.000           1.066                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.029           1,574,335

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.297           1.328              35,814
                                                               2004        1.191           1.297               7,965
                                                               2003        1.000           1.191                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.228           1.326           1,018,600
                                                               2004        1.116           1.228               8,874
                                                               2003        1.000           1.116                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.537           1.913             605,698
                                                               2004        1.261           1.537                  --
                                                               2003        1.000           1.261                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.359           1.463             831,353
                                                               2004        1.174           1.359                  --
                                                               2003        1.000           1.174                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.315           1.398             740,845
                                                               2004        1.160           1.315              13,918
                                                               2003        1.000           1.160                  --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.188           1.211             713,566
                                                               2004        1.118           1.188              76,543
                                                               2003        1.000           1.118                  --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.101           1.103              64,928
                                                               2004        1.056           1.101              19,932
                                                               2003        1.000           1.056                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.215           1.237             779,368
                                                               2004        1.129           1.215              76,132
                                                               2003        1.000           1.129                  --

   Fundamental Value Portfolio (6/00).......................   2005        1.234           1.263             585,496
                                                               2004        1.167           1.234              44,212
                                                               2003        1.000           1.167                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.342           1.469              13,248
                                                               2004        1.140           1.342                  --
                                                               2003        1.000           1.140                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.315           1.336             212,912
                                                               2004        1.172           1.315                  --
                                                               2003        1.000           1.172                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.253           1.264             394,021
                                                               2004        1.139           1.253              23,251
                                                               2003        1.000           1.139                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.399           1.479             780,376
                                                               2004        1.155           1.399              29,210
                                                               2003        1.000           1.155                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.111           1.108             971,586
                                                               2004        1.045           1.111              87,192
                                                               2003        1.000           1.045                  --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.048           1.049           2,187,620
                                                               2004        1.023           1.048              92,831
                                                               2003        1.000           1.023                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.338           1.467                  --
                                                               2004        1.179           1.338                  --
                                                               2003        1.000           1.179                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.523           1.592             237,163
                                                               2004        1.235           1.523                  --
                                                               2003        1.000           1.235                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.236           1.257                  --
                                                               2004        1.169           1.236                  --
                                                               2003        1.000           1.169                  --

   Investors Fund -- Class I (1/01).........................   2005        1.235           1.285              45,577
                                                               2004        1.146           1.235                  --
                                                               2003        1.000           1.146                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.389           1.423              24,636
                                                               2004        1.235           1.389               4,834
                                                               2003        1.000           1.235                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.111           1.083              59,581
                                                               2004        1.100           1.111                  --
                                                               2003        1.000           1.100                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.156           1.200                  --
                                                               2004        1.150           1.156                  --
                                                               2003        1.000           1.150                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.174           1.208           2,300,292
                                                               2004        1.128           1.174              33,414
                                                               2003        1.000           1.128                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.116           1.136           4,734,449
                                                               2004        1.088           1.116             405,533
                                                               2003        1.000           1.088                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.226           1.276           1,206,797
                                                               2004        1.139           1.226              15,706
                                                               2003        1.000           1.139                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.169           1.182             536,248
                                                               2004        1.121           1.169              26,484
                                                               2003        1.000           1.121                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.181           1.255              49,939
                                                               2004        1.135           1.181               9,847
                                                               2003        1.000           1.135                  --

   Equity Income Portfolio (10/00)..........................   2005        1.214           1.239             623,080
                                                               2004        1.131           1.214              38,632
                                                               2003        1.000           1.131                  --

   Large Cap Portfolio (6/00)...............................   2005        1.168           1.240              60,974
                                                               2004        1.122           1.168                  --
                                                               2003        1.000           1.122                  --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.104             295,809

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.006           1.016              31,450

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.007           1.050             292,696

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.083             132,397

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.027                  --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.232           1.349              10,886
                                                               2004        1.088           1.232               6,671
                                                               2003        1.000           1.088                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
MFS Emerging Growth Portfolio (2/00).....................      2005        1.216           1.178                  --
                                                               2004        1.104           1.216                  --
                                                               2003        1.000           1.104                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.260           1.269              38,726
                                                               2004        1.131           1.260                  --
                                                               2003        1.000           1.131                  --

MFS Total Return Portfolio (7/00)........................      2005        1.173           1.180           1,039,277
                                                               2004        1.077           1.173              63,089
                                                               2003        1.000           1.077                  --

MFS Value Portfolio (5/04)...............................      2005        1.115           1.160             365,164
                                                               2004        1.000           1.115                  --

Mondrian International Stock Portfolio (3/02)............      2005        1.308           1.400             248,371
                                                               2004        1.157           1.308               2,184
                                                               2003        1.000           1.157                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.222           1.265             121,433
                                                               2004        1.126           1.222                  --
                                                               2003        1.000           1.126                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.036           1.035               3,792

Pioneer Strategic Income Portfolio (5/04)................      2005        1.089           1.102             897,033
                                                               2004        1.000           1.089               8,613

Strategic Equity Portfolio (6/00)........................      2005        1.201           1.197              26,075
                                                               2004        1.115           1.201                  --
                                                               2003        1.000           1.115                  --

Style Focus Series: Small Cap Growth Portfolio (6/05)....      2005        1.026           1.110              18,294

Style Focus Series: Small Cap Value Portfolio (5/05).....      2005        1.000           1.106              23,495

Travelers Managed Income Portfolio (7/00)................      2005        1.033           1.023             746,775
                                                               2004        1.028           1.033              53,765
                                                               2003        1.000           1.028                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.144           1.205               8,031
                                                               2004        1.127           1.144                  --
                                                               2003        1.000           1.127                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.985           0.985             488,307
                                                               2004        0.997           0.985             103,512
                                                               2003        1.000           0.997                  --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.219           1.329             999,469
                                                               2004        1.135           1.219             115,318
                                                               2003        1.000           1.135                  --

   Smith Barney High Income Portfolio (8/00)................   2005        1.187           1.190             843,903
                                                               2004        1.100           1.187              71,552
                                                               2003        1.000           1.100                  --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.144           1.176             409,917
                                                               2004        1.167           1.144                  --
                                                               2003        1.000           1.167                  --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.248           1.321             621,784
                                                               2004        1.157           1.248             250,879
                                                               2003        1.000           1.157                  --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.978           0.983              42,742
                                                               2004        0.993           0.978             131,110
                                                               2003        1.000           0.993                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.165           1.228               3,556
                                                               2004        1.114           1.165                  --
                                                               2003        1.000           1.114                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.393           1.427              93,979
                                                               2004        1.233           1.393                  --
                                                               2003        1.000           1.233                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.284           1.466           1,643,270
                                                               2004        1.140           1.284                  --
                                                               2003        1.000           1.140                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.457           1.680             916,237
                                                               2004        1.197           1.457               7,282
                                                               2003        1.000           1.197                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.334           1.540                  --
                                                               2004        1.143           1.334                  --
                                                               2003        1.000           1.143                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.215           1.240                  --
                                                               2004        1.119           1.215                  --
                                                               2003        1.000           1.119                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.155           1.295               9,401
                                                               2004        1.092           1.155               9,401
                                                               2003        1.000           1.092                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.314           1.464              32,381
                                                               2004        1.186           1.314              13,351
                                                               2003        1.000           1.186                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.260           1.430             124,523
                                                               2004        1.148           1.260              90,549
                                                               2003        1.000           1.148                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.234           1.275             230,747
                                                               2004        1.145           1.234             147,383
                                                               2003        1.000           1.145                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.464           1.532                  --
                                                               2004        1.142           1.464                  --
                                                               2003        1.000           1.142                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.287               3,359
                                                               2004        1.073           1.197               3,366
                                                               2003        1.000           1.073                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.195           1.284                  --
                                                               2004        1.066           1.195                  --
                                                               2003        1.000           1.066                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.028                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.296           1.326               8,333
                                                               2004        1.191           1.296               8,333
                                                               2003        1.000           1.191                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.227           1.325                  --
                                                               2004        1.116           1.227                  --
                                                               2003        1.000           1.116                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.536           1.911                  --
                                                               2004        1.261           1.536                  --
                                                               2003        1.000           1.261                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.359           1.461              35,488
                                                               2004        1.174           1.359              31,246
                                                               2003        1.000           1.174                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.314           1.396                  --
                                                               2004        1.160           1.314                  --
                                                               2003        1.000           1.160                  --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.188           1.209                  --
                                                               2004        1.118           1.188                  --
                                                               2003        1.000           1.118                  --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.100           1.102                  --
                                                               2004        1.056           1.100                  --
                                                               2003        1.000           1.056                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.214           1.236              39,357
                                                               2004        1.128           1.214              39,382
                                                               2003        1.000           1.128                  --

   Fundamental Value Portfolio (6/00).......................   2005        1.233           1.262              24,495
                                                               2004        1.167           1.233              24,497
                                                               2003        1.000           1.167                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.341           1.467                  --
                                                               2004        1.140           1.341                  --
                                                               2003        1.000           1.140                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.314           1.334                  --
                                                               2004        1.172           1.314                  --
                                                               2003        1.000           1.172                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.253           1.263              52,007
                                                               2004        1.139           1.253              52,007
                                                               2003        1.000           1.139                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.398           1.477              24,317
                                                               2004        1.154           1.398              24,317
                                                               2003        1.000           1.154                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.111           1.107              63,130
                                                               2004        1.044           1.111              91,442
                                                               2003        1.000           1.044                  --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.048           1.048              50,113
                                                               2004        1.023           1.048              52,357
                                                               2003        1.000           1.023                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.337           1.465                  --
                                                               2004        1.179           1.337                  --
                                                               2003        1.000           1.179                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.521           1.590                  --
                                                               2004        1.235           1.521                  --
                                                               2003        1.000           1.235                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.236           1.255                  --
                                                               2004        1.168           1.236                  --
                                                               2003        1.000           1.168                  --

   Investors Fund -- Class I (1/01).........................   2005        1.234           1.284              16,271
                                                               2004        1.146           1.234              16,271
                                                               2003        1.000           1.146                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.388           1.421                  --
                                                               2004        1.235           1.388                  --
                                                               2003        1.000           1.235                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.110           1.082              19,945
                                                               2004        1.100           1.110               8,038
                                                               2003        1.000           1.100                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.155           1.199                  --
                                                               2004        1.150           1.155                  --
                                                               2003        1.000           1.150                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.174           1.206             201,777
                                                               2004        1.127           1.174             189,237
                                                               2003        1.000           1.127                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.115           1.135             144,956
                                                               2004        1.088           1.115              72,324
                                                               2003        1.000           1.088                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.226           1.275              28,156
                                                               2004        1.139           1.226              28,156
                                                               2003        1.000           1.139                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.168           1.181              74,225
                                                               2004        1.121           1.168              76,081
                                                               2003        1.000           1.121                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.180           1.253                  --
                                                               2004        1.135           1.180                  --
                                                               2003        1.000           1.135                  --

   Equity Income Portfolio (10/00)..........................   2005        1.213           1.238               3,810
                                                               2004        1.131           1.213               3,818
                                                               2003        1.000           1.131                  --

   Large Cap Portfolio (6/00)...............................   2005        1.167           1.238                  --
                                                               2004        1.122           1.167                  --
                                                               2003        1.000           1.122                  --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.104                  --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.006           1.016                  --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.007           1.049                  --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.082                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.027                  --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.231           1.347                  --
                                                               2004        1.088           1.231                  --
                                                               2003        1.000           1.088                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
MFS Emerging Growth Portfolio (2/00).....................      2005        1.215           1.177                  --
                                                               2004        1.104           1.215                  --
                                                               2003        1.000           1.104                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.259           1.267                  --
                                                               2004        1.130           1.259                  --
                                                               2003        1.000           1.130                  --

MFS Total Return Portfolio (7/00)........................      2005        1.172           1.178             246,576
                                                               2004        1.077           1.172             231,817
                                                               2003        1.000           1.077                  --

MFS Value Portfolio (5/04)...............................      2005        1.115           1.159                  --
                                                               2004        1.000           1.115                  --

Mondrian International Stock Portfolio (3/02)............      2005        1.308           1.398             158,688
                                                               2004        1.157           1.308              33,663
                                                               2003        1.000           1.157                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.221           1.264                  --
                                                               2004        1.126           1.221                  --
                                                               2003        1.000           1.126                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.035           1.035                  --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.088           1.102              72,342
                                                               2004        1.000           1.088              76,457

Strategic Equity Portfolio (6/00)........................      2005        1.200           1.196               9,423
                                                               2004        1.115           1.200               9,423
                                                               2003        1.000           1.115                  --

Style Focus Series: Small Cap Growth Portfolio (6/05)....      2005        1.026           1.110                  --

Style Focus Series: Small Cap Value Portfolio (5/05).....      2005        1.000           1.105                  --

Travelers Managed Income Portfolio (7/00)................      2005        1.032           1.021                  --
                                                               2004        1.028           1.032                  --
                                                               2003        1.000           1.028                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.143           1.203                  --
                                                               2004        1.127           1.143                  --
                                                               2003        1.000           1.127                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.984           0.983                  --
                                                               2004        0.996           0.984                  --
                                                               2003        1.000           0.996                  --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.218           1.327              26,491
                                                               2004        1.134           1.218               9,044
                                                               2003        1.000           1.134                  --

   Smith Barney High Income Portfolio (8/00)................   2005        1.186           1.188              17,398
                                                               2004        1.100           1.186              17,398
                                                               2003        1.000           1.100                  --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.144           1.175              47,540
                                                               2004        1.167           1.144              47,540
                                                               2003        1.000           1.167                  --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.247           1.319                  --
                                                               2004        1.157           1.247                  --
                                                               2003        1.000           1.157                  --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.978           0.981              13,119
                                                               2004        0.993           0.978                  --
                                                               2003        1.000           0.993                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.164           1.227                  --
                                                               2004        1.114           1.164                  --
                                                               2003        1.000           1.114                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.392           1.425                  --
                                                               2004        1.233           1.392                  --
                                                               2003        1.000           1.233                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.283           1.464               3,164
                                                               2004        1.139           1.283                  --
                                                               2003        1.000           1.139                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.456           1.678               8,322
                                                               2004        1.196           1.456               8,322
                                                               2003        1.000           1.196                  --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.377           1.588                  --
                                                               2004        1.180           1.377                  --
                                                               2003        0.968           1.180                  --
                                                               2002        1.000           0.968                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.344           1.372               3,686
                                                               2004        1.238           1.344               3,990
                                                               2003        0.960           1.238                  --
                                                               2002        1.000           0.960                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.206           1.352                  --
                                                               2004        1.141           1.206                  --
                                                               2003        0.947           1.141                  --
                                                               2002        1.000           0.947                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.439           1.602             138,235
                                                               2004        1.299           1.439             117,326
                                                               2003        0.984           1.299              27,500
                                                               2002        1.000           0.984                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.408           1.596             400,790
                                                               2004        1.282           1.408             310,557
                                                               2003        0.960           1.282              18,290
                                                               2002        1.000           0.960                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.352           1.396             698,656
                                                               2004        1.255           1.352             519,464
                                                               2003        0.971           1.255              98,877
                                                               2002        1.000           0.971                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.685           1.763              16,074
                                                               2004        1.314           1.685              15,026

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Delaware VIP REIT Series -- Standard Class (continued)...   2003        1.005           1.314                  --
                                                               2002        1.000           1.005                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.196           1.286             121,502
                                                               2004        1.073           1.196              81,602
                                                               2003        1.000           1.073                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.194           1.283              50,696
                                                               2004        1.066           1.194              23,600
                                                               2003        1.000           1.066                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.028                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.411           1.443              53,779
                                                               2004        1.297           1.411              76,355
                                                               2003        0.968           1.297               4,318
                                                               2002        1.000           0.968                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.334           1.440             109,818
                                                               2004        1.214           1.334              66,367
                                                               2003        0.994           1.214                  --
                                                               2002        1.000           0.994                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.750           2.176              77,549
                                                               2004        1.438           1.750              48,873
                                                               2003        1.000           1.438               3,951

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.475           1.586             319,848
                                                               2004        1.275           1.475             261,521
                                                               2003        0.988           1.275              22,009
                                                               2002        1.000           0.988                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.425           1.514              34,123
                                                               2004        1.259           1.425              18,185
                                                               2003        0.976           1.259                  --
                                                               2002        1.000           0.976                  --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.260           1.283             206,001
                                                               2004        1.187           1.260             169,184
                                                               2003        0.977           1.187               4,463
                                                               2002        1.000           0.977                  --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.147           1.148              48,239
                                                               2004        1.101           1.147              21,561
                                                               2003        1.010           1.101                  --
                                                               2002        1.000           1.010                  --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.296           1.319              57,517
                                                               2004        1.205           1.296              56,683
                                                               2003        0.967           1.205               4,400
                                                               2002        1.000           0.967                  --

   Fundamental Value Portfolio (6/00).......................   2005        1.379           1.410             222,410
                                                               2004        1.306           1.379             246,905
                                                               2003        0.965           1.306                  --
                                                               2002        1.000           0.965                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.519           1.661              12,120
                                                               2004        1.292           1.519               5,260
                                                               2003        0.983           1.292                  --
                                                               2002        1.000           0.983                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.487           1.509             117,932
                                                               2004        1.326           1.487             115,028
                                                               2003        1.000           1.326              16,913

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.358           1.369              72,341
                                                               2004        1.236           1.358              45,415
                                                               2003        1.000           1.236                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.514           1.599             143,324
                                                               2004        1.251           1.514              85,876
                                                               2003        1.000           1.251              33,139

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.106           1.102              90,023
                                                               2004        1.041           1.106              76,552
                                                               2003        1.000           1.041               4,873

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.061           1.061             438,654
                                                               2004        1.037           1.061             341,573
                                                               2003        1.012           1.037              37,287
                                                               2002        1.000           1.012                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.414           1.548                  --
                                                               2004        1.247           1.414                  --
                                                               2003        0.994           1.247                  --
                                                               2002        1.000           0.994                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.756           1.835                  --
                                                               2004        1.426           1.756                  --
                                                               2003        0.977           1.426                  --
                                                               2002        1.000           0.977                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.376           1.397              44,222
                                                               2004        1.302           1.376              56,429
                                                               2003        0.960           1.302                  --
                                                               2002        1.000           0.960                  --

   Investors Fund -- Class I (1/01).........................   2005        1.333           1.386              19,317
                                                               2004        1.238           1.333              14,772
                                                               2003        0.958           1.238                  --
                                                               2002        1.000           0.958                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.583           1.620               5,170
                                                               2004        1.409           1.583              10,091
                                                               2003        0.969           1.409                  --
                                                               2002        1.000           0.969                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.170           1.140              19,018
                                                               2004        1.160           1.170              29,127
                                                               2003        0.963           1.160                  --
                                                               2002        1.000           0.963                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.262           1.310                  --
                                                               2004        1.258           1.262                  --
                                                               2003        0.960           1.258                  --
                                                               2002        1.000           0.960                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.293           1.328             798,683
                                                               2004        1.243           1.293             766,304
                                                               2003        0.969           1.243             177,618
                                                               2002        1.000           0.969                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.194           1.215             685,244
                                                               2004        1.165           1.194             335,517
                                                               2003        0.979           1.165              22,380
                                                               2002        1.000           0.979                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.329           1.382             189,170
                                                               2004        1.235           1.329             153,504
                                                               2003        0.962           1.235                  --
                                                               2002        1.000           0.962                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.261           1.274              29,628
                                                               2004        1.210           1.261              25,430
                                                               2003        0.961           1.210                  --
                                                               2002        1.000           0.961                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.268           1.345              11,612
                                                               2004        1.220           1.268                  --
                                                               2003        0.967           1.220                  --
                                                               2002        1.000           0.967                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Equity Income Portfolio (10/00)..........................      2005        1.315           1.341              66,824
                                                               2004        1.226           1.315              50,384
                                                               2003        0.958           1.226               4,325
                                                               2002        1.000           0.958                  --

Large Cap Portfolio (6/00)...............................      2005        1.222           1.296                  --
                                                               2004        1.176           1.222                  --
                                                               2003        0.966           1.176                  --
                                                               2002        1.000           0.966                  --

Managed Allocation Series: Aggressive Portfolio (5/05)...      2005        1.000           1.104                  --

Managed Allocation Series: Conservative Portfolio
(7/05)...................................................      2005        1.006           1.015                  --

Managed Allocation Series: Moderate Portfolio (6/05).....      2005        1.007           1.049                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................      2005        1.000           1.082                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.027                  --

Mercury Large Cap Core Portfolio (6/00)..................      2005        1.301           1.422               3,795
                                                               2004        1.150           1.301               3,795
                                                               2003        0.973           1.150                  --
                                                               2002        1.000           0.973                  --

MFS Emerging Growth Portfolio (2/00).....................      2005        1.346           1.304                  --
                                                               2004        1.223           1.346              38,397
                                                               2003        0.971           1.223                  --
                                                               2002        1.000           0.971                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.450           1.458              58,156
                                                               2004        1.302           1.450              11,068
                                                               2003        0.974           1.302                  --
                                                               2002        1.000           0.974                  --

MFS Total Return Portfolio (7/00)........................      2005        1.219           1.225             446,074
                                                               2004        1.121           1.219             351,659

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
MFS Total Return Portfolio  (continued)..................      2003        0.986           1.121               4,696
                                                               2002        1.000           0.986                  --

MFS Value Portfolio (5/04)...............................      2005        1.114           1.158              23,589
                                                               2004        1.000           1.114               5,161

Mondrian International Stock Portfolio (3/02)............      2005        1.419           1.516              70,701
                                                               2004        1.256           1.419              51,990
                                                               2003        1.001           1.256               4,334
                                                               2002        1.000           1.001                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.310           1.355              49,236
                                                               2004        1.208           1.310              50,441
                                                               2003        1.000           1.208                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.035           1.034                  --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.088           1.101              78,141
                                                               2004        1.000           1.088              67,513

Strategic Equity Portfolio (6/00)........................      2005        1.348           1.343                  --
                                                               2004        1.254           1.348                  --
                                                               2003        0.969           1.254                  --
                                                               2002        1.000           0.969                  --

Style Focus Series: Small Cap Growth Portfolio (6/05)....      2005        1.026           1.109                  --

Style Focus Series: Small Cap Value Portfolio (5/05).....      2005        1.000           1.105                  --

Travelers Managed Income Portfolio (7/00)................      2005        1.077           1.065              62,950
                                                               2004        1.073           1.077              48,751
                                                               2003        1.014           1.073                  --
                                                               2002        1.000           1.014                  --

Van Kampen Enterprise Portfolio (4/00)...................      2005        1.200           1.263                  --
                                                               2004        1.184           1.200                  --
                                                               2003        0.966           1.184                  --
                                                               2002        1.000           0.966                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.983           0.982              71,556
                                                               2004        0.996           0.983              27,260
                                                               2003        1.000           0.996                  --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.339           1.459             193,981
                                                               2004        1.248           1.339             199,978
                                                               2003        0.951           1.248                  --
                                                               2002        1.000           0.951                  --

   Smith Barney High Income Portfolio (8/00)................   2005        1.351           1.352              28,027
                                                               2004        1.253           1.351              24,080
                                                               2003        1.007           1.253              18,529
                                                               2002        1.000           1.007                  --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.334           1.370              48,819
                                                               2004        1.362           1.334             147,968
                                                               2003        0.946           1.362                  --
                                                               2002        1.000           0.946                  --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.332           1.408              76,617
                                                               2004        1.236           1.332             178,711
                                                               2003        0.976           1.236                  --
                                                               2002        1.000           0.976                  --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.966           0.969              92,177
                                                               2004        0.982           0.966             138,012
                                                               2003        0.999           0.982                  --
                                                               2002        1.000           0.999                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.245           1.311                  --
                                                               2004        1.192           1.245                  --
                                                               2003        0.959           1.192                  --
                                                               2002        1.000           0.959                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.523           1.559               2,820
                                                               2004        1.350           1.523               2,820

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2003        0.974           1.350                  --
                                                               2002        1.000           0.974                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.397           1.594              88,318
                                                               2004        1.242           1.397              82,528
                                                               2003        0.991           1.242                  --
                                                               2002        1.000           0.991                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.618           1.864              87,770
                                                               2004        1.330           1.618              55,163
                                                               2003        0.986           1.330                  --
                                                               2002        1.000           0.986                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.168           1.347                  --
                                                               2004        1.000           1.168                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.080           1.102               2,694
                                                               2004        1.000           1.080                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.057           1.184                  --
                                                               2004        1.000           1.057                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.112           1.238              51,256
                                                               2004        1.000           1.112                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.085           1.230              20,229
                                                               2004        1.000           1.085                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.064           1.098              50,811
                                                               2004        1.000           1.064                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.287           1.345                  --
                                                               2004        1.000           1.287                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.116           1.199                  --
                                                               2004        1.000           1.116                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.118           1.201              14,061
                                                               2004        1.000           1.118                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.028              78,539

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.084           1.108                  --
                                                               2004        1.000           1.084                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.099           1.185               5,901
                                                               2004        1.000           1.099                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.260           1.567               1,955
                                                               2004        1.000           1.260                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.155           1.241              40,479
                                                               2004        1.000           1.155               6,678

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.119           1.188               5,883
                                                               2004        1.000           1.119                  --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.056           1.074               2,757
                                                               2004        1.000           1.056                  --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.069           1.070                  --
                                                               2004        1.000           1.069                  --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.069           1.087                  --
                                                               2004        1.000           1.069                  --

   Fundamental Value Portfolio (6/00).......................   2005        1.057           1.080                  --
                                                               2004        1.000           1.057                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.129           1.234                  --
                                                               2004        1.000           1.129                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.125           1.141                  --
                                                               2004        1.000           1.125                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.099           1.106              30,282
                                                               2004        1.000           1.099                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.160           1.224              30,129
                                                               2004        1.000           1.160                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.067           1.062               2,849
                                                               2004        1.000           1.067                  --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.043           1.043               2,902
                                                               2004        1.000           1.043                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.158           1.267                  --
                                                               2004        1.000           1.158                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.192           1.244                  --
                                                               2004        1.000           1.192                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.056           1.072                  --
                                                               2004        1.000           1.056                  --

   Investors Fund -- Class I (1/01).........................   2005        1.079           1.121                  --
                                                               2004        1.000           1.079                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.165           1.192                  --
                                                               2004        1.000           1.165                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.015           0.988                  --
                                                               2004        1.000           1.015                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.025           1.063                  --
                                                               2004        1.000           1.025                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.038           1.065             316,533
                                                               2004        1.000           1.038              52,148

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.030           1.048                  --
                                                               2004        1.000           1.030                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.066           1.107                  --
                                                               2004        1.000           1.066                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.032           1.042                  --
                                                               2004        1.000           1.032                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.054           1.118              27,665
                                                               2004        1.000           1.054                  --

   Equity Income Portfolio (10/00)..........................   2005        1.101           1.122                  --
                                                               2004        1.000           1.101                  --

   Large Cap Portfolio (6/00)...............................   2005        1.048           1.111               3,154
                                                               2004        1.000           1.048                  --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.103                  --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.006           1.015                  --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.007           1.049              38,334

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.081                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.026                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Mercury Large Cap Core Portfolio (6/00)..................      2005        1.123           1.227                  --
                                                               2004        1.000           1.123                  --

MFS Emerging Growth Portfolio (2/00).....................      2005        1.081           1.047                  --
                                                               2004        1.000           1.081                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.073           1.078                  --
                                                               2004        1.000           1.073                  --

MFS Total Return Portfolio (7/00)........................      2005        1.095           1.099               3,113
                                                               2004        1.000           1.095                  --

MFS Value Portfolio (5/04)...............................      2005        1.125           1.169              73,594
                                                               2004        1.000           1.125                  --

Mondrian International Stock Portfolio (3/02)............      2005        1.144           1.222                  --
                                                               2004        1.000           1.144                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.092           1.129                  --
                                                               2004        1.000           1.092                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.035           1.034               1,448

Pioneer Strategic Income Portfolio (5/04)................      2005        1.103           1.115              14,747
                                                               2004        1.000           1.103                  --

Strategic Equity Portfolio (6/00)........................      2005        1.097           1.092               9,511
                                                               2004        1.000           1.097                  --

Style Focus Series: Small Cap Growth Portfolio (6/05)....      2005        1.026           1.109                  --

Style Focus Series: Small Cap Value Portfolio (5/05).....      2005        1.000           1.105               3,127

Travelers Managed Income Portfolio (7/00)................      2005        1.028           1.016              48,093
                                                               2004        1.000           1.028               7,480

Van Kampen Enterprise Portfolio (4/00)...................      2005        1.036           1.089                  --
                                                               2004        1.000           1.036                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.997           0.995              49,181
                                                               2004        1.000           0.997               7,699

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.065           1.160               5,121
                                                               2004        1.000           1.065                  --

   Smith Barney High Income Portfolio (8/00)................   2005        1.084           1.085                  --
                                                               2004        1.000           1.084                  --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        0.989           1.015                  --
                                                               2004        1.000           0.989                  --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.094           1.155                  --
                                                               2004        1.000           1.094                  --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.993           0.995                  --
                                                               2004        1.000           0.993                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.058           1.114                  --
                                                               2004        1.000           1.058                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.168           1.195                  --
                                                               2004        1.000           1.168                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.107           1.261                  --
                                                               2004        1.000           1.107                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.226           1.411               2,517
                                                               2004        1.000           1.226                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.55%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.168           1.346                  --
                                                               2004        1.000           1.168                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.080           1.101                  --
                                                               2004        1.000           1.080                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.057           1.184                  --
                                                               2004        1.000           1.057                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.112           1.237              13,476
                                                               2004        1.000           1.112                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.085           1.229             299,256
                                                               2004        1.000           1.085              33,273

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.064           1.097             325,048
                                                               2004        1.000           1.064                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.286           1.344              13,433
                                                               2004        1.000           1.286                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.116           1.198               1,287
                                                               2004        1.000           1.116                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.118           1.200              89,941
                                                               2004        1.000           1.118                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.027               5,741

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.084           1.107              19,784
                                                               2004        1.000           1.084               9,872

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.099           1.184              50,654
                                                               2004        1.000           1.099                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.260           1.566                  --
                                                               2004        1.000           1.260                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.155           1.240              30,423
                                                               2004        1.000           1.155                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.118           1.187              83,827
                                                               2004        1.000           1.118                  --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.055           1.073              49,206
                                                               2004        1.000           1.055              33,887

   Diversified Strategic Income Portfolio (7/00)............   2005        1.069           1.069                  --
                                                               2004        1.000           1.069                  --

   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.069           1.086                  --
                                                               2004        1.000           1.069                  --

   Fundamental Value Portfolio (6/00).......................   2005        1.057           1.079                 728
                                                               2004        1.000           1.057                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.129           1.233                  --
                                                               2004        1.000           1.129                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.125           1.140               3,786
                                                               2004        1.000           1.125                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.098           1.106              21,268
                                                               2004        1.000           1.098                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.159           1.223              84,335
                                                               2004        1.000           1.159                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.066           1.061             234,345
                                                               2004        1.000           1.066                  --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.043           1.042             357,636
                                                               2004        1.000           1.043              56,684

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.158           1.266                  --
                                                               2004        1.000           1.158                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.192           1.243               2,876
                                                               2004        1.000           1.192                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.056           1.071                  --
                                                               2004        1.000           1.056                  --

   Investors Fund -- Class I (1/01).........................   2005        1.078           1.120              15,002
                                                               2004        1.000           1.078                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.165           1.191                  --
                                                               2004        1.000           1.165                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.015           0.987                  --
                                                               2004        1.000           1.015                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.025           1.062                  --
                                                               2004        1.000           1.025                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.038           1.065             376,920
                                                               2004        1.000           1.038              26,690

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.030           1.047              52,916
                                                               2004        1.000           1.030                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.065           1.107             406,369
                                                               2004        1.000           1.065             103,866

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.032           1.041              20,662
                                                               2004        1.000           1.032              10,329

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.053           1.117                  --
                                                               2004        1.000           1.053                  --

   Equity Income Portfolio (10/00)..........................   2005        1.101           1.121              18,454
                                                               2004        1.000           1.101                  --

   Large Cap Portfolio (6/00)...............................   2005        1.047           1.110                  --
                                                               2004        1.000           1.047                  --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.103                  --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.006           1.015                  --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.007           1.049                  --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.081                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.026                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Mercury Large Cap Core Portfolio (6/00)..................      2005        1.123           1.227                  --
                                                               2004        1.000           1.123                  --

MFS Emerging Growth Portfolio (2/00).....................      2005        1.080           1.047                  --
                                                               2004        1.000           1.080                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.072           1.077                  --
                                                               2004        1.000           1.072                  --

MFS Total Return Portfolio (7/00)........................      2005        1.095           1.099             186,486
                                                               2004        1.000           1.095                  --

MFS Value Portfolio (5/04)...............................      2005        1.125           1.168              27,601
                                                               2004        1.000           1.125                  --

Mondrian International Stock Portfolio (3/02)............      2005        1.144           1.221                  --
                                                               2004        1.000           1.144                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.092           1.128                  --
                                                               2004        1.000           1.092                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.035           1.034                  --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.103           1.114             159,981
                                                               2004        1.000           1.103                  --

Strategic Equity Portfolio (6/00)........................      2005        1.097           1.091               2,635
                                                               2004        1.000           1.097                  --

Style Focus Series: Small Cap Growth Portfolio (6/05)....      2005        1.026           1.109                  --

Style Focus Series: Small Cap Value Portfolio (5/05).....      2005        1.000           1.104                 728

Travelers Managed Income Portfolio (7/00)................      2005        1.028           1.016               4,104
                                                               2004        1.000           1.028                  --

Van Kampen Enterprise Portfolio (4/00)...................      2005        1.035           1.088                  --
                                                               2004        1.000           1.035                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.997           0.995                 731
                                                               2004        1.000           0.997                  --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.065           1.159               9,552
                                                               2004        1.000           1.065                  --

   Smith Barney High Income Portfolio (8/00)................   2005        1.083           1.084              12,550
                                                               2004        1.000           1.083                  --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        0.989           1.014              12,501
                                                               2004        1.000           0.989                  --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.093           1.154              19,256
                                                               2004        1.000           1.093               9,888

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.992           0.995                 734
                                                               2004        1.000           0.992                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.058           1.113                  --
                                                               2004        1.000           1.058                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.168           1.194               2,962
                                                               2004        1.000           1.168                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.106           1.260              37,790
                                                               2004        1.000           1.106                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.226           1.410             117,119
                                                               2004        1.000           1.226                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02).........................   2005        1.330           1.532                  --
                                                               2004        1.142           1.330                  --
                                                               2003        1.000           1.142                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.211           1.234                  --
                                                               2004        1.118           1.211                  --
                                                               2003        1.000           1.118                  --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (2/00)...................................................   2005        1.151           1.288                  --
                                                               2004        1.091           1.151                  --
                                                               2003        1.000           1.091                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2005        1.310           1.457             151,200
                                                               2004        1.185           1.310              51,138
                                                               2003        1.000           1.185                  --

   Growth Fund -- Class 2 Shares (2/00).....................   2005        1.257           1.423             399,976
                                                               2004        1.147           1.257             193,007
                                                               2003        1.000           1.147                  --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2005        1.231           1.269             359,232
                                                               2004        1.144           1.231             128,857
                                                               2003        1.000           1.144                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2005        1.460           1.525                  --
                                                               2004        1.141           1.460                  --
                                                               2003        1.000           1.141                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.194           1.282                  --
                                                               2004        1.073           1.194                  --
                                                               2003        1.000           1.073                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.192           1.279              80,769
                                                               2004        1.066           1.192              73,096
                                                               2003        1.000           1.066                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.027                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.293           1.320              15,701
                                                               2004        1.190           1.293              15,699
                                                               2003        1.000           1.190                  --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.224           1.318                  --
                                                               2004        1.115           1.224                  --
                                                               2003        1.000           1.115                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.531           1.902                  --
                                                               2004        1.260           1.531                  --
                                                               2003        1.000           1.260                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.355           1.454              12,676
                                                               2004        1.173           1.355              12,876
                                                               2003        1.000           1.173                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.310           1.390                  --
                                                               2004        1.159           1.310                  --
                                                               2003        1.000           1.159                  --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2005        1.184           1.203              14,757
                                                               2004        1.117           1.184                  --
                                                               2003        1.000           1.117                  --

   Diversified Strategic Income Portfolio (7/00)............   2005        1.097           1.097                  --
                                                               2004        1.055           1.097                  --
                                                               2003        1.000           1.055                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Equity Index Portfolio -- Class II Shares (6/00).........   2005        1.211           1.230               8,417
                                                               2004        1.127           1.211               8,417
                                                               2003        1.000           1.127                  --

   Fundamental Value Portfolio (6/00).......................   2005        1.230           1.256              39,729
                                                               2004        1.166           1.230              33,733
                                                               2003        1.000           1.166                  --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.337           1.460               5,758
                                                               2004        1.139           1.337               5,758
                                                               2003        1.000           1.139                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.310           1.328                  --
                                                               2004        1.171           1.310                  --
                                                               2003        1.000           1.171                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.249           1.257             240,365
                                                               2004        1.138           1.249              26,639
                                                               2003        1.000           1.138                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.394           1.470             102,732
                                                               2004        1.153           1.394               7,623
                                                               2003        1.000           1.153                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.107           1.102                  --
                                                               2004        1.044           1.107                  --
                                                               2003        1.000           1.044                  --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.045           1.043             110,728
                                                               2004        1.022           1.045              39,208
                                                               2003        1.000           1.022                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.334           1.458                  --
                                                               2004        1.178           1.334                  --
                                                               2003        1.000           1.178                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.517           1.582              43,632
                                                               2004        1.234           1.517                  --
                                                               2003        1.000           1.234                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2005        1.232           1.249              11,746
                                                               2004        1.168           1.232              11,746
                                                               2003        1.000           1.168                  --

   Investors Fund -- Class I (1/01).........................   2005        1.231           1.278              31,967
                                                               2004        1.145           1.231              31,967
                                                               2003        1.000           1.145                  --

   Small Cap Growth Fund -- Class I (3/00)..................   2005        1.384           1.415                  --
                                                               2004        1.234           1.384                  --
                                                               2003        1.000           1.234                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.107           1.077              24,067
                                                               2004        1.099           1.107              24,056
                                                               2003        1.000           1.099                  --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.152           1.193                  --
                                                               2004        1.149           1.152                  --
                                                               2003        1.000           1.149                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.170           1.200             195,636
                                                               2004        1.126           1.170             162,348
                                                               2003        1.000           1.126                  --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.112           1.130             353,139
                                                               2004        1.087           1.112             303,857
                                                               2003        1.000           1.087                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.222           1.269              26,599
                                                               2004        1.138           1.222              26,599
                                                               2003        1.000           1.138                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.165           1.175                  --
                                                               2004        1.120           1.165                  --
                                                               2003        1.000           1.120                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.177           1.247                  --
                                                               2004        1.134           1.177                  --
                                                               2003        1.000           1.134                  --

   Equity Income Portfolio (10/00)..........................   2005        1.210           1.232                  --
                                                               2004        1.130           1.210                  --
                                                               2003        1.000           1.130                  --

   Large Cap Portfolio (6/00)...............................   2005        1.164           1.232                  --
                                                               2004        1.121           1.164                  --
                                                               2003        1.000           1.121                  --

   Managed Allocation Series: Aggressive Portfolio (5/05)...   2005        1.000           1.103                  --

   Managed Allocation Series: Conservative Portfolio
   (7/05)...................................................   2005        1.006           1.014                  --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.007           1.048                  --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.081                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.026                  --

   Mercury Large Cap Core Portfolio (6/00)..................   2005        1.228           1.341                  --
                                                               2004        1.087           1.228                  --
                                                               2003        1.000           1.087                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
MFS Emerging Growth Portfolio (2/00).....................      2005        1.212           1.174                  --
                                                               2004        1.103           1.212               7,801
                                                               2003        1.000           1.103                  --

MFS Mid Cap Growth Portfolio (3/02)......................      2005        1.256           1.261               8,919
                                                               2004        1.130           1.256                  --
                                                               2003        1.000           1.130                  --

MFS Total Return Portfolio (7/00)........................      2005        1.169           1.173              82,322
                                                               2004        1.076           1.169              58,405
                                                               2003        1.000           1.076                  --

MFS Value Portfolio (5/04)...............................      2005        1.113           1.155                  --
                                                               2004        1.000           1.113                  --

Mondrian International Stock Portfolio (3/02)............      2005        1.304           1.392              98,803
                                                               2004        1.156           1.304              98,803
                                                               2003        1.000           1.156                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.218           1.258              16,165
                                                               2004        1.125           1.218              16,914
                                                               2003        1.000           1.125                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.035           1.034                  --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.087           1.098              12,995
                                                               2004        1.000           1.087                  --

Strategic Equity Portfolio (6/00)........................      2005        1.197           1.190                  --
                                                               2004        1.114           1.197                  --
                                                               2003        1.000           1.114                  --

Style Focus Series: Small Cap Growth Portfolio (6/05)....      2005        1.026           1.108                  --

Style Focus Series: Small Cap Value Portfolio (5/05).....      2005        1.000           1.104                  --

Travelers Managed Income Portfolio (7/00)................      2005        1.029           1.017              82,749
                                                               2004        1.027           1.029              66,571
                                                               2003        1.000           1.027                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Van Kampen Enterprise Portfolio (4/00)...................   2005        1.140           1.197              54,319
                                                               2004        1.126           1.140              54,319
                                                               2003        1.000           1.126                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.982           0.979               5,357
                                                               2004        0.996           0.982               5,606
                                                               2003        1.000           0.996                  --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2005        1.214           1.321              78,748
                                                               2004        1.134           1.214              79,432
                                                               2003        1.000           1.134                  --

   Smith Barney High Income Portfolio (8/00)................   2005        1.183           1.183              13,132
                                                               2004        1.099           1.183              13,128
                                                               2003        1.000           1.099                  --

   Smith Barney Large Capitalization Growth Portfolio
   (2/00)...................................................   2005        1.140           1.169                  --
                                                               2004        1.166           1.140                  --
                                                               2003        1.000           1.166                  --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2005        1.244           1.313               6,430
                                                               2004        1.156           1.244               4,492
                                                               2003        1.000           1.156                  --

   Smith Barney Money Market Portfolio (2/00)...............   2005        0.975           0.977              16,921
                                                               2004        0.992           0.975                  --
                                                               2003        1.000           0.992                  --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2005        1.161           1.221              12,500
                                                               2004        1.113           1.161              12,500
                                                               2003        1.000           1.113                  --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.388           1.419                  --
                                                               2004        1.232           1.388                  --
                                                               2003        1.000           1.232                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (5/00)..........   2005        1.280           1.457             123,027
                                                               2004        1.139           1.280              11,796
                                                               2003        1.000           1.139                  --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2005        1.452           1.670              64,538
                                                               2004        1.195           1.452               5,627
                                                               2003        1.000           1.195                  --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B Shares is no longer available to new contract owners.

Franklin Small-Mid Cap Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

                             PIONEER ANNUISTAR FLEX

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Money Market Portfolio (3/02)............................   2005        0.972           0.980                  --
                                                               2004        0.982           0.972                  --
                                                               2003        0.995           0.982                  --
                                                               2002        1.000           0.995                  --

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series II (11/03)..   2005        1.075           1.143              43,562
                                                               2004        1.032           1.075              40,658
                                                               2003        1.000           1.032                  --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (11/03)...   2005        1.161           1.220                 998
                                                               2004        1.043           1.161                  --
                                                               2003        1.000           1.043                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (11/03)...........................................   2005        1.123           1.138             146,205
                                                               2004        1.033           1.123             121,341
                                                               2003        1.000           1.033                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.259           1.292              13,854
                                                               2004        1.153           1.259               7,904
                                                               2003        0.857           1.153                  --
                                                               2002        1.227           0.857                  --
                                                               2001        1.000           1.227                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.361           1.469              98,761
                                                               2004        1.172           1.361              66,369
                                                               2003        0.904           1.172              10,166
                                                               2002        1.134           0.904                  --
                                                               2001        1.000           1.134                  --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (11/03)..................................   2005        1.126           1.209              38,050
                                                               2004        1.056           1.126              39,542
                                                               2003        1.000           1.056                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (11/03)...........................................   2005        1.099           1.129              13,162
                                                               2004        1.052           1.099              12,870
                                                               2003        1.000           1.052                  --

   Oppenheimer Global Securities Fund/VA -- Service Shares
   (11/03)..................................................   2005        1.258           1.406              63,098
                                                               2004        1.080           1.258              47,199
                                                               2003        1.000           1.080                  --

Pioneer Variable Contracts Trust
   Pioneer AmPac Growth VCT Portfolio -- Class II (3/04)....   2005        0.998           0.989              25,569
                                                               2004        1.000           0.998              23,613

   Pioneer America Income VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.012           1.009              52,599
                                                               2004        1.002           1.012              32,300
                                                               2003        1.000           1.002                  --

   Pioneer Balanced VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.058           1.075              21,041
                                                               2004        1.033           1.058                  --
                                                               2003        1.000           1.033                  --

   Pioneer Bond VCT Portfolio -- Class II Shares (1/70).....   2005        1.000           1.000                  --

   Pioneer Cullen Value VCT Portfolio -- Class II Shares
   (3/05)...................................................   2005        1.000           1.097                  --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.308           1.764               3,574
                                                               2004        1.125           1.308               3,194
                                                               2003        1.000           1.125                  --

   Pioneer Equity Income VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.209           1.250              60,690
                                                               2004        1.064           1.209              33,109
                                                               2003        1.000           1.064                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Pioneer Equity Opportunity VCT Portfolio -- Class II
Shares (8/05)............................................      2005        1.000           0.999                  --

Pioneer Europe VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.267           1.338                  --
                                                               2004        1.094           1.267                  --
                                                               2003        1.000           1.094                  --

Pioneer Fund VCT Portfolio -- Class II Shares (11/03)....      2005        1.144           1.188              55,196
                                                               2004        1.053           1.144              53,140
                                                               2003        1.000           1.053                  --

Pioneer Global High Yield VCT Portfolio -- Class II
Shares (4/05)............................................      2005        1.000           1.044                  --

Pioneer Growth Shares VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.073           1.085              28,484
                                                               2004        1.029           1.073              28,185
                                                               2003        1.000           1.029                  --

Pioneer High Yield VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.082           1.078              87,185
                                                               2004        1.024           1.082              67,625
                                                               2003        1.000           1.024                  --

Pioneer Ibbotson Aggressive Allocation VCT Portfolio --
Class II Shares (5/05)...................................      2005        1.000           1.085                  --

Pioneer Ibbotson Growth Allocation VCT Portfolio --
Class II Shares (5/05)...................................      2005        1.000           1.069                  --

Pioneer Ibbotson Moderate Allocation VCT Portfolio --
Class II Shares (7/05)...................................      2005        1.003           1.048                  --

Pioneer International Value VCT Portfolio -- Class II
Shares (11/03)...........................................      2005        1.268           1.431                 893
                                                               2004        1.093           1.268                  --
                                                               2003        1.000           1.093                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.254           1.323              66,621
                                                               2004        1.051           1.254              63,558
                                                               2003        1.000           1.051                  --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (3/04)...................................   2005        1.091           1.156              36,844
                                                               2004        1.000           1.091               3,589

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.385           1.558              36,541
                                                               2004        1.044           1.385              24,930
                                                               2003        1.000           1.044                  --

   Pioneer Small and Mid Cap Growth VCT Portfolio -- Class
   II (3/04)................................................   2005        1.069           1.096             115,167
                                                               2004        1.000           1.069              88,717

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.247           1.358               8,016
                                                               2004        1.062           1.247               7,106
                                                               2003        1.000           1.062                  --

   Pioneer Small Company VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.152           1.147              26,183
                                                               2004        1.038           1.152              21,804
                                                               2003        1.000           1.038                  --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.103           1.107              71,799
                                                               2004        1.024           1.103              73,193
                                                               2003        1.000           1.024                  --

   Pioneer Value VCT Portfolio -- Class II Shares (11/03)...   2005        1.158           1.188              34,600
                                                               2004        1.061           1.158              35,064
                                                               2003        1.000           1.061                  --

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund -- Class II
   (5/05)...................................................   2005        1.000           1.066                  --

   Total Return Fund -- Class II (11/03)....................   2005        1.103           1.113              10,159
                                                               2004        1.038           1.103               5,595
                                                               2003        1.000           1.038                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Money Market Portfolio (3/02)............................   2005        0.984           0.991                  --
                                                               2004        0.994           0.984                  --
                                                               2003        1.000           0.994                  --

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series II
   (11/03)..................................................   2005        1.074           1.142                  --
                                                               2004        1.032           1.074                  --
                                                               2003        1.000           1.032                  --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (11/03)...   2005        1.160           1.219                  --
                                                               2004        1.043           1.160                  --
                                                               2003        1.000           1.043                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (11/03)...........................................   2005        1.122           1.137                 980
                                                               2004        1.033           1.122                  --
                                                               2003        1.000           1.033                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.302           1.336              21,578
                                                               2004        1.192           1.302              20,936
                                                               2003        1.000           1.192                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.364           1.472             111,621
                                                               2004        1.175           1.364              10,115
                                                               2003        1.000           1.175                  --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (11/03)..................................   2005        1.125           1.208                  --
                                                               2004        1.056           1.125                  --
                                                               2003        1.000           1.056                  --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (11/03)...........................................   2005        1.098           1.128                 486
                                                               2004        1.052           1.098                  --
                                                               2003        1.000           1.052                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Oppenheimer Global Securities Fund/VA -- Service Shares
   (11/03)..................................................   2005        1.257           1.404               5,451
                                                               2004        1.080           1.257                  --
                                                               2003        1.000           1.080                  --

Pioneer Variable Contracts Trust
   Pioneer AmPac Growth VCT Portfolio -- Class II (3/04)....   2005        0.997           0.988                 838
                                                               2004        1.000           0.997                  --

   Pioneer America Income VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.011           1.008                  --
                                                               2004        1.002           1.011                  --
                                                               2003        1.000           1.002                  --

   Pioneer Balanced VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.058           1.074                  --
                                                               2004        1.033           1.058                  --
                                                               2003        1.000           1.033                  --

   Pioneer Bond VCT Portfolio -- Class II Shares (1/70).....   2005        1.000           1.000                  --

   Pioneer Cullen Value VCT Portfolio -- Class II Shares
   (3/05)...................................................   2005        1.000           1.097                  --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.307           1.762                  --
                                                               2004        1.125           1.307                  --
                                                               2003        1.000           1.125                  --

   Pioneer Equity Income VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.208           1.249               1,320
                                                               2004        1.064           1.208                  --
                                                               2003        1.000           1.064                  --

   Pioneer Equity Opportunity VCT Portfolio -- Class II
   Shares (8/05)............................................   2005        1.000           0.998              15,375

   Pioneer Europe VCT Portfolio -- Class II Shares (11/03)..   2005        1.266           1.337                 426
                                                               2004        1.094           1.266                  --
                                                               2003        1.000           1.094                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Pioneer Fund VCT Portfolio -- Class II Shares (11/03)....      2005        1.144           1.186                 712
                                                               2004        1.053           1.144                  --
                                                               2003        1.000           1.053                  --

Pioneer Global High Yield VCT Portfolio -- Class II
Shares (4/05)............................................      2005        1.000           1.043                  --

Pioneer Growth Shares VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.072           1.083                  --
                                                               2004        1.029           1.072                  --
                                                               2003        1.000           1.029                  --

Pioneer High Yield VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.081           1.077                  --
                                                               2004        1.024           1.081                  --
                                                               2003        1.000           1.024                  --

Pioneer Ibbotson Aggressive Allocation VCT Portfolio --
Class II Shares (5/05)...................................      2005        1.000           1.084                  --

Pioneer Ibbotson Growth Allocation VCT Portfolio --
Class II Shares (5/05)...................................      2005        1.000           1.069              14,736

Pioneer Ibbotson Moderate Allocation VCT Portfolio --
Class II Shares (7/05)...................................      2005        1.003           1.048               5,279

Pioneer International Value VCT Portfolio -- Class II
Shares (11/03)...........................................      2005        1.267           1.429               4,669
                                                               2004        1.093           1.267                  --
                                                               2003        1.000           1.093                  --

Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.254           1.321               4,653
                                                               2004        1.051           1.254                  --
                                                               2003        1.000           1.051                  --

Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
Class II Shares (3/04)...................................      2005        1.091           1.155               1,499
                                                               2004        1.000           1.091                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.384           1.557                  --
                                                               2004        1.044           1.384                  --
                                                               2003        1.000           1.044                  --

   Pioneer Small and Mid Cap Growth VCT Portfolio -- Class
   II (3/04)................................................   2005        1.069           1.095                  --
                                                               2004        1.000           1.069                  --

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.247           1.356               4,694
                                                               2004        1.062           1.247                  --
                                                               2003        1.000           1.062                  --

   Pioneer Small Company VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.151           1.146                  --
                                                               2004        1.038           1.151                  --
                                                               2003        1.000           1.038                  --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.102           1.106               5,520
                                                               2004        1.024           1.102                  --
                                                               2003        1.000           1.024                  --

   Pioneer Value VCT Portfolio -- Class II Shares (11/03)...   2005        1.158           1.187                  --
                                                               2004        1.061           1.158                  --
                                                               2003        1.000           1.061                  --

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund -- Class II
   (5/05)...................................................   2005        1.000           1.065                 519

   Total Return Fund -- Class II (11/03)....................   2005        1.103           1.112                 988
                                                               2004        1.038           1.103                  --
                                                               2003        1.000           1.038                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Money Market Portfolio (3/02)............................   2005        0.973           0.978             402,325
                                                               2004        0.985           0.973             506,125
                                                               2003        0.999           0.985             175,479
                                                               2002        1.000           0.999                  --

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series II
   (11/03)..................................................   2005        1.072           1.138             434,509
                                                               2004        1.031           1.072             330,264
                                                               2003        1.000           1.031                  --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (11/03)...   2005        1.158           1.215             190,500
                                                               2004        1.043           1.158             162,460
                                                               2003        1.000           1.043                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (11/03)...........................................   2005        1.120           1.133           1,629,326
                                                               2004        1.032           1.120             967,326
                                                               2003        1.000           1.032                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.417           1.452           1,496,822
                                                               2004        1.300           1.417           1,111,279
                                                               2003        0.969           1.300             297,552
                                                               2002        1.000           0.969                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.481           1.596           4,568,600
                                                               2004        1.278           1.481           2,330,211
                                                               2003        0.989           1.278             519,279
                                                               2002        1.000           0.989                  --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (11/03)..................................   2005        1.123           1.204             850,243
                                                               2004        1.056           1.123             520,721
                                                               2003        1.000           1.056                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (11/03)...........................................   2005        1.097           1.124             630,810
                                                               2004        1.052           1.097             295,758
                                                               2003        1.000           1.052                  --

   Oppenheimer Global Securities Fund/VA -- Service Shares
   (11/03)..................................................   2005        1.255           1.400             720,659
                                                               2004        1.080           1.255             398,590
                                                               2003        1.000           1.080                  --

Pioneer Variable Contracts Trust
   Pioneer AmPac Growth VCT Portfolio -- Class II (3/04)....   2005        0.996           0.986              33,738
                                                               2004        1.000           0.996              23,565

   Pioneer America Income VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.009           1.004             608,435
                                                               2004        1.002           1.009             257,745
                                                               2003        1.000           1.002                  --

   Pioneer Balanced VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.056           1.071             183,114
                                                               2004        1.033           1.056             164,569
                                                               2003        1.000           1.033                  --

   Pioneer Bond VCT Portfolio -- Class II Shares (1/70).....   2005        1.000           1.000                  --

   Pioneer Cullen Value VCT Portfolio -- Class II Shares
   (3/05)...................................................   2005        1.000           1.096              74,368

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.305           1.756             180,153
                                                               2004        1.125           1.305             138,136
                                                               2003        1.000           1.125                  --

   Pioneer Equity Income VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.207           1.245             808,863
                                                               2004        1.063           1.207             465,812
                                                               2003        1.000           1.063                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Pioneer Equity Opportunity VCT Portfolio -- Class II
Shares (8/05)............................................      2005        1.000           0.998              13,586

Pioneer Europe VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.264           1.333              54,132
                                                               2004        1.094           1.264              35,674
                                                               2003        1.000           1.094                  --

Pioneer Fund VCT Portfolio -- Class II Shares (11/03)....      2005        1.142           1.183             949,580
                                                               2004        1.053           1.142             744,391
                                                               2003        1.000           1.053                  --

Pioneer Global High Yield VCT Portfolio -- Class II
Shares (4/05)............................................      2005        1.000           1.042              68,795

Pioneer Growth Shares VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.070           1.080              41,580
                                                               2004        1.029           1.070              43,265
                                                               2003        1.000           1.029                  --

Pioneer High Yield VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.079           1.073             987,496
                                                               2004        1.024           1.079             519,755
                                                               2003        1.000           1.024                  --

Pioneer Ibbotson Aggressive Allocation VCT Portfolio --
Class II Shares (5/05)...................................      2005        1.000           1.083             190,939

Pioneer Ibbotson Growth Allocation VCT Portfolio --
Class II Shares (5/05)...................................      2005        1.000           1.068             106,744

Pioneer Ibbotson Moderate Allocation VCT Portfolio --
Class II Shares (7/05)...................................      2005        1.003           1.047             727,734

Pioneer International Value VCT Portfolio -- Class II
Shares (11/03)...........................................      2005        1.265           1.425              81,973
                                                               2004        1.092           1.265              51,755
                                                               2003        1.000           1.092                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.251           1.317             461,171
                                                               2004        1.051           1.251             200,166
                                                               2003        1.000           1.051                  --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (3/04)...................................   2005        1.089           1.152             271,802
                                                               2004        1.000           1.089              62,238

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.382           1.552             173,768
                                                               2004        1.044           1.382             142,220
                                                               2003        1.000           1.044                  --

   Pioneer Small and Mid Cap Growth VCT Portfolio -- Class
   II (3/04)................................................   2005        1.068           1.092             368,751
                                                               2004        1.000           1.068             140,878

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.244           1.352             222,859
                                                               2004        1.062           1.244             106,338
                                                               2003        1.000           1.062                  --

   Pioneer Small Company VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.149           1.142              24,509
                                                               2004        1.038           1.149               7,915
                                                               2003        1.000           1.038                  --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.100           1.102           1,576,945
                                                               2004        1.023           1.100             817,250
                                                               2003        1.000           1.023                  --

   Pioneer Value VCT Portfolio -- Class II Shares (11/03)...   2005        1.156           1.183             341,434
                                                               2004        1.061           1.156             261,486
                                                               2003        1.000           1.061                  --

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund -- Class II
   (5/05)...................................................   2005        1.000           1.064              56,835

   Total Return Fund -- Class II (11/03)....................   2005        1.101           1.108             240,427
                                                               2004        1.038           1.101             169,169
                                                               2003        1.000           1.038                  --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Money Market Portfolio (3/02)............................   2005        1.000           1.006                  --

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series II
   (11/03)..................................................   2005        1.000           1.077                  --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (11/03)...   2005        1.000           1.049                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (11/03)...........................................   2005        1.000           1.014                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.000           1.051                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.000           1.071                  --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (11/03)..................................   2005        1.000           1.087                  --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (11/03)...........................................   2005        1.000           1.039                  --

   Oppenheimer Global Securities Fund/VA -- Service Shares
   (11/03)..................................................   2005        1.000           1.142                  --

Pioneer Variable Contracts Trust
   Pioneer AmPac Growth VCT Portfolio -- Class II (3/04)....   2005        1.000           0.989                  --

   Pioneer America Income VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.000           0.990                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Pioneer Balanced VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.000           1.012                  --

Pioneer Bond VCT Portfolio -- Class II Shares (1/70).....      2005        1.000           1.000                  --

Pioneer Cullen Value VCT Portfolio -- Class II Shares
(3/05)...................................................      2005        1.000           1.095                  --

Pioneer Emerging Markets VCT Portfolio -- Class II
Shares (11/03)...........................................      2005        1.000           1.292                  --

Pioneer Equity Income VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.000           1.026                  --

Pioneer Equity Opportunity VCT Portfolio -- Class II
Shares (8/05)............................................      2005        1.000           0.998                  --

Pioneer Europe VCT Portfolio -- Class II Shares (11/03)..      2005        1.000           1.037                  --

Pioneer Fund VCT Portfolio -- Class II Shares (11/03)....      2005        1.000           1.044                  --

Pioneer Global High Yield VCT Portfolio -- Class II
Shares (4/05)............................................      2005        1.000           1.042                  --

Pioneer Growth Shares VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.000           1.019                  --

Pioneer High Yield VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.000           0.991                  --

Pioneer Ibbotson Aggressive Allocation VCT Portfolio --
Class II Shares (5/05)...................................      2005        1.000           1.083                  --

Pioneer Ibbotson Growth Allocation VCT Portfolio --
Class II Shares (5/05)...................................      2005        1.000           1.067                  --

Pioneer Ibbotson Moderate Allocation VCT Portfolio --
Class II Shares (7/05)...................................      2005        1.003           1.047                  --

Pioneer International Value VCT Portfolio -- Class II
Shares (11/03)...........................................      2005        1.000           1.123                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.000           1.057                  --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (3/04)...................................   2005        1.000           1.093                  --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.000           1.175                  --

   Pioneer Small and Mid Cap Growth VCT Portfolio -- Class
   II (3/04)................................................   2005        1.000           1.014                  --

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.000           1.103                  --

   Pioneer Small Company VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.000           1.027                  --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.000           0.997                  --

   Pioneer Value VCT Portfolio -- Class II Shares (11/03)...   2005        1.000           1.022                  --

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund -- Class II
   (5/05)...................................................   2005        1.000           1.064                  --

   Total Return Fund -- Class II (11/03)....................   2005        1.000           1.013                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Money Market Portfolio (3/02)............................   2005        0.980           0.985              56,970
                                                               2004        0.993           0.980                  --
                                                               2003        1.000           0.993                  --

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series II
   (11/03)..................................................   2005        1.071           1.136               8,281
                                                               2004        1.031           1.071                  --
                                                               2003        1.000           1.031                  --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (11/03)...   2005        1.157           1.212               8,049
                                                               2004        1.043           1.157                  --
                                                               2003        1.000           1.043                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (11/03)...........................................   2005        1.119           1.131              63,975
                                                               2004        1.032           1.119                  --
                                                               2003        1.000           1.032                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.297           1.328              35,814
                                                               2004        1.191           1.297               7,965
                                                               2003        1.000           1.191                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.359           1.463             831,353
                                                               2004        1.174           1.359                  --
                                                               2003        1.000           1.174                  --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (11/03)..................................   2005        1.122           1.202                  --
                                                               2004        1.056           1.122                  --
                                                               2003        1.000           1.056                  --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (11/03)...........................................   2005        1.095           1.122              19,609
                                                               2004        1.052           1.095                  --
                                                               2003        1.000           1.052                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Oppenheimer Global Securities Fund/VA -- Service Shares
   (11/03)..................................................   2005        1.254           1.397              35,788
                                                               2004        1.080           1.254                  --
                                                               2003        1.000           1.080                  --

Pioneer Variable Contracts Trust
   Pioneer AmPac Growth VCT Portfolio -- Class II (3/04)....   2005        0.995           0.984                  --
                                                               2004        1.000           0.995                  --

   Pioneer America Income VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.008           1.002              19,066
                                                               2004        1.002           1.008                  --
                                                               2003        1.000           1.002                  --

   Pioneer Balanced VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.055           1.069                  --
                                                               2004        1.032           1.055                  --
                                                               2003        1.000           1.032                  --

   Pioneer Bond VCT Portfolio -- Class II Shares (1/70).....   2005        1.000           1.000                  --

   Pioneer Cullen Value VCT Portfolio -- Class II Shares
   (3/05)...................................................   2005        1.000           1.095               6,064

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.304           1.753              72,531
                                                               2004        1.125           1.304                 492
                                                               2003        1.000           1.125                  --

   Pioneer Equity Income VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.205           1.242              26,379
                                                               2004        1.063           1.205                  --
                                                               2003        1.000           1.063                  --

   Pioneer Equity Opportunity VCT Portfolio -- Class II
   Shares (8/05)............................................   2005        1.000           0.998                  --

   Pioneer Europe VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.263           1.330                  --
                                                               2004        1.094           1.263                  --
                                                               2003        1.000           1.094                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Pioneer Fund VCT Portfolio -- Class II Shares (11/03)....      2005        1.141           1.180              34,062
                                                               2004        1.053           1.141               1,428
                                                               2003        1.000           1.053                  --

Pioneer Global High Yield VCT Portfolio -- Class II
Shares (4/05)............................................      2005        1.000           1.041             181,834

Pioneer Growth Shares VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.069           1.078               4,439
                                                               2004        1.029           1.069                 707
                                                               2003        1.000           1.029                  --

Pioneer High Yield VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.078           1.071             102,752
                                                               2004        1.024           1.078                  --
                                                               2003        1.000           1.024                  --

Pioneer Ibbotson Aggressive Allocation VCT Portfolio --
Class II Shares (5/05)...................................      2005        1.000           1.083                  --

Pioneer Ibbotson Growth Allocation VCT Portfolio --
Class II Shares (5/05)...................................      2005        1.000           1.067              55,568

Pioneer Ibbotson Moderate Allocation VCT Portfolio --
Class II Shares (7/05)...................................      2005        1.003           1.046             136,692

Pioneer International Value VCT Portfolio -- Class II
Shares (11/03)...........................................      2005        1.263           1.422              33,192
                                                               2004        1.092           1.263               1,514
                                                               2003        1.000           1.092                  --

Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.250           1.314              95,256
                                                               2004        1.051           1.250                 908
                                                               2003        1.000           1.051                  --

Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
Class II Shares (3/04)...................................      2005        1.088           1.150              19,084
                                                               2004        1.000           1.088                 918

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.380           1.548               3,133
                                                               2004        1.043           1.380                 546
                                                               2003        1.000           1.043                  --

   Pioneer Small and Mid Cap Growth VCT Portfolio -- Class
   II (3/04)................................................   2005        1.067           1.090              10,497
                                                               2004        1.000           1.067                  --

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.243           1.349              66,580
                                                               2004        1.061           1.243                 708
                                                               2003        1.000           1.061                  --

   Pioneer Small Company VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.148           1.140              10,534
                                                               2004        1.038           1.148                  --
                                                               2003        1.000           1.038                  --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.099           1.100              62,224
                                                               2004        1.023           1.099               2,482
                                                               2003        1.000           1.023                  --

   Pioneer Value VCT Portfolio -- Class II Shares (11/03)...   2005        1.155           1.181               6,081
                                                               2004        1.061           1.155                 976
                                                               2003        1.000           1.061                  --

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund -- Class II
   (5/05)...................................................   2005        1.000           1.064              24,195

   Total Return Fund -- Class II (11/03)....................   2005        1.100           1.106              17,070
                                                               2004        1.038           1.100                  --
                                                               2003        1.000           1.038                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Money Market Portfolio (3/02)............................   2005        0.969           0.973               6,880
                                                               2004        0.983           0.969                  --
                                                               2003        0.999           0.983                  --
                                                               2002        1.000           0.999                  --

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series II
   (11/03)..................................................   2005        1.070           1.134              36,023
                                                               2004        1.031           1.070              33,380
                                                               2003        1.000           1.031                  --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (11/03)...   2005        1.156           1.210               1,943
                                                               2004        1.043           1.156                  --
                                                               2003        1.000           1.043                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (11/03)...........................................   2005        1.118           1.128             221,701
                                                               2004        1.032           1.118             239,289
                                                               2003        1.000           1.032                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.411           1.443              53,779
                                                               2004        1.297           1.411              76,355
                                                               2003        0.968           1.297               4,318
                                                               2002        1.000           0.968                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.475           1.586             319,848
                                                               2004        1.275           1.475             261,521
                                                               2003        0.988           1.275              22,009
                                                               2002        1.000           0.988                  --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (11/03)..................................   2005        1.121           1.199             179,537
                                                               2004        1.056           1.121             182,258
                                                               2003        1.000           1.056                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (11/03)...........................................   2005        1.094           1.120              36,295
                                                               2004        1.052           1.094              36,298
                                                               2003        1.000           1.052                  --

   Oppenheimer Global Securities Fund/VA -- Service Shares
   (11/03)..................................................   2005        1.253           1.394             101,304
                                                               2004        1.080           1.253             100,600
                                                               2003        1.000           1.080                  --

Pioneer Variable Contracts Trust
   Pioneer AmPac Growth VCT Portfolio -- Class II (3/04)....   2005        0.994           0.982              42,199
                                                               2004        1.000           0.994              40,346

   Pioneer America Income VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.007           1.000              26,633
                                                               2004        1.002           1.007              14,168
                                                               2003        1.000           1.002                  --

   Pioneer Balanced VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.054           1.066              11,781
                                                               2004        1.032           1.054              10,823
                                                               2003        1.000           1.032                  --

   Pioneer Bond VCT Portfolio -- Class II Shares (1/70).....   2005        1.000           1.000                  --

   Pioneer Cullen Value VCT Portfolio -- Class II Shares
   (3/05)...................................................   2005        1.000           1.094              41,161

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.302           1.749              11,771
                                                               2004        1.125           1.302              11,318
                                                               2003        1.000           1.125                  --

   Pioneer Equity Income VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.204           1.240              88,210
                                                               2004        1.063           1.204              97,012
                                                               2003        1.000           1.063                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Pioneer Equity Opportunity VCT Portfolio -- Class II
Shares (8/05)............................................      2005        1.000           0.997                  --

Pioneer Europe VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.261           1.327               3,040
                                                               2004        1.093           1.261               2,893
                                                               2003        1.000           1.093                  --

Pioneer Fund VCT Portfolio -- Class II Shares (11/03)....      2005        1.139           1.178             114,419
                                                               2004        1.052           1.139             108,895
                                                               2003        1.000           1.052                  --

Pioneer Global High Yield VCT Portfolio -- Class II
Shares (4/05)............................................      2005        1.000           1.041             290,000

Pioneer Growth Shares VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.068           1.075                  --
                                                               2004        1.029           1.068                  --
                                                               2003        1.000           1.029                  --

Pioneer High Yield VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.077           1.069             159,923
                                                               2004        1.024           1.077             343,541
                                                               2003        1.000           1.024                  --

Pioneer Ibbotson Aggressive Allocation VCT Portfolio --
Class II Shares (5/05)...................................      2005        1.000           1.082               3,255

Pioneer Ibbotson Growth Allocation VCT Portfolio --
Class II Shares (5/05)...................................      2005        1.000           1.066                  --

Pioneer Ibbotson Moderate Allocation VCT Portfolio --
Class II Shares (7/05)...................................      2005        1.003           1.046                  --

Pioneer International Value VCT Portfolio -- Class II
Shares (11/03)...........................................      2005        1.262           1.419               7,902
                                                               2004        1.092           1.262               7,607
                                                               2003        1.000           1.092                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.249           1.312             116,017
                                                               2004        1.051           1.249             120,187
                                                               2003        1.000           1.051                  --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
   Class II Shares (3/04)...................................   2005        1.088           1.148              19,339
                                                               2004        1.000           1.088                  --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.378           1.545              10,389
                                                               2004        1.043           1.378              21,650
                                                               2003        1.000           1.043                  --

   Pioneer Small and Mid Cap Growth VCT Portfolio -- Class
   II (3/04)................................................   2005        1.066           1.088              57,697
                                                               2004        1.000           1.066              56,735

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.242           1.346              40,351
                                                               2004        1.061           1.242              40,103
                                                               2003        1.000           1.061                  --

   Pioneer Small Company VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.146           1.137               1,828
                                                               2004        1.038           1.146               1,662
                                                               2003        1.000           1.038                  --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.098           1.098              57,385
                                                               2004        1.023           1.098              23,760
                                                               2003        1.000           1.023                  --

   Pioneer Value VCT Portfolio -- Class II Shares (11/03)...   2005        1.153           1.178              30,273
                                                               2004        1.061           1.153              28,516
                                                               2003        1.000           1.061                  --

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund -- Class II
   (5/05)...................................................   2005        1.000           1.063                  --

   Total Return Fund -- Class II (11/03)....................   2005        1.099           1.104              51,430
                                                               2004        1.038           1.099              48,252
                                                               2003        1.000           1.038                  --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Money Market Portfolio (3/02)............................   2005        0.993           0.997                  --
                                                               2004        1.000           0.993                  --

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series II
   (11/03)..................................................   2005        1.054           1.116                  --
                                                               2004        1.000           1.054                  --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (11/03)...   2005        1.064           1.114                  --
                                                               2004        1.000           1.064                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (11/03)...........................................   2005        1.072           1.081                  --
                                                               2004        1.000           1.072                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.084           1.108                  --
                                                               2004        1.000           1.084                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.155           1.241              40,479
                                                               2004        1.000           1.155               6,678

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (11/03)..................................   2005        1.052           1.125                  --
                                                               2004        1.000           1.052                  --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (11/03)...........................................   2005        1.046           1.070                  --
                                                               2004        1.000           1.046                  --

   Oppenheimer Global Securities Fund/VA -- Service Shares
   (11/03)..................................................   2005        1.168           1.300                  --
                                                               2004        1.000           1.168                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Pioneer Variable Contracts Trust
   Pioneer AmPac Growth VCT Portfolio -- Class II (3/04)....   2005        0.991           0.978                  --
                                                               2004        1.000           0.991                  --

   Pioneer America Income VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.032           1.024                  --
                                                               2004        1.000           1.032                  --

   Pioneer Balanced VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.025           1.037                  --
                                                               2004        1.000           1.025                  --

   Pioneer Bond VCT Portfolio -- Class II Shares (1/70).....   2005        1.000           1.000                  --

   Pioneer Cullen Value VCT Portfolio -- Class II Shares
   (3/05)...................................................   2005        1.000           1.094                  --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.294           1.737                  --
                                                               2004        1.000           1.294                  --

   Pioneer Equity Income VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.124           1.157                  --
                                                               2004        1.000           1.124                  --

   Pioneer Equity Opportunity VCT Portfolio -- Class II
   Shares (8/05)............................................   2005        1.000           0.997                  --

   Pioneer Europe VCT Portfolio -- Class II Shares (11/03)..   2005        1.177           1.237                  --
                                                               2004        1.000           1.177                  --

   Pioneer Fund VCT Portfolio -- Class II Shares (11/03)....   2005        1.090           1.126                  --
                                                               2004        1.000           1.090                  --

   Pioneer Global High Yield VCT Portfolio -- Class II
   Shares (4/05)............................................   2005        1.000           1.040                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Pioneer Growth Shares VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.080           1.088                  --
                                                               2004        1.000           1.080                  --

Pioneer High Yield VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.084           1.075                  --
                                                               2004        1.000           1.084                  --

Pioneer Ibbotson Aggressive Allocation VCT Portfolio --
Class II Shares (5/05)...................................      2005        1.000           1.082                  --

Pioneer Ibbotson Growth Allocation VCT Portfolio --
Class II Shares (5/05)...................................      2005        1.000           1.066                  --

Pioneer Ibbotson Moderate Allocation VCT Portfolio --
Class II Shares (7/05)...................................      2005        1.003           1.045                  --

Pioneer International Value VCT Portfolio -- Class II
Shares (11/03)...........................................      2005        1.169           1.314                  --
                                                               2004        1.000           1.169                  --

Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.143           1.200                  --
                                                               2004        1.000           1.143                  --

Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
Class II Shares (3/04)...................................      2005        1.069           1.128                  --
                                                               2004        1.000           1.069                  --

Pioneer Real Estate Shares VCT Portfolio -- Class II
Shares (11/03)...........................................      2005        1.307           1.465                  --
                                                               2004        1.000           1.307                  --

Pioneer Small and Mid Cap Growth VCT Portfolio -- Class
II (3/04)................................................      2005        1.010           1.030                  --
                                                               2004        1.000           1.010                  --

Pioneer Small Cap Value VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.153           1.250                  --
                                                               2004        1.000           1.153                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Pioneer Small Company VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.107           1.098                  --
                                                               2004        1.000           1.107                  --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.098           1.097                  --
                                                               2004        1.000           1.098                  --

   Pioneer Value VCT Portfolio -- Class II Shares (11/03)...   2005        1.085           1.108                  --
                                                               2004        1.000           1.085                  --

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund -- Class II
   (5/05)...................................................   2005        1.000           1.063                  --

   Total Return Fund -- Class II (11/03)....................   2005        1.053           1.057                  --
                                                               2004        1.000           1.053                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.55%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Money Market Portfolio (3/02)............................   2005        0.993           0.996              39,858
                                                               2004        1.000           0.993                  --

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series II
   (11/03)..................................................   2005        1.054           1.115               4,484
                                                               2004        1.000           1.054                  --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (11/03)...   2005        1.064           1.113               2,228
                                                               2004        1.000           1.064                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (11/03)...........................................   2005        1.071           1.080              31,205
                                                               2004        1.000           1.071                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.084           1.107              19,784
                                                               2004        1.000           1.084               9,872

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.155           1.240              30,423
                                                               2004        1.000           1.155                  --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (11/03)..................................   2005        1.052           1.124              25,482
                                                               2004        1.000           1.052                  --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (11/03)...........................................   2005        1.046           1.069                  --
                                                               2004        1.000           1.046                  --

   Oppenheimer Global Securities Fund/VA -- Service Shares
   (11/03)..................................................   2005        1.168           1.299               3,935
                                                               2004        1.000           1.168                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Pioneer Variable Contracts Trust
   Pioneer AmPac Growth VCT Portfolio -- Class II (3/04)....   2005        0.991           0.978                  --
                                                               2004        1.000           0.991                  --

   Pioneer America Income VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.032           1.023              33,873
                                                               2004        1.000           1.032                  --

   Pioneer Balanced VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.025           1.036                  --
                                                               2004        1.000           1.025                  --

   Pioneer Bond VCT Portfolio -- Class II Shares (1/70).....   2005        1.000           1.000                  --

   Pioneer Cullen Value VCT Portfolio -- Class II Shares
   (3/05)...................................................   2005        1.000           1.093                  --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.294           1.736               6,296
                                                               2004        1.000           1.294                  --

   Pioneer Equity Income VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.124           1.156                  --
                                                               2004        1.000           1.124                  --

   Pioneer Equity Opportunity VCT Portfolio -- Class II
   Shares (8/05)............................................   2005        1.000           0.997                  --

   Pioneer Europe VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.176           1.236                  --
                                                               2004        1.000           1.176                  --

   Pioneer Fund VCT Portfolio -- Class II Shares (11/03)....   2005        1.089           1.125                  --
                                                               2004        1.000           1.089                  --

   Pioneer Global High Yield VCT Portfolio -- Class II
   Shares (4/05)............................................   2005        1.000           1.040              63,320

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Pioneer Growth Shares VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.080           1.087                  --
                                                               2004        1.000           1.080                  --

Pioneer High Yield VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.084           1.074              55,765
                                                               2004        1.000           1.084                  --

Pioneer Ibbotson Aggressive Allocation VCT Portfolio --
Class II Shares (5/05)...................................      2005        1.000           1.081                  --

Pioneer Ibbotson Growth Allocation VCT Portfolio --
Class II Shares (5/05)...................................      2005        1.000           1.066                  --

Pioneer Ibbotson Moderate Allocation VCT Portfolio --
Class II Shares (7/05)...................................      2005        1.003           1.045                  --

Pioneer International Value VCT Portfolio -- Class II
Shares (11/03)...........................................      2005        1.169           1.313               6,002
                                                               2004        1.000           1.169                  --

Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.142           1.199              17,291
                                                               2004        1.000           1.142                  --

Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
Class II Shares (3/04)...................................      2005        1.069           1.128               6,799
                                                               2004        1.000           1.069                  --

Pioneer Real Estate Shares VCT Portfolio -- Class II
Shares (11/03)...........................................      2005        1.307           1.463               6,985
                                                               2004        1.000           1.307                  --

Pioneer Small and Mid Cap Growth VCT Portfolio -- Class
II (3/04)................................................      2005        1.009           1.029              27,863
                                                               2004        1.000           1.009                  --

Pioneer Small Cap Value VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.153           1.249               8,131
                                                               2004        1.000           1.153                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Pioneer Small Company VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.107           1.097                  --
                                                               2004        1.000           1.107                  --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.097           1.096              23,096
                                                               2004        1.000           1.097                  --

   Pioneer Value VCT Portfolio -- Class II Shares (11/03)...   2005        1.085           1.107              18,026
                                                               2004        1.000           1.085                  --

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund -- Class II
   (5/05)...................................................   2005        1.000           1.062                  --

   Total Return Fund -- Class II (11/03)....................   2005        1.052           1.056                  --
                                                               2004        1.000           1.052                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.65%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Money Market Portfolio (3/02)............................   2005        0.976           0.978              40,712
                                                               2004        0.992           0.976              35,314
                                                               2003        1.000           0.992                  --

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series II
   (11/03)..................................................   2005        1.068           1.129              16,532
                                                               2004        1.031           1.068              15,243
                                                               2003        1.000           1.031                  --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (11/03)...   2005        1.153           1.205                  --
                                                               2004        1.042           1.153                  --
                                                               2003        1.000           1.042                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (11/03)...........................................   2005        1.116           1.124              77,251
                                                               2004        1.032           1.116              74,934
                                                               2003        1.000           1.032                  --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (2/00)............................................   2005        1.292           1.318              39,590
                                                               2004        1.190           1.292              36,614
                                                               2003        1.000           1.190                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (2/00)...................................................   2005        1.354           1.453              41,581
                                                               2004        1.173           1.354              39,024
                                                               2003        1.000           1.173                  --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class II Shares (11/03)..................................   2005        1.118           1.194              39,508
                                                               2004        1.056           1.118              34,041
                                                               2003        1.000           1.056                  --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (11/03)...........................................   2005        1.092           1.115              26,841
                                                               2004        1.052           1.092              22,202
                                                               2003        1.000           1.052                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Oppenheimer Global Securities Fund/VA -- Service Shares
   (11/03)..................................................   2005        1.250           1.388              15,536
                                                               2004        1.080           1.250              16,085
                                                               2003        1.000           1.080                  --

Pioneer Variable Contracts Trust
   Pioneer AmPac Growth VCT Portfolio -- Class II (3/04)....   2005        0.993           0.978              16,012
                                                               2004        1.000           0.993              13,393

   Pioneer America Income VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.005           0.996              38,119
                                                               2004        1.001           1.005              35,567
                                                               2003        1.000           1.001                  --

   Pioneer Balanced VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.051           1.062                  --
                                                               2004        1.032           1.051                  --
                                                               2003        1.000           1.032                  --

   Pioneer Bond VCT Portfolio -- Class II Shares (1/70).....   2005        1.000           1.000                  --

   Pioneer Cullen Value VCT Portfolio -- Class II Shares
   (3/05)...................................................   2005        1.000           1.092               4,905

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.299           1.742              37,507
                                                               2004        1.124           1.299              39,586
                                                               2003        1.000           1.124                  --

   Pioneer Equity Income VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.201           1.234                  --
                                                               2004        1.063           1.201                  --
                                                               2003        1.000           1.063                  --

   Pioneer Equity Opportunity VCT Portfolio -- Class II
   Shares (8/05)............................................   2005        1.000           0.996                  --

   Pioneer Europe VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.259           1.322               2,281
                                                               2004        1.093           1.259               2,281
                                                               2003        1.000           1.093                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
Pioneer Fund VCT Portfolio -- Class II Shares (11/03)....      2005        1.137           1.173              79,024
                                                               2004        1.052           1.137              74,378
                                                               2003        1.000           1.052                  --

Pioneer Global High Yield VCT Portfolio -- Class II
Shares (4/05)............................................      2005        1.000           1.039                  --

Pioneer Growth Shares VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.066           1.071                  --
                                                               2004        1.029           1.066                  --
                                                               2003        1.000           1.029                  --

Pioneer High Yield VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.075           1.064             113,735
                                                               2004        1.024           1.075               9,601
                                                               2003        1.000           1.024                  --

Pioneer Ibbotson Aggressive Allocation VCT Portfolio --
Class II Shares (5/05)...................................      2005        1.000           1.081               4,988

Pioneer Ibbotson Growth Allocation VCT Portfolio --
Class II Shares (5/05)...................................      2005        1.000           1.065                  --

Pioneer Ibbotson Moderate Allocation VCT Portfolio --
Class II Shares (7/05)...................................      2005        1.003           1.045                  --

Pioneer International Value VCT Portfolio -- Class II
Shares (11/03)...........................................      2005        1.259           1.413                  --
                                                               2004        1.092           1.259                  --
                                                               2003        1.000           1.092                  --

Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
(11/03)..................................................      2005        1.246           1.306               1,781
                                                               2004        1.051           1.246               1,965
                                                               2003        1.000           1.051                  --

Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
Class II Shares (3/04)...................................      2005        1.086           1.144              15,476
                                                               2004        1.000           1.086              13,088

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.375           1.539               8,481
                                                               2004        1.043           1.375               8,481
                                                               2003        1.000           1.043                  --

   Pioneer Small and Mid Cap Growth VCT Portfolio -- Class
   II (3/04)................................................   2005        1.064           1.084                  --
                                                               2004        1.000           1.064                  --

   Pioneer Small Cap Value VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.239           1.341               4,518
                                                               2004        1.061           1.239               4,518
                                                               2003        1.000           1.061                  --

   Pioneer Small Company VCT Portfolio -- Class II Shares
   (11/03)..................................................   2005        1.144           1.132                  --
                                                               2004        1.038           1.144                  --
                                                               2003        1.000           1.038                  --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2005        1.095           1.093              82,149
                                                               2004        1.023           1.095              73,931
                                                               2003        1.000           1.023                  --

   Pioneer Value VCT Portfolio -- Class II Shares (11/03)...   2005        1.151           1.173              52,572
                                                               2004        1.061           1.151              47,115
                                                               2003        1.000           1.061                  --

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund -- Class II
   (5/05)...................................................   2005        1.000           1.062                  --

   Total Return Fund -- Class II (11/03)....................   2005        1.096           1.099                  --
                                                               2004        1.037           1.096                  --
                                                               2003        1.000           1.037                  --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3
                              PORTFOLIO ARCHITECT L
                                    VINTAGE L
                           PIONEER ANNUISTAR(SM) FLEX

                       STATEMENT OF ADDITIONAL INFORMATION

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

MIC-Book-04-08-81-82-83                                              May 1, 2006